UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04347

GMO Trust

(Exact name of registrant as specified in charter)

40 Rowes Wharf, Boston, MA 02110
(Address of principal executive offices) (Zip code)

J.B. Kittredge, Chief Executive Officer, 40 Rowes Wharf, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-346-7646

Date of fiscal year end: 02/28/13

Date of reporting period: 11/30/12

Item 1. Schedule of Investments.

The Schedules of Investments for each series of the registrant for the periods ended November 30, 2012 are filed herewith.

Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.9%

	Capital Goods — 0.8%
1,091,500	3M Co.	99,271,925

	Consumer Durables & Apparel — 0.7%
900,820	Nike, Inc. – Class B	87,811,933

	Consumer Services — 2.1%
2,709,500	McDonald’s Corp.	235,834,880
343,435	Yum! Brands, Inc.	23,037,620

	Total Consumer Services	258,872,500

	Energy — 7.1%
15,756,990	BP Plc	109,389,628
3,623,070	Chevron Corp.	382,922,268
1,319,700	Exxon Mobil Corp.	116,318,358
4,769,682	Royal Dutch Shell Plc – A Shares	159,695,905
2,545,357	Total SA	127,562,095

	Total Energy	895,888,254

	Food & Staples Retailing — 4.2%
194,700	Costco Wholesale Corp.	20,246,853
254,600	CVS Caremark Corp.	11,841,446
1,686,409	Sysco Corp.	53,374,845
15,695,247	Tesco Plc	81,877,906
5,020,200	Wal–Mart Stores, Inc.	361,554,804

	Total Food & Staples Retailing	528,895,854

	Food, Beverage & Tobacco — 20.2%
886,522	Anheuser-Busch InBev NV	77,847,618
3,225,336	British American Tobacco Plc	169,429,947
14,630,200	Coca-Cola Co. (The)	554,777,184
10,045,100	Japan Tobacco, Inc.	301,197,749
1,643,800	Lorillard, Inc.	199,162,808
3,330,900	Nestle SA (Registered)	218,032,806
4,812,711	PepsiCo, Inc.	337,900,439
5,229,830	Philip Morris International, Inc.	470,057,120
4,995,740	Unilever NV	189,582,741
543,513	Unilever Plc	20,854,707

	Total Food, Beverage & Tobacco	2,538,843,119

	Health Care Equipment & Services — 6.3%
173,100	Baxter International, Inc.	11,471,337
6,116,480	Express Scripts Holding Co. *	329,372,448
55,380	Henry Schein, Inc. *	4,473,043
3,339	Intuitive Surgical, Inc. *	1,766,331
876,665	Laboratory Corp. of America Holdings *	74,157,092
2,549,030	Medtronic, Inc.	107,339,653
995,645	Quest Diagnostics, Inc.	57,528,368
1,436,644	UnitedHealth Group, Inc.	78,139,067
1,901,667	Zimmer Holdings, Inc.	125,452,972

	Total Health Care Equipment & Services	789,700,311

	Household & Personal Products — 5.2%
677,653	Church & Dwight Co., Inc.	36,694,910
2,561,650	Colgate–Palmolive Co.	277,939,025

Shares	Description	Value ($)
	Household & Personal Products — continued
4,699,600	Procter & Gamble Co. (The)	328,173,068
133,657	Reckitt Benckiser Group Plc	8,406,976

	Total Household & Personal Products	651,213,979

	Materials — 0.0%
37,200	Praxair, Inc.	3,988,212

	Pharmaceuticals, Biotechnology & Life Sciences — 18.2%
5,231,505	Abbott Laboratories	340,047,825
395,213	Amgen, Inc.	35,094,914
1,462,902	AstraZeneca Plc	69,485,268
1,424,600	Bristol–Myers Squibb Co.	46,484,698
175,400	Eli Lilly & Co.	8,601,616
300,300	Gilead Sciences, Inc. *	22,522,500
5,938,002	GlaxoSmithKline Plc	127,168,888
8,509,800	Johnson & Johnson	593,388,354
1,053,500	Merck & Co., Inc.	46,670,050
2,670,195	Novartis AG (Registered)	165,464,864
214,463	Novo Nordisk A/S-Class B	33,994,632
18,639,539	Pfizer, Inc.	466,361,266
789,911	Roche Holding AG	155,608,635
1,766,140	Sanofi	157,747,078
566,300	Takeda Pharmaceutical Co. Ltd	25,923,669

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,294,564,257

	Retailing — 2.5%
68,960	Hennes & Mauritz AB – Class B	2,239,883
4,497,800	Target Corp.	283,946,114
565,078	TJX Cos., Inc. (The)	25,055,559

	Total Retailing	311,241,556

	Software & Services — 19.0%
731,700	Google, Inc. – Class A*	510,997,329
1,783,970	International Business Machines Corp.	339,079,178
365,780	Mastercard, Inc. – Class A	178,749,370
17,426,900	Microsoft Corp.	463,904,078
19,260,100	Oracle Corp.	618,249,210
1,576,528	SAP AG	123,093,817
927,000	Visa, Inc. – Class A	138,781,170
44,337	Yahoo! Japan Corp	14,936,579

	Total Software & Services	2,387,790,731

	Technology Hardware & Equipment — 9.9%
614,818	Apple, Inc.	359,840,679
26,567,331	Cisco Systems, Inc.	502,388,229
1,435,900	EMC Corp. *	35,639,038
18,662,800	Hewlett-Packard Co.	242,429,772
1,745,058	Qualcomm, Inc.	111,020,590

	Total Technology Hardware & Equipment	1,251,318,308

	Telecommunication Services — 0.7%
59,174	NTT Docomo, Inc.	85,786,094

	TOTAL COMMON STOCKS (COST $10,553,483,816)	12,185,187,033

Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 2.4%

	Affiliated Issuers — 2.4%
11,819,044	GMO U.S. Treasury Fund	295,476,103

	TOTAL MUTUAL FUNDS (COST $295,476,103)	295,476,103

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
22,624,343	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	22,624,343

	TOTAL SHORT-TERM INVESTMENTS (COST $22,624,343)	22,624,343

	TOTAL INVESTMENTS — 99.5% (Cost $10,871,584,262)	12,503,287,479
	Other Assets and Liabilities (net) — 0.5%	66,964,741

	TOTAL NET ASSETS — 100.0%	$12,570,252,220

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Country Summary*	% of Investments
United States	80.1%
United Kingdom	6.1
Switzerland	4.4
Japan	3.5
France	2.4
Netherlands	1.6
Germany	1.0
Belgium	0.6
Denmark	0.3
Sweden	0.0 ^

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

^	Rounds to 0.0%.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 11,011,495,117	$1,730,500,545	$(238,708,183)	$1,491,792,362

Investments	in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$64,903,199	$506,272,000	$275,699,096	$116,208	$—	$295,476,103
U.S. Flexible Equities Fund**	—	8,048,791,729	7,983,335,351	—	—	—

Totals	$64,903,199	$8,555,063,729	$8,259,034,447	$116,208	$—	$295,476,103

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	Represents U.S. Flexible Equities Fund Class III, IV, V and VI.

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	REAL ESTATE INVESTMENTS — 99.2%

	REAL ESTATE INVESTMENT TRUSTS — 99.2%

	Diversified — 6.3%
8,400	Duke Realty Corp.	113,400
4,708	Lexington Realty Trust	45,150
3,700	Liberty Property Trust	128,871
700	PS Business Parks, Inc.	45,143
5,046	Vornado Realty Trust	385,666

	Total Diversified	718,230

	Industrial — 4.5%
9,000	DCT Industrial Trust, Inc.	56,250
900	EastGroup Properties, Inc.	47,052
11,960	ProLogis, Inc.	405,922

	Total Industrial	509,224

	Office — 14.5%
1,770	Alexandria Real Estate Equities, Inc.	120,218
4,200	BioMed Realty Trust, Inc.	80,934
4,440	Boston Properties, Inc.	455,677
5,389	Brandywine Realty Trust	64,291
2,100	Corporate Office Properties Trust	51,828
3,700	Digital Realty Trust, Inc.	238,798
4,500	Douglas Emmett, Inc.	102,195
2,300	Highwoods Properties, Inc.	74,152
2,300	Kilroy Realty Corp.	103,730
2,700	Mack-Cali Realty Corp.	68,256
5,300	Piedmont Office Realty Trust, Inc. – Class A	93,545
2,623	SL Green Realty Corp.	197,722

	Total Office	1,651,346

	Residential — 17.6%
3,100	American Campus Communities, Inc.	135,780
4,086	Apartment Investment & Management Co. – Class A	102,436
2,783	AvalonBay Communities, Inc.	366,772
2,100	BRE Properties, Inc.	102,165
2,300	Camden Property Trust	151,110
2,400	Colonial Properties Trust	48,960
1,100	Equity Lifestyle Properties, Inc.	72,204
8,700	Equity Residential	482,937
1,070	Essex Property Trust, Inc.	150,324
1,400	Home Properties, Inc.	82,446
1,100	Mid-America Apartment Communities, Inc.	68,552
1,600	Post Properties, Inc.	78,608
6,781	UDR, Inc.	156,031

	Total Residential	1,998,325

	Retail — 26.5%
40	Alexander’s, Inc.	17,720
4,531	CBL & Associates Properties, Inc.	101,993
6,697	DDR Corp.	102,531
2,040	Federal Realty Investment Trust	212,242
12,200	General Growth Properties, Inc.	236,314
12,458	Kimco Realty Corp.	239,941
3,996	Macerich Co. (The)	225,774

Shares	Description	Value ($)
	Retail — continued
3,100	National Retail Properties, Inc.	95,232
4,100	Realty Income Corp.	166,788
2,900	Regency Centers Corp.	135,865
7,443	Simon Property Group, Inc.	1,132,303
2,900	Tanger Factory Outlet Centers, Inc.	95,352
2,000	Taubman Centers, Inc.	154,940
3,900	Weingarten Realty Investors	106,002

	Total Retail	3,022,997

	Specialized — 29.8%
3,700	CubeSmart	51,060
5,511	DiamondRock Hospitality Co.	48,166
1,300	EPR Properties	58,955
3,300	Extra Space Storage, Inc.	115,995
13,600	HCP, Inc.	612,680
7,300	Health Care, Inc.	429,897
2,600	Healthcare Realty Trust, Inc.	62,010
4,200	Hospitality Properties Trust	95,340
21,437	Host Hotels & Resorts, Inc.	314,909
2,600	LaSalle Hotel Properties	62,686
900	National Health Investors, Inc.	49,950
3,400	Omega Healthcare Investors, Inc.	77,928
5,034	Public Storage	707,982
5,000	Senior Housing Properties Trust	111,750
900	Sovran Self Storage, Inc.	55,611
8,404	Ventas, Inc.	534,915

	Total Specialized	3,389,834

	TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $8,237,021)	11,289,956

	TOTAL REAL ESTATE INVESTMENTS (COST $8,237,021)	11,289,956

	SHORT-TERM INVESTMENTS — 1.2%

	Money Market Funds — 1.2%
143,137	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	143,137

	TOTAL SHORT-TERM INVESTMENTS (COST $143,137)	143,137

	TOTAL INVESTMENTS — 100.4% (Cost $8,380,158)	11,433,093
	Other Assets and Liabilities (net) — (0.4%)	(47,382)

	TOTAL NET ASSETS — 100.0%	$11,385,711

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Real Estate Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,941,883	$2,527,306	$(36,096)	$2,491,210

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S Treasury Fund	$126,961	$232,000	$358,961	$107	$—	$—

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.4%

	Automobiles & Components — 0.8%
29,300	Dana Holding Corp	415,474
416,166	General Motors Co. *	10,770,376

	Total Automobiles & Components	11,185,850

	Banks — 2.2%
214,700	US Bancorp	6,926,222
698,800	Wells Fargo & Co.	23,067,388

	Total Banks	29,993,610

	Capital Goods — 2.2%
151,800	3M Co.	13,806,210
8,800	Alliant Techsystems, Inc.	528,000
23,100	Exelis, Inc.	261,030
68,400	Fastenal Co.	2,859,804
72,400	General Dynamics Corp.	4,814,600
23,650	ITT Corp.	529,050
18,800	L-3 Communications Holdings, Inc.	1,444,780
28,400	Navistar International Corp. *	579,644
106,200	Raytheon Co.	6,067,206

	Total Capital Goods	30,890,324

	Commercial & Professional Services — 0.2%
51,700	RR Donnelley & Sons Co.	485,980
23,100	Stericycle, Inc. *	2,159,157

	Total Commercial & Professional Services	2,645,137

	Consumer Durables & Apparel — 0.9%
57,700	Coach, Inc.	3,337,368
86,040	Nike, Inc. – Class B	8,387,179
8,800	Wolverine World Wide, Inc.	380,864

	Total Consumer Durables & Apparel	12,105,411

	Consumer Services — 1.8%
8,800	Choice Hotels International, Inc.	286,000
18,100	DeVry, Inc.	471,867
4,600	ITT Educational Services, Inc. *	83,398
228,700	McDonald’s Corp.	19,906,048
82,900	Starbucks Corp.	4,300,023

	Total Consumer Services	25,047,336

	Diversified Financials — 4.1%
2,330,859	Bank of America Corp.	22,982,270
83,800	Capital One Financial Corp.	4,826,880
352,300	Citigroup, Inc.	12,179,011
73,100	Discover Financial Services	3,041,691
279,800	JPMorgan Chase & Co.	11,494,184
135,200	SLM Corp.	2,237,560

	Total Diversified Financials	56,761,596

	Energy — 5.6%
66,890	Apache Corp.	5,156,550
371,744	Chevron Corp.	39,289,623
303,100	Exxon Mobil Corp.	26,715,234

Shares	Description	Value ($)
	Energy — continued
56,500	Marathon Petroleum Corp.	3,364,010
112,200	Marathon Oil Corp.	3,461,370

	Total Energy	77,986,787

	Food & Staples Retailing — 2.7%
157,000	Sysco Corp.	4,969,050
449,078	Wal – Mart Stores, Inc.	32,342,598

	Total Food & Staples Retailing	37,311,648

	Food, Beverage & Tobacco — 9.9%
39,150	Brown-Forman Corp. – Class B	2,747,547
939,500	Coca-Cola Co. (The)	35,625,840
156,200	General Mills, Inc.	6,402,638
44,000	Hershey Co. (The)	3,223,880
53,800	Kellogg Co.	2,983,748
35,660	Lorillard, Inc.	4,320,565
34,400	McCormick & Co., Inc. (Non Voting)	2,220,864
45,940	Monster Beverage Corp. *	2,391,177
349,575	PepsiCo, Inc.	24,543,661
539,703	Philip Morris International, Inc.	48,508,506
81,900	Reynolds American, Inc.	3,580,668

	Total Food, Beverage & Tobacco	136,549,094

	Health Care Equipment & Services — 6.9%
66,700	Aetna, Inc.	2,880,773
110,700	Baxter International, Inc.	7,336,089
40,400	Becton, Dickinson and Co.	3,097,468
2	Cardinal Health, Inc.	81
23,580	Cerner Corp. *	1,820,848
81,100	Covidien Plc	4,712,721
11,770	CR Bard, Inc.	1,165,348
17,340	Edwards Lifesciences Corp. *	1,504,592
183,350	Express Scripts Holding Co. *	9,873,397
23,400	HCA Holdings, Inc.	742,950
12,700	Henry Schein, Inc. *	1,025,779
10,990	Idexx Laboratories, Inc. *	1,027,235
7,660	Intuitive Surgical, Inc. *	4,052,140
78,100	Laboratory Corp. of America Holdings *	6,606,479
10,100	Mednax, Inc. *	797,900
277,700	Medtronic, Inc.	11,693,947
57,500	Stryker Corp.	3,114,200
54,200	St Jude Medical, Inc.	1,857,976
429,674	UnitedHealth Group, Inc.	23,369,969
15,900	Varian Medical Systems, Inc. *	1,099,644
60,500	WellPoint, Inc.	3,381,950
71,025	Zimmer Holdings, Inc.	4,685,519

	Total Health Care Equipment & Services	95,847,005

	Household & Personal Products — 5.1%
40,200	Church & Dwight Co., Inc.	2,176,830
34,473	Clorox Co.	2,632,014
109,460	Colgate - Palmolive Co.	11,876,410
60,260	Estee Lauder Cos., Inc. (The), – Class A	3,510,145
71,500	Kimberly - Clark Corp.	6,128,980
633,900	Procter & Gamble Co. (The)	44,265,237

	Total Household & Personal Products	70,589,616

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Insurance — 2.5%
103,200	AFLAC Inc.	5,468,568
67,200	Allstate Corp. (The)	2,720,256
247,600	American International Group, Inc. *	8,202,988
65,000	Assurant, Inc.	2,223,650
194,000	Genworth Financial, Inc. – Class A *	1,154,300
113,000	Hartford Financial Services Group, Inc. (The)	2,393,340
73,500	Lincoln National Corp.	1,815,450
138,600	MetLife, Inc.	4,600,134
17,700	Protective Life Corp.	480,555
83,800	Prudential Financial, Inc.	4,367,656
33,700	Torchmark Corp.	1,752,063

	Total Insurance	35,178,960

	Media — 0.3%
85,600	Gannett Co., Inc.	1,532,240
56,900	Lamar Advertising Co. – Class A *	2,234,463

	Total Media	3,766,703

	Pharmaceuticals, Biotechnology & Life Sciences — 20.1%
556,400	Abbott Laboratories	36,166,000
59,600	Allergan, Inc.	5,527,900
153,000	Amgen, Inc.	13,586,400
26,090	Biogen Idec, Inc. *	3,889,758
338,200	Bristol–Myers Squibb Co.	11,035,466
472,700	Eli Lilly & Co.	23,181,208
56,900	Forest Laboratories, Inc. *	2,017,674
971,800	Johnson & Johnson	67,763,614
1,387,085	Merck & Co., Inc.	61,447,865
2,140,936	Pfizer Inc	53,566,219
12,700	Waters Corp. *	1,073,785

	Total Pharmaceuticals, Biotechnology & Life Sciences	279,255,889

	Real Estate — 0.3%
120,900	American Capital Agency Corp. REIT	3,814,395
64,700	ARMOUR Residential, Inc. REIT	452,900

	Total Real Estate	4,267,295

	Retailing — 4.2%
53,500	AutoNation, Inc. *	2,083,290
6,400	Buckle , Inc. (The)	327,360
64,900	Dollar Tree, Inc. *	2,708,926
17,900	GameStop Corp. – Class A	469,875
113,500	Gap Inc. (The)	3,911,210
37,400	Genuine Parts Co.	2,434,366
22,200	Guess?, Inc.	574,314
191,100	Home Depot, Inc.	12,434,877
63,500	J.C. Penney Co., Inc. *	1,139,190
175,300	Lowe’s Cos., Inc.	6,326,577
9,800	Rent-A – Center, Inc.	340,648
64,000	Ross Stores, Inc.	3,642,880
62,460	Sears Holdings Corp. *	2,623,945
103,000	Target Corp	6,502,390
277,800	TJX Cos., Inc. (The)	12,317,652

	Total Retailing	57,837,500

Shares	Description	Value ($)
	Semiconductors & Semiconductor Equipment — 0.6%
23,000	First Solar, Inc. *	620,770
369,800	Intel Corp.	7,236,986

	Total Semiconductors & Semiconductor Equipment	7,857,756

	Software & Services — 15.7%
173,800	Accenture Plc. – Class A	11,804,496
94,500	Automatic Data Processing, Inc.	5,363,820
52,900	BMC Software, Inc. *	2,166,784
15,000	Booz Allen Hamilton Holding Corp.	210,150
41,700	Citrix Systems, Inc. *	2,550,372
60,720	Google, Inc. – Class A *	42,405,026
231,870	International Business Machines Corp.	44,071,531
71,300	Intuit, Inc.	4,271,583
2,529,657	Microsoft Corp.	67,339,469
1,092,115	Oracle Corp.	35,056,892
89,400	Paychex, Inc.	2,909,076
1	Symantec Corp. *	19

	Total Software & Services	218,149,218

	Technology Hardware & Equipment — 9.2%
27,500	ADTRAN, Inc.	540,100
90,680	Apple, Inc.	53,073,190
1,045,280	Cisco Systems Inc	19,766,245
432,506	Dell, Inc.	4,169,358
31,200	Harris Corp.	1,470,456
1,086,563	Hewlett-Packard Co.	14,114,453
33,900	Lexmark International, Inc.	824,787
343,000	Qualcomm, Inc.	21,821,660
108,365	SanDisk Corp. *	4,237,072
106,200	Seagate Technology Plc	2,665,620
146,400	Western Digital Corp.	4,895,616

	Total Technology Hardware & Equipment	127,578,557

	Telecommunication Services — 3.7%
1,216,000	AT&T, Inc.	41,502,080
72,400	NII Holdings, Inc. *	367,068
1,500	United States Cellular Corp. *	52,275
206,600	Verizon Communications, Inc.	9,115,192

	Total Telecommunication Services	51,036,615

	Transportation — 0.2%
44,700	CH Robinson Worldwide, Inc.	2,759,778
38,300	US Airways Group, Inc. *	493,687

	Total Transportation	3,253,465

	Utilities — 0.2%
35,300	Entergy Corp.	2,242,962

	TOTAL COMMON STOCKS (COST $1,247,082,216)	1,377,338,334

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 0.3%

	Affiliated Issuers — 0.3%
143,320	GMO U.S. Treasury Fund	3,583,000

	TOTAL MUTUAL FUNDS (COST $3,583,000)	3,583,000

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,536,243	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	1,536,243

	TOTAL SHORT-TERM INVESTMENTS (COST $1,536,243)	1,536,243

	TOTAL INVESTMENTS — 99.8% (Cost $1,252,201,459)	1,382,457,577
	Other Assets and Liabilities (net) — 0.2%	3,076,241

	TOTAL NET ASSETS — 100.0%	$1,385,533,818

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount	Expiration Date	Counterparty	Fund Receives	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
1,801,600USD	5/8/2013	DB	2.0% of notional amount	Return on Gamestop Corp.	$320,102

				Premiums to (Pay) Receive	$ —

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Counterparty Abbreviations:

DB – Deutsche Bank AG

Currency Abbreviations:

USD – United States Dollar

U.S. Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 1,292,635,695	$118,332,347	$(28,510,465)	$89,821,882

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds ("underlying funds"). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund's Schedule of Investments.

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$12,914,546	$129,392,000	$138,723,546	$14,805	$—	$3,583,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.2%

	Capital Goods — 0.9%
693,900	3M Co.	63,110,205

	Consumer Durables & Apparel — 0.8%
574,800	Nike, Inc. – Class B	56,031,504

	Consumer Services — 2.4%
1,718,900	McDonald’s Corp.	149,613,056
218,000	Yum! Brands, Inc.	14,623,440

	Total Consumer Services	164,236,496

	Energy — 7.4%
9,425,252	BP Plc	65,432,853
2,299,800	Chevron Corp.	243,065,862
837,000	Exxon Mobil Corp.	73,773,180
1,845,525	Royal Dutch Shell Plc-A Shares	61,790,867
1,354,038	Total SA	67,858,428

	Total Energy	511,921,190

	Food & Staples Retailing — 4.1%
125,200	Costco Wholesale Corp.	13,019,548
165,600	CVS Caremark Corp.	7,702,056
1,022,000	Sysco Corp.	32,346,300
3,185,100	Wal–Mart Stores, Inc.	229,390,902

	Total Food & Staples Retailing	282,458,806

	Food, Beverage & Tobacco — 15.3%
9,283,400	Coca-Cola Co. (The)	352,026,528
1,040,400	Lorillard, Inc.	126,054,864
1,026,075	Nestle SA (Registered)	67,164,434
3,049,100	PepsiCo, Inc.	214,077,311
3,316,100	Philip Morris International, Inc.	298,051,068

	Total Food, Beverage & Tobacco	1,057,374,205

	Health Care Equipment & Services — 7.2%
113,800	Baxter International, Inc.	7,541,526
3,881,000	Express Scripts Holding Co. *	208,991,850
29,200	Henry Schein, Inc. *	2,358,484
1,800	Intuitive Surgical, Inc. *	952,200
557,400	Laboratory Corp. of America Holdings *	47,150,466
1,614,000	Medtronic, Inc.	67,965,540
626,800	Quest Diagnostics, Inc.	36,216,504
911,100	UnitedHealth Group, Inc.	49,554,729
1,169,600	Zimmer Holdings, Inc.	77,158,512

	Total Health Care Equipment & Services	497,889,811

	Household & Personal Products — 5.9%
404,500	Church & Dwight Co., Inc.	21,903,675
1,616,700	Colgate-Palmolive Co.	175,411,950
2,982,800	Procter & Gamble Co. (The)	208,288,924

	Total Household & Personal Products	405,604,549

	Materials — 0.0%
22,600	Praxair, Inc.	2,422,946

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — 17.2%
3,319,100	Abbott Laboratories	215,741,500
250,900	Amgen, Inc.	22,279,920
920,500	Bristol – Myers Squibb Co.	30,035,915
111,800	Eli Lilly & Co.	5,482,672
191,200	Gilead Sciences, Inc. *	14,340,000
1,919,605	GlaxoSmithKline Plc	41,110,467
5,234,000	Johnson & Johnson	364,966,820
650,300	Merck & Co., Inc.	28,808,290
894,841	Novartis AG (Registered)	55,450,911
11,817,600	Pfizer, Inc.	295,676,352
285,792	Roche Holding AG	56,299,637
591,907	Sanofi	52,867,609

	Total Pharmaceuticals, Biotechnology & Life Sciences	1,183,060,093

	Retailing — 2.9%
2,855,000	Target Corp.	180,236,150
365,500	TJX Cos., Inc. (The)	16,206,270

	Total Retailing	196,442,420

	Software & Services — 20.6%
464,500	Google, Inc. – Class A *	324,392,865
1,132,700	International Business Machines Corp.	215,292,289
231,800	Mastercard, Inc. – Class A	113,276,024
11,064,200	Microsoft Corp.	294,529,004
11,853,600	Oracle Corp.	380,500,560
587,100	Visa, Inc. – Class A	87,894,741

	Total Software & Services	1,415,885,483

	Technology Hardware & Equipment — 11.5%
390,300	Apple, Inc.	228,434,784
16,860,100	Cisco Systems, Inc.	318,824,491
915,100	EMC Corp. *	22,712,782
11,841,300	Hewlett-Packard Co.	153,818,487
1,104,600	Qualcomm, Inc.	70,274,652

	Total Technology Hardware & Equipment	794,065,196

	TOTAL COMMON STOCKS (COST $6,566,273,658)	6,630,502,904

	MUTUAL FUNDS — 1.1%

	Affiliated Issuers — 1.1%
2,903,158	GMO U.S. Treasury Fund	72,578,959

	TOTAL MUTUAL FUNDS (COST $72,578,959)	72,578,959

	SHORT-TERM INVESTMENTS — 2.2%

	Money Market Funds — 1.2%
81,004,372	State Street Institutional Treasury Money Market Fund – Institutional Class, 0.00% (a)	81,004,372

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government — 1.0%
70,000,000	U.S. Treasury Bill, 0.12%, due 05/09/13 (b)	69,963,390

	TOTAL SHORT-TERM INVESTMENTS (COST $150,962,635)	150,967,762

	TOTAL INVESTMENTS — 99.5% (Cost $6,789,815,252)	6,854,049,625
	Other Assets and Liabilities (net) — 0.5%	35,180,793

	TOTAL NET ASSETS — 100.0%	$6,889,230,418

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
587	S&P 500 E-Mini Index	December 2012	$41,512,640	$1,161,667

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

(b)	The rate shown represents yield-to-maturity.

Country Summary*	% of Investments
United States	93.0%
Switzerland	2.7
United Kingdom	2.5
France	1.8

100.0%

*	The table above shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap agreements and other derivative financial instruments, if any.

U.S. Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 6,064,865,095	$925,350,199	$(136,165,669)	$789,184,530

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$—	$100,560,959	$27,982,000	$$23,601	$—	$72,578,959

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Capital Goods — 3.1%
373	3M Co.	33,924
70	BE Aerospace, Inc. *	3,315
84	TransDigm Group, Inc.	11,426
283	United Technologies Corp.	22,671
121	WABCO Holdings, Inc. *	7,508

	Total Capital Goods	78,844

	Commercial & Professional Services — 0.2%
43	Stericycle, Inc. *	4,019

	Consumer Durables & Apparel — 2.4%
66	Carter’s, Inc. *	3,501
70	Deckers Outdoor Corp. *	2,680
202	Michael Kors Holdings Ltd *	10,736
217	Nike, Inc. – Class B	21,153
3	NVR, Inc. *	2,700
126	Ralph Lauren Corp.	19,793
14	VF Corp.	2,247

	Total Consumer Durables & Apparel	62,810

	Consumer Services — 2.8%
425	H&R Block, Inc.	7,663
580	McDonald’s Corp.	50,483
147	Starbucks Corp.	7,625
102	Wyndham Worldwide Corp.	5,007

	Total Consumer Services	70,778

	Energy — 1.6%
17	EOG Resources, Inc.	1,999
249	Kinder Morgan, Inc.	8,419
140	Oceaneering International, Inc.	7,375
97	Range Resources Corp.	6,210
224	Schlumberger Ltd.	16,043

	Total Energy	40,046

	Food & Staples Retailing — 4.7%
201	Costco Wholesale Corp.	20,902
203	CVS Caremark Corp.	9,442
130	Kroger Co. (The)	3,411
505	Sysco Corp.	15,983
841	Wal–Mart Stores, Inc.	60,569
113	Whole Foods Market, Inc.	10,550

	Total Food & Staples Retailing	120,857

	Food, Beverage & Tobacco — 16.2%
521	Altria Group, Inc.	17,615
204	Brown-Forman Corp. – Class B	14,317
313	Campbell Soup Co.	11,503
1,981	Coca-Cola Co. (The)	75,119
130	Dr Pepper Snapple Group, Inc.	5,830
408	Flowers Foods, Inc.	9,604
494	General Mills, Inc.	20,249
215	Hershey Co. (The)	15,753
221	HJ Heinz Co.	12,920

Shares	Description	Value ($)
	Food, Beverage & Tobacco — continued
406	Hormel Foods Corp.	12,590
260	Kellogg Co.	14,420
172	Lorillard, Inc.	20,839
235	McCormick & Co., Inc. (Non Voting)	15,172
85	Mead Johnson Nutrition Co.	5,796
347	Monster Beverage Corp. *	18,061
836	PepsiCo, Inc.	58,696
797	Philip Morris International, Inc.	71,634
355	Reynolds American, Inc.	15,521

	Total Food, Beverage & Tobacco	415,639

	Health Care Equipment & Services — 1.7%
52	AmerisourceBergen Corp.	2,195
46	Cardinal Health, Inc.	1,861
103	DaVita, Inc. *	11,124
237	Express Scripts Holding Co. *	12,762
262	HCA Holdings, Inc.	8,319
183	Medtronic, Inc.	7,706

	Total Health Care Equipment & Services	43,967

	Household & Personal Products — 6.3%
288	Church & Dwight Co., Inc.	15,595
178	Clorox Co.	13,590
280	Colgate–Palmolive Co.	30,380
423	Estee Lauder Cos., Inc. (The), – Class A	24,640
270	Herbalife Ltd.	12,412
221	Kimberly–Clark Corp.	18,944
240	Nu Skin Enterprises, Inc. – Class A	10,896
502	Procter & Gamble Co. (The)	35,055

	Total Household & Personal Products	161,512

	Insurance — 0.1%
102	Marsh & McLennan Cos., Inc.	3,592

	Materials — 1.7%
36	Albemarle Corp.	2,153
64	Eastman Chemical Co.	3,894
40	Martin Marietta Materials, Inc.	3,600
212	Monsanto Co.	19,417
49	Sherwin-Williams Co. (The)	7,474
126	W.R. Grace & Co. *	8,249

	Total Materials	44,787

	Media — 2.4%
63	Comcast Corp. – Class A	2,342
48	DIRECTV *	2,386
609	Liberty Global, Inc. – Class A *	34,128
216	News Corp. – Class A	5,322
1,980	Sirius XM Radio, Inc. *	5,505
244	Walt Disney Co. (The)	12,117

	Total Media	61,800

	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
855	Abbott Laboratories	55,575
240	Amgen, Inc.	21,312
62	Biogen Idec, Inc. *	9,244
720	Bristol–Myers Squibb Co.	23,494
382	Eli Lilly & Co.	18,733

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Pharmaceuticals, Biotechnology & Life Sciences — continued
141	Endo Health Solutions, Inc. *	4,041
220	Gilead Sciences, Inc. *	16,500
720	Johnson & Johnson	50,206
33	Onyx Pharmaceuticals, Inc. *	2,490

	Total Pharmaceuticals, Biotechnology & Life Sciences	201,595

	Retailing — 7.0%
79	Amazon.com, Inc. *	19,912
13	AutoZone, Inc. *	4,989
217	Dollar General Corp. *	10,850
130	Dollar Tree, Inc. *	5,426
87	Family Dollar Stores, Inc.	6,194
248	Gap Inc. (The)	8,546
526	Home Depot, Inc.	34,227
67	Netflix, Inc. *	5,475
85	Priceline.com, Inc. *	56,369
55	Ross Stores, Inc.	3,131
47	Tractor Supply Co.	4,212
381	TripAdvisor, Inc. *	14,550
50	Ulta Salon Cosmetics & Fragrance, Inc.	5,014

	Total Retailing	178,895

	Semiconductors & Semiconductor Equipment — 1.8%
261	Avago Technologies Ltd.	9,161
1,384	Intel Corp.	27,085
432	Skyworks Solutions, Inc. *	9,785

	Total Semiconductors & Semiconductor Equipment	46,031

	Software & Services — 23.0%
237	Accenture Plc. – Class A	16,097
262	Cognizant Technology Solutions Corp. – Class A *	17,614
510	eBay, Inc. *	26,938
62	Equinix, Inc. *	11,517
106	Facebook, Inc.	2,968
163	Genpact Ltd.	2,616
187	Google, Inc. – Class A *	130,595
461	International Business Machines Corp.	87,622
113	LinkedIn Corp. *	12,220
74	Mastercard, Inc. – Class A	36,162
3,408	Microsoft Corp.	90,721
2,186	Oracle Corp.	70,171
47	SolarWinds, Inc. *	2,633
54	Teradata Corp. *	3,212
235	Verisign, Inc. *	8,021
467	Visa, Inc. – Class A	69,915

	Total Software & Services	589,022

	Technology Hardware & Equipment — 13.7%
420	Apple, Inc.	245,818
832	EMC Corp. *	20,650
206	NetApp, Inc. *	6,532
1,227	Qualcomm, Inc.	78,062

	Total Technology Hardware & Equipment	351,062

	Telecommunication Services — 1.8%
195	Crown Castle International Corp. *	13,167
734	Verizon Communications, Inc.	32,384

	Total Telecommunication Services	45,551

Shares	Description	Value ($)
	Transportation — 0.4%
291	Delta Air Lines, Inc. *	2,910
163	United Continental Holdings, Inc. *	3,296
52	United Parcel Service, Inc. – Class B	3,801

	Total Transportation	10,007

	TOTAL COMMON STOCKS (COST $2,106,618)	2,530,814

	MUTUAL FUNDS — 1.6%

	Affiliated Issuers — 1.6%
1,639	GMO U.S. Treasury Fund	40,973

	TOTAL MUTUAL FUNDS (COST $40,973)	40,973

	SHORT-TERM INVESTMENTS — 1.3%

	Money Market Funds — 1.3%
32,833	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	32,833

	TOTAL SHORT-TERM INVESTMENTS (COST $32,833)	32,833

	TOTAL INVESTMENTS — 101.7% (Cost $2,180,424)	2,604,620
	Other Assets and Liabilities (net) — (1.7%)	(44,111)

	TOTAL NET ASSETS — 100.0%	$2,560,509

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

U.S. Growth Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 2,194,843	$435,084	$(25,307)	$409,777

Investments	in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$80,793	$117,000	$157,000	$34	$—	$40,973

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Common Stocks — 98.7%

	Automobiles & Components — 0.4%
1,500	General Motors Co. *	38,820

	Banks — 5.5%
668	BB&T Corp.	18,818
1,401	Fifth Third Bancorp	20,511
1,550	Huntington Bancshares, Inc.	9,532
1,700	KeyCorp.	13,736
900	PNC Financial Services Group, Inc.	50,526
2,089	Regions Financial Corp.	13,934
894	SunTrust Banks, Inc.	24,272
1,101	US Bancorp	35,518
10,693	Wells Fargo & Co.	352,976

	Total Banks	539,823

	Capital Goods — 4.2%
730	3M Co.	66,393
7,320	General Electric Co.	154,672
527	General Dynamics Corp.	35,046
327	Ingersoll – Rand Plc	15,951
185	L-3 Communications Holdings, Inc.	14,217
530	Lockheed Martin Corp.	49,449
500	Northrop Grumman Corp.	33,350
838	Raytheon Co.	47,875

	Total Capital Goods	416,953

	Consumer Durables & Apparel — 0.8%
172	Jarden Corp.	9,100
425	Newell Rubbermaid, Inc.	9,269
396	Nike, Inc. – Class B	38,602
100	PVH Corp.	11,459
121	Whirlpool Corp.	12,323

	Total Consumer Durables & Apparel	80,753

	Consumer Services — 0.7%
823	McDonald’s Corp.	71,634

	Diversified Financials — 7.5%
351	Ameriprise Financial, Inc.	21,295
25,161	Bank of America Corp.	248,087
1,973	Bank of New York Mellon Corp. (The)	47,234
504	Capital One Financial Corp.	29,030
617	Discover Financial Services	25,673
8,944	JPMorgan Chase & Co.	367,420

	Total Diversified Financials	738,739

	Energy — 4.6%
1,340	Chevron Corp.	141,624
1,451	ConocoPhillips	82,620
1,962	Exxon Mobil Corp.	172,931
670	Marathon Petroleum Corp.	39,892
700	Valero Energy Corp.	22,582

	Total Energy	459,649

Shares	Description	Value ($)
	Food & Staples Retailing — 6.6%
1,799	CVS Caremark Corp.	83,672
655	Kroger Co. (The)	17,187
600	Sysco Corp.	18,990
1,500	Walgreen Co.	50,865
6,644	Wal–Mart Stores, Inc.	478,501

	Total Food & Staples Retailing	649,215

	Food, Beverage & Tobacco — 6.5%
1,110	Altria Group, Inc.	37,529
540	Archer-Daniels-Midland Co.	14,418
160	Bunge Ltd.	11,706
3,766	Coca-Cola Co. (The)	142,807
554	General Mills, Inc.	22,708
185	Hershey Co. (The)	13,555
300	Kellogg Co.	16,638
147	Lorillard, Inc.	17,810
2,683	PepsiCo, Inc.	188,373
1,792	Philip Morris International, Inc.	161,065
469	Reynolds American, Inc.	20,505

	Total Food, Beverage & Tobacco	647,114

	Health Care Equipment & Services —6.2%
443	Aetna, Inc.	19,133
300	AmerisourceBergen Corp.	12,666
800	Baxter International, Inc.	53,016
315	Becton, Dickinson and Co.	24,151
1,800	Boston Scientific Corp. *	9,972
400	Covidien Plc	23,244
100	CR Bard, Inc.	9,901
381	Express Scripts Holding Co. *	20,517
562	HCA Holdings, Inc.	17,843
332	McKesson Corp.	31,364
2,973	Medtronic, Inc.	125,193
265	Quest Diagnostics, Inc.	15,312
548	Stryker Corp.	29,680
500	St Jude Medical, Inc.	17,140
2,597	UnitedHealth Group, Inc.	141,251
451	WellPoint, Inc.	25,211
517	Zimmer Holdings, Inc.	34,106

	Total Health Care Equipment & Services	609,700

	Household & Personal Products — 3.6%
600	Avon Products, Inc.	8,370
157	Clorox Co.	11,987
412	Colgate–Palmolive Co.	44,702
274	Estee Lauder Cos., Inc. (The) – Class A	15,961
854	Kimberly–Clark Corp.	73,205
2,922	Procter & Gamble Co. (The)	204,043

	Total Household & Personal Products	358,268

	Insurance — 2.4%
82	Allied World Assurance Co Holdings Ltd.	6,656
862	Allstate Corp. (The)	34,894
1,451	American International Group, Inc. *	48,072
600	Hartford Financial Services Group, Inc. (The)	12,708
659	Lincoln National Corp.	16,277
869	MetLife, Inc.	28,842

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
528	Prudential Financial, Inc.	27,519
200	Torchmark Corp.	10,398
800	Travelers Cos., Inc. (The)	56,656

	Total Insurance	242,022

	Materials — 0.6%
76	CF Industries Holdings Inc.	16,266
156	PPG Industries, Inc.	19,386
102	Reliance Steel & Aluminum Co.	5,753
106	Sherwin-Williams Co. (The)	16,167

	Total Materials	57,572

	Media — 1.0%
500	Gannett Co., Inc.	8,950
1,565	Time Warner, Inc.	74,025
346	Viacom, Inc. – Class B	17,857

	Total Media	100,832

	Pharmaceuticals, Biotechnology & Life Sciences — 21.5%
4,283	Abbott Laboratories	278,395
252	Allergan, Inc.	23,373
2,491	Amgen, Inc.	221,201
2,199	Bristol–Myers Squibb Co.	71,753
3,862	Eli Lilly & Co.	189,393
644	Forest Laboratories, Inc. *	22,836
1,717	Gilead Sciences, Inc. *	128,775
4,126	Johnson & Johnson	287,706
9,800	Merck & Co., Inc.	434,140
18,377	Pfizer, Inc.	459,793
268	Thermo Fisher Scientific, Inc.	17,031

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,134,396

	Real Estate — 0.4%
700	American Capital Agency Corp. REIT	22,085
1,100	Annaly Capital Management, Inc. REIT	16,192

	Total Real Estate	38,277

	Retailing — 3.9%
170	Advance Auto Parts, Inc.	12,436
161	Expedia, Inc.	9,959
1,000	Gap Inc. (The)	34,460
1,464	Home Depot, Inc.	95,263
219	Kohl’s Corp.	9,778
2,100	Lowe’s Cos., Inc.	75,789
520	Macy’s, Inc.	20,124
223	Ross Stores, Inc.	12,693
117	Sears Holdings Corp. *	4,915
788	Staples, Inc.	9,220
900	Target Corp.	56,817
1,053	TJX Cos., Inc. (The)	46,690

	Total Retailing	388,144

	Semiconductors & Semiconductor Equipment — 0.5%
2,271	Intel Corp.	44,443

	Software & Services — 13.1%
953	Accenture Plc. – Class A	64,728
400	Adobe Systems, Inc. *	13,844

Shares	Description	Value ($)
	Software & Services — continued
300	Amdocs Ltd.	10,038
300	Automatic Data Processing, Inc.	17,028
369	BMC Software, Inc. *	15,114
964	CA, Inc.	21,362
576	eBay, Inc. *	30,425
603	Fidelity National Information Services, Inc.	21,768
130	Fiserv, Inc. *	10,009
260	Google, Inc. – Class A *	181,576
1,245	International Business Machines Corp.	236,637
254	Intuit, Inc.	15,217
17,219	Microsoft Corp.	458,370
5,562	Oracle Corp.	178,540
1,000	Symantec Corp. *	18,760

	Total Software & Services	1,293,416

	Technology Hardware & Equipment — 5.0%
225	Apple, Inc.	131,688
8,681	Cisco Systems, Inc.	164,158
2,200	Dell, Inc.	21,208
269	Harris Corp.	12,678
2,702	Hewlett-Packard Co.	35,099
1,300	Qualcomm, Inc.	82,706
743	Seagate Technology Plc	18,649
600	Western Digital Corp.	20,064
1,600	Xerox Corp.	10,896

	Total Technology Hardware & Equipment	497,146

	Telecommunication Services — 3.6%
7,065	AT&T, Inc.	241,129
800	Centurylink, Inc.	31,072
2,595	Sprint Nextel Corp. *	14,869
1,619	Verizon Communications, Inc.	71,430

	Total Telecommunication Services	358,500

	Transportation — 0.1%
500	United Continental Holdings, Inc. *	10,110

	TOTAL COMMON STOCKS (COST $8,646,470)	9,775,526

	MUTUAL FUNDS — 0.9%

	Affiliated Issuers — 0.9%
3,360	GMO U.S. Treasury Fund	83,995

	TOTAL MUTUAL FUNDS (COST $83,995)	83,995

	RIGHTS/WARRANTS — 0.0%

	Insurance — 0.0%
160	American International Group, Inc., Warrants, Strike 45.00 *	2,224

	Pharmaceuticals, Biotechnology & Life Sciences — 0.0%
400	Sanofi Aventis, Rights, Expires 12/31/20 *	692

	TOTAL RIGHTS/WARRANTS (COST $3,658)	2,916

U.S. Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.6%

	Money Market Funds — 0.6%
63,251	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	63,251

	TOTAL SHORT-TERM INVESTMENTS (COST $63,251)	63,251

	TOTAL INVESTMENTS — 100.2% (Cost $8,797,374)	9,925,688
	Other Assets and Liabilities (net) — (0.2%)	(18,854)

	TOTAL NET ASSETS — 100.0%	$9,906,834

Notes to Schedule of Investments:

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,861,486	$1,231,834	$(167,632)	$1,064,202

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S Treasury Fund	$167,995	$48,000	$132,000	$111	$—	$83,995

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.8%

	Automobiles & Components — 1.3%
621	American Axle & Manufacturing Holdings, Inc. *	6,496
589	Cooper Tire & Rubber Co.	14,713
510	Dana Holding Corp	7,232
600	Federal-Mogul Corp. *	4,716
653	Goodyear Tire & Rubber Co. *	8,228
535	Lear Corp.	23,363
200	Tenneco, Inc. *	6,414
700	Thor Industries, Inc.	26,418
350	TRW Automotive Holdings Corp. *	17,724

	Total Automobiles & Components	115,304

	Banks — 6.8%
300	1st Source Corp.	6,345
892	Associated Banc Corp.	11,462
1,358	Astoria Financial Corp.	12,670
100	Bancfirst Corp.	4,235
600	Banco Latinoamericano de Comercio Exterior SA	12,960
997	Bancorpsouth, Inc.	13,190
267	Bank of Hawaii Corp.	11,606
319	BOK Financial Corp.	17,558
331	Cathay General Bancorp	5,925
310	Chemical Financial Corp.	6,749
264	City National Corp.	12,854
332	Community Bank System, Inc.	8,924
200	Community Trust Bancorp	6,548
231	Cullen/Frost Bankers, Inc.	12,615
910	CVB Financial Corp.	9,246
400	Dime Community Bancshares	5,580
654	East West Bancorp, Inc.	13,832
78	Federal Agricultural Mortgage Corp. – Class C	2,627
60	First Citizens BancShares, Inc. – Class A	9,900
1,000	First Commonwealth Financial Corp.	6,410
1,415	First Horizon National Corp.	13,386
179	First Interstate Bancsystem, Inc.	2,735
500	First Merchants Corp.	6,790
470	First Midwest Bancorp, Inc.	5,875
1,975	First Niagara Financial Group, Inc.	14,891
796	FirstMerit Corp.	11,208
408	Flagstar Bancorp, Inc. *	7,450
400	Flushing Financial Corp.	5,984
699	FNB Corp.	7,549
1,131	Fulton Financial Corp.	11,005
200	Great Southern Bancorp, Inc.	5,040
300	Heartland Financial USA, Inc.	7,851
5,500	Hudson City Bancorp, Inc.	44,330
10,276	Huntington Bancshares, Inc.	63,197
200	Independent Bank Corp.	5,740
1,023	International Bancshares Corp.	18,516
299	NBT Bancorp, Inc.	5,911
900	Old National Bancorp	10,566
194	PacWest Bancorp	4,833
587	Popular Inc *	11,605
185	Prosperity Bancshares, Inc.	7,609
510	Provident Financial Services, Inc.	7,390
300	Republic Bancorp, Inc. – Class A	6,141

Shares	Description	Value ($)
	Banks — continued
1,442	Susquehanna Bancshares, Inc.	14,824
884	TCF Financial Corp.	10,502
607	Trustmark Corp.	13,488
452	UMB Financial Corp.	19,156
400	Union First Market Bankshares Corp.	6,116
251	United Bankshares, Inc.	6,200
641	Valley National Bancorp	6,115
872	Washington Federal, Inc.	14,013
634	Webster Financial Corp.	13,200
300	WesBanco, Inc.	6,333
749	Zions Bancorporation	15,032

	Total Banks	601,817

	Capital Goods — 8.0%
110	A.O. Smith Corp.	6,925
331	AAR Corp.	5,084
417	Actuant Corp. – Class A	11,997
116	Acuity Brands, Inc.	7,673
588	Aecom Technology Corp. *	13,283
221	AGCO Corp. *	10,199
900	Aircastle Ltd.	10,233
400	Alliant Techsystems, Inc.	24,000
451	Applied Industrial Technologies, Inc.	18,054
146	AZZ, Inc.	5,566
200	Barnes Group, Inc.	4,218
365	Beacon Roofing Supply, Inc. *	11,257
236	Belden, Inc.	8,892
299	Brady Corp. – Class A	9,550
621	Briggs & Stratton Corp.	12,600
152	Carlisle Cos., Inc.	8,614
100	Cascade Corp.	6,497
225	Crane Co.	9,549
309	Curtiss-Wright Corp.	9,805
156	DXP Enterprises, Inc. *	7,533
457	EMCOR Group, Inc.	15,012
610	EnerSys *	21,252
210	ESCO Technologies, Inc.	7,707
100	Esterline Technologies Corp. *	6,114
1,698	Exelis, Inc.	19,187
142	GATX Corp.	5,982
381	General Cable Corp. *	10,939
200	Granite Construction, Inc.	6,120
300	Harsco Corp.	6,045
385	Hubbell, Inc. – Class B	32,436
783	Huntington Ingalls Industries, Inc.	31,986
130	Hyster – Yale Materials Handling, Inc.	5,392
591	ITT Corp.	13,221
215	Kennametal, Inc.	8,196
408	Lennox International, Inc.	21,457
599	Manitowoc Co., Inc. (The)	8,985
263	MasTec, Inc. *	6,007
255	Moog, Inc. – Class A *	9,374
100	Mueller Industries, Inc.	4,776
1,025	Mueller Water Products, Inc. – Class A	5,720
583	Navistar International Corp. *	11,899
56	Nortek, Inc. *	3,656
1,150	Oshkosh Corp. *	33,753
219	Regal-Beloit Corp.	15,275
9	Seaboard Corp. *	21,243

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Capital Goods — continued
286	Snap-On, Inc.	22,720
400	Spirit Aerosystems Holdings, Inc. – Class A *	6,300
134	Standex International Corp.	6,601
352	Textainer Group Holdings Ltd.	10,623
284	Timken Co. (The)	12,794
407	Toro Co. (The)	18,258
207	Trinity Industries, Inc.	6,576
610	Tutor Perini Corp. *	7,845
153	Universal Forest Products, Inc.	5,762
584	URS Corp.	22,005
110	Valmont Industries, Inc.	15,363
200	Watts Water Technologies, Inc. – Class A	8,178
399	WESCO International, Inc. *	25,795

	Total Capital Goods	702,083

	Commercial & Professional Services — 5.7%
710	ABM Industries, Inc.	13,547
1,067	ACCO Brands Corp. *	7,192
1,374	Avery Dennison Corp.	45,960
300	Brink’s Co. (The)	8,238
300	CDI Corp.	4,956
951	Cintas Corp.	39,409
612	Corrections Corp. of America	20,747
853	Deluxe Corp.	24,566
568	Dun & Bradstreet Corp.	44,974
239	Encore Capital Group, Inc. *	6,353
1,119	Equifax, Inc.	57,337
337	FTI Consulting, Inc. *	10,417
210	G&K Services, Inc. – Class A	7,119
277	Geo Group, Inc. (The)	7,811
400	HNI Corp.	11,912
128	Insperity, Inc.	3,866
510	Kelly Services, Inc. – Class A	6,967
699	Kimball International, Inc. – Class B	8,723
1,208	Manpower, Inc.	46,435
242	Mine Safety Appliances Co.	9,361
2,021	Pitney Bowes, Inc.	22,615
510	Quad Graphics, Inc.	8,262
1,810	RR Donnelley & Sons Co.	17,014
1,831	Steelcase, Inc. – Class A	21,313
521	Sykes Enterprises, Inc. *	7,638
221	Tetra Tech, Inc. *	5,693
227	Towers Watson & Co. – Class A	12,004
100	UniFirst Corp.	7,057
510	United Stationers, Inc.	15,652

	Total Commercial & Professional Services	503,138

	Consumer Durables & Apparel — 4.0%
600	American Greetings Corp. – Class A	10,344
347	Carter’s, Inc. *	18,405
461	Fifth & Pacific Co., Inc. *	5,555
310	G-III Apparel Group Ltd. *	11,795
373	Hanesbrands, Inc. *	13,465
1,272	Hasbro, Inc.	48,921
333	Helen of Troy Ltd. *	10,276
281	Iconix Brand Group, Inc. *	5,665
400	Jakks Pacific, Inc.	4,992
1,153	Jarden Corp.	61,005
1,309	Jones Group, Inc. (The)	15,394

Shares	Description	Value ($)
	Consumer Durables & Apparel — continued
400	La-Z-Boy, Inc. *	5,968
234	Mohawk Industries, Inc. *	20,122
207	Movado Group, Inc.	7,181
157	NACCO Industries, Inc. – Class A	8,371
300	Perry Ellis International, Inc. *	6,504
529	PVH Corp.	60,618
399	Skechers U.S.A., Inc. *	7,765
241	Tupperware Brands Corp.	15,629
259	Warnaco Group, Inc. (The) *	18,620

	Total Consumer Durables & Apparel	356,595

	Consumer Services — 3.4%
500	Ameristar Casinos, Inc.	9,950
915	Apollo Group, Inc. – Class A *	17,559
253	Bally Technologies, Inc. *	11,420
400	Bob Evans Farms, Inc.	15,076
1,442	Boyd Gaming Corp. *	7,931
800	Bridgepoint Education, Inc. *	7,792
767	Brinker International, Inc.	22,972
210	Capella Education Co. *	5,811
200	CEC Entertainment, Inc.	6,260
169	Choice Hotels International, Inc.	5,492
254	Coinstar, Inc. *	11,948
400	Cracker Barrel Old Country Store, Inc.	24,580
610	DeVry, Inc.	15,903
162	DineEquity, Inc. *	10,214
2,627	H&R Block, Inc.	47,365
528	Hillenbrand, Inc.	11,172
300	ITT Educational Services, Inc. *	5,439
200	Jack in the Box, Inc. *	5,510
136	Marriott Vacations Worldwide Corp. *	5,414
200	Matthews International Corp. – Class A	6,050
159	Papa John’s International, Inc. *	8,416
917	Regis Corp.	15,103
552	Service Corp. International	7,689
600	Speedway Motorsports, Inc.	9,732
135	Strayer Education, Inc.	7,065

	Total Consumer Services	301,863

	Diversified Financials — 2.6%
1,515	American Capital Ltd. *	18,150
717	Apollo Investment Corp.	5,822
1,131	BGC Partners, Inc. – Class A	4,071
600	BlackRock Kelso Capital Corp.	6,060
232	Cash America International, Inc.	8,640
100	Credit Acceptance Corp. *	9,226
776	Federated Investors Inc. – Class B	15,403
621	Interactive Brokers Group, Inc. – Class A	9,495
2,302	Janus Capital Group, Inc.	18,876
833	Jefferies Group, Inc.	14,128
1,307	NASDAQ OMX Group, Inc. (The)	31,669
818	Nelnet, Inc. – Class A	23,387
1,018	PHH Corp. *	22,304
205	Piper Jaffray Cos., Inc. *	5,816
592	SEI Investments Co.	13,030
221	Solar Capital Ltd.	5,061
210	Stifel Financial Corp. *	6,388
115	World Acceptance Corp. *	8,396

	Total Diversified Financials	225,922

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Energy — 4.2%
610	Alon USA Energy, Inc.	8,674
994	Alpha Natural Resources, Inc. *	7,435
799	Arch Coal, Inc.	5,369
162	Bristow Group, Inc.	8,440
390	C&J Energy Services, Inc. *	7,788
269	Cloud Peak Energy, Inc. *	5,103
346	CVR Energy, Inc. *	15,826
956	Delek US Holdings, Inc.	25,114
539	Exterran Holdings, Inc. *	11,249
410	Helix Energy Solutions Group, Inc. *	7,179
1,823	HollyFrontier Corp.	82,637
1,037	Nabors Industries Ltd. *	15,244
153	SEACOR Holdings, Inc. *	13,862
711	Ship Finance International Ltd.	11,511
1,474	Tesoro Corp.	62,321
284	W&T Offshore, Inc.	4,706
1,561	Western Refining, Inc.	45,347
781	World Fuel Services Corp.	30,420

	Total Energy	368,225

	Food & Staples Retailing — 1.0%
200	Andersons, Inc. (The)	8,436
252	Harris Teeter Supermarkets, Inc.	9,573
410	Ingles Markets, Inc. – Class A	6,679
400	Pantry, Inc. *	5,136
1,210	Safeway, Inc.	20,703
2,765	Supervalu, Inc.	6,581
199	Susser Holdings Corp. *	7,265
128	United Natural Foods, Inc. *	6,627
200	Village Super Market, Inc.	7,532
362	Weis Markets, Inc.	14,158

	Total Food & Staples Retailing	92,690

	Food, Beverage & Tobacco — 2.6%
160	Cal-Maine Foods, Inc.	7,355
124	Coca-Cola Bottling Co.	8,511
1,917	Constellation Brands, Inc. – Class A *	68,782
2,614	Dean Foods Co. *	44,804
1,210	Dole Food Co., Inc. *	13,891
668	Fresh Del Monte Produce, Inc.	17,335
281	Ingredion, Inc.	18,251
1,100	Pilgrim’s Pride Corp. *	7,854
943	Smithfield Foods, Inc. *	21,095
422	Universal Corp.	21,058

	Total Food, Beverage & Tobacco	228,936

	Health Care Equipment & Services — 5.2%
612	Alere, Inc. *	11,322
500	Amedisys, Inc. *	5,235
152	AMERIGROUP Corp. *	13,957
172	Chemed Corp.	11,710
1,477	Community Health Systems, Inc. *	43,513
400	Conmed Corp.	11,052
1,700	Coventry Health Care, Inc.	74,256
614	Gentiva Health Services, Inc. *	6,324
923	Health Management Associates, Inc. – Class A *	7,338
948	Health Net, Inc. *	22,325

Shares	Description	Value ($)
	Health Care Equipment & Services — continued
500	Hill-Rom Holdings, Inc.	13,980
354	Integra LifeSciences Holdings Corp. *	13,721
310	Invacare Corp.	4,380
610	Kindred Healthcare, Inc. *	6,619
300	LHC Group, Inc. *	5,813
445	LifePoint Hospitals, Inc. *	16,011
231	Magellan Health Services, Inc. *	11,984
560	Molina Healthcare, Inc. *	15,590
871	Omnicare, Inc.	31,565
700	Owens & Minor, Inc.	19,166
453	Patterson Cos., Inc.	15,447
400	PharMerica Corp. *	5,776
300	PSS World Medical, Inc. *	8,532
931	Select Medical Holdings Corp. *	10,278
321	Skilled Healthcare Group, Inc. – Class A *	2,151
323	STERIS Corp.	11,037
165	Teleflex, Inc.	11,418
258	Tenet Healthcare Corp. *	7,472
400	Triple-S Management Corp. – Class B *	6,980
500	Universal American Corp.	4,145
209	Universal Health Services, Inc. – Class B	9,420
268	WellCare Health Plans, Inc. *	12,936
143	West Pharmaceutical Services, Inc.	7,726

	Total Health Care Equipment & Services	459,179

	Household & Personal Products — 1.3%
1,000	Central Garden & Pet Co. – Class A *	11,730
360	Energizer Holdings, Inc.	28,714
900	Harbinger Group, Inc. *	7,695
201	Herbalife Ltd.	9,240
182	Nu Skin Enterprises, Inc. – Class A	8,263
400	Prestige Brands Holdings, Inc. *	8,640
600	Revlon, Inc. – Class A *	8,952
386	Spectrum Brands Holdings, Inc.	18,462
254	USANA Health Sciences, Inc. *	10,485

	Total Household & Personal Products	112,181

	Insurance — 12.1%
539	Allied World Assurance Co Holdings Ltd.	43,751
514	Alterra Capital Holdings Ltd.	12,028
1,062	American Equity Investment Life Holding Co.	12,245
984	American Financial Group, Inc.	39,016
300	American National Insurance Co.	20,697
461	AmTrust Financial Services, Inc.	13,286
251	Arch Capital Group Ltd. *	11,320
200	Argo Group International Holdings Ltd.	6,638
526	Aspen Insurance Holdings Ltd.	16,464
1,066	Assurant, Inc.	36,468
2,214	Assured Guaranty Ltd.	30,885
1,279	Axis Capital Holdings Ltd.	46,006
4,084	CNO Financial Group, Inc.	37,164
510	Endurance Specialty Holdings Ltd.	20,502
77	Enstar Group Ltd. *	7,886
403	Everest Re Group Ltd.	43,713
200	FBL Financial Group, Inc. – Class A	6,648
1,495	Fidelity National Financial, Inc. – Class A	36,194
1,420	First American Financial Corp.	33,796
5,856	Genworth Financial, Inc. – Class A *	34,843
554	Hanover Insurance Group, Inc. (The)	20,249

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued
1,110	HCC Insurance Holdings, Inc.	40,937
700	Horace Mann Educators Corp.	13,384
200	Kansas City Life Insurance Co.	7,666
723	Kemper Corp.	21,408
1,021	Maiden Holdings Ltd.	9,169
1,014	MBIA, Inc. *	9,065
146	Mercury General Corp.	6,076
299	Montpelier Re Holdings Ltd.	6,545
400	National Financial Partners Corp. *	6,644
522	PartnerRe Ltd.	43,263
871	Primerica, Inc.	24,937
243	ProAssurance Corp.	22,035
1,537	Protective Life Corp.	41,729
1,055	Reinsurance Group of America, Inc.	54,016
107	RenaissanceRe Holdings Ltd.	8,855
548	Selective Insurance Group, Inc.	10,237
810	StanCorp Financial Group, Inc.	27,548
299	Stewart Information Services Corp.	8,163
2,136	Symetra Financial Corp.	26,123
1,584	Torchmark Corp.	82,352
500	Tower Group, Inc.	8,450
536	Unum Group	10,929
1,029	Validus Holdings Ltd.	36,488
240	W.R. Berkley Corp.	9,540

	Total Insurance	1,065,358

	Materials — 5.8%
510	A Schulman, Inc.	13,352
100	AEP Industries, Inc. *	6,050
384	Ashland, Inc.	27,233
443	Ball Corp.	19,798
553	Bemis Co., Inc.	18,581
1,021	Boise, Inc.	8,372
414	Cabot Corp.	15,620
1,614	Commercial Metals Co.	21,870
239	Cytec Industries, Inc.	16,405
286	Domtar Corp.	22,911
200	Georgia Gulf Corp.	9,172
1,256	Graphic Packaging Holding Co. *	8,151
135	Greif, Inc. – Class A	5,539
497	HB Fuller Co.	16,326
2,530	Huntsman Corp.	41,593
200	Kraton Performance Polymers, Inc. *	4,698
293	Metals USA Holdings Corp.	4,583
74	Minerals Technologies, Inc.	5,476
237	Olin Corp.	4,913
310	OM Group, Inc. *	6,191
750	Owens-Illinois, Inc. *	15,022
310	PH Glatfelter Co.	5,267
510	PolyOne Corp.	10,271
747	Reliance Steel & Aluminum Co.	42,131
1,062	RPM International, Inc.	30,809
235	Schnitzer Steel Industries, Inc. – Class A	6,625
1,329	Sealed Air Corp.	22,354
220	Sonoco Products Co.	6,615
1,015	Steel Dynamics, Inc.	13,114
67	Stepan Co.	6,697
200	TPC Group, Inc. *	9,606
785	Valspar Corp.	49,282

Shares	Description	Value ($)
	Materials — continued
600	Worthington Industries, Inc.	14,136

	Total Materials	508,763

	Media — 2.8%
1,277	Belo Corp. – Class A	9,194
839	Cablevision Systems Corp. – Class A	11,612
3,803	Gannett Co., Inc.	68,074
226	John Wiley and Sons, Inc. – Class A	9,650
430	LIN TV Corp. – Class A *	2,786
381	Lions Gate Entertainment Corp. *	6,241
1,031	Live Nation Entertainment, Inc. *	9,052
700	Meredith Corp.	21,826
1,497	New York Times Co. (The) – Class A *	12,141
699	Regal Entertainment Group – Class A	10,890
610	Scholastic Corp.	17,117
1,300	Sinclair Broadcast Group, Inc.	14,339
703	Valassis Communications, Inc. *	18,264
97	Washington Post Co. (The) – Class B	35,605

	Total Media	246,791

	Pharmaceuticals, Biotechnology & Life Sciences — 2.2%
501	Charles River Laboratories International, Inc. *	19,223
1,518	Endo Health Solutions, Inc. *	43,506
1,042	Hospira, Inc. *	31,052
2,400	PDL BioPharma, Inc.	18,960
1,408	PerkinElmer, Inc.	44,563
376	Viropharma, Inc. *	9,321
2,127	Warner Chilcott Plc. – Class A	24,801

	Total Pharmaceuticals, Biotechnology & Life Sciences	191,426

	Real Estate — 3.9%
508	American Capital Mortgage Investment Corp. REIT	12,974
2,000	Anworth Mortgage Asset Corp. REIT	11,800
300	Apollo Residential Mortgage, Inc. REIT	6,507
1,654	ARMOUR Residential, Inc. REIT	11,578
450	Ashford Hospitality Trust, Inc. REIT	4,073
1,269	Brandywine Realty Trust REIT	15,139
1,410	Capstead Mortgage Corp. REIT	17,117
12,118	Chimera Investment Corp. REIT	33,203
685	CommonWealth REIT	10,364
721	CreXus Investment Corp. REIT	9,005
1,300	CYS Investments, Inc. REIT	16,627
1,220	Hatteras Financial Corp. REIT	32,525
1,227	Hospitality Properties Trust REIT	27,853
1,582	Invesco Mortgage Capital, Inc. REIT	33,491
2,931	MFA Financial, Inc. REIT	24,650
2,531	Newcastle Investment Corp. REIT	21,235
2,000	NorthStar Realty Finance Corp. REIT	13,460
513	Pennsylvania Real Estate Investment Trust REIT	8,547
710	Pennymac Mortgage Investment Trust REIT	17,502
1,789	Two Harbors Investment Corp. REIT	20,252

	Total Real Estate	347,902

	Retailing — 8.0%
900	Aaron’s, Inc.	25,830
200	Abercrombie & Fitch Co. – Class A	9,178
718	Advance Auto Parts, Inc.	52,522
1,121	Aeropostale, Inc. *	15,481
1,904	American Eagle Outfitters, Inc.	40,365

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Retailing — continued
486	ANN, Inc. *	16,305
510	Asbury Automotive Group, Inc. *	15,397
1,502	Ascena Retail Group, Inc. *	30,190
710	Barnes & Noble, Inc. *	10,189
301	Big 5 Sporting Goods Corp.	4,214
662	Big Lots, Inc. *	18,642
308	Bon-Ton Stores, Inc. (The)	3,650
900	Brown Shoe Co., Inc.	17,145
207	Cabela’s, Inc. *	9,888
360	Cato Corp. (The) – Class A	10,462
691	Chico’s FAS, Inc.	12,887
82	Childrens Place Retail Stores, Inc. (The) *	3,986
437	Conn’s, Inc. *	12,358
200	Core-Mark Holding Co., Inc.	9,150
288	Dick’s Sporting Goods, Inc.	15,123
505	Dillard’s, Inc. – Class A	44,900
210	Finish Line, Inc. (The) – Class A	4,332
961	Foot Locker, Inc.	34,442
510	Fred’s, Inc. – Class A	6,783
1,228	GameStop Corp. – Class A	32,235
199	Genesco, Inc. *	11,011
400	Group 1 Automotive, Inc.	24,304
559	Guess?, Inc.	14,461
329	HSN, Inc.	17,401
400	Lithia Motors, Inc. – Class A	14,312
667	Men’s Wearhouse, Inc. (The)	21,637
1,528	OfficeMax, Inc.	15,280
1,678	Penske Auto Group, Inc.	48,880
174	Pool Corp.	7,289
1,100	Rent-A-Center, Inc.	38,236
975	Sonic Automotive, Inc.	19,246
510	Stage Stores, Inc.	13,194
700	Systemax, Inc. *	7,210

	Total Retailing	708,115

	Semiconductors & Semiconductor Equipment — 0.7%
2,352	Amkor Technology, Inc. *	9,996
600	Fairchild Semiconductor International, Inc. *	8,004
564	First Solar, Inc. *	15,223
1,542	GT Advanced Technologies, Inc.*	5,197
274	Microsemi Corp. *	5,244
300	MKS Instruments, Inc.	7,275
449	Omnivision Technologies, Inc. *	6,780
599	Spansion, Inc. *	7,020

	Total Semiconductors & Semiconductor Equipment	64,739

	Software & Services — 8.4%
493	Acxiom Corp. *	8,721
234	Alliance Data Systems Corp. *	33,343
1,721	Amdocs Ltd.	57,585
1,427	AOL, Inc. *	53,541
1,297	Booz Allen Hamilton Holding Corp.	18,171
281	Broadridge Financial Solutions, Inc.	6,634
353	CACI International, Inc. – Class A *	18,056
1,884	Computer Sciences Corp.	71,705
1,579	Compuware Corp. *	14,764
1,821	Convergys Corp.	28,426
808	CoreLogic, Inc. *	20,879
510	CSG Systems International, Inc. *	9,476

Shares	Description	Value ($)
	Software & Services — continued
331	Digital River, Inc. *	4,836
364	DST Systems, Inc.	20,981
1,921	EarthLink, Inc.	12,679
300	Ebix, Inc.	5,043
767	Electronic Arts, Inc. *	11,359
100	ePlus, Inc. *	4,044
300	Euronet Worldwide, Inc. *	6,678
400	Fair Isaac Corp.	17,128
1,000	Global Cash Access Holdings, Inc. *	7,870
200	Global Payments, Inc.	8,782
245	Heartland Payment Systems, Inc.	7,259
200	j2 Global, Inc.	6,048
310	JDA Software Group, Inc. *	13,845
1,407	Lender Processing Services, Inc.	34,964
100	Manhattan Associates, Inc. *	5,724
400	Mantech International Corp. – Class A	9,992
1,472	Mentor Graphics Corp. *	21,977
207	Netscout Systems, Inc. *	5,200
330	NeuStar, Inc. – Class A *	13,266
626	Parametric Technology Corp. *	12,670
3,480	SAIC, Inc.	40,124
181	SS&C Technologies Holdings, Inc. *	4,270
1,539	Synopsys, Inc. *	50,479
400	TeleTech Holdings, Inc. *	6,808
399	TNS, Inc. *	5,825
1,601	Total System Services, Inc.	35,142
607	Unisys Corp. *	10,489
1,200	United Online, Inc.	6,864
289	Valueclick, Inc. *	5,453
246	VistaPrint NV *	7,637

	Total Software & Services	744,737

	Technology Hardware & Equipment — 6.2%
485	Anixter International, Inc.	29,624
810	Arris Group, Inc. *	11,316
1,408	Arrow Electronics, Inc. *	52,462
1,988	Avnet, Inc. *	58,228
1,110	AVX Corp.	11,322
500	Benchmark Electronics, Inc. *	7,770
200	Black Box Corp.	4,930
3,721	Brocade Communications Systems, Inc. *	21,135
553	Diebold, Inc.	16,540
964	Dolby Laboratories, Inc. – Class A *	32,169
1,965	Harris Corp.	92,610
1,699	Ingram Micro, Inc. – Class A *	27,524
900	Insight Enterprises, Inc. *	15,246
314	Itron, Inc. *	13,753
1,050	Jabil Circuit, Inc.	19,950
1,007	Lexmark International, Inc.	24,500
128	MTS Systems Corp.	6,189
537	NCR Corp. *	12,850
400	PC Connection, Inc.	4,240
1,099	QLogic Corp. *	10,419
1,400	Sanmina Corp. *	13,188
729	SYNNEX Corp. *	24,072
534	Tech Data Corp. *	23,587
1,721	Vishay Intertechnology, Inc. *	16,694

	Total Technology Hardware & Equipment	550,318

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Telecommunication Services — 0.7%
2,049	Cincinnati Bell, Inc. *	10,921
3,400	Frontier Communications Corp.	16,354
883	NII Holdings, Inc. *	4,477
1,143	Telephone & Data Systems, Inc.	26,300

	Total Telecommunication Services	58,052

	Transportation — 1.3%
245	Alaska Air Group, Inc. *	10,474
46	Amerco	5,521
510	Avis Budget Group, Inc. *	9,659
124	Copa Holdings SA -Class A	11,760
900	Hawaiian Holdings, Inc. *	5,616
1,045	JetBlue Airways Corp. *	5,371
254	Macquarie Infrastructure Co. LLC	10,958
146	Ryder System, Inc.	6,872
721	Skywest, Inc.	8,356
2,310	US Airways Group, Inc. *	29,776
510	UTi Worldwide, Inc.	7,201

	Total Transportation	111,564

	Utilities — 0.6%
210	Avista Corp.	4,979
400	PNM Resources, Inc.	8,452
410	Portland General Electric Co.	11,082
645	UGI Corp.	21,427
129	UNS Energy Corp.	5,493

	Total Utilities	51,433

	TOTAL COMMON STOCKS (COST $8,140,246)	8,717,131

	MUTUAL FUNDS — 0.2%

	Affiliated Issuers — 0.2%
600	GMO U.S. Treasury Fund	14,998

	TOTAL MUTUAL FUNDS (COST $14,998)	14,998

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.1%

	Money Market Funds — 1.1%
99,697	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	99,697

	TOTAL SHORT-TERM INVESTMENTS (COST $99,697)	99,697

	TOTAL INVESTMENTS — 100.1% (Cost $8,254,941)	8,831,826
	Other Assets and Liabilities (net) — (0.1%)	(11,620)

	TOTAL NET ASSETS — 100.0%	$8,820,206

Notes to Schedule of Investments:

REIT – Real Estate Investment Trust

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

U.S. Small/Mid Cap Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 8,307,751	$916,770	$(392,695)	$524,075

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$270,998	$—	$256,000	$103	$—	$14,998

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Basis of Presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie instruments (to the extent the market for such instruments closes prior to the close of the NYSE) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using inputs obtained from an independent pricing service
Quality Fund	19.3%
Real Estate Fund	—
U.S. Core Equity Fund	—
U.S. Flexible Equities Fund	6.8%
U.S. Growth Fund	—
U.S. Intrinsic Value Fund	—
U.S. Small/Mid Cap Fund	—

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (being determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). On both November 30, 2012 and February 29, 2012, none of the Funds held securities or derivative financial instruments directly whose fair value was categorized using Level 3 inputs.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Valuation Inputs as of November 30, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Quality Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$77,847,618	$—	$77,847,618
Denmark	—	33,994,632	—	33,994,632
France	—	285,309,173	—	285,309,173
Germany	—	123,093,817	—	123,093,817
Japan	—	427,844,091	—	427,844,091
Netherlands	—	189,582,741	—	189,582,741
Sweden	—	2,239,883	—	2,239,883
Switzerland	—	539,106,305	—	539,106,305
United Kingdom	—	746,309,225	—	746,309,225
United States	9,759,859,548	—	—	9,759,859,548

TOTAL COMMON STOCKS	9,759,859,548	2,425,327,485	—	12,185,187,033

Mutual Funds	295,476,103	—	—	295,476,103
Short-Term Investments	22,624,343	—	—	22,624,343

Total Investments	10,077,959,994	2,425,327,485	—	12,503,287,479

Total	$10,077,959,994	$2,425,327,485	$—	$12,503,287,479

Real Estate Fund
Asset Valuation Inputs
Common Stocks (Real Estate Investment Trusts)	$11,289,956	$—	$—	$11,289,956
Short-Term Investments	143,137	—	—	143,137

Total Investments	11,433,093	—	—	11,433,093

Total	$11,433,093	$—	$—	$11,433,093

U.S. Core Equity Fund
Asset Valuation Inputs
Common Stocks	$1,377,338,334	$—	$—	$1,377,338,334
Mutual Funds	3,583,000	—	—	3,583,000
Short-Term Investments	1,536,243	—	—	1,536,243

Total Investments	1,382,457,577	—	—	1,382,457,577

Derivatives*
Swap Agreements Equity risk	—	320,102	—	320,102

Total	$1,382,457,577	$320,102	$—	$1,382,777,679

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
France	$—	$120,726,037	$—	$120,726,037
Switzerland	—	178,914,982	—	178,914,982
United Kingdom	—	168,334,187	—	168,334,187
United States	6,162,527,698	—	—	6,162,527,698

TOTAL COMMON STOCKS	6,162,527,698	467,975,206	—	6,630,502,904

Mutual Funds	72,578,959	—	—	72,578,959
Short-Term Investments	150,967,762	—	—	150,967,762

Total Investments	6,386,074,419	467,975,206	—	6,854,049,625

Derivatives*
Futures Contracts Equity risk	1,161,667	—	—	1,161,667

Total	$6,387,236,086	$467,975,206	$—	$6,855,211,292

U.S. Growth Fund
Asset Valuation Inputs
Common Stocks	$2,530,814	$—	$—	$2,530,814
Mutual Funds	40,973	—	—	40,973
Short-Term Investments	32,833	—	—	32,833

Total Investments	2,604,620	—	—	2,604,620

Total	$2,604,620	$—	$—	$2,604,620

U.S. Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks	$9,775,526	$—	$—	$9,775,526
Mutual Funds	83,995	—	—	83,995
Rights/Warrants	2,916	—	—	2,916
Short-Term Investments	63,251	—	—	63,251

Total Investments	9,925,688	—	—	9,925,688

Total	$9,925,688	$—	$—	$9,925,688

U.S. Small/Mid Cap Fund
Asset Valuation Inputs
Common Stocks	$8,717,131	$—	$—	$8,717,131
Mutual Funds	14,998	—	—	14,998
Short-Term Investments	99,697	—	—	99,697

Total Investments	8,831,826	—	—	8,831,826

Total	$8,831,826	$—	$—	$8,831,826

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

All of the Funds’ common stocks except for Quality Fund and U.S. Flexible Equities Fund held at period end are classified as Level 1. The classifications for Quality Fund and U.S. Flexible Equities Fund are shown in the tables above. Please refer to the Schedule of Investments for a more detailed categorization of common stocks.

The underlying funds held at period end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Market Risk – Equity Securities Risk	X	X	X	X	X	X	X
Market Risk – Fixed Income Investments Risk		X
Market Risk – Asset-Backed Securities Risk		X
Credit Risk		X
Liquidity Risk		X					X
Smaller Company Risk		X	X		X	X	X
Derivatives Risk	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X			X
Currency Risk	X			X
Focused Investment Risk	X	X	X	X	X	X	X
Real Estate Risk		X
Leveraging Risk	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X
Fund of Funds Risk				X
Non-Diversified Funds	X	X		X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceed whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

•  CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

•  LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and Exchange-Traded Funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Quality Fund
•	U.S. Intrinsic Value Fund

•	U.S. Growth Fund
•	U.S. Flexible Equities Fund
•	Real Estate Fund

Temporary Defensive Positions. The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The Funds (other than Quality Fund) normally do not take temporary defensive positions.

Quality Fund reserves the right to make tactical allocations of up to 20% of its net assets to investments in cash and high quality debt investments.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds also may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

In addition, the Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and in the case of Quality Fund and U.S. Flexible Equities Fund, currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, Quality Fund and U.S. Flexible Equities Fund also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets. (i.e. they may be leveraged).

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Quality Fund	Real Estate Fund	U.S. Core Equity Fund	U.S. Flexible Equities Fund	U.S. Growth Fund	U.S. Intrinsic Value Fund	U.S. Small/Mid Cap Fund
Futures contracts
Adjust exposure to certain securities markets	X		X	X
Maintain the diversity and liquidity of the portfolio	X		X	X
Swap agreements
To achieve returns comparable to holding and lending a direct equity position			X
Rights and/or warrants
Received as a result of corporate actions		X	X			X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
U.S. Core Equity Fund
Asset:
Unrealized appreciation on Swap Agreements	$—	$320,102	$—	$—	$—	$320,102

U.S. Flexible Equities Fund
Asset:
Unrealized appreciation on Futures Contracts*	$—	$1,161,667	$—	$—	$—	$1,161,667

U.S. Intrinsic Value Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$2,916	$—	$—	$—	$2,916

*	The Fair Values of Derivatives Instruments table includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (futures contracts and rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, if any, was as follows for the period ended November 30, 2012:

Fund Name	Futures Contracts ($)		Swap Agreements ($)	Rights and/or Warrants ($)
Quality Fund	12,387,556		—	—
Real Estate Fund	—		—	0	**
U.S. Core Equity Fund	2,093,250	*	3,932,813	1,753
U.S. Flexible Equities Fund	51,827,108		—	—
U.S. Intrinsic Value Fund	—		—	2,549

*	During the period ended November 30, 2012, the Fund did not hold futures contracts at any month-end, therefore, the average amount outstanding was calculated using daily outstanding absolute values.
**	Represents the interest in securities that had no value during the period ended November 30, 2012.

Subsequent Events

The Board of Trustees of GMO Trust has approved the liquidation of the Class M shares of GMO U.S. Core Equity Fund and GMO U.S. Growth Fund. It is expected that Class M shares of GMO U.S. Core Equity Fund and GMO U.S. Growth Fund will be liquidated on or about January 31, 2013.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)/ Shares	Description	Value ($)
	DEBT OBLIGATIONS — 99.7%

	U.S. Government — 99.7%
110,000,000	U.S. Treasury Note, 0.50%, due 11/15/13	110,305,030
47,000,000	U.S. Treasury Note, 1.25%, due 08/31/15	48,193,377

	Total U.S. Government	158,498,407

	TOTAL DEBT OBLIGATIONS (COST $158,362,281)	158,498,407

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
326,040	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	326,040

	TOTAL SHORT-TERM INVESTMENTS (COST $326,040)	326,040

	TOTAL INVESTMENTS — 99.9% (Cost $158,688,321)	158,824,447
	Other Assets and Liabilities (net) — 0.1%	83,410

	TOTAL NET ASSETS — 100.0%	$158,907,857

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$158,688,321	$136,126	$—	$136,126

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
U.S. Treasury Fund	$370,970	$74,504,705	$74,875,675	$5,249	$—	$—	$—

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 33.5%

		Albania — 3.5%
		Foreign Government Obligations — 3.5%
USD	14,281,227	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	8,283,112

		Australia — 0.1%
		Asset-Backed Securities
USD	135,134	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.38%, due 04/19/38	132,210
USD	193,931	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.39%, due 05/10/36	192,330

		Total Australia	324,540

		United Kingdom — 0.2%
		Asset-Backed Securities
USD	408,859	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.54%, due 01/13/39	401,090
USD	22,746	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.29%, due 12/20/54	22,314

		Total United Kingdom	423,404

		United States — 29.7%
		Asset-Backed Securities — 1.8%
USD	289,777	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.61%, due 05/25/37¿	14,851
USD	973,847	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36¿	350,281
USD	817,585	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36¿	246,809
USD	97,168	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36¿	32,309
USD	116,995	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	86,576
USD	300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.57%, due 01/25/24	292,500
USD	213,533	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.71%, due 06/28/19	200,721
USD	526,199	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 04/25/36¿	359,788
USD	369,705	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.40%, due 05/25/36¿	192,362
USD	93,721	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36¿	32,802

Par Value		Description	Value ($)
		United States (continued)
USD	640,755	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	538,554
USD	800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	799,040
USD	136,756	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36¿	85,815
USD	656,413	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36¿	291,283
USD	491,859	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.44%, due 02/25/37¿	211,499
USD	40,366	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.50%, due 12/25/32	29,770
USD	63,779	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35	60,660
USD	10,237	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.42%, due 09/15/22	10,231
USD	23,741	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.79%, due 11/25/35¿	22,791
USD	400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	400,016

			4,258,658

		U.S. Government — 21.1%
USD	18,499,585	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (b) (c)	18,489,466
USD	30,000,000	U.S. Treasury Note, 2.50%, due 03/31/15 (b)	31,542,180

			50,031,646

		U.S. Government Agency — 6.8%
USD	15,000,000	Federal National Mortgage Assoc.,TBA, 3.50%, due 12/01/41	16,007,812

		Total United States	70,298,116

		TOTAL DEBT OBLIGATIONS (COST $76,840,561)	79,329,172

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 72.2%

	United States — 72.2%
	Affiliated Issuers
959,525	GMO Emerging Country Debt Fund, Class IV	10,180,562
7,417,054	GMO Short-Duration Collateral Fund	31,077,457
93,858	GMO Special Purpose Holding Fund (d)	55,376
3,140,435	GMO U.S. Treasury Fund	78,510,867
2,030,456	GMO World Opportunity Overlay Fund	50,842,624

	TOTAL MUTUAL FUNDS (COST $167,160,344)	170,666,886

Shares/ Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 1.0%

	Money Market Funds — 0.2%
427,974	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (e)	427,974

	U.S. Government — 0.8%
1,785,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (b) (f)	1,782,521

	TOTAL SHORT-TERM INVESTMENTS (COST $2,210,173)	2,210,495

	TOTAL INVESTMENTS — 106.7% (Cost $246,211,078)	252,206,553
	Other Assets and Liabilities (net) — (6.7%)	(15,760,677)

	TOTAL NET ASSETS — 100.0%	$236,445,876

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
01/29/13	CITI	USD	11,168,407	AUD	10,800,000	$53,335
01/29/13	DB	USD	15,376,726	AUD	14,900,000	105,122
01/08/13	DB	USD	2,341,851	EUR	1,800,000	20
02/26/13	CITI	USD	5,280,715	GBP	3,300,000	5,157
01/15/13	CITI	USD	1,006,792	JPY	80,000,000	(35,873)
01/22/13	CITI	USD	13,379,892	NOK	77,400,000	259,498
03/05/13	BCLY	USD	9,102,000	NZD	11,100,000	(42,947)
12/04/12	BCLY	USD	1,065,740	NZD	1,300,000	1,495
12/04/12	CITI	USD	14,524,790	NZD	17,600,000	(76,070)
12/04/12	DB	USD	1,642,956	NZD	2,000,000	(1,056)
02/12/13	CITI	USD	1,471,545	SEK	9,800,000	(1,378)
02/12/13	DB	USD	2,219,186	SEK	14,700,000	(13,935)
1/29/13	CITI	AUD	5,600,000	USD	5,802,307	(16,374)
2/05/13	CITI	CAD	1,100,000	USD	1,096,913	(8,968)
2/05/13	DB	CAD	1,500,000	USD	1,503,759	(4,261)
12/11/12	BCLY	CHF	8,700,000	USD	9,352,677	(36,504)
12/11/12	DB	CHF	2,000,000	USD	2,144,140	(14,293)
1/08/13	BCLY	EUR	400,000	USD	519,548	(868)
1/08/13	CITI	EUR	13,100,000	USD	16,909,987	(133,634)
2/26/13	DB	GBP	5,000,000	USD	7,964,000	(44,896)
1/15/13	BCLY	JPY	160,000,000	USD	2,017,146	75,308
1/15/13	CITI	JPY	350,000,000	USD	4,279,023	31,253

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/15/13	DB	JPY	190,000,000	USD	2,381,456	$75,524
1/22/13	BCLY	NOK	5,900,000	USD	1,033,691	(6,004)
1/22/13	CITI	NOK	6,100,000	USD	1,060,221	(14,718)
12/04/12	BCLY	NZD	11,100,000	USD	9,155,613	43,068
12/04/12	CITI	NZD	5,600,000	USD	4,561,755	(35,565)
3/05/13	CITI	NZD	2,300,000	USD	1,882,380	5,279
12/04/12	DB	NZD	4,200,000	USD	3,425,267	(22,723)
2/12/13	DB	SEK	20,800,000	USD	3,072,537	(47,819)

						$97,173

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
18	Japanese Government Bond 10 Yr. (TSE)	December 2012	$31,617,312	$92,227
9	Canadian Government Bond 10 Yr.	March 2013	1,238,627	9,479
4	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	600,250	3,114
119	U.S. Treasury Note 10 Yr. (CBT)	March 2013	15,903,234	49,480
41	U.S. Treasury Note 5 Yr. (CBT)	March 2013	5,113,469	12,049

			$54,472,892	$166,349

Sales
251	Australian Government Bond 10 Yr.	December 2012	$32,723,500	$(56,507)
5	Euro Bund	December 2012	928,564	2,368
113	U.S. Treasury Note 2 Yr. (CBT)	March 2013	24,911,203	(8,999)
44	UK Gilt Long Bond	March 2013	8,416,156	(35,368)

			$66,979,423	$(98,506)

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
2,000,000	USD	12/20/2013	BCLY	Receive	0.25%	0.75%	SLM Corp.	2,000,000	USD	$(9,732)

				Premiums to (Pay) Receive						$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
5,200,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	$(16,578)
2,000,000	CHF	3/20/2023	CITI	(Pay)	1.00%	6 Month CHF LIBOR	(6,376)
6,700,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	(21,362)
30,700,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	60,464
31,100,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	61,252
54,700,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	107,732

							$185,132

					Premiums to (Pay) Receive		$(174,907)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
175,000,000	USD	2/19/2013	BOA	1 month LIBOR minus 0.20%	Barclays Aggregate Total Return Index	$86,850

					Premiums to (Pay) Receive	$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Core Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

LIBOR - London Interbank Offered Rate

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBA - To Be Announced - Delayed Delivery Security

¿	These securities are primarily backed by subprime mortgages.

(a)	Security is backed by U.S. Treasury bonds.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank Of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(f)	The rate shown represents yield-to-maturity.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$272,257,789	$5,512,430	$(25,563,666)	$(20,051,236)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$8,944,682	$247,052	$—	$247,052	$—	$—	$10,180,562
Short-Duration Collateral Fund	44,205,643	—	—	339,293	—	16,457,368	31,077,457
Special Purpose Holding Fund	46,929	—	—	—	—	—	55,376
U.S. Treasury Fund	54,757,597	40,753,269	17,000,000	53,266	—	—	78,510,867
World Opportunity Overlay Fund	48,730,950	—	—	—	—	—	50,842,624

Totals	$156,685,801	$41,000,321	$17,000,000	$639,611	$—	$16,457,368	$170,666,886

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 47.7%

		Canada — 3.3%
		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	2,293,713

		France — 7.3%

		Foreign Government Obligations
EUR	3,300,000	Government of France, 4.00%, due 10/25/38	5,013,487

		Germany — 6.8%

		Foreign Government Obligations
EUR	2,500,000	Republic of Deutschland, 4.75%, due 07/04/34	4,671,579

		Italy — 5.8%

		Foreign Government Obligations
EUR	3,100,000	Italy Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	3,988,971

		Netherlands — 1.2%

		Foreign Government Obligations
EUR	500,000	Netherlands Government Bond, 3.75%, due 01/15/42	830,818

		Spain — 3.0%

		Foreign Government Obligations
EUR	1,900,000	Government of Spain, 4.70%, due 07/30/41	2,045,755

		United Kingdom — 14.7%

		Foreign Government Obligations
GBP	2,000,000	United Kingdom Gilt, 3.75%, due 09/07/21	3,786,523
GBP	3,000,000	United Kingdom Gilt, 4.75%, due 12/07/30	6,361,820

		Total United Kingdom	10,148,343

Par Value ($)/ Shares		Description	Value ($)
		United States — 5.6%

		U.S. Government
USD	3,831,275	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	3,829,179

		TOTAL DEBT OBLIGATIONS (COST $29,541,920)	32,821,845

		MUTUAL FUNDS — 51.0%

		United States — 51.0%
		Affiliated Issuers
	284,688	GMO Emerging Country Debt Fund, Class IV	3,020,535
	2,683,050	GMO Short-Duration Collateral Fund	11,241,981
	5,496	GMO Special Purpose Holding Fund (c)	3,242
	234,724	GMO U.S. Treasury Fund	5,868,100
	599,715	GMO World Opportunity Overlay Fund	15,016,874

		TOTAL MUTUAL FUNDS (COST $33,484,753)	35,150,732

		SHORT-TERM INVESTMENTS — 1.9%

		Money Market Funds — 0.5%
	331,903	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (d)	331,903

		U.S. Government — 1.4%
	995,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (a)(e)	993,618

		TOTAL SHORT-TERM INVESTMENTS (COST $1,325,341)	1,325,521

		TOTAL INVESTMENTS — 100.6% (Cost $64,352,014)	69,298,098
		Other Assets and Liabilities (net) — (0.6%)	(409,435)

		TOTAL NET ASSETS — 100.0%	$68,888,663

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/29/13	CITI	USD	3,413,605	AUD	3,300,000	$15,260
1/29/13	DB	USD	4,334,378	AUD	4,200,000	29,632
1/08/13	DB	USD	648,753	EUR	500,000	1,767
2/26/13	CITI	USD	1,440,451	GBP	900,000	1,150

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/15/13	CITI	USD	251,698	JPY	20,000,000	$(8,968)
1/22/13	CITI	USD	3,803,070	NOK	22,000,000	73,759
3/05/13	BCLY	USD	2,542,000	NZD	3,100,000	(11,994)
12/04/12	BCLY	USD	245,940	NZD	300,000	345
12/04/12	CITI	USD	4,043,843	NZD	4,900,000	(21,188)
12/04/12	DB	USD	493,298	NZD	600,000	(727)
2/12/13	CITI	USD	405,426	SEK	2,700,000	(380)
2/12/13	DB	USD	649,150	SEK	4,300,000	(4,076)
1/29/13	CITI	AUD	1,600,000	USD	1,657,803	(4,678)
2/05/13	CITI	CAD	300,000	USD	299,158	(2,446)
2/05/13	DB	CAD	2,700,000	USD	2,706,767	(7,669)
12/11/12	BCLY	CHF	2,400,000	USD	2,580,049	(10,070)
12/11/12	DB	CHF	600,000	USD	643,242	(4,288)
1/08/13	CITI	EUR	16,400,000	USD	21,203,455	(133,598)
1/08/13	DB	EUR	100,000	USD	131,336	1,232
2/26/13	DB	GBP	7,900,000	USD	12,583,120	(70,936)
1/15/13	BCLY	JPY	40,000,000	USD	504,286	18,827
1/15/13	CITI	JPY	100,000,000	USD	1,221,639	7,990
1/15/13	DB	JPY	60,000,000	USD	752,030	23,841
1/22/13	BCLY	NOK	1,700,000	USD	297,843	(1,730)
1/22/13	CITI	NOK	1,700,000	USD	295,471	(4,102)
12/04/12	BCLY	NZD	3,100,000	USD	2,556,973	12,028
3/05/13	CITI	NZD	500,000	USD	409,213	1,148
12/04/12	CITI	NZD	1,600,000	USD	1,303,612	(9,908)
12/04/12	DB	NZD	1,100,000	USD	897,252	(5,793)
2/12/13	DB	SEK	5,900,000	USD	871,537	(13,564)

						$(129,136)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
12	Australian Government Bond 3 Yr.	December 2012	$1,373,600	$(3,848)
9	Canadian Government Bond 10 Yr.	March 2013	1,238,627	9,479
122	Euro BOBL	December 2012	20,053,119	92,215
5	Japanese Government Bond 10 Yr. (TSE)	December 2012	8,782,586	23,980
16	U.S. Treasury Note 10 Yr. (CBT)	March 2013	2,138,250	6,653

			$33,586,182	$128,479

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
67	Australian Government Bond 10 Yr.	December 2012	$8,734,958	$(14,704)
13	Euro Bund	December 2012	2,414,265	(36,267)
2	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	300,125	(1,584)
5	U.S. Treasury Note 2 Yr. (CBT)	March 2013	1,102,266	(398)
1	UK Gilt Long Bond	March 2013	191,276	(804)

			$12,742,890	$(53,757)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
14,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.2%	Republic of Italy	NA	$(137,907)
10,000,000	USD	3/20/2019	DB	Receive	1.66%	2.58%	Republic of Italy	10,000,000	(468,447)

									$(606,354)

							Premiums to (Pay) Receive		$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
1,500,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	$(4,782)
600,000	CHF	3/20/2023	CITI	(Pay)	1.00%	6 Month CHF LIBOR	(1,913)
1,900,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	(6,058)
8,800,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	17,332
8,700,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	17,135
19,300,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	38,011

							$59,725

					Premiums to (Pay) Receive		$(47,686)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Currency Hedged International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$70,989,895	$4,202,672	$(5,894,469)	$(1,691,797)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$2,653,854	$73,300	$—	$73,300	$—	$—	$3,020,535
Short-Duration Collateral Fund	15,990,980	—	—	122,736	—	5,953,300	11,241,981
Special Purpose Holding Fund	2,748	—	—	—	—	—	3,242
U.S. Treasury Fund	6,113,892	8,754,328	9,000,000	4,327	—	—	5,868,100
World Opportunity Overlay Fund	14,393,171	—	—	—	—	—	15,016,874

Totals	$39,154,645	$8,827,628	$9,000,000	$200,363	$—	$5,953,300	$35,150,732

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 88.8%

	Asset-Backed Securities — 88.4%
	Airlines — 0.1%
1,559,968	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	701,986

	Auto Financing — 17.0%
10,000,000	Ally Auto Receivables Trust, Series 12-A, Class D, 144A, 3.15%, due 10/15/18	10,257,000
5,000,000	Ally Master Owner Trust, Series 12-1, Class D, 144A, 3.12%, due 02/15/17	5,057,950
5,500,000	Ally Master Owner Trust, Series 12-3, Class D, 144A, 1 mo. LIBOR + 2.35%, 2.56%, due 06/15/17	5,578,203
3,440,000	Avis Budget Rental Car Funding AESOP LLC, Series 10-5A, Class B, 144A, 5.11%, due 03/20/17	3,763,188
13,375,000	Avis Budget Rental Car Funding AESOP LLC, Series 11-5A, Class B, 144A, 4.72%, due 02/20/18	14,578,750
3,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 12-2A, Class B, 144A, 3.89%, due 05/20/18	3,174,060
14,446,986	California Republic Auto Receivables Trust, Series 12-1, Class A, 144A, 1.18%, due 08/15/17	14,436,108
4,500,000	California Republic Auto Receivables Trust, Series 12-1, Class C, 144A, 3.00%, due 01/15/20	4,504,968
3,600,000	Chesapeake Funding LLC, Series 12-2A, Class C, 144A, 1 mo. LIBOR + 1.55%, 1.76%, due 05/07/24	3,600,000
2,500,000	Chesapeake Funding LLC, Series 12-2A, Class D, 144A, 1 mo. LIBOR + 1.85%, 2.06%, due 05/07/24	2,500,000
1,573,382	CPS Auto Trust, Series 10-PG5, Class A, 144A, 9.25%, due 01/15/18	1,617,141
999,999	CPS Auto Trust, Series 12-A, Class C, 144A, 6.51%, due 06/17/19	1,014,699
5,000,000	DT Auto Owner Trust, Series 12-2, Class D, 144A, 4.35%, due 03/15/19	5,181,250
3,375,000	Ford Credit Floorplan Master Owner Trust, Series 10-3, Class C, 144A, 4.99%, due 02/15/17	3,597,412
2,000,000	Ford Credit Floorplan Master Owner Trust, Series 12-2, Class C, 2.86%, due 01/15/19	2,052,400
5,490,000	Ford Credit Floorplan Master Owner Trust, Series 12-5, Class D, 2.73%, due 09/15/19	5,523,455
5,000,000	Hertz Vehicle Financing LLC, Series 09-2A, Class B2, 144A, 5.93%, due 03/25/16	5,400,781

Par Value ($)	Description	Value ($)
	Auto Financing — continued
3,000,000	Santander Consumer Acquired Receivables Trust, Series 11-WO, Class C, 144A, 3.19%, due 10/15/15	3,076,890
5,000,000	Santander Drive Auto Receivables Trust, Series 10-2, Class C, 3.89%, due 07/17/17	5,181,250
5,750,000	Santander Drive Auto Receivables Trust, Series 11-4, Class D, 4.74%, due 09/15/17	6,095,000
5,000,000	Santander Drive Auto Receivables Trust, Series 12-2, Class D, 3.87%, due 02/15/18	5,179,000

	Total Auto Financing	111,369,505

	Business Loans — 11.3%
216,353	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.57%, due 04/25/34	192,554
334,861	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.58%, due 01/25/35	291,329
1,091,951	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	808,044
749,897	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.45%, due 07/25/37	569,922
658,650	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 05/28/39	245,347
731,833	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.51%, due 05/28/39	238,578
1,430,284	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 02/28/40	786,656
5,000,000	CIT Equipment Collateral, Series 12-VT1, Class D, 144A, 4.12%, due 10/21/19	5,079,200
1,000,000	CNH Wholesale Master Note Trust, Series 2011-1A, Class B, 144A, 1 mo. LIBOR + 1.65%, 1.86%, due 12/15/15	1,001,250
251,630	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	222,818
591,466	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	497,127
11,452,279	GE Business Loan Trust, Series 06-2A, Class A, 144A, 1 mo. LIBOR + .18%, 0.39%, due 11/15/34	9,619,914
18,944,746	GE Business Loan Trust, Series 07-1A, Class A, 144A, 1 mo. LIBOR + .17%, 0.38%, due 04/16/35	16,671,377
19,364,101	GE Business Loan Trust, Series 07-1A, Class D, 144A, 1 mo. LIBOR + 1.00%, 1.21%, due 04/16/35	12,973,948
5,800,000	GE Dealer Floorplan Master Note Trust, Series 12-4, Class B, 1 mo. LIBOR + .70%, 0.91%, due 10/20/17	5,793,334
4,500,000	Great America Leasing Receivables, Series 09-1, Class C, 144A, 6.48%, due 12/15/16	4,604,085

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Business Loans (continued)
3,000,000	Great America Leasing Receivables, Series 12-1, Class C, 144A, 3.00%, due 11/15/18	3,160,200
748,006	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/25/30	625,385
605,806	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 09/25/30	505,545
724,141	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.06%, due 10/25/37	657,918
2,500,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class C, 144A, 2.55%, due 01/18/19	2,518,132
5,000,000	Navistar Financial Corp. Owner Trust, Series 12-A, Class D, 144A, 3.29%, due 01/18/19	5,040,555
2,000,000	Navistar Financial Dealer Note Master Trust, Series 11-1, Class C, 144A, 1 mo. LIBOR + 2.50%, 2.71%, due 10/25/16	2,009,600

	Total Business Loans	74,112,818

	CMBS — 0.9%
134,795	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	134,795
5,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	4,743,000
486,138	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	486,138
800,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	799,040

	Total CMBS	6,162,973

	CMBS Collateralized Debt Obligations — 0.6%
1,499,437	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.11%, due 11/23/52	3,749
446,477	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.71%, due 06/28/19	419,689
409,849	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	411,898
3,301,301	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.54%, due 05/25/46	2,987,677

	Total CMBS Collateralized Debt Obligations	3,823,013

Par Value ($)	Description	Value ($)
	Corporate Collateralized Debt Obligations — 0.8%
5,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.67%, due 06/20/13	5,204,680

	Credit Cards — 4.8%
4,750,000	1st Financial Bank USA, Series 10-C, Class D, 144A, 8.35%, due 09/17/18	4,934,062
8,260,000	1st Financial Bank USA, Series 10-D, Class D, 144A, 7.86%, due 06/17/19	8,559,425
4,000,000	Capital One Multi-Asset Execution Trust, Series 03-C3, Class C3, 1 mo. LIBOR + 2.25%, 2.46%, due 07/15/16	4,023,200
10,000,000	Citibank Credit Card Issuance Trust, Series 05-C2, Class C2, 1 mo. LIBOR + .47%, 0.68%, due 03/24/17	9,918,750
4,000,000	World Financial Network Credit Card Master Trust, Series 06-A, Class B, 144A, 1 mo. LIBOR + .35%, 0.56%, due 02/15/17	3,994,219

	Total Credit Cards	31,429,656

	Insured Business Loans — 0.0%
218,721	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.65%, due 10/25/30	158,682

	Insured Other — 0.6%
340,349	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.39%, due 08/18/21	330,138
184,167	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.51%, due 04/17/19	183,476
1,079,404	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	1,003,213
1,511,236	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	1,408,342
688,464	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.60%, due 01/05/14	580,031
300,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	47,550
4,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	315,000

	Total Insured Other	3,867,750

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.2%
664,429	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.63%, due 07/25/34	578,054
204,605	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.59%, due 12/25/33	186,190

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Residential Asset-Backed Securities (United States) ¿ (continued)
58,522	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 03/25/34	50,915
802,455	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.43%, due 11/25/35	662,025

	Total Insured Residential Asset-Backed Securities (United States)	1,477,184

	Insured Residential Mortgage-Backed Securities (United States) — 0.2%
43,198	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.55%, due 10/25/34	30,304
109,956	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 01/25/35	78,893
868,094	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	533,878
445,124	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.44%, due 10/25/34	348,621
17,579	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.67%, due 07/25/29	12,872
28,022	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	17,808
46,183	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.65%, due 06/25/34	32,559
11,009	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.50%, due 12/25/32	8,119
302,950	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35	288,135

	Total Insured Residential Mortgage-Backed Securities (United States)	1,351,189

	Insured Time Share — 0.1%
147,325	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.36%, due 03/20/19	145,875
729,874	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	728,349

	Total Insured Time Share	874,224

Par Value ($)	Description	Value ($)
	Other — 5.9%
10,876,250	Dominos Pizza Master Issuer LLC, Series 12-1A, Class A2, 144A, 5.22%, due 01/25/42	12,177,920
9,500,000	Fairway Outdoor Funding LLC, Series 12-1, Class A2, 144A, 4.21%, due 10/15/42	9,680,595
9,364,730	Sonic Capital LLC, Series 11-1A, Class A2, 144A, 5.44%, due 05/20/41	10,335,740
6,000,000	Trafigura Securitisation Finance Plc, Series 12-1A, Class A, 144A, 1 mo. LIBOR + 2.40%, 2.61%, due 10/15/15	6,093,750

	Total Other	38,288,005

	Residential Asset-Backed Securities (United States) ¿ — 15.5%
104,471	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.60%, due 01/25/35	89,192
244,981	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.35%, due 02/25/36	88,805
379,020	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 03/25/36	354,857
49,288	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	48,672
2,637,111	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 10/25/36	1,140,550
1,268,304	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 05/25/36	697,567
85,199	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.30%, due 06/25/36	50,267
920,493	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 04/25/36	674,261
433,554	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 09/25/35	154,996
1,010,559	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.41%, due 06/25/36	180,637
1,175,727	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.55%, due 06/25/36	199,874
85,939	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 09/25/36	17,940
418,359	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.38%, due 12/25/36	71,644

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
686,437	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.30%, due 01/25/37	231,672
450,290	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.28%, due 11/25/36	145,219
1,303,995	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.61%, due 05/25/37	66,830
327,042	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.25%, due 05/25/34	304,915
7,871,927	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	2,831,434
1,311,772	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36	436,164
1,272,107	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 03/25/36	508,843
1,308,137	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	394,894
1,500,195	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.36%, due 10/25/36	1,078,790
2,193,015	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.43%, due 05/25/37	1,708,359
599,011	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.32%, due 11/25/36	387,620
1,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 11/25/36	239,100
254,117	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.53%, due 02/25/37	115,089
4,700,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 02/25/37	3,464,840
1,029,690	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.37%, due 06/25/36	1,009,096
12,014	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.75%, due 04/25/33	11,076
90	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.62%, due 10/25/34	88
1,545,886	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 12/25/36	595,166

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
733,312	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	703,979
4,460,237	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.35%, due 02/25/37	3,813,948
56,157	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.51%, due 04/25/34	40,117
3,425,973	FBR Securitization Trust, Series 05-3, Class AV24, 1 mo. LIBOR + .34%, 0.89%, due 10/25/35	2,500,960
986,622	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 04/25/36	674,603
410,783	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.40%, due 05/25/36	213,736
144,590	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	36,757
2,624,174	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36	918,461
348,187	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	311,410
334,159	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	309,306
762,973	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.37%, due 01/20/36	711,234
3,692,823	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.33%, due 12/25/36	1,284,364
2,262,000	JP Morgan Mortgage Acquisition Corp., Series 07-CH3, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 03/25/37	1,860,495
1,982,967	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36	1,244,312
1,500,373	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	665,791
2,899,634	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 08/25/36	826,396
1,845,877	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.37%, due 10/25/36	830,645
826,383	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 03/25/36	173,540
492,203	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.33%, due 02/25/37	180,393

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
227,126	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.49%, due 01/25/47	122,376
186,063	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.01%, due 08/25/34	169,317
7,328,240	Morgan Stanley Capital, Inc., Series 06-HE6, Class A2FP, 1 mo. LIBOR + .06%, 0.27%, due 09/25/36	5,487,020
2,441,855	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.38%, due 03/25/36	2,051,158
1,607,032	Morgan Stanley Home Equity Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .10%, 0.31%, due 12/25/36	964,219
1,013,596	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	410,506
900,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	366,750
705,282	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.47%, due 12/25/35	338,465
9,711,131	Residential Asset Mortgage Products, Inc., Series 07-RZ1, Class A2, 1 mo. LIBOR + .16%, 0.37%, due 02/25/37	8,181,628
10,000,000	Residential Asset Securities Corp., Series 07-KS3, Class AI3, 1 mo. LIBOR + .25%, 0.46%, due 04/25/37	7,400,000
1,554,167	SACO I, Trust., Series 05-7, Class A, 1 mo. LIBOR + .28%, 0.77%, due 09/25/35	1,530,854
26,092	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.75%, due 03/25/35	17,457
8,000,000	Securitized Asset Backed Receivables LLC, Series 06-NC2, Class A3, 1 mo. LIBOR + .24%, 0.45%, due 03/25/36	5,860,000
7,357,945	Securitized Asset Backed Receivables LLC, Series 06-WM1, Class A2C, 1 mo. LIBOR + .29%, 0.50%, due 12/25/35	4,561,926
765,557	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 07/25/36	317,706
22,426,282	SG Mortgage Securities Trust, Series 06-FRE2, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 07/25/36	7,288,542
12,106,542	Soundview Home Equity Loan Trust, Series 07-OPT1, Class 2A1, 1 mo. LIBOR + .08%, 0.29%, due 06/25/37	10,986,687

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ (continued)
2,198,452	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/37	1,173,534
4,923,219	Specialty Underwriting & Residential Finance, Series 06-BC4, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/37	3,766,263
614,818	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.41%, due 01/25/36	577,929
207,729	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.79%, due 11/25/35	199,420
36,550,000	Wells Fargo Home Equity Trust, Series 06-3, Class M1, 1 mo. LIBOR + .23%, 0.44%, due 01/25/37	4,367,725
1,489,880	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.61%, due 06/25/37	461,863

	Total Residential Asset-Backed Securities (United States)	101,200,249

	Residential Mortgage-Backed Securities (Australian) — 2.4%
796,986	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.44%, due 11/19/37	794,448
849,138	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.38%, due 07/20/38	838,496
756,750	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.38%, due 04/19/38	740,375
158,755	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.86%, due 09/27/35	151,749
1,568,074	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.79%, due 03/14/36	1,497,527
286,628	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.81%, due 12/08/36	269,431
122,655	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.61%, due 05/27/38	116,031
5,047,120	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.39%, due 05/10/36	5,005,446
555,146	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.44%, due 06/14/37	545,555
854,415	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.45%, due 02/21/38	829,466
682,252	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.46%, due 06/12/40	680,009

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) (continued)
74,204	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.48%, due 01/12/37	73,874
3,896,658	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.36%, due 05/21/38	3,856,483

	Total Residential Mortgage-Backed Securities (Australian)	15,398,890

	Residential Mortgage-Backed Securities (European) — 2.2%
1,736,587	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.60%, due 09/20/66	1,610,685
2,511,562	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.54%, due 01/13/39	2,463,842
318,442	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.29%, due 12/20/54	312,392
201,123	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .08%, 0.29%, due 12/20/54	197,503
155,948	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.66%, due 09/20/44	154,544
1,117,827	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.53%, due 12/10/43	1,061,935
347,742	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.66%, due 12/21/37	357,251
717,247	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.73%, due 05/15/34	633,329
1,434,361	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.53%, due 11/15/38	1,246,101
976,040	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.59%, due 09/15/39	815,189
3,413,965	Saecure BV, Series 11A, Class A1A, 3 mo. LIBOR + 1.55%, 1.86%, due 07/30/92	3,476,440
2,000,000	Silverstone Master Issuer, Series 12-1A, Class 1A, 144A, 3 mo. LIBOR + 1.55%, 1.87%, due 01/21/55	2,065,000

	Total Residential Mortgage-Backed Securities (European)	14,394,211

	Residential Mortgage-Backed Securities (United States) — 1.3%
7,533,624	Banc of America Funding Corp., Series 12-R4, Class A, 144A, 1 mo. LIBOR + .26%, 0.47%, due 03/04/39	7,232,279
55,934	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.51%, due 08/25/35	40,273

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (United States) (continued)
224,773	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/26/34	196,255
1,637,928	Morgan Stanley Capital, Inc., Series 06-HE7, Class A2FP, 1 mo. LIBOR + .08%, 0.29%, due 09/25/36	1,359,480

	Total Residential Mortgage-Backed Securities (United States)	8,828,287

	Student Loans — 16.8%
2,600,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.57%, due 01/25/24	2,535,000
5,000,000	National Collegiate Student Loan Trust, Series 05-3, Class A4, 1 mo. LIBOR + .28%, 0.49%, due 04/25/29	4,000,000
20,412,998	National Collegiate Student Loan Trust, Series 07-1, Class A2, 1 mo. LIBOR + .13%, 0.34%, due 11/25/28	19,443,381
982,744	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.45%, due 12/23/19	981,741
17,680,059	SLC Student Loan Trust, Series 09-AA, Class A, 144A, 4.75%, due 06/15/33	16,956,282
8,000,000	SLM Student Loan Trust, Series 04-A, Class A3, 3 mo. LIBOR + .40%, 0.79%, due 06/15/33	6,580,000
4,861,553	SLM Student Loan Trust, Series 04-A, Class B, 3 mo. LIBOR + .58%, 0.97%, due 06/15/33	3,658,318
8,500,000	SLM Student Loan Trust, Series 04-B, Class A3, 3 mo. LIBOR + .33%, 0.72%, due 03/15/24	6,970,000
9,000,000	SLM Student Loan Trust, Series 04-B, Class A4, 3 mo. LIBOR + .43%, 0.82%, due 09/15/33	6,300,000
14,000,000	SLM Student Loan Trust, Series 05-A, Class A3, 3 mo. LIBOR + .20%, 0.59%, due 06/15/23	12,364,548
13,000,000	SLM Student Loan Trust, Series 06-C, Class A4, 3 mo. LIBOR + .17%, 0.56%, due 03/15/23	12,187,500
26,324	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.42%, due 09/15/22	26,308
8,300,809	SLM Student Loan Trust, Series 10-A, Class 2A, 144A, 1 mo. LIBOR + 3.25%, 3.46%, due 05/16/44	8,705,474
6,000,000	SLM Student Loan Trust, Series 11-B, Class A3, 144A, 1 mo. LIBOR + 2.25%, 2.46%, due 06/16/42	6,144,000
3,000,000	SLM Student Loan Trust, Series 12-B, Class A2, 144A, 3.48%, due 10/15/30	3,200,340

	Total Student Loans	110,052,892

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares/ Par Value ($)	Description	Value ($)
	Time Share — 7.7%
4,332,787	BXG Receivables Note Trust, Series 12-A, Class B, 144A, 3.99%, due 12/02/27	4,401,840
7,247,537	Marriott Vacation Club Owner Trust, Series 12-1A, Class B, 144A, 3.50%, due 05/20/30	7,384,204
1,187,955	Orange Lake Timeshare Trust, Series 12-AA, Class B, 4.87%, due 03/10/27	1,232,327
139,337	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.21%, due 02/20/20	143,561
332,164	Sierra Receivables Funding Co. LLC, Series 11-1A, Class B, 144A, 4.23%, due 04/20/26	342,739
6,628,471	Sierra Receivables Funding Co. LLC, Series 12-1A, Class B, 144A, 3.58%, due 11/20/28	6,850,828
1,626,477	Sierra Receivables Funding Co. LLC, Series 12-2A, Class B, 144A, 3.42%, due 03/20/29	1,641,662
4,000,000	Sierra Receivables Funding Co. LLC, Series 12-3A, Class B, 144A, 2.66%, due 08/20/29	4,011,875
15,000,000	Silverleaf Finance LLC, Series 12-D, Class B, 144A, 4.45%, due 03/17/25	14,999,100
4,482,788	Westgate Resorts LLC, Series 12-1, Class B, 144A, 5.50%, due 09/20/25	4,561,237
1,820,764	Westgate Resorts LLC, Series 12-2A, Class B, 144A, 4.50%, due 01/20/25	1,834,419
2,731,146	Westgate Resorts LLC, Series 12-2A, Class C, 144A, 9.00%, due 01/20/25	2,778,941

	Total Time Share	50,182,733

	Total Asset-Backed Securities	578,878,927

	Corporate Debt — 0.2%
1,290,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	1,304,448

	U.S. Government Agency — 0.2%
1,161,458	Agency for International Development Floater (Support of Jamaica), 3 mo. LIBOR + .30%, 0.61%, due 10/01/18(a)	1,128,319
28,504	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.50%, due 05/01/14 (a)	28,223
44,927	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.50%, due 05/01/14 (a)	44,484
200,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	222,310

	Total U.S. Government Agency	1,423,336

	TOTAL DEBT OBLIGATIONS (COST $561,663,741)	581,606,711

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers – 0.5%
120,190	GMO U.S. Treasury Fund	3,004,747

	TOTAL MUTUAL FUNDS (COST $3,004,747)	3,004,747

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 11.1%

	Money Market Funds — 1.5%
9,559,441	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (b)	9,559,441

	U.S. Government — 9.6%
53,000,000	U.S. Treasury Bill, 0.10%, due 12/27/12 (c)	52,996,230
10,000,000	U.S. Treasury Bill, 0.13%, due 05/30/13 (c)	9,993,795

	Total U.S. Government	62,990,025

	TOTAL SHORT-TERM INVESTMENTS (COST $72,549,466)	72,549,466

	TOTAL INVESTMENTS — 100.4% (Cost $637,217,954)	657,160,924
	Other Assets and Liabilities (net) — (0.4%)	(2,524,858)

	TOTAL NET ASSETS — 100.0%	$654,636,066

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(c)	The rate shown represents yield-to-maturity.

Debt Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$646,477,539	$22,557,525	$(11,874,140)	$10,683,385

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
U.S Treasury Fund	$5,700,337	$60,105,988	$62,801,578	$6,862	$—	$—	$3,004,747

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 15.8%

	Corporate Debt — 4.1%
9,312,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	9,416,294

	U.S. Government — 11.7%
26,599,995	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)	26,585,445

	TOTAL DEBT OBLIGATIONS (COST $36,202,035)	36,001,739

	MUTUAL FUNDS — 84.1%

	Affiliated Issuers — 84.1%
45,578,624	GMO Short-Duration Collateral Fund	190,974,436
1,483	GMO Special Purpose Holding Fund (b)	875
14,614	GMO U.S. Treasury Fund	365,351

	TOTAL MUTUAL FUNDS (COST $188,880,008)	191,340,662

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
167,623	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (c)	167,623

	TOTAL SHORT-TERM INVESTMENTS (COST $167,623)	167,623

	TOTAL INVESTMENTS — 100.0% (Cost $225,249,666)	227,510,024
	Other Assets and Liabilities (net) — 0.00%	41,901

	TOTAL NET ASSETS — 100.0%	$227,551,925

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Net Unrealized Appreciation/ (Depreciation)
11,500,000	USD	3/20/2013	BCLY	(Pay)	0.61%	0.18%	Health Care Properties	NA	$(28,799)

							Premiums to (Pay) Receive		$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Domestic Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

MTN - Medium Term Note

(a)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2012.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

Currency Abbreviations:

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$241,721,837	$335,883	$(14,547,696)	$(14,211,813)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Short-Duration Collateral Fund	$271,648,602	$—	$—	$2,084,992	$—	$101,132,362	$190,974,436
Special Purpose Holding Fund	741	—	—	—	—	—	875
U.S. Treasury Fund	11,160,351	29,725,000	40,520,000	3,587	—	—	365,351

Totals	$282,809,964	$29,725,000	$40,520,000	$2,088,579	$—	$101,132,362	$191,340,662

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 85.2%

		Albania — 0.5%
		Foreign Government Obligations — 0.5%
EUR	3,760,000	Albania Government International Bond, 7.50%, due 11/04/15	4,792,270
USD	9,639,573	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a)	5,590,952

			10,383,222

		Argentina — 9.6%
		Foreign Government Obligations — 8.3%
USD	9,000,000	Province of Buenos Aires, Reg S, Step Up, 4.00%, due 05/15/35	3,060,000
EUR	209,874	Republic of Argentina, 1.00%, due 12/31/33 (b)	149,441
EUR	34,000,000	Republic of Argentina, Step Up, 2.26%, due 12/31/38	12,823,431
DEM	3,830,000	Republic of Argentina Discount Bond, Series DM, 6 mo. DEM LIBOR + .81%, 1.00%, due 03/31/23 (b)	1,935,569
EUR	21,253,125	Republic of Argentina Discount Bond, 5.45%, due 12/31/33	15,133,321
EUR	37,382,938	Republic of Argentina Discount Bond, 5.45%, due 12/31/33	26,375,487
USD	10,390,429	Republic of Argentina Discount Bond, 5.77%, due 12/31/33	5,808,250
EUR	369,156	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	260,457
USD	108,666	Republic of Argentina Discount Bond, PIK Shares, 1.00%, due 12/31/33	60,744
EUR	338,220,524	Republic of Argentina GDP Linked, due 12/15/35 (c)	32,990,473
ARS	28,000,000	Republic of Argentina Global Par Bond, Step Up, 1.00%, due 12/31/38 (d)	1,825,119
EUR	202,000,000	Republic of Argentina Par Bond, Step Up, 2.26%, due 12/31/38	78,813,377
USD	5,440,000	Republic of Argentina Par Bond, Step Up, 2.50%, due 12/31/38	1,667,360

			180,903,029

		Judgments — 1.3%
USD	32,000,000	Republic of Argentina Discount Bond, Series L-GL, 6 mo. LIBOR + .81%, 6.17%, due 03/31/23 (b) (d) (e)	19,456,000
USD	15,000,000	Republic of Argentina Global Par Bond, Series L-GP, Step Up, 6.00%, due 03/31/23 (b) (d) (e)	9,600,000

			29,056,000

		Total Argentina	209,959,029

		Bahrain — 0.2%
		Foreign Government Obligations
USD	4,000,000	Bahrain Government International Bond, Reg S, 6.13%, due 07/05/22	4,345,000

Par Value		Description	Value ($)
		Barbados — 0.1%
		Foreign Government Obligations
USD	2,800,000	Government of Barbados, Reg S, 7.00%, due 08/04/22	2,842,000

		Belize — 0.2%
		Foreign Government Obligations
USD	13,425,000	Government of Belize, Reg S, Step Up, 8.50%, due 02/20/29 (b)	5,370,000

		Bosnia & Herzegovina — 0.3%
		Foreign Government Obligations
DEM	12,123,720	Bosnia & Herzegovina, Series A, 6 mo. DEM LIBOR + .81%, 1.70%, due 12/11/17	6,610,677

		Brazil — 4.3%
		Corporate Debt — 0.5%
USD	9,000,000	Petrobras International Finance Co., 6.75%, due 01/27/41	11,221,200

		Foreign Government Agency — 0.5%
USD	9,000,000	Banco Nacional de Desenvolvimento Economico e Social, Reg S, 5.50%, due 07/12/20	10,552,500

		Foreign Government Obligations — 3.3%
USD	1,683,333	Brazilian Government International Exit Bonds, 6.00%, due 09/15/13	1,708,583
USD	23,070	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	23,531
USD	18,840	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	19,217
USD	24,000	Brazilian Government International Exit Bonds, Odd Lot, 6.00%, due 09/15/13	24,480
USD	42,000,000	Republic of Brazil, 8.25%, due 01/20/34	70,770,000

			72,545,811

		Total Brazil	94,319,511

		Colombia — 1.0%
		Foreign Government Agency — 0.3%
USD	5,000,000	Ecopetrol SA, 7.63%, due 07/23/19	6,412,500

		Foreign Government Obligations — 0.7%
USD	8,000,000	Republic of Colombia, 8.70%, due 02/15/16	9,700,000
USD	3,800,000	Republic of Colombia, 11.85%, due 03/09/28 (d)	6,584,060

			16,284,060

		Total Colombia	22,696,560

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Congo Republic (Brazzaville) — 4.0%
		Foreign Government Obligations
USD	103,690,600	Republic of Congo, Reg S, Series INTL, Step Up, 3.00%, due 06/30/29	87,618,557

		Costa Rica — 0.1%
		Foreign Government Agency
USD	2,000,000	Instituto Costarricense de Electricidad, Reg S, 6.95%, due 11/10/21	2,255,000

		Croatia — 0.4%
		Foreign Government Obligations
USD	8,000,000	Croatia Government International Bond, Reg. S, 6.38%, due 03/24/21	9,130,000

		Dominican Republic — 3.3%

		Asset-Backed Securities — 1.2%
USD	27,052,008	Autopistas Del Nordeste Ltd., Reg S, 9.39%, due 01/15/26 (d)	25,556,449

		Foreign Government Obligations — 2.1%
USD	8,000,000	Dominican Republic, Reg S, 8.63%, due 04/20/27	9,440,000
USD	39,057,000	Dominican Republic Discount Bond, 6 mo. LIBOR + .81%, 1.34%, due 08/30/24	35,932,440

			45,372,440

		Total Dominican Republic	70,928,889

		Ecuador — 0.1%
		Foreign Government Obligations
USD	11,587,000	Republic of Ecuador, Step Up, Reg S, due 08/15/30 (b)	2,317,400
USD	982,631	Republic of Ecuador PDI (Global Bearer Capitalization Bond), PIK, 6 mo. LIBOR + .81%, 1.50%, due 02/27/15	729,603

		Total Ecuador	3,047,003

		El Salvador — 0.5%
		Foreign Government Obligations
USD	10,000,000	El Salvador Government International Bond, Reg S, 7.63%, due 02/01/41	11,100,000

		Gabon — 0.3%
		Foreign Government Obligations
USD	5,000,000	Gabonese Republic, Reg S, 8.20%, due 12/12/17	6,043,750

		Greece — 0.4%
		Foreign Government Obligations
EUR	20,882,000	Hellenic Republic Government Bond, Step Up, 2.00%, due 02/24/36	7,662,784

Par Value		Description	Value ($)
		Grenada — 0.2%
		Foreign Government Obligations
USD	9,000,000	Republic of Grenada, Reg S, Step Up, 4.50%, due 09/15/25	4,050,000

		Hungary — 0.3%
		Foreign Government Obligations
USD	5,500,000	Hungary Government International Bond, 7.63%, due 03/29/41	6,297,500

		Iceland — 0.6%
		Foreign Government Obligations
USD	11,000,000	Iceland Government International Bond, Reg S, 5.88%, due 05/11/22	12,045,000

		Indonesia — 2.6%
		Foreign Government Agency
USD	10,600,000	Majapahit Holding BV, Reg S, 7.75%, due 01/20/20	13,303,000
USD	31,000,000	Majapahit Holding BV, Reg S, 7.88%, due 06/29/37	42,547,500

		Total Indonesia	55,850,500

		Iraq — 0.6%
		Foreign Government Obligations
USD	15,000,000	Republic of Iraq, Reg S, 5.80%, due 01/15/28	14,100,000

		Israel — 0.1%
		Foreign Government Agency
USD	3,000,000	Israel Electric Corp Ltd., Reg S, 7.88%, due 12/15/26	3,195,000

		Ivory Coast — 1.0%
		Foreign Government Obligations
USD	25,265,000	Ivory Coast Government International Bond, Reg S, Step Up, 2.50%, due 12/31/32	22,659,546

		Jamaica — 0.1%
		Corporate Debt
USD	3,000,000	National Road Operating & Construction Co. Ltd., Reg S, 9.38%, due 11/10/24	3,060,000

		Latvia — 0.2%
		Foreign Government Obligations
USD	4,000,000	Republic of Latvia, Reg S, 5.25%, due 06/16/21	4,580,000

		Lithuania — 0.7%
		Foreign Government Obligations
USD	11,500,000	Republic of Lithuania, Reg S, 6.63%, due 02/01/22	14,490,000

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Mexico — 8.6%
		Foreign Government Agency — 2.4%
EUR	34,500,000	Pemex Project Funding Master Trust, Reg S, 5.50%, due 02/24/25	51,234,119

		Foreign Government Obligations — 6.2%
GBP	27,994,000	United Mexican States, GMTN, 6.75%, due 02/06/24	55,166,247
USD	66,400,000	United Mexican States, 5.75%, due 10/12/2110	80,012,000

			135,178,247

		Total Mexico	186,412,366

		Mongolia — 0.6%
		Foreign Government Obligations
USD	12,000,000	Mongolia Government International Bond, 144A, 5.13%, due 12/05/22	12,045,000

		Montenegro — 0.1%
		Foreign Government Obligations
EUR	2,000,000	Montenegro Government International Bond, 7.25%, due 04/08/16	2,575,091

		Nigeria — 0.3%
		Foreign Government Obligations
USD	6,100,000	Nigeria Government International Bond, Reg S, 6.75%, due 01/28/21	7,121,750

		Pakistan — 0.6%
		Foreign Government Obligations
USD	17,000,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	12,580,000

		Panama — 0.1%
		Foreign Government Obligations
USD	1,535,000	Panama Government International Bond, 8.13%, due 04/28/34	2,210,400

		Peru — 1.1%
		Foreign Government Agency — 0.4%
USD	12,452,000	Peru Enhanced Pass-Through Finance Ltd., Reg S, Zero Coupon, due 06/02/25	8,342,840

		Foreign Government Obligations — 0.7%
USD	5,000,000	Peru Par Bond, Series 30 Yr., Step Up, 4.00%, due 03/07/27	5,012,500
USD	3,784,333	Peru Trust, Series 97-I-P, Class A3, Zero Coupon, due 12/31/15 (d) (f)	567,650
USD	1,253,404	Peru Trust, Series 98 I-P, Zero Coupon, due 03/10/16 (d) (f)	188,010
USD	1,356,611	Peru Trust II, Series 98-A LB, Zero Coupon, due 02/28/16 (d) (f)	203,492

Par Value		Description	Value ($)
		Foreign Government Obligations (continued)
USD	8,000,000	Republic of Peru, 5.63%, due 11/18/50	10,520,000

			16,491,652

		Total Peru	24,834,492

		Philippines — 5.3%
		Foreign Government Agency — 4.8%
USD	25,651,000	Central Bank of Philippines, Series A, 8.60%, due 06/15/27	39,759,050
USD	40,550,000	National Power Corp., Global Bond, 9.63%, due 05/15/28	64,880,000

			104,639,050

		Foreign Government Obligations — 0.5%
USD	8,000,000	Republic of Philippines, 5.50%, due 03/30/26	10,220,000

		Total Philippines	114,859,050

		Qatar — 0.3%
		Foreign Government Obligations
USD	5,000,000	Qatar Government International Bond, Reg S, 5.75%, due 01/20/42	6,512,500

		Romania — 0.3%
		Foreign Government Obligations
USD	6,000,000	Romanian Government International Bond, Reg S, 6.75%, due 02/07/22	7,101,000

		Russia — 5.6%
		Corporate Debt — 5.0%
USD	13,200,000	Gaz Capital SA, Reg S, 9.25%, due 04/23/19	17,143,500
USD	12,000,000	Gazprom Neft OAO Via GPN Capital SA, Reg. S, 4.38%, due 09/19/22	12,120,000
USD	12,000,000	Gazprom OAO Via Gaz Capital SA, Reg S, 8.63%, due 04/28/34	17,100,000
USD	12,000,000	Sberbank of Russia Via SB Capital SA, 144A, 5.13%, due 10/29/22	12,105,000
USD	3,000,000	Sberbank of Russia Via SB Capital SA, Reg S, 5.72%, due 06/16/21	3,270,000
USD	14,900,000	Transcapital Ltd. (Transneft), Reg S, 8.70%, due 08/07/18	19,370,000
USD	26,600,000	VTB Capital SA, Reg S, 6.25%, due 06/30/35	28,329,000

			109,437,500

		Foreign Government Obligations — 0.6%
USD	10,000,000	Russian Foreign Bond - Eurobond, Reg S, 5.63%, due 04/04/42	12,437,500

		Total Russia	121,875,000

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Senegal — 0.3%
		Foreign Government Obligations
USD	4,750,000	Republic of Senegal, Reg S, 8.75%, due 05/13/21	5,646,562

		Serbia — 1.8%
		Foreign Government Obligations
USD	11,972,824	Republic of Serbia, Reg S, Step Up, 6.75%, due 11/01/24	12,002,756
USD	24,000,000	Republic of Serbia, 7.25%, due 09/28/21	27,000,000

		Total Serbia	39,002,756

		South Africa — 0.3%
		Foreign Government Agency
ZAR	163,000,000	Eskom Holdings Ltd., Zero Coupon, due 12/31/32	3,116,845
ZAR	20,000,000	Transnet Ltd., 13.50%, due 04/18/28	2,870,445

		Total South Africa	5,987,290

		South Korea — 1.1%
		Foreign Government Agency
USD	8,000,000	Export-Import Bank of Korea, 5.13%, due 06/29/20	9,304,800
USD	5,000,000	Korea Gas Corp., Reg S, 6.25%, due 01/20/42	6,865,900
USD	8,000,000	Korea Hydro & Nuclear Power Co. Ltd., Reg S, 4.75%, due 07/13/21	8,231,840

		Total South Korea	24,402,540

		Sri Lanka — 0.5%
		Foreign Government Obligations
USD	8,500,000	Republic of Sri Lanka, Reg S, 6.25%, due 07/27/21	9,265,000
USD	2,000,000	Sri Lanka Government International Bond, 144A, 5.88%, due 07/25/22	2,157,500

		Total Sri Lanka	11,422,500

		Thailand — 0.5%
		Foreign Government Agency
USD	7,000,000	PTT PCL, 144A, 4.50%, due 10/25/42	6,877,500
USD	4,000,000	PTTEP Canada International Finance Ltd., Reg S, 5.69%, due 04/05/21	4,609,400

		Total Thailand	11,486,900

		Trinidad And Tobago — 0.5%
		Foreign Government Agency
USD	8,000,000	Petroleum Company of Trinidad and Tobago Ltd., Reg S, 9.75%, due 08/14/19	10,540,000

Par Value		Description	Value ($)
		Tunisia — 0.4%
		Foreign Government Agency
JPY	760,000,000	Banque Centrale De Tunisie, Series 6BR, 4.35%, due 08/15/17	9,380,724

		Turkey — 4.2%
		Corporate Debt — 0.3%
USD	5,000,000	Turkiye Halk Bankasi AS, Reg S, 4.88%, due 07/19/17	5,381,500

		Foreign Government Agency — 0.1%
USD	2,000,000	Export Credit Bank of Turkey, Reg S, 5.38%, due 11/04/16	2,205,000

		Foreign Government Obligations — 3.8%
USD	60,000,000	Republic of Turkey, 6.75%, due 05/30/40	82,950,000

		Total Turkey	90,536,500

		Ukraine — 1.0%
		Foreign Government Obligations
USD	4,000,000	City of Kyiv Via Kyiv Finance PLC, Reg S, 9.38%, due 07/11/16	3,640,000
USD	10,000,000	Ukraine Government International Bond, 144A, 7.80%, due 11/28/22	10,175,000
USD	8,000,000	Ukraine Government International Bond, Reg S, 7.95%, due 02/23/21	8,450,000

		Total Ukraine	22,265,000

		United States — 5.6%
		Asset-Backed Securities — 2.5%
USD	2,971,367	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	1,337,115
USD	137,449	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.55%, due 10/25/34	96,421
USD	994,186	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.65%, due 10/25/30	721,282
USD	15,102,309	Countrywide Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, 1 mo. LIBOR + .24%, 0.45%, due 12/15/35¿	8,910,362
USD	11,345,844	Countrywide Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, 1 mo. LIBOR + .24%, 0.45%, due 12/15/35¿	5,672,922
USD	6,046,795	Countrywide Home Equity Loan Trust, Series 06-D, Class 2A, XL, 1 mo. LIBOR + .20%, 0.41%, due 05/15/36¿	2,781,525
USD	3,427,501	First Franklin Mortgage Loan Asset Backed Certificates, Series 05-FF10, Class A6M, 1 mo. LIBOR + .35%, 0.56%, due 11/25/35¿	710,864

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Asset-Backed Securities (continued)
USD	452,930	GSAMP Trust, Series 05-HE6, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35¿	452,296
USD	9,250,000	Home Equity Asset Trust, Series 07-1, Class 2A4, 1 mo. LIBOR + .23%, 0.44%, due 05/25/37¿	1,110,000
USD	8,271,175	IXIS Real Estate Capital Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36¿	2,894,911
USD	11,998,199	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.37%, due 10/25/36¿	5,399,190
USD	4,864,998	Morgan Stanley Capital, Inc., Series 06-NC3, Class A2C, 1 mo. LIBOR + .17%, 0.38%, due 03/25/36¿	4,086,598
USD	13,821,757	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36¿	5,597,811
USD	14,006,047	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, 1 mo. LIBOR + .22%, 0.43%, due 11/25/36¿	5,322,298
USD	12,868,000	Option One Mortgage Loan Trust, Series 06-3, Class 2A4, 1 mo. LIBOR + .22%, 0.43%, due 02/25/37¿	4,825,500
USD	7,744,606	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, 1 mo. LIBOR + .36%, 0.57%, due 04/25/37¿	3,291,458

			53,210,553

		U.S. Government — 3.1%
USD	20,000,000	U.S. Treasury Bond, 3.00%, due 05/15/42 (g)	20,856,240
USD	47,617,275	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (c) (g)	47,591,229

			68,447,469

		Total United States	121,658,022

		Uruguay — 0.7%
		Foreign Government Obligations
USD	15,000,000	Uruguay Government International Bond, 4.13%, due 11/20/45	15,000,000

		Venezuela — 13.2%
		Foreign Government Agency — 7.8%
USD	46,500,000	Electricidad de Caracas Finance BV, 8.50%, due 04/10/18	38,130,000
USD	9,000,000	Petroleos de Venezuela SA, Reg S, 8.50%, due 11/02/17	8,505,000
USD	33,500,000	Petroleos de Venezuela SA, Reg S, 12.75%, due 02/17/22	36,180,000

Par Value		Description	Value ($)
		Foreign Government Agency (continued)
USD	97,750,000	Petroleos de Venezuela SA, Reg S, 9.00%, due 11/17/21	87,486,250

			170,301,250

		Foreign Government Obligations — 5.4%
USD	110,000,000	Republic of Venezuela, Reg S, 11.95%, due 08/05/31	116,325,000

		Total Venezuela	286,626,250

		Vietnam — 0.2%
		Foreign Government Obligations
USD	4,000,000	Socialist Republic of Vietnam, Series 30 Yr., 6 mo. LIBOR + .81%, 1.50%, due 03/13/28	3,520,000

		Zambia — 0.3%
		Foreign Government Obligations
USD	6,000,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22	5,970,000

		TOTAL DEBT OBLIGATIONS (COST $1,736,990,377)	1,856,211,221

		LOAN ASSIGNMENTS — 1.2%
		Angola — 0.2%
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.22%, due 03/07/13	2,311,500
USD	2,300,000	Angolan Ministry of Finance Loan Agreement, 6 mo. LIBOR + 5.50%, 6.22%, due 07/08/13	2,300,000

		Total Angola	4,611,500

		Dominican Republic — 0.1%
USD	2,400,105	Dominican Republic, 6 mo. LIBOR + 1.75%, 2.47%, due 08/15/15	2,115,319

		Indonesia — 0.6%
USD	329,999	Republic of Indonesia Loan Agreement, 6 mo. LIBOR +.88%, 1.25%, due 03/29/13	313,499
EUR	1,660,872	Republic of Indonesia, Indonesia Paris Club Debt, 4.00%, due 06/01/21	1,609,236
USD	2,714,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.25%, due 12/14/19	2,483,676
USD	2,714,400	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.25%, due 12/14/19	2,483,676
USD	3,619,200	Republic of Indonesia Loan Agreement, dated June 14, 1995, 6 mo. LIBOR + .88%, 1.25%, due 12/14/19	3,311,568
USD	1,972,339	Republic of Indonesia Loan Agreement, dated September 29, 1994, 6 mo. LIBOR + .88%, 1.63%, due 12/16/19	1,804,690

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Indonesia — (continued)
JPY	16,200,001	Republic of Indonesia Loan Agreement, 6 mo. JPY TIBOR + .88%, 1.20%, due 03/28/13	186,692

		Total Indonesia	12,193,037

		Vietnam — 0.3%
USD	18,000,000	Vietnam Shipbuilding Industry Group Loan Agreement, 6 mo. LIBOR + 1.50%, 4.63%, due 06/26/15 (b)	6,660,000

		TOTAL LOAN ASSIGNMENTS (COST $34,230,143)	25,579,856

		LOAN PARTICIPATIONS — 3.7%
		Egypt — 0.1%
CHF	3,073,682	Paris Club Loan Agreement (Participation with Standard Chartered Bank), due 01/03/24	2,647,204

		Indonesia — 0.5%
JPY	95,774,664	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY TIBOR +.88%, 1.20%, due 03/28/13	1,103,729
USD	8,213,508	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 6 mo. LIBOR +.88%, 1.52%, due 09/29/19	7,515,360
USD	3,451,872	Republic of Indonesia Loan Agreement (Participation with Deutsche Bank), 3 mo. LIBOR + 1.25%, 1.56%, due 02/12/13	3,279,279

		Total Indonesia	11,898,368

		Iraq — 2.1%
JPY	4,491,979,926	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	40,676,125
JPY	586,937,480	Republic of Iraq Paris Club Loan Agreement (Participation with Deutsche Bank), due 01/01/28	4,411,983

		Total Iraq	45,088,108

		Russia — 0.2%
EUR	57,042,402	Russian Foreign Trade Obligations (Participation with GML International Ltd.), (b) (d)	3,307,970

		Vietnam — 0.8%
JPY	1,711,281,927	Socialist Republic of Vietnam Loan Agreement (Participation with Deutsche Bank), 6 mo. JPY LIBOR + .60%, 0.93%, due 09/01/17	18,164,271

		TOTAL LOAN PARTICIPATIONS (COST $73,192,850)	81,105,921

Shares/ Par Value($)	Description	Value ($)
	MUTUAL FUNDS — 2.5%

	United States — 2.5%
	Affiliated Issuers
3,976,082	GMO Short-Duration Collateral Fund	16,659,784
21,409	GMO Special Purpose Holding Fund (h)	12,631
1	GMO U.S. Treasury Fund	31
1,515,449	GMO World Opportunity Overlay Fund	37,946,835

	TOTAL MUTUAL FUNDS (COST $52,541,674)	54,619,281

	RIGHTS/WARRANTS — 0.5%

	Nigeria — 0.2%
25,000	Central Bank of Nigeria Oil Warrants, Expires 11/15/20	4,500,000

	Uruguay — 0.0%
4,000,000	Banco Central Del Uruguay Value Recovery Rights, VRRB, Expires 01/02/21 * (d)	—

	Venezuela — 0.3%
211,805	Republic of Venezuela Oil Warrants, Expires 04/15/20	6,407,101

	TOTAL RIGHTS/WARRANTS (COST $0)	10,907,101

	SHORT-TERM INVESTMENTS — 5.9%

	Money Market Funds — 1.3%
28,052,356	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (i)	28,052,356

	Repurchase Agreements — 4.6%
19,996,528	JP Morgan Chase Bank Repurchase Agreement, dated 11/15/12, with a maturity value of $20,004,027 and an effective yield of 0.45%, collateralized by an emerging sovereign government obligation with a rate of 11.885, maturity date of 01/15/30 and a market value of $19,940,000. (j)	19,996,528
59,999,265	Barclays Bank Repurchase Agreement, dated 11/14/12, with a maturity value of $60,009,265 and an effective yield of 0.20%, collateralized by U.S. government obligations with rates of 4.13%, 2.375% and 0.125%, maturity dates of 05/15/15, 01/15/25 and 01/15/22, and market values of $58,838,992, $644,302 and $285, 684, respectively. (j)	59,999,265

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value($)	Description	Value ($)
	Repurchase Agreements (continued)
20,507,750	JP Morgan Chase Bank Repurchase Agreement, dated 11/19/12, with a maturity value of $20,513,492 and an effective yield of 0.36%, collateralized by an emerging sovereign government obligation with a rate of 8.25%, maturity date of 01/20/34 and a market value of $20,340,000. (j)	20,507,750
	Total Repurchase Agreements (COST $100,503,543)	100,503,543

	TOTAL SHORT-TERM INVESTMENTS (COST $128,555,899)	128,555,899

	TOTAL INVESTMENTS — 99.0% (Cost $2,025,510,943)	2,156,979,279
	Other Assets and Liabilities (net) — 1.0%	22,633,021

	TOTAL NET ASSETS — 100.0%	$2,179,612,300

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/08/13	CITI	USD	7,742,730	EUR	6,100,000	$193,613
1/08/13	CITI	EUR	230,000,000	USD	297,544,100	(1,695,055)
2/26/13	DB	GBP	30,000,000	USD	47,784,000	(269,379)
1/15/13	BCLY	JPY	6,000,000,000	USD	75,642,965	2,824,054

						$1,053,233

Reverse Repurchase Agreements

Average balance outstanding	$(133,154,869)
Average interest rate	0.47%
Maximum balance outstanding	$(238,081,115)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The Fund had no reverse repurchase agreements outstanding at the end of the period.

Written Options

Number of Contracts		Expiration Date	Description	Premiums	Market Value
Put USD	100,000,000	04/15/2024	Banco do Brasil Credit Linked Put Option Swap, Brazil 8.875%	$—	$(160,222)

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
42,000,000	USD	12/20/2012	MSCS	(Pay)	1.20%	0.000%	Reference security within CDX IG Index	N/A		$(127,373)
125,384,851	USD	12/20/2012	MSCS	Receive	0.71%	0.000%	Reference security within CDX IG Index	125,384,851	USD	224,985
20,000,000	USD	12/20/2012	JPM	(Pay)	5.00%	24.71%	Republic of Argentina	N/A		19,867
10,000,000	USD	12/20/2012	GS	(Pay)	5.00%	24.71%	Republic of Argentina	N/A		9,933
5,000,000	USD	12/20/2013	DB	(Pay)	1.00%	0.44%	Gasprom	N/A		(39,778)
14,000,000	USD	3/20/2014	DB	(Pay)	1.68%	1.20%	Republic of Italy	N/A		(133,718)
39,000,000	USD	3/20/2014	DB	(Pay)	1.49%	0.03%	Republic of Austria	N/A		(864,078)
28,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.20%	Republic of Italy	N/A		(275,815)
14,000,000	USD	3/20/2014	DB	(Pay)	1.45%	0.07%	United Kingdom Government	N/A		(294,244)
10,000,000	USD	3/20/2014	DB	(Pay)	1.85%	1.20%	Republic of Italy	N/A		(120,946)
39,000,000	USD	3/20/2014	DB	(Pay)	1.28%	0.07%	United Kingdom Government	N/A		(719,416)
15,000,000	USD	6/20/2014	DB	(Pay)	5.00%	34.79%	Republic of Argentina	N/A		4,701,668
2,000,000	USD	8/24/2014	DB	(Pay)	4.25%	2.54%	Lebanese Republic	N/A		(80,776)
15,000,000	USD	9/20/2014	DB	(Pay)	4.03%	0.87%	Sberbank	N/A		(970,926)
5,000,000	USD	12/20/2014	DB	(Pay)	5.00%	30.55%	Republic of Argentina	N/A		1,655,965
550,500,000	EUR	3/20/2015	DB	(Pay)	3.72%	5.91%	Bolivarian Republic of Venezuela	N/A		28,272,474
650,000,000	USD	3/20/2015	DB	Receive	3.80%	5.97%	Bolivarian Republic of Venezuela	650,000,000	USD	(25,289,656)
412,500,000	USD	4/20/2015	DB	Receive	4.40%	6.03%	Bolivarian Republic of Venezuela	412,500,000	USD	(12,885,175)
300,000,000	EUR	4/20/2015	DB	(Pay)	4.32%	5.97%	Bolivarian Republic of Venezuela	N/A		12,385,599
30,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(2,350,833)
40,000,000	USD	6/20/2015	BCLY	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(3,134,444)
11,000,000	USD	6/20/2015	DB	(Pay)	5.00%	N/A	CDX 13 Emerging Sovereign	N/A		(861,972)
15,000,000	USD	9/20/2015	BCLY	(Pay)	1.00%	0.61%	Republic of Columbia	N/A		(195,273)
56,950,000,000	COP	11/20/2015	CITI	Receive	1.81%	0.45%	Republic of Columbia	56,950,000,000	COP	1,192,404
15,000,000	USD	2/20/2016	CITI	(Pay)	2.16%	0.68%	Republic of Columbia	N/A		(806,052)
56,700,000,000	COP	2/20/2016	CITI	Receive	1.46%	0.49%	Republic of Columbia	56,700,000,000	COP	1,036,578
114,800,000,000	COP	4/20/2016	CITI	Receive	1.33%	0.51%	Republic of Columbia	114,800,000,000	COP	1,716,643
25,000,000	USD	4/20/2016	CITI	(Pay)	1.90%	0.71%	Republic of Columbia	N/A		(1,056,222)
14,666,667	EUR	6/17/2016	DB	Receive	5.60%	9.46%	Republic of Angola	16,500,000	EUR	693,931
20,000,000	USD	8/20/2016	CITI	(Pay)	2.15%	0.76%	Republic of Columbia	N/A		(1,146,648)
97,680,000,000	COP	8/20/2016	CITI	Receive	1.51%	0.55%	Republic of Columbia	97,680,000,000	COP	1,974,028

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
22,500,000	USD	2/20/2017	DB	Receive	2.43%	6.76%	Bolivarian Republic of Venezuela	22,500,000	USD	$(3,336,893)
10,000,000	USD	3/20/2017	BCLY	Receive	5.00%	5.92%	Government of Ukraine	10,000,000	USD	(245,077)
32,000,000	PEN	5/20/2017	DB	Receive	0.79%	0.72%	Republic of Peru	32,000,000	PEN	36,300
2,500,000	USD	5/20/2017	DB	(Pay)	1.05%	0.92%	Republic of Peru	N/A		(14,872)
4,500,000	USD	7/20/2017	JPM	Receive	3.33%	6.95%	Republic of Jamaica	4,500,000	USD	(567,845)
35,000,000	USD	9/20/2017	UBS	Receive	1.00%	1.25%	Republic of Turkey	35,000,000	USD	(347,554)
25,000,000	USD	12/20/2017	JPM	Receive	5.00%	6.06%	Government of Ukraine	25,000,000	USD	(881,721)
10,000,000	USD	12/20/2018	DB	Receive	0.44%	0.40%	United Kingdom Government	10,000,000	USD	35,220
10,000,000	USD	3/20/2019	DB	Receive	1.62%	2.58%	Republic of Italy	10,000,000	USD	(491,144)
10,000,000	USD	3/20/2019	DB	Receive	1.35%	0.42%	United Kingdom Government	10,000,000	USD	595,242
30,000,000	USD	3/20/2019	DB	Receive	1.46%	0.49%	Republic of Austria	30,000,000	USD	1,860,943
20,000,000	USD	3/20/2019	DB	Receive	1.66%	2.58%	Republic of Italy	20,000,000	USD	(936,893)
10,000,000	USD	3/20/2019	DB	Receive	1.70%	2.58%	Republic of Italy	10,000,000	USD	(445,749)
30,000,000	USD	3/20/2019	DB	Receive	1.25%	0.42%	United Kingdom Government	30,000,000	USD	1,596,332
6,000,000	USD	3/20/2020	BCLY	Receive	1.00%	2.72%	Republic of Croatia	6,000,000	USD	(621,250)
20,000,000	USD	9/20/2031	GS	(Pay)	1.00%	1.46%	United Mexican States	N/A		1,225,493

										$(8,738)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
25,000,000	USD	6/20/2013	JPM	3 Month LIBOR +0.55	EMBI Total Return Index	$484,785
50,000,000	USD	6/20/2013	JPM	3 Month LIBOR +0.55	EMBI Total Return Index	859,225

						$1,344,010

				Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

DEM LIBOR - London Interbank Offered Rate denominated in Deutsche Marks.

EMBI - Emerging Markets Bond Index

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

GDP - Gross Domestic Product

GMTN - Global Medium Term Note

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

JPY TIBOR – Tokyo Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

PDI - Past Due Interest

PIK - Payment In Kind

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

VRRB - Variable Rate Reduction Bond

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

*	Non-income producing security.

(a)	Security is backed by U.S. Treasury Bonds.

(b)	Security is in default.

(c)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)	Security represents a judgment against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by the Fund. See “Other matters” for additional information.

(f)	These Peru Trust securities are currently in default. See “Other matters” for additional information.

(g)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(h)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(i)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(j)	Repurchase Agreements have an open maturity date and can be closed on demand.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCS - Morgan Stanley Capital Services LLC

UBS - UBS AG

Currency Abbreviations:

ARS - Argentine Peso

CHF - Swiss Franc

COP - Colombian Peso

DEM - Deutsche Mark

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

PEN - Peruvian Sol

USD - United States Dollar

ZAR - South African Rand

Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,035,628,615	$294,840,874	$(173,490,210)	$121,350,664

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Short-Duration Collateral Fund	$23,697,448	$—	$—	$181,886	$—	$8,822,349	$16,659,784
Special Purpose Holding Fund	10,705	—	—	—	—	—	12,631
U.S. Treasury Fund	31	—	—	—	—	—	31
World Opportunity Overlay Fund	36,370,768	—	—	—	—	—	37,946,835

Totals	$60,078,952	$—	$—	$181,886	$—	$8,822,349	$54,619,281

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 42.0%

		Canada — 2.8%

		Foreign Government Obligations
CAD	2,000,000	Government of Canada, 3.50%, due 06/01/20	2,293,713
CAD	1,500,000	Government of Canada, 8.00%, due 06/01/23	2,408,426

		Total Canada	4,702,139

		France — 2.7%

		Foreign Government Obligations
EUR	3,000,000	Government of France, 4.00%, due 10/25/38	4,557,715

		Germany — 1.1%

		Foreign Government Obligations
EUR	1,000,000	Republic of Deutschland, 4.75%, due 07/04/34	1,868,631

		Italy — 1.8%

		Foreign Government Obligations
EUR	2,400,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	3,088,236

		Japan — 18.1%

		Foreign Government Obligations
JPY	2,200,000,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	30,254,770

		Spain — 1.3%

		Foreign Government Obligations
EUR	2,000,000	Government of Spain, 4.70%, due 07/30/41	2,153,426

		United Kingdom — 7.0%

		Foreign Government Obligations
GBP	5,500,000	United Kingdom Gilt, 4.75%, due 12/07/30	11,663,337

		United States — 7.2%

		U.S. Government
USD	3,174,485	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)(b)	3,172,749
USD	10,000,000	U.S. Treasury Principal Strip Bond, due 11/15/21	8,810,500

		Total United States	11,983,249

		TOTAL DEBT OBLIGATIONS (COST $62,826,698)	70,271,503

Shares/ Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 56.1%

	United States — 56.1%

	Affiliated Issuers
717,492	GMO Emerging Country Debt Fund, Class IV	7,612,595
7,873,225	GMO Short-Duration Collateral Fund	32,988,815
45,838	GMO Special Purpose Holding Fund (c)	27,045
777,533	GMO U.S. Treasury Fund	19,438,322
1,351,177	GMO World Opportunity Overlay Fund	33,833,460

	TOTAL MUTUAL FUNDS (COST $96,391,613)	93,900,237

	SHORT-TERM INVESTMENTS — 2.2%
	Money Market Funds — 0.3%
434,401	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (d)	434,401

	U.S. Government — 1.9%
3,150,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (a) (e)	3,145,625

	TOTAL SHORT-TERM INVESTMENTS (COST $3,579,457)	3,580,026

	TOTAL INVESTMENTS — 100.3% (Cost $162,797,768)	167,751,766
	Other Assets and Liabilities (net) — (0.3%)	(429,675)

	TOTAL NET ASSETS — 100.0%	$167,322,091

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/29/13	CITI	USD	7,962,896	AUD	7,700,000	$37,790
1/29/13	DB	USD	12,590,339	AUD	12,200,000	86,073
1/08/13	CITI	USD	20,431,108	EUR	15,800,000	125,321
1/08/13	DB	USD	1,557,006	EUR	1,200,000	4,242
2/26/13	CITI	USD	3,520,946	GBP	2,200,000	2,969
1/15/13	BCLY	USD	11,346,445	JPY	900,000,000	(423,608)
1/15/13	CITI	USD	251,698	JPY	20,000,000	(8,968)
1/22/13	CITI	USD	9,473,102	NOK	54,800,000	183,727
12/04/12	BCLY	USD	737,820	NZD	900,000	1,035
3/05/13	BCLY	USD	6,314,000	NZD	7,700,000	(29,792)
12/04/12	CITI	USD	10,233,387	NZD	12,400,000	(53,607)
12/04/12	DB	USD	1,232,526	NZD	1,500,000	(1,101)
2/12/13	CITI	USD	1,036,088	SEK	6,900,000	(970)
2/12/13	DB	USD	1,554,940	SEK	10,300,000	(9,764)
1/29/13	CITI	AUD	4,000,000	USD	4,144,505	(11,696)
2/05/13	CITI	CAD	800,000	USD	797,755	(6,522)
2/05/13	DB	CAD	2,900,000	USD	2,907,268	(8,237)
12/11/12	BCLY	CHF	6,200,000	USD	6,665,126	(26,015)
12/11/12	DB	CHF	1,300,000	USD	1,393,691	(9,290)
1/08/13	BCLY	EUR	200,000	USD	259,774	(434)
1/08/13	CITI	EUR	500,000	USD	636,151	(14,369)
1/08/13	DB	EUR	200,000	USD	262,672	2,464
2/26/13	DB	GBP	3,400,000	USD	5,415,520	(30,530)
1/15/13	CITI	JPY	250,000,000	USD	3,066,867	32,746
1/15/13	DB	JPY	110,000,000	USD	1,378,694	43,681
1/22/13	BCLY	NOK	4,300,000	USD	753,368	(4,376)
1/22/13	CITI	NOK	4,500,000	USD	782,130	(10,858)
12/04/12	BCLY	NZD	7,700,000	USD	6,351,191	29,876
3/05/13	CITI	NZD	1,500,000	USD	1,227,639	3,443
12/04/12	CITI	NZD	4,100,000	USD	3,339,648	(26,247)
12/04/12	DB	NZD	3,000,000	USD	2,446,734	(16,116)
2/12/13	DB	SEK	10,100,000	USD	1,491,953	(23,219)

						$(162,352)

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
10	Australian Government Bond 3 Yr.	December 2012	$1,144,666	$(3,207)
104	Euro BOBL	December 2012	17,094,462	93,411
14	Euro Bund	December 2012	2,599,978	23,265
16	Japanese Government Bond 10 Yr. (TSE)	December 2012	28,104,277	100,460
63	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	9,453,938	49,040
90	U.S. Treasury Note 10 Yr. (CBT)	March 2013	12,027,656	37,422
77	U.S. Treasury Note 2 Yr. (CBT)	March 2013	16,974,891	4,624
107	U.S. Treasury Note 5 Yr. (CBT)	March 2013	13,344,906	31,445

			$100,744,774	$336,460

Sales
172	Australian Government Bond 10 Yr.	December 2012	$22,424,072	$(43,330)
9	Canadian Government Bond 10 Yr.	March 2013	1,238,627	(2,088)
54	UK Gilt Long Bond	March 2013	10,328,919	(43,406)

			$33,991,618	$(88,824)

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
21,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.20%	Republic of Italy	N/A		$(206,861)
15,000,000	USD	3/20/2019	DB	Receive	1.66%	2.58%	Republic of Italy	15,000,000	USD	(702,670)

										$(909,531)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
41,200,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	$81,144
3,700,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	(11,796)
1,400,000	CHF	3/20/2023	CITI	(Pay)	1.00%	6 Month CHF LIBOR	(4,463)
4,600,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	(14,665)
21,200,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	41,753
21,900,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	43,132

							$135,105

					Premiums to (Pay) Receive		$(121,812)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BOBL - Bundesobligationen

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

Global Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$173,393,582	$9,732,945	$(15,374,761)	$(5,641,816)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$6,142,346	$734,735	$—	$184,735	$—	$—	$7,612,595
Short-Duration Collateral Fund	46,924,424	—	—	360,160	—	17,469,546	32,988,815
Special Purpose Holding Fund	22,919	—	—	—	—	—	27,045
U.S. Treasury Fund	5,678,525	34,309,678	20,550,000	9,677	—	—	19,438,322
World Opportunity Overlay Fund	33,933,220	2,550,000	4,040,000	—	—	—	33,833,460

Totals	$92,701,434	$37,594,413	$24,590,000	$554,572	$—	$17,469,546	$93,900,237

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 45.2%

	U.S. Government — 45.2%
546,635	U.S. Treasury Inflation Indexed Bond, 1.25%, due 04/15/14 (a)	563,077
819,160	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/42 (a)	912,787
1,022,260	U.S. Treasury Inflation Indexed Bond, 0.13%, due 01/15/22 (a)	1,120,173
1,284,576	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40 (a)	1,912,613
2,209,428	U.S. Treasury Inflation Indexed Bond, 2.38%, due 01/15/25 (a)	3,007,411
4,159,670	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a)(b)	4,157,395

	Total U.S. Government	11,673,456

	TOTAL DEBT OBLIGATIONS (COST $10,882,629)	11,673,456

	MUTUAL FUNDS — 49.3%

	Affiliated Issuers — 49.3%
106,217	GMO Emerging Country Debt Fund, Class IV	1,126,965
1,338,468	GMO Short-Duration Collateral Fund	5,608,181
28,918	GMO Special Purpose Holding Fund (c)	17,062

Shares/ Par Value ($)	Description	Value ($)
	Affiliated Issuers (continued)
14,341	GMO U.S. Treasury Fund	358,519
223,733	GMO World Opportunity Overlay Fund	5,602,269

	Total Affiliated Issuers	12,712,996

	TOTAL MUTUAL FUNDS (COST $10,621,190)	12,712,996

	SHORT-TERM INVESTMENTS — 5.3%

	Money Market Funds — 1.2%
316,210	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (d)	316,210

	U.S. Government — 4.1%
1,050,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (e)	1,048,542

	TOTAL SHORT-TERM INVESTMENTS (COST $1,364,577)	1,364,752

	TOTAL INVESTMENTS — 99.8% (Cost $22,868,396)	25,751,204
	Other Assets and Liabilities (net) — 0.2%	50,755

	TOTAL NET ASSETS — 100.0%	$25,801,959

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/29/13	CITI	USD	1,344,064	AUD	1,300,000	$6,701
1/29/13	DB	USD	1,754,392	AUD	1,700,000	11,994
1/08/13	DB	USD	261,087	EUR	200,000	(879)
2/26/13	CITI	USD	480,385	GBP	300,000	149
1/15/13	CITI	USD	125,849	JPY	10,000,000	(4,484)
1/22/13	CITI	USD	1,521,228	NOK	8,800,000	29,504
3/05/13	BCLY	USD	984,000	NZD	1,200,000	(4,643)
12/04/12	CITI	USD	1,567,971	NZD	1,900,000	(8,166)
12/04/12	BCLY	USD	163,960	NZD	200,000	230
12/04/12	DB	USD	246,133	NZD	300,000	152
2/12/13	DB	USD	241,544	SEK	1,600,000	(1,517)
2/12/13	CITI	USD	180,189	SEK	1,200,000	(169)
1/29/13	CITI	AUD	800,000	USD	828,920	(2,320)
2/05/13	DB	CAD	200,000	USD	200,501	(568)
2/05/13	CITI	CAD	100,000	USD	99,719	(815)
12/11/12	BCLY	CHF	1,000,000	USD	1,075,020	(4,196)

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/11/12	DB	CHF	200,000	USD	214,414	$(1,429)
1/08/13	CITI	EUR	1,500,000	USD	1,936,877	(14,683)
2/26/13	DB	GBP	500,000	USD	796,400	(4,490)
1/15/13	BCLY	JPY	20,000,000	USD	252,143	9,414
1/15/13	DB	JPY	20,000,000	USD	250,670	7,940
1/15/13	CITI	JPY	40,000,000	USD	488,718	3,259
1/22/13	BCLY	NOK	600,000	USD	105,121	(611)
1/22/13	CITI	NOK	700,000	USD	121,665	(1,689)
12/04/12	DB	NZD	500,000	USD	407,852	(2,623)
12/04/12	CITI	NZD	700,000	USD	570,739	(3,926)
12/04/12	BCLY	NZD	1,200,000	USD	989,796	4,656
3/05/13	CITI	NZD	200,000	USD	163,685	459
2/12/13	DB	SEK	2,400,000	USD	354,524	(5,518)

						$11,732

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
2	Japanese Government Bond 10 Yr. (TSE)	December 2012	$3,513,035	$11,306
1	U.S. Treasury Note 2 Yr. (CBT)	March 2013	220,453	60
6	U.S. Treasury Note 10 Yr. (CBT)	March 2013	801,844	2,495
1	Canadian Government Bond 10 Yr.	March 2013	137,625	1,053

			$4,672,957	$14,914

Sales
27	Australian Government Bond 10 Yr.	December 2012	$3,520,058	$(5,289)
5	UK Gilt Long Bond	March 2013	956,381	(4,019)
1	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	150,063	(792)

			$4,626,502	$(10,100)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
700,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	$(2,232)
5,900,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	11,620
200,000	CHF	3/20/2023	CITI	(Pay)	1.00%	6 Month CHF LIBOR	(638)
3,600,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	7,090
500,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	(1,594)
3,000,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	5,909

							$20,155

						Premiums to (Pay) Receive	$(19,246)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

Inflation Indexed Plus Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
13,000,000	USD	1/11/2013	BCLY	0.43% of notional amount	Barclays TIPS Total Return Index (a)	$108,271

					Premiums to (Pay) Receive	$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TIPS - Treasury Inflation Protected Securities

(a)	Indexed security/instrument in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(b)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.
(c)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 47,369,486	$2,429,685	$(24,047,967)	$(21,618,282)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$990,156	$27,348	$—	$27,348	$—	$—	$1,126,965
Short-Duration Collateral Fund	7,977,269	—	—	61,227	—	2,969,867	5,608,181
Special Purpose Holding Fund	14,459	—	—	—	—	—	17,062
U.S. Treasury Fund	906,921	3,251,599	3,800,000	1,599	—	—	358,519
World Opportunity Overlay Fund	5,369,586	—	—	—	—	—	5,602,269

Totals	$15,258,391	$3,278,947	$3,800,000	$90,174	$—	$2,969,867	$12,712,996

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value/ Shares		Description	Value ($)
		DEBT OBLIGATIONS — 43.1%

		Canada — 4.7%
		Foreign Government Obligations
CAD	3,000,000	Government of Canada, 3.50%, due 06/01/20	3,440,570

		France — 4.2%
		Foreign Government Obligations
EUR	2,000,000	Government of France, 4.00%, due 10/25/38	3,038,477

		Italy — 2.2%
		Foreign Government Obligations
EUR	1,250,000	Buoni Poliennali Del Tesoro, 5.00%, due 08/01/34	1,608,456

		Japan — 20.4%
		Foreign Government Obligations
JPY	250,000,000	Japan Government Thirty Year Bond, 2.20%, due 03/20/41	3,226,815
JPY	848,400,000	Japan Government Twenty Year Bond, 2.20%, due 06/20/26	11,667,339

		Total Japan	14,894,154

		Spain — 1.6%
		Foreign Government Obligations
EUR	1,100,000	Government of Spain, 4.70%, due 07/30/41	1,184,384

		United Kingdom — 5.2%
		Foreign Government Obligations
GBP	1,800,000	United Kingdom Gilt, 4.75%, due 12/07/30	3,817,092

		United States — 4.8%
		U.S. Government
USD	3,456,905	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	3,455,014

		TOTAL DEBT OBLIGATIONS (COST $30,172,192)	31,438,147

Shares/ Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 55.4%

	United States — 55.4%
	Affiliated Issuers
282,763	GMO Emerging Country Debt Fund, Class IV	3,000,116
3,980,527	GMO Short-Duration Collateral Fund	16,678,409
37,466	GMO Special Purpose Holding Fund (c)	22,105
216,247	GMO U.S. Treasury Fund	5,406,164
611,477	GMO World Opportunity Overlay Fund	15,311,378

	TOTAL MUTUAL FUNDS (COST $36,292,476)	40,418,172

	SHORT-TERM INVESTMENTS — 2.2%

	Money Market Funds — 0.5%

333,382	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (d)	333,382

	Total Money Market Funds (COST $333,382)	333,382

	U.S. Government — 1.7%
1,250,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (a) (e)	1,248,264

	Total U.S. Government (COST $1,248,049)	1,248,264

	TOTAL SHORT-TERM INVESTMENTS (COST $1,581,431)	1,581,646

	TOTAL INVESTMENTS — 100.7% (Cost $68,046,099)	73,437,965
	Other Assets and Liabilities (net) — (0.7%)	(500,724)

	TOTAL NET ASSETS — 100.0%	$72,937,241

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/29/13	CITI	USD	3,413,269	AUD	3,300,000	$15,597
1/29/13	DB	USD	5,882,372	AUD	5,700,000	40,214
1/08/13	CITI	USD	17,845,248	EUR	13,800,000	109,102
1/08/13	DB	USD	648,753	EUR	500,000	1,768
2/26/13	CITI	USD	1,600,814	GBP	1,000,000	966
2/26/13	DB	USD	1,592,800	GBP	1,000,000	8,979
1/15/13	BCLY	USD	15,002,521	JPY	1,190,000,000	(560,104)

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/22/13	CITI	USD	4,114,230	NOK	23,800,000	$79,794
12/04/12	BCLY	USD	327,920	NZD	400,000	460
3/05/13	BCLY	USD	2,706,000	NZD	3,300,000	(12,768)
12/04/12	CITI	USD	4,456,443	NZD	5,400,000	(23,313)
12/04/12	DB	USD	492,064	NZD	600,000	506
2/12/13	CITI	USD	435,457	SEK	2,900,000	(408)
2/12/13	DB	USD	679,343	SEK	4,500,000	(4,266)
1/29/13	CITI	AUD	1,700,000	USD	1,761,427	(4,959)
2/05/13	CITI	CAD	400,000	USD	398,878	(3,261)
2/05/13	DB	CAD	2,000,000	USD	2,005,013	(5,681)
12/11/12	BCLY	CHF	2,700,000	USD	2,902,555	(11,329)
12/11/12	DB	CHF	600,000	USD	643,242	(4,288)
1/08/13	BCLY	EUR	100,000	USD	129,887	(217)
1/08/13	CITI	EUR	200,000	USD	254,196	(6,012)
1/08/13	DB	EUR	200,000	USD	262,672	2,464
1/15/13	CITI	JPY	90,000,000	USD	1,110,860	18,576
1/15/13	DB	JPY	50,000,000	USD	626,664	19,840
1/22/13	BCLY	NOK	1,900,000	USD	332,884	(1,933)
1/22/13	CITI	NOK	2,000,000	USD	347,613	(4,826)
12/04/12	BCLY	NZD	3,300,000	USD	2,721,939	12,804
12/04/12	CITI	NZD	1,800,000	USD	1,466,254	(11,456)
3/05/13	CITI	NZD	600,000	USD	491,056	1,377
12/04/12	DB	NZD	1,300,000	USD	1,060,081	(7,153)
2/12/13	DB	SEK	3,300,000	USD	487,470	(7,587)

						$(357,114)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
6	Australian Government Bond 3 Yr.	December 2012	$686,800	$(1,924)
69	Euro BOBL	December 2012	11,341,518	54,980
29	Euro Bund	December 2012	5,385,668	64,703
11	Japanese Government Bond 10 Yr. (TSE)	December 2012	19,321,690	77,293
2	UK Gilt Long Bond	March 2013	382,553	2,496
15	U.S. Treasury Note 2 Yr. (CBT)	March 2013	3,306,797	901
18	U.S. Treasury Note 10 Yr. (CBT)	March 2013	2,405,531	7,484

			$42,830,557	$205,933

Sales
74	Australian Government Bond 10 Yr.	December 2012	$9,647,566	$(17,629)
7	Canadian Government Bond 10 Yr.	March 2013	963,377	(2,209)
38	Euro Dollar 90 Day	June 2013	9,468,175	(23,864)
2	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	300,125	(1,584)

			$20,379,243	$(45,286)

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Reverse Repurchase Agreements

Average balance outstanding	$(2,202,500)
Average interest rate	0.31%
Maximum balance outstanding	$(2,202,500)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements. The fund had no reverse repurchase agreements outstanding at the end of the period.

Swap Agreements

Credit Default Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)^	Annual Premium	Implied Credit Spread (1)	Reference Entity	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)		Net Unrealized Appreciation/ (Depreciation)
9,000,000	USD	3/20/2014	DB	(Pay)	1.70%	1.2%	Republic of Italy	N/A		$(88,655)
6,000,000	USD	3/20/2019	DB	Receive	1.66%	2.58%	Republic of Italy	6,000,000	USD	(281,068)

										$(369,723)

							Premiums to (Pay) Receive			$—

^	Receive - Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. (Pay) - Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on the reference security, as of November 30, 2012, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
2,000,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	$(6,376)
9,300,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	18,317
9,400,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	18,513
18,700,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	36,830
1,500,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	(4,782)
600,000	CHF	3/20/2023	CITI	(Pay)	1.00%	6 Month CHF LIBOR	(1,913)

							$60,589

						Premiums to (Pay) Receive	$(53,300)

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay)	- Fund pays fixed rate and receives variable rate.

International Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, for the above contracts and/or agreements, the fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK	STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.
(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$80,152,480	$2,571,343	$(9,285,858)	$(6,714,515)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$2,611,090	$97,804	$—	$72,804	$—	$—	$3,000,116
Short-Duration Collateral Fund	23,723,942	—	—	182,089	—	8,832,213	16,678,409
Special Purpose Holding Fund	18,733	—	—	—	—	—	22,105
U.S. Treasury Fund	2,252,700	10,852,225	7,700,000	2,225	—	—	5,406,164
World Opportunity Overlay Fund	14,575,940	100,000	—	—	—	—	15,311,378

Totals	$43,182,405	$11,050,029	$7,700,000	$257,118	$—	$8,832,213	$40,418,172

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 93.0%

	Asset-Backed Securities — 89.5%
	Airlines — 1.5%
14,411,131	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	6,485,009
5,121,796	Continental Airlines, Inc., Series 99-1A, 6.55%, due 08/02/20	5,659,585

	Total Airlines	12,144,594

	Business Loans — 7.6%
1,978,082	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.57%, due 04/25/34	1,760,493
1,722,143	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.58%, due 01/25/35	1,498,264
7,175,680	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	5,310,003
6,856,204	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.45%, due 07/25/37	5,210,715
25,706,863	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.51%, due 12/25/37	22,879,108
5,159,424	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 05/28/39	1,921,885
5,378,974	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.51%, due 05/28/39	1,753,545
8,717,924	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 02/28/40	4,794,858
1,929,162	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	1,708,273
4,090,970	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	3,438,460
5,308,428	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/25/30	4,438,218
3,346,355	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 09/25/30	2,792,533
5,961,873	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.06%, due 10/25/37	5,416,660

	Total Business Loans	62,923,015

	CMBS — 7.7%
919,495	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	919,495

Par Value ($)	Description	Value ($)
	CMBS — (continued)
32,300,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	30,039,000
1,341,521	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	1,341,521
10,360,771	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	10,360,771
3,791,877	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	3,791,877
6,300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	6,292,440
8,969,059	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.83%, due 05/12/39	9,236,337
1,605,489	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.82%, due 10/15/42	1,627,179

	Total CMBS	63,608,620

	CMBS Collateralized Debt Obligations — 2.7%
4,398,348	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.11%, due 11/23/52	10,996
2,717,688	Crest Exeter Street Solar, Series 04-1A, Class A1, 144A, 3 mo. LIBOR + .35%, 0.71%, due 06/28/19	2,554,626
2,705,005	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	2,718,530
19,035,161	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.54%, due 05/25/46	17,226,821

	Total CMBS Collateralized Debt Obligations	22,510,973

	Corporate Collateralized Debt Obligations — 4.1%
34,200,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.67%, due 06/20/13	34,230,780

	Credit Cards — 3.3%
16,400,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.30%, due 06/16/15	16,400,000
10,600,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	10,600,424

	Total Credit Cards	27,000,424

	Insured Business Loans — 0.2%
1,869,071	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.65%, due 10/25/30	1,356,011

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Insured Other — 2.8%
1,827,500	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.51%, due 04/17/19	1,820,647
8,103,750	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	7,531,739
7,556,180	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	7,041,711
5,153,051	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.60%, due 01/05/14	4,341,445
2,988,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	473,598
26,300,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	1,972,500

	Total Insured Other	23,181,640

	Insured Residential Asset-Backed Securities (United States) ¿ — 1.2%
1,812,080	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.63%, due 07/25/34	1,576,509
2,058,083	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.59%, due 12/25/33	1,872,856
552,711	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 03/25/34	480,859
7,057,955	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.43%, due 11/25/35	5,822,813

	Total Insured Residential Asset-Backed Securities (United States)	9,753,037

	Insured Residential Mortgage-Backed Securities (United States) — 1.3%
384,858	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.55%, due 10/25/34	269,978
835,666	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 01/25/35	599,591
7,476,813	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	4,598,240
4,006,118	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.44%, due 10/25/34	3,137,591
160,917	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.67%, due 07/25/29	117,825
224,174	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	142,461
407,948	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.65%, due 06/25/34	287,603

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — (continued)
96,633	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.50%, due 12/25/32	71,267
2,104,703	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35	2,001,783

	Total Insured Residential Mortgage-Backed Securities (United States)	11,226,339

	Insured Time Share — 0.7%
1,325,925	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.36%, due 03/20/19	1,312,873
4,505,568	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	4,496,156

	Total Insured Time Share	5,809,029

	Residential Asset-Backed Securities (United States) ¿ — 33.0%
977,554	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.60%, due 01/25/35	834,587
2,223,670	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.35%, due 02/25/36	806,080
3,579,630	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 03/25/36	3,351,429
446,673	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	441,089
19,119,052	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 10/25/36	8,268,990
4,676,869	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 05/25/36	2,572,278
630,473	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.30%, due 06/25/36	371,979
9,288,614	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 04/25/36	6,803,910
3,158,752	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 09/25/35	1,129,254
7,104,537	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.41%, due 06/25/36	1,269,936
8,258,309	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.55%, due 06/25/36	1,403,913

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — (continued)
5,029,470	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.30%, due 01/25/37	1,697,446
2,551,643	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.28%, due 11/25/36	822,905
11,754,792	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.61%, due 05/25/37	602,433
2,881,081	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.25%, due 05/25/34	2,686,158
47,772,859	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	17,183,300
7,287,622	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36	2,423,134
9,922,438	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 03/25/36	3,968,975
276,273	Argent Securities, Inc., Series 06-W4, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 05/25/36	93,933
7,848,819	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	2,369,362
8,417,759	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.36%, due 10/25/36	6,053,211
15,690,871	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.43%, due 05/25/37	12,223,189
3,107,368	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.32%, due 11/25/36	2,010,778
8,500,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 11/25/36	1,354,900
1,711,944	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.53%, due 02/25/37	775,339
282,936	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 02/25/37	282,201
38,100,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 02/25/37	28,087,320
6,936,857	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.37%, due 06/25/36	6,798,120
90,965	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.75%, due 04/25/33	83,861
879	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.62%, due 10/25/34	861

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — (continued)
11,690,760	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 12/25/36	4,500,943
31,050,109	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.35%, due 02/25/37	26,550,948
408,890	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.51%, due 04/25/34	292,101
9,471,573	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 04/25/36	6,476,188
3,512,198	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.40%, due 05/25/36	1,827,441
1,253,109	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	318,564
18,673,812	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36	6,535,834
12,570,369	GE-WMC Mortgage Securities, Series 06-1, Class A2B, 1 mo. LIBOR + .15%, 0.36%, due 08/25/36	5,028,148
2,290,705	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	2,048,749
1,984,071	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	1,836,506
6,921,255	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.37%, due 01/20/36	6,451,908
25,248,604	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.33%, due 12/25/36	8,781,464
1,323,229	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.46%, due 10/25/35	1,290,148
14,297,875	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36	8,971,917
10,596,386	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	4,702,146
19,862,493	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 08/25/36	5,660,810
13,290,313	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.37%, due 10/25/36	5,980,641
5,377,916	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 03/25/36	1,129,362
4,245,254	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.33%, due 02/25/37	1,555,885

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — (continued)
1,635,799	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.01%, due 08/25/34	1,488,577
31,970,816	Morgan Stanley Capital, Inc., Series 07-HE4, Class A2C, 1 mo. LIBOR + .23%, 0.44%, due 02/25/37	13,747,451
11,575,022	Morgan Stanley Home Equity Loans, Series 06-3, Class A3, 1 mo. LIBOR + .16%, 0.37%, due 04/25/36	7,408,014
2,028,380	Morgan Stanley Home Equity Loans, Series 07-2, Class A1, 1 mo. LIBOR + .10%, 0.31%, due 04/25/37	1,338,731
8,753,779	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	3,545,281
5,460,251	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.47%, due 12/25/35	2,620,374
4,052,344	RAAC Series Trust, Series 06-SP1, Class A2, 1 mo. LIBOR + .19%, 0.40%, due 09/25/45	3,765,438
708,244	Residential Asset Mortgage Products, Inc., Series 05-RS8, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 10/25/33	702,578
2,182,251	Residential Asset Securities Corp., Series 05-KS12, Class A2, 1 mo. LIBOR + .25%, 0.46%, due 01/25/36	2,154,973
236,691	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.75%, due 03/25/35	158,361
482,112	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.47%, due 10/25/35	479,846
91,782	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 01/25/37	90,635
17,087,971	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/37	9,121,559
4,549,651	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.41%, due 01/25/36	4,276,672
1,691,509	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.79%, due 11/25/35	1,623,849
13,291,301	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.61%, due 06/25/37	4,120,303

	Total Residential Asset-Backed Securities (United States)	273,353,216

	Residential Mortgage-Backed Securities (Australian) — 6.5%
1,737,797	Crusade Global Trust, Series 04-2, Class A1, 3 mo. LIBOR + .13%, 0.44%, due 11/19/37	1,732,264

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — (continued)
4,123,163	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.38%, due 07/20/38	4,071,487
6,702,639	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.38%, due 04/19/38	6,557,608
1,104,671	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.86%, due 09/27/35	1,055,922
11,032,887	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.79%, due 03/14/36	10,536,517
693,943	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.81%, due 12/08/36	652,307
1,103,892	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.61%, due 05/27/38	1,044,282
930,869	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.39%, due 05/10/36	923,183
4,626,219	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.44%, due 06/14/37	4,546,287
1,280,569	Medallion Trust, Series 07-1G, Class A1, 3 mo. LIBOR + .04%, 0.35%, due 02/27/39	1,270,965
4,866,822	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.39%, due 10/20/37	4,800,854
5,999,892	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.45%, due 02/21/38	5,824,695
6,062,292	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.46%, due 06/12/40	6,042,365
508,824	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.48%, due 01/12/37	506,565
4,546,101	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.36%, due 05/21/38	4,499,231

	Total Residential Mortgage-Backed Securities (Australian)	54,064,532

	Residential Mortgage-Backed Securities (European) — 7.0%
8,554,300	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.60%, due 09/20/66	7,934,114
17,989,793	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.54%, due 01/13/39	17,647,986
2,729,507	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.29%, due 12/20/54	2,677,646
1,425,807	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.66%, due 09/20/44	1,412,974
6,786,805	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.53%, due 12/10/43	6,447,465

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — (continued)
2,975,126	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.66%, due 12/21/37	3,056,477
10,219,822	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.53%, due 11/15/38	8,878,470
5,925,959	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.59%, due 09/15/39	4,949,361
5,964,473	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.73%, due 05/15/34	5,266,630

	Total Residential Mortgage-Backed Securities (European)	58,271,123

	Residential Mortgage-Backed Securities (United States) — 0.2%
450,580	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.51%, due 08/25/35	324,418
1,999,300	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/26/34	1,745,639

	Total Residential Mortgage-Backed Securities (United States)	2,070,057

	Student Loans — 9.6%
20,300,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.57%, due 01/25/24	19,792,500
8,576,673	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.45%, due 12/23/19	8,567,925
7,675,868	SLM Student Loan Trust, Series 05-1, Class A2, 3 mo. LIBOR + .08%, 0.40%, due 04/27/20	7,624,278
17,491,931	SLM Student Loan Trust, Series 05-3, Class A4, 3 mo. LIBOR + .07%, 0.39%, due 04/27/20	17,481,086
11,128,238	SLM Student Loan Trust, Series 07-2, Class A2, 3 mo. LIBOR + .00%, 0.32%, due 07/25/17	11,106,092
3,566,143	SLM Student Loan Trust, Series 07-6, Class A2, 3 mo. LIBOR + .25%, 0.57%, due 01/25/19	3,568,372
241,307	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.42%, due 09/15/22	241,158
10,800,000	SLM Student Loan Trust, Series 08-6, Class A3, 3 mo. LIBOR + .75%, 1.07%, due 01/25/19	10,940,062

	Total Student Loans	79,321,473

	Time Share — 0.1%
1,190,699	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.21%, due 02/20/20	1,226,792

	Total Asset-Backed Securities	742,051,655

Par Value ($) / Shares	Description	Value ($)
	U.S. Government Agency — 3.5%
12,343,750	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR - .02%, 0.51%, due 02/01/25 (a)	11,583,518
10,500,000	Agency for International Development Floater (Support of Morocco), 6 mo. LIBOR + .15%, 0.68%, due 10/29/26 (a)	9,872,003
190,025	Agency for International Development Floater (Support of Peru), Series A, 6 mo. U.S. Treasury Bill + .35%, 0.50%, due 05/01/14 (a)	188,151
7,755,000	Agency for International Development Floater (Support of Tunisia), 6 mo. LIBOR, 0.53%, due 07/01/23 (a)	7,345,028

	Total U.S. Government Agency	28,988,700

	TOTAL DEBT OBLIGATIONS (COST $1,090,409,672)	771,040,355

	SHORT-TERM INVESTMENTS — 6.9%

	Money Market Funds — 6.9%
16,619,249	State Street Institutional Liquid Reserves Fund — Institutional Class, 0.19% (b)	16,619,249
40,543,642	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (b)	40,543,642

	TOTAL SHORT-TERM INVESTMENTS (COST $57,162,891)	57,162,891

	TOTAL INVESTMENTS — 99.9% (Cost $1,147,572,563)	828,203,246
	Other Assets and Liabilities (net) — 0.1%	447,108

	TOTAL NET ASSETS — 100.0%	$828,650,354

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

Short-Duration Collateral Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

¿ These securities are primarily backed by subprime mortgages.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2012.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,147,351,486	$2,745,742	$(321,893,982)	$(319,148,240)

Short-Duration Collateral Share Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.1%

	Affiliated Issuers — 100.1%
8,685,549	GMO Short-Duration Collateral Fund	36,392,451

	TOTAL MUTUAL FUNDS (COST $30,860,591)	36,392,451

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
5,243	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (a)	5,243

	TOTAL SHORT-TERM INVESTMENTS (COST $5,243)	5,243

	TOTAL INVESTMENTS — 100.1% (Cost $30,865,834)	36,397,694
	Other Assets and Liabilities (net) — (0.1%)	(40,616)

	TOTAL NET ASSETS — 100.0%	$36,357,078

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,108,204	$4,289,490	$ —	$4,289,490

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Short-Duration Collateral Fund	$33,067,148	$15,149,430	$289,000	$306,018	$—	$14,843,412	$36,392,451

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Special Purpose Holding Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	DEBT OBLIGATIONS — 0.0% (a)

	Asset-Backed Securities — 0.0%
	Health Care Receivables — 0.0%
	Interest related to the Bankruptcy Estate of NPF VI Inc. Series 02-1 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 00-3 Class A (b) (c)	—
	Interest related to the Bankruptcy Estate of NPF XII Inc. Series 02-1 Class A (b) (c)	—

	Total Asset-Backed Securities	—

	TOTAL DEBT OBLIGATIONS (COST $0)	—

	SHORT-TERM INVESTMENTS — 9.8%

	Money Market Funds — 9.8%
16,032	State Street Institutional Liquid Reserves Fund — Institutional Class, 0.18% (d)	16,032
16,031	State Street Institutional Treasury Plus Money Market Fund —Institutional Class, 0.03% (d)	16,031

	TOTAL SHORT-TERM INVESTMENTS (COST $32,063)	32,063

	TOTAL INVESTMENTS — 9.8% (Cost $32,063)	32,063
	Other Assets and Liabilities (net) — 90.2%	295,108

	TOTAL NET ASSETS — 100.0%	$327,171

Notes to Consolidated Schedule of Investments:

(a)	Owned by GMO SPV I, LLC. GMO SPV I, LLC is a 74.9% subsidiary of GMO Special Purpose Holding Fund.

(b)	Security in default.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$32,063	$ —	$ —	$ —

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 24.5%

	United States — 24.5%
	U.S. Government — 24.5%
77,993,813	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (a) (b)	77,951,150
33,000,000	U.S. Treasury Note, 1.38% , due 01/15/13	33,048,972
150,000,000	U.S. Treasury Note, 1.75% , due 01/31/14	152,660,100
169,000,000	U.S. Treasury Note, 2.38% , due 02/28/15	176,882,329

	Total United States	440,542,551

	TOTAL DEBT OBLIGATIONS (COST $440,591,393)	440,542,551

	MUTUAL FUNDS — 72.8%

	United States — 72.8%
	Affiliated Issuers
6,939,686	GMO Emerging Country Debt Fund, Class IV	73,630,068
105,394,919	GMO Short-Duration Collateral Fund	441,604,712
14,037,187	GMO U.S. Treasury Fund	350,929,680

Shares / Par Value ($)	Description	Value ($)
	Affiliated Issuers — continued
17,647,482	GMO World Opportunity Overlay Fund	441,892,947

	Total United States	1,308,057,407

	TOTAL MUTUAL FUNDS (COST $1,312,229,480)	1,308,057,407

	SHORT-TERM INVESTMENTS — 1.5%

	Money Market Funds — 0.0%
489,579	State Street Institutional Treasury Plus Money Market Fund — Institutional Class, 0.03% (c)	489,579

	U.S. Government — 1.5%
27,500,000	U.S. Treasury Bill, 0.16%, due 10/17/13 (a) (d)	27,461,802

	TOTAL SHORT-TERM INVESTMENTS (COST $27,946,561)	27,951,381

	TOTAL INVESTMENTS — 98.8% (Cost $1,780,767,434)	1,776,551,339
	Other Assets and Liabilities (net) — 1.2%	21,494,801

	TOTAL NET ASSETS — 100.0%	$1,798,046,140

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/29/13	CITI	USD	56,261,452	AUD	54,300,000	$158,971
1/29/13	DB	USD	102,786,702	AUD	99,600,000	702,693
1/08/13	DB	USD	18,472,136	EUR	14,200,000	2,629
2/26/13	CITI	USD	38,406,863	GBP	24,000,000	35,840
1/15/13	CITI	USD	7,173,394	JPY	570,000,000	(255,597)
1/22/13	CITI	USD	102,527,313	NOK	593,100,000	1,988,483
3/05/13	BCLY	USD	68,552,000	NZD	83,600,000	(323,455)
12/04/12	BCLY	USD	7,952,060	NZD	9,700,000	11,155
12/04/12	CITI	USD	115,512,214	NZD	139,800,000	(743,406)
12/04/12	DB	USD	7,352,143	NZD	9,000,000	36,407
2/12/13	CITI	USD	11,457,033	SEK	76,300,000	(10,729)
2/12/13	DB	USD	16,817,506	SEK	111,400,000	(105,602)
2/05/13	CITI	CAD	8,100,000	USD	8,077,271	(66,037)
2/05/13	DB	CAD	11,500,000	USD	11,528,822	(32,664)
12/11/12	BCLY	CHF	67,500,000	USD	72,563,870	(283,225)
12/11/12	DB	CHF	14,300,000	USD	15,330,600	(102,192)

\

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
1/08/13	BCLY	EUR	3,400,000	USD	4,416,158	$(7,377)
1/08/13	CITI	EUR	99,200,000	USD	128,069,617	(993,532)
2/26/13	DB	GBP	37,300,000	USD	59,411,440	(334,928)
1/15/13	BCLY	JPY	1,200,000,000	USD	15,128,593	564,811
1/15/13	CITI	JPY	2,730,000,000	USD	33,361,773	229,169
1/15/13	DB	JPY	1,440,000,000	USD	18,048,805	572,266
1/22/13	BCLY	NOK	47,100,000	USD	8,252,010	(47,929)
1/22/13	CITI	NOK	50,100,000	USD	8,707,714	(120,884)
12/04/12	BCLY	NZD	83,600,000	USD	68,955,788	324,369
12/04/12	CITI	NZD	43,500,000	USD	35,436,530	(274,794)
3/05/13	CITI	NZD	16,000,000	USD	13,094,816	36,721
12/04/12	DB	NZD	31,400,000	USD	25,608,053	(169,777)
2/12/13	DB	SEK	159,700,000	USD	23,590,584	(367,145)

						$424,241

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
133	Japanese Government Bond 10 Yr. (TSE)	December 2012	$233,616,803	$684,586
66	Canadian Government Bond 10 Yr.	March 2013	9,083,264	69,514
473	U.S. Treasury Note 10 Yr. (CBT)	March 2013	63,212,015	196,674
47	U.S. Treasury Note 2 Yr. (CBT)	March 2013	10,361,297	2,823

			$316,273,379	$953,597

Sales
1,922	Australian Government Bond 10 Yr.	December 2012	$250,575,967	$2,091,455
35	Euro Bund	December 2012	6,499,944	5,376
40	U.S. Treasury Bond 30 Yr. (CBT)	March 2013	6,002,500	(31,682)
337	UK Gilt Long Bond	March 2013	64,460,105	(270,884)

			$327,538,516	$1,794,265

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
76,000,000	CHF	3/20/2023	BCLY	(Pay)	1.00%	6 Month CHF LIBOR	$(242,298)
28,500,000	CHF	3/20/2023	DB	(Pay)	1.00%	6 Month CHF LIBOR	(90,861)
100,000,000	NZD	7/14/2015	BCLY	Receive	4.87%	3 Month NZD Bank Bill Rate	4,557,916
100,000,000	NZD	7/15/2015	BCLY	Receive	4.86%	3 Month NZD Bank Bill Rate	4,540,869
100,000,000	NZD	7/15/2015	CITI	Receive	4.85%	3 Month NZD Bank Bill Rate	4,525,346

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay)#	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
398,600,000	SEK	3/20/2023	BCLY	Receive	2.25%	3 Month SEK STIBOR	$785,045
325,700,000	SEK	3/20/2023	CITI	Receive	2.25%	3 Month SEK STIBOR	641,468
154,200,000	SEK	3/20/2023	DB	Receive	2.25%	3 Month SEK STIBOR	303,698

							$15,021,183

						Premiums to (Pay) Receive	$(1,062,005)

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

(a)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(d)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

DB - Deutsche Bank AG

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,842,640,410	$8,360,609	$(74,449,680)	$(66,089,071)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds ("underlying funds"). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund's Schedule of Investments.

Strategic Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Emerging Country Debt Fund, Class IV	$94,657,168	$—	$27,830,000	$1,836,241	$—	$—	$73,630,068
Short-Duration Collateral Fund	628,153,719	—	—	4,821,282	—	233,856,052	441,604,712
U.S. Treasury Fund	775,731,079	347,300,000	772,100,000	393,352	—	—	350,929,680
World Opportunity Overlay Fund	571,618,774	—	149,560,000	—	—	—	441,892,947

Totals	$2,070,160,740	$347,300,000	$949,490,000	$7,050,875	$—	$233,856,052	$1,308,057,407

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 100.2%

	U.S. Government — 100.0%
196,400,000	U.S. Treasury Bill, 0.13%, due 12/20/12 (a)	196,387,670
234,200,000	U.S. Treasury Bill, 0.09%, due 12/27/12 (a)	234,185,759
563,925,000	U.S. Treasury Bill, 0.11%, due 01/03/13 (a)	563,872,875
123,050,000	U.S. Treasury Bill, 0.09%, due 01/10/13 (a)	123,038,257
17,600,000	U.S. Treasury Bill, 0.13%, due 03/21/13 (a)	17,595,512
717,050,000	U.S. Treasury Bill, 0.13%, due 04/04/13 (a)	716,786,873
168,600,000	U.S. Treasury Bill, 0.15%, due 05/02/13 (a)	168,514,014
82,100,000	U.S. Treasury Bill, 0.14%, due 05/09/13 (a)	82,057,062
174,100,000	U.S. Treasury Bill, 0.14%, due 05/16/13 (a)	174,000,937
82,300,000	U.S. Treasury Bill, 0.14%, due 05/23/13 (a)	82,251,196
22,500,000	U.S. Treasury Bill, 0.14%, due 05/30/13 (a)	22,485,555
15,300,000	U.S. Treasury Bill, 0.17%, due 11/14/13 (a)	15,275,780
319,000,000	U.S. Treasury Note, 0.63%, due 12/31/12 (a)	319,117,682

	Total U.S. Government	2,715,569,172

Shares	Description	Value ($)

	Money Market Funds — 0.2%
5,666,462	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (b)	5,666,462

	TOTAL SHORT-TERM INVESTMENTS (COST $2,721,137,088)	2,721,235,634

	TOTAL INVESTMENTS — 100.2% (Cost $2,721,137,088)	2,721,235,634
	Other Assets and Liabilities (net) — (0.2%)	(5,976,842)

	TOTAL NET ASSETS — 100.0%	$2,715,258,792

Notes to Schedule of Investments:

(a)	The rate shown represents yield-to-maturity.

(b)	The rate disclosed is the 7 day net yield as of November 30, 2012.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,721,137,088	$98,797	$(251)	$98,546

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 109.7%

	Asset-Backed Securities — 23.7%
	Business Loans — 2.0%
1,076,339	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.58%, due 01/25/35	936,415
1,559,930	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	1,154,349
7,415,441	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.51%, due 12/25/37	6,599,743
3,201,113	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 02/28/40	1,760,612
1,035,065	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	869,972
1,278,849	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/25/30	1,069,207
923,132	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 09/25/30	770,354
592,479	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.06%, due 10/25/37	538,297

	Total Business Loans	13,698,949

	CMBS — 2.3%
250,334	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	250,334
11,500,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	10,695,000
270,384	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	270,384
2,285,464	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	2,285,464
1,793,812	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.83%, due 05/12/39	1,847,267
394,075	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.82%, due 10/15/42	399,399

	Total CMBS	15,747,848

	CMBS Collateralized Debt Obligations — 0.6%
6,777,455	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.11%, due 11/23/52	16,944

Par Value ($)	Description	Value ($)
	CMBS Collateralized Debt Obligations — (continued)
4,530,509	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.54%, due 05/25/46	4,100,110

	Total CMBS Collateralized Debt Obligations	4,117,054

	Corporate Collateralized Debt Obligations — 0.7%
4,800,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.67%, due 06/20/13	4,804,320

	Credit Cards — 0.7%
3,900,000	Discover Card Master Trust I, Series 05-4, Class A2, 1 mo. LIBOR + .09%, 0.30%, due 06/16/15	3,900,000
900,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	900,036

	Total Credit Cards	4,800,036

	Insured Other — 1.2%
2,824,893	CLI Funding LLC, Series 06-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .18%, 0.39%, due 08/18/21	2,740,146
2,313,008	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	2,149,742
1,763,109	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	1,643,066
959,677	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.60%, due 01/05/14	808,528
9,200,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	690,000

	Total Insured Other	8,031,482

	Insured Residential Asset-Backed Securities (United States) ¿ — 0.8%
6,045,300	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.63%, due 07/25/34	5,259,411

	Insured Residential Mortgage-Backed Securities (United States) — 0.1%
510,231	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35	485,281

	Insured Time Share — 0.2%
1,389,568	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	1,386,665

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — 10.8%
660,654	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 09/25/35	236,184
9,433,007	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 05/25/36	5,188,154
136,319	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.30%, due 06/25/36	80,428
1,730,200	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.41%, due 06/25/36	309,273
1,881,164	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.55%, due 06/25/36	319,798
1,028,039	ACE Securities Corp., Series 06-SL4, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 09/25/36	214,603
8,853,157	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 10/25/36	3,828,990
932,267	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.28%, due 11/25/36	300,656
4,064,061	ACE Securities Corp., Series 07-ASL1, Class A2, 1 mo. LIBOR + .17%, 0.38%, due 12/25/36	695,970
1,744,604	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 03/25/36	697,842
1,880,446	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	567,660
9,251,543	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	3,327,664
5,247,088	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36	1,744,657
2,250,292	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.36%, due 10/25/36	1,618,185
3,891,830	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.43%, due 05/25/37	3,031,736
2,208,852	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.32%, due 11/25/36	1,429,348

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿ — (continued)
5,400,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 11/25/36	860,760
601,855	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.53%, due 02/25/37	272,580
1,409,049	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.37%, due 06/25/36	1,380,868
6,049,822	Citigroup Mortgage Loan Trust, Inc., Series 06-WFH4, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	5,807,829
2,512,064	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 12/25/36	967,145
6,957,969	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.35%, due 02/25/37	5,949,759
4,123,702	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36	1,443,296
824,654	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	737,550
313,274	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	289,975
5,839,813	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.33%, due 12/25/36	2,031,087
171,242	Master Asset-Backed Securities Trust, Series 05-FRE1, Class A4, 1 mo. LIBOR + .25%, 0.46%, due 10/25/35	166,961
3,008,640	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36	1,887,921
2,531,880	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	1,123,522
5,253,455	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 08/25/36	1,497,235
2,861,109	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.37%, due 10/25/36	1,287,499
1,124,799	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 03/25/36	236,208
2,044,136	Merrill Lynch Mortgage Trust, Series 06-SD1, Class A, 1 mo. LIBOR + .28%, 0.49%, due 01/25/47	1,101,380
2,119,336	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	858,331

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ¿— (continued)
8,800,000	Nationstar Home Equity Loan Trust, Series 06-B, Class AV3, 1 mo. LIBOR + .17%, 0.38%, due 09/25/36	8,373,750
9,100,000	Nomura Home Equity Loan, Inc., Series 06-HE3, Class 2A3, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	3,708,250
1,433,316	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.47%, due 12/25/35	687,848
1,751,515	Saxon Asset Securities Trust, Series 06-3, Class A2, 1 mo. LIBOR + .11%, 0.32%, due 10/25/46	1,716,484
8,708,207	Securitized Asset-Backed Receivables LLC Trust, Series 06-HE1, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 07/25/36	3,613,906
125,888	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.47%, due 10/25/35	125,297
121,202	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 01/25/37	119,687
3,597,468	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/37	1,920,328
1,106,672	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.41%, due 01/25/36	1,040,272
273,016	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.79%, due 11/25/35	262,095

	Total Residential Asset-Backed Securities (United States)	73,058,971

	Residential Mortgage-Backed Securities (Australian) — 1.2%
1,225,280	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.38%, due 07/20/38	1,209,923
3,095,153	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.79%, due 03/14/36	2,955,902
1,282,285	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.81%, due 12/08/36	1,205,348
775,724	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.39%, due 05/10/36	769,319
1,708,830	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.45%, due 02/21/38	1,658,932

	Total Residential Mortgage-Backed Securities (Australian)	7,799,424

Par Value ($)		Description	Value ($)

		Residential Mortgage-Backed Securities (European) — 2.7%
	5,981,578	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.60%, due 09/20/66	5,547,914
	3,329,280	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.54%, due 01/13/39	3,266,024
	1,925,036	Granite Master Issuer Plc, Series 06-3, Class A3, 1 mo. LIBOR + .04%, 0.29%, due 12/20/54	1,890,385
	3,060,716	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.53%, due 12/10/43	2,907,680
	2,689,427	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.53%, due 11/15/38	2,336,440
	2,440,101	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .10%, 0.59%, due 09/15/39	2,037,972

		Total Residential Mortgage-Backed Securities (European)	17,986,415

		Student Loans — 0.4%
	3,100,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.57%, due 01/25/24	3,022,500

		Total Asset-Backed Securities	160,198,356

		Foreign Government Obligations — 7.4%
GBP	25,000,000	U.K. Treasury Bond, 4.25%, due 12/07/46 (a)	49,810,866

		U.S. Government — 78.5%
	264,631,638	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13 (b) (c)	264,486,884
	29,000,000	U.S. Treasury Note, 0.63%, due 12/31/12	29,009,048
	93,000,000	U.S. Treasury Note, 1.38%, due 01/15/13 (c)	93,138,012
	65,000,000	U.S. Treasury Strip Coupon, due 05/15/22	55,692,845
	105,000,000	U.S. Treasury Strip Coupon, due 08/15/22	89,151,195

		Total U.S. Government	531,477,984

		U.S. Government Agency — 0.1%
	800,000	U.S. Department of Transportation, 144A, 6.00%, due 12/07/21	889,240

		TOTAL DEBT OBLIGATIONS (COST $787,167,772)	742,376,446

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Principal Amount		Description	Value ($)
		OPTIONS PURCHASED — 1.9%

		Currency Options — 0.0%
EUR	3,000,000	EUR Call/CHF Put, Expires 06/16/15, Strike 1.56%, (OTC) (CP - JPM)	87,654

		Options on Interest Rate Swaps — 1.9%
USD	64,000,000	Swaption Straddle, Expires 04/10/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 12, 2023. (OTC) (CP - MSCS) (d)	4,186,688
USD	64,000,000	Swaption Straddle, Expires 04/23/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on April 25, 2023. (OTC) (CP - MSCS) (d)	4,174,720
USD	64,000,000	Swaption Straddle, Expires 05/01/18, Strike TBD, Upon potential exercise of the option, the Fund will enter into a swap with a notional amount of 64,000,000 USD in which it will pay 3 month USD LIBOR and will receive a rate to be determined, maturing on May 3, 2023. (OTC) (CP - MSCS) (d)	4,155,136

		Total Options on Interest Rate Swaps	12,516,544

		TOTAL OPTIONS PURCHASED (COST $10,543,550)	12,604,198

Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 6.2%

	Money Market Funds — 6.2%
33,124,552	State Street Institutional Liquid Reserves Fund-Institutional Class, 0.18% (e)	33,124,552
8,974,408	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03% (e)	8,974,408

	TOTAL SHORT-TERM INVESTMENTS (COST $42,098,960)	42,098,960

	TOTAL INVESTMENTS — 117.8% (Cost $839,810,282)	797,079,604
	Other Assets and Liabilities (net) — (17.8%)	(120,173,434)

	TOTAL NET ASSETS — 100.0%	$676,906,170

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Reverse Repurchase Agreements

	Face Value	Description	Market Value
GBP	30,514,706	Barclays Bank PLC, 0.54%, dated 11/19/12, to be repurchased on demand at face value plus accrued interest with a stated maturity date of 12/19/12.	$(49,819,646)

			$(49,819,646)

Average balance outstanding	$(47,571,312)
Average interest rate	0.53%
Maximum balance outstanding	$(49,329,272)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund has entered into reverse repurchase agreements.

Written Options

Principal Amount		Expiration Date	Description	Premiums	Market Value
Call EUR	3,000,000	6/14/2013	EUR Call/CHF Put, Strike 1.56%	$1,097,998	$(136,558)

Swap Agreements

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
150,000,000	CHF	5/25/2013	BCLY	(Pay)	(0.04)%	3 Month CHF LIBOR	$39,885
150,000,000	CHF	6/14/2013	BCLY	(Pay)	(0.10)%	3 Month CHF LIBOR	87,525
97,000,000	CHF	12/19/2014	BCLY	(Pay)	0.10%	6 Month CHF LIBOR	(45,101)
9,700,000,000	JPY	12/19/2014	DB	Receive	0.35%	6 Month JPY LIBOR	236,058
96,000,000	CHF	12/19/2014	GS	(Pay)	0.10%	6 Month CHF LIBOR	(44,636)
23,000,000,000	JPY	12/19/2014	GS	Receive	0.35%	6 Month JPY LIBOR	559,725
516,000,000	CHF	12/19/2014	UBS	(Pay)	0.10%	6 Month CHF LIBOR	(239,918)
113,000,000	EUR	6/19/2015	BCLY	(Pay)	0.50%	6 Month EURIBOR	10,777
107,000,000	GBP	6/19/2015	BCLY	(Pay)	0.75%	6 Month GBP LIBOR	169,308
2,310,000,000	SEK	6/19/2015	BCLY	Receive	1.30%	3 Month SEK STIBOR	(53,365)
109,000,000	USD	6/19/2015	BCLY	(Pay)	0.50%	3 Month USD LIBOR	(135,907)
162,000,000	CAD	6/19/2015	BOA	Receive	1.50%	3 Month CAD BA’S	343,516
56,000,000	EUR	6/19/2015	BOA	(Pay)	0.50%	6 Month EURIBOR	5,341
111,000,000	AUD	6/19/2015	CITI	Receive	3.00%	3 Month AUD BBSW	(40,237)
740,000,000	SEK	6/19/2015	CITI	Receive	1.30%	3 Month SEK STIBOR	(17,095)
130,000,000	GBP	6/19/2015	DB	(Pay)	0.75%	6 Month GBP LIBOR	205,701
685,000,000	SEK	6/19/2015	DB	Receive	1.30%	3 Month SEK STIBOR	(15,825)
368,000,000	CAD	6/19/2015	GS	Receive	1.50%	3 Month CAD BA’S	780,333
97,000,000	USD	6/19/2015	JPM	(Pay)	0.50%	3 Month USD LIBOR	(120,945)
65,000,000	USD	5/15/2022	JPM	(Pay)	0.00%	3 Month USD LIBOR	(19,937,387)
105,000,000	USD	8/15/2022	JPM	(Pay)	0.00%	3 Month USD LIBOR	(32,083,757)
20,000,000	CHF	12/19/2022	BCLY	Receive	1.00%	6 Month CHF LIBOR	157,575
2,000,000,000	JPY	12/19/2022	DB	(Pay)	1.00%	6 Month JPY LIBOR	(605,771)
22,000,000	CHF	12/19/2022	GS	Receive	1.00%	6 Month CHF LIBOR	173,333
4,900,000,000	JPY	12/19/2022	GS	(Pay)	1.00%	6 Month JPY LIBOR	(1,484,140)
106,000,000	CHF	12/19/2022	UBS	Receive	1.00%	6 Month CHF LIBOR	835,149
24,000,000	EUR	6/19/2023	BCLY	Receive	1.85%	6 Month EURIBOR	103,499
23,000,000	GBP	6/19/2023	BCLY	Receive	2.00%	6 Month GBP LIBOR	(74,764)
505,000,000	SEK	6/19/2023	BCLY	(Pay)	2.20%	3 Month SEK STIBOR	(460,602)
24,000,000	USD	6/19/2023	BCLY	Receive	1.85%	3 Month USD LIBOR	98,473
35,000,000	CAD	6/19/2023	BOA	(Pay)	2.40%	3 Month CAD BA’S	(489,841)

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
12,000,000	EUR	6/19/2023	BOA	Receive	1.85%	6 Month EURIBOR	$51,749
26,000,000	AUD	6/19/2023	CITI	(Pay)	3.90%	6 Month AUD BBSW	(92,858)
160,000,000	SEK	6/19/2023	CITI	(Pay)	2.20%	3 Month SEK STIBOR	(145,933)
29,000,000	GBP	6/19/2023	DB	Receive	2.00%	6 Month GBP LIBOR	(94,268)
150,000,000	SEK	6/19/2023	DB	(Pay)	2.20%	3 Month SEK STIBOR	(136,813)
80,000,000	CAD	6/19/2023	GS	(Pay)	2.40%	3 Month CAD BA’S	(1,119,637)
20,000,000	USD	6/19/2023	JPM	Receive	1.85%	3 Month USD LIBOR	82,061
25,000,000	GBP	12/7/2046	ML	(Pay)	4.36%	6 Month GBP LIBOR	(13,366,607)

							$(66,865,399)

					Premiums to (Pay) Receive		$1,318,324

#	Receive - Fund receives fixed rate and pays variable rate.
(Pay) - Fund pays fixed rate and receives variable rate.

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

BBSW - Bank Bill Swap Reference Rate

CAD BA - Canadian Bankers Acceptance Rate

CDO - Collateralized Debt Obligation

CHF LIBOR - London Interbank Offered Rate denominated in Swiss Franc.

CMBS - Commercial Mortgage Backed Security

CP - Counterparty

EURIBOR - Euro Interbank Offered Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GBP LIBOR - London Interbank Offered Rate denominated in British Pounds.

JPY LIBOR - London Interbank Offered Rate denominated in Japanese Yen.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

OTC - Over-the-Counter

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

TBD - To Be Determined

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

¿	These securities are primarily backed by subprime mortgages.

(a)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap contracts, forward currency contracts, and/or written options, if any.

(d)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(e)	The rate disclosed is the 7 day net yield as of November 30, 2012.

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - J.P. Morgan Chase Bank, N.A.

ML - Merrill Lynch Capital Services, Inc.

MSCS - Morgan Stanley Capital Services LLC

UBS - UBS AG

World Opportunity Overlay Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

SEK - Swedish Krona

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$826,161,724	$48,048,510	$(77,130,630)	$(29,082,120)

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Basis of presentation and principles of consolidation: Special Purpose Holding Fund (“SPHF”)

The accompanying consolidated schedule of investments for SPHF include the accounts of its majority owned investments in SPV I, LLC (“SPV”). The consolidated schedule of investments include 100% of the assets and liabilities of SPV and the ownership interests of participants in SPV other than SPHF are recorded as a noncontrolling interest.

Portfolio valuation

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”). Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument may be valued at amortized cost which approximates market value, if the issuer is deemed to represent minimal credit risk.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event the Manager deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using prices for which no alternative pricing source was available. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Single source, No alternative pricing source was available
Asset Allocation Bond Fund	—		—
Core Plus Bond Fund	0.6%		5.7%
Currency Hedged International Bond Fund	0.7%		2.5%
Debt Opportunities Fund	0.2%		5.5%
Domestic Bond Fund	2.9%		8.6%
Emerging Country Debt Fund	3.1%		6.1%
Global Bond Fund	0.8%		2.8%
Inflation Indexed Plus Bond Fund	0.9%		3.0%
International Bond Fund	0.9%		3.1%
Short-Duration Collateral Fund	3.5%		10.3%
Short-Duration Collateral Share Fund	3.5%		10.3%
Special Purpose Holding Fund	0.0%	*	—
Strategic Fixed Income Fund	1.0%		3.4%
U.S. Treasury Fund	—		—
World Opportunity Overlay Fund	—		2.3%

*	Represents the interest in securities that are defaulted and were determined to have a fair value of zero at November 30, 2012 and February 29, 2012.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At November 30, 2012, certain Funds directly held material Level 3 investments in asset-backed securities (Debt Opportunities Fund, Emerging Country Debt Fund, Short-Duration Collateral Fund and World Opportunity Overlay Fund), foreign government debt obligations (Emerging Country Debt Fund) and loans (Emerging Country Debt Fund). Each Fund values these investments using unadjusted prices supplied by a third party pricing source as described in the Portfolio Valuation note. Additionally, Short-Duration Collateral Fund held material Level 3 U.S. government agency debt obligations subject to this standard. See the “Additional Level 3 information” table below for further information regarding the valuation techniques and unobservable inputs used to measure the fair value of these instruments. Other than as described in this paragraph, there were no other Funds with classes of investments or derivatives with direct material Level 3 holdings.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; and certain restricted securities.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) even though they are valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities using comparable securities issued by the sovereign adjusted by a specified spread; certain derivatives using third party valuation services; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; potential litigation recoveries and interests related to bankruptcy proceedings valued at zero; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Valuation Inputs as of November 30, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$158,498,407	$—	$—	$158,498,407

TOTAL DEBT OBLIGATIONS	158,498,407	—	—	158,498,407

Short-Term Investments	326,040	—	—	326,040

Total Investments	158,824,447	—	—	158,824,447

Total	$158,824,447	$—	$—	$158,824,447

Core Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$22,314	$4,984,288	$5,006,602
Foreign Government Obligations	—	8,283,112	—	8,283,112
U.S. Government	31,542,180	18,489,466	—	50,031,646
U.S. Government Agency	—	16,007,812	—	16,007,812

TOTAL DEBT OBLIGATIONS	31,542,180	42,802,704	4,984,288	79,329,172

Mutual Funds	170,611,510	55,376	—	170,666,886
Short-Term Investments	2,210,495	—	—	2,210,495

Total Investments	$204,364,185	$42,858,080	$4,984,288	$252,206,553

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Core Plus Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$655,059	$—	$655,059
Futures Contracts
Interest rate risk	168,717	—	—	168,717
Swap Agreements
Interest rate risk	—	316,298	—	316,298

Total	$204,532,902	$43,829,437	$4,984,288	$253,346,627

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(557,886)	$—	$(557,886)
Futures Contracts
Interest rate risk	(100,874)	—	—	(100,874)
Swap Agreements
Credit risk	—	(9,732)	—	(9,732)
Interest rate risk	—	(44,316)	—	(44,316)

Total	$(100,874)	$(611,934)	$—	$(712,808)

Currency Hedged International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,829,179	$—	$3,829,179
Foreign Government Obligations	—	28,992,666	—	28,992,666

TOTAL DEBT OBLIGATIONS	—	32,821,845	—	32,821,845

Mutual Funds	35,147,490	3,242	—	35,150,732
Short-Term Investments	1,325,521	—	—	1,325,521

Total Investments	36,473,011	32,825,087	—	69,298,098

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	186,979	—	186,979
Futures Contracts
Interest rate risk	132,327	—	—	132,327
Swap Agreements
Interest rate risk	—	72,478	—	72,478

Total	$36,605,338	$33,084,544	$—	$69,689,882

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Currency Hedged International Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(316,115)	$—	$(316,115)
Futures Contracts
Interest rate risk	(57,605)	—	—	(57,605)
Swap Agreements
Credit risk	—	(606,354)	—	(606,354)
Interest rate risk	—	(12,753)	—	(12,753)

Total	$(57,605)	$(935,222)	$—	$(992,827)

Debt Opportunities Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$23,463,095	$555,415,832	$578,878,927
Corporate Debt	—	1,304,448	—	1,304,448
U.S. Government Agency	—	222,310	1,201,026	1,423,336

TOTAL DEBT OBLIGATIONS	—	24,989,853	556,616,858	581,606,711

Mutual Funds	3,004,747	—	—	3,004,747
Short-Term Investments	19,553,236	52,996,230	—	72,549,466

Total Investments	22,557,983	77,986,083	556,616,858	657,160,924

Total	$22,557,983	$77,986,083	$556,616,858	$657,160,924

Domestic Bond Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$9,416,294	$—	$9,416,294
U.S. Government	—	26,585,445	—	26,585,445

TOTAL DEBT OBLIGATIONS	—	36,001,739	—	36,001,739

Mutual Funds	191,339,787	875	—	191,340,662
Short-Term Investments	167,623	—	—	167,623

Total Investments	191,507,410	36,002,614	—	227,510,024

Total	$191,507,410	$36,002,614	$—	$227,510,024

Liability Valuation Inputs
Derivatives*
Swap Agreements
Credit risk	$—	$(28,799)	$—	$(28,799)

Total	$—	$(28,799)	$—	$(28,799)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$1,337,115	$77,429,887	$78,767,002
Corporate Debt	—	126,040,200	3,060,000	129,100,200
Foreign Government Agency	—	441,236,544	35,548,669	476,785,213
Foreign Government Obligations	—	911,421,419	162,633,918	1,074,055,337
Judgments	—	—	29,056,000	29,056,000
U.S. Government	20,856,240	47,591,229	—	68,447,469

TOTAL DEBT OBLIGATIONS	20,856,240	1,527,626,507	307,728,474	1,856,211,221

Loan Assignments	—	—	25,579,856	25,579,856
Loan Participations	—	—	81,105,921	81,105,921
Mutual Funds	54,606,650	12,631	—	54,619,281
Rights/Warrants	—	—	10,907,101	10,907,101
Short-Term Investments	28,052,356	100,503,543	—	128,555,899

Total Investments	103,515,246	1,628,142,681	425,321,352	2,156,979,279

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	3,017,667	—	3,017,667
Swap Agreements
Credit risk	—	59,233,605	—	59,233,605
Interest risk rate	—	1,344,010	—	1,344,010

Total	$103,515,246	$1,691,737,963	$425,321,352	$2,220,574,561

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,964,434)	$—	$(1,964,434)
Swap Agreements
Credit risk	—	(59,242,343)	—	(59,242,343)
Written Options
Credit risk	—	—	(160,222)	(160,222)

Total	$—	$(61,206,777)	$(160,222)	$(61,366,999)

Global Bond Fund
Asset Valuation Inputs
Debt Obligations
Foreign Government Obligations	$—	$58,288,254	$—	$58,288,254
U.S. Government	—	11,983,249	—	11,983,249

TOTAL DEBT OBLIGATIONS	—	70,271,503	—	70,271,503

Mutual Funds	93,873,192	27,045	—	93,900,237
Short-Term Investments	3,580,026	—	—	3,580,026

Total Investments	97,453,218	70,298,548	—	167,751,766

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Bond Fund (continued)
Asset Valuation Inputs (continued)
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$553,367	$—	$553,367
Futures Contracts
Interest rate risk	339,667	—	—	339,667
Swap Agreements
Interest rate risk	—	166,029	—	166,029

Total	$97,792,885	$71,017,944	$—	$168,810,829

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(715,719)	$—	$(715,719)
Futures Contracts
Interest rate risk	(92,031)	—	—	(92,031)
Swap Agreements
Credit risk	—	(909,531)	—	(909,531)
Interest rate risk	—	(30,924)	$—	(30,924)

Total	$(92,031)	$(1,656,174)	$—	$(1,748,205)

Inflation Indexed Plus Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$11,673,456	$—	$11,673,456

TOTAL DEBT OBLIGATIONS	—	11,673,456	—	11,673,456

Mutual Funds	12,695,934	17,062	—	12,712,996
Short-Term Investments	1,364,752	—	—	1,364,752

Total Investments	14,060,686	11,690,518	—	25,751,204

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	74,458	—	74,458
Futures Contracts
Interest rate risk	14,914	—	—	14,914
Swap Agreements
Interest rate risk	—	132,890	—	132,890

Total	$14,075,600	$11,897,866	$—	$25,973,466

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Inflation Indexed Plus Bond Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(62,726)	$—	$(62,726)
Futures Contracts
Interest rate risk	(10,100)	—	—	(10,100)
Swap Agreements
Interest rate risk	—	(4,464)	—	(4,464)

Total	$(10,100)	$(67,190)	$—	$(77,290)

International Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$3,455,014	$—	$3,455,014
Foreign Government Obligations	—	27,983,133	—	27,983,133

TOTAL DEBT OBLIGATIONS	—	31,438,147	—	31,438,147

Mutual Funds	40,396,067	22,105	—	40,418,172
Short-Term Investments	1,581,646	—	—	1,581,646

Total Investments	41,977,713	31,460,252	—	73,437,965

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	312,447	—	312,447
Futures Contracts
Interest rate risk	207,857	—	—	207,857
Swap Agreements
Interest rate risk	—	73,660	—	73,660

Total	$42,185,570	$31,846,359	$—	$74,031,929

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(669,561)	$—	$(669,561)
Futures Contracts
Interest rate risk	(47,210)	—	—	(47,210)
Swap Agreements
Credit risk	—	(369,723)	—	(369,723)
Interest rate risk	—	(13,071)	—	(13,071)

Total	$(47,210)	$(1,052,355)	$—	$(1,099,565)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Short-Duration Collateral Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$83,355,104	$658,696,551		$742,051,655
U.S. Government Agency	—	—	28,988,700		28,988,700

TOTAL DEBT OBLIGATIONS	—	83,355,104	687,685,251		771,040,355

Short-Term Investments	57,162,891	—	—		57,162,891

Total Investments	57,162,891	83,355,104	687,685,251		828,203,246

Total	$57,162,891	$83,355,104	$687,685,251		$828,203,246

Short-Duration Collateral Share Fund
Asset Valuation Inputs
Mutual Funds	$36,392,451	$—	$—		$36,392,451
Short-Term Investments	5,243	—	—		5,243

Total Investments	36,397,694	—	—		36,397,694

Total	$36,397,694	$—	$—		$36,397,694

Special Purpose Holding Fund
Asset Valuation Inputs
Debt Obligations	$—	$—	$0	**	$—
Short-Term Investments	32,063	—	—		32,063

Total Investments	$32,063	$—	$0	**	$32,063

Strategic Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$329,542,429	$111,000,122	$—		$440,542,551

TOTAL DEBT OBLIGATIONS	329,542,429	111,000,122	—		440,542,551

Mutual Funds	1,308,057,407	—	—		1,308,057,407
Short-Term Investments	27,951,381	—	—		27,951,381

Total Investments	1,665,551,217	111,000,122	—		1,776,551,339

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	4,663,514	—		4,663,514
Futures Contracts
Interest rate risk	3,050,428	—	—		3,050,428
Swap Agreements
Interest rate risk	—	15,354,342	—		15,354,342

Total	$1,668,601,645	$131,017,978	$—		$1,799,619,623

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Strategic Fixed Income Fund (continued)
Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(4,239,273)	$—	$(4,239,273)
Futures Contracts
Interest rate risk	(302,566)	—	—	(302,566)
Swap Agreements
Interest rate risk	—	(333,159)	—	(333,159)

Total	$(302,566)	$(4,572,432)	$—	$(4,874,998)

U.S. Treasury Fund
Asset Valuation Inputs
Short-Term Investments	$1,284,633,391	$1,436,602,243	$—	$2,721,235,634

Total Investments	1,284,633,391	1,436,602,243	—	2,721,235,634

Total	$1,284,633,391	$1,436,602,243	$—	$2,721,235,634

World Opportunity Overlay Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$5,790,385	$154,407,971	$160,198,356
Foreign Government Obligations	—	49,810,866	—	49,810,866
U.S. Government	—	531,477,984	—	531,477,984
U.S. Government Agency	—	889,240	—	889,240

TOTAL DEBT OBLIGATIONS	—	587,968,475	154,407,971	742,376,446

Options Purchased	—	12,604,198	—	12,604,198
Short-Term Investments	42,098,960	—	—	42,098,960

Total Investments	42,098,960	600,572,673	154,407,971	797,079,604

Derivatives*
Swap Agreements
Interest rate risk	—	3,940,008	—	3,940,008

Total	$42,098,960	$604,512,681	$154,407,971	$801,019,612

Liability Valuation Inputs
Derivatives*
Written Options
Foreign currency risk	$—	$(136,558)	$—	$(136,558)
Swap Agreements
Interest rate risk	—	(70,805,407)	—	(70,805,407)

Total	$—	$(70,941,965)	$—	$(70,941,965)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that are defaulted and were determined to have a fair value of zero at November 30, 2012 and February 29, 2012.

Additional Level 3 Information

The following table presents additional information about valuation techniques and inputs used for securities and derivatives, if any, that are measured at fair value and categorized within Level 3 as of November 30, 2012.

Fund Name	Description	Fair Value at November 30, 2012	Valuation Technique(s)	Unobservable Input(s)	Resulting Range of Fair Value
Short-Duration Collateral Fund	Agency for International Development Floater Bond (Support of Morocco, Peru and Tunisia)	$28,988,700	Current LIBOR yield curve is adjusted to reflect a liquidity discount	Liquidity Discount*	Possible impact to the range of fair value due to range of liquidity discount, $28,115,646 to $29,890,657 or approximately 0.21% of Fund net assets.

*	The significant unobservable input used in the fair value measurement of Short-Duration Collateral Fund’s U.S. Agency for International Development Floater (Support of Morocco, Peru and Tunisia) is the liquidity discount, expressed as a premium ranging from 75 — 175 basis points (currently 125 basis points) over the current yield curve. Increases (decreases) in this input would result in a lower (higher) fair value measurement.

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*	Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Core Plus Bond Fund
Debt Obligations
Asset Backed Securities	$6,202,282	$—	$(2,182,117)	$72,924	$293,489	$305,210	$292,500		$—	$4,984,288	$445,606
U.S Government Agency	10,046,306	—	(10,100,000)	303,333	—	(249,639)	—		—	—	—

Total	$16,248,588	$—	$(12,282,117)	$376,257	$293,489	$55,571	$292,500		$—	$4,984,288	$445,606

Debt Opportunities Fund
Debt Obligations
Asset-Backed Securities	$164,931,607	$433,294,382	$(72,645,854)	$1,949,062	$7,370,030	$17,619,055	$2,897,550	**	$—	$555,415,832	$17,806,800
U.S. Government Agency	1,433,967	—	(242,531)	4,950	6,524	(1,884)	—		—	1,201,026	(1,884)

Total	$166,365,574	$433,294,382	$(72,888,385)	$1,954,012	$7,376,554	$17,617,171	$2,897,550		$—	$556,616,858	$17,804,916

Emerging Country Debt Fund
Debt Obligations
Asset-Backed Securities	$86,409,729	$—	$(24,848,807)	$28,403	$3,698,775	$12,141,787	$—		$—	$77,429,887	$14,612,448
Corporate Debt	4,020,000	—	(1,034,500)	—	34,500	40,000	—		—	3,060,000	40,000
Foreign Government Agency	51,410,130	—	(17,042,713)	(2,938)	3,194,895	(2,010,705)	—		—	35,548,669	300,027
Foreign Government Obligations	172,025,076	28,179,126	(31,244,899)	3,408,979	7,650,565	840,462	6,584,060	**	(24,809,451)**	162,633,918	5,444,872
Judgments	26,920,000	—	—	530,178	—	1,605,822	—		—	29,056,000	1,605,822

TOTAL DEBT OBLIGATIONS	340,784,935	28,179,126	(74,170,919)	3,964,622	14,578,735	12,617,366	6,584,060		(24,809,451)	307,728,474	22,003,169

Loan Assignments	29,329,530		(3,858,085)	778,049	1,938,894	(2,608,532)				25,579,856	(2,608,532)
Loan Participations	96,063,470	—	(19,660,584)	1,334,690	3,039,741	328,604	—		—	81,105,921	218,669
Rights and Warrants	11,065,955	—	—	—	—	(158,854)	—		—	10,907,101	(158,854)

Total Investments	477,243,890	28,179,126	(97,689,588)	6,077,361	19,557,370	10,178,584	6,584,060		(24,809,451)	425,321,352	19,454,452

Derivatives
Swap Agreements	(1,978,787)	—	26,172,950	—	(26,172,950)	28,734,695	—		(26,755,908)**	—	—
Written Options	—	—	—	—	—	(160,222)			—	(160,222)	(160,222)

Total	$475,265,103	$28,179,126	$(71,516,638)	$6,077,361	$(6,615,580)	$38,753,057	$6,584,060		$(51,565,359)	$425,161,130	$19,294,230

Short-Duration Collateral Fund
Debt Obligations
Asset-Backed Securities	$853,794,387	$—	$(305,313,528)	$104,615	$974,983	$86,897,496	$22,238,598	**	$—	$658,696,551	$85,663,256
U.S. Government Agency	30,604,118	—	(1,707,406)	15,540	(1,165)	77,613	—		—	28,988,700	77,613

Total	$884,398,505	$—	$(307,020,934)	$120,155	$973,818	$86,975,109	$22,238,598		$—	$687,685,251	$85,740,869

World Opportunity Overlay Fund
Debt Obligations
Asset-Backed Securities	$188,075,008	$—	$(57,404,050)	$6,990	$62,145	$19,955,378	$3,712,500	**	$—	$154,407,971	$19,876,076

Total	$188,075,008	$—	$(57,404,050)	$6,990	$62,145	$19,955,378	$3,712,500		$—	$154,407,971	$19,876,076

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Asset Allocation Bond Fund	—	—
Core Plus Bond Fund	18.8%	(0.1)%
Currency Hedged International Bond Fund	19.4%	(0.1)%
Debt Opportunities Fund	85.0%	—
Domestic Bond Fund	69.6%	—
Emerging Country Debt Fund	20.6%	(0.1)%
Global Bond Fund	21.9%	(0.1)%
Inflation Indexed Plus Bond Fund	23.9%	(0.1)%
International Bond Fund	24.6%	(0.1)%
Short-Duration Collateral Fund	83.0%	—
Short-Duration Collateral Share Fund	83.1%	—
Special Purpose Holding Fund	0.0%*	—
Strategic Fixed Income Fund	26.8%	(0.1)%
U.S. Treasury Fund	—	—
World Opportunity Overlay Fund	22.8%	—

*	Represents the interest in securities that are defaulted and were determined to have a fair value of zero at November 30, 2012 and February 29, 2012.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the New York Stock Exchange (“NYSE”) , generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds (except Short-Duration Collateral Fund, Short-Duration Collateral Share Fund and U.S. Treasury Fund) may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it generally acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds (except SPHF) may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds (except SPHF) may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments. As of November 30, 2012, the Funds listed below had entered into reverse repurchase agreements:

Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
World Opportunity Overlay Fund	48,341,430	50,672,994

Inflation-indexed bonds

The Funds (except U.S. Treasury Fund) may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Other matters

Emerging Country Debt Fund (“ECDF”)

In December 2005, ECDF entered into litigation against the Government of Argentina (“Argentina”) relating to Argentina’s failure to make payments on sovereign debt held by ECDF. A judgment was awarded in ECDF’s favor on September 24, 2007; however, ECDF’s ability to collect on this judgment remains uncertain, and ECDF is not able to transfer or sell the judgment without court consent. In late May 2010, Argentina commenced a public debt exchange in which certain defaulted debts, including legal judgments on those debts, were eligible to be exchanged for currently performing Argentina Bonds. The eligible portion of ECDF’s judgment was tendered in the debt exchange and ECDF received new bonds in June 2010. The remaining portion of ECDF’s judgment, which continues to be valued according to ECDF’s valuation policy, represented 1.3% of the net assets of ECDF as of November 30, 2012.

Peru Trust, Series 1998 I-P; Peru Trust, Series 97-I-P; and Peru Trust II, Series 98-A LB (the “Peru Trusts”) held by ECDF are currently in default. The Peru Trusts hold obligations of Istituto per i Servizi Assicurativi e il Credito all’Espotazione (“SACE”), the Italian Agency for Insurance of Export Credits. The obligations are payable only to the extent SACE recovers amounts from the Government of Peru (“Peru”) in relation to certain export insurance policies. Peru fully paid all of its obligations to SACE on August 24, 2009; however, payments to the Peru Trusts by SACE remain outstanding. Litigation between the Peru Trusts and SACE is pending in Italy with respect to the outstanding payments.

The Peru Trusts’ ability to recover such payments, and ECDF’s corresponding ability to receive payment with respect to its investment in the Peru Trusts, remains uncertain. The Peru Trusts, which continue to be valued according to ECDF’s valuation policy, represented less than 0.1% of the net assets of ECDF as of November 30, 2012. Costs associated with this action are borne by ECDF.

In connection with ECDF’s purchase of Venezuelan bonds between 2000 and 2002, ECDF acquired warrants which (along with related payments on those warrants) have not been received in custody. While ECDF’s trading counterparty has acknowledged its delivery obligation, delivery of the warrants remains outstanding. ECDF entered into litigation in February 2012 against ICAP PLC and related entities to seek to enforce ECDF’s rights with respect to the delivery of the warrants. Because there can be no assurance that ECDF will receive the warrants (or related payments), ECDF values the warrants at fair value using methods determined in good faith by or at the discretion of the Trustees of GMO Trust.

Special Purpose Holding Fund

One of the Fund’s principal investments is units of SPV, which in turn holds an interest in liquidating trusts related to NPF Securities (health care asset-backed receivables). In November 2002, National Century Financial Enterprises (“NCFE”), which organized and administered the Issuers and the NPF Securities, defaulted on its obligations with respect to the NPF Securities. The NPF Securities had been acquired by the Fund prior to this default. NCFE and its affiliates are alleged to have violated the terms of the bonds’ indentures by, among other things, purportedly spending cash collateral, accepting collateral other than permitted receivables, moving receivables between trusts to meet compliance tests and reimbursing health care providers for more than the value of receivables purchased. NCFE, its affiliated operations (including the Issuers), and many of the health care providers declared bankruptcy.

In November 2002, the NPF Securities were transferred to SPV to facilitate the redemption of the NPF Securities in-kind, if necessary, to protect the interests of non-redeeming shareholders. In connection with SPHF’s placement of the NPF Securities in SPV, SPHF assigned to SPV the right to any proceeds received in connection with any claims or actions against various parties arising out of SPHF’s purchase of the NPF Securities (including those described below). SPHF’s pro rata portion of the costs associated with SPHF’s attempted recovery of losses associated with the NPF Securities will be borne by SPHF, subject to a priority reimbursement of such costs by SPV in the event SPV receives any proceeds in connection with any claims or actions.

In 2003, SPHF joined with certain other holders of the NPF Securities in filing a lawsuit against certain parties related to the NCFE offerings, including the indenture trustees, underwriters, and certain other parties. In April 2004, a plan of liquidation was approved by the bankruptcy court with respect to NCFE and its affiliated operations (including the Issuers). Pursuant to such plan, SPV received cash distributions, which were distributed, less expenses, to holders of SPV, including SPHF. SPV also received interests in liquidating trusts, which it continues to hold. In July 2005 and April 2006, SPHF entered into settlement agreements with two of the defendants in the lawsuit and received (through its investment in SPV) cash settlements in connection therewith. Litigation against the remaining defendants continues at this time.

The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. To the extent additional recoveries are realized, such recoveries may be material to the net asset value of SPHF.

Funds which hold Special Purpose Holding Fund

SPHF, an investment of some of the Funds, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended November 30, 2012, the Funds received no distributions from SPHF in connection with the defaulted securities or the related litigation.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Debt Opportunities Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Short-Duration Collateral Fund	Short-Duration Collateral Share Fund	Special Purpose Holding Fund/SPV	Strategic Fixed Income Fund	U.S. Treasury Fund	World Opportunity Overlay Fund
Market Risk – Fixed Income Investments Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Asset-Backed Securities Risk	X	X	X	X	X	X	X	X	X	X	X		X		X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Liquidity Risk	X	X	X	X	X	X	X	X	X	X	X		X		X
Derivatives Risk	X	X	X	X	X	X	X	X	X	X	X		X		X
Non-U.S. Investment Risk	X	X	X	X			X	X	X	X	X		X		X
Currency Risk	X	X	X	X		X	X	X	X				X		X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X		X		X
Leveraging Risk	X	X	X	X	X	X	X	X	X				X		X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X		X		X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X		X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X		X	X	X		X		X
Non-Diversified Funds	X	X	X	X	X	X	X	X	X	X	X	X	X		X
Litigation- Related Risk												X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Fixed Income Investments Risk — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). The risks associated with inflation indexed bonds are particularly pronounced for Inflation Indexed Plus Bond Fund, which has significant exposure to TIPS and other inflation indexed bonds.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., foreign currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments. In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and Exchange-Traded Funds (“ETFs”) (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

All of the Funds (except U.S. Treasury Fund) are not diversified investment companies under the 1940 Act.

In addition, each of the Funds (other than U.S. Treasury Fund) invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended.

• LITIGATION-RELATED RISK. The ultimate amount of Special Purpose Holding Fund’s recovery (through its investment in SPV) of losses on the defaulted NPF Securities and the total costs the Special Purpose Holding Fund may incur with respect to its funding of litigation related to the NPF Securities is unknown at this time. Therefore, Special Purpose Holding Fund is subject to the risk that SPV may ultimately be unable to recover certain losses related to the NPF Securities. This could occur because an insufficient amount of money or other assets is (or has been) paid to SPV out of the bankruptcy estates of NCFE, its affiliated operations, and certain other related entities and/or is (or has been) paid to Special Purpose Holding Fund in connection with litigation related to the NPF Securities. In addition, any cash reserves of Special Purpose Holding Fund and any recovery by Special Purpose Holding Fund as a result of the litigation or bankruptcy claims may be used to offset costs with respect to the litigation rather than to recover losses on the defaulted NPF Securities. Special Purpose Holding Fund (through its investment in SPV) has received distributions out of the bankruptcy estate of NCFE and its affiliated operations, but it is uncertain whether or not more distributions may follow. In addition, Special Purpose Holding Fund (through its investment in SPV) has received cash settlements against certain defendants related to the NCFE offerings, but the litigation against the remaining defendants is not predictable, and the amount of time it may take to settle the remaining litigation is unknown at this time.

Temporary Defensive Positions. If deemed prudent by the Manager, the Funds (other than Domestic Bond Fund, Short-Duration Collateral Fund, Short-Duration Collateral Share Fund, Special Purpose Holding Fund and U.S. Treasury Fund) may take temporary defensive positions. Many of the Funds have previously taken temporary defensive positions and have exercised the right to honor redemption requests in-kind.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Information in this section is applicable for all Funds except Special Purpose Holding Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as substitutes for direct investment in securities or other assets. In particular, the Funds may use swaps or other derivatives on an index, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For instance, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting their investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of their derivative positions, the Funds will typically have (or may have, in the case of Domestic Bond Fund) gross investment exposures in excess of its net assets (i.e., the Fund will be (or may be, in the case of Domestic Bond Fund) leveraged) and therefore are subject to heightened risk of loss. The Funds’ (other than Domestic Bond Fund) performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Core Plus Bond Fund	Currency Hedged International Bond Fund	Domestic Bond Fund	Emerging Country Debt Fund	Global Bond Fund	Inflation Indexed Plus Bond Fund	International Bond Fund	Strategic Fixed Income Fund	World Opportunity Overlay Fund
Forward currency contracts
Adjust currency exchange rate risk		X	X		X	X	X	X	X
Adjust exposure to foreign currencies		X	X		X	X	X	X	X
Futures contracts
Adjust exposure to certain markets										X
Adjust interest rate exposure	X	X	X			X	X	X	X	X
Maintain the diversity and liquidity of the portfolio	X	X	X			X	X	X	X	X
Options (Purchased)
Adjust currency exchange rate risk		X	X			X	X	X		X
Adjust exposure to foreign currencies		X	X			X	X	X		X
Adjust interest rate exposure	X				X				X	X
Maintain the diversity and liquidity of the portfolio										X
Options (Written)
Achieve exposure to a reference entity’s credit					X
Adjust currency exchange rate risk										X
Adjust exposure to foreign currencies										X
Adjust interest rate exposure	X								X
Maintain the diversity and liquidity of the portfolio										X
Swap agreements
Achieve exposure to a reference entity’s credit		X	X		X	X		X		X
Adjust exposure to certain markets		X			X		X
Adjust interest rate exposure		X	X		X	X	X	X	X	X
Provide a measure of protection against default loss		X	X	X	X	X		X		X
Rights and/or warrants
Adjust exposure to certain markets					X

Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded. The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2012, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Asset Allocation Bond Fund
Outstanding, beginning of year	$—	2,200	$2,463,734	$290,000,000	—	$490,750
Options written	—	3,366	2,391,174	30,000,000	1,700,000	1,809,016
Options bought back	—	(1,822)	(2,989,310)	(280,000,000)	(1,700,000)	(2,002,766)
Options expired	—	(3,744)	(1,865,598)	(40,000,000)	—	(297,000)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	$—	—	$—

Emerging Country Debt Fund
Outstanding, beginning of year	$—	—	$—	$—	—	$—
Options written	100,000,000	—	—	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	$100,000,000	—	$—	$—	—	$—

Strategic Fixed Income Fund
Outstanding, beginning of year	$—	—	$—	2,150,000,000	—	$1,384,579
Options written	—	—	—	—	—	—
Options bought back	—	—	—	(1,750,000,000)	—	(1,074,579)
Options expired	—	—	—	(400,000,000)	—	(310,000)
Options exercised	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	—	—	$—

World Opportunity Overlay Fund
Outstanding, beginning of year	$—	—	$—	3,000,000	—	$1,097,998
Options written	—	—	—	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	$—	—	$—	3,000,000	—	$1,097,998

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Additionally, Emerging Country Debt Fund owns warrants linked to the price of oil. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit contracts	Commodity contracts	Equity contracts	Foreign Currency contracts	Interest Rate contracts	Other contracts	Total
Core Plus Bond Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$655,059	$—	$—	$655,059
Unrealized Appreciation on Futures Contracts^	—	—	—	—	168,717	—	168,717
Unrealized Appreciation on Swap Agreements	—	—	—	—	316,298	—	316,298

Total	$—	$—	$—	$655,059	$485,015	$—	$1,140,074

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(557,886)	$—	$—	$(557,886)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(100,874)	—	(100,874)
Unrealized Depreciation on Swap Agreements	(9,732)	—	—	—	(44,316)	—	(54,048)

Total	$(9,732)	$—	$—	$(557,886)	$(145,190)	$—	$(712,808)

Currency Hedged International Bond Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$186,979	$—	$—	$186,979
Unrealized Appreciation on Futures Contracts^	—	—	—	—	132,327	—	132,327
Unrealized Appreciation on Swap Agreements	—	—	—	—	72,478	—	72,478

Total	$—	$—	$—	$186,979	$204,805	$—	$391,784

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(316,115)	$—	$—	$(316,115)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(57,605)	—	(57,605)
Unrealized Depreciation on Swap Agreements	(606,354)	—	—	—	(12,753)	—	(619,107)

Total	$(606,354)	$—	$—	$(316,115)	$(70,358)	$—	$(992,827)

Domestic Bond Fund
Liability:
Unrealized Depreciation on Swap Agreements	$(28,799)	$—	$—	—	$—	$—	$(28,799)

Total	$(28,799)	$—	$—	$—	$—	$—	$(28,799)

Emerging Country Debt Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$—	$—	$—	$10,907,101	$10,907,101
Unrealized Appreciation on Forward Currency Contracts	—	—	—	3,017,667	—	—	3,017,667
Unrealized Appreciation on Swap Agreements	59,233,605	—	—	—	1,344,010	—	60,577,615

Total	$59,233,605	$—	$—	$3,017,667	$1,344,010	$10,907,101	$74,502,383

	Credit contracts	Commodity contracts	Equity contracts	Foreign Currency contracts	Interest Rate contracts	Other contracts	Total
Emerging Country Debt Fund (continued)
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,964,434)	$—	$—	$(1,964,434)
Written Options at Value	(160,222)	—	—	—	—	—	(160,222)
Unrealized Depreciation on Swap Agreements	(59,242,343)	—	—	—	—	—	(59,242,343)

Total	$(59,402,565)	$—	$—	$(1,964,434)	$—	$—	$(61,366,999)

Global Bond Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$553,367	$—	$—	$553,367
Unrealized Appreciation on Futures Contracts^	—	—	—	—	339,667	—	339,667
Unrealized Appreciation on Swap Agreements	—	—	—	—	166,029	—	166,029

Total	$—	$—	$—	$553,367	$505,696	$—	$1,059,063

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(715,719)	$—	$—	$(715,719)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(92,031)	—	(92,031)
Unrealized Depreciation on Swap Agreements	(909,531)	—	—	—	(30,924)	—	(940,455)

Total	$(909,531)	$—	$—	$(715,719)	$(122,955)	$—	$(1,748,205)

Inflation Indexed Plus Bond Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$74,458	$—	$—	$74,458
Unrealized Appreciation on Futures Contracts^	—	—	—	—	14,914	—	14,914
Unrealized Appreciation on Swap Agreements	—	—	—	—	132,890	—	132,890

Total	$—	$—	$—	$74,458	$147,804	$—	$222,262

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(62,726)	$—	$—	$(62,726)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(10,100)	—	(10,100)
Unrealized Depreciation on Swap Agreements	—	—	—	—	(4,464)	—	(4,464)

Total	$—	$—	$—	$(62,726)	$(14,564)	$—	$(77,290)

International Bond Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$312,447	$—	$—	$312,447
Unrealized Appreciation on Futures Contracts^	—	—	—	—	207,857	—	207,857
Unrealized Appreciation on Swap Agreements	—	—	—	—	73,660	—	73,660

Total	$—	$—	$—	$312,447	$281,517	$—	$593,964

	Credit contracts	Commodity contracts	Equity contracts	Foreign Currency contracts	Interest Rate contracts	Other contracts	Total
International Bond Fund (continued)
Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(669,561)	$—	$—	$(669,561)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(47,210)	—	(47,210)
Unrealized Depreciation on Swap Agreements	(369,723)	—	—	—	(13,071)	—	(382,794)

Total	$(369,723)	$—	$—	$(669,561)	$(60,281)	$—	$(1,099,565)

Strategic Fixed Income Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$4,663,514	$—	$—	$4,663,514
Unrealized Appreciation on Futures Contracts^	—	—	—	—	3,050,428	—	3,050,428
Unrealized Appreciation on Swap Agreements	—	—	—	—	15,354,342	—	15,354,342

Total	$—	$—	$—	$4,663,514	$18,404,770	$—	$23,068,284

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(4,239,273)	$—	$—	$(4,239,273)
Unrealized Depreciation on Futures Contracts^	—	—	—	—	(302,566)	—	(302,566)
Unrealized Depreciation on Swap Agreements	—	—	—	—	(333,159)	—	(333,159)

Total	$—	$—	$—	$(4,239,273)	$(635,725)	$—	$(4,874,998)

World Opportunity Overlay Fund
Asset:
Investments, at value (purchased options)	$—	$—	$—	$87,654	$12,516,544	$—	$12,604,198
Unrealized Appreciation on Swap Agreements	—	—	—	—	3,940,008	—	3,940,008

Total	$—	$—	$—	$87,654	$16,456,552	$—	$16,544,206

Liability:
Written Options, at value	$—	$—	$—	$(136,558)	$—	$—	$(136,558)
Unrealized Depreciation on Swap Agreements	—	—	—	—	(70,805,407)	—	(70,805,407)

Total	$—	$—	$—	$(136,558)	$(70,805,407)	$—	$(70,941,965)

^	The Fair Values of Derivative Instruments table includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, if any, was as follows for the period ended November 30, 2012.

	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights and/or warrants ($)
Asset Allocation Bond Fund	—	907,844	—	247,839,444	—
Core Plus Bond Fund	160,959,179	134,986,670	204,900,965	7,667,632	—
Currency Hedged International Bond Fund	73,189,233	48,209,763	36,638,620	2,175,950	—
Domestic Bond Fund	—	—	11,500,000	—	—
Emerging Country Debt Fund	399,454,655	—	3,596,272,315	33,333,333	10,707,063
Global Bond Fund	128,773,915	115,792,630	60,836,181	5,353,527	—
Inflation Indexed Plus Bond Fund	18,335,738	9,474,335	18,503,769	863,472	—
International Bond Fund	78,436,861	59,547,816	23,577,299	2,314,105	—
Strategic Fixed Income Fund	297,071,056	321,664,393	566,419,985	355,555,556	—
World Opportunity Overlay Fund	—	301,006,585	6,877,633,452	199,686,233	—

Subsequent Events

Inflation Indexed Plus Bond Fund

The Board of Trustees of GMO Trust has approved the liquidation of GMO Inflation Indexed Plus Bond Fund (the “Fund”). It is expected that the Fund will be liquidated on or about January 30, 2013.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 98.4%

		United States — 98.4%

		Affiliated Issuers — 98.4%
	22,349,321	GMO International Growth Equity Fund, Class IV	539,065,631
	78,452,236	GMO International Intrinsic Value Fund, Class IV	1,607,486,314

		TOTAL MUTUAL FUNDS (COST $1,913,005,858)	2,146,551,945

		SHORT-TERM INVESTMENTS — 2.0%

		Time Deposits — 2.0%
USD	5,314,876	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 12/03/12	5,314,876
EUR	7,131	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 12/03/12	9,255

Par Value		Description	Value ($)
		Time Deposits — continued
USD	15,000,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	15,000,000
USD	15,000,000	Deutsche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	15,000,000
USD	8,207,016	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 12/03/12	8,207,016

		Total Time Deposits	43,531,147

		TOTAL SHORT-TERM INVESTMENTS (COST $43,531,147)	43,531,147

		TOTAL INVESTMENTS — 100.4% (Cost $1,956,537,005)	2,190,083,092
		Other Assets and Liabilities (net) — (0.4%)	(8,377,717)

		TOTAL NET ASSETS — 100.0%	$2,181,705,375

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/28/12	JPM	AUD	54,000,000	USD	56,372,814	$126,271
12/28/12	RBS	AUD	109,818,961	USD	114,672,469	284,748
12/28/12	BOA	CAD	24,928,619	USD	25,050,162	(32,943)
12/28/12	BBH	CHF	128,879,262	USD	138,451,693	(674,191)
12/28/12	BCLY	CHF	42,900,000	USD	46,041,504	(269,286)
12/28/12	MSCI	DKK	215,000,000	USD	37,272,124	(230,422)
12/28/12	RBS	DKK	215,049,044	USD	37,297,832	(213,269)
12/28/12	BCLY	EUR	120,000,000	USD	155,212,200	(894,905)
12/28/12	BOA	EUR	99,747,104	USD	129,004,426	(755,838)
12/28/12	DB	EUR	120,000,000	USD	155,243,280	(863,825)
12/28/12	MSCI	EUR	120,000,000	USD	155,162,400	(944,705)
12/28/12	BOA	GBP	46,051,392	USD	73,777,462	(1,091)
12/28/12	JPM	GBP	150,000,000	USD	240,346,575	32,821
12/28/12	DB	GBP	75,000,000	USD	120,183,075	26,198
12/28/12	MSCI	HKD	181,342,214	USD	23,399,131	(15)
12/28/12	BBH	JPY	6,525,871,223	USD	79,377,125	190,071
12/28/12	BCLY	JPY	6,646,818,512	USD	80,838,232	183,564
12/28/12	DB	JPY	6,525,871,222	USD	79,390,257	203,204
12/28/12	MSCI	JPY	13,051,742,446	USD	158,761,201	387,093
12/28/12	BBH	NOK	174,900,000	USD	30,739,488	(109,429)
12/28/12	BCLY	NOK	175,159,633	USD	30,790,883	(103,828)
12/28/12	JPM	NOK	174,900,000	USD	30,743,151	(105,766)
12/28/12	BBH	NZD	27,948,086	USD	22,890,461	(16,304)
12/28/12	BBH	SEK	253,886,879	USD	37,949,072	(182,794)
12/28/12	BBH	SGD	41,443,174	USD	33,910,471	(42,729)

						$(4,007,370)

Currency Hedged International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,966,836,300	$223,246,792	$—	$223,246,792

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
International Growth Equity Fund, Class IV	$952,180,604	$53,316,474	$492,333,743	$15,307,768	$—	$539,065,631
International Intrinsic Value Fund, Class IV	1,412,697,219	978,459,652	899,143,927	25,311,323	—	1,607,486,314

Totals	$2,364,877,823	$1,031,776,126	$1,391,477,670	$40,619,091	$—	$2,146,551,945

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.2%

	Australia — 0.5%
93,537	GPT Group (REIT)	340,824
310,509	Telstra Corp Ltd	1,396,883

	Total Australia	1,737,707

	Austria — 0.3%
23,024	OMV AG	823,794
9,268	Voestalpine AG	299,432

	Total Austria	1,123,226

	Belgium — 0.7%
28,587	Anheuser-Busch InBev NV	2,510,293

	Canada — 0.1%
32,300	Research In Motion Ltd *	376,863

	Denmark — 0.2%
3,867	Novo-Nordisk A/S-Class B	612,960

	Finland — 0.1%
137,598	Nokia Oyj	452,099

	France — 6.4%
83,547	ArcelorMittal	1,270,172
83,394	AXA	1,373,491
43,319	BNP Paribas	2,424,176
14,155	Bouygues SA	349,806
2,893	Casino Guichard-Perrachon SA	262,644
33,930	CNP Assurances	494,575
11,657	Compagnie de Saint-Gobain	465,615
11,992	European Aeronautic Defense and Space Co NV	404,255
83,304	France Telecom SA	886,089
81,313	GDF Suez	1,829,323
10,586	Lafarge SA	616,046
24,462	Peugeot SA *	150,306
20,995	Renault SA	1,051,751
15,515	Sanofi	1,385,760
20,324	Societe Generale *	736,752
115,774	Total SA	5,802,081
10,569	Vinci SA	467,119
77,741	Vivendi SA	1,672,390

	Total France	21,642,351

	Germany — 3.3%
11,216	Allianz SE (Registered)	1,459,085
8,958	Bayerische Motoren Werke AG	795,542
3,169	Continental AG	351,235
10,412	Daimler AG (Registered)	514,965

Shares	Description	Value ($)
	Germany — continued
18,558	Deutsche Lufthansa AG (Registered)	308,225
11,021	Deutsche Bank AG (Registered)	486,129
19,253	Deutsche Post AG (Registered)	399,901
97,444	E.ON AG	1,757,209
8,417	Hannover Rueckversicherung AG (Registered)	620,632
11,324	HeidelbergCement AG	616,151
7,638	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,304,338
24,145	RWE AG	1,007,177
13,536	Suedzucker AG	533,209
17,341	ThyssenKrupp AG	351,255
3,604	Volkswagen AG	734,073

	Total Germany	11,239,126

	Hong Kong — 0.0%
37	Esprit Holdings Ltd	57

	Ireland — 0.4%
49,997	CRH Plc	915,205
10,426	Kerry Group Plc-Class A	546,207

	Total Ireland	1,461,412

	Italy — 3.6%
835,198	Enel SPA	3,167,669
181,426	ENI SPA	4,302,394
53,553	Fiat Industrial SPA	572,636
75,994	Fiat SPA *	352,381
118,125	Finmeccanica SPA *	621,858
270,229	Intesa Sanpaolo SPA	455,353
128,554	Mediaset SPA	212,720
128,256	Parmalat SPA	294,754
15,699	Prysmian SPA	297,322
980,026	Telecom Italia SPA	892,870
657,793	Telecom Italia SPA-Di RISP	525,393
146,253	UniCredit SPA *	681,686

	Total Italy	12,377,036

	Japan — 10.2%
54,200	Aeon Co Ltd	606,967
31,000	Ajinomoto Co Inc	443,320
16,000	Asahi Breweries Ltd	360,081
13,200	Astellas Pharma Inc	668,235
6,300	Central Japan Railway Co	499,611
17,248	Century Tokyo Leasing Corp	338,692
126,000	Cosmo Oil Co Ltd	245,375
13,600	Credit Saison Co Ltd	303,503
22,446	Daishi Bank Ltd (The)	78,247
5,700	Daito Trust Construction Co Ltd	553,806
1,700	Fast Retailing Co Ltd	387,736

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
16,800	FujiFilm Holdings Corp	309,395
147,000	Hitachi Ltd	851,914
91	INPEX Corp	489,355
78,000	Isuzu Motors Ltd	459,261
154,100	Itochu Corp	1,545,697
21,100	Japan Tobacco Inc	632,674
45,000	JFE Holdings Inc	701,224
139,720	JX Holdings Inc	748,271
201,000	Kawasaki Kisen Kaisha Ltd *	266,656
21,700	KDDI Corp	1,610,203
185,000	Marubeni Corp	1,223,943
273,000	Mazda Motor Corp *	432,640
74,000	Mitsubishi Chemical Holdings Corp	324,659
42,100	Mitsubishi Corp	801,382
50,200	Mitsui & Co Ltd	696,757
127,000	Mitsui OSK Lines Ltd	320,382
184,000	Mizuho Financial Group Inc	296,653
14,400	Nikon Corp	401,238
369,545	Nippon Steel Corp	852,085
66,500	Nippon Telegraph & Telephone Corp	2,991,478
170,000	Nippon Yusen Kabushiki Kaisha	362,716
65,500	Nissan Motor Co Ltd	638,394
1,243	NTT Docomo Inc	1,802,011
2,530	ORIX Corp	254,929
14,800	Otsuka Holdings Co Ltd	439,659
37,000	Ricoh Company Ltd	344,937
31,000	Shizuoka Bank Ltd (The)	306,964
64,500	Showa Shell Sekiyu KK	376,614
321,000	Sojitz Corp	405,964
39,200	Sony Corp	381,938
139,800	Sumitomo Corp	1,741,430
39,000	Sumitomo Metal Mining Co Ltd	536,146
24,200	Sumitomo Mitsui Financial Group Inc	783,364
8,000	Sumitomo Realty & Development Co Ltd	218,789
180,000	Taisei Corp	490,213
33,300	Takeda Pharmaceutical Co Ltd	1,524,383
52,000	TonenGeneral Sekiyu KK	483,530
33,700	Toyota Motor Corp	1,451,024
44,900	Toyota Tsusho Corp	1,037,355
7,100	Unicharm Corp	362,942
10,910	Yamada Denki Co Ltd	386,198

	Total Japan	34,770,940

	Netherlands — 0.7%
61,183	Aegon NV	351,857
5,925	ASML Holding NV	370,491
162,182	ING Groep NV *	1,465,473

	Total Netherlands	2,187,821

Shares	Description	Value ($)
	Norway — 0.3%
42,396	Statoil ASA	1,035,767

	Portugal — 0.2%
257,680	EDP - Energias de Portugal SA	652,013

	Singapore — 0.8%
213,000	CapitaCommercial Trust (REIT)	282,644
328,019	Global Logistic Properties Ltd	754,654
88,522	Keppel Land Ltd	260,866
94,000	SembCorp Industries Ltd	398,568
59,000	StarHub Ltd	180,139
29,000	United Overseas Bank Ltd	444,603
29,386	Venture Corp Ltd	188,222
146,971	Yanlord Land Group Ltd *	173,207

	Total Singapore	2,682,903

	Spain — 3.4%
18,248	ACS Actividades de Construccion y Servicios SA	390,694
205,395	Banco Bilbao Vizcaya Argentaria SA	1,742,678
187,428	Banco Popular Espanol SA *	156,732
361,544	Banco Santander SA	2,785,168
34,211	Ferrovial SA	507,572
58,905	Gas Natural SDG SA	914,826
2,435	Grifols SA *	77,960
117,300	Iberdrola SA	582,857
5,302	Inditex SA	727,867
22,376	Indra Sistemas SA	262,822
250,169	Mapfre SA	704,558
62,947	Repsol YPF SA	1,336,071
89,987	Telefonica SA	1,182,104

	Total Spain	11,371,909

	Sweden — 0.1%
11,108	Svenska Cellulosa AB-Class B	225,056

	Switzerland — 0.5%
8,130	Novartis AG (Registered)	503,795
609	Swisscom AG (Registered)	256,542
3,495	Zurich Insurance Group AG *	892,785

	Total Switzerland	1,653,122

	United Kingdom — 10.4%
6,687	Aggreko Plc	239,207
20,223	Anglo American Plc	561,654
63,900	AstraZeneca Plc	3,035,137
216,006	Aviva Plc	1,215,693
111,790	BAE Systems Plc	586,640
92,784	Balfour Beatty Plc	384,328

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
489,371	Barclays Plc	1,941,009
790,414	BP Plc	5,487,286
23,118	British American Tobacco Plc	1,214,411
361,795	BT Group Plc	1,353,134
44,436	Diageo Plc	1,325,402
20,975	Imperial Tobacco Group Plc	839,378
51,686	Kingfisher Plc	230,406
768,693	Lloyds Banking Group Plc *	574,023
89,560	Marks & Spencer Group Plc	560,661
9,361	Next Plc	549,438
11,961	Rio Tinto Plc	593,942
46,540	Rolls-Royce Holdings Plc *	664,723
3,537,040	Rolls-Royce Holdings Plc-Class C *	5,667
111,998	Royal Dutch Shell Plc A Shares (London)	3,749,856
84,783	Royal Dutch Shell Plc B Shares (London)	2,926,627
326,996	RSA Insurance Group Plc	615,957
28,106	Tate & Lyle Plc	347,951
129,745	TUI Travel Plc	564,448
1,524,032	Vodafone Group Plc	3,931,448
76,154	WM Morrison Supermarkets Plc	328,122
9,522	Wolseley Plc	442,407
28,127	WPP Plc	386,181
30,004	Xstrata Plc	497,446

	Total United Kingdom	35,152,582

	United States — 53.0%
23,600	3M Co.	2,146,420
43,500	Abbott Laboratories	2,827,500
19,300	Accenture Plc-Class A	1,310,856
16,300	Aetna, Inc.	703,997
15,300	AFLAC, Inc.	810,747
6,100	Alexion Pharmaceuticals, Inc. *	585,722
3,300	Allergan, Inc.	306,075
12,100	Allstate Corp. (The)	489,808
21,000	Altria Group, Inc.	710,010
23,800	American Capital Agency Corp. REIT	750,890
26,700	American International Group, Inc. *	884,571
6,000	American Tower Corp. REIT	449,580
8,200	Ameriprise Financial, Inc.	497,494
12,300	Amgen, Inc.	1,092,240
23,800	Apple, Inc.	13,929,664
12,300	Assurant, Inc.	420,783
102,300	AT&T, Inc.	3,491,499
19,000	Automatic Data Processing, Inc.	1,078,440
1,400	AutoZone, Inc. *	537,278
2,000	AvalonBay Communities, Inc. REIT	263,580
74,000	Bank of America Corp.	729,640
14,200	Baxter International Inc	941,034
19,200	BB&T Corp.	540,864

Shares	Description	Value ($)
	United States — continued
13,200	Becton, Dickinson and Co.	1,012,044
5,300	Bed Bath & Beyond, Inc. *	311,216
23,200	Best Buy Co., Inc.	304,152
3,400	Biogen Idec, Inc. *	506,906
2,000	BlackRock, Inc.	394,080
19,500	Bristol–Myers Squibb Co	636,285
6,700	Cabot Oil & Gas Corp.	315,570
10,300	Capital One Financial Corp.	593,280
31,800	CBS Corp.-Class B (Non Voting)	1,144,164
5,500	Celgene Corp. *	432,245
3,400	CF Industries Holdings Inc.	727,702
28,200	Chevron Corp.	2,980,458
1,600	Chipotle Mexican Grill, Inc. *	422,048
15,300	CH Robinson Worldwide, Inc.	944,622
79,100	Cisco Systems, Inc.	1,495,781
11,900	Citigroup, Inc.	411,383
21,100	Coach, Inc.	1,220,424
16,000	Cobalt International Energy, Inc. *	373,120
63,400	Coca-Cola Co. (The)	2,404,128
10,800	Cognizant Technology Solutions Corp.-Class A *	726,084
6,200	Colgate–Palmolive Co.	672,700
33,000	Comcast Corp.- Class A	1,226,940
12,600	Comcast Corp.-Class A (Non-Voting)	454,104
14,400	Computer Sciences Corp.	548,064
7,100	Consolidated Edison, Inc.	396,109
5,300	Cooper Industries Plc	394,850
2,700	Core Laboratories NV	278,586
6,400	Coventry Health Care, Inc.	279,552
10,900	Covidien Plc	633,399
6,100	CR Bard, Inc.	603,961
5,700	Crown Castle International Corp. *	384,864
26,700	CVS Caremark Corp.	1,241,817
9,700	Danaher Corp.	523,509
45,000	Dell, Inc.	433,800
4,000	Digital Realty Trust, Inc. REIT	258,160
27,900	Discover Financial Services	1,160,919
8,500	Dollar General Corp. *	425,000
8,600	Dollar Tree, Inc. *	358,964
13,700	eBay, Inc. *	723,634
20,700	Ecolab, Inc.	1,492,056
35,500	Eli Lilly & Co.	1,740,920
18,500	EMC Corp. *	459,170
5,200	Entergy Corp.	330,408
1,600	Essex Property Trust, Inc. REIT	224,784
11,800	Exelon Corp.	356,596
10,700	Expeditors International of Washington, Inc.	400,394
9,900	Fastenal Co.	413,919
24,200	Fifth Third Bancorp	354,288
8,700	FMC Corp.	482,502
13,900	Forest Laboratories, Inc. *	492,894

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,800	Franklin Resources, Inc.	237,636
12,800	GameStop Corp.-Class A	336,000
15,500	Gap Inc. (The)	534,130
25,800	General Growth Properties, Inc. REIT	499,746
58,100	General Motors Co. *	1,503,628
22,900	General Dynamics Corp.	1,522,850
10,400	General Mills, Inc.	426,296
9,500	Genuine Parts Co.	618,355
6,300	Gilead Sciences, Inc. *	472,500
5,300	Google, Inc.-Class A *	3,701,361
52,100	Hartford Financial Services Group, Inc. (The)	1,103,478
73,100	Hewlett-Packard Co.	949,569
10,600	HollyFrontier Corp.	480,498
48,300	Home Depot, Inc.	3,142,881
6,500	Honeywell International, Inc.	398,645
17,100	Hormel Foods Corp.	530,271
7,800	Illinois Tool Works, Inc.	480,246
7,800	Ingersoll-Rand Plc	380,484
31,800	Intel Corp.	622,326
14,300	International Business Machines Corp.	2,718,001
12,500	Intuit, Inc.	748,875
800	Intuitive Surgical, Inc. *	423,200
19,500	Invesco Ltd.	487,305
71,000	Johnson & Johnson	4,950,830
26,200	JPMorgan Chase & Co.	1,076,296
16,500	Kimberly–Clark Corp.	1,414,380
13,000	Kinder Morgan Inc.	439,530
8,600	L-3 Communications Holdings, Inc.	660,910
8,800	Limited Brands, Inc.	458,920
17,100	Lincoln National Corp.	422,370
4,500	Lockheed Martin Corp.	419,850
13,300	Lowe’s Cos., Inc.	479,997
8,200	LyondellBasell Industries NV-Class A	407,786
21,700	Macy’s, Inc.	839,790
12,400	Marathon Petroleum Corp.	738,296
18,500	Marathon Oil Corp.	570,725
2,000	Mastercard, Inc.-Class A	977,360
24,500	McDonald’s Corp.	2,132,480
4,500	Mead Johnson Nutrition Co.	306,855
15,100	Medtronic, Inc.	635,861
61,800	Merck & Co., Inc.	2,737,740
15,000	MetLife, Inc.	497,850
191,400	Microsoft Corp.	5,095,068
10,300	Monsanto Co.	943,377
13,400	Monster Beverage Corp. *	697,470
4,300	NextEra Energy, Inc.	295,453
18,500	Nike, Inc.-Class B	1,803,380
19,900	NiSource, Inc.	480,983
4,500	O’Reilly Automotive, Inc. *	423,360
68,700	Oracle Corp.	2,205,270

Shares	Description	Value ($)
	United States — continued
26,500	Paychex, Inc.	862,310
38,500	PepsiCo, Inc.	2,703,085
146,773	Pfizer, Inc.	3,672,260
39,600	Philip Morris International Inc.	3,559,248
16,300	Pitney Bowes, Inc.	182,397
1,400	Priceline.com, Inc. *	928,424
51,100	Procter & Gamble Co. (The)	3,568,313
11,600	ProLogis, Inc. REIT	393,704
8,200	Prudential Financial, Inc.	427,384
6,000	Public Storage REIT	843,840
35,200	Qualcomm, Inc.	2,239,424
6,200	Raytheon Co.	354,206
1,800	Regeneron Pharmaceuticals, Inc. *	317,790
89,600	Regions Financial Corp.	597,632
19,000	Reynolds American, Inc.	830,680
12,900	Rockwell Collins, Inc.	737,622
9,200	Ross Stores, Inc.	523,664
20,600	RR Donnelley & Sons Co.	193,640
4,400	Sherwin-Williams Co. (The)	671,088
8,700	Sigma–Aldrich Corp.	630,924
8,700	Simon Property Group, Inc. REIT	1,323,531
20,800	Starbucks Corp.	1,078,896
18,100	Stryker Corp.	980,296
19,700	SunTrust Banks, Inc.	534,855
39,700	Sysco Corp.	1,256,505
4,600	T. Rowe Price Group, Inc.	297,482
4,100	Teradata Corp. *	243,868
8,900	Tesoro Corp.	376,292
7,000	Time Warner Cable, Inc.	664,230
24,800	TJX Cos., Inc. (The)	1,099,632
3,700	TransDigm Group, Inc.	503,274
5,800	Travelers Cos., Inc. (The)	410,756
7,700	Union Pacific Corp.	945,406
27,115	UnitedHealth Group, Inc.	1,474,785
10,200	United Technologies Corp.	817,122
48,200	US Bancorp	1,554,932
37,100	Valero Energy Corp.	1,196,846
2,600	Valspar Corp.	163,228
7,700	Varian Medical Systems, Inc. *	532,532
9,300	Verisk Analytics, Inc.-Class A *	463,512
3,200	VF Corp.	513,632
11,600	Visa, Inc.-Class A	1,736,636
13,700	Walgreen Co.	464,567
35,700	Walt Disney Co. (The)	1,772,862
45,300	Wal–Mart Stores, Inc.	3,262,506
16,800	WellPoint, Inc.	939,120
90,000	Wells Fargo & Co.	2,970,900
8,200	Western Digital Corp.	274,208
11,200	Weyerhaeuser Co. REIT	308,672
3,800	Whirlpool Corp.	386,992

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		United States — continued
	4,400	Whole Foods Market, Inc.	410,784
	4,900	WW Grainger, Inc.	950,698
	13,200	Yum! Brands, Inc.	885,456

		Total United States	180,064,363

		TOTAL COMMON STOCKS (COST $304,106,485)	323,329,606

		PREFERRED STOCKS — 0.5%

		Germany — 0.5%
	2,195	Henkel AG & Co KGaA 1.27%	183,425
	12,089	Porsche Automobil Holding SE 1.35%	897,455
	3,179	Volkswagen AG 1.86%	689,152

		Total Germany	1,770,032

		TOTAL PREFERRED STOCKS (COST $1,398,359)	1,770,032

		MUTUAL FUNDS — 2.8%

		United States — 2.8%

		Affiliated Issuers — 2.8%
	388,333	GMO U.S. Treasury Fund	9,708,325

		TOTAL MUTUAL FUNDS (COST $9,708,325)	9,708,325

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
AUD	14,019	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	14,630
CAD	9,982	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 12/03/12	10,049

Par Value		Description	Value ($)
		Time Deposits — continued
CHF	19,308	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	20,835
GBP	29,963	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	48,006
HKD	77,661	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,020
NOK	57,056	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,072
SEK	138,484	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	20,814
SGD	15,178	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	12,435
EUR	73,719	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	95,876
JPY	5,148,922	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	62,461
USD	2,341,686	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	2,341,686
USD	290,285	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	290,285

		Total Time Deposits	2,937,169

		TOTAL SHORT-TERM INVESTMENTS (COST $2,937,169)	2,937,169

		TOTAL INVESTMENTS — 99.4% (Cost $318,150,338)	337,745,132
		Other Assets and Liabilities (net) — 0.6%	1,921,907

		TOTAL NET ASSETS — 100.0%	$339,667,039

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BCLY	USD	434,691	CAD	429,283	$(2,622)
12/14/12	JPM	USD	597,748	DKK	3,412,091	(2,805)
12/14/12	BBH	USD	269,636	GBP	167,398	(1,449)
12/14/12	BOA	USD	683,835	GBP	422,425	(7,071)
12/14/12	JPM	USD	521,295	GBP	323,479	(3,051)
12/14/12	MSCI	USD	765,997	GBP	475,037	(4,943)
12/14/12	BOA	USD	1,006,508	HKD	7,800,772	35
12/14/12	DB	USD	3,031,554	HKD	23,497,577	366
12/14/12	JPM	USD	1,771,894	HKD	13,733,554	162

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	RBS	USD	2,604,936	HKD	20,189,866	$187
12/14/12	SSB	USD	993,925	HKD	7,703,303	41
12/14/12	BBH	USD	604,301	SEK	4,003,522	(2,751)
12/14/12	BOA	USD	454,385	SEK	3,009,841	(2,141)
12/14/12	BONY	USD	779,006	SEK	5,162,681	(3,287)
12/14/12	BOA	USD	1,264,439	SGD	1,544,058	562
12/14/12	BONY	USD	2,513,808	SGD	3,066,619	(1,419)
12/14/12	DB	USD	1,940,583	SGD	2,367,511	(952)
12/14/12	JPM	USD	2,782,688	SGD	3,392,840	(3,037)
12/14/12	MSCI	USD	4,080,897	SGD	4,983,355	1,815
12/14/12	RBS	USD	1,592,346	SGD	1,943,689	60
12/14/12	SSB	USD	2,329,119	SGD	2,843,540	508
12/14/12	BONY	AUD	953,638	USD	974,914	(19,519)
12/14/12	BCLY	CHF	681,600	USD	736,180	576
12/14/12	JPM	CHF	314,269	USD	339,511	342
12/14/12	RBS	CHF	214,708	USD	231,530	(190)
12/14/12	BBH	DKK	3,955,892	USD	677,109	(12,654)
12/14/12	BBH	EUR	1,803,658	USD	2,354,008	8,055
12/14/12	BOA	EUR	2,827,242	USD	3,689,658	12,366
12/14/12	DB	EUR	624,763	USD	814,804	2,197
12/14/12	JPM	EUR	3,255,700	USD	4,252,680	18,108
12/14/12	MSCI	EUR	1,730,520	USD	2,259,895	9,069
12/14/12	SSB	EUR	672,204	USD	875,931	1,620
12/14/12	BCLY	JPY	145,004,725	USD	1,839,111	79,947
12/14/12	BONY	JPY	56,992,510	USD	723,352	31,931
12/14/12	DB	JPY	204,437,984	USD	2,594,391	114,195
12/14/12	JPM	JPY	116,965,939	USD	1,483,767	64,763
12/14/12	SSB	JPY	54,955,795	USD	696,834	30,123
12/14/12	DB	NOK	4,122,132	USD	724,707	(2,740)

						$306,397

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
30	MSCI Singapore	December 2012	$1,712,342	$36,487
58	TOPIX	December 2012	5,515,514	387,267
31	FTSE/MIB	December 2012	3,190,975	(77,765)

			$10,418,831	$345,989

Sales
1	S&P Toronto 60	December 2012	$141,320	$2,366
11	OMXS 30	December 2012	179,839	(6,408)
12	SPI 200	December 2012	1,415,376	(33,047)

			$1,736,535	$(37,089)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Developed World Stock Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

JPM - J.P. Morgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$322,129,067	$35,028,431	$(19,412,366)	$15,616,065

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$10,163,325	$12,032,000	$12,487,000	$7,065	$—	$9,708,325

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.4%

	Japan — 92.4%
847,000	77 Bank Ltd (The)	3,468,845
36,700	ABC-Mart Inc	1,563,424
3,862	Accordia Golf Co Ltd	3,609,753
1,083	Activia Properties Inc (REIT)	6,715,853
4,019	Advance Residence Investment Corp (REIT)	8,436,784
190,000	Aeon Co Ltd	2,127,744
28,300	Ahresty Corp	135,042
9,586	Aisan Industry Co Ltd	74,332
21,800	Alconix Corp	330,937
34,000	Alfresa Holdings Corp	1,428,689
190,400	Alps Electric Co Ltd	1,205,047
224,700	AOC Holdings Inc	835,487
47,600	Arc Land Sakamoto Co Ltd	710,931
33,300	Arcs Co Ltd	689,567
205,754	Arnest One Corp	2,813,405
27,100	ARRK Corp *	56,942
12,800	Asahi Holdings Inc	217,348
141,000	Asahi Glass Co Ltd	1,078,020
323,000	Asanuma Corp *	232,484
33,000	ASKUL Corp	494,372
20,000	Axell Corp	468,899
99,000	Bando Chemical Industries Ltd	313,311
2,530,000	Bank of Yokohama Ltd (The)	12,027,779
166,500	Belluna Co Ltd	1,241,593
233,000	Best Denki Co Ltd *	342,943
2,009	BIC Camera Inc	989,914
102,000	Brother Industries Ltd	993,056
345,000	Calsonic Kansei Corp	1,595,132
81,456	Cawachi Ltd	1,585,209
9,900	Central Japan Railway Co	785,103
300,420	Century Tokyo Leasing Corp	5,899,220
2,169,000	Chiba Bank Ltd	12,977,019
16,700	Chiyoda Integre Co Ltd	169,418
62,464	Chori Co Ltd	669,615
266,400	Chubu Electric Power Co Inc	3,607,391
204,657	Chuetsu Pulp & Paper Co Ltd	348,961
32,000	Chugoku Marine Paints Ltd	174,039
7,100	Coca–Cola Central Japan Co Ltd	88,608
73,500	Cocokara fine Inc	2,306,957
2,770,000	Cosmo Oil Co Ltd	5,394,360
12,674	Dai-ichi Life Insurance Co Ltd (The)	14,453,713
684,300	Daiei Inc *	1,338,832
121,000	Daihatsu Diesel Manufacturing Co Ltd	325,144
284,570	Daiho Corp	359,807
184,000	Daiichi Jitsugyo Co Ltd	824,606
12,000	Daiichikosho Co Ltd	280,081
61,000	Dainichiseika Color & Chemicals Manufacturing Co Ltd	245,201

Shares	Description	Value ($)
	Japan — continued
28,000	Daio Paper Corp	177,227
207,100	Daito Trust Construction Co Ltd	20,121,615
183	Daiwa House Investment Corp (REIT) *	1,112,185
76,000	Daiwa Industries Ltd	328,993
972,000	Daiwabo Holdings Co Ltd	1,997,484
77,000	Dai Nippon Printing Co Ltd	578,512
47,800	DCM Holdings Co Ltd	307,996
169,012	Dena Co Ltd	6,192,136
286,000	Denki Kagaku Kogyo K K	936,697
1,229,000	DIC Corp	2,214,733
7,500	Doshisha Co Ltd	202,029
3,596	eAccess Ltd	2,652,305
29,000	Eagle Industry Co Ltd	209,881
383,700	Edion Corp	1,505,330
35,100	Electric Power Development Co Ltd	888,598
22,000	Exedy Corp	483,668
14,300	F-Tech Inc	193,807
47,600	Ferrotec Corp	166,204
9,200	Fields Corp	118,925
86,700	Foster Electric Co Ltd	1,562,244
39,152	Fuji Kosan Co Ltd *	219,009
1,713	Fuji Media Holdings Inc	2,496,041
271,000	Fujikura Ltd	765,820
1,300	Fujimori Kogyo Co Ltd	35,280
164,300	Fujisash Co Ltd *	144,275
76,000	Fujitsu General Ltd	699,620
493,000	Fujitsu Ltd	1,874,166
636,000	Fuji Electric Co Ltd	1,362,352
82,000	Fuji Heavy Industries Ltd	924,601
7,807	Fuji Soft Inc	158,022
1,800,000	Fukuoka Financial Group Inc	7,116,140
1,471	FULLCAST Holdings Co Ltd *	274,728
362,000	Furukawa-Sky Aluminum Corp	896,521
324,800	Futaba Industrial Co Ltd *	1,266,947
83,700	Fuyo General Lease Co Ltd	2,359,423
1,546	Geo Corp	1,653,015
58,000	Godo Steel Ltd	101,113
198,229	GSI Creos Corp	257,942
9,600	Gulliver International Co Ltd	363,937
49,000	Gunze Ltd	121,468
56,058	Hajime Construction Co Ltd	1,766,831
17,600	Hakuto Co Ltd	159,930
3,400	Hamakyorex Co Ltd	101,632
1,080,711	Hanwa Co Ltd	3,574,406
12,000	Happinet Corp	86,255
1,154,500	Haseko Corp *	758,551
337,300	Hazama Corp	804,689
92,800	Heiwado Co Ltd	1,293,742
29,000	Higashi Nihon House Co Ltd	110,285

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
25,200	Hikari Tsushin Inc	1,146,726
18,100	Hisamitsu Pharmaceutical Co Inc	943,588
4,900	Hogy Medical Co Ltd	241,000
105,600	Hokkaido Electric Power Co Inc	1,046,860
74,800	Hokuriku Electric Power Co	829,907
647	Hoosiers Corp	457,207
16,475	Hosiden Corp	97,899
104,619	Idemitsu Kosan Co Ltd	8,597,687
9,600	Imasen Electric Industrial Co Ltd	110,840
3,857	Inaba Denki Sangyo Co Ltd	109,758
299,200	Inabata & Co Ltd	1,887,197
435	Industrial & Infrastructure Fund Investment Corp (REIT)	3,367,267
545	INPEX Corp	2,930,750
66,500	IT Holdings Corp	812,897
156,353	Itochu Enex Co Ltd	789,932
5,200	Itochu-Shokuhin Co Ltd	181,853
1,386,000	Itochu Corp	13,902,246
81,100	Itoki Corp	421,948
780,200	Iwatani Corp	2,921,293
265,903	Izumiya Co Ltd	1,314,641
91,000	Izumi Co Ltd	2,036,446
599,000	Izutsuya Co Ltd *	387,763
35,600	Japan Airlines Co Ltd *	1,636,732
1,532	Japan Prime Realty Investment Corp (REIT)	4,532,737
45,000	Japan Pulp & Paper Co Ltd	146,110
359	Japan Excellent Inc (REIT)	2,011,274
6,115	Japan Retail Fund Investment Corp (REIT)	11,138,067
511,432	JFE Holdings Inc	7,969,515
153,239	Joshin Denki Co Ltd	1,581,998
118,900	JVC Kenwood Corp	419,715
2,601,900	JX Holdings Inc	13,934,487
72,840	K’s Holdings Corp	1,649,415
28,700	Kaga Electronics Co Ltd	262,861
524,000	Kajima Corp	1,512,267
103,000	Kamei Corp	908,456
47,000	Kanamoto Co Ltd	599,728
37,000	Kandenko Co Ltd	161,588
112,000	Kaneka Corp	564,061
2,343,000	Kanematsu Corp *	2,737,901
585,300	Kansai Electric Power Co Inc (The)	5,567,306
19,000	Kasai Kogyo Co Ltd	88,834
66,900	Kasumi Co Ltd	422,984
58,000	Kato Works Co Ltd	151,421
76,200	Kato Sangyo Co Ltd	1,358,165
138,000	Kawai Musical Instruments Manufacturing Co Ltd	251,899
3,552,000	Kawasaki Kisen Kaisha Ltd *	4,712,254
81,700	KDDI Corp	6,062,379

Shares	Description	Value ($)
	Japan — continued
78,500	Keiyo Co Ltd	429,323
1,240	Kenedix Realty Investment Corp (REIT)	4,122,917
109,000	Kinki Nippon Tourist Co Ltd *	150,177
108,000	Kitagawa Iron Works Co Ltd	177,467
2,661,000	Kobe Steel Ltd *	2,499,507
142,560	Kohnan Shoji Co Ltd	1,658,541
111,200	Kojima Co Ltd	351,674
30,500	Konaka Co Ltd	222,927
39,770	Kosaido Co Ltd *	149,779
108,000	Krosaki Harima Corp	250,475
896,567	Kumagai Gumi Co Ltd *	840,296
797,842	Kurabo Industries Ltd	1,272,057
46,300	Kuroda Electric Co Ltd	492,075
130,000	Kyodo Printing Co Ltd	358,721
62,000	Kyoritsu Maintenance Co Ltd	1,309,840
68,800	Kyowa Exeo Corp	697,367
103,000	Kyudenko Corp	462,682
133,900	Kyushu Electric Power Co Inc	1,254,803
7,600	Macnica Inc	147,071
105,000	Maeda Corp	472,521
5,300	Mars Engineering Corp	114,829
1,710,000	Marubeni Corp	11,313,205
335,300	Marudai Food Co Ltd	1,162,128
136,074	Maruetsu Inc (The)	442,404
869,000	Maruha Nichiro Holdings Inc	1,446,660
38,000	Maruzen Showa Unyu Co Ltd	107,703
17,700	Matsumotokiyoshi Holdings Co Ltd	424,448
2,836,000	Mazda Motor Corp *	4,494,383
145,200	Medipal Holdings Corp	1,720,722
5,300	Meiko Electronics Co Ltd	42,908
59,100	Meiwa Corp	234,249
1,190	MID REIT Inc (REIT)	2,972,254
72,100	Mikuni Coca–Cola Bottling Co Ltd	601,169
332,344	Mirait Holdings Corp	2,609,374
136,000	Misawa Homes Co Ltd	1,948,580
103,000	Mitsuba Corp	682,795
306,000	Mitsubishi Materials Corp	877,351
50,800	Mitsubishi Shokuhin Co Ltd	1,266,907
134,166	Mitsubishi Steel Manufacturing Co Ltd	244,261
1,094,000	Mitsubishi Chemical Holdings Corp	4,799,693
928,700	Mitsubishi Corp	17,677,997
291,000	Mitsubishi Gas Chemical Co Inc	1,723,506
735,392	Mitsubishi Paper Mills Ltd *	689,770
7,439,300	Mitsubishi UFJ Financial Group Inc	34,216,333
158,390	Mitsubishi UFJ Lease & Finance Co Ltd	6,923,541
1,332,000	Mitsui Chemicals Inc	3,017,729
783,496	Mitsui Engineer & Shipbuilding Co Ltd	1,038,895
571,000	Mitsui Matsushima Co Ltd	923,831
32,000	Mitsui Sugar Co Ltd	98,010

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
731,200	Mitsui & Co Ltd	10,148,780
62,000	Mitsui Home Co Ltd	302,295
570,000	Mitsui Mining & Smelting Co Ltd	1,132,651
3,394,000	Mitsui OSK Lines Ltd	8,562,018
96,000	Miyaji Engineering Group Inc *	173,944
6,512,400	Mizuho Financial Group Inc	10,499,563
204,000	Morinaga Milk Industry Co Ltd	662,092
37,250	Moshi Moshi Hotline Inc	531,838
95	MTI Ltd	90,898
3,400	Nafco Co Ltd	48,251
23,100	Nagase & Co	251,423
566,000	Nakayama Steel Works Ltd *	373,503
169,123	Namura Shipbuilding Co Ltd	503,611
55,900	NEC Capital Solutions Ltd	778,867
1,632,000	NEC Corp *	2,856,156
22,500	NEC Mobiling Ltd	896,250
12,400	NEC Fielding Ltd	144,845
14,400	NEC Networks & System Integration Corp	257,850
97,300	New Japan Chemical Co Ltd	366,101
70,000	Nichias Corp	335,784
13,300	Nichiha Corp	150,461
200	Nichirei Corp	1,086
50,200	Nihon Unisys Ltd	360,912
197,000	Nihon Yamamura Glass Co Ltd	419,050
22,400	Nintendo Co Ltd	2,691,894
252,000	Nippon Carbide Industries Co Inc	624,531
571,000	Nippon Coke & Engineering Co Ltd	688,991
39,000	Nippon Corp	450,720
119,000	Nippon Formula Feed Manufacturing Co Ltd	147,629
1,470,700	Nippon Light Metal Co Ltd *	1,325,244
4,000	Nippon Pillar Packing Co Ltd	24,415
379,000	Nippon Road Co Ltd (The)	1,444,896
22,400	Nippon Seiki Co Ltd	221,916
86,000	Nippon Shokubai Co Ltd	839,953
102,000	Nippon Soda Co Ltd	448,613
162,000	Nippon Steel Trading Co Ltd	374,820
65,000	Nippon Densetsu Kogyo Co Ltd	569,335
434,000	Nippon Electric Glass Co Ltd	2,485,304
19,000	Nippon Flour Mills Co Ltd	80,333
158,900	Nippon Paper Group Inc	1,955,437
1,695,000	Nippon Sheet Glass Co Ltd	1,905,415
227,100	Nippon Suisan Kaisha Ltd	403,405
432,100	Nippon Telegraph & Telephone Corp	19,437,857
135,500	Nippon Yakin Koguo Co Ltd *	122,038
3,319,000	Nippon Yusen Kabushiki Kaisha	7,081,500
48,300	Nishimatsuya Chain Co Ltd	389,886
1,328,984	Nishimatsu Construction Co Ltd	2,218,046
80,572	Nissan Shatai Co Ltd	926,416
72,000	Nissan Tokyo Sales Holdings Co Ltd *	280,743

Shares	Description	Value ($)
	Japan — continued
132,600	Nissan Chemical Industries Ltd	1,600,698
82,600	Nissan Motor Co Ltd	805,058
86,000	Nissei Build Kogyo Co Ltd	186,380
98,700	Nissen Holdings Co Ltd	381,682
67,300	Nisshin Steel Holdings Co Ltd *	478,411
141,000	Nisshinbo Holdings Inc	1,001,544
153,000	Nissin Corp	365,880
14,400	Nitori Holdings Co Ltd	1,071,924
68,000	Nittetsu Mining Co Ltd	282,097
46,900	Nittoc Construction Co Ltd	179,553
559	Nomura Real Estate Office Fund (REIT)	3,351,421
281,000	NS United Kaiun Kaisha Ltd *	329,100
1,164,000	NTN Corp	2,424,588
2,702	NTT Docomo Inc	3,917,163
424,000	Oki Electric Industry Co Ltd *	407,644
13,900	Okinawa Cellular Telephone Co	306,004
51,900	Okinawa Electric Power Co	1,542,454
77,000	Okuwa Co Ltd	1,015,401
10,000	Onoken Co Ltd	78,194
20,000	Oracle Corp	841,547
70,450	ORIX Corp	7,098,719
246,000	Pacific Metals Co Ltd	833,057
18,400	Paltac Corp	218,572
5,000	Parco Co Ltd	50,446
314	Pasona Group Inc	183,537
147,620	Penta Ocean Construction Co Ltd	372,611
2,812	PGM Holdings KK	2,419,343
79,291	Point Inc	2,867,579
464	Premier Investment Corp (REIT)	1,690,909
166,000	Press Kogyo Co Ltd	710,926
860,000	Prima Meat Packers Ltd	1,474,356
3,100	PS Mitsubishi Construction Co Ltd	14,563
82,800	Raito Kogyo Co Ltd	400,406
179,000	Rengo Co Ltd	933,944
317,000	Ricoh Company Ltd	2,955,269
25,300	Right On Co Ltd	187,991
27,000	Riken Corp	97,386
16,800	Riso Kagaku Corp	318,327
69,886	Round One Corp	394,284
54,000	Ryobi Ltd	123,599
14,500	S Foods Inc	135,233
16,300	Saint Marc Holdings Co Ltd	590,915
141,000	San-Ai Oil Co Ltd	620,037
84,000	Sanden Corp	325,427
31,000	Sanki Engineering	146,878
167,000	Sankyo–Tateyama Holdings Inc	344,026
38,300	Sankyo Co Ltd	1,571,375
163,418	Sankyu Inc	668,667
52,400	Sanoyas Holdings Corp *	92,122

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
95,800	Sanshin Electronics Co Ltd	653,081
71,000	Sanyo Special Steel Co Ltd	208,447
2,100	San–A Co Ltd	76,246
573,000	Sasebo Heavy Industries Co Ltd	537,512
441,000	Sata Construction Co Ltd *	353,719
74,000	Seika Corp	205,080
459,000	Seikitokyu Kogyo Co Ltd *	319,139
237,000	Seiko Holdings Corp *	545,639
44,000	Seino Holdings Co Ltd	267,281
10,700	Seiren Co Ltd	64,062
282	Sekisui House SI Investment Co (REIT)	1,297,154
260,516	Senko Co Ltd	1,095,063
30,500	Senshukai Co Ltd	193,811
810,000	Sharp Corp	1,692,055
9,400	Shimachu Co Ltd	198,320
12,800	Shinko Plantech Co Ltd	101,949
34,400	Shinko Shoji Co Ltd	284,565
45,000	ShinMaywa Industries Ltd	272,903
11,608,000	Shinsei Bank Ltd	19,776,156
185,618	Shinsho Corp	336,631
59,668	Shiroki Corp	136,504
938,000	Shizuoka Bank Ltd (The)	9,288,138
63,500	Shizuoka Gas Co Ltd	459,926
37,955	Showa Corp	382,139
65,000	Showa Sangyo Co Ltd	217,247
879,300	Showa Shell Sekiyu KK	5,134,218
4,900	Siix Corp	61,601
71,000	Sinanen Co Ltd	296,977
83,600	Skymark Airlines Inc *	450,948
38,500	Sodick Co Ltd	169,413
5,962,800	Sojitz Corp	7,541,061
69,200	Stanley Electric Co Ltd	975,539
38,013	Sumida Corp	190,780
613,176	Sumikin Bussan Corp	1,535,684
259,400	Sumiseki Holdings Inc *	231,035
358,000	Sumitomo Chemical Co Ltd	1,026,186
14,100	Sumitomo Densetsu Co Ltd	137,962
435,000	Sumitomo Heavy Industries Ltd	1,838,017
2,780,000	Sumitomo Light Metal Industries Ltd	2,298,157
892,300	Sumitomo Mitsui Construction Co Ltd *	575,863
26,000	Sumitomo Seika Chemicals Co Ltd	92,182
1,215,000	Sumitomo Corp	15,134,746
1,099,000	Sumitomo Mitsui Financial Group Inc	35,575,077
3,712,000	Sumitomo Mitsui Trust Holdings Inc	11,317,774
276,000	Suruga Bank Ltd	3,575,857
40,752	Suzuken Co Ltd	1,215,369
66,000	SWCC Showa Holdings Co Ltd	49,911
39,000	T RAD Co Ltd	91,835
16,600	Tachi-S Co Ltd	321,266

Shares	Description	Value ($)
	Japan — continued
337	Tact Home Co Ltd	340,928
437,400	Taihei Kogyo Co Ltd	1,557,191
667,836	Taisei Corp	1,818,788
114,000	Takashima & Co Ltd	361,435
55,000	Takashimaya Co Ltd	348,750
4,151	Take And Give Needs Co Ltd	435,881
187,000	Takeda Pharmaceutical Co Ltd	8,560,351
36,000	Takiron Co Ltd	120,460
75,000	TBK Co Ltd	379,536
26,900	Teikoku Piston Ring Co Ltd	338,486
556,000	Tekken Corp	718,030
25,020	Tera Probe Inc *	181,304
20,700	Terumo Corp	879,601
657,098	TOA Corp	999,598
57,000	Toa Road Corp	159,010
80,000	Toagosei Co Ltd	343,393
667,388	Tobishima Corp *	698,678
243,700	Tohoku Electric Power Co Inc *	2,213,151
162,400	Toho Holdings Co Ltd	3,109,258
208,000	Tohto Suisan Co Ltd	318,759
42,900	Tokai Rika Co Ltd	555,683
23,490	Token Corp	1,070,892
718,400	Tokio Marine Holdings Inc	18,500,419
542,000	Tokuyama Corp	910,820
71,000	Tokyo Dome Corp *	229,290
103,000	Tokyo Tekko Co Ltd	354,213
552	Tokyu REIT Inc (REIT)	2,977,981
210,577	Tokyu Construction Co Ltd	404,098
3,800	Tomen Electronics Corp	44,799
407,000	TonenGeneral Sekiyu KK	3,784,551
21,500	Toppan Forms Co Ltd	201,314
141,000	Toppan Printing Co Ltd	875,645
102,000	Topy Industries Ltd	218,813
761,000	Tosoh Corp	1,640,703
24,633	Totetsu Kogyo Co Ltd	288,523
79,190	Touei Housing Corp	828,114
73,000	Toyo Kanetsu KK	157,610
12,000	Toyo Kohan Co Ltd	31,685
734,000	Toyo Tire & Rubber Co Ltd	2,047,181
55,600	Toyota Motor Corp	2,393,975
494,200	Toyota Tsusho Corp	11,417,834
40,200	TS Tech Co Ltd	716,512
40,300	Tsumura & Co	1,310,205
134,600	T–Gaia Corp	1,279,423
341,000	Ube Industries Ltd	708,336
272,000	Uchida Yoko Co Ltd	727,020
68,900	Unipres Corp	1,655,675
5,430	United Urban Investment Corp (REIT)	6,172,914
1,455,000	Unitika Ltd *	706,199

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		Japan — continued
	272,400	UNY Co Ltd	1,909,572
	377,730	Usen Corp *	578,903
	10,437	USS Co Ltd	1,114,510
	48,600	Valor Co Ltd	754,213
	17,700	Vital KSK Holdings Inc	172,623
	19,701	Warabeya Nichiyo Co Ltd	361,206
	15,200	Xebio Co Ltd	274,239
	133,010	Yamada Denki Co Ltd	4,708,362
	68,800	Yamazen Corp	474,714
	6,400	Yokohama Reito Co Ltd	44,081
	75,200	Yonekyu Corp	636,524
	30,000	Yorozu Corp	438,881
	959,000	Yuasa Trading Co Ltd	1,714,817
	84,000	Yurtec Corp	280,744

		Total Japan	779,533,383

		TOTAL COMMON STOCKS (COST $800,890,578)	779,533,383

		SHORT-TERM INVESTMENTS — 6.7%

		Time Deposits — 6.7%
USD	10,000,000	Barclays (London) Time Deposit, 0.07%, due 12/03/12	10,000,000

Par Value		Description	Value ($)
		Time Deposits — continued
JPY	38,286,666	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	464,447
USD	9,535,722	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	9,535,722
USD	10,000,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 12/03/12	10,000,000
USD	10,000,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	10,000,000
USD	6,717,536	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 12/03/12	6,717,536
USD	10,000,000	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 12/03/12	10,000,000

		Total Time Deposits	56,717,705

		TOTAL SHORT-TERM INVESTMENTS (COST $56,717,705)	56,717,705

		TOTAL INVESTMENTS — 99.1% (Cost $857,608,283)	836,251,088
		Other Assets and Liabilities (net) — 0.9%	7,309,992

		TOTAL NET ASSETS — 100.0%	$843,561,080

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/28/12	BBH	JPY	7,774,128,777	USD	94,560,246	$226,427
12/28/12	BCLY	JPY	9,308,134,419	USD	113,287,331	339,387
12/28/12	DB	JPY	7,774,128,778	USD	94,575,891	242,072
12/28/12	MSCI	JPY	15,548,257,554	USD	189,128,774	461,136

						$1,269,022

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
455	TOPIX	December 2012	$43,268,251	$1,801,407

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Flexible Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

DB - Deutsche Bank AG

MSCI - Morgan Stanley & Co. International PLC

Currency Abbreviations:

JPY - Japanese Yen

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$885,436,054	$45,261,764	$(94,446,730)	$(49,184,966)

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 93.5%

	Australia — 5.9%
394,977	ALS Ltd (Queensland)	3,923,833
7,915,339	Arrium Ltd	6,791,591
291,238	Australia and New Zealand Banking Group Ltd	7,411,781
334,543	BHP Billiton Ltd	12,047,677
1,572,325	Billabong International Ltd	1,512,347
15,103,906	BlueScope Steel Ltd *	8,368,119
177,956	Commonwealth Bank of Australia	11,093,361
351,838	CSL Ltd	18,976,903
7,078,146	Dexus Property Group (REIT)	7,429,766
5,999,371	Goodman Fielder Ltd *	4,199,346
1,921,982	Goodman Group (REIT)	9,268,228
2,144,407	GPT Group (REIT)	7,813,636
2,007,238	Investa Office Fund (REIT)	6,077,988
360,609	JB Hi–Fi Ltd	3,737,838
224,378	Macquarie Group Ltd	7,680,938
4,200,523	Mirvac Group (REIT)	6,450,770
545,206	Myer Holdings Ltd	1,234,532
2,490,562	Pacific Brands Ltd	1,547,794
1,948,735	Qantas Airways Ltd *	2,698,126
2,596,372	QBE Insurance Group Ltd	29,667,239
1,667,480	Resolute Mining Ltd	3,222,497
4,483,543	Stockland (REIT)	15,868,105
1,604,073	TABCORP Holdings Ltd	4,690,097
602,799	Tatts Group Ltd	1,842,547
10,160,082	Telstra Corp Ltd	45,707,040
99,886	Wesfarmers Ltd	3,704,945
1,019,200	Westpac Banking Corp	27,146,147

	Total Australia	260,113,191

	Austria — 0.6%
86,524	Andritz AG	5,512,399
336,479	OMV AG	12,039,145
71,527	Raiffeisen International Bank Holding	2,947,827
203,982	Voestalpine AG	6,590,295

	Total Austria	27,089,666

	Belgium — 1.8%
394,418	Ageas	10,555,513
625,416	Anheuser-Busch InBev NV	54,919,269
288,078	Belgacom SA	8,469,994
109,087	Delhaize Group	4,041,716

	Total Belgium	77,986,492

	Canada — 3.2%
32,600	Agrium Inc	3,329,082
50,500	Alimentation Couche Tard Inc	2,494,624
95,500	BCE Inc	4,043,620
593,800	Canadian Natural Resources Ltd	17,090,393
18,000	Canadian Tire Corp Ltd	1,194,141

Shares	Description	Value ($)
	Canada — continued
147,100	Canadian National Railway Co	13,229,893
28,000	Canadian Pacific Railway Ltd	2,612,976
33,100	Dollarama Inc	2,114,255
92,665	Enbridge Inc	3,751,937
744,900	Encana Corp	16,272,542
410,830	First Quantum Minerals Ltd	8,437,038
216,400	Husky Energy Inc	6,073,622
562,700	Manulife Financial Corp	7,239,448
80,255	Methanex Corp	2,428,616
119,400	Metro Inc - Class A	7,351,391
1,121,000	Research In Motion Ltd *	13,079,368
230,958	Royal Bank of Canada	13,694,495
375,400	Sherritt International Corp	1,923,578
598,800	Sun Life Financial Inc	16,390,368

	Total Canada	142,751,387

	Denmark — 1.0%
6,853	Coloplast A/S	1,600,077
74,697	GN Store Nord A/S	1,055,126
267,454	Novo-Nordisk A/S - Class B	42,394,260

	Total Denmark	45,049,463

	Finland — 0.6%
255,516	Neste Oil Oyj	3,266,302
59,168	Nokian Renkaat Oyj	2,473,602
6,425,171	Nokia Oyj	21,110,861
87,850	Tieto Oyj	1,688,951

	Total Finland	28,539,716

	France — 11.0%
1,226,676	Air France–KLM *	11,265,234
119,691	Arkema	12,250,270
399,557	AXA	6,580,665
333,321	BNP Paribas	18,652,990
71,086	Bouygues SA	1,756,714
57,501	Compagnie Generale des Etablissements Michelin - Class B	5,359,091
85,323	Essilor International SA	8,243,667
295,738	European Aeronautic Defense and Space Co NV	9,969,438
1,045,635	France Telecom SA	11,122,224
138,303	GDF Suez	3,111,443
69,734	Gemalto NV	6,416,955
38,958	L’Oreal SA	5,290,430
40,128	Lafarge SA	2,335,227
233,164	Lagardere SCA	7,028,466
49,846	Pernod-Ricard SA	5,647,844
1,673,899	Peugeot SA *	10,285,195
51,431	Rallye SA	1,539,561
10,289	Remy Cointreau SA	1,152,854
499,199	Renault SA	25,007,524

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	France — continued
77,183	Safran SA	3,164,481
1,481,264	Sanofi	132,302,727
3,409,044	Total SA	170,846,201
991,987	Vivendi SA	21,339,953
71,287	Zodiac Aerospace	7,971,020

	Total France	488,640,174

	Germany — 6.2%
103,239	Adidas AG	9,081,702
147,334	Aurubis AG	9,363,504
403,456	Bayer AG (Registered)	36,513,902
33,890	Beiersdorf AG	2,657,891
59,967	Continental AG	6,646,417
531,286	Deutsche Lufthansa AG (Registered)	8,823,985
86,236	Deutsche Bank AG (Registered)	3,803,817
308,139	Deutsche Post AG (Registered)	6,400,316
70,295	Duerr AG	5,867,177
4,257,682	E.ON AG	76,778,827
228,903	GEA Group AG	7,486,592
94,789	Lanxess AG	8,256,015
174,783	Leoni AG	6,070,332
98,491	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	16,819,261
665,343	RWE AG	27,753,904
120,898	Salzgitter AG	5,569,101
335,429	SAP AG	26,189,974
249,505	Suedzucker AG	9,828,478

	Total Germany	273,911,195

	Greece — 0.2%
597,606	Marfin Investment Group SA *	245,313
902,628	OPAP SA	5,871,995
609,422	Public Power Corp SA *	3,535,193

	Total Greece	9,652,501

	Hong Kong — 0.9%
189,000	Cheung Kong Holdings Ltd	2,878,733
1,543,721	CLP Holdings Ltd	13,488,774
4,027,100	Esprit Holdings Ltd	6,237,257
948,000	Galaxy Entertainment Group Ltd *	3,606,831
4,909,000	Pacific Basin Shipping Ltd	2,597,578
578,500	Swire Pacific Ltd	7,108,768
1,125,000	Yue Yuen Industrial Holdings	3,918,478

	Total Hong Kong	39,836,419

	Ireland — 0.8%
539,215	C&C Group Plc	2,872,125
614,916	CRH Plc	11,256,157
137,700	DCC Plc	4,154,249
182,870	Kerry Group Plc - Class A	9,580,365

Shares	Description	Value ($)
	Ireland — continued
87,321	Paddy Power Plc	6,588,727

	Total Ireland	34,451,623

	Israel — 0.2%
543,520	Africa Israel Investments Ltd *	1,311,839
76,066	Mellanox Technologies Ltd *	5,775,215
318,686	Partner Communications Co Ltd	2,058,324
1,999	Paz Oil Co Ltd	278,501

	Total Israel	9,423,879

	Italy — 5.4%
2,089,719	A2A SPA	1,139,523
196,571	Azimut Holding SPA	2,565,010
18,579,294	Enel SPA	70,465,983
2,821,829	ENI SPA	66,917,743
26,262	Exor SPA	650,026
793,012	Fiat Industrial SPA	8,479,586
1,297,757	Fiat SPA *	6,017,649
2,702,026	Finmeccanica SPA *	14,224,570
728,038	Impregilo SPA	3,005,720
3,550,755	Intesa Sanpaolo SPA	5,983,250
1,234,950	Intesa Sanpaolo SPA-Di RISP	1,688,489
27,500	Lottomatica SPA	606,656
64,678	Luxottica Group SPA	2,659,922
910,518	Mediolanum SPA	4,443,823
938,571	Pirelli & C SPA	10,905,716
239,709	Recordati SPA	2,006,828
19,662,639	Telecom Italia SPA	17,913,997
14,113,972	Telecom Italia SPA-Di RISP	11,273,127
1,145,002	Terna SPA	4,351,825
46,503	Tod’s SPA	5,676,078

	Total Italy	240,975,521

	Japan — 22.3%
14,400	ABC-Mart Inc	613,441
3,681	Accordia Golf Co Ltd	3,440,575
1,570	Advance Residence Investment Corp (REIT)	3,295,783
274,700	Advantest Corp	3,689,159
1,489,800	Aeon Co Ltd	16,683,754
657,000	Anritsu Corp	8,473,857
589,800	Astellas Pharma Inc	29,857,941
266,200	Credit Saison Co Ltd	5,940,629
644,650	Daiei Inc *	1,261,257
2,465,000	Daikyo Inc	5,945,462
317,600	Daito Trust Construction Co Ltd	30,857,677
925,000	Daiwabo Holdings Co Ltd	1,900,898
361,400	Dena Co Ltd	13,240,705
1,521,000	DIC Corp	2,740,935
236,700	Eisai Co Ltd	9,949,009
43,400	Fast Retailing Co Ltd	9,898,658
1,307,000	Fuji Electric Co Ltd	2,799,676

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
765,000	Fuji Heavy Industries Ltd	8,625,847
149,500	Fuji Oil Co Ltd	2,147,879
583,000	Gunze Ltd	1,445,225
506,000	Hanwa Co Ltd	1,673,574
7,053,373	Haseko Corp *	4,634,337
103,600	Hikari Tsushin Inc	4,714,316
1,227	INPEX Corp	6,598,220
1,504,348	Isuzu Motors Ltd	8,857,549
2,266,800	Itochu Corp	22,737,093
34,300	J Trust Co Ltd	562,261
874,300	Japan Tobacco Inc	26,215,506
602,000	JFE Holdings Inc	9,380,813
678,000	Juki Corp	768,026
6,117,430	JX Holdings Inc	32,761,923
323,020	K’s Holdings Corp	7,314,581
3,866,000	Kajima Corp	11,157,300
106,220	Kakaku.com Inc	3,662,399
340,100	Kao Corp	9,351,572
5,856,000	Kawasaki Kisen Kaisha Ltd *	7,768,851
589,800	KDDI Corp	43,764,882
444,000	Kinugawa Rubber Industrial Co Ltd	2,847,084
2,050,000	Kobe Steel Ltd *	1,925,588
168,484	Kohnan Shoji Co Ltd	1,960,141
296,000	Kurimoto Ltd	1,002,093
141,400	Lawson Inc	9,572,261
1,458,500	Leopalace21 Corp *	4,600,586
374,000	Look Inc	1,873,701
2,323,000	Marubeni Corp	15,368,757
4,547,000	Mazda Motor Corp *	7,205,910
340,194	Medipal Holdings Corp	4,031,539
56,604	Meiji Holdings Co Ltd	2,519,940
16,400	Misawa Homes Co Ltd	234,976
2,290,500	Mitsubishi Chemical Holdings Corp	10,049,084
1,519,400	Mitsubishi Corp	28,922,094
125,850	Mitsubishi UFJ Lease & Finance Co Ltd	5,501,153
1,644,783	Mitsui Engineer & Shipbuilding Co Ltd	2,180,939
719,300	Mitsui & Co Ltd	9,983,613
1,695,000	Mitsui Mining & Smelting Co Ltd	3,368,148
2,932,866	Mitsui OSK Lines Ltd	7,398,719
12,222,500	Mizuho Financial Group Inc	19,705,625
352,900	Namco Bandai Holdings Inc	4,954,322
366,000	Nikon Corp	10,198,140
74,900	Nintendo Co Ltd	9,001,019
3,088,600	Nippon Light Metal Co Ltd *	2,783,130
436,300	Nippon Paper Group Inc	5,369,146
3,847,000	Nippon Steel Corp	8,870,287
1,018,600	Nippon Telegraph & Telephone Corp	45,821,340
3,481,000	Nippon Yusen Kabushiki Kaisha	7,427,147
421,608	Nipro Corp	3,086,605
120,500	Nitori Holdings Co Ltd	8,969,919
70,600	Nitto Denko Corp	3,687,219

Shares	Description	Value ($)
	Japan — continued
399,297	North Pacific Bank Ltd *	1,042,996
10,131	NTT Docomo Inc	14,687,187
1,810,000	Obayashi Corp	8,575,419
1,768,000	Oki Electric Industry Co Ltd *	1,699,798
109,700	Ono Pharmaceutical Co Ltd	6,008,874
400,000	Orient Corp *	813,262
1,819,500	Penta Ocean Construction Co Ltd	4,592,647
146,110	Point Inc	5,284,104
6,683,100	Resona Holdings Inc	28,053,706
710,000	Ricoh Company Ltd	6,619,057
758,500	Round One Corp	4,279,316
119,600	Ryohin Keikaku Co Ltd	7,650,136
200,600	Sankyo Co Ltd	8,230,232
255,500	Seven & I Holdings Co Ltd	7,446,021
373,800	Seven Bank Ltd	975,925
407,600	Shinko Electric Industries Co Ltd	2,859,875
654,000	SoftBank Corp	24,598,491
4,907,300	Sojitz Corp	6,206,186
2,047,420	Sumitomo Light Metal Industries Ltd	1,692,551
2,202,000	Sumitomo Corp	27,429,391
282,300	Sumitomo Mitsui Financial Group Inc	9,138,166
1,206,000	SxL Corp *	2,043,575
5,598,000	Taiheiyo Cement Co Ltd	12,526,950
4,089,000	Taisei Corp	11,136,004
445,500	Taiyo Yuden Co Ltd	3,895,275
1,030,300	Takeda Pharmaceutical Co Ltd	47,164,332
960,400	Tokyo Electric Power Co Inc (The) *	1,521,963
423,000	Tokyo Gas Co Ltd	2,076,596
2,042,000	Tokyo Tatemono Co Ltd *	8,194,026
396,000	TonenGeneral Sekiyu KK	3,682,266
609,000	Tosoh Corp	1,312,993
1,028,200	Toyota Motor Corp	44,271,312
806,700	Toyota Tsusho Corp	18,637,732
440,000	Tsugami Corp	2,735,202
86,265	Unicharm Corp	4,409,745
2,124,645	Unitika Ltd *	1,031,217
928,800	UNY Co Ltd	6,511,052
61,290	USS Co Ltd	6,544,825
1,422	Wacom Co Ltd	4,065,519
494,130	Yamada Denki Co Ltd	17,491,490

	Total Japan	992,287,209

	Malta — 0.0%
15,998,662	BGP Holdings Plc *	—

	Netherlands — 1.3%
2,018,738	Aegon NV	11,609,551
272,076	ASML Holding NV	17,012,949
224,644	CSM NV	4,443,395
95,335	Delta Lloyd NV	1,425,246
1,111,743	ING Groep NV *	10,045,684

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
1,082,343	Koninklijke BAM Groep NV	4,191,884
919,534	SNS REAAL NV *	1,257,848
29,600	Vopak	2,188,056
75,966	Wereldhave NV (REIT)	4,668,484

	Total Netherlands	56,843,097

	New Zealand — 0.6%
1,552,192	Chorus Ltd	4,333,149
1,153,685	Fletcher Building Ltd	7,502,626
8,890,481	Telecom Corp of New Zealand	16,864,704

	Total New Zealand	28,700,479

	Norway — 0.3%
225,732	Aker Solutions ASA	4,242,183
125,673	Petroleum Geo–Services ASA	2,103,146
251,214	TGS Nopec Geophysical Co ASA	7,941,296

	Total Norway	14,286,625

	Portugal — 0.2%
4,061,492	EDP - Energias de Portugal SA	10,276,880

	Singapore — 1.6%
917,000	China Minzhong Food Corp Ltd *	626,955
934,000	Ezion Holdings Ltd	1,103,654
3,044,000	Ezra Holdings Ltd *	2,653,238
37,886,000	Golden Agri-Resources Ltd	20,470,731
2,721,000	Jaya Holdings Ltd *	1,245,851
2,529,000	LionGold Corp Ltd *	2,206,556
718,200	MobileOne Ltd	1,600,106
2,191,000	Noble Group Ltd	1,942,760
2,257,000	Singapore Press Holdings Ltd	7,726,029
9,936,000	Singapore Telecommunications	26,944,330
688,000	STX OSV Holdings Ltd	779,691
247,000	Venture Corp Ltd	1,582,073
3,098,000	Yangzijiang Shipbuilding Holdings Ltd	2,369,072

	Total Singapore	71,251,046

	Spain — 6.3%
213,318	Abengoa SA	587,706
78,121	Amadeus IT Holding SA - Class A	1,824,959
3,141,167	Banco Bilbao Vizcaya Argentaria SA	26,651,287
10,619,670	Banco Santander SA	81,809,024
903,597	Distribuidora Internacional de Alimentacion SA	5,615,473
143,131	Fomento de Construcciones y Contratas SA	1,702,692
1,256,465	Gas Natural SDG SA	19,513,580
370,586	Grifols SA *	11,864,832
4,736,192	Iberdrola SA	23,533,878
152,034	Inditex SA	20,871,477
856,657	Repsol YPF SA	18,182,827
5,038,793	Telefonica SA	66,191,555

	Total Spain	278,349,290

Shares	Description	Value ($)
	Sweden — 0.8%
398,017	Boliden AB	7,054,756
416,748	Investor AB - B Shares	9,662,702
157,637	NCC - Class B	3,064,694
227,499	Skandinaviska Enskilda Banken AB - Class A	1,833,410
156,827	Svenska Handelsbanken AB - Class A	5,581,444
386,455	Swedbank AB Class A	7,146,562

	Total Sweden	34,343,568

	Switzerland — 1.5%
6,688	AMS AG	723,380
454,757	Novartis AG (Registered)	28,180,093
111,097	Roche Holding AG (Non Voting)	21,885,579
117,985	Swiss Re AG	8,508,848
30,388	Zurich Insurance Group AG *	7,762,500

	Total Switzerland	67,060,400

	United Kingdom — 20.8%
1,101,905	Aberdeen Asset Management Plc	5,968,884
48,515	Admiral Group Plc	870,137
564,979	Aegis Group Plc	2,128,589
299,830	Aggreko Plc	10,725,481
91,088	Ashtead Group Plc	560,017
2,377,548	AstraZeneca Plc	112,929,311
1,259,581	Aviva Plc	7,088,989
173,652	Babcock International Group Plc	2,773,618
6,642,225	BAE Systems Plc	34,856,359
14,143,274	Barclays Plc	56,096,945
275,683	BBA Aviation Plc	944,776
14,452,673	BP Plc	100,334,700
335,268	British American Tobacco Plc	17,611,952
4,524,647	BT Group Plc	16,922,439
287,110	Bunzl Plc	4,734,173
39,744	Croda International Plc	1,516,826
2,204,546	Darty Plc	1,690,174
1,957,665	Diageo Plc	58,391,700
12,266,078	Dixons Retail Plc *	5,399,748
932,603	Drax Group Plc	8,094,423
185,226	easyJet Plc	2,123,947
296,558	Fenner Plc	1,838,248
1,562,193	FirstGroup Plc	4,677,569
99	Game Group Plc * (a) (b)	—
2,571,280	GlaxoSmithKline Plc	55,066,815
51,653	Halfords Group Plc	282,735
4,433,582	Home Retail Group Plc	7,943,167
342,769	IMI Plc	5,795,461
151,030	InterContinental Hotels Group Plc	4,038,377
52,174	Intertek Group Plc	2,583,934
3,344,967	ITV Plc	5,306,335
310,585	Lancashire Holdings Ltd	3,963,514
39,031,608	Lloyds Banking Group Plc *	29,146,950
26,878	Micro Focus International Plc	246,958
440,487	Next Plc	25,854,121

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
81,072	Persimmon Plc	1,041,035
440,189	Playtech Ltd	2,963,680
777,337	Premier Foods Plc *	1,192,862
1,053,175	Prudential Plc	15,309,907
52,788	Randgold Resources Ltd	5,656,954
1,264,554	Rio Tinto Plc	62,793,375
612,139	Rockhopper Exploration Plc *	1,444,955
1,381,735	Rolls-Royce Holdings Plc *	19,735,082
115,590,300	Rolls-Royce Holdings Plc-Class C *	185,193
1,310,908	Royal Bank of Scotland Group Plc *	6,211,462
591,147	Royal Dutch Shell Group - Class A (Amsterdam)	19,811,562
794,116	Royal Dutch Shell Plc A Shares (London)	26,588,162
1,126,014	Royal Dutch Shell Plc B Shares (London)	38,868,914
256,107	SABMiller Plc	11,612,354
236,470	Scottish & Southern Energy Plc	5,404,963
235,310	Spectris Plc	7,262,756
149,527	Telecity Group Plc	2,054,839
3,667,247	Thomas Cook Group Plc *	1,529,252
888,333	Trinity Mirror Plc *	1,167,675
470,929	Tullett Prebon Plc	1,713,732
19,421,131	Vodafone Group Plc	50,099,450
44,233	Whitbread Plc	1,702,116
446,362	WH Smith Plc	4,647,226
1,869,529	William Hill Plc	10,111,284
299,535	Wolseley Plc	13,916,869
746,344	WPP Plc	10,247,239

	Total United Kingdom	921,780,270

	TOTAL COMMON STOCKS (COST $4,168,874,525)	4,153,600,091

	PREFERRED STOCKS — 0.8%

	Germany — 0.8%
166,186	Henkel AG & Co KGaA 1.27%	13,887,315
315,602	Porsche Automobil Holding SE 1.35%	23,429,439

	Total Germany	37,316,754

	TOTAL PREFERRED STOCKS (COST $ 28,772,901)	37,316,754

	RIGHTS/WARRANTS — 0.0%

	Singapore — 0.0%
632,250	LionGold Corp Ltd Rights, Expires 12/11/12*	33,669

	TOTAL RIGHTS/WARRANTS (COST $0)	33,669

	MUTUAL FUNDS — 1.7%

	United States — 1.7%

	Affiliated Issuers – 1.7%
3,023,442	GMO U.S. Treasury Fund	75,586,056

	TOTAL MUTUAL FUNDS (COST $75,586,056)	75,586,056

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.7%

		Time Deposits — 1.7%
USD	25,000,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 12/03/12	25,000,000
USD	25,000,000	Barclays (London) Time Deposit, 0.07%, due 12/03/12	25,000,000
AUD	344,644	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	359,670
CHF	9,298	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,034
GBP	787,780	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	1,262,141
HKD	77,509	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,001
NOK	57,703	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,187
NZD	12,182	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	10,000
SEK	67,783	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	10,188
EUR	60,853	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	79,142
JPY	98,803,607	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	1,198,565
USD	2,117,593	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	2,117,593
USD	12,500,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 12/03/12	12,500,000
CAD	146,433	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	147,413
SGD	303,210	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	248,410
USD	6,803,752	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 12/03/12	6,803,752

		Total Time Deposits	74,767,096

		TOTAL SHORT-TERM INVESTMENTS (COST $74,767,096)	74,767,096

		TOTAL INVESTMENTS — 97.7% (Cost $4,348,000,578)	4,341,303,666
		Other Assets and Liabilities (net) —2.3%	99,931,789

		TOTAL NET ASSETS — 100.0%	$4,441,235,455

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BBH	USD	42,816,656	CHF	40,412,073	$797,338
12/14/12	DB	USD	25,890,999	CHF	24,014,834	26,573
12/14/12	JPM	USD	25,943,724	CHF	24,014,834	(26,151)
12/14/12	RBS	USD	3,211,482	CHF	2,984,530	9,517
12/14/12	BBH	USD	42,026,639	GBP	26,091,348	(225,840)
12/14/12	BCLY	USD	26,708,301	GBP	16,573,977	(155,228)
12/14/12	BOA	USD	19,002,835	GBP	11,797,412	(102,269)
12/14/12	BONY	USD	50,653,765	GBP	31,543,353	(118,340)
12/14/12	DB	USD	23,655,363	GBP	14,697,355	(108,815)
12/14/12	JPM	USD	17,361,283	GBP	10,773,188	(101,621)
12/14/12	MSCI	USD	4,957,423	GBP	3,074,371	(31,991)
12/14/12	RBS	USD	8,511,312	GBP	5,289,769	(36,604)
12/14/12	SSB	USD	8,529,012	GBP	5,289,769	(54,303)
12/14/12	BBH	USD	40,592,311	HKD	314,599,587	844
12/14/12	BCLY	USD	24,897,082	HKD	192,964,337	1,333
12/14/12	JPM	USD	7,774,054	HKD	60,254,935	711
12/14/12	MSCI	USD	23,757,615	HKD	184,129,190	791
12/14/12	SSB	USD	18,799,429	HKD	145,702,793	774
12/14/12	BCLY	USD	9,384,751	SEK	62,258,813	(30,049)
12/14/12	BONY	USD	6,076,207	SEK	40,268,668	(25,636)
12/14/12	DB	USD	13,380,699	SEK	88,995,030	(8,746)
12/14/12	JPM	USD	14,273,423	SEK	94,627,767	(55,122)
12/14/12	RBS	USD	7,342,530	SEK	48,779,995	(13,089)
12/14/12	BCLY	USD	17,219,815	SGD	21,021,261	2,271
12/14/12	BOA	USD	28,170,237	SGD	34,399,831	12,509
12/14/12	BONY	USD	12,150,141	SGD	14,822,079	(6,858)
12/14/12	MSCI	USD	15,575,745	SGD	19,020,196	6,929
12/14/12	SSB	USD	12,034,573	SGD	14,692,589	2,623
12/14/12	BBH	AUD	12,751,155	USD	13,041,499	(255,124)
12/14/12	BCLY	AUD	5,052,495	USD	5,164,812	(103,818)
12/14/12	BONY	AUD	11,349,970	USD	11,603,188	(232,310)
12/14/12	BBH	CAD	15,803,254	USD	16,029,754	123,940
12/14/12	BCLY	CAD	12,307,889	USD	12,462,928	75,163
12/14/12	BOA	CAD	9,798,255	USD	9,937,902	76,058
12/14/12	BONY	CAD	15,101,639	USD	15,304,578	104,931
12/14/12	DB	CAD	4,522,822	USD	4,584,135	31,960
12/14/12	MSCI	CAD	12,007,266	USD	12,161,917	76,726
12/14/12	RBS	CAD	15,935,808	USD	16,140,224	100,995
12/14/12	SSB	CAD	12,209,376	USD	12,368,058	79,445
12/14/12	BCLY	EUR	23,929,565	USD	31,037,203	(87,124)
12/14/12	BOA	EUR	9,427,569	USD	12,303,336	41,235
12/14/12	DB	EUR	13,376,321	USD	17,445,144	47,043
12/14/12	MSCI	EUR	15,038,461	USD	19,638,801	78,815
12/14/12	RBS	EUR	24,908,163	USD	32,461,663	64,509
12/14/12	SSB	EUR	35,750,976	USD	46,586,167	86,156
12/14/12	BBH	JPY	410,698,269	USD	5,207,479	224,981

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BCLY	JPY	1,989,836,331	USD	25,237,318	$1,097,075
12/14/12	BOA	JPY	1,811,172,000	USD	22,969,725	996,998
12/14/12	DB	JPY	1,715,760,884	USD	21,773,615	958,394
12/14/12	JPM	JPY	3,203,470,130	USD	40,637,497	1,773,725
12/14/12	MSCI	JPY	946,849,710	USD	12,009,915	522,950
12/14/12	BCLY	SGD	17,958,303	USD	14,681,892	(30,805)
12/14/12	BOA	SGD	17,958,303	USD	14,688,016	(24,681)

						$5,588,788

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
209	DAX	December 2012	$50,450,410	$1,064,684
220	FTSE 100	December 2012	20,721,111	179,242
303	TOPIX	December 2012	28,813,802	1,937,344
849	FTSE/MIB	December 2012	87,391,548	36,453
469	MSCI Singapore	December 2012	26,769,615	570,413

			$214,146,486	$3,788,136

Sales
754	S&P Toronto 60	December 2012	$106,555,112	$1,194,699
131	SPI 200	December 2012	15,451,186	(252,915)

			$122,006,298	$941,784

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Bankrupt issuer.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

International Core Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,416,878,788	$457,899,803	$(533,474,925)	$(75,575,122)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$67,482,056	$99,116,000	$91,012,000	$51,770	$—	$75,586,056

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Australia — 4.3%
224,594	ALS Ltd (Queensland)	2,231,191
238,689	Australia and New Zealand Banking Group Ltd	6,074,450
2,845,125	BlueScope Steel Ltd *	1,576,304
234,218	Coca Cola Amatil Ltd	3,360,425
25,465	Cochlear Ltd	2,004,510
477,775	CSL Ltd	25,769,502
384,105	Fortescue Metals Group Ltd	1,571,165
183,784	Shopping Centres Australasia Property Group (REIT) *	278,106
3,745,864	Telstra Corp Ltd	16,851,474
142,241	Wesfarmers Ltd	5,275,965
296,745	Westfield Group (REIT)	3,230,459
281,826	Westpac Banking Corp	7,506,368
918,922	Woolworths Ltd	28,093,305

	Total Australia	103,823,224

	Austria — 0.1%
79,723	Erste Group Bank AG *	2,347,943
946,419	Immofinanz AG (Entitlement Shares) *	—

	Total Austria	2,347,943

	Belgium — 2.2%
136,532	Ageas	3,653,904
425,607	Anheuser-Busch InBev NV	37,373,565
47,415	Bekaert NV	1,132,640
88,344	Colruyt SA	4,066,713
64,698	Mobistar SA	1,710,752
39,170	UCB SA	2,225,657
59,288	Umicore SA	3,082,792

	Total Belgium	53,246,023

	Canada — 3.3%
38,800	Agrium Inc	3,962,221
128,900	BCE Inc	5,457,828
356,900	Canadian National Railway Co	32,098,904
85,700	Canadian Pacific Railway Ltd	7,997,574
194,800	Enbridge Inc	7,887,306
29,800	Metro Inc-Class A	1,834,769
109,700	Rogers Communications Inc-Class B	4,844,757
186,200	Royal Bank of Canada	11,040,600
51,000	Saputo Inc	2,363,759
35,596	Valeant Pharmaceuticals International Inc *	1,983,070

	Total Canada	79,470,788

	Denmark — 3.7%
21,287	Chr Hansen Holding A/S	689,023
29,552	Coloplast A/S	6,899,966
120,987	GN Store Nord A/S	1,708,991

Shares	Description	Value ($)
	Denmark — continued
463,997	Novo-Nordisk A/S-Class B	73,548,384
164,505	Novozymes A/S-B Shares	4,531,648

	Total Denmark	87,378,012

	Finland — 0.8%
235,144	Fortum Oyj	4,232,666
110,636	Kone Oyj-Class B	8,288,601
101,479	Neste Oil Oyj	1,297,222
35,272	Nokian Renkaat Oyj	1,474,596
52,935	Sampo Oyj-Class A	1,691,836
72,430	Wartsila Oyj	3,057,117

	Total Finland	20,042,038

	France — 6.5%
137,900	Air France–KLM *	1,266,411
1,170,068	Alcatel-Lucent *	1,287,405
23,822	Arkema	2,438,161
18,823	AtoS	1,337,948
42,770	BNP Paribas	2,393,454
59,950	Bureau Veritas SA	6,654,699
211,654	Carrefour SA	5,223,743
28,808	Casino Guichard-Perrachon SA	2,615,366
35,226	Compagnie de Saint-Gobain	1,407,030
57,126	Compagnie Generale des Etablissements Michelin-Class B	5,324,141
69,949	Danone SA	4,439,739
68,255	Dassault Systemes SA	7,730,886
137,718	Essilor International SA	13,305,923
155,046	European Aeronautic Defense and Space Co NV	5,226,658
87,649	Eutelsat Communications	2,712,138
76,728	Gemalto NV	7,060,546
17,205	ICADE (REIT)	1,555,911
28,601	Iliad SA	5,088,301
84,388	L’Oreal SA	11,459,747
71,030	Lafarge SA	4,133,552
21,519	Neopost SA	1,125,402
30,814	Pernod-Ricard SA	3,491,407
58,287	Publicis Groupe SA	3,300,421
26,099	Remy Cointreau SA	2,924,321
56,049	Renault SA	2,807,791
278,920	Sanofi	24,912,424
170,688	SES SA-Class A FDR	4,830,620
5,666	Societe BIC SA	708,431
33,209	Sodexo	2,683,772
94,828	Suez Environnement SA	1,033,555
18,801	Technip SA	2,185,838
13,414	Unibail-Rodamco SE (REIT)	3,151,495
16,639	Valeo SA	789,891
19,941	Vallourec SA	1,036,539
24,734	Wendel	2,321,645
44,409	Zodiac Aerospace	4,965,632

	Total France	154,930,943

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Germany — 7.3%
41,861	Adidas AG	3,682,418
47,174	Aurubis AG	2,998,045
47,811	BASF AG	4,286,650
28,350	Bayerische Motoren Werke AG	2,517,706
341,409	Bayer AG (Registered)	30,898,474
65,650	Beiersdorf AG	5,148,732
7,161	Brenntag AG	925,992
43,280	Continental AG	4,796,920
167,475	Deutsche Lufthansa AG (Registered)	2,781,547
261,350	Deutsche Post AG (Registered)	5,428,468
31,261	Duerr AG	2,609,202
27,427	Fielmann AG	2,670,917
239,264	Freenet AG	4,460,071
103,248	GEA Group AG	3,376,870
61,770	Hannover Rueckversicherung AG (Registered)	4,554,644
56,152	HeidelbergCement AG	3,055,292
52,032	Henkel AG & Co KGaA	3,524,609
27,157	Hugo Boss AG	2,849,930
38,085	Kabel Deutschland Holding AG	2,756,531
33,702	Lanxess AG	2,935,406
27,157	Leoni AG	943,181
22,789	Merck KGaA	3,049,406
104,965	Metro AG	2,938,811
34,214	MTU Aero Engines Holding AG	3,046,083
80,477	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	13,743,019
14,750	Salzgitter AG	679,451
448,573	SAP AG	35,024,149
37,824	Software AG	1,590,438
64,895	Stada Arzneimittel AG	1,927,997
122,200	Suedzucker AG	4,813,691
15,418	Symrise AG	537,028
166,312	ThyssenKrupp AG	3,368,781
189,079	TUI AG *	1,881,179
14,699	Volkswagen AG	2,993,934
13,209	Wacker Chemie AG	719,436

	Total Germany	173,515,008

	Hong Kong — 2.9%
617,000	AAC Technologies Holdings Inc	2,315,739
1,286,000	BOC Hong Kong Holdings Ltd	3,947,706
404,000	Cheung Kong Infrastructure Holdings Ltd	2,459,669
693,000	CLP Holdings Ltd	6,055,317
622,174	Esprit Holdings Ltd	963,636
1,089,000	Galaxy Entertainment Group Ltd *	4,143,290
260,800	Hang Seng Bank Ltd	3,975,133
5,021,111	Hong Kong & China Gas	13,606,969
188,200	Hong Kong Exchanges & Clearing Ltd	2,998,016
29,600	Jardine Matheson Holdings Ltd	1,746,582
1,105,853	Link (REIT)	6,041,504

Shares	Description	Value ($)
	Hong Kong — continued
1,474,000	Li & Fung Ltd	2,425,994
844,000	Power Assets Holdings Ltd	7,456,385
1,280,800	Sands China Ltd	5,460,128
265,000	Sun Hung Kai Properties Ltd	3,880,195
221,000	Wharf Holdings Ltd (The)	1,708,858
2,414,000	Xinyi Glass Holdings Ltd	1,357,335

	Total Hong Kong	70,542,456

	Ireland — 1.2%
216,245	CRH Plc	3,958,407
87,710	DCC Plc	2,646,109
345,315	Elan Corp Plc *	3,452,045
172,616	Kerry Group Plc-Class A	9,043,168
139,599	Paddy Power Plc	10,533,316

	Total Ireland	29,633,045

	Israel — 0.2%
87,982	Israel Chemicals Ltd	1,083,992
35,668	Mellanox Technologies Ltd *	2,708,048

	Total Israel	3,792,040

	Italy — 0.6%
329,101	Assicurazioni Generali SPA	5,528,416
218,258	Atlantia SPA	3,731,399
151,267	Fiat Industrial SPA	1,617,481
264,616	Fiat SPA *	1,227,014
170,303	Mediobanca SPA	942,626
92,462	Mediolanum SPA	451,265

	Total Italy	13,498,201

	Japan — 21.0%
39,500	ABC-Mart Inc	1,682,704
94,900	Advantest Corp	1,274,485
187,600	Aeon Co Ltd	2,100,867
256,000	Ajinomoto Co Inc	3,660,966
157,000	Anritsu Corp	2,024,955
81,600	Asahi Breweries Ltd	1,836,413
398,500	Astellas Pharma Inc	20,173,600
403,050	Canon Inc	14,259,276
39,400	Central Japan Railway Co	3,124,551
109,000	Chiyoda Corp	1,578,693
219,000	Chugai Pharmaceutical Co Ltd	4,347,518
101,600	Credit Saison Co Ltd	2,267,347
150,000	Daihatsu Motor Co Ltd	2,670,851
96,100	Daito Trust Construction Co Ltd	9,336,974
112,200	Dena Co Ltd	4,110,700
880,000	DIC Corp	1,585,814
166,700	Eisai Co Ltd	7,006,759

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
38,900	Fanuc Ltd	6,586,317
51,300	Fast Retailing Co Ltd	11,700,488
330,000	Fuji Heavy Industries Ltd	3,720,954
99,900	Gree Inc	1,735,471
334,000	Hankyu Hanshin Holdings Inc	1,763,887
1,417,500	Haseko Corp *	931,352
271,000	Hino Motors Ltd	2,339,888
17,600	Hirose Electric Co Ltd	2,006,549
127,100	Hisamitsu Pharmaceutical Co Inc	6,625,970
341,000	Hitachi Ltd	1,976,210
172,900	Honda Motor Co Ltd	5,762,988
296,000	Hoya Corp	5,694,592
11,500	Idemitsu Kosan Co Ltd	945,081
698,000	IHI Corp	1,555,261
913	INPEX Corp	4,909,678
237,100	Isetan Mitsukoshi Holdings Ltd	2,115,414
857,000	Isuzu Motors Ltd	5,045,986
1,054,200	Itochu Corp	10,574,133
80,800	Ito En Ltd	1,493,197
88,500	Izumi Co Ltd	1,980,500
145	Japan Real Estate Investment Corp (REIT)	1,425,857
458,900	Japan Tobacco Inc	13,759,917
245,100	JFE Holdings Inc	3,819,331
90,000	JGC Corp	2,980,549
81,100	K’s Holdings Corp	1,836,458
57,929	Kakaku.com Inc	1,997,356
365,100	Kao Corp	10,038,985
210,300	KDDI Corp	15,604,874
512,000	Keio Corp	3,756,461
35,293	Keyence Corp	9,879,938
894,000	Kintetsu Corp	3,561,615
1,441,000	Kobe Steel Ltd *	1,353,547
179,400	Komatsu Ltd	4,044,987
175,000	Kubota Corp	1,865,421
103,400	Lawson Inc	6,999,800
589,700	Leopalace21 Corp *	1,860,107
49,200	Makita Corp	2,087,219
988,000	Marubeni Corp	6,536,518
2,259,000	Mazda Motor Corp *	3,579,976
246,200	Medipal Holdings Corp	2,917,644
334,900	Mitsubishi Corp	6,374,891
618,000	Mitsui Engineer & Shipbuilding Co Ltd	819,452
3,546,300	Mizuho Financial Group Inc	5,717,493
181,100	Namco Bandai Holdings Inc	2,542,442
1,088,000	NEC Corp *	1,904,104
39,100	Nidec Corp	2,379,126
206,100	Nikon Corp	5,742,723
57,800	Nintendo Co Ltd	6,946,047
74,250	Nitori Holdings Co Ltd	5,527,108

Shares	Description	Value ($)
	Japan — continued
89,400	Nitto Denko Corp	4,669,085
138,800	Nomura Research Institute Ltd	2,690,614
5,285	NTT Docomo Inc	7,661,809
649,000	Odakyu Electric Railway Co Ltd	6,630,026
574,000	OJI Paper Co Ltd	1,817,124
50,800	Ono Pharmaceutical Co Ltd	2,782,596
29,900	Oracle Corp	1,258,112
61,000	Oriental Land Co Ltd	7,852,358
113,200	Otsuka Holdings Co Ltd	3,362,798
193,500	Panasonic Corp	954,214
19,940	Point Inc	721,135
269,100	Rakuten Inc	2,268,709
35,000	Sankyo Co Ltd	1,435,983
100,300	Santen Pharmaceutical Co Ltd	4,309,979
20,500	Sawai Pharmaceuticals Co Ltd	2,215,392
46,500	Secom Co Ltd	2,386,451
150,700	Seven & I Holdings Co Ltd	4,391,841
678,200	Seven Bank Ltd	1,770,660
38,400	Shimamura Co Ltd	3,884,718
79,500	Shimano Inc	5,265,957
356,000	Shimizu Corp	1,074,035
104,000	Shin-Etsu Chemical Co Ltd	6,142,271
181,200	Shiseido Co Ltd	2,632,867
18,800	SMC Corp	3,186,119
382,100	SoftBank Corp	14,371,687
122,500	Stanley Electric Co Ltd	1,726,929
156,300	Sumitomo Rubber Industries	1,852,474
204,400	Sumitomo Corp	2,546,125
128,000	Sumitomo Metal Mining Co Ltd	1,759,660
105,900	Sumitomo Mitsui Financial Group Inc	3,428,026
42,400	Suzuken Co Ltd	1,264,518
71,500	Sysmex Corp	3,237,431
143,900	Takeda Pharmaceutical Co Ltd	6,587,351
144,800	Terumo Corp	6,152,958
746,000	Tobu Railway Co Ltd	3,862,753
556,000	Tokyo Gas Co Ltd	2,729,521
469,000	Toray Industries Inc	2,785,277
845,000	Toshiba Corp	2,893,718
734,400	Toyota Motor Corp	31,621,136
152,100	Toyota Tsusho Corp	3,514,068
102,000	Toyo Suisan Kaisha Ltd	2,800,422
149,000	Trend Micro Inc	3,905,609
108,600	Tsumura & Co	3,530,726
116,900	Unicharm Corp	5,975,764
34,010	USS Co Ltd	3,631,743
17,130	Yahoo Japan Corp	5,770,884
85,560	Yamada Denki Co Ltd	3,028,701
42,700	Yamato Kogyo Co Ltd	1,157,147

	Total Japan	501,865,816

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Netherlands — 2.2%
200,625	ASML Holding NV	12,545,108
391,325	Koninklijke Ahold NV	4,964,348
661,404	Koninklijke KPN NV	3,745,966
39,828	Randstad Holdings NV	1,296,919
175,414	Reed Elsevier NV	2,536,736
637,906	Unilever NV	24,207,811
43,618	Vopak	3,224,278

	Total Netherlands	52,521,166

	New Zealand — 0.1%
1,616,286	Telecom Corp of New Zealand Ltd	3,065,997

	Norway — 0.9%
115,624	Aker Solutions ASA	2,172,923
1,308,647	Marine Harvest ASA *	1,141,921
116,263	Seadrill Ltd	4,467,591
226,653	Statoil ASA	5,537,308
87,294	Telenor ASA	1,772,689
63,735	TGS Nopec Geophysical Co ASA	2,014,770
75,762	Yara International ASA	3,798,792

	Total Norway	20,905,994

	Singapore — 2.5%
571,000	CapitaCommercial Trust (REIT)	757,699
415,000	Ezion Holdings Ltd	490,382
1,491,000	Ezra Holdings Ltd *	1,299,599
7,059,000	Golden Agri-Resources Ltd	3,814,150
1,229,000	Hyflux Ltd	1,296,639
321,900	Keppel Corp Ltd	2,822,426
2,492,000	Noble Group Ltd	2,209,656
984,000	SATS Ltd	2,288,687
831,000	SembCorp Industries Ltd	3,523,516
736,000	Singapore Exchange Ltd	4,150,903
1,714,000	Singapore Press Holdings Ltd	5,867,264
2,112,000	Singapore Technologies Engineering Ltd	6,347,292
4,636,500	Singapore Telecommunications	12,573,207
1,366,000	SMRT Corp Ltd	1,912,744
1,115,000	StarHub Ltd	3,404,315
183,000	United Overseas Bank Ltd	2,805,598
455,000	Wilmar International Ltd	1,188,092
1,940,000	Yangzijiang Shipbuilding Holdings Ltd	1,483,537
951,000	Yanlord Land Group Ltd *	1,120,764

	Total Singapore	59,356,470

	Spain — 2.0%
111,620	Enagas	2,284,774
64,351	Grifols SA *	2,060,288
1,070,825	Iberdrola SA	5,320,870
180,961	Inditex SA	24,842,623
71,443	Red Electrica de Espana	3,311,024
423,058	Repsol YPF SA	8,979,545

	Total Spain	46,799,124

Shares	Description	Value ($)
	Sweden — 3.1%
136,484	Assa Abloy AB-Class B	4,944,853
74,362	Atlas Copco AB	1,718,043
131,781	Atlas Copco AB-Class A	3,396,680
58,113	Electrolux AB-Class B	1,523,461
200,435	Elekta AB-Class B	2,898,318
55,862	Getinge AB-Class B	1,802,050
616,335	Hennes & Mauritz AB-Class B	20,019,137
76,694	Investor AB-B Shares	1,778,224
150,153	Kinnevik Investment AB	2,926,223
47,302	Millicom International Cellular SA SDR	4,061,740
191,141	Scania AB-Class B	3,974,844
479,485	Skandinaviska Enskilda Banken AB-Class A	3,864,159
218,449	Svenska Handelsbanken AB-Class A	7,774,560
375,927	Swedbank AB-Class A	6,951,872
90,920	Swedish Match AB	3,201,803
180,045	Volvo AB-Class B	2,554,654

	Total Sweden	73,390,621

	Switzerland — 9.2%
110,703	ABB Ltd *	2,158,579
93,017	Actelion Ltd (Registered) *	4,610,437
17,412	Adecco SA	861,543
49,482	Compagnie Financiere Richemont SA-Class A	3,819,207
24,582	Geberit AG (Registered) *	5,198,230
12,890	Kuehne & Nagel International AG (Registered)	1,553,122
977,560	Nestle SA (Registered)	63,988,777
290,206	Novartis AG (Registered)	17,983,301
6,950	Partners Group Holding AG	1,515,195
433,774	Roche Holding AG (Non Voting)	85,451,408
5,967	Schindler Holding AG	837,323
3,106	SGS SA (Registered)	6,972,820
15,787	Sonova Holding AG (Registered) *	1,724,530
6,563	Straumann Holding AG	766,501
13,936	Swatch Group AG (The)	1,156,674
4,309	Swatch Group AG	2,083,067
106,076	Swiss Re AG	7,649,994
5,883	Swisscom AG (Registered)	2,478,226
9,869	Syngenta AG (Registered)	3,951,127
16,441	Zurich Insurance Group AG *	4,199,792

	Total Switzerland	218,959,853

	United Kingdom — 23.9%
777,969	Aberdeen Asset Management Plc	4,214,162
250,293	Admiral Group Plc	4,489,111
522,063	Aegis Group Plc	1,966,901
263,269	Aggreko Plc	9,417,625
184,912	AMEC Plc	3,093,396
216,488	Anglo American Plc	6,012,532
475,331	Ashmore Group Plc	2,744,568
286,036	Ashtead Group Plc	1,758,575
52,168	ASOS Plc *	2,076,591
101,759	Associated British Foods Plc	2,410,713

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued
286,335	AstraZeneca Plc	13,600,404
216,204	Babcock International Group Plc	3,453,270
264,099	BAE Systems Plc	1,385,911
433,284	Balfour Beatty Plc	1,794,739
532,860	Barratt Developments Plc *	1,666,488
407,575	BG Group Plc	6,992,577
277,190	BHP Billiton Plc	8,730,201
1,286,945	British American Tobacco Plc	67,604,466
489,509	British Sky Broadcasting Group Plc	5,957,218
1,572,941	BT Group Plc	5,882,889
434,662	Bunzl Plc	7,167,166
227,009	Burberry Group Plc	4,684,582
374,271	Capita Group Plc	4,574,218
231,467	Chemring Group Plc	913,133
1,351,888	Cobham Plc	4,593,875
246,741	Compass Group Plc	2,851,579
162,316	Croda International Plc	6,194,776
894,864	Debenhams Plc	1,692,156
2,284,743	Diageo Plc	68,147,527
170,183	easyJet Plc	1,951,452
194,323	Eurasian Natural Resources Corp Plc	841,328
513,132	Experian Plc	8,531,222
2,027,840	GlaxoSmithKline Plc	43,428,444
256,731	Glencore International Plc	1,421,846
805,506	HSBC Holdings Plc	8,225,941
177,487	ICAP Plc	829,678
149,474	IMI Plc	2,527,273
203,243	InterContinental Hotels Group Plc	5,434,496
123,618	Intertek Group Plc	6,122,220
1,982,475	ITV Plc	3,144,927
304,759	John Wood Group Plc	3,801,922
122,052	Johnson Matthey Plc	4,695,762
134,521	Kazakhmys Plc	1,538,271
220,404	Lancashire Holdings Ltd	2,812,674
502,590	LG Group Holdings Plc	3,411,537
22,269,110	Lloyds Banking Group Plc *	16,629,513
1,048,489	Man Group Plc	1,291,122
224,583	Micro Focus International Plc	2,063,491
192,698	National Grid Plc	2,178,131
233,961	Next Plc	13,732,201
1,418,546	Old Mutual Plc	3,897,598
97,979	Pennon Group Plc	971,843
110,412	Persimmon Plc	1,417,786
134,455	Petrofac Ltd	3,508,025
204,686	Playtech Ltd	1,378,099
1,273,923	Prudential Plc	18,518,901
28,194	Randgold Resources Ltd	3,021,372
248,021	Reckitt Benckiser Group Plc	15,600,423
287,935	Reed Elsevier Plc	2,965,566
543,870	Resolution Ltd	2,072,740

Shares	Description	Value ($)
	United Kingdom — continued
429,977	Rexam Plc	3,016,328
187,398	Rightmove Plc	4,499,301
809,546	Rio Tinto Plc	40,199,253
558,326	Rolls-Royce Holdings Plc *	7,974,474
56,122,200	Rolls-Royce Holdings Plc-Class C *	89,916
139,210	SABMiller Plc	6,312,033
626,409	Sage Group Plc (The)	3,129,122
139,556	Scottish & Southern Energy Plc	3,189,813
102,514	Shire Plc	2,960,018
207,247	Smiths Group Plc	3,637,934
342,544	Smith & Nephew Plc	3,608,948
123,393	Spectris Plc	3,808,479
388,311	Standard Life Assurance Plc	1,992,225
315,826	Tate & Lyle Plc	3,909,915
732,271	Taylor Wimpey Plc	716,259
211,584	Telecity Group Plc	2,907,642
990,547	Tesco Plc	5,167,419
306,843	Tullett Prebon Plc	1,116,615
94,280	United Business Media Ltd	1,112,488
103,897	Whitbread Plc	3,998,026
807,379	William Hill Plc	4,366,682
140,561	Wolseley Plc	6,530,686
607,355	WPP Plc	8,338,932
157,530	Xstrata Plc	2,611,740

	Total United Kingdom	569,231,401

	TOTAL COMMON STOCKS (COST $2,103,840,040)	2,338,316,163

	PREFERRED STOCKS — 0.9%

	Germany — 0.9%
36,666	Bayerische Motoren Werke AG 4.96%	2,232,708
8,265	Fuchs Petrolub AG 1.81%	577,333
121,569	Henkel AG & Co KGaA 1.27%	10,158,900
37,492	Volkswagen AG 1.86%	8,127,614

	Total Germany	21,096,555

	TOTAL PREFERRED STOCKS (COST $18,421,869)	21,096,555

	RIGHTS/WARRANTS — 0.0%

	Canada — 0.0%
19,162	Kinross Gold Corp Warrants, Strike 21.29, Expires 9/17/14 *	6,655

	TOTAL RIGHTS/WARRANTS (COST $67,723)	6,655

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 0.1%

		United States — 0.1%

		Affiliated Issuers — 0.1%
	97,680	GMO U.S. Treasury Fund	2,442,000

		TOTAL MUTUAL FUNDS (COST $2,442,000)	2,442,000

		SHORT-TERM INVESTMENTS — 0.4%

		Time Deposits — 0.4%
USD	5,623,323	Barclays (London) Time Deposit, 0.07%, due 12/03/12	5,623,323
AUD	9,596	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	10,015
CHF	2,535,503	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	2,736,056
GBP	131,530	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	210,730
HKD	1,068,588	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	137,879
NOK	57,703	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,187

Par Value		Description	Value ($)
		Time Deposits — continued
NZD	51,022	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	41,886
SEK	515,837	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	77,531
EUR	25,864	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	33,637
JPY	104,787,486	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	1,271,154
CAD	198,218	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	199,545
SGD	161,473	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	132,290

		Total Time Deposits	10,484,233

		TOTAL SHORT-TERM INVESTMENTS (COST $10,484,233)	10,484,233

		TOTAL INVESTMENTS — 99.4% (Cost $2,135,255,865)	2,372,345,606

		Other Assets and Liabilities (net) — 0.6%	13,120,156

		TOTAL NET ASSETS — 100.0%	$2,385,465,762

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BOA	USD	2,967,645	AUD	2,901,326	$57,794
12/14/12	BONY	USD	11,078,427	AUD	10,836,661	221,803
12/14/12	BBH	USD	5,582,480	CHF	5,281,026	116,971
12/14/12	BBH	USD	19,157,879	EUR	14,678,905	(65,554)
12/14/12	BCLY	USD	8,849,794	EUR	6,778,698	(32,984)
12/14/12	BOA	USD	23,279,235	EUR	17,837,975	(78,021)
12/14/12	SSB	USD	15,393,193	EUR	11,783,460	(66,870)
12/14/12	BBH	USD	5,270,984	GBP	3,299,252	14,729
12/14/12	BCLY	USD	4,535,095	GBP	2,814,277	(26,358)
12/14/12	BOA	USD	5,839,141	GBP	3,625,078	(31,425)
12/14/12	BONY	USD	3,967,919	GBP	2,461,740	(23,979)
12/14/12	DB	USD	4,529,573	GBP	2,814,277	(20,836)
12/14/12	JPM	USD	12,763,587	GBP	7,920,182	(74,709)
12/14/12	MSCI	USD	6,041,284	GBP	3,746,533	(38,985)
12/14/12	BCLY	USD	5,800,636	HKD	44,960,208	634
12/14/12	BONY	USD	9,711,745	HKD	75,275,734	1,172
12/14/12	DB	USD	5,380,683	HKD	41,705,674	649
12/14/12	JPM	USD	12,979,694	HKD	100,602,674	1,187
12/14/12	MSCI	USD	14,786,079	HKD	114,596,892	492
12/14/12	SSB	USD	11,034,493	HKD	85,521,557	454
12/14/12	BBH	USD	11,616,287	SGD	14,184,241	4,435
12/14/12	BOA	USD	11,877,182	SGD	14,503,714	5,274
12/14/12	BONY	USD	12,481,388	SGD	15,226,170	(7,046)
12/14/12	MSCI	USD	13,662,157	SGD	16,683,434	6,078
12/14/12	RBS	USD	16,781,026	SGD	20,483,675	632
12/14/12	SSB	USD	10,524,830	SGD	12,849,396	2,294

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BBH	CAD	5,279,826	USD	5,376,879	$62,787
12/14/12	BCLY	CAD	12,089,922	USD	12,242,215	73,831
12/14/12	BOA	CAD	5,889,212	USD	5,973,147	45,715
12/14/12	BONY	CAD	14,478,427	USD	14,672,991	100,601
12/14/12	MSCI	CAD	11,917,133	USD	12,070,623	76,150
12/14/12	RBS	CAD	4,435,972	USD	4,492,874	28,113
12/14/12	SSB	CAD	15,906,975	USD	16,113,714	103,505
12/14/12	BBH	CHF	9,502,091	USD	10,257,339	2,380
12/14/12	BCLY	CHF	2,474,503	USD	2,672,653	2,091
12/14/12	BOA	CHF	6,568,382	USD	7,093,415	4,609
12/14/12	BONY	CHF	5,135,466	USD	5,547,327	4,969
12/14/12	DB	CHF	7,892,767	USD	8,509,391	(8,734)
12/14/12	JPM	CHF	8,348,101	USD	9,018,627	9,091
12/14/12	MSCI	CHF	10,252,768	USD	11,079,989	14,876
12/14/12	RBS	CHF	11,372,736	USD	12,263,773	(10,046)
12/14/12	SSB	CHF	12,733,524	USD	13,759,219	16,795
12/14/12	BOA	JPY	611,292,816	USD	7,752,565	336,499
12/14/12	BOA	NOK	17,811,027	USD	3,137,485	(5,690)
12/14/12	JPM	NOK	51,743,821	USD	9,116,774	(14,641)
12/14/12	BCLY	SEK	87,330,694	USD	13,164,029	42,150
12/14/12	BONY	SEK	19,141,170	USD	2,888,243	12,186
12/14/12	JPM	SEK	19,494,155	USD	2,940,451	11,356
12/14/12	SSB	SEK	42,545,493	USD	6,414,278	21,602

						$898,026

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
20	CAC 40	December 2012	$924,689	$45,127
164	DAX	December 2012	39,587,881	770,982

			$40,512,570	$816,109

Sales
39	FTSE/MIB	December 2012	$4,014,453	$(70,765)
147	S&P Toronto 60	December 2012	20,774,007	329,625
18	SPI 200	December 2012	2,123,064	(17,778)

			$26,911,524	$241,082

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

International Growth Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SDR - Swedish Depository Receipt

*	Non-income producing security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,157,673,621	$309,313,926	$(94,641,941)	$214,671,985

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$62,284,082	$140,272,000	$200,114,082	$38,350	$—	$2,442,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of all distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.9%

	Australia — 2.5%
359,372	Arrium Ltd	308,352
18,586	Australia and New Zealand Banking Group Ltd	472,999
531,108	BlueScope Steel Ltd *	294,253
24,133	CSL Ltd	1,301,649
317,961	Dexus Property Group (REIT)	333,756
124,257	GPT Group (REIT)	452,759
83,448	Investa Office Fund (REIT)	252,684
344,151	Mirvac Group (REIT)	528,515
76,696	QBE Insurance Group Ltd	876,361
224,342	Stockland (REIT)	793,989
118,407	TABCORP Holdings Ltd	346,206
72,974	Tatts Group Ltd	223,056
141,767	Telstra Corp Ltd	637,766
23,889	Westfield Group (REIT)	260,063
26,784	Westpac Banking Corp	713,385

	Total Australia	7,795,793

	Austria — 0.4%
20,558	OMV AG	735,561
15,374	Voestalpine AG	496,706

	Total Austria	1,232,267

	Belgium — 0.9%
14,175	Ageas	379,355
23,205	Anheuser-Busch InBev NV	2,037,686
13,336	Belgacom SA	392,102

	Total Belgium	2,809,143

	Brazil — 0.8%
103,691	Banco do Brasil SA	1,063,211
19,058	Cielo SA	496,339
36	Gerdau SA Sponsored ADR	306
19,900	Petroleo Brasileiro SA (Petrobras)	177,878
36,200	Vale SA	636,990

	Total Brazil	2,374,724

	Canada — 2.5%
4,800	Agrium Inc	490,172
9,300	Alimentation Couche Tard Inc	459,406
16,000	Canadian Oil Sands Ltd	324,719
5,200	Canadian Tire Corp Ltd	344,974
4,300	Canadian Pacific Railway Ltd	401,278
10,800	Capital Power Corp	237,342
16,200	CML HealthCare Inc	106,331
11,700	Davis & Henderson Income Corp	251,585
4,200	Empire Co Ltd	243,709
24,600	First Quantum Minerals Ltd	505,200

Shares	Description	Value ($)
	Canada — continued
12,200	Genworth MI Canada Inc	253,617
7,100	Home Capital Group Inc	388,111
19,300	Husky Energy Inc	541,686
37,800	Just Energy Group Inc	333,725
3,400	Metro Inc-Class A	209,336
13,500	Parkland Fuel Corp	239,870
26,200	Petrominerales Ltd	201,244
14,800	Pretium Resources Inc *	200,393
89,600	Research In Motion Ltd *	1,045,416
26,300	RONA Inc	281,705
61,300	Sherritt International Corp	314,106
20,000	Transcontinental Inc	192,681
12,700	TransForce Inc	232,560

	Total Canada	7,799,166

	China — 7.1%
5,104,000	Bank of China Ltd-Class H	2,152,757
738,000	Bank of Communications Co Ltd-Class H	537,561
4,153,000	China Construction Bank-Class H	3,182,159
427,500	China Mobile Ltd	4,869,357
122,000	China Overseas Land & Investment Ltd	361,920
1,744,000	China Petroleum & Chemical Corp-Class H	1,844,932
1,016,000	CNOOC Ltd	2,159,383
56,500	Hengan International Group Co Ltd	512,035
3,304,000	Industrial and Commercial Bank of China Ltd-Class H	2,228,455
2,160,000	PetroChina Co Ltd-Class H	2,870,770
39,600	Tencent Holdings Ltd	1,288,761

	Total China	22,008,090

	Colombia — 0.2%
171,494	Ecopetrol SA	499,781

	Denmark — 0.4%
7,753	Novo-Nordisk A/S-Class B	1,228,932

	Finland — 0.4%
336,447	Nokia Oyj	1,105,447

	France — 8.7%
106,092	Air France–KLM *	974,301
12,607	BNP Paribas	705,501
5,214	Compagnie Generale des Etablissements Michelin - Class B	485,945
2,896	Dassault Systemes SA	328,015
5,041	Essilor International SA	487,047
79,157	France Telecom SA	841,978
142	Fromageries Bel SA	34,204
3,141	Lafarge SA	182,789

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	France — continued
28,777	PagesJaunes Groupe *	64,070
111,056	Peugeot SA *	682,378
27,481	Renault SA	1,376,669
91,007	Sanofi	8,128,513
208,541	Total SA	10,451,152
899	Unibail-Rodamco SE (REIT)	211,212
80,171	Vivendi SA	1,724,665
3,315	Zodiac Aerospace	370,670

	Total France	27,049,109

	Germany — 4.6%
4,666	Adidas AG	410,458
9,855	Aurubis AG	626,314
18,822	Bayer AG (Registered)	1,703,444
4,478	Continental AG	496,317
44,973	Deutsche Post AG (Registered)	934,128
230,994	E.ON AG	4,165,517
8,890	GEA Group AG	290,760
1,814	Hugo Boss AG	190,366
2,303	Merck KGaA	308,165
7,236	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,235,688
56,004	RWE AG	2,336,133
7,054	Salzgitter AG	324,939
10,565	SAP AG	824,905
7,677	Suedzucker AG	302,412

	Total Germany	14,149,546

	Greece — 0.2%
72,227	OPAP SA	469,869
30,005	Public Power Corp SA *	174,056

	Total Greece	643,925

	Hong Kong — 0.7%
39,500	CLP Holdings Ltd	345,144
307,800	Esprit Holdings Ltd	476,727
293,700	Hong Kong & China Gas	795,913
32,000	Power Assets Holdings Ltd	282,707
70,000	Yue Yuen Industrial Holdings	243,816

	Total Hong Kong	2,144,307

	India — 0.2%
20,500	Tata Motors Ltd Sponsored ADR	513,935

	Ireland — 0.5%
35,927	C&C Group Plc	191,365
13,484	CRH Plc	246,827
12,158	DCC Plc	366,793
4,842	Paddy Power Plc	365,349

Shares	Description	Value ($)
	Ireland — continued
21,395	Smurfit Kappa Group Plc	251,139

	Total Ireland	1,421,473

	Italy — 4.3%
1,180,841	Enel SPA	4,478,594
214,022	ENI SPA	5,075,385
184,784	Finmeccanica SPA *	972,779
8,625	Italcementi SPA-Di RISP	20,241
23,288	Parmalat SPA	53,520
29,402	Pirelli & C SPA	341,636
16,569	Recordati SPA	138,715
1,631,624	Telecom Italia SPA	1,486,520
1,044,606	Telecom Italia SPA-Di RISP	834,349

	Total Italy	13,401,739

	Japan — 17.2%
80	Advance Residence Investment Corp (REIT)	167,938
87,500	Aeon Co Ltd	979,882
10,400	Aeon Credit Service Co Ltd	203,793
75,750	Aiful Corp *	326,662
27,000	Ajinomoto Co Inc	386,118
7,000	Alfresa Holdings Corp	294,142
20,000	Anritsu Corp	257,956
15,200	Asahi Breweries Ltd	342,077
29,000	Astellas Pharma Inc	1,468,091
31,000	Calsonic Kansei Corp	143,331
157,000	Cosmo Oil Co Ltd	305,745
11,100	Credit Saison Co Ltd	247,712
166,000	Daikyo Inc	400,384
21,100	Daito Trust Construction Co Ltd	2,050,054
20,600	Eisai Co Ltd	865,862
9,300	Electric Power Development Co Ltd	235,440
18,000	Fuji Heavy Industries Ltd	202,961
10,000	Fuji Oil Co Ltd	143,671
35,000	Gunze Ltd	86,763
32,000	Hanwa Co Ltd	105,839
381,000	Haseko Corp *	250,332
5,200	Hikari Tsushin Inc	236,626
12,600	IT Holdings Corp	154,023
141,100	Itochu Corp	1,415,301
206	Japan Retail Fund Investment Corp (REIT)	375,215
27,100	Japan Tobacco Inc	812,582
55,500	JFE Holdings Inc	864,842
327,000	JX Holdings Inc	1,751,250
25,100	K’s Holdings Corp	568,373
202,000	Kajima Corp	582,973
40,100	Kao Corp	1,102,611
407,000	Kawasaki Kisen Kaisha Ltd *	539,946

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
27,700	KDDI Corp	2,055,421
25,000	Kinugawa Rubber Industrial Co Ltd	160,309
242,000	Kobe Steel Ltd *	227,313
11,800	Kyowa Exeo Corp	119,607
6,300	Lawson Inc	426,487
73,600	Leopalace21 Corp *	232,158
149,000	Marubeni Corp	985,770
18,000	Medipal Holdings Corp	213,313
197,000	Mitsubishi Chemical Holdings Corp	864,296
83,500	Mitsubishi Corp	1,589,440
7,760	Mitsubishi UFJ Lease & Finance Co Ltd	339,205
149,000	Mitsui Chemicals Inc	337,569
116,000	Mitsui Engineer & Shipbuilding Co Ltd	153,813
165,000	Mitsui Mining & Smelting Co Ltd	327,873
156,000	Mitsui OSK Lines Ltd	393,540
299,600	Mizuho Financial Group Inc	483,028
17,900	Namco Bandai Holdings Inc	251,296
23,800	Net One Systems Co Ltd	231,474
40,000	Nichirei Corp	217,236
14,300	Nikon Corp	398,452
4,300	Nintendo Co Ltd	516,747
187,000	Nippon Light Metal Co Ltd *	168,505
14,800	Nippon Paper Group Inc	182,130
394,000	Nippon Steel Corp	908,472
39,900	Nippon Telegraph & Telephone Corp	1,794,887
191,000	Nippon Yusen Kabushiki Kaisha	407,522
17,800	Nipro Corp	130,314
30,000	Nisshinbo Holdings Inc	213,094
53,300	North Pacific Bank Ltd *	139,224
716	NTT Docomo Inc	1,038,005
2,500	Okinawa Electric Power Co	74,299
35	ORIX JREIT Inc (REIT)	175,228
74,000	Osaka Gas Co Ltd	290,941
106,500	Penta Ocean Construction Co Ltd	268,819
6,690	Point Inc	241,946
246,800	Resona Holdings Inc	1,035,995
34,300	Round One Corp	193,514
5,500	Ryohin Keikaku Co Ltd	351,804
9,800	Sankyo Co Ltd	402,075
11,500	Sega Sammy Holdings Inc	191,955
16,000	Seino Holdings Co Ltd	97,193
14,700	Seven & I Holdings Co Ltd	428,401
3,400	Shimamura Co Ltd	343,959
24,000	Shizuoka Bank Ltd (The)	237,650
53,800	Showa Shell Sekiyu KK	314,137
27,100	SoftBank Corp	1,019,295
376,300	Sojitz Corp	475,901
8,300	Sumisho Computer Systems Corp	142,200
161,100	Sumitomo Corp	2,006,755

Shares	Description	Value ($)
	Japan — continued
31,000	Sumitomo Metal Mining Co Ltd	426,168
189,000	Taisei Corp	514,724
20,000	Takashimaya Co Ltd	126,818
82,200	Takeda Pharmaceutical Co Ltd	3,762,892
44,000	Toho Zinc Co Ltd	165,473
33,000	Tokyo Gas Co Ltd	162,004
122,000	Tokyo Tatemono Co Ltd *	489,555
19	Tokyu REIT Inc (REIT)	102,503
166,000	Tosoh Corp	357,893
41,000	Toyota Motor Corp	1,765,341
36,700	Toyota Tsusho Corp	847,905
23,000	Toyo Engineering Corp	93,279
5,300	Unicharm Corp	270,929
59,000	UNY Co Ltd	413,600
4,060	USS Co Ltd	433,545
6,300	West Japan Railway Co	252,223
25,440	Yamada Denki Co Ltd	900,539
5,900	Yamato Kogyo Co Ltd	159,887
31,000	Yokohama Rubber Co Ltd	208,565

	Total Japan	53,120,905

	Mexico — 0.5%
42,159	America Movil SAB de CV-Class L ADR	994,531
152,100	Cemex SA de CV CPO *	135,477
28,500	Cemex SAB de CV Sponsored ADR *	253,650
25,200	Grupo Financiero Banorte SAB de CV-Class O	143,814

	Total Mexico	1,527,472

	Netherlands — 0.9%
151,749	Aegon NV	872,693
9,675	ASML Holding NV	604,979
118,391	ING Groep NV *	1,069,778
53,757	Koninklijke BAM Groep NV	208,199

	Total Netherlands	2,755,649

	New Zealand — 0.5%
58,638	Fletcher Building Ltd	381,334
34,242	Sky City Entertainment Group Ltd	105,165
481,822	Telecom Corp of New Zealand	913,987

	Total New Zealand	1,400,486

	Peru — 0.1%
3,201	Credicorp Ltd	447,820

	Portugal — 0.2%
256,045	EDP - Energias de Portugal SA	647,876

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Russia — 3.2%
574,438	Gazprom OAO Sponsored ADR	5,113,498
59,353	Lukoil OAO Sponsored ADR	3,740,377
119,474	Rosneft OJSC GDR (Registered)	933,632

	Total Russia	9,787,507

	Singapore — 1.1%
289,000	Ezra Holdings Ltd *	251,901
2,037,000	Golden Agri-Resources Ltd	1,100,641
101,000	Ho Bee Investment Ltd	134,810
164,000	Jaya Holdings Ltd *	75,090
115,000	Singapore Press Holdings Ltd	393,661
533,000	Singapore Telecommunications	1,445,383
183,000	Swiber Holdings Ltd *	89,051

	Total Singapore	3,490,537

	South Africa — 0.9%
110,975	FirstRand Ltd	362,313
15,022	Kumba Iron Ore Ltd	917,032
56,562	MTN Group Ltd	1,041,592
17,334	Shoprite Holdings Ltd	373,406
6,391	Tiger Brands Ltd	215,104

	Total South Africa	2,909,447

	South Korea — 3.7%
5,080	Hyundai Steel Co	377,281
20,159	KT&G Corp	1,593,878
5,037	NHN Corp	1,172,265
9,129	POSCO	2,725,786
4,404	Samsung Electronics Co Ltd	5,724,638

	Total South Korea	11,593,848

	Spain — 5.0%
188,752	Banco Bilbao Vizcaya Argentaria SA	1,601,470
515,199	Banco Santander SA	3,968,855
9,012	Fomento de Construcciones y Contratas SA	107,207
91,930	Gas Natural SDG SA	1,427,722
13,944	Grifols SA *	446,437
258,932	Iberdrola SA	1,286,619
4,385	Inditex SA	601,980
97,733	Repsol YPF SA	2,074,415
294,103	Telefonica SA	3,863,452

	Total Spain	15,378,157

	Sweden — 0.5%
30,378	Investor AB - B Shares	704,343
12,002	Svenska Handelsbanken AB-Class A	427,149
23,222	Swedbank AB-Class A	429,436

	Total Sweden	1,560,928

Shares	Description	Value ($)
	Switzerland — 1.3%
45,618	Novartis AG (Registered)	2,826,827
3,875	Roche Holding AG (Non Voting)	763,357
8,012	Swiss Re AG	577,810

	Total Switzerland	4,167,994

	Taiwan — 2.0%
94,000	Asustek Computer Inc	1,037,764
214,000	Formosa Chemicals & Fibre Co	507,057
178,200	Hon Hai Precision Industry Co Ltd	572,186
74,000	HTC Corp	677,746
76,000	MediaTek Inc	865,253
353,000	Quanta Computer Inc	888,029
389,000	Taiwan Semiconductor Manufacturing Co Ltd	1,321,767
1,023,000	United Microelectronics Corp	395,239

	Total Taiwan	6,265,041

	Thailand — 0.5%
112,900	PTT Exploration & Production Pcl (Foreign Registered)	584,710
83,900	PTT Pcl (Foreign Registered)	874,452

	Total Thailand	1,459,162

	Turkey — 0.1%
106,816	Turkiye IS Bankasi-Class C	344,323

	United Kingdom — 19.8%
70,758	Ashtead Group Plc	435,026
153,208	AstraZeneca Plc	7,277,108
122,724	Aviva Plc	690,697
412,460	BAE Systems Plc	2,164,463
73,628	Balfour Beatty Plc	304,980
1,188,459	Barclays Plc	4,713,825
36,445	BHP Billiton Plc	1,147,849
876,235	BP Plc	6,083,081
439,519	BT Group Plc	1,643,826
13,695	Bunzl Plc	225,818
18,951	Cape Plc	57,548
31,024	Catlin Group Ltd	240,145
79,720	Cobham Plc	270,898
112,096	Darty Plc	85,941
160,264	Debenhams Plc	303,054
69,892	Diageo Plc	2,084,684
425,818	Dixons Retail Plc *	187,453
61,018	Drax Group Plc	529,599
101,814	FirstGroup Plc	304,855
130,679	GlaxoSmithKline Plc	2,798,636
22,210	Greencore Group Plc	32,336

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United Kingdom – continued
284,688	Home Retail Group Plc	510,044
23,803	Imperial Tobacco Group Plc	952,549
56,760	Inchcape Plc	389,147
33,075	Intermediate Capital Group Plc	154,510
5,205	Jardine Lloyd Thompson Group Plc	64,214
21,162	Lancashire Holdings Ltd	270,058
415,197	Legal & General Group Plc	970,380
2,634,753	Lloyds Banking Group Plc *	1,967,508
25,394	Micro Focus International Plc	233,323
13,092	Next Plc	768,427
55,018	Prudential Plc	799,792
49,244	Rio Tinto Plc	2,445,287
43,542	Rolls-Royce Holdings Plc *	621,903
3,762,836	Rolls-Royce Holdings Plc-Class C *	6,028
183,391	Royal Bank of Scotland Group Plc *	868,960
157,697	Royal Dutch Shell Plc A Shares (London)	5,279,926
136,155	Royal Dutch Shell Plc B Shares (London)	4,699,939
6,589	SABMiller Plc	298,757
40,312	Scottish & Southern Energy Plc	921,406
19,539	Tate & Lyle Plc	241,892
63,418	TUI Travel Plc	275,896
2,221,139	Vodafone Group Plc	5,729,730
119,064	William Hill Plc	643,953
36,031	WPP Plc	494,702

	Total United Kingdom	61,190,153

	TOTAL COMMON STOCKS (COST $289,701,041)	284,224,682

	PREFERRED STOCKS — 4.3%

	Brazil — 3.5%
14,946	Companhia de Bebidas das Americas ADR 1.68%	621,903
73,200	Gerdau SA 2.04%	607,031
501,229	Petroleo Brasileiro SA (Petrobras) 0.66%	4,377,075
298,984	Vale SA 1.83%	5,135,114

	Total Brazil	10,741,123

	Germany — 0.4%
7,358	Henkel AG & Co KGaA 1.27%	614,871
6,794	Porsche Automobil Holding SE 1.35%	504,368

	Total Germany	1,119,239

	South Korea — 0.4%
1,753	Samsung Electronics Co Ltd (Non-Voting) 0.66%	1,336,228

	TOTAL PREFERRED STOCKS (COST $15,551,848)	13,196,590

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	22,103	PTT Exploration Rights, Expires 12/06/12 *	12,244

		TOTAL RIGHTS/WARRANTS (COST $0)	12,244

		MUTUAL FUNDS — 1.8%

		United States — 1.8%
		Affiliated Issuers — 1.8%
	221,000	GMO U.S. Treasury Fund	5,525,000

		TOTAL MUTUAL FUNDS (COST $5,525,000)	5,525,000

		SHORT-TERM INVESTMENTS — 1.2%

		Time Deposits — 1.2%
USD	2,500,000	Bank of Montreal Time Deposit, 0.07%, due 12/03/12	2,500,000
USD	971,367	Bank of Nova Scotia (Toronto) Time Deposit, 0.07%, due 12/03/12	971,367
AUD	21,075	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	21,993
CHF	9,475	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,225
EUR	3,196	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 12/03/12	4,157
GBP	38,456	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	61,613
HKD	77,507	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,001
NOK	58,283	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,289
NZD	21,861	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	17,947
SEK	67,065	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	10,080
ZAR	86,841	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 12/03/12	9,768
JPY	5,315,646	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	64,484
CAD	23,922	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	24,082
SGD	24,443	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	20,025

		Total Time Deposits	3,736,031

		TOTAL SHORT-TERM INVESTMENTS (COST $3,736,031)	3,736,031

		TOTAL INVESTMENTS — 99.2% (Cost $314,513,920)	306,694,547
		Other Assets and Liabilities (net) — 0.8%	2,588,202

		TOTAL NET ASSETS — 100.0%	$309,282,749

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BOA	USD	11,909,846	CAD	11,810,570	$(22,627)
12/14/12	BBH	USD	1,491,247	CHF	1,407,499	27,770
12/14/12	BCLY	USD	1,341,818	CHF	1,246,401	3,338
12/14/12	BBH	USD	2,276,996	HKD	17,647,238	48
12/14/12	BONY	USD	9,018,461	HKD	69,902,092	1,088
12/14/12	JPM	USD	967,002	HKD	7,495,014	88
12/14/12	BCLY	USD	4,193,982	JPY	334,828,667	(131,917)
12/14/12	SSB	USD	2,049,922	SEK	13,690,548	7,152
12/14/12	BOA	USD	3,895,573	SGD	4,762,922	6,546
12/14/12	DB	USD	8,275,623	SGD	10,096,260	(4,061)
12/14/12	BOA	AUD	6,048,050	USD	6,280,295	(26,478)
12/14/12	BBH	DKK	5,547,971	USD	949,616	(17,747)
12/14/12	BBH	EUR	1,074,596	USD	1,402,488	4,799
12/14/12	BCLY	EUR	6,703,130	USD	8,682,477	(36,043)
12/14/12	BOA	EUR	1,686,465	USD	2,200,901	7,376
12/14/12	BOA	GBP	730,204	USD	1,182,078	12,223
12/14/12	BONY	GBP	3,716,134	USD	5,954,920	1,323
12/14/12	BCLY	JPY	92,731,751	USD	1,176,127	51,127
12/14/12	JPM	JPY	225,308,440	USD	2,858,142	124,751
12/14/12	SSB	JPY	858,293,579	USD	10,883,073	470,450
12/14/12	DB	NZD	1,367,535	USD	1,125,946	4,024

						$483,230

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
4	DAX	December 2012	$965,558	$10,635
21	TOPIX	December 2012	1,996,996	142,794
61	FTSE/MIB	December 2012	6,279,016	(156,161)
35	MSCI Singapore	December 2012	1,997,733	42,568

			$11,239,303	$39,836

Sales
29	FTSE 100	December 2012	$2,731,419	$(31,485)
5	SPI 200	December 2012	589,740	(14,455)

			$3,321,159	$(45,940)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

International Intrinsic Value Extended Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$314,539,196	$15,925,497	$(23,770,146)	$(7,844,649)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$—	$9,353,000	$3,828,000	$4,842	$—	$5,525,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.7%

	Australia — 3.7%
10,157,269	Arrium Ltd	8,715,232
915,833	Australia and New Zealand Banking Group Ltd	23,307,241
1,420,675	Bank of Queensland Ltd	10,419,300
708,294	Bendigo and Adelaide Bank Ltd	5,977,460
21,653,815	BlueScope Steel Ltd *	11,997,010
721,334	CSL Ltd	38,906,217
9,513,224	Dexus Property Group (REIT)	9,985,811
9,444,156	Goodman Fielder Ltd *	6,610,573
3,710,570	GPT Group (REIT)	13,520,309
2,406,255	Investa Office Fund (REIT)	7,286,226
390,041	Macquarie Group Ltd	13,351,936
10,266,519	Mirvac Group (REIT)	15,766,359
4,084,875	Pacific Brands Ltd	2,538,602
3,554,344	QBE Insurance Group Ltd	40,613,430
6,700,736	Stockland (REIT)	23,715,169
3,777,652	TABCORP Holdings Ltd	11,045,354
3,400,620	Tatts Group Ltd	10,394,512
7,135,569	Telstra Corp Ltd	32,100,699
631,000	Westfield Group (REIT)	6,869,264
1,023,754	Westpac Banking Corp	27,267,441

	Total Australia	320,388,145

	Austria — 0.5%
1,167,625	Immofinanz AG (Entitlement Shares) *	—
644,642	OMV AG	23,065,149
100,973	Raiffeisen International Bank Holding	4,161,380
367,005	Voestalpine AG	11,857,277

	Total Austria	39,083,806

	Belgium — 1.2%
593,176	Ageas	15,874,724
824,766	Anheuser-Busch InBev NV	72,424,668
415,968	Belgacom SA	12,230,182
122,358	Mobistar SA	3,235,405

	Total Belgium	103,764,979

	Canada — 1.0%
78,600	Agrium Inc	8,026,561
227,700	Alimentation Couche Tard Inc	11,248,039
404,000	Canadian Oil Sands Ltd	8,199,164
124,800	Canadian Tire Corp Ltd	8,279,378
615,600	First Quantum Minerals Ltd	12,642,311
94,400	Home Capital Group Inc	5,160,236
494,000	Husky Energy Inc	13,864,922
21	Precision Drilling Corp *	157
1,549,800	Research In Motion Ltd *	18,082,430
279,100	RONA Inc	2,989,504

	Total Canada	88,492,702

Shares	Description	Value ($)
	Denmark — 0.5%
258,415	Novo-Nordisk A/S-Class B	40,961,484

	Finland — 0.5%
13,221,670	Nokia Oyj	43,441,775
31,798	Stockmann Oyj ABP-A Shares	602,016
1,645	Stockmann Oyj ABP-B Shares	29,968

	Total Finland	44,073,759

	France — 13.2%
2,968,310	Air France–KLM *	27,259,608
284,337	APERAM	4,112,593
1,933,764	AXA	31,848,907
1,806,769	BNP Paribas	101,108,675
723,884	Carrefour SA	17,865,876
395,910	CNP Assurances	5,770,915
81,043	Compagnie Generale des Etablissements Michelin-Class B	7,553,204
79,830	Dassault Systemes SA	9,041,926
105,463	Essilor International SA	10,189,537
2,434,385	France Telecom SA	25,894,099
1,278,921	GDF Suez	28,772,263
87,639	L’Oreal SA	11,901,227
213,371	Lagardere SCA	6,431,829
973,593	PagesJaunes Groupe *	2,167,635
2,936,490	Peugeot SA *	18,043,126
929,813	Renault SA	46,579,262
3,579,092	Sanofi	319,675,379
1,112,801	Technicolor *	2,766,970
8,191,077	Total SA	410,500,535
2,448,369	Vivendi SA	52,670,124
85,951	Zodiac Aerospace	9,610,688

	Total France	1,149,764,378

	Germany — 6.1%
125,432	Adidas AG	11,033,970
304,011	Aurubis AG	19,320,782
591,403	Bayer AG (Registered)	53,523,633
120,642	Beiersdorf AG	9,461,590
104,355	Continental AG	11,566,142
853,812	Deutsche Lufthansa AG (Registered)	14,180,731
1,350,915	Deutsche Post AG (Registered)	28,059,684
79,032	Duerr AG	6,596,412
9,119,619	E.ON AG	164,454,191
380,679	Freenet AG	7,096,159
94,350	Hannover Rueckversicherung AG (Registered)	6,956,947
402,719	Kloeckner & Co SE *	4,240,410
119,425	Lanxess AG	10,401,783
57,685	Merck KGaA	7,718,856
253,497	Metro AG	7,097,412
60,771	MTU Aero Engines Holding AG	5,410,461

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Germany — continued
229,925	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	39,264,184
1,897,461	RWE AG	79,150,079
151,087	Salzgitter AG	6,959,740
387,939	SAP AG	30,289,905
183,620	Suedzucker AG	7,233,143

	Total Germany	530,016,214

	Greece — 0.2%
2,021,152	OPAP SA	13,148,490
897,005	Public Power Corp SA *	5,203,432

	Total Greece	18,351,922

	Hong Kong — 1.0%
3,491,500	BOC Hong Kong Holdings Ltd	10,718,053
1,828,598	CLP Holdings Ltd	15,977,980
8,509,890	Esprit Holdings Ltd	13,180,296
7,746,581	Hong Kong & China Gas	20,992,862
1,562,766	Link (REIT)	8,537,714
6,618,000	Pacific Basin Shipping Ltd	3,501,889
995,969	Power Assets Holdings Ltd	8,798,968
1,744,400	Yue Yuen Industrial Holdings	6,075,905

	Total Hong Kong	87,783,667

	Ireland — 0.4%
766,882	C&C Group Plc	4,084,792
311,490	DCC Plc	9,397,291
148,045	Kerry Group Plc-Class A	7,755,920
115,439	Paddy Power Plc	8,710,345
566,567	Smurfit Kappa Group Plc	6,650,481

	Total Ireland	36,598,829

	Israel — 0.3%
1,295,535	Bank Hapoalim BM *	5,339,312
2,442,325	Bank Leumi Le-Israel *	8,244,552
4,047,425	Israel Discount Bank Ltd-Class A *	6,046,381
650,760	Partner Communications Co Ltd	4,203,119

	Total Israel	23,833,364

	Italy — 6.3%
14,439,480	A2A SPA	7,873,846
943,269	Assicurazioni Generali SPA	15,845,543
366,297	Azimut Holding SPA	4,779,726
37,363,096	Enel SPA	141,707,608
7,822,972	ENI SPA	185,516,426
205,900	Exor SPA	5,096,348
800,777	Fiat Industrial SPA	8,562,617

Shares	Description	Value ($)
	Italy — continued
2,030,466	Fiat SPA *	9,415,192
4,508,453	Finmeccanica SPA *	23,734,341
19,248,900	Intesa Sanpaolo SPA	32,435,630
203,805	Italcementi SPA-Di RISP	478,291
8,507,394	Mediaset SPA	14,077,264
1,752,479	Mediolanum SPA	8,553,051
12,902,814	Milano Assicurazioni SPA *	5,207,706
540,489	Parmalat SPA	1,242,137
648,210	Pirelli & C SPA	7,531,869
394,914	Recordati SPA	3,306,193
47,398,867	Telecom Italia SPA	43,183,580
34,936,071	Telecom Italia SPA-Di RISP	27,904,176

	Total Italy	546,451,544

	Japan — 21.4%
7,224	Accordia Golf Co Ltd	6,752,164
1,903	Advance Residence Investment Corp (REIT)	3,994,825
2,098,800	Aeon Co Ltd	23,503,733
187,700	Aeon Credit Service Co Ltd	3,678,068
642,000	Ajinomoto Co Inc	9,181,017
202,000	Alfresa Holdings Corp	8,488,094
604,000	Anritsu Corp	7,790,273
2,774,000	Aozora Bank Ltd	8,595,137
520,200	Asahi Breweries Ltd	11,707,134
834,600	Astellas Pharma Inc	42,250,657
1,032,000	Calsonic Kansei Corp	4,771,527
3,916,000	Cosmo Oil Co Ltd	7,626,106
284,300	Credit Saison Co Ltd	6,344,556
483,900	Daiei Inc *	946,750
4,822,000	Daikyo Inc	11,630,433
564,100	Daito Trust Construction Co Ltd	54,807,354
704,300	Dena Co Ltd	25,803,621
2,131,000	DIC Corp	3,840,192
105,700	Disco Corp	5,659,174
518,700	Eisai Co Ltd	21,802,075
295,700	Electric Power Development Co Ltd	7,485,994
1,138,000	Fuji Heavy Industries Ltd	12,831,652
336,200	Fuji Oil Co Ltd	4,830,214
834,000	Gunze Ltd	2,067,440
1,098,000	Hanwa Co Ltd	3,631,589
13,321,500	Haseko Corp *	8,752,738
161,000	Hikari Tsushin Inc	7,326,302
101,900	Idemitsu Kosan Co Ltd	8,374,237
517,300	IT Holdings Corp	6,323,482
4,976,400	Itochu Corp	49,915,683
4,796	Japan Retail Fund Investment Corp (REIT)	8,735,596
921,800	Japan Tobacco Inc	27,639,772

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
1,559,800	JFE Holdings Inc	24,305,967
9,215,490	JX Holdings Inc	49,353,596
704,300	K’s Holdings Corp	15,948,423
4,846,993	Kajima Corp	13,988,452
898,300	Kao Corp	24,700,138
11,011,000	Kawasaki Kisen Kaisha Ltd *	14,607,721
1,046,100	KDDI Corp	77,623,675
7,818,000	Kobe Steel Ltd *	7,343,535
201,300	Kohnan Shoji Co Ltd	2,341,921
280,800	Kyowa Exeo Corp	2,846,229
198,000	Lawson Inc	13,403,873
2,822,900	Leopalace21 Corp *	8,904,349
5,232,000	Marubeni Corp	34,614,436
9,616,000	Mazda Motor Corp *	15,239,066
917,100	Medipal Holdings Corp	10,868,281
5,326,000	Mitsubishi Chemical Holdings Corp	23,366,698
2,724,000	Mitsubishi Corp	51,851,904
993,000	Mitsubishi Gas Chemical Co Inc	5,881,243
230,800	Mitsubishi UFJ Lease & Finance Co Ltd	10,088,725
3,791,000	Mitsui Chemicals Inc	8,588,748
4,616,000	Mitsui Engineer & Shipbuilding Co Ltd	6,120,694
1,932,300	Mitsui & Co Ltd	26,819,596
4,406,000	Mitsui Mining & Smelting Co Ltd	8,755,197
6,255,000	Mitsui OSK Lines Ltd	15,779,440
12,201,300	Mizuho Financial Group Inc	19,671,445
676,100	Net One Systems Co Ltd	6,575,615
1,217,000	Nichirei Corp	6,609,408
346,400	Nikon Corp	9,652,010
216,600	Nintendo Co Ltd	26,029,649
399,000	Nippon Corp	4,611,212
4,968,000	Nippon Light Metal Co Ltd *	4,476,653
645,800	Nippon Paper Group Inc	7,947,271
12,327,000	Nippon Steel Corp	28,423,195
1,595,800	Nippon Telegraph & Telephone Corp	71,786,466
6,582,000	Nippon Yusen Kabushiki Kaisha	14,043,517
1,097,800	Nipro Corp	8,037,028
865,000	Nisshinbo Holdings Inc	6,144,223
215,500	Nitto Denko Corp	11,254,896
1,620,900	North Pacific Bank Ltd *	4,233,922
23,223	NTT Docomo Inc	33,667,017
247	Obayashi Corp	1,170
111,900	Okinawa Electric Power Co	3,325,637
57,000	Oriental Land Co Ltd	7,337,449
1,020	ORIX JREIT Inc (REIT)	5,106,654
2,187,000	Osaka Gas Co Ltd	8,598,482
381,600	Otsuka Holdings Co Ltd	11,336,076
274,530	Point Inc	9,928,445
12,884,500	Resona Holdings Inc	54,085,376

Shares	Description	Value ($)
	Japan — continued
1,726,000	Ricoh Company Ltd	16,090,835
998,600	Round One Corp	5,633,915
146,700	Ryohin Keikaku Co Ltd	9,383,570
271,300	Sankyo Co Ltd	11,130,918
399,200	Sega Sammy Holdings Inc	6,663,341
387,000	Seino Holdings Co Ltd	2,350,854
376,100	Seven & I Holdings Co Ltd	10,960,660
4,152,200	Seven Bank Ltd	10,840,657
92,000	Shimamura Co Ltd	9,307,137
10,391,000	Shinsei Bank Ltd	17,702,794
1,753,900	Showa Shell Sekiyu KK	10,240,993
761,500	SoftBank Corp	28,641,821
8,805,900	Sojitz Corp	11,136,686
195,280	Sumisho Computer Systems Corp	3,345,629
3,789,000	Sumitomo Light Metal Industries Ltd	3,132,273
4,874,800	Sumitomo Corp	60,723,340
642,000	Sumitomo Electric Industries Ltd	6,963,800
903,000	Sumitomo Metal Mining Co Ltd	12,413,851
398,400	Sumitomo Mitsui Financial Group Inc	12,896,370
438,000	Suruga Bank Ltd	5,674,729
184,300	Suzuken Co Ltd	5,496,477
4,674,716	Taiheiyo Cement Co Ltd	10,460,867
4,542,000	Taisei Corp	12,369,707
2,576,800	Takeda Pharmaceutical Co Ltd	117,958,896
1,034,000	Toho Zinc Co Ltd	3,888,607
707,000	Tokyo Gas Co Ltd	3,470,812
3,327,000	Tokyo Tatemono Co Ltd *	13,350,403
456	Tokyu REIT Inc (REIT)	2,460,071
802,000	TonenGeneral Sekiyu KK	7,457,519
4,101,000	Tosoh Corp	8,841,684
1,434,500	Toyota Motor Corp	61,765,413
1,289,900	Toyota Tsusho Corp	29,801,425
545,000	Toyo Engineering Corp	2,210,314
151,700	Unicharm Corp	7,754,691
1,514,600	UNY Co Ltd	10,617,613
96,470	USS Co Ltd	10,301,506
213,463	West Japan Railway Co	8,546,080
805,140	Yamada Denki Co Ltd	28,500,796
185,600	Yamato Kogyo Co Ltd	5,029,661
689,000	Yokohama Rubber Co Ltd	4,635,522

	Total Japan	1,863,464,549

	Malta — 0.0%
15,984,486	BGP Holdings Plc *	—

	Netherlands — 1.2%
4,868,672	Aegon NV	27,999,224
311,076	ASML Holding NV	19,451,624
300,090	CSM NV	5,935,695
4,978,939	ING Groep NV *	44,989,577
1,745,334	Koninklijke BAM Groep NV	6,759,629

	Total Netherlands	105,135,749

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	New Zealand — 0.4%
2,194,994	Chorus Ltd	6,127,616
1,397,726	Fletcher Building Ltd	9,089,670
11,462,151	Telecom Corp of New Zealand	21,743,006

	Total New Zealand	36,960,292

	Norway — 0.5%
2,656,169	DnB NOR ASA	33,026,260
1,458,004	Golden Ocean Group Ltd *	1,081,391
208,700	TGS Nopec Geophysical Co ASA	6,597,357

	Total Norway	40,705,008

	Portugal — 0.2%
8,566,628	EDP - Energias de Portugal SA	21,676,323

	Singapore — 1.7%
4,424,000	CapitaCommercial Trust (REIT)	5,870,510
6,624,000	Ezra Holdings Ltd *	5,773,669
56,529,000	Golden Agri-Resources Ltd	30,544,000
2,388,000	Ho Bee Investment Ltd	3,187,375
3,873,000	Jaya Holdings Ltd *	1,773,311
10,559,000	Noble Group Ltd	9,362,665
2,088,100	SembCorp Industries Ltd	8,853,734
2,723,000	Singapore Press Holdings Ltd	9,321,213
2,105,000	Singapore Technologies Engineering Ltd	6,326,254
16,343,000	Singapore Telecommunications	44,318,759
4,346,000	Swiber Holdings Ltd *	2,114,849
666,000	United Overseas Bank Ltd	10,210,537
325,000	Venture Corp Ltd	2,081,676
6,906,000	Yangzijiang Shipbuilding Holdings Ltd	5,281,087

	Total Singapore	145,019,639

	Spain — 7.8%
10,675,028	Banco Bilbao Vizcaya Argentaria SA	90,572,463
26,801,114	Banco Santander SA	206,463,381
2,594,792	Gas Natural SDG SA	40,298,520
343,117	Grifols SA *	10,985,374
10,070,173	Iberdrola SA	50,038,136
105,251	Inditex SA	14,449,030
776,752	Indra Sistemas SA	9,123,518
3,170,126	Repsol YPF SA	67,286,969
14,211,554	Telefonica SA	186,688,531

	Total Spain	675,905,922

	Sweden — 0.9%
878,819	Investor AB-B Shares	20,376,261
450,125	Skandinaviska Enskilda Banken AB-Class A	3,627,548
602,000	Svenska Handelsbanken AB-Class A	21,425,070
1,176,600	Swedbank AB-Class A	21,758,407
1,931,458	TeliaSonera AB	12,965,025

	Total Sweden	80,152,311

Shares	Description	Value ($)
	Switzerland — 2.1%
2,149,760	Novartis AG (Registered)	133,214,962
144,057	Roche Holding AG (Non Voting)	28,378,542
228,994	Swiss Re AG	16,514,600

	Total Switzerland	178,108,104

	United Kingdom — 25.6%
264,051	Admiral Group Plc	4,735,866
1,096,548	Amlin Plc	6,791,380
1,181,381	Ashtead Group Plc	7,263,237
4,804,967	AstraZeneca Plc	228,227,405
4,286,388	Aviva Plc	24,124,020
13,587,987	BAE Systems Plc	71,305,587
2,383,876	Balfour Beatty Plc	9,874,434
44,357,968	Barclays Plc	175,938,504
2,538,484	Barratt Developments Plc *	7,938,956
1,745,729	BHP Billiton Plc	54,982,378
31,698,103	BP Plc	220,057,538
9,024,651	BT Group Plc	33,752,712
556,788	Bunzl Plc	9,180,909
739,844	Cape Plc	2,246,672
1,000,400	Catlin Group Ltd	7,743,711
2,591,012	Cobham Plc	8,804,566
3,645,077	Darty Plc	2,794,596
3,932,406	Debenhams Plc	7,436,041
2,470,998	Diageo Plc	73,702,996
19,795,248	Dixons Retail Plc *	8,714,223
1,709,755	Drax Group Plc	14,839,627
552,348	Experian Plc	9,183,219
3,349,905	FirstGroup Plc	10,030,394
5,373,228	GlaxoSmithKline Plc	115,073,642
556,479	Greencore Group Plc	810,181
9,718,224	Home Retail Group Plc	17,411,086
782,906	Imperial Tobacco Group Plc	31,330,346
1,706,545	Inchcape Plc	11,700,103
276,712	InterContinental Hotels Group Plc	7,398,977
1,339,763	Intermediate Capital Group Plc	6,258,698
120,813	Jardine Lloyd Thompson Group Plc	1,490,471
344,602	JD Wetherspoon Plc	3,003,286
589,920	Lancashire Holdings Ltd	7,528,233
10,670,061	Legal & General Group Plc	24,937,592
126,131,680	Lloyds Banking Group Plc *	94,189,145
4,422,360	Man Group Plc	5,445,749
1,650,190	Marks & Spencer Group Plc	10,330,465
655,759	Micro Focus International Plc	6,025,180
1,040,047	National Express Group Plc	2,902,731
382,308	Next Plc	22,439,339
3,549,328	Old Mutual Plc	9,752,136
1,744,016	Prudential Plc	25,352,599
2,109,711	Punch Taverns Plc *	230,950
2,455,275	Rio Tinto Plc	121,920,459
1,535,556	Rolls-Royce Holdings Plc *	21,932,081
136,182,196	Rolls-Royce Holdings Plc-Class C *	218,184

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	6,667,711	Royal Bank of Scotland Group Plc *	31,593,546
	5,236,153	Royal Dutch Shell Plc A Shares (London)	175,314,043
	4,101,239	Royal Dutch Shell Plc B Shares (London)	141,570,801
	199,480	SABMiller Plc	9,044,783
	1,095,132	Scottish & Southern Energy Plc	25,031,283
	1,873,579	Spirit Pub Co Plc	1,862,715
	4,553,460	Tesco Plc	23,754,186
	9,891,488	Thomas Cook Group Plc *	4,124,778
	3,518,400	TUI Travel Plc	15,306,598
	735,645	United Utilities Group Plc	8,034,479
	78,083,250	Vodafone Group Plc	201,426,368
	2,804,525	William Hill Plc	15,168,177
	288,213	Wolseley Plc	13,390,831
	1,100,432	WPP Plc	15,108,837

		Total United Kingdom	2,228,082,029

		TOTAL COMMON STOCKS (COST $8,292,586,347)	8,404,774,719

		PREFERRED STOCKS — 0.6%

		Germany — 0.6%
	226,424	Henkel AG & Co KGaA 1.27%	18,921,097
	456,248	Porsche Automobil Holding SE 1.35%	33,870,618

		Total Germany	52,791,715

		TOTAL PREFERRED STOCKS (COST $39,410,683)	52,791,715

		MUTUAL FUNDS — 0.9%

		United States — 0.9%

		Affiliated Issuers — 0.9%
	3,023,461	GMO U.S. Treasury Fund	75,586,524

		TOTAL MUTUAL FUNDS (COST $75,591,206)	75,586,524

		SHORT-TERM INVESTMENTS — 1.1%

		Time Deposits — 1.1%
USD	14,700,982	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 12/03/12	14,700,982
USD	25,000,000	Barclays Bank (London) Time Deposit, 0.07%, due 12/03/12	25,000,000

Par Value		Description	Value ($)
		Time Deposits — continued
AUD	551,446	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	575,489
CHF	9,298	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,034
GBP	1,758,083	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	2,816,712
HKD	77,516	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,002
NZD	299,131	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	245,571
SEK	67,919	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	10,208
EUR	337,400	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	438,805
JPY	174,506,640	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	2,116,900
USD	25,000,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 12/03/12	25,000,000
CAD	130,195	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	131,067
NOK	1,779,331	JPMorgan Chase (New York) Time Deposit, 0.55%, due 12/03/12	314,123
SGD	488,410	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	400,139
USD	25,000,000	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 12/03/12	25,000,000

		Total Time Deposits	96,770,032

		TOTAL SHORT-TERM INVESTMENTS (COST $96,770,032)	96,770,032

		TOTAL INVESTMENTS — 99.3% (Cost $8,504,358,268)	8,629,922,990
		Other Assets and Liabilities (net) — 0.7%	60,118,870

		TOTAL NET ASSETS — 100.0%	$8,690,041,860

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BCLY	USD	24,446,555	AUD	23,914,926	$491,401
12/14/12	BOA	USD	19,951,598	AUD	19,505,736	388,552
12/14/12	BONY	USD	34,562,261	AUD	33,808,004	691,978
12/14/12	GS	USD	24,446,794	AUD	23,914,926	491,162
12/14/12	JPM	USD	6,646,567	AUD	6,501,912	133,483
12/14/12	MSCI	USD	26,611,781	AUD	26,007,649	508,420
12/14/12	BBH	USD	68,055,291	CHF	63,938,272	948,926
12/14/12	BCLY	USD	29,528,386	CHF	27,389,645	31,390
12/14/12	DB	USD	16,638,867	CHF	15,433,148	17,077
12/14/12	JPM	USD	12,703,658	CHF	11,759,154	(12,805)
12/14/12	MSCI	USD	20,264,111	CHF	18,751,213	(27,206)
12/14/12	RBS	USD	29,472,432	CHF	27,389,645	87,344
12/14/12	BCLY	USD	32,707,638	EUR	25,610,867	603,498
12/14/12	BBH	USD	101,463,126	HKD	786,361,954	2,082
12/14/12	BCLY	USD	47,561,347	HKD	368,623,272	2,547
12/14/12	BOA	USD	21,660,234	HKD	167,874,072	755
12/14/12	DB	USD	21,931,615	HKD	169,991,948	2,646
12/14/12	GS	USD	24,681,473	HKD	191,294,376	1,465
12/14/12	JPM	USD	71,833,584	HKD	556,765,877	6,572
12/14/12	MSCI	USD	22,880,194	HKD	177,328,896	762
12/14/12	RBS	USD	35,334,444	HKD	273,863,848	2,530
12/14/12	BCLY	USD	48,099,778	JPY	3,840,069,837	(1,512,923)
12/14/12	JPM	USD	48,095,139	JPY	3,840,069,837	(1,508,284)
12/14/12	MSCI	USD	48,123,588	JPY	3,840,069,837	(1,536,733)
12/14/12	BBH	USD	16,601,520	SEK	109,985,898	(75,582)
12/14/12	BCLY	USD	8,907,906	SEK	59,095,403	(28,523)
12/14/12	BOA	USD	8,496,626	SEK	56,281,581	(40,034)
12/14/12	DB	USD	16,536,746	SEK	109,985,898	(10,809)
12/14/12	JPM	USD	16,590,006	SEK	109,985,898	(64,068)
12/14/12	MSCI	USD	8,909,879	SEK	59,095,403	(30,496)
12/14/12	SSB	USD	8,909,388	SEK	59,095,403	(30,005)
12/14/12	BOA	USD	228,315,598	SGD	278,992,625	254,657
12/14/12	JPM	USD	58,288,518	SGD	71,069,267	(63,608)
12/14/12	SSB	USD	57,273,712	SGD	69,923,470	12,481
12/14/12	BCLY	AUD	30,511,400	USD	31,680,292	(136,321)
12/14/12	BOA	AUD	30,511,399	USD	31,683,037	(133,575)
12/14/12	BONY	AUD	30,511,400	USD	31,668,545	(148,068)
12/14/12	GS	AUD	30,511,400	USD	31,681,268	(135,345)
12/14/12	MSCI	AUD	30,511,400	USD	31,663,602	(153,011)
12/14/12	BOA	CAD	64,882,302	USD	65,066,766	(236,612)
12/14/12	JPM	CAD	4,792,892	USD	4,858,531	34,534
12/14/12	BBH	DKK	186,329,471	USD	31,893,007	(596,036)
12/14/12	BBH	EUR	34,992,780	USD	45,670,127	156,274
12/14/12	BCLY	EUR	27,535,233	USD	35,948,073	133,983
12/14/12	BOA	EUR	21,472,050	USD	28,021,841	93,916

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BONY	EUR	39,616,475	USD	51,706,037	$178,309
12/14/12	DB	EUR	39,616,475	USD	51,667,054	139,326
12/14/12	GS	EUR	21,206,000	USD	27,684,836	102,953
12/14/12	JPM	EUR	30,145,551	USD	39,376,902	167,666
12/14/12	MSCI	EUR	14,490,513	USD	18,923,233	75,943
12/14/12	RBS	EUR	49,533,742	USD	64,555,047	128,287
12/14/12	SSB	EUR	15,072,775	USD	19,690,154	85,536
12/14/12	BONY	GBP	93,541,350	USD	149,480,200	(381,860)
12/14/12	BBH	JPY	2,407,936,000	USD	30,531,604	1,319,071
12/14/12	BCLY	JPY	4,931,500,964	USD	62,546,781	2,718,931
12/14/12	BOA	JPY	4,931,500,964	USD	62,542,498	2,714,648
12/14/12	GS	JPY	1,975,650,588	USD	25,050,409	1,082,264
12/14/12	JPM	JPY	4,931,500,964	USD	62,558,365	2,730,515
12/14/12	MSCI	JPY	4,931,500,964	USD	62,551,541	2,723,691
12/14/12	DB	NOK	188,036,216	USD	32,676,378	(507,038)
12/14/12	DB	NZD	35,700,271	USD	29,334,699	46,278
12/14/12	SSB	SEK	225,466,956	USD	33,668,166	(209,384)

						$11,733,527

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
73	DAX	December 2012	$17,621,435	$238,837
1,904	FTSE/MIB	December 2012	195,987,642	3,884,408
958	MSCI Singapore	December 2012	54,680,791	1,165,150
591	TOPIX	December 2012	56,201,178	3,420,865

			$324,491,046	$8,709,260

Sales
789	FTSE 100	December 2012	$74,313,438	$(970,946)
490	S&P Toronto 60	December 2012	69,246,690	427,483

			$143,560,128	$(543,463)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

International Intrinsic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank And Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$8,622,664,297	$696,145,352	$(688,886,659)	$7,258,693

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$64,903,524	$63,880,000	$53,197,000	$52,784	$—	$75,586,524

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.2%

	Australia — 3.5%
1,168,727	Arrium Ltd	1,002,802
438,027	Australian Infrastructure Fund	1,441,043
1,416,195	BlueScope Steel Ltd *	784,624
179,725	Charter hall Retail (REIT)	671,930
485,378	Commonwealth Property Office Fund (REIT)	517,045
194,072	Downer Edi Ltd *	716,035
1,208,624	Goodman Fielder Ltd *	845,994
121,053	GrainCorp Ltd- Class A	1,505,771
156,392	Investa Office Fund (REIT)	473,560
773,950	PaperlinX Ltd *	50,894
218,043	Spark Infrastructure Group	372,166
206,604	TABCORP Holdings Ltd	604,083
241,161	Tatts Group Ltd	737,145

	Total Australia	9,723,092

	Austria — 0.2%
6,409	Flughafen Wien AG	317,115
1,761,602	Immofinanz AG (Entitlement Shares) *	—
13,172	Strabag SE	347,456

	Total Austria	664,571

	Belgium — 0.3%
9,085	GIMV NV	441,871
1,741	Tessenderlo Chemie NV *	2
6,234	ThromboGenics NV *	300,205

	Total Belgium	742,078

	Brazil — 0.2%
28,200	Companhia de Saneamento de Minas Gerais-Copasa MG *	593,879

	Canada — 3.1%
29,700	Artis Real Estate Investment Trust (REIT)	467,917
7,000	Boardwalk Real Estate Investment Trust (REIT)	454,241
30,000	Davis & Henderson Income Corp	645,090
32,400	Dollarama Inc	2,069,542
12,300	Dorel Industries Inc- Class B	456,165
11,900	Empire Co Ltd	690,508
26,000	Ensign Energy Services Inc	377,168
44,300	Just Energy Group Inc	391,112
22,900	Parkland Fuel Corp	406,891
22,271	Quebecor Inc- Class B	848,601
67,700	RONA Inc	725,150
130,100	Sherritt International Corp	666,642
29,350	Torstar Corp- Class B	203,871
43,125	Transcontinental Inc	415,469

	Total Canada	8,818,367

	China — 0.1%
447,600	Jiangsu Future Land Co Ltd- Class B	291,346

	Czech Republic — 0.0%
3,256	Pegas Nonwovens SA	78,032

Shares	Description	Value ($)
	Denmark — 0.7%
30,041	Chr Hansen Holding A/S	972,375
68,452	GN Store Nord A/S	966,912

	Total Denmark	1,939,287

	Finland — 0.5%
45,607	Huhtamaki Oyj	741,768
36,559	Tieto Oyj	702,861

	Total Finland	1,444,629

	France — 4.1%
4,907	Arkema	502,227
10,033	AtoS	713,150
35,502	Gemalto NV	3,266,911
17,471	Groupe Steria SCA	274,458
6,822	Ingenico SA	363,269
11,583	Lagardere SCA	349,157
135,696	PagesJaunes Groupe *	302,117
127,646	Peugeot SA *	784,315
16,410	Plastic Omnium SA	469,978
26,102	Rallye SA	781,350
4,760	Remy Cointreau SA	533,345
14,033	SCOR	370,790
76,771	STMicroelectronics NV	488,724
39,436	Teleperformance	1,373,548
9,286	Zodiac Aerospace	1,038,322

	Total France	11,611,661

	Germany — 5.8%
33,820	Aurubis AG	2,149,359
18,111	Bechtle AG	673,199
7,055	Bertrandt AG	679,731
68,009	Drillisch AG	963,066
17,245	Duerr AG	1,439,355
164,705	Freenet AG	3,070,232
30,378	Gagfah SA *	342,048
14,048	Gerry Weber International AG	665,161
31,102	Hannover Rueckversicherung AG (Registered)	2,293,323
18,578	Lanxess AG	1,618,123
13,407	Leoni AG	465,634
7,805	Salzgitter AG	359,533
18,974	Suedzucker AG	747,422
85,977	TUI AG *	855,400

	Total Germany	16,321,586

	Greece — 0.7%
111,009	Alapis Holding Industrial and Commercial SA *	5,919
284,526	Intralot SA	569,811
85,089	Jumbo SA *	562,702
631,122	Marfin Investment Group SA *	259,071
65,033	Motor Oil (Hellas) Corinth Refineries SA	643,437

	Total Greece	2,040,940

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Hong Kong — 0.9%
257,500	AAC Technologies Holdings Inc	966,455
402,000	First Pacific Co	423,037
329,600	HKR International Ltd	167,963
295,000	Kowloon Development Co Ltd	347,072
520,000	Texwinca Holdings Ltd	441,435
69,000	Yue Yuen Industrial Holdings	240,333

	Total Hong Kong	2,586,295

	India — 0.3%
83,734	Gitanjali Gems Ltd	763,445
275,905	Rain Commodities Ltd	183,843

	Total India	947,288

	Indonesia — 0.1%
42,939,000	Bakrie & Brothers Tbk PT *	223,713

	Ireland — 2.8%
50,916	DCC Plc	1,536,076
517,640	Fyffes Plc	335,883
105,880	Glanbia Plc	1,087,761
22,250	Paddy Power Plc	1,678,854
246,016	Smurfit Kappa Group Plc	2,887,787
427,401	Total Produce Ltd	295,880

	Total Ireland	7,822,241

	Israel — 0.4%
200,653	Africa Israel Investments Ltd *	484,296
8,262	Mellanox Technologies Ltd *	627,282

	Total Israel	1,111,578

	Italy — 4.5%
57,830	Astaldi SPA	341,632
73,407	Autostrada Torino-Milano SPA	682,833
104,545	Azimut Holding SPA	1,364,184
1,138,988	Banca Popolare di Milano SCARL *	601,877
270,870	Banco Popolare SCARL *	399,419
61,866	Cementir SPA	124,767
12,810	Danieli & Co SPA	379,300
68,713	Danieli & Co SPA-RSP	1,108,470
29,100	De’Longhi SPA	384,028
103,556	Finmeccanica SPA *	545,161
76,404	Impregilo SPA	315,436
121,411	Italcementi SPA-Di RISP	284,928
7,159	Italmobiliare SPA *	108,734
95,780	Lottomatica SPA	2,112,929
293,999	Mediolanum SPA	1,434,875
1,567,905	Milano Assicurazioni SPA *	632,822
124,607	Recordati SPA	1,043,201
51,301	Societa Iniziative Autostradali e Servizi SPA	441,990
179,296	Unipol Gruppo Finanziario SPA *	371,750

	Total Italy	12,678,336

Shares	Description	Value ($)
	Japan — 30.2%
992	Accordia Golf Co Ltd	927,207
264	Advance Residence Investment Corp (REIT)	554,195
22,900	Alpen Co Ltd	407,989
86,900	AOC Holdings Inc	323,115
31,700	Aoyama Trading Co Ltd	576,476
123,100	Arnest One Corp	1,683,224
47,500	ASKUL Corp	711,596
7,600	Autobacs Seven Co Ltd	297,130
809	BIC Camera Inc	398,626
8,400	Calbee Inc	685,866
61,900	Century Tokyo Leasing Corp	1,215,504
22,000	Chiba Kogyo Bank Ltd (The) *	113,474
14,800	Cocokara fine Inc	464,530
48,600	COMSYS Holdings Corp	572,861
8,600	Cosmos Pharmaceutical Corp	887,486
196,750	Daiei Inc *	384,941
39,900	Daiichikosho Co Ltd	931,268
575,000	Daikyo Inc	1,386,872
24	Daiwahouse Residential Investment Corp (REIT)	183,734
81	Daiwa Office Investment Corp (REIT)	262,433
151,800	DCM Holdings Co Ltd	978,112
154,900	Edion Corp	607,703
81,000	Fujitsu General Ltd	745,647
17,000	Fuji Soft Inc	344,098
117,200	Futaba Industrial Co Ltd *	457,162
37,700	Fuyo General Lease Co Ltd	1,062,727
252,000	Godo Steel Ltd	439,319
8,330	Gulliver International Co Ltd	315,792
232,000	Gunze Ltd	575,115
18,700	H.I.S. Co Ltd	576,493
64,000	H2O Retailing Corp	611,333
284,000	Hanwa Co Ltd	939,318
198,000	Hazama Corp	472,364
41,200	Heiwa Corp	640,034
18,400	Hikari Tsushin Inc	837,292
35,200	Hitachi Capital Corp	664,722
881	Hoosiers Corp	622,564
54	Industrial & Infrastructure Fund Investment Corp (REIT)	418,006
397,000	Ishihara Sangyo Kaisha Ltd *	280,292
102,100	IT Holdings Corp	1,248,072
48,100	Itochu Enex Co Ltd	243,012
102,400	Izumi Co Ltd	2,291,562
82,200	J Trust Co Ltd	1,347,459
212,000	JACCS Co Ltd	823,282
29	Japan Excellent Inc (REIT)	162,471
77,000	J–Oil Mills Inc	203,047
21,100	K’s Holdings Corp	477,796
15,400	Kaga Electronics Co Ltd	141,048
21,000	Kaken Pharmaceutical Co Ltd	329,220
71,000	Kamei Corp	626,217

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
770,000	Kanematsu Corp *	899,780
206	Kenedix Realty Investment Corp (REIT)	684,936
26,100	Kewpie Corp	380,199
77,500	Kohnan Shoji Co Ltd	901,634
73,900	Kojima Co Ltd	233,711
10,700	Komeri Co Ltd	258,943
45,900	Konaka Co Ltd	335,486
98,000	Krosaki Harima Corp	227,283
166,000	Kurabo Industries Ltd	264,666
399,000	Kurimoto Ltd	1,350,794
24,700	Kyorin Co Ltd	525,921
482,500	Leopalace21 Corp *	1,521,963
112,000	Look Inc	561,108
220	M3 Inc	405,618
356,000	Maruha Nichiro Holdings Inc	592,648
61,700	Matsui Securities Co Ltd	490,605
14,500	Matsumotokiyoshi Holdings Co Ltd	347,712
76,800	Misawa Homes Co Ltd	1,100,375
198,000	Mitsubishi Steel Manufacturing Co Ltd	360,476
267,000	Mitsui Mining & Smelting Co Ltd	530,558
30,800	MonotaRO Co Ltd	900,895
190	Mori Hills REIT Investment Corp (REIT)	971,451
198,000	Morinaga Milk Industry Co Ltd	642,619
116,000	Nakayama Steel Works Ltd *	76,548
114,000	Nichias Corp	546,848
131,000	Nichirei Corp	711,448
37,600	Nihon Kohden Corp	1,235,487
423,000	Nippon Coke & Engineering Co Ltd	510,408
120,000	Nippon Corp	1,386,831
632,000	Nippon Light Metal Co Ltd *	569,494
96,000	Nippon Soda Co Ltd	422,224
28,000	Nippon Synthetic Chemical Industry Co Ltd	221,240
72,000	Nippon Flour Mills Co Ltd	304,418
473,000	Nishimatsu Construction Co Ltd	789,427
96,000	Nissan Shatai Co Ltd	1,103,806
79,000	Nissan Tokyo Sales Holdings Co Ltd *	308,038
95,300	Nissan Chemical Industries Ltd	1,150,426
121,000	NS United Kaiun Kaisha Ltd *	141,712
423,000	Oki Electric Industry Co Ltd *	406,682
14,600	Okinawa Electric Power Co	433,908
1,151,000	Orient Corp *	2,340,163
67	ORIX JREIT Inc (REIT)	335,437
11,300	Osaka Steel Co Ltd	194,495
42,500	Park24 Co Ltd	718,629
21,200	PLENUS Co Ltd	348,952
15,500	Pola Orbis Holdings Inc	461,365
91,000	Press Kogyo Co Ltd	389,724
32,000	Rohto Pharmaceutical Co Ltd	408,543
101,700	Round One Corp	573,772

Shares	Description	Value ($)
	Japan — continued
170,000	Ryobi Ltd	389,107
11,900	Ryohin Keikaku Co Ltd	761,176
107,000	Seino Holdings Co Ltd	649,978
99,300	Shinko Electric Industries Co Ltd	696,726
166,000	ShinMaywa Industries Ltd	1,006,710
26,500	Ship Healthcare Holdings Inc	825,290
89,000	Showa Corp	896,071
19,000	SHO–BOND Holdings Co Ltd	574,629
1,106	SKY Perfect JSAT Holdings Inc	471,032
77,200	Sodick Co Ltd	339,705
751,000	Sumitomo Light Metal Industries Ltd	620,833
71,000	Taihei Kogyo Co Ltd	252,768
90,500	Takara Leben Co Ltd	909,156
96,000	Takashima & Co Ltd	304,367
143,000	TOA Corp	217,536
75,600	Toho Holdings Co Ltd	1,447,413
65,000	Toho Zinc Co Ltd	244,448
121,000	Tokyo Dome Corp *	390,761
171,000	Tokyo Tatemono Co Ltd *	686,179
125	Tokyu REIT Inc (REIT)	674,362
200,000	Topy Industries Ltd	429,045
49,100	Toridoll.corp	638,081
134,000	Tosoh Corp	288,902
246,000	Toyo Tire & Rubber Co Ltd	686,113
30,400	TS Tech Co Ltd	541,840
11,500	Tsuruha Holdings Inc	866,822
55,700	T–Gaia Corp	529,449
89,000	Uchida Yoko Co Ltd	237,885
100,000	Uniden Corp	215,607
24,500	United Arrows Ltd	630,447
155,500	UNY Co Ltd	1,090,082
577	Wacom Co Ltd	1,649,652
27,300	Xebio Co Ltd	492,548
197,000	Yokohama Rubber Co Ltd	1,325,396

	Total Japan	85,009,328

	Netherlands — 1.3%
70,113	Delta Lloyd NV	1,048,181
18,465	Koninklijke Ten Cate NV	433,363
204,378	Koninklijke BAM Groep NV	791,550
28,297	Mediq NV	477,042
315,969	SNS REAAL NV *	432,220
177,100	TNT NV *	602,738

	Total Netherlands	3,785,094

	New Zealand — 0.2%
279,166	AMP NZ Office Ltd	229,262
97,618	Trade Me Ltd	338,351

	Total New Zealand	567,613

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Norway — 1.7%
33,472	Atea ASA	363,412
35,860	Cermaq ASA *	483,806
17,515	Fred Olsen Energy ASA	772,874
62,366	Petroleum Geo–Services ASA	1,043,699
63,362	TGS Nopec Geophysical Co ASA	2,002,979

	Total Norway	4,666,770

	Philippines — 0.1%
1,373,300	Lopez Holding Corp	210,553

	Poland — 0.0%
37,884	MCI Management SA *	64,140

	Portugal — 0.3%
911,906	Sonae	693,473
3,194	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	10,946

	Total Portugal	704,419

	Russia — 0.2%
10,696,252	IDGC Holding JSC *	694,433

	Singapore — 4.1%
1,425,000	CapitaCommercial Trust (REIT)	1,890,930
181,000	CDL Hospitality Trusts (REIT)	285,571
733,000	Ezion Holdings Ltd	866,144
366,000	First Resources Ltd	638,385
325,000	Ho Bee Investment Ltd	433,793
157,000	Hong Leong Asia Ltd	210,200
1,481,000	Jaya Holdings Ltd *	678,098
638,000	Mapletree Industrial Trust (REIT)	718,581
824,159	Mapletree Logistics Trust (REIT)	749,092
1,619,000	STX OSV Holdings Ltd	1,834,768
967,000	Suntec Real Estate Investment Trust (REIT)	1,282,742
943,000	Swiber Holdings Ltd *	458,882
133,000	Wheelock Properties Ltd	201,494
388,676	Wing Tai Holdings Ltd	555,523
1,195,000	Yoma Strategic Holdings Ltd	646,026

	Total Singapore	11,450,229

	South Africa — 0.1%
76,176	Basil Read Holdings Ltd *	79,672
56,841	Stefanutti Stocks Holdings Ltd	55,596
130,358	Super Group Ltd *	226,491

	Total South Africa	361,759

	South Korea — 1.4%
1,255	Dongwon Industries Co Ltd	361,518
17,990	Handsome Co Ltd	497,943

Shares	Description	Value ($)
	South Korea — continued
5,919	KCC Engineering & Construction Co	125,134
7,210	KISCO Corp	172,505
5,085	KISWIRE Ltd	141,045
10,411	Kolon Corp	160,144
8,892	Kolon Industries Inc	485,003
338	Namyang Dairy Products Co Ltd	293,821
2,305	Nong Shim Holdings Co Ltd	129,496
1,341	SeAH Holdings Corp	98,695
3,277	SeAH Steel Corp	275,492
4,180	Silla Co Ltd	92,477
4,846	SK Gas Co Ltd	389,294
319	Taekwang Industrial Co Ltd	275,294
10,260	Youngone Corp	330,353

	Total South Korea	3,828,214

	Spain — 1.5%
15,394	Corp Financiera Alba SA	641,458
31,536	Enagas	645,517
51,857	Fomento de Construcciones y Contratas SA	616,893
31,789	Grifols SA *	1,017,770
108,078	Indra Sistemas SA	1,269,455

	Total Spain	4,191,093

	Sweden — 1.5%
15,597	Axfood AB	577,947
48,921	D Carnegie & Co AB * (a)	5,515
8,628	Hexpol AB	425,142
18,282	Hoganas AB- Class B	625,312
28,964	NCC Class B	563,102
27,169	SAAB AB- Class B	528,992
118,994	Trelleborg AB- Class B	1,412,733
63,065	Vostok Gas Ltd SDR * (a)	2,085

	Total Sweden	4,140,828

	Switzerland — 1.3%
26,857	Actelion Ltd (Registered)	1,331,181
5,278	AMS AG	570,874
12,597	Swiss Life Holding AG (Registered) *	1,687,334

	Total Switzerland	3,589,389

	Taiwan — 0.4%
308,000	Chipbond Technology Corp	597,341
216,000	Elan Microelectronics Corp	335,864
126,000	L&K Engineering Co Ltd	113,720
224,000	Long Bon International Co Ltd *	156,165
430,000	ProMOS Technologies Inc * (a) (b)	—

	Total Taiwan	1,203,090

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Thailand — 0.1%
2,402,374	Sansiri PCL	278,672

	Turkey — 0.2%
526,803	Ihlas Holding AS *	380,371
474,959	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS- Class D	316,303

	Total Turkey	696,674

	United Kingdom — 21.4%
450,185	Aberdeen Asset Management Plc	2,438,597
161,312	Aegis Group Plc	607,752
158,217	Amlin Plc	979,904
377,175	Ashtead Group Plc	2,318,906
80,671	Atkins WS Plc	993,205
489,791	Balfour Beatty Plc	2,028,801
66,391	Bodycote Plc	438,980
36,354	Bunzl Plc	599,443
94,163	Cape Plc	285,943
288,508	Catlin Group Ltd	2,233,229
321,780	Cobham Plc	1,093,447
142,977	Cookson Group Plc	1,405,173
117,992	Dairy Crest Group Plc	706,692
492,095	Darty Plc	377,278
1,496,674	Debenhams Plc	2,830,158
1,248,851	Dixons Retail Plc *	549,767
117,686	Drax Group Plc	1,021,442
112,080	DS Smith Plc	388,795
131,048	easyJet Plc	1,502,699
444,734	Enterprise Inns Plc *	612,965
440,031	FirstGroup Plc	1,317,555
31,617	Go–Ahead Group Plc	624,526
129,827	Greene King Plc	1,272,748
143,012	Halfords Group Plc	782,810
746,002	Home Retail Group Plc	1,336,531
21,033	Hunting Plc	274,572
334,932	Inchcape Plc	2,296,300
37,198	Inmarsat Plc	350,283
24,914	InterContinental Hotels Group Plc	666,173
381,140	Intermediate Capital Group Plc	1,780,494
33,636	Interserve Plc	196,176
7,879	Intertek Group Plc	390,210
405,676	ITV Plc	643,550
61,577	John Wood Group Plc	768,184
747,980	Johnston Press Plc *	161,621
260,871	Ladbrokes Plc	815,310
92,225	Lancashire Holdings Ltd	1,176,924
623,840	Marston’s Plc	1,251,617
89,504	Mcbride Plc	185,792

Shares	Description	Value ($)
	United Kingdom — continued
161,008	Micro Focus International Plc	1,479,358
156,912	Mitie Group Plc	674,937
87,269	Morgan Crucible Co Plc	341,308
350,920	National Express Group Plc	979,404
99,350	Ophir Energy Plc *	793,919
191,184	Pace Plc	561,192
117,188	Playtech Ltd	788,997
548,773	Premier Foods Plc *	842,119
1,049,304	Punch Taverns Plc *	114,867
333,224	Qinetiq Group Plc	1,056,705
19,197	Rotork Plc	763,331
93,788	Senior Plc	298,149
224,168	SIG Plc	405,705
600,001	Spirit Pub Co Plc	596,522
110,141	Stagecoach Group Plc	516,662
45,192	Telecity Group Plc	621,040
1,827,610	Thomas Cook Group Plc *	762,118
289,793	Trinity Mirror Plc *	380,920
350,981	TUI Travel Plc	1,526,923
205,851	Tullett Prebon Plc	749,101
109,892	United Business Media Ltd	1,296,707
153,513	WH Smith Plc	1,598,276
28,643	Whitbread Plc	1,102,202
410,145	William Hill Plc	2,218,255

	Total United Kingdom	60,173,269

	TOTAL COMMON STOCKS (COST $257,707,302)	265,254,486

	PREFERRED STOCKS — 1.7%

	Brazil — 0.3%
48,800	Eletropaulo Metropolitana SA 49.99%	310,367
61,700	Metalurgica Gerdau SA 0.87%	648,243

	Total Brazil	958,610

	Germany — 0.7%
5,006	Biotest AG 1.12%	288,945
3,539	Draegerwerk AG & Co 0.25%	340,647
19,800	Jungheinrich AG 2.54%	755,562
17,407	ProSiebenSat.1 Media AG 5.11%	509,868

	Total Germany	1,895,022

	Russia — 0.7%
857	Transneft 1.22%	1,815,810

	TOTAL PREFERRED STOCKS (COST $4,489,508)	4,669,442

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		RIGHTS/WARRANTS — 0.0%

		Malaysia — 0.0%
	11,833	Coastal Contracts Warrants, Expires 07/18/16 *	1,090

		TOTAL RIGHTS/WARRANTS (COST $0)	1,090

		SHORT-TERM INVESTMENTS — 2.9%

		Time Deposits — 2.9%
USD	2,322,063	Bank of Montreal Time Deposit, 0.07%, due 12/03/12	2,322,063
AUD	39,619	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	41,346
CAD	14,007	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 12/03/12	14,101
CHF	9,400	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,143
GBP	14,738	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	23,612
HKD	77,503	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,000
NOK	57,364	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,127
NZD	12,180	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	10,000

Par Value		Description	Value ($)
		Time Deposits — continued
SEK	67,330	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	10,120
ZAR	199,563	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 12/03/12	22,447
EUR	20,501	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	26,662
JPY	4,592,287	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	55,709
USD	2,417,649	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	2,417,649
USD	2,500,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	2,500,000
USD	571,978	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 12/03/12	571,978
SGD	57,155	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	46,826

		Total Time Deposits	8,092,783

		TOTAL SHORT-TERM INVESTMENTS (COST $8,092,783)	8,092,783

		TOTAL INVESTMENTS — 98.8% (Cost $270,289,593)	278,017,801
		Other Assets and Liabilities (net) — 1.2%	3,428,842

		TOTAL NET ASSETS — 100.0%	$281,446,643

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BCLY	USD	2,373,317	EUR	1,858,364	$43,791
12/14/12	BBH	USD	661,538	GBP	410,702	(3,555)
12/14/12	BONY	USD	2,328,370	GBP	1,444,546	(14,071)
12/14/12	DB	USD	1,776,615	GBP	1,103,832	(8,172)
12/14/12	MSCI	USD	1,502,297	GBP	931,657	(9,695)
12/14/12	SSB	USD	2,090,418	GBP	1,296,496	(13,309)
12/14/12	BBH	USD	1,601,258	HKD	12,410,118	34
12/14/12	BOA	USD	702,004	HKD	5,440,763	24
12/14/12	BONY	USD	866,369	HKD	6,715,224	105
12/14/12	JPM	USD	1,662,409	HKD	12,884,956	152
12/14/12	MSCI	USD	1,190,303	HKD	9,225,235	40
12/14/12	SSB	USD	1,296,864	HKD	10,051,191	53
12/14/12	BCLY	USD	696,129	JPY	55,575,833	(21,896)
12/14/12	BOA	USD	1,888,607	SEK	12,510,119	(8,899)
12/14/12	BONY	USD	461,644	SEK	3,059,439	(1,948)
12/14/12	RBS	USD	2,377,463	SEK	15,794,643	(4,238)
12/14/12	BOA	USD	6,691,814	SGD	8,171,648	2,971
12/14/12	JPM	USD	653,832	SGD	803,634	4,561

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BOA	CAD	2,538,907	USD	2,575,092	$19,708
12/14/12	DB	CAD	743,049	USD	753,122	5,251
12/14/12	JPM	CAD	2,489,547	USD	2,523,642	17,938
12/14/12	RBS	CAD	1,404,263	USD	1,422,276	8,900
12/14/12	BBH	CHF	663,988	USD	703,496	(13,101)
12/14/12	BOA	CHF	609,354	USD	655,731	(1,904)
12/14/12	RBS	CHF	777,443	USD	838,355	(687)
12/14/12	BBH	EUR	608,638	USD	794,352	2,718
12/14/12	DB	EUR	650,664	USD	848,584	2,288
12/14/12	MSCI	EUR	161,138	USD	210,431	844
12/14/12	BBH	JPY	103,221,387	USD	1,308,803	56,545
12/14/12	BONY	JPY	162,579,782	USD	2,063,470	91,089
12/14/12	SSB	JPY	160,681,000	USD	2,037,418	88,073
12/14/12	BBH	NOK	5,472,060	USD	959,233	(6,441)
12/14/12	BOA	NOK	6,838,343	USD	1,204,602	(2,184)
12/14/12	DB	NOK	5,298,888	USD	920,825	(14,288)
12/14/12	MSCI	NOK	6,755,688	USD	1,189,194	(3,005)

						$217,692

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
60	CAC 40	December 2012	$2,774,067	$135,381
18	DAX	December 2012	4,345,011	58,659
2	FTSE 100	December 2012	188,374	2,342
84	FTSE/MIB	December 2012	8,646,514	(316,835)
28	IBEX 35	December 2012	2,883,185	140,560
7	MSCI Singapore	December 2012	399,547	8,514
31	TOPIX	December 2012	2,947,947	212,475

			$22,184,645	$241,096

Sales
206	OMXS 30	December 2012	$3,367,907	$(120,009)
49	S&P Toronto 60	December 2012	6,924,669	111,258
37	SPI 200	December 2012	4,364,076	(103,678)

			$14,656,652	$(112,429)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

International Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

SDR	- Swedish Depository Receipt
*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Bankrupt issuer.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutche Bank AG

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$276,751,451	$28,227,629	$(26,961,279)	$1,266,350

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$—	$21,583,000	$21,583,000	$3,869	$—	$—

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.4%

	Australia — 0.4%
59,117	Incitec Pivot Ltd	194,446

	Austria — 0.6%
6,742	OMV AG	241,227
12	Verbund AG	275

	Total Austria	241,502

	Brazil — 1.9%
24,700	Petroleo Brasileiro SA (Petrobras)	220,784
34,700	Vale SA	610,595

	Total Brazil	831,379

	Canada — 5.1%
7,100	Agrium Inc	725,046
4,500	Calfrac Well Services Ltd	105,099
3,100	Canadian Natural Resources Ltd	89,222
6,000	Canadian Oil Sands Ltd	121,770
5,100	Encana Corp	111,411
5,700	Ensign Energy Services Inc	82,687
6,700	Nexen Inc	164,507
13,500	Precision Drilling Corp *	101,112
34,800	Sherritt International Corp	178,318
4,300	Suncor Energy Inc	140,512
10,700	Talisman Energy Inc	120,427
9,200	Teck Resources Ltd - Class B	311,467

	Total Canada	2,251,578

	China — 6.6%
454,000	Asian Citrus Holdings Ltd	212,420
156,000	China Coal Energy Co Ltd - Class H	157,119
66,000	China Oilfield Services Ltd - Class H	131,428
340,000	China Petroleum & Chemical Corp - Class H	359,677
716,000	China Qinfa Group Ltd	105,268
205,000	CNOOC Ltd	435,702
184,000	First Tractor Co Ltd - Class H *	174,100
452,000	Hidili Industry International Development Ltd	115,471
60,200	Inner Mongolia Yitai Coal Co - Class B	334,298
38,000	Jiangxi Copper Co Ltd - Class H	97,358
392,000	Minmetals Resources Ltd *	152,160
180,000	PetroChina Co Ltd - Class H	239,231
248,000	Yanzhou Coal Mining Co Ltd - Class H	380,446

	Total China	2,894,678

	Czech Republic — 0.9%
12,273	CEZ AS	407,642

	Denmark — 0.4%
39,719	Vestas Wind Systems A/S *	190,959

Shares	Description	Value ($)
	France — 3.2%
23,902	Electricite de France SA	438,677
19,838	Total SA	994,193

	Total France	1,432,870

	Germany — 0.7%
2,901	Aurubis AG	184,367
2,919	K+S AG	131,986

	Total Germany	316,353

	Greece — 0.2%
22,521	Mytilineos Holdings SA *	101,830

	Hungary — 0.4%
1,840	MOL Hungarian Oil and Gas Plc	156,152

	India — 0.5%
27,500	Sterlite Industries India Ltd ADR	216,975

	Indonesia — 0.2%
1,367,500	Bumi Resources Tbk PT	83,958

	Israel — 1.1%
31,021	Israel Chemicals Ltd	382,198
161	Israel Corp Ltd (The)	111,074

	Total Israel	493,272

	Italy — 2.9%
28,110	ENI SPA	666,610
57,825	Fiat Industrial SPA	618,316

	Total Italy	1,284,926

	Japan — 11.0%
23	INPEX Corp	123,683
74,000	Itochu Corp	742,256
16,000	Kubota Corp	170,553
98,000	Marubeni Corp	648,359
63,000	Mitsubishi Materials Corp	180,631
46,700	Mitsubishi Corp	888,944
61,500	Mitsui & Co Ltd	853,597
67,000	Mitsui Mining & Smelting Co Ltd	133,136
24,000	Nihon Nohyaku Co Ltd	118,861
82,500	Nippon Coke & Engineering Co Ltd	99,548
52,100	Sumitomo Corp	648,988
20,000	Sumitomo Metal Mining Co Ltd	274,947

	Total Japan	4,883,503

	Mexico — 0.5%
60,800	Grupo Mexico SAB de CV - Class B	199,792

	Netherlands — 0.2%
7,354	SBM Offshore NV *	82,693

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Norway — 6.7%
57,793	Austevoll Seafood ASA	264,910
22,453	Cermaq ASA	302,925
3,377	Fred Olsen Energy ASA	149,015
559,035	Marine Harvest ASA *	487,812
57,064	Morpol ASA *	79,982
12,315	ProSafe SE	103,717
16,563	Salmar ASA *	119,772
1,038	Songa Offshore SE *	1,043
16,231	Statoil ASA	396,536
4,310	TGS Nopec Geophysical Co ASA	136,246
18,370	Yara International ASA	921,092

	Total Norway	2,963,050

	Poland — 1.9%
4,383	Jastrzebska Spolka Weglowa SA	121,665
9,555	KGHM Polska Miedz SA	542,174
4,439	Zaklady Azotowe Pulawy SA	190,195

	Total Poland	854,034

	Russia — 6.0%
88,418	Gazprom OAO Sponsored ADR	787,074
10,434	Lukoil OAO Sponsored ADR	657,542
15,439	MMC Norilsk Nickel JSC ADR	244,915
7,942	Phosagro OAO GDR	110,729
41,916	Rosneft OJSC GDR (Registered Shares)	327,554
23,245	Surgutneftegas Sponsored ADR	196,166
6,269	Tatneft Sponsored ADR	248,547
6,027	TMK OAO (Registered Shares)	92,767

	Total Russia	2,665,294

	Singapore — 2.1%
132,000	China XLX Fertiliser Ltd	30,247
51,000	First Resources Ltd	88,955
1,237,000	Golden Agri-Resources Ltd	668,381
154,000	Indofood Agri Resources Ltd	160,102

	Total Singapore	947,685

	South Africa — 0.3%
3,122	Sasol Ltd	131,569

	South Korea — 0.2%
2,810	Poongsan Corp	87,973

	Spain — 2.3%
20,226	Endesa SA	410,274
65,887	Iberdrola SA	327,389
12,691	Repsol YPF SA	269,370

	Total Spain	1,007,033

	Sweden — 0.7%
18,068	Boliden AB	320,251

Shares	Description	Value ($)
	Taiwan — 0.3%
249,000	Sinon Corp	115,304

	Thailand — 0.8%
16,600	Banpu Pcl (Foreign Registered)	213,467
13,100	PTT Exploration & Production Pcl (Foreign Registered)	67,845
8,600	PTT Pcl (Foreign Registered)	89,634

	Total Thailand	370,946

	Turkey — 0.7%
21,701	Gubre Fabrikalari TAS *	162,798
49,787	Koza Anadolu Metal Madencilik Isletmeleri AS *	153,243

	Total Turkey	316,041

	United Kingdom — 14.9%
348	Anglo Pacific Group Plc	1,346
21,706	Anglo American Plc	602,842
29,408	BHP Billiton Plc	926,216
135,527	BP Plc	940,868
36,311	Eurasian Natural Resources Corp Plc	157,210
654	Hargreaves Services Plc	8,189
17,902	Kazakhmys Plc	204,712
15,924	New World Resources Plc	67,421
30,673	Rio Tinto Plc	1,523,115
20,054	Royal Dutch Shell Plc A Shares (London)	671,437
15,981	Royal Dutch Shell Plc B Shares (London)	551,649
11,489	Vedanta Resources Plc	197,194
43,292	Xstrata Plc	717,752

	Total United Kingdom	6,569,951

	United States — 18.7%
9,400	AGCO Corp. *	433,810
4,900	Apache Corp.	377,741
17,600	Arch Coal, Inc.	118,272
2,700	Baker Hughes, Inc.	116,505
10,400	Chesapeake Energy Corp.	177,112
7,000	Chevron Corp.	739,830
27,600	Chiquita Brands International, Inc. *	196,788
1,400	Cimarex Energy Co.	84,168
14,100	Cloud Peak Energy, Inc. *	267,477
8,900	ConocoPhillips	506,766
6,200	Deere & Co.	521,110
3,500	Devon Energy Corp.	180,845
2,100	Diamond Offshore Drilling, Inc.	144,900
18,500	Dole Food Co., Inc. *	212,380
1,700	Energen Corp.	75,701
7,800	Exxon Mobil Corp.	687,492
15,900	Freeport–McMoRan Copper & Gold, Inc.	620,259
3,400	Halliburton Co.	113,390
7,400	Helix Energy Solutions Group, Inc. *	129,574

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — continued
4,300	Hess Corp.	213,323
19,200	James River Coal Co. *	70,848
9,500	Kodiak Oil & Gas Corp. *	81,510
11,600	Marathon Oil Corp.	357,860
4,800	Mosaic Co. (The)	259,488
2,100	Murphy Oil Corp.	119,154
14,800	Nabors Industries Ltd. *	217,560
3,200	Newfield Exploration Co. *	77,888
3,300	NextEra Energy, Inc.	226,743
5,000	Noble Corp.	172,450
7,300	Patterson-UTI Energy, Inc.	129,648
13,600	Peabody Energy Corp.	341,496
3,500	Stone Energy Corp. *	72,555
2,800	Unit Corp. *	125,776
8,000	Weatherford International Ltd. *	83,280

	Total United States	8,253,699

	TOTAL COMMON STOCKS (COST $39,899,830)	40,867,338

	PREFERRED STOCKS — 3.0%

	Brazil — 2.7%
39,200	Petroleo Brasileiro SA (Petrobras) 0.66%	342,321
49,187	Vale SA 1.83%	844,797

	Total Brazil	1,187,118

	Russia — 0.3%
227,754	Surgutneftegaz OJSC 10.49%	142,711

	TOTAL PREFERRED STOCKS (COST $1,411,433)	1,329,829

	RIGHTS/WARRANTS — 0.0%

	Thailand — 0.0%
2,564	PTT Exploration Rights, Expires 12/06/12*	1,420

	TOTAL RIGHTS/WARRANTS (COST $0)	1,420

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 2.2%

		Time Deposits — 2.2%
USD	250,000	Bank of America (Charlotte) Time Deposit, 0.07%, due 12/03/12	250,000
USD	250,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 12/03/12	250,000
AUD	11	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	12
CAD	1,787	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.20%, due 12/03/12	1,799
NOK	9,379	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	1,646
SGD	7,424	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	6,082
USD	221,421	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 12/03/12	221,421
USD	250,000	Toronto Dominion (Toronto) Time Deposit, 0.07%, due 12/03/12	250,000

		Total Time Deposits	980,960

		TOTAL SHORT-TERM INVESTMENTS (COST $980,960)	980,960

		TOTAL INVESTMENTS — 97.6% (Cost $42,292,223)	43,179,547
		Other Assets and Liabilities (net) — 2.4%	1,069,859

		TOTAL NET ASSETS — 100.0%	$44,249,406

Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$42,441,706	$1,729,380	$(991,539)	$737,841

Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 13.3%

	Affiliated Issuers — 13.3%
1,331,400	GMO U.S. Treasury Fund	33,285,000

	TOTAL MUTUAL FUNDS (COST $33,285,000)	33,285,000

	SHORT-TERM INVESTMENTS — 45.0%

	Money Market Funds — 45.0%
112,533,129	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	112,533,129

Description	Value ($)
TOTAL SHORT-TERM INVESTMENTS (COST $112,533,129)	112,533,129

TOTAL INVESTMENTS — 58.3% (Cost $145,818,129)	145,818,129
Other Assets and Liabilities (net) — 41.7%	104,507,196

TOTAL NET ASSETS — 100.0%	$250,325,325

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Written Options

	Number of Contracts	Expiration Date		Description	Premiums	Market Value
Put	584	12/21/2012	EUR	Euro STOXX 50, Strike 2,575	$294,226	$(253,352)
Put	509	12/21/2012	EUR	Euro STOXX 50, Strike 2,450	357,673	(34,926)
Put	87	12/21/2012	GBP	FTSE 100, Strike 5,700	153,026	(22,395)
Put	257	12/21/2012	GBP	FTSE 100, Strike 5,850	240,834	(206,773)
Put	205	12/28/2012	HKD	Hang Seng, Strike 22,000	405,929	(427,183)
Put	64	12/14/2012	JPY	Nikkei 225, Stike 8,750	53,907	(3,171)
Put	201	12/14/2012	JPY	Nikkei 225, Stike 9,500	376,715	(329,168)
Put	236	12/22/2012	USD	S&P 500, Strike 1,355	714,365	(116,820)
Put	313	12/22/2012	USD	S&P 500, Stike 1,410	509,242	(554,010)
Put	1,465	12/21/2012	CAD	S&P TSX 60, Strike 680	248,007	(69,316)
Put	2,355	12/21/2012	CAD	S&P TSX 60, Strike 695	156,549	(148,173)
Put	107	12/20/2012	AUD	SPI 200, Strike 4,350	68,847	(6,759)
Put	326	12/20/2012	AUD	SPI 200, Strike 4,475	76,596	(85,053)

					$3,655,916	$(2,257,099)

As of November 30, 2012 for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Risk Premium Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 145,818,129	$—	$—	$—

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distribution of Realized Gains*	Value, end of period
U.S. Treasury Fund	$—	$33,285,000	$—	$564	$—	$33,285,000

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period November 15, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.4%

	Australia — 4.3%
374,731	Arrium Ltd	321,530
18,663	Australia and New Zealand Banking Group Ltd	474,959
17,109	BHP Billiton Ltd	616,135
930,566	BlueScope Steel Ltd *	515,568
11,506	Commonwealth Bank of Australia	717,257
41,679	CSL Ltd	2,248,019
323,588	Dexus Property Group (REIT)	339,663
437,639	Goodman Fielder Ltd *	306,332
54,055	Goodman Group (REIT)	260,665
68,147	GPT Group (REIT)	248,309
26,449	Macquarie Group Ltd	905,406
444,427	Mirvac Group (REIT)	682,509
279,897	QBE Insurance Group Ltd	3,198,221
7,458	Rio Tinto Ltd	457,946
334,771	Stockland (REIT)	1,184,818
138,105	TABCORP Holdings Ltd	403,801
201,890	Tatts Group Ltd	617,107
930,133	Telstra Corp Ltd	4,184,378
5,482	Wesfarmers Ltd	203,337
92,227	Westpac Banking Corp	2,456,444

	Total Australia	20,342,404

	Austria — 0.6%
8,935	Andritz AG	569,244
88,088	Immofinanz AG (Entitlement Shares) *	—
30,861	OMV AG	1,104,200
4,160	Raiffeisen International Bank Holding	171,445
27,079	Voestalpine AG	874,874

	Total Austria	2,719,763

	Belgium — 1.9%
41,633	Ageas	1,114,193
67,629	Anheuser-Busch InBev NV	5,938,663
34,388	Belgacom SA	1,011,067
17,142	Delhaize Group	635,118
8,086	Mobistar SA	213,811

	Total Belgium	8,912,852

	Canada — 2.6%
9,300	Alimentation Couche Tard Inc	459,406
6,900	Bank of Montreal	414,479
46,600	Canadian Natural Resources Ltd	1,341,213
20,000	Canadian Oil Sands Ltd	405,899
7,400	Canadian Tire Corp Ltd	490,925
16,800	Canadian National Railway Co	1,510,960
2,800	Canadian Pacific Railway Ltd	261,298
21,000	Encana Corp	458,751
45,200	First Quantum Minerals Ltd	928,253

Shares	Description	Value ($)
	Canada — continued
36,100	Husky Energy Inc	1,013,206
10,200	Magna International Inc - Class A	475,935
56,100	Manulife Financial Corp	721,758
10,100	Metro Inc - Class A	621,851
32,800	Research In Motion Ltd *	382,697
13,800	Royal Bank of Canada	818,261
3,900	Shoppers Drug Mart Corp	164,150
61,700	Sun Life Financial Inc	1,688,854
12,600	Teck Resources Ltd - Class B	426,575

	Total Canada	12,584,471

	Denmark — 1.1%
1,333	Coloplast A/S	311,236
31,971	Novo-Nordisk A/S - Class B	5,067,739

	Total Denmark	5,378,975

	Finland — 0.6%
2,917	Kone Oyj - Class B	218,535
7,256	Nokian Renkaat Oyj	303,348
671,978	Nokia Oyj	2,207,884

	Total Finland	2,729,767

	France — 12.6%
126,818	Air France–KLM *	1,164,639
20,016	ArcelorMittal	304,305
6,500	Arkema	665,269
80,477	AXA	1,325,448
44,248	BNP Paribas	2,476,164
29,984	Bouygues SA	740,980
1,792	Bureau Veritas SA	198,919
30,147	Carrefour SA	744,045
5,426	Compagnie Generale des Etablissements Michelin - Class B	505,703
12,581	Dassault Systemes SA	1,424,984
12,316	Essilor International SA	1,189,937
1,613	Esso SAF	114,789
31,121	European Aeronautic Defense and Space Co NV	1,049,100
92,696	France Telecom SA	985,990
28,412	GDF Suez	639,193
16,002	GDF Suez VVPR Strip *	21
14,015	Gemalto NV	1,289,667
7,214	L’Oreal SA	979,649
6,020	Lafarge SA	350,331
12,851	Lagardere SCA	387,379
4,045	NYSE Euronext	94,641
44,053	PagesJaunes Groupe *	98,081
7,146	Pernod-Ricard SA	809,684
132,613	Peugeot SA *	814,834
4,589	Publicis Groupe SA	259,846

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	France — continued
2,330	Remy Cointreau SA	261,070
65,893	Renault SA	3,300,930
10,990	Safran SA	450,587
161,036	Sanofi	14,383,325
29,334	STMicroelectronics NV	186,740
3,590	Technip SA	417,380
385,074	Total SA	19,298,205
1,621	Unibail-Rodamco SE (REIT)	380,839
74,910	Vivendi SA	1,611,489
9,378	Zodiac Aerospace	1,048,610

	Total France	59,952,773

	Germany — 6.8%
8,995	Adidas AG	791,270
13,966	Aurubis AG	887,580
38,595	Bayer AG (Registered)	3,492,956
9,725	Beiersdorf AG	762,703
20,722	Celesio AG	352,168
7,908	Continental AG	876,480
61,755	Deutsche Lufthansa AG (Registered)	1,025,672
15,683	Deutsche Bank AG (Registered)	691,767
45,524	Deutsche Post AG (Registered)	945,573
8,074	Duerr AG	673,897
460,823	E.ON AG	8,310,026
29,880	Freenet AG	556,987
13,384	GEA Group AG	437,742
10,224	Hannover Rueckversicherung AG (Registered)	753,872
8,514	HeidelbergCement AG	463,256
4,297	Hugo Boss AG	450,939
7,275	Kabel Deutschland Holding AG	526,553
4,274	Lanxess AG	372,261
8,577	Leoni AG	297,885
5,421	Merck KGaA	725,387
9,447	Metro AG	264,497
9,832	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	1,679,006
71,557	RWE AG	2,984,906
9,503	Salzgitter AG	437,751
33,518	SAP AG	2,617,053
25,341	Suedzucker AG	998,230

	Total Germany	32,376,417

	Greece — 0.2%
91,733	OPAP SA	596,764
62,491	Public Power Corp SA *	362,503

	Total Greece	959,267

	Hong Kong — 0.7%
35,000	Cheung Kong Holdings Ltd	533,099

Shares	Description	Value ($)
	Hong Kong — continued
82,400	CLP Holdings Ltd	719,997
157,320	Esprit Holdings Ltd	243,660
292,380	Hong Kong & China Gas	792,336
449,000	Pacific Basin Shipping Ltd	237,587
29,050	Swire Properties Ltd	97,434
26,000	Swire Pacific Ltd	319,495
93,000	Yue Yuen Industrial Holdings	323,927

	Total Hong Kong	3,267,535

	Ireland — 0.7%
57,269	C&C Group Plc	305,043
26,269	CRH Plc	480,859
9,955	DCC Plc	300,331
8,265	Elan Corp Plc *	82,624
19,423	Kerry Group Plc - Class A	1,017,550
9,289	Paddy Power Plc	700,893
28,048	Smurfit Kappa Group Plc	329,233

	Total Ireland	3,216,533

	Israel — 0.1%
3,348	Mellanox Technologies Ltd *	254,193

	Italy — 6.2%
39,351	Azimut Holding SPA	513,482
13,208	Danieli & Co SPA-RSP	213,070
2,024,274	Enel SPA	7,677,496
315,282	ENI SPA	7,476,697
29,078	Exor SPA	719,726
87,475	Fiat Industrial SPA	935,360
214,943	Fiat SPA *	996,683
305,403	Finmeccanica SPA *	1,607,766
407,584	Intesa Sanpaolo SPA	686,805
7,568	Lottomatica SPA	166,952
25,828	Luxottica Group SPA	1,062,192
279,996	Mediaset SPA	463,312
160,792	Mediolanum SPA	784,753
93,823	Pirelli & C SPA	1,090,175
25,205	Recordati SPA	211,015
2,634,084	Telecom Italia SPA	2,399,829
1,982,680	Telecom Italia SPA-Di RISP	1,583,608
145,093	Terna SPA	551,457
2,674	Tod’s SPA	326,384

	Total Italy	29,466,762

	Japan — 23.4%
3,700	ABC-Mart Inc	157,620
499	Accordia Golf Co Ltd	466,408
150	Advance Residence Investment Corp (REIT)	314,884
31,400	Advantest Corp	421,695
153,100	Aeon Co Ltd	1,714,514

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
42,000	Ajinomoto Co Inc	600,627
16,200	Alfresa Holdings Corp	680,728
50,000	Anritsu Corp	644,890
8,200	Arnest One Corp	112,124
47,300	Astellas Pharma Inc	2,394,508
5,200	Central Japan Railway Co	412,377
192,000	Cosmo Oil Co Ltd	373,905
23,900	Credit Saison Co Ltd	533,362
72,800	Daiei Inc *	142,433
239,000	Daikyo Inc	576,457
33,600	Daito Trust Construction Co Ltd	3,264,540
32,600	Dena Co Ltd	1,194,375
51,300	Edion Corp	201,260
25,800	Eisai Co Ltd	1,084,429
22,600	Electric Power Development Co Ltd	572,146
6,400	Fast Retailing Co Ltd	1,459,710
178,000	Fuji Electric Co Ltd	381,287
77,000	Fuji Heavy Industries Ltd	868,222
17,900	Fuji Oil Co Ltd	257,171
3,500	Fuyo General Lease Co Ltd	98,662
60,000	Hanwa Co Ltd	198,447
639,000	Haseko Corp *	419,848
23,600	Hosiden Corp	140,237
8,000	Idemitsu Kosan Co Ltd	657,447
69	INPEX Corp	371,049
129,000	Isuzu Motors Ltd	759,548
309,500	Itochu Corp	3,104,434
5,800	Izumi Co Ltd	129,795
8,000	J Trust Co Ltd	131,140
368	Japan Retail Fund Investment Corp (REIT)	670,288
72,800	Japan Tobacco Inc	2,182,876
61,100	JFE Holdings Inc	952,106
590,600	JX Holdings Inc	3,162,961
35,160	K’s Holdings Corp	796,176
406,000	Kajima Corp	1,171,719
42,000	Kamigumi Co Ltd	325,326
93,700	Kansai Electric Power Co Inc (The)	891,264
31,000	Kao Corp	852,393
414,000	Kawasaki Kisen Kaisha Ltd *	549,232
68,800	KDDI Corp	5,105,161
34,000	Kinugawa Rubber Industrial Co Ltd	218,020
246,000	Kobe Steel Ltd *	231,071
20,100	Kohnan Shoji Co Ltd	233,843
39,000	Kurimoto Ltd	132,032
8,000	Kyudenko Corp	35,936
20,900	Lawson Inc	1,414,853
131,400	Leopalace21 Corp *	414,479
272,000	Marubeni Corp	1,799,527
300,000	Mazda Motor Corp *	475,428

Shares	Description	Value ($)
	Japan — continued
67,900	Medipal Holdings Corp	804,663
11,800	Misawa Homes Co Ltd	169,068
255,000	Mitsubishi Chemical Holdings Corp	1,118,759
161,300	Mitsubishi Corp	3,070,379
13,330	Mitsubishi UFJ Lease & Finance Co Ltd	582,681
95,800	Mitsui & Co Ltd	1,329,668
296,000	Mitsui Mining & Smelting Co Ltd	588,184
218,000	Mitsui OSK Lines Ltd	549,947
1,595,900	Mizuho Financial Group Inc	2,572,977
16,100	Nagase & Co	175,234
41,500	Namco Bandai Holdings Inc	582,614
3,300	Net One Systems Co Ltd	32,095
30,600	Nikon Corp	852,631
5,300	Nintendo Co Ltd	636,921
52,500	Nippon Coke & Engineering Co Ltd	63,349
30,000	Nippon Corp	346,708
250,000	Nippon Light Metal Co Ltd *	225,274
27,100	Nippon Paper Group Inc	333,495
214,000	Nippon Steel Corp	493,434
121,100	Nippon Telegraph & Telephone Corp	5,447,638
259,000	Nippon Yusen Kabushiki Kaisha	552,609
51,700	Nipro Corp	378,497
17,500	Nisshin Steel Holdings Co Ltd *	124,401
33,000	Nisshinbo Holdings Inc	234,404
11,350	Nitori Holdings Co Ltd	844,884
17,200	Nitto Denko Corp	898,303
71,200	North Pacific Bank Ltd *	185,980
674	NTT Docomo Inc	977,116
122,000	Obayashi Corp	578,012
31,000	Odakyu Electric Railway Co Ltd	316,688
10,900	Ono Pharmaceutical Co Ltd	597,053
4,100	Oriental Land Co Ltd	527,781
7,800	Otsuka Holdings Co Ltd	231,712
31,000	Pacific Metals Co Ltd	104,979
148,500	Penta Ocean Construction Co Ltd	374,833
11,780	Point Inc	426,027
760,600	Resona Holdings Inc	3,192,777
32,000	Ricoh Company Ltd	298,324
58,100	Round One Corp	327,789
9,500	Ryohin Keikaku Co Ltd	607,661
7,600	Ryosan Co	123,657
20,500	Sankyo Co Ltd	841,076
15,900	Sega Sammy Holdings Inc	265,399
23,400	Seven & I Holdings Co Ltd	681,945
98,600	Seven Bank Ltd	257,427
4,600	Shimamura Co Ltd	465,357
3,900	Shimano Inc	258,330
2,000	Shizuoka Bank Ltd (The)	19,804
63,400	SoftBank Corp	2,384,624
514,900	Sojitz Corp	651,186

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
242,000	Sumitomo Light Metal Industries Ltd	200,055
295,300	Sumitomo Corp	3,678,428
35,000	Sumitomo Metal Mining Co Ltd	481,157
17,100	Sumitomo Mitsui Financial Group Inc	553,534
177,000	Sumitomo Mitsui Trust Holdings Inc	539,668
12,000	Sumitomo Realty & Development Co Ltd	328,183
18,600	Suzuken Co Ltd	554,718
34,000	SxL Corp *	57,613
407,000	Taiheiyo Cement Co Ltd	910,766
443,000	Taisei Corp	1,206,468
22,400	Taiyo Yuden Co Ltd	195,857
94,100	Takeda Pharmaceutical Co Ltd	4,307,642
74,000	Tokuyama Corp	124,356
103,200	Tokyo Electric Power Co Inc (The) *	163,543
91,000	Tokyo Gas Co Ltd	446,738
131,000	Tokyo Tatemono Co Ltd *	525,670
69,000	TonenGeneral Sekiyu KK	641,607
211,000	Tosoh Corp	454,912
101,900	Toyota Motor Corp	4,387,519
75,500	Toyota Tsusho Corp	1,744,327
9,600	Unicharm Corp	490,738
95,200	UNY Co Ltd	667,369
8,120	USS Co Ltd	867,091
168	Wacom Co Ltd	480,315
16,500	West Japan Railway Co	660,584
2,471	Yahoo Japan Corp	832,449
45,790	Yamada Denki Co Ltd	1,620,900

	Total Japan	111,281,531

	Malta — 0.0%
1,718,063	BGP Holdings Plc *	—

	Netherlands — 1.4%
310,041	Aegon NV	1,783,013
28,647	ASML Holding NV	1,791,301
11,201	CSM NV	221,553
37,424	Delta Lloyd NV	559,484
117,038	ING Groep NV *	1,057,553
22,043	Koninklijke Ahold NV	279,637
121,640	Koninklijke BAM Groep NV	471,108
7,154	Vopak	528,830

	Total Netherlands	6,692,479

	New Zealand — 0.5%
123,541	Chorus Ltd	344,881
57,894	Fletcher Building Ltd	376,495
805,454	Telecom Corp of New Zealand	1,527,898

	Total New Zealand	2,249,274

Shares	Description	Value ($)
	Norway — 0.1%
7,578	Aker Solutions ASA	142,413
11,680	Statoil ASA	285,352
7,596	TGS Nopec Geophysical Co ASA	240,122

	Total Norway	667,887

	Portugal — 0.3%
541,053	EDP - Energias de Portugal SA	1,369,038
8,697	Galp Energia SGPS SA	133,427

	Total Portugal	1,502,465

	Singapore — 2.2%
289,000	CapitaCommercial Trust (REIT)	383,494
339,000	China Minzhong Food Corp Ltd *	231,775
237,000	Ezion Holdings Ltd	280,049
458,000	Ezra Holdings Ltd *	399,206
4,163,000	Golden Agri-Resources Ltd	2,249,371
198,000	Ho Bee Investment Ltd	264,280
370,200	Jaya Holdings Ltd *	169,502
393,000	LionGold Corp Ltd *	342,893
878,000	Noble Group Ltd	778,522
16,000	Singapore Exchange Ltd	90,237
250,000	Singapore Press Holdings Ltd	855,785
920,670	Singapore Telecommunications	2,496,662
174,000	STX OSV Holdings Ltd	197,189
143,002	Suntec Real Estate Investment Trust (REIT)	189,695
341,067	Swiber Holdings Ltd *	165,970
45,800	Triyards Holdings Ltd *	26,829
70,000	United Overseas Land	333,655
26,000	United Overseas Bank Ltd	398,609
26,000	Venture Corp Ltd	166,534
649,000	Yangzijiang Shipbuilding Holdings Ltd	496,297
97,000	Yanlord Land Group Ltd *	114,316

	Total Singapore	10,630,870

	Spain — 6.4%
19,427	Abengoa SA	53,523
77,708	Abengoa SA Class B *	205,663
25,372	Amadeus IT Holding SA - Class A	592,707
321,622	Banco Bilbao Vizcaya Argentaria SA	2,728,808
1,077,147	Banco Santander SA	8,297,842
85,433	Distribuidora Internacional de Alimentacion SA	530,930
23,545	Ferrovial SA	349,326
5,967	Fomento de Construcciones y Contratas SA	70,984
144,551	Gas Natural SDG SA	2,244,955
39,993	Grifols SA *	1,280,432
3,640	Grifols SA - Class B *	88,858
532,372	Iberdrola SA	2,645,327
15,376	Inditex SA	2,110,842

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Spain — continued
106,062	Repsol YPF SA	2,251,201
530,645	Telefonica SA	6,970,760

	Total Spain	30,422,158

	Sweden — 0.7%
45,940	Investor AB - B Shares	1,065,163
32,601	Skandinaviska Enskilda Banken AB - Class A	262,731
22,634	Svenska Handelsbanken AB - Class A	805,540
49,006	Swedbank AB - Class A	906,249
7,209	Swedish Match AB	253,869

	Total Sweden	3,293,552

	Switzerland — 1.3%
1,242	AMS AG	134,336
42,014	Novartis AG (Registered)	2,603,497
8,383	Roche Holding AG (Non Voting)	1,651,411
2,671	Swiss Life Holding AG (Registered)	357,773
14,245	Swiss Re AG	1,027,321
1,817	Zurich Insurance Group AG *	464,146

	Total Switzerland	6,238,484

	United Kingdom — 21.7%
5,703	3i Group Plc	19,338
149,473	Aberdeen Asset Management Plc	809,677
37,205	Admiral Group Plc	667,287
84,260	Aegis Group Plc	317,454
33,571	Aggreko Plc	1,200,898
79,832	Amlin Plc	494,433
20,070	Associated British Foods Plc	475,467
259,542	AstraZeneca Plc	12,327,784
149,674	Aviva Plc	842,373
35,798	Babcock International Group Plc	571,776
664,464	BAE Systems Plc	3,486,903
141,055	Balfour Beatty Plc	584,275
1,501,368	Barclays Plc	5,954,926
47,442	Barratt Developments Plc *	148,372
1,462,882	BP Plc	10,155,756
15,410	British American Tobacco Plc	809,502
282,254	BT Group Plc	1,055,646
48,221	Bunzl Plc	795,119
197,295	Cobham Plc	670,432
26,105	Cookson Group Plc	256,559
13,123	Croda International Plc	500,838
218,525	Diageo Plc	6,517,993
100,339	Drax Group Plc	870,881
33,358	easyJet Plc	382,509
39,578	Experian Plc	658,015
241,121	FirstGroup Plc	721,972

Shares	Description	Value ($)
	United Kingdom — continued
211,845	GlaxoSmithKline Plc	4,536,896
19,778	Halfords Group Plc	108,260
365,664	Home Retail Group Plc	655,120
11,277	IMI Plc	190,669
92,859	Inchcape Plc	636,643
29,198	InterContinental Hotels Group Plc	780,723
21,454	Intertek Group Plc	1,062,516
13,243	Johnson Matthey Plc	509,504
15,181	Kazakhmys Plc	173,597
809,686	Legal & General Group Plc	1,892,362
3,796,074	Lloyds Banking Group Plc *	2,834,728
45,965	Next Plc	2,697,888
141,702	Old Mutual Plc	389,340
11,249	Persimmon Plc	144,447
13,152	Petrofac Ltd	343,145
109,368	Premier Foods Plc *	167,831
129,829	Prudential Plc	1,887,312
14,075	Punch Taverns Plc *	1,541
3,859	Randgold Resources Ltd	413,544
23,332	Reed Elsevier Plc	240,306
136,245	Rio Tinto Plc	6,765,455
12,404,948	Rolls Royce Holdings Plc - C Shares *	19,875
134,629	Rolls-Royce Holdings Plc *	1,922,883
116,338	Royal Bank of Scotland Group Plc *	551,243
88,149	Royal Dutch Shell Group Class A (Amsterdam)	2,954,205
74,408	Royal Dutch Shell Plc A Shares (London)	2,491,288
107,675	Royal Dutch Shell Plc B Shares (London)	3,716,837
24,365	SABMiller Plc	1,104,753
18,174	Scottish & Southern Energy Plc	415,401
186,750	Spirit Pub Co Plc	185,667
33,321	Standard Life Assurance Plc	170,953
11,379	Tate & Lyle Plc	140,872
617,718	Thomas Cook Group Plc *	257,590
11,954	Travis Perkins Plc	213,485
154,102	TUI Travel Plc	670,412
2,011,195	Vodafone Group Plc	5,188,151
9,547	Whitbread Plc	367,375
204,479	William Hill Plc	1,105,918
29,889	Wolseley Plc	1,388,690
116,584	WPP Plc	1,600,688
46,801	Xstrata Plc	775,929

	Total United Kingdom	102,970,227

	TOTAL COMMON STOCKS (COST $411,299,241)	458,110,639

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		PREFERRED STOCKS — 0.8%

		Germany — 0.8%
	20,553	Henkel AG & Co KGaA 1.27%	1,717,509
	26,282	Porsche Automobil Holding SE 1.35%	1,951,105

		Total Germany	3,668,614

		TOTAL PREFERRED STOCKS (COST $2,802,109)	3,668,614

		RIGHTS/WARRANTS — 0.0%

		Singapore — 0.0%
	98,250	LionGold Corp Ltd Rights, Expires 12/11/12*	5,232

		TOTAL RIGHTS/WARRANTS (COST $0)	5,232

		MUTUAL FUNDS — 1.7%

		United States — 1.7%

		Affiliated Issuers — 1.7%
	317,260	GMO U.S. Treasury Fund	7,931,500

		TOTAL MUTUAL FUNDS (COST $7,931,500)	7,931,500

		SHORT-TERM INVESTMENTS — 0.4%
		Time Deposits — 0.4%
AUD	27,252	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	28,440
CHF	9,297	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	10,032
EUR	5,904	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 12/03/12	7,678

Par Value		Description	Value ($)
		Time Deposits — continued
GBP	87,189	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	139,689
HKD	344,824	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	44,492
NOK	57,703	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.55%, due 12/03/12	10,187
NZD	25,285	Brown Brothers Harriman (Grand Cayman) Time Deposit, 1.55%, due 12/03/12	20,757
SEK	67,783	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.35%, due 12/03/12	10,188
JPY	12,897,257	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	156,455
USD	1,561,893	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	1,561,893
CAD	60,623	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	61,029
SGD	28,932	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	23,703

		Total Time Deposits	2,074,543

		TOTAL SHORT-TERM INVESTMENTS (COST $2,074,543)	2,074,543

		TOTAL INVESTMENTS — 99.3% (Cost $424,107,393)	471,790,528
		Other Assets and Liabilities (net) — 0.7%	3,095,580

		TOTAL NET ASSETS — 100.0%	$474,886,108

Tax-Managed International Equities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$427,128,875	$70,088,914	$(25,427,261)	$44,661,653

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$8,513,601	$29,692,000	$30,274,101	$4,493	$—	$7,931,500

*	The table above includes estimates sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Risk Premium Fund commenced operations on November 15, 2012.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument, may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, held either directly or through investments in the underlying funds, that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	—	94.6%
Developed World Stock Fund	—	42.6%
Flexible Equities Fund	—	92.4%
International Core Equity Fund	0.0%^	91.1%
International Growth Equity Fund	—	95.6%
International Intrinsic Value Extended Markets Fund	—	88.4%
International Intrinsic Value Fund		96.3%
International Small Companies Fund	0.0%^	92.1%
Resources Fund	—	66.1%
Risk Premium Fund	—	—
Tax-Managed International Equities Fund	—	94.6%

^	Rounds to 0.0%.

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service	Options fair valued using inputs obtained from an independent pricing service
Currency Hedged International Equity Fund	0.1%	—	—
Developed World Stock Fund	0.1%	—	—
Flexible Equities Fund	0.2%	—	—
International Core Equity Fund	0.1%	—	—
International Growth Equity Fund	0.0%^	—	—
International Intrinsic Value Extended Markets Fund	(0.1)%	—	—
International Intrinsic Value Fund	0.1%	—	—
International Small Companies Fund	0.0%^	—	—
Resources Fund	—	—	—
Risk Premium Fund	—	—	(0.5)%
Tax-Managed International Equities Fund	—	—	—

^	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At November 30, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain derivatives using third party valuation services.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Currency Hedged International Equity Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,146,551,945	$—	$—	$2,146,551,945

TOTAL MUTUAL FUNDS	2,146,551,945	—	—	2,146,551,945

Short-Term Investments	43,531,147	—	—	43,531,147

Total Investments	2,190,083,092	—	—	2,190,083,092

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,433,970	—	1,433,970

Total	$2,190,083,092	$1,433,970	$—	$2,191,517, 062

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(5,441,340)	$—	$(5,441,340)

Total	$—	$(5,441,340)	$—	$(5,441,340)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Developed World Stock Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,737,707	$—	$1,737,707
Austria	—	1,123,226	—	1,123,226
Belgium	—	2,510,293	—	2,510,293
Canada	376,863	—	—	376,863
Denmark	—	612,960	—	612,960
Finland	—	452,099	—	452,099
France	—	21,642,351	—	21,642,351
Germany	—	11,239,126	—	11,239,126
Hong Kong	—	57	—	57
Ireland	—	1,461,412	—	1,461,412
Italy	—	12,377,036	—	12,377,036
Japan	—	34,770,940	—	34,770,940
Netherlands	—	2,187,821	—	2,187,821
Norway	—	1,035,767	—	1,035,767
Portugal	—	652,013	—	652,013
Singapore	—	2,682,903	—	2,682,903
Spain	—	11,371,909	—	11,371,909
Sweden	—	225,056	—	225,056
Switzerland	—	1,653,122	—	1,653,122
United Kingdom	—	35,146,915	5,667	35,152,582
United States	180,064,363	—	—	180,064,363

TOTAL COMMON STOCKS	180,441,226	142,882,713	5,667	323,329,606

Preferred Stocks
Germany	—	1,770,032	—	1,770,032

TOTAL PREFERRED STOCKS	—	1,770,032	—	1,770,032

MUTUAL FUNDS
United States	9,708,325	—	—	9,708,325

TOTAL MUTUAL FUNDS	9,708,325	—	—	9,708,325

SHORT-TERM INVESTMENTS	2,937,169	—	—	2,937,169

Total Investments	193,086,720	144,652,745	5,667	337,745,132

Derivatives*
Forward Currency Contracts Foreign currency risk	—	377,028	—	377,028
Futures Contracts Equity risk	2,366	423,754	—	426,120

Total Derivatives	2,366	800,782	—	803,148

Total	$193,089,086	$145,453,527	$5,667	$338,548,280

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts Foreign currency risk	$—	$(70,631)	$—	$(70,631)
Futures Contracts Equity risk	—	(117,220)	—	(117,220)

Total Derivatives	—	(187,851)	—	(187,851)

Total	$—	$(187,851)	$—	$(187,851)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Flexible Equities Fund
Asset Valuation Inputs
Common Stocks
Japan	$—	$779,533,383	$—	$779,533,383

TOTAL COMMON STOCKS	—	779,533,383	—	779,533,383

Short-Term Investments	56,717,705	—	—	56,717,705

Total Investments	56,717,705	779,533,383	—	836,251,088

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,269,022	—	1,269,022
Futures Contracts
Equity risk	—	1,801,407	—	1,801,407

Total	$56,717,705	$782,603,812	$—	$839,321,517

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Core Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$260,113,191	$—		$260,113,191
Austria	—	27,089,666	—		27,089,666
Belgium	—	77,986,492	—		77,986,492
Canada	142,751,387	—	—		142,751,387
Denmark	—	45,049,463	—		45,049,463
Finland	—	28,539,716	—		28,539,716
France	—	488,640,174	—		488,640,174
Germany	—	273,911,195	—		273,911,195
Greece	—	9,652,501	—		9,652,501
Hong Kong	—	39,836,419	—		39,836,419
Ireland	—	34,451,623	—		34,451,623
Israel	—	9,423,879	—		9,423,879
Italy	—	240,975,521	—		240,975,521
Japan	—	992,287,209	—		992,287,209
Malta	—	—	0	**	0 **
Netherlands	—	56,843,097	—		56,843,097
New Zealand	—	28,700,479	—		28,700,479
Norway	—	14,286,625	—		14,286,625
Portugal	—	10,276,880	—		10,276,880
Singapore	—	71,251,046	—		71,251,046
Spain	—	278,349,290	—		278,349,290
Sweden	—	34,343,568	—		34,343,568
Switzerland	—	67,060,400	—		67,060,400
United Kingdom	—	921,595,077	185,193		921,780,270

TOTAL COMMON STOCKS	142,751,387	4,010,663,511	185,193		4,153,600,091

Preferred Stocks
Germany	—	37,316,754	—		37,316,754

TOTAL PREFERRED STOCKS	—	37,316,754	—		37,316,754

Rights/Warrants
Singapore	—	33,669	—		33,669

TOTAL RIGHTS/WARRANTS	—	33,669	—		33,669

Mutual Funds
United States	75,586,056	—	—		75,586,056

TOTAL MUTUAL FUNDS	75,586,056	—	—		75,586,056

Short-Term Investments	74,767,096	—	—		74,767,096

Total Investments	293,104,539	4,048,013,934	185,193		4,341,303,666

Derivatives*
Forward Currency Contracts Foreign currency risk	—	7,423,312	—		7,423,312
Futures Contracts Equity risk	1,194,699	3,788,136	—		4,982,835

Total Derivatives	1,194,699	11,211,448	—		12,406,147

Total	$294,299,238	$4,059,225,382	$185,193		$4,353,709,813

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts Foreign currency risk	$—	$(1,834,524)	$—		$(1,834,524)
Futures Contracts Equity risk	—	(252,915)	—		(252,915)

Total Derivatives	—	(2,087,439)	—		(2,087,439)

Total	$—	$(2,087,439)	$—		$(2,087,439)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Growth Equity Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$103,823,224	$—		$103,823,224
Austria	—	2,347,943	0	**	2,347,943
Belgium	—	53,246,023	—		53,246,023
Canada	79,470,788	—	—		79,470,788
Denmark	—	87,378,012	—		87,378,012
Finland	—	20,042,038	—		20,042,038
France	—	154,930,943	—		154,930,943
Germany	—	173,515,008	—		173,515,008
Hong Kong	—	70,542,456	—		70,542,456
Ireland	—	29,633,045	—		29,633,045
Israel	—	3,792,040	—		3,792,040
Italy	—	13,498,201	—		13,498,201
Japan	—	501,865,816	—		501,865,816
Netherlands	—	52,521,166	—		52,521,166
New Zealand	—	3,065,997	—		3,065,997
Norway	—	20,905,994	—		20,905,994
Singapore	—	59,356,470	—		59,356,470
Spain	—	46,799,124	—		46,799,124
Sweden	—	73,390,621	—		73,390,621
Switzerland	—	218,959,853	—		218,959,853
United Kingdom	—	569,141,485	89,916		569,231,401

TOTAL COMMON STOCKS	79,470,788	2,258,755,459	89,916		2,338,316,163

Preferred Stocks
Germany	—	21,096,555	—		21,096,555

TOTAL PREFERRED STOCKS	—	21,096,555	—		21,096,555

Rights/Warrants
Canada	6,655	—	—		6,655

TOTAL RIGHTS/WARRANTS	6,655	—	—		6,655

Mutual Funds
United States	2,442,000	—	—		2,442,000

TOTAL MUTUAL FUNDS	2,442,000	—	—		2,442,000

Short-Term Investments	10,484,233	—	—		10,484,233

Total Investments	92,403,676	2,279,852,014	89,916		2,372,345,606

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,403,904	—		1,403,904
Futures Contracts
Equity risk	329,625	816,109	—		1,145,734

Total Derivatives	329,625	2,220,013	—		2,549,638

Total	$92,733,301	$2,282,072,027	$89,916		$2,374,895,244

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(505,878)	$—		$(505,878)
Futures Contracts
Equity risk	—	(88,543)	—		(88,543)

Total Derivatives	—	(594,421)	—		(594,421)

Total	$—	$(594,421)	$—		$(594,421)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Intrinsic Value Extended Markets Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$7,795,793	$—	$7,795,793
Austria	—	1,232,267	—	1,232,267
Belgium	—	2,809,143	—	2,809,143
Brazil	2,374,724	—	—	2,374,724
Canada	7,799,166	—	—	7,799,166
China	—	22,008,090	—	22,008,090
Colombia	499,781	—	—	499,781
Denmark	—	1,228,932	—	1,228,932
Finland	—	1,105,447	—	1,105,447
France	—	27,049,109	—	27,049,109
Germany	—	14,149,546	—	14,149,546
Greece	—	643,925	—	643,925
Hong Kong	—	2,144,307	—	2,144,307
India	513,935	—	—	513,935
Ireland	—	1,421,473	—	1,421,473
Italy	—	13,401,739	—	13,401,739
Japan	—	53,120,905	—	53,120,905
Mexico	1,527,472	—	—	1,527,472
Netherlands	—	2,755,649	—	2,755,649
New Zealand	—	1,400,486	—	1,400,486
Peru	447,820	—	—	447,820
Portugal	—	647,876	—	647,876
Russia	—	9,787,507	—	9,787,507
Singapore	—	3,490,537	—	3,490,537
South Africa	—	2,909,447	—	2,909,447
South Korea	—	11,593,848	—	11,593,848
Spain	—	15,378,157	—	15,378,157
Sweden	—	1,560,928	—	1,560,928
Switzerland	—	4,167,994	—	4,167,994
Taiwan	—	6,265,041	—	6,265,041
Thailand	—	1,459,162	—	1,459,162
Turkey	—	344,323	—	344,323
United Kingdom	—	61,184,125	6,028	61,190,153

TOTAL COMMON STOCKS	13,162,898	271,055,756	6,028	284,224,682

Preferred Stocks
Brazil	10,741,123	—	—	10,741,123
Germany	—	1,119,239	—	1,119,239
South Korea	—	1,336,228	—	1,336,228

TOTAL PREFERRED STOCKS	10,741,123	2,455,467	—	13,196,590

Rights/Warrants
Thailand	—	12,244	—	12,244

TOTAL RIGHTS/WARRANTS	—	12,244	—	12,244

Mutual Funds
United States	5,525,000	—	—	5,525,000

TOTAL MUTUAL FUNDS	5,525,000	—	—	5,525,000

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Intrinsic Value Extended Markets Fund (continued)
Asset Valuation Inputs (continued)
Short-Term Investments	$3,736,031	$—	$—		$3,736,031

Total Investments	33,165,052	273,523,467	6,028		306,694,547

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	722,103	—		722,103
Futures Contracts
Equity risk	—	195,997	—		195,997

Total Derivatives	—	918,100	—		918,100

Total	$33,165,052	$274,441,567	$6,028		$307,612,647

Description

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(238,873)	$—		$(238,873)
Futures Contracts
Equity risk	—	(202,101)	—		(202,101)

Total Derivatives	—	(440,974)	—		(440,974)

Total	$—	$(440,974)	$—		$(440,974)

International Intrinsic Value Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$320,388,145	$—		$320,388,145
Austria	—	39,083,806	0	**	39,083,806
Belgium	—	103,764,979	—		103,764,979
Canada	88,492,702	—	—		88,492,702
Denmark	—	40,961,484	—		40,961,484
Finland	—	44,073,759	—		44,073,759
France	—	1,149,764,378	—		1,149,764,378
Germany	—	530,016,214	—		530,016,214
Greece	—	18,351,922	—		18,351,922
Hong Kong	—	87,783,667	—		87,783,667
Ireland	—	36,598,829	—		36,598,829
Israel	—	23,833,364	—		23,833,364
Italy	—	546,451,544	—		546,451,544
Japan	—	1,863,464,549	—		1,863,464,549
Malta	—	—	0	**	0 **
Netherlands	—	105,135,749	—		105,135,749
New Zealand	—	36,960,292	—		36,960,292
Norway	—	40,705,008	—		40,705,008
Portugal	—	21,676,323	—		21,676,323
Singapore	—	145,019,639	—		145,019,639
Spain	—	675,905,922	—		675,905,922
Sweden	—	80,152,311	—		80,152,311
Switzerland	—	178,108,104	—		178,108,104
United Kingdom	—	2,227,863,845	218,184		2,228,082,029

TOTAL COMMON STOCKS	88,492,702	8,316,063,833	218,184		8,404,774,719

Preferred Stocks
Germany	—	52,791,715	—		52,791,715

TOTAL PREFERRED STOCKS	—	52,791,715	—		52,791,715

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Intrinsic Value Fund (continued)
Asset Valuation Inputs (continued)
Mutual Funds
United States	$75,586,524	$—	$—		$75,586,524

TOTAL MUTUAL FUNDS	75,586,524	—	—		75,586,524

Short-Term Investments	96,770,032	—	—		96,770,032

Total Investments	260,849,258	8,368,855,548	218,184		8,629,922,990

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	19,311,853	—		19,311,853
Futures Contracts
Equity risk	427,483	8,709,260	—		9,136,743

Total Derivatives	427,483	28,021,113	—		28,448,596

Total	$261,276,741	$8,396,876,661	$218,184		$8,658,371,586

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(7,578,326)	$—		$(7,578,326)
Futures Contracts
Equity risk	—	(970,946)	—		(970,946)

Total Derivatives	—	(8,549,272)	—		(8,549,272)

Total	$—	$(8,549,272)	$—		$(8,549,272)

International Small Companies Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$9,723,092	$—		$9,723,092
Austria	—	664,571	0	**	664,571
Belgium	—	742,078	—		742,078
Brazil	593,879	—	—		593,879
Canada	8,818,367	—	—		8,818,367
China	—	291,346	—		291,346
Czech Republic	—	78,032	—		78,032
Denmark	—	1,939,287	—		1,939,287
Finland	—	1,444,629	—		1,444,629
France	—	11,611,661	—		11,611,661
Germany	—	16,321,586	—		16,321,586
Greece	—	2,035,021	5,919		2,040,940
Hong Kong	—	2,586,295	—		2,586,295
India	—	947,288	—		947,288
Indonesia	—	—	223,713		223,713
Ireland	—	7,822,241	—		7,822,241
Israel	—	1,111,578	—		1,111,578
Italy	—	12,678,336	—		12,678,336
Japan	—	85,009,328	—		85,009,328
Netherlands	—	3,785,094	—		3,785,094
New Zealand	—	567,613	—		567,613
Norway	—	4,666,770	—		4,666,770
Philippines	—	210,553	—		210,553
Poland	—	64,140	—		64,140
Portugal	—	704,419	—		704,419
Russia	—	694,433	—		694,433
Singapore	—	11,450,229	—		11,450,229
South Africa	—	361,759	—		361,759

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
International Small Companies Fund (continued)
Asset Valuation Inputs (continued)
South Korea	$—	$3,828,214	$—		$3,828,214
Spain	—	4,191,093	—		4,191,093
Sweden	—	4,133,228	7,600		4,140,828
Switzerland	—	3,589,389	—		3,589,389
Taiwan	—	1,203,090	0	**	1,203,090
Thailand	—	278,672	—		278,672
Turkey	—	696,674	—		696,674
United Kingdom	—	60,173,269	—		60,173,269

TOTAL COMMON STOCKS	9,412,246	255,605,008	237,232		265,254,486

Preferred Stocks
Brazil	958,610	—	—		958,610
Germany	—	1,895,022	—		1,895,022
Russia	—	1,815,810	—		1,815,810

TOTAL PREFERRED STOCKS	958,610	3,710,832	—		4,669,442

Rights/Warrants
Malaysia	—	1,090	—		1,090

TOTAL RIGHTS/WARRANTS	—	1,090	—		1,090

Short-Term Investments	8,092,783	—	—		8,092,783

Total Investments	18,463,639	259,316,930	237,232		278,017,801

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	345,085	—		345,085
Futures Contracts
Equity risk	111,258	557,931	—		669,189

Total Derivatives	111,258	903,016	—		1,014,274

Total	$18,574,897	$260,219,946	$237,232		$279,032,075

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(127,393)	$—		$(127,393)
Futures Contracts
Equity risk	—	(540,522)	—		(540,522)

Total Derivatives	—	(667,915)	—		(667,915)

Total	$—	$(667,915)	$—		$(667,915)

Resources Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$194,446	$—		$194,446
Austria	—	241,502	—		241,502
Brazil	831,379	—	—		831,379
Canada	2,251,578	—	—		2,251,578
China	—	2,894,678	—		2,894,678
Czech Republic	—	407,642	—		407,642
Denmark	—	190,959	—		190,959
France	—	1,432,870	—		1,432,870
Germany	—	316,353	—		316,353
Greece	—	101,830	—		101,830
Hungary	—	156,152	—		156,152
India	216,975	—	—		216,975
Indonesia	—	83,958	—		83,958
Israel	—	493,272	—		493,272

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Resources Fund (continued)
Asset Valuation Inputs (continued)
Italy	$—	$1,284,926	$—	$1,284,926
Japan	—	4,883,503	—	4,883,503
Mexico	199,792	—	—	199,792
Netherlands	—	82,693	—	82,693
Norway	—	2,963,050	—	2,963,050
Poland	—	854,034	—	854,034
Russia	—	2,665,294	—	2,665,294
Singapore	—	947,685	—	947,685
South Africa	—	131,569	—	131,569
South Korea	—	87,973	—	87,973
Spain	—	1,007,033	—	1,007,033
Sweden	—	320,251	—	320,251
Taiwan	—	115,304	—	115,304
Thailand	—	370,946	—	370,946
Turkey	—	316,041	—	316,041
United Kingdom	—	6,569,951	—	6,569,951
United States	8,253,699	—	—	8,253,699

TOTAL COMMON STOCKS	11,753,423	29,113,915	—	40,867,338

Preferred Stocks
Brazil	1,187,118	—	—	1,187,118
Russia	—	142,711	—	142,711

TOTAL PREFERRED STOCKS	1,187,118	142,711	—	1,329,829

Rights/Warrants
Thailand	—	1,420	—	1,420

TOTAL RIGHTS/WARRANTS	—	1,420	—	1,420

Short-Term Investments	980,960	—	—	980,960

Total Investments	13,921,501	29,258,046	—	43,179,547

Total	$13,921,501	$29,258,046	$—	$43,179,547

Risk Premium Fund
Asset Valuation Inputs
Mutual Funds
United States	$33,285,000	$—	$—	$33,285,000

TOTAL MUTUAL FUNDS	33,285,000	—	—	33,285,000

Short-Term Investments	112,533,129	—	—	112,533,129

Total Investments	145,818,129	—	—	145,818,129

Total	$145,818,129	$—	$—	$145,818,129

Liability Valuation Inputs
Derivatives *
Written Options
Equity risk	$(888,319)	$(1,368,780)	$—	$(2,257,099)

Total Derivatives	(888,319)	(1,368,780)	—	(2,257,099)

Total	$(888,319)	$(1,368,780)	$—	$(2,257,099)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Tax-Managed International Equities Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$20,342,404	$—		$20,342,404
Austria	—	2,719,763	0	**	2,719,763
Belgium	—	8,912,852	—		8,912,852
Canada	12,584,471	—	—		12,584,471
Denmark	—	5,378,975	—		5,378,975
Finland	—	2,729,767	—		2,729,767
France	—	59,952,752	21		59,952,773
Germany	—	32,376,417	—		32,376,417
Greece	—	959,267	—		959,267
Hong Kong	—	3,267,535	—		3,267,535
Ireland	—	3,216,533	—		3,216,533
Israel	—	254,193	—		254,193
Italy	—	29,466,762	—		29,466,762
Japan	—	111,281,531	—		111,281,531
Malta	—	—	0	**	0	**
Netherlands	—	6,692,479	—		6,692,479
New Zealand	—	2,249,274	—		2,249,274
Norway	—	667,887	—		667,887
Portugal	—	1,502,465	—		1,502,465
Singapore	—	10,630,870	—		10,630,870
Spain	—	30,422,158	—		30,422,158
Sweden	—	3,293,552	—		3,293,552
Switzerland	—	6,238,484	—		6,238,484
United Kingdom	—	102,950,352	19,875		102,970,227

TOTAL COMMON STOCKS	12,584,471	445,506,272	19,896		458,110,639

Preferred Stocks
Germany	—	3,668,614	—		3,668,614

TOTAL PREFERRED STOCKS	—	3,668,614	—		3,668,614

Rights/Warrants
Singapore	—	5,232	—		5,232

TOTAL RIGHTS/WARRANTS	—	5,232	—		5,232

Mutual Funds
United States	7,931,500	—	—		7,931,500

TOTAL MUTUAL FUNDS	7,931,500	—	—		7,931,500

Short-Term Investments	2,074,543	—	—		2,074,543

Total Investments	22,590,514	449,180,118	19,896		471,790,528

Total	$22,590,514	$449,180,118	$19,896		$471,790,528

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.
**	Represents the interest in securities that were determined to have a fair value of zero at November 30, 2012.

The underlying funds held at year end are classified above as Level 1. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Developed World Stock Fund
Common Stocks
United Kingdom	$—	$4,856	$—	$—	$—	$811	$—	$—	$5,667	$811

Total	$—	$4,856	$—	$—	$—	$811	$—	$—	$5,667	$811

International Core Equity Fund
Common Stocks
United Kingdom	$—	$169,752	$—	$—	$—	$15,441	$—	$—	$185,193	$15,441

Total	$—	$169,752	$—	$—	$—	$15,441	$—	$—	$185,193	$15,441

International Growth Equity Fund
Common Stocks
United Kingdom	$—	$84,365	$—	$—	$—	$5,551	$—	$—	$89,916	$5,551

Total	$—	$84,365	$—	$—	$—	$5,551	$—	$—	$89,916	$5,551

International Intrinsic Value Extended Markets Fund
Common Stocks
United Kingdom	$—	$5,746	$—	$—	$—	$282	$—	$—	$6,028	$282

Total	$—	$5,746	$—	$—	$—	$282	$—	$—	$6,028	$282

International Intrinsic Value Fund
Common Stocks
United Kingdom	$—	$205,497	$—	$—	$—	$12,687	$—	$—	$218,184	$12,687

Total	$—	$205,497	$—	$—	$—	$12,687	$—	$—	$218,184	$12,687

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*		Transfer out of Level 3*		Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
International Small Companies Fund
Common Stocks
Greece	$—	$—	$—	$—	$—	$—	$5,919	**	$—		$5,919	$—
Indonesia	306,120	—	(65,047)	—	(42,918)	25,558	—		—		223,713	25,558
Sweden	9,857	—	(2,177)	—	(331,183)	331,103	—		—		7,600	331,103
Taiwan	4,973	—	—	—	—	(4,973)	—		—		—	—
Thailand	45,836	—	(47,724)	—	(29,040)	30,928	—		—		—	—

Total	$366,786	$—	$(114,948)	$—	$(403,141)	$382,616	$5,919		$—		$237,232	$356,661

Resources Fund
Common Stocks
Thailand	$87,091	$276,592	$(19,872)	$—	$433	$(41,143)	$—		$(303,101	)**	$—	$—

Total	$87,091	$276,592	$(19,872)	$—	$433	$(41,143)	$—		$(303,101)		$—	$—

Tax–Managed International Equities Fund
Common Stocks
France	$21	$—	$—	$—	$—	$—	$—		$—		$21	$—
United Kingdom	—	18,011	—	—	—	1,864	—		—		19,875	1,864

Total	$21	$18,011	$—	$—	$—	$1,864	$—		$—		$19,896	$1,864

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities
Currency Hedged International Equity Fund	0.0%^
Developed World Stock Fund	0.0%^
Flexibible Equities Fund	—
International Core Equity Fund	0.0%^
International Growth Equity Fund	0.0%^
International Intrinsic Value Extended Markets Fund	0.0%^
International Intrinsic Value Fund	0.0%^
International Small Companies Fund	0.1%
Resources Fund	—
Risk Premium Fund	—
Tax—Managed International Equities Fund	0.0%^

^	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Currency Hedged International Equity Fund	Developed World Stock Fund	Flexible Equities Fund	International Core Equity Fund	International Growth Equity Fund	International Intrinsic Value Extended Markets Fund	International Intrinsic Value Fund	International Small Companies Fund	Resources Fund	Risk Premium Fund	Tax-Managed International Equities Fund
Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•
Options Risk										•
Liquidity Risk	•		•			•		•	•	•	•
Smaller Company Risk	•		•	•	•	•	•	•	•		•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•	•	•	•	•	•	•	•	•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•		•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Securities										•
Credit Risk										•
Short Sales Risk			•
Natural Resources Risk									•
Commodities Risk									•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•
Non-Diversified Funds	•	•	•			•			•	•	•

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Because of Risk Premium Fund’s emphasis on selling put options on stock indices, the Fund’s shares are expected to decline in value when those indices decline in value. Also, Risk Premium Fund’s investment strategy of selling put options on stock indices will likely cause the Fund to underperform the equity markets in sharply rising markets.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

Risk Premium Fund’s ability to use options as part of its investment program depends on the liquidity of the markets in those instruments. In addition, there can be no assurance that a liquid market will exist when Risk Premium Fund seeks to close out an option position. Also, the hours of trading for options on an exchange may not conform to the hours during which the securities held by the Fund are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that may not be reflected in the options markets. If Risk Premium Fund receives a redemption request and is unable to close out an option that it has sold, the Fund may temporarily be leveraged in relation to its net assets.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. The Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

Because Risk Premium Fund can have substantial exposure through a limited number of options contracts and because the Fund’s exposures may relate to a relatively small number of U.S. and/or international stock indices, the Fund is subject to additional risk.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest cost based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET RISK — Fixed Income Securities. The market price of a fixed income investment can decline due to a number of market-related factors, primarily an increase in prevailing interest rates. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. In addition, payment of the principal of fixed income securities issued by the U.S. government can be delayed because the guarantee generally only requires payment upon maturity of the securities.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Flexible Equities Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involves a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Flexible Equities Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

• COMMODITIES RISK. Certain Funds may invest in Alternative Asset Opportunity Fund. Alternative Asset Opportunity Fund has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. Certain Funds are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying Funds”), are exposed to the risk that the underlying Funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying Funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying Funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying Funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying Funds. Because some underlying Funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act:

•	Currency Hedged International Equity Fund
•	Developed World Stock Fund
•	Flexible Equities Fund
•	International Intrinsic Value Extended Markets Fund
•	Resources Fund
•	Risk Premium Fund
•	Tax-Managed International Equities Fund

In addition, Currency Hedged International Equity Fund invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the 1940 Act.

Temporary Defensive Positions. The following paragraphs provide additional information about whether, and to what extent, the Funds take temporary defensive positions.

The Funds (other than Flexible Equities Fund) normally do not take temporary defensive positions. Flexible Equities Fund may, from time to time, take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds, other than Risk Premium Fund, may have investment exposures in excess of their net assets (i.e., they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

While the Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when the Fund is selling them, from time to time the Fund may have investment exposures in excess of its net assets (i.e., it may be leveraged). For example, if the Fund receives a redemption request and is unable to close out an option it had sold, the Fund may temporarily have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore be subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own. The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Currency Hedged Inter- national Equity Fund	Developed World Stock Fund	Flexible Equities Fund	Inter- national Core Equity Fund	Inter- national Growth Equity Fund	Inter- national Intrinsic Value Extended Markets Fund	Inter- national Intrinsic Value Fund	Inter- national Small Companies Fund	Resources Fund	Risk Premium Fund	Tax- Managed Inter- national Equities Fund
Forward currency contracts
Adjust exposure to foreign currencies		X	X	X	X	X	X	X
To manage against anticipated currency exchange rate changes		X	X	X	X	X	X	X
To hedge foreign currency exposure in the underlying Funds’ investments relative to the U.S. dollar	X
Futures contracts
Adjust exposure to certain securities markets		X		X	X	X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X	X	X	X	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment										X
Swap agreements
To achieve returns comparable to holding and lending a direct equity position				X			X
Rights and/or warrants
Received as a result of corporate actions		X		X	X	X	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Funds to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2012, investment activity in options contracts written by the Funds were as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Risk Premium Fund
Outstanding, beginning of year	—	—	$—	—	—	$—
Options written	—	6,757	3,743,976	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(48)	(88,059)	—	—	—
Options exercised	—	—	—	—	—	—

Outstanding, end of period	—	6,709	$3,655,916	—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation charges through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Currency Hedged International Equity Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,433,970	$—	$—	$1,433,970

Total	$—	$—	$1,433,970	$—	$—	$1,433,970

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(5,441,340)	$—	$—	$(5,441,340)

Total	$—	$—	$(5,441,340)	$—	$—	$(5,441,340)

Developed World Stock Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$377,028	$—	$—	$377,028
Unrealized Appreciation on Futures Contracts *	—	426,120	—	—	—	426,120

Total	$—	$426,120	$377,028	$—	$—	$803,148

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(70,631)	$—	$—	$(70,631)
Unrealized Depreciation on Futures Contracts*	—	(117,220)	—	—	—	(117,220)

Total	$—	$(117,220)	$(70,631)	$—	$—	$(187,851)

Flexible Equities Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$1,269,022	$—	$—	$1,269,022
Unrealized Appreciation on Futures Contracts*	—	1,801,407	—	—	—	1,801,407

Total	$—	$1,801,407	$1,269,022	$—	$—	$3,070,429

International Core Equity Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$33,669	$—	$—	$—	$33,669
Unrealized Appreciation on Forward Currency Contracts	—	—	7,423,312	—	—	7,423,312
Unrealized Appreciation on Futures Contracts *	—	4,982,835	—	—	—	4,982,835

Total	$—	$5,016,504	$7,423,312	$—	$—	$12,439,816

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(1,834,524)	$—	$—	$(1,834,524)
Unrealized Depreciation on Futures Contracts*	—	(252,915)	—	—	—	(252,915)

Total	$—	$(252,915)	$(1,834,524)	$—	$—	$(2,087,439)

	Credit Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
International Growth Equity Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$6,655	$—	$—	$—	$6,655
Unrealized Appreciation on Forward Currency Contracts	—	—	1,403,904	—	—	1,403,904
Unrealized Appreciation on Futures Contracts *	—	1,145,734	—	—	—	1,145,734

Total	$—	$1,152,389	$1,403,904	$—	$—	$2,556,293

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(505,878)	$—	$—	$(505,878)
Unrealized Depreciation on Futures Contracts*	—	(88,543)	—	—	—	(88,543)

Total	$—	$(88,543)	$(505,878)	$—	$—	$(594,421)

International Intrinsic Value Extended Markets Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$12,244	$—	$—	$—	$12,244
Unrealized Appreciation on Forward Currency Contracts	—	—	722,103	—	—	722,103
Unrealized Appreciation on Futures Contracts *	—	195,997	—	—	—	195,997

Total	$—	$208,241	$722,103	$—	$—	$930,344

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(238,873)	$—	$—	$(238,873)
Unrealized Depreciation on Futures Contracts*	—	(202,101)	—	—	—	(202,101)

Total	$—	$(202,101)	$(238,873)	$—	$—	$(440,974)

International Intrinsic Value Fund
Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$19,311,853	$—	$—	$19,311,853
Unrealized Appreciation on Futures Contracts *	—	9,136,743	—			9,136,743

Total	$—	$9,136,743	$19,311,853	$—	$—	$28,448,596

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(7,578,326)	$—	$—	$(7,578,326)
Unrealized Depreciation on Futures Contracts*	—	(970,946)	—	—	—	(970,946)

Total	$—	$(970,946)	$(7,578,326)	$—	$—	$(8,549,272)

International Small Companies Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$1,090	$—	$—	$—	$1,090
Unrealized Appreciation on Forward Currency Contracts	—	—	345,085	—	—	345,085
Unrealized Appreciation on Futures Contracts*	—	669,189	—	—	—	669,189

Total	$—	$670,279	$345,085	$—	$—	$1,015,364

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$(127,393)	$—	$—	$(127,393)
Unrealized Depreciation on Futures Contracts*	—	(540,522)	—	—	—	(540,522)

Total	$—	$(540,522)	$(127,393)	$—	$—	$(667,915)

Resources Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$1,420	$—	$—	$—	$1,420

Total	$—	$1,420	$—	$—	$—	$1,420

Risk Premium Fund
Liability:
Written Options outstanding	$—	$(2,257,099)	$—	$—	$—	$(2,257,099)

Total	$—	$(2,257,099)	$—	$—	$—	$(2,257,099)

Tax-Managed International Equities Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$5,232	$—	$—	$—	$5,232

Total	$—	$5,232	$—	$—	$—	$5,232

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or number of contracts (options) outstanding at each month-end, if any, was as follows for the period ended November 30, 2012:

	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights / Warrants ($)
Currency Hedged International Equity Fund	2,585,359,807	—	—	—	—
Developed World Stock Fund	53,116,110	16,258,484	—	—	12,997
Flexible Equities Fund	1,125,500,330	35,509,314	—	—	—
International Core Equity Fund	804,187,574	319,059,566	779,369	—	310,398
International Growth Equity Fund	599,883,309	153,850,654	—	—	87,202
International Intrinsic Value Extended Markets Fund	50,678,179	10,950,498	—	—	23,837
International Intrinsic Value Fund	1,426,309,170	538,037,066	1,233,886	—	688,722
International Small Companies Fund	59,030,645	42,811,193	—	—	2,275
Resources Fund	—	—	—	—	592
Risk Premium Fund	—	—	—	6,709	—
Tax-Managed International Equities Fund	—	—	—	—	37,548

Subsequent Events

The Board of Trustees of GMO Trust has approved the liquidation of the Class M shares of GMO International Intrinsic Value Fund. It is expected that Class M shares of GMO International Intrinsic Value Fund will be liquidated on or about March 31, 2013.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 94.9%

	Australia — 6.0%
1,587,413	Asciano Group	7,213,929
561,891	Australia and New Zealand Banking Group Ltd	14,299,691
2,411,260	Incitec Pivot Ltd	7,931,035
132,375	Rio Tinto Ltd	8,128,267
1,975,447	Stockland (REIT)	6,991,480
2,071,271	Telstra Corp Ltd	9,318,002

	Total Australia	53,882,404

	Brazil — 0.2%
96,500	Arcos Dorados Holdings Inc-Class A	1,182,125
36,800	Cia Hering	823,901

	Total Brazil	2,006,026

	Chile — 0.3%
188,600	Cencosud SA ADR	2,972,336

	Colombia — 0.3%
379,000	Cemex Latam Holdings SA *	2,388,585

	Denmark — 0.3%
145,838	H Lundbeck A/S	2,436,488

	Finland — 2.1%
4,413,677	Nokia Oyj	14,501,797
366,486	UPM–Kymmene Oyj	4,124,078

	Total Finland	18,625,875

	France — 7.2%
284,040	ArcelorMittal	4,318,283
126,982	BNP Paribas	7,106,045
75,390	Compagnie Generale des Etablissements Michelin-Class B	7,026,345
153,826	Sanofi	13,739,346
31,216	Societe BIC SA	3,902,999
82,599	Societe Generale *	2,994,242
40,423	Sodexo	3,266,769
367,326	Total SA	18,408,754
183,896	Vivendi SA	3,956,032

	Total France	64,718,815

	Germany — 5.5%
77,747	Allianz SE (Registered)	10,114,076
139,020	Daimler AG (Registered)	6,875,758
288,312	Deutsche Post AG (Registered)	5,988,492
575,742	E.ON AG	10,382,362
142,917	Metro AG	4,001,391
88,191	Salzgitter AG	4,062,470
79,811	Siemens AG (Registered)	8,251,355

	Total Germany	49,675,904

	Hong Kong — 1.5%
464,000	Cheung Kong Holdings Ltd	7,067,366
2,301,000	HKT Trust	2,226,660

Shares	Description	Value ($)
	Hong Kong — continued
2,779,000	New World Development Ltd	4,372,702

	Total Hong Kong	13,666,728

	Ireland — 0.5%
33,698	DCC Plc	1,016,630
74,337	Kerry Group Plc-Class A	3,894,436

	Total Ireland	4,911,066

	Israel — 0.2%
1,516,207	Bezeq Israeli Telecommunication Corp Ltd	1,853,907

	Italy — 4.2%
835,396	ENI SPA	19,810,844
161,489	Lottomatica SPA	3,562,484
2,026,281	Mediaset SPA	3,352,906
853,103	Saras SPA *	1,041,141
4,590,559	Telecom Italia SPA	4,182,311
1,299,906	UniCredit SPA *	6,058,871

	Total Italy	38,008,557

	Japan — 23.0%
465	Activia Properties Inc (REIT)	2,883,538
173,300	Aisin Seiki Co Ltd	5,147,751
831,000	Asahi Kasei Corp	4,756,446
112,100	Astellas Pharma Inc	5,674,932
190,500	Canon Inc	6,739,591
174,300	Daikin Industries Ltd	5,495,584
53,100	Daito Trust Construction Co Ltd	5,159,139
113,500	East Japan Railway Co	7,461,203
2,867	Fuji Media Holdings Inc	4,177,554
2,039,000	Hitachi Ltd	11,816,691
387,700	Honda Motor Co Ltd	12,922,560
198,300	Hoya Corp	3,814,992
524,400	Itochu Corp	5,259,984
899	Japan Retail Fund Investment Corp (REIT)	1,637,469
247,900	Japan Tobacco Inc	7,433,174
178,800	JS Group Corp	3,797,233
1,262,500	JX Holdings Inc	6,761,324
103,000	Lawson Inc	6,972,722
61,300	Miraca Holdings Inc	2,494,967
810,000	Mitsubishi Electric Corp	6,328,915
1,897,000	Mitsubishi UFJ Financial Group Inc	8,725,066
392,100	Mitsui & Co Ltd	5,442,200
1,389,600	Nissan Motor Co Ltd	13,543,691
122,200	Nitto Denko Corp	6,382,127
4,807	NTT Docomo Inc	6,968,839
493,000	Sekisui Chemical Co Ltd	3,874,523
171,100	Seven & I Holdings Co Ltd	4,986,357
42,700	Shimamura Co Ltd	4,319,725
3,138,000	Shinsei Bank Ltd	5,346,104
230,100	Sumitomo Rubber Industries	2,727,155
415,200	Sumitomo Mitsui Financial Group Inc	13,440,193
171,500	Sumitomo Realty & Development Co Ltd	4,690,284
122,600	TDK Corp	4,820,481
165,900	Tokio Marine Holdings Inc	4,272,299

	Total Japan	206,274,813

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Mexico — 1.7%
951,700	Fibra Uno Administracion SA de CV (REIT)	2,490,832
33,500	Grupo Aeroportuario del Sureste SAB de CV ADR	3,409,965
805,200	Grupo Financiero Banorte SAB de CV-Class O	4,595,202
964,000	Mexichem SAB de CV	4,993,872

	Total Mexico	15,489,871

	Netherlands — 2.7%
107,968	CSM NV	2,135,576
554,581	Delta Lloyd NV	8,290,916
852,207	ING Groep NV *	7,700,523
217,950	Koninklijke Philips Electronics NV	5,636,436

	Total Netherlands	23,763,451

	Norway — 2.0%
606,997	ProSafe SE	5,112,126
306,243	Statoil ASA	7,481,753
1,019,674	Storebrand ASA *	4,893,692

	Total Norway	17,487,571

	Philippines — 0.3%
186,660	Cebu Air Inc	287,373
172,660	GT Capital Holdings Inc	2,519,813

	Total Philippines	2,807,186

	Russia — 2.5%
454,450	Gazprom OAO Sponsored ADR	4,045,396
180,789	Phosagro OAO GDR	2,520,602
492,939	Sberbank Sponsored ADR	5,843,671
180,106	TMK OAO (Registered Shares)	2,772,177
487,500	VimpelCom Ltd Sponsored ADR	5,157,750
118,821	X5 Retail Group NV GDR (Registered Shares) *	2,038,406

	Total Russia	22,378,002

	South Korea — 1.6%
29,810	Dongbu Insurance Co Ltd	1,281,563
31,524	Doosan Heavy Industries and Construction Co	1,184,843
38,432	Kia Motors Corp	2,196,095
138,140	LG Display Co Ltd *	4,411,620
2,775	Samsung Electronics Co Ltd	3,607,146
38,030	Shinhan Financial Group Co Ltd	1,219,272

	Total South Korea	13,900,539

	Spain — 2.0%
115,657	Amadeus IT Holding SA-Class A	2,701,826
291,641	Banco Santander SA	2,246,667
157,120	Enagas	3,216,123
203,608	Repsol YPF SA	4,321,647
394,680	Telefonica SA	5,184,671

	Total Spain	17,670,934

Shares	Description	Value ($)
	Sweden — 0.9%
128,204	Getinge AB-Class B	4,135,728
449,367	Nordea Bank AB	4,119,998

	Total Sweden	8,255,726

	Switzerland — 5.6%
153,463	ABB Ltd	2,992,349
324,192	Novartis AG (Registered)	20,089,324
24,049	Sulzer AG	3,728,947
13,827	Syngenta AG (Registered)	5,535,741
506,195	UBS AG (Registered) *	7,937,920
37,466	Zurich Insurance Group AG *	9,570,549

	Total Switzerland	49,854,830

	Taiwan — 0.7%
401,416	Asustek Computer Inc	4,431,650
222,000	HTC Corp	2,033,237

	Total Taiwan	6,464,887

	Thailand — 0.9%
1,044,600	Bangkok Bank Pcl NVDR	6,227,059
5,858,500	Land & Houses Pcl NVDR	1,803,350

	Total Thailand	8,030,409

	United Kingdom — 22.7%
398,923	Aberdeen Asset Management Plc	2,160,917
153,842	AMEC Plc	2,573,625
493,296	BG Group Plc	8,463,252
185,460	BHP Billiton Plc	5,841,131
3,122,202	BP Plc	21,675,243
258,745	British American Tobacco Plc	13,592,125
1,069,091	BT Group Plc	3,998,462
339,461	Diageo Plc	10,125,177
230,764	Domino Printing Sciences Plc	2,196,720
514,881	GlaxoSmithKline Plc	11,026,748
2,125,368	HSBC Holdings Plc	21,704,557
214,615	Imperial Tobacco Group Plc	8,588,467
465,676	Inchcape Plc	3,192,683
155,550	John Wood Group Plc	1,940,513
17,545	Johnson Matthey Plc	675,017
234,997	National Express Group Plc	655,868
533,632	Premier Oil Plc *	2,878,063
349,931	Prudential Plc	5,086,915
277,784	Rio Tinto Plc	13,793,792
365,804	Rolls-Royce Holdings Plc *	5,224,715
28,257,484	Rolls-Royce Holdings Plc-Class C *	45,273
427,050	Royal Dutch Shell Plc A Shares (London)	14,298,257
433,775	Royal Dutch Shell Plc B Shares (London)	14,973,493

Foreign Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		United Kingdom — continued
	222,569	Schroders Plc (Non Voting)	4,655,318
	128,129	Travis Perkins Plc	2,288,242
	77,164	Ultra Electronics Holdings Plc	2,017,694
	4,068,986	Vodafone Group Plc	10,496,503
	173,849	Weir Group Plc (The)	5,264,181
	263,031	WPP Plc	3,611,393

		Total United Kingdom	203,044,344

		TOTAL COMMON STOCKS (COST $805,574,431)	850,569,254

		PREFERRED STOCKS — 1.2%

		Brazil — 0.4%
	178,100	Telefonica Brasil SA 4.56%	3,867,390

		Germany — 0.8%
	32,728	Volkswagen AG 1.86%	7,094,862

		TOTAL PREFERRED STOCKS (COST $10,503,680)	10,962,252

		SHORT-TERM INVESTMENTS — 3.5%

		Time Deposits — 3.5%
USD	1,462,672	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 12/03/12	1,462,672
AUD	41	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	42
EUR	1,160	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 12/03/12	1,509
GBP	7,989	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	12,799
HKD	184	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	24

Par Value		Description	Value ($)
		Time Deposits — continued
JPY	89,201,634	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	1,082,100
USD	13,918,310	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	13,918,310
USD	15,000,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	15,000,000

		Total Time Deposits	31,477,456

		TOTAL SHORT-TERM INVESTMENTS (COST $31,477,456)	31,477,456

		TOTAL INVESTMENTS — 99.6% (Cost $847,555,567)	893,008,962
		Other Assets and Liabilities (net) — 0.4%	3,388,767

		TOTAL NET ASSETS — 100.0%	$896,397,729

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$875,806,230	$43,947,236	$(26,744,504)	$17,202,732

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 96.0%

	Australia — 4.7%
1,597,064	Asciano Group	7,257,787
6,369,185	Dexus Property Group (REIT)	6,685,586
963,618	Iress Market Technology Ltd	8,280,945
2,040,254	Primary Health Care Ltd	8,526,026
957,103	Tox Free Solutions Ltd	2,826,805

	Total Australia	33,577,149

	Austria — 0.7%
236,042	Conwert Immobilien Invest SE	2,914,648
8,872	Lenzing AG	735,484
140,867	Zumtobel AG	1,504,247

	Total Austria	5,154,379

	Belgium — 2.0%
56,167	CMB Cie Maritime Belge SA	1,057,563
52,208	Compagnie d’Entreprises CFE	2,687,552
56,302	Mobistar SA	1,488,744
77,957	SA D’Ieteren NV	3,714,029
97,552	Umicore SA	5,072,402

	Total Belgium	14,020,290

	Brazil — 2.4%
228,300	Aliansce Shopping Centers SA	2,334,498
660,000	Brazil Pharma SA	4,092,568
451,200	Cia de Locacao das Americas *	2,533,882
136,900	Cia Hering	3,065,002
683,900	Even Construtora e Incorporadora SA	2,755,700
194,100	Iochpe-Maxion SA	2,335,413

	Total Brazil	17,117,063

	Canada — 4.0%
204,040	Alamos Gold Inc	3,841,091
339,200	Canyon Services Group Inc	3,404,464
70,100	Celtic Exploration Ltd *	1,843,976
1,019,000	Chinook Energy Inc *	1,477,183
151,200	Corus Entertainment Inc - Class B	3,479,571
329,400	Just Energy Group Inc	2,908,177
172,300	Karnalyte Resources Inc (a)	1,179,484
32,300	Karnalyte Resources Inc *	221,110
764,600	NuVista Energy Ltd *	4,241,150
442,100	Precision Drilling Corp *	3,311,244
429,400	Western Energy Services Corp	2,874,626

	Total Canada	28,782,076

	Czech Republic — 0.2%
59,400	Pegas Nonwovens SA	1,423,549

Shares	Description	Value ($)
	Denmark — 0.9%
233,393	H Lundbeck A/S	3,899,253
65,517	NKT Holding A/S	2,180,685
239,396	Ossur HF *	308,489

	Total Denmark	6,388,427

	Finland — 1.2%
225,724	Aspo Oyj	1,702,558
86,421	Huhtamaki Oyj	1,405,580
741,828	M-real Oyj - B shares *	2,113,643
23,614	Nokian Renkaat Oyj	987,217
493,557	Oriola-KD Oyj - Class B	1,354,698
81,749	Rautaruukki Oyj	599,493
297,323	Talvivaara Mining Co Plc *	458,070

	Total Finland	8,621,259

	France — 5.8%
132,154	Cap Gemini SA	5,602,207
71,177	Compagnie Generale des Etablissements Michelin - Class B	6,633,693
165,282	Faurecia	2,600,454
119,062	Legrand SA	4,828,174
61,608	Societe BIC SA	7,702,972
80,757	Sodexo	6,526,345
39,891	Virbac SA	7,362,391

	Total France	41,256,236

	Germany — 4.2%
161,269	Celesio AG	2,740,752
52,673	Delticom AG	2,216,157
238,957	Deutsche Wohnen AG	4,622,804
89,954	GSW Immobilien AG	3,813,768
65,197	HeidelbergCement AG	3,547,440
101,024	Qiagen NV *	1,870,040
349,290	SAF-Holland SA *	2,355,025
64,045	Salzgitter AG	2,950,198
148,477	TAG Immobilien AG	1,795,959
189,313	Tom Tailor Holding AG	3,941,473

	Total Germany	29,853,616

	Hong Kong — 1.1%
4,014,910	HKT Trust	3,885,198
1,045,000	Hopewell Holdings Ltd	4,112,065

	Total Hong Kong	7,997,263

	India — 0.3%
654,548	Orchid Chemicals & Pharmaceuticals Ltd	1,218,224
589,619	Rolta India Ltd	676,051

	Total India	1,894,275

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Ireland — 1.0%
100,769	DCC Plc	3,040,084
81,701	Kerry Group Plc - Class A	4,280,228

	Total Ireland	7,320,312

	Italy — 3.8%
587,650	Amplifon SPA	2,669,768
738,191	Autogrill SPA	7,316,385
677,584	Credito Emiliano SPA	3,288,599
235,094	Lottomatica SPA	5,186,227
1,652,575	Mediaset SPA	2,734,531
792,692	Mediolanum SPA	3,868,768
1,786,258	Saras SPA *	2,179,979

	Total Italy	27,244,257

	Japan — 24.0%
945,000	Calsonic Kansei Corp	4,369,276
163,100	Capcom	3,073,097
258,500	Century Tokyo Leasing Corp	5,076,054
152,400	Cosmos Pharmaceutical Corp	15,727,080
398	Daiwa House Investment Corp (REIT) *	2,418,851
450,200	Fuji Oil Co Ltd	6,468,062
904,000	GS Yuasa Corp	3,514,700
180,500	Hitachi Chemical Co Ltd	2,588,200
362,000	Hitachi Transport System Ltd	5,372,615
832	Industrial & Infrastructure Fund Investment Corp (REIT)	6,440,382
145,300	IRISO Electronics Co Ltd	2,146,892
284,200	Izumi Co Ltd	6,359,979
602,000	Japan Aviation Electronics Industry Ltd	5,003,841
138,440	K’s Holdings Corp	3,134,885
329,500	Keihin Corp	4,412,382
1,346	Kenedix Realty Investment Corp (REIT)	4,475,360
140,700	Kintetsu World Express Inc	4,263,687
169,100	Kyorin Co Ltd	3,600,538
129,900	Mitsubishi UFJ Lease & Finance Co Ltd	5,678,186
215,200	Nabtesco Corp	4,285,651
763,100	NHK Spring Co Ltd	6,421,323
364,600	Nihon Kohden Corp	11,980,276
365,000	Nippon Shokubai Co Ltd	3,564,918
935,000	Nippon Soda Co Ltd	4,112,286
570,000	Nissin Electric Co Ltd	3,069,682
749,000	Rengo Co Ltd	3,907,958
1,159,000	Sanden Corp	4,490,115
1,122,000	Sanwa Holdings Corp	4,544,804
8,134,000	Shinsei Bank Ltd	13,857,620
270,000	Sumitomo Rubber Industries	3,200,051
863,000	Tsubakimoto Chain Co	4,686,736
1,687,000	Ube Industries Ltd	3,504,287

Shares	Description	Value ($)
	Japan — continued
198,500	United Arrows Ltd	5,107,905

	Total Japan	170,857,679

	Mexico — 2.0%
702,700	Banregio Grupo Financiero SAB de CV	3,162,122
1,507,700	Corp Inmobiliaria Vesta SAB de CV	2,563,455
856,700	Credito Real SAB de CV *	1,432,089
1,457,300	Fibra Uno Administracion SA de CV (REIT)	3,814,110
1,178,000	Grupo Aeroportuario del Centro Norte SAB de CV	2,960,154

	Total Mexico	13,931,930

	Netherlands — 2.1%
166,330	AerCap Holdings NV *	2,080,788
142,994	Arcadis NV	3,321,626
159,852	CSM NV	3,161,828
143,006	Imtech NV	3,203,105
64,379	Koninklijke Ten Cate NV	1,510,938
51,350	Unit 4 Agresso NV	1,406,807

	Total Netherlands	14,685,092

	New Zealand — 0.6%
1,299,489	Sky City Entertainment Group Ltd	3,991,044

	Norway — 2.1%
111,763	Fred Olsen Energy ASA	4,931,697
833,409	ProSafe SE	7,018,967
441,368	SpareBank 1 SR Bank ASA	2,826,173

	Total Norway	14,776,837

	Philippines — 0.6%
620,960	Cebu Air Inc	956,003
205,800	GT Capital Holdings Inc	3,003,460

	Total Philippines	3,959,463

	Russia — 0.3%
202,911	Cherkizovo Group GDR (Foreign Registered) *	2,488,036

	Singapore — 1.3%
770,000	ComfortDelgro Corp Ltd	1,084,176
3,050,640	Mapletree Logistics Trust (REIT)	2,772,778
1,088,000	MobileOne Ltd	2,423,997
1,231,000	Petra Foods Ltd	2,815,136

	Total Singapore	9,096,087

	South Korea — 4.8%
238,487	CrucialTec Co Ltd *	1,991,726
23,668	Daelim Industrial Co Ltd	1,726,510

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued
331,180	DGB Financial Group Inc	4,136,380
49,036	Golfzon Co Ltd	2,902,384
504,321	Kortek Corp	5,952,484
457,200	Magnachip Semiconductor Corp *	5,760,720
14,935	Mando Corp	1,690,782
40,082	S1 Corp	2,538,580
20,224	Sindoh Co Ltd	1,166,905
93,090	Tong Yang Life Insurance Co Ltd	898,973
89,573	Youngone Holding Co Ltd	5,426,330

	Total South Korea	34,191,774

	Spain — 2.0%
6,108	Construcciones y Auxiliar de Ferrocarriles SA	2,801,378
362,785	Enagas	7,425,924
81,650	Red Electrica de Espana	3,784,067

	Total Spain	14,011,369

	Sweden — 2.4%
278,988	Elekta AB - Class B	4,034,205
271,899	Getinge AB - Class B	8,771,179
278,867	Swedish Orphan Biovitrum AB *	1,348,754
3,757,483	Trigon Agri A/S	2,824,139

	Total Sweden	16,978,277

	Switzerland — 3.5%
131,839	Aryzta AG *	6,668,990
14,267	Kaba Holding AG - Class B (Registered)	5,812,871
38,458	Sulzer AG	5,963,152
23,782	Swiss Life Holding AG (Registered) *	3,185,535
16,825	Valora Holding AG	3,226,869

	Total Switzerland	24,857,417

	Taiwan — 0.1%
718,500	Coretronic Corp	539,508

	Thailand — 0.5%
43,892,333	Quality Houses PCL (Foreign Registered)	3,259,586

	United Kingdom — 17.4%
485,037	Babcock International Group Plc	7,747,146
291,534	Berkeley Group Holdings Plc (Unit Shares) *	7,675,081
1,055,322	Centaur Media Plc	845,392
596,067	Diploma Plc	4,598,063
288,463	Domino Printing Sciences Plc	2,745,977

Shares/ Par Value		Description	Value ($)
		United Kingdom — continued
	639,637	Euromoney Institutional Investor Plc	8,029,374
	1,803,790	F&C Asset Management Plc	2,839,735
	1,080,471	Filtrona Plc	10,159,254
	723,478	Great Portland Estates Plc (REIT)	5,458,763
	871,675	Inchcape Plc	5,976,219
	1,642,860	ITE Group Plc	5,140,983
	526,769	James Fisher & Sons Plc	6,661,727
	468,825	John Wood Group Plc	5,848,674
	1,254,792	Jupiter Fund Management Plc	5,560,957
	520,345	Keller Group Plc	5,413,193
	1,997,077	Lupus Capital Plc	5,312,599
	246,205	National Express Group Plc	687,149
	759,505	Restaurant Group Plc	4,665,661
	1,545,471	RPS Group Plc	5,257,931
	2,094,382	Senior Plc	6,657,974
	187,930	Travis Perkins Plc	3,356,221
	158,914	Weir Group Plc (The)	4,811,946
	2,148,735	Wilmington Group Plc	4,943,578
	197,538	XP Power Ltd	3,045,451

		Total United Kingdom	123,439,048

		TOTAL COMMON STOCKS (COST $613,619,350)	681,713,298

		PREFERRED STOCKS — 0.9%

		Brazil — 0.2%
	321,300	Marcopolo SA 1.89%	1,888,585

		Chile — 0.5%
	1,200,000	Coca-Cola Embonor SA Class B 1.64%	3,318,432

		South Korea — 0.2%
	69,730	Daelim Industrial Co Ltd 0.80%	1,205,854

		TOTAL PREFERRED STOCKS (COST $4,978,462)	6,412,871

		SHORT-TERM INVESTMENTS — 3.4%

		Time Deposits — 3.4%
USD	7,000,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 12/03/12	7,000,000
GBP	119,533	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	191,510
EUR	72,789	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	94,666
JPY	22,822,240	Citibank (New York) Time Deposit, 0.01%, due 12/03/12	276,851
USD	6,628,582	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	6,628,582

Foreign Small Companies Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	7,000,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	7,000,000
CAD	181,797	JPMorgan Chase (New York) Time Deposit, 0.20%, due 12/03/12	183,014
NOK	2,623,437	JPMorgan Chase (New York) Time Deposit, 0.55%, due 12/03/12	463,141
SGD	45,721	JPMorgan Chase (New York) Time Deposit, 0.01%, due 12/03/12	37,458
USD	2,357,765	JPMorgan Chase (New York) Time Deposit, 0.07%, due 12/03/12	2,357,765

		Total Time Deposits	24,232,987

		TOTAL SHORT-TERM INVESTMENTS (COST $24,232,987)	24,232,987

		TOTAL INVESTMENTS — 100.3% (Cost $642,830,799)	712,359,156
		Other Assets and Liabilities (net) — (0.3%)	(1,851,308)

		TOTAL NET ASSETS — 100.0%	$710,507,848

Notes to Schedule of Investments:

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing security.
(a)	Private placement securities are restricted as to resale.

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NOK - Norwegian Krone

SGD - Singapore Dollar

USD - United States Dollar

Additional Information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2012
Karnalyte Resources Inc	12/07/10	$1,471,626	0.17%	$1,179,484

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$647,879,073	$100,162,914	$(35,682,831)	$64,480,083

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 91.3%

	Australia — 1.4%
35,316	Tox Free Solutions Ltd	104,306

	Austria — 1.9%
11,463	Conwert Immobilien Invest SE	141,545

	Brazil — 2.5%
30,000	Brazil Pharma SA	186,026

	Canada — 2.2%
5,000	Suncor Energy Inc	163,387

	Finland — 2.3%
53,189	Nokia Oyj	174,760

	France — 7.8%
12,587	ArcelorMittal	191,361
1,367	Societe BIC SA	170,919
4,506	Total SA	225,821

	Total France	588,101

	Germany — 5.7%
16,480	TAG Immobilien AG	199,340
11,037	Tom Tailor Holding AG	229,789

	Total Germany	429,129

	Italy — 11.7%
11,403	ENI SPA	270,414
10,354	Lottomatica SPA	228,412
111,881	Mediaset SPA	185,130
207,466	Telecom Italia SPA	189,016

	Total Italy	872,972

	Japan — 16.2%
6,600	Daikin Industries Ltd	208,094
44,000	Hitachi Ltd	254,995
5,800	Honda Motor Co Ltd	193,322
14,400	Keihin Corp	192,832
36,400	Mitsubishi UFJ Financial Group Inc	167,418
19,900	Nissan Motor Co Ltd	193,955

	Total Japan	1,210,616

	Mexico — 2.4%
40,200	Banregio Grupo Financiero SAB de CV	180,898

	Norway — 2.8%
25,043	ProSafe SE	210,912

	Russia — 2.3%
3,600	Sberbank of Russia GDR * (a)	42,228
11,245	Sberbank Sponsored ADR	133,307

	Total Russia	175,535

Shares/ Par Value		Description	Value ($)
		Spain — 2.2%
	7,040	Amadeus IT Holding SA Class A	164,459

		Switzerland — 2.7%
	507	Syngenta AG (Registered)	202,981

		United Kingdom — 4.3%
	51,071	Lupus Capital Plc	135,858
	3,792	Rio Tinto Plc	188,298

		Total United Kingdom	324,156

		United States — 22.9%
	9,100	Cisco Systems, Inc.	172,081
	6,000	Comcast Corp.- Class A	223,080
	13,200	Dana Holding Corp.	187,176
	11,700	EPL Oil & Gas, Inc. *	245,583
	5,900	Lazard Ltd.- Class A	173,755
	11,200	Pfizer, Inc.	280,224
	1,900	Rock- Tenn Co.- Class A	123,576
	7,100	RTI International Metals, Inc *	176,080
	2,100	Target Corp.	132,573

		Total United States	1,714,128

		TOTAL COMMON STOCKS (COST $6,282,935)	6,843,911

		SHORT-TERM INVESTMENTS — 8.5%

		Time Deposits — 8.5%
USD	50,000	Australia and New Zealand Banking Group Ltd (ANZ) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Bank of America (Charlotte) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Bank of Montreal Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Barclays (London) Time Deposit, 0.07%, due 12/03/12	50,000
AUD	14	Brown Brothers Harriman (Grand Cayman) Time Deposit, 2.40%, due 12/03/12	14
JPY	647,472	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	7,856
USD	50,000	CIBC (Toronto) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	50,000
USD	25,206	Credit Suisse AG (Zurich) Time Deposit, 0.07%, due 12/03/12	25,206
USD	50,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 12/03/12	50,000

Global Focused Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
USD	50,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 12/03/12	50,000
USD	50,000	Skandinaviska Enskilda Banken AB (Stockholm) Time Deposit, 0.07%, due 12/03/12	50,000

		Total Time Deposits	633,076

		TOTAL SHORT-TERM INVESTMENTS (COST $633,076)	633,076

		TOTAL INVESTMENTS — 99.8% (Cost $6,916,011)	7,476,987
		Other Assets and Liabilities (net) — 0.2%	18,447

		TOTAL NET ASSETS — 100.0%	$7,495,434

Notes to Schedule of Investments:

ADR - American Depositary Receipt

GDR - Global Depository Receipt

*	Non-income producing security.
(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

Currency Abbreviations:

AUD - Australian Dollar

JPY - Japanese Yen

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,915,355	$712,220	$(150,588)	$561,632

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. In the case of non-emerging market debt instruments with a remaining maturity of sixty days or less, the instrument, may be valued at amortized cost, which approximates market value, if the issuer is deemed to present minimal credit risk. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“the Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a security is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or using fair value inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service
Foreign Fund	—	92.5%
Foreign Small Companies Fund	—	87.7%
Global Focused Equity Fund	0.6%	60.8%

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2, and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). Required disclosures are expanded under the new guidance, particularly for fair value measurements that are categorized within Level 3 of the fair value hierarchy. At November 30, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; and certain derivatives using third party valuation services.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Foreign Fund

Description	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$53,882,404	$—	$53,882,404
Brazil	2,006,026	—	—	2,006,026
Chile	2,972,336	—	—	2,972,336
Colombia	2,388,585	—	—	2,388,585
Denmark	—	2,436,488	—	2,436,488
Finland	—	18,625,875	—	18,625,875
France	—	64,718,815	—	64,718,815
Germany	—	49,675,904	—	49,675,904
Hong Kong	—	13,666,728	—	13,666,728
Ireland	—	4,911,066	—	4,911,066
Israel	—	1,853,907	—	1,853,907
Italy	—	38,008,557	—	38,008,557
Japan	—	206,274,813	—	206,274,813
Mexico	15,489,871	—	—	15,489,871
Netherlands	—	23,763,451	—	23,763,451
Norway	—	17,487,571	—	17,487,571
Philippines	—	2,807,186	—	2,807,186
Russia	5,157,750	17,220,252	—	22,378,002
South Korea	—	13,900,539	—	13,900,539
Spain	—	17,670,934	—	17,670,934
Sweden	—	8,255,726	—	8,255,726
Switzerland	—	49,854,830	—	49,854,830
Taiwan	—	6,464,887	—	6,464,887
Thailand	—	8,030,409	—	8,030,409
United Kingdom	—	202,999,071	45,273	203,044,344

TOTAL COMMON STOCKS	28,014,568	822,509,413	45,273	850,569,254

Preferred Stocks
Brazil	3,867,390	—	—	3,867,390
Germany	—	7,094,862	—	7,094,862

TOTAL PREFERRED STOCKS	3,867,390	7,094,862	—	10,962,252

SHORT-TERM INVESTMENTS	31,477,456	—	—	31,477,456

Total Investments	63,359,414	829,604,275	45,273	893,008,962

Total	$63,359,414	$829,604,275	$45,273	$893,008,962

Foreign Small Companies Fund

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$33,577,149	$—	$33,577,149
Austria	—	5,154,379	—	5,154,379
Belgium	—	14,020,290	—	14,020,290
Brazil	17,117,063	—	—	17,117,063
Canada	28,782,076	—	—	28,782,076
Czech Republic	—	1,423,549	—	1,423,549
Denmark	—	6,388,427	—	6,388,427
Finland	—	8,621,259	—	8,621,259
France	—	41,256,236	—	41,256,236
Germany	—	29,853,616	—	29,853,616
Hong Kong	—	7,997,263	—	7,997,263
India	—	1,894,275	—	1,894,275
Ireland	—	7,320,312	—	7,320,312
Italy	—	27,244,257	—	27,244,257
Japan	—	170,857,679	—	170,857,679
Mexico	13,931,930	—	—	13,931,930
Netherlands	—	14,685,092	—	14,685,092
New Zealand	—	3,991,044	—	3,991,044
Norway	—	14,776,837	—	14,776,837
Philippines	—	3,959,463	—	3,959,463
Russia	—	2,488,036	—	2,488,036
Singapore	—	9,096,087	—	9,096,087
South Korea	—	34,191,774	—	34,191,774
Spain	—	14,011,369	—	14,011,369
Sweden	—	16,978,277	—	16,978,277
Switzerland	—	24,857,417	—	24,857,417
Taiwan	—	539,508	—	539,508
Thailand	—	3,259,586	—	3,259,586
United Kingdom	—	123,439,048	—	123,439,048

TOTAL COMMON STOCKS	59,831,069	621,882,229	—	681,713,298

Preferred Stocks
Brazil	1,888,585	—	—	1,888,585
Chile	3,318,432	—	—	3,318,432
South Korea	—	1,205,854	—	1,205,854

TOTAL PREFERRED STOCKS	5,207,017	1,205,854	—	6,412,871

Short-Term Investments	24,232,987	—	—	24,232,987

Total Investments	89,271,073	623,088,083	—	712,359,156

Total	$89,271,073	$623,088,083	$—	$712,359,156

Global Focused Equity Fund

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Common Stocks
Australia	$—	$104,306	$—	$104,306
Austria	—	141,545	—	141,545
Brazil	186,026	—	—	186,026
Canada	163,387	—	—	163,387
Finland	—	174,760	—	174,760
France	—	588,101	—	588,101
Germany	—	429,129	—	429,129
Italy	—	872,972	—	872,972
Japan	—	1,210,616	—	1,210,616
Mexico	180,898	—	—	180,898
Norway	—	210,912	—	210,912
Russia	—	133,307	42,228	175,535
Spain	—	164,459	—	164,459
Switzerland	—	202,981	—	202,981
United Kingdom	—	324,156	—	324,156
United States	1,714,128	—	—	1,714,128

TOTAL COMMON STOCKS	2,244,439	4,557,244	42,228	6,843,911

Short-Term Investments	633,076	—	—	633,076

Total Investments	2,877,515	4,557,244	42,228	7,476,987

Total	$2,877,515	$4,557,244	$42,228	$7,476,987

The underlying funds held at period end are classified above as Level 1, if any. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 *	Transfer out of Level 3 *		Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Foreign Fund
Common Stock
United Kingdom	$—	$40,758	$—	$—	$—	$4,515	$—	$—		$45,273	$4,515

Total	$—	$40,758	$—	$—	$—	$4,515	$—	$—		$45,273	$4,515

Foreign Small Companies Fund
Common Stock
Thailand	$2,088,385	$2,011,229	$(1,500,280)	$—	$(262,831)	$923,083	$—	$(3,259,586	) **	$—	$—

Total	$2,088,385	$2,011,229	$(1,500,280)	$—	$(262,831)	$923,083	$—	$(3,259,586)		$—	$—

Global Focused Equity Fund
Common Stock
Russia	$—	$43,842	$—	$—	$—	$(1,614)	$—	$—		$42,228	$(1,614)

Total	$—	$43,842	$—	$—	$—	$(1,614)	$—	$—		$42,228	$(1,614)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities
Foreign Fund	0.0%^
Foreign Small Companies Fund	—
Global Focused Equity Fund	0.6%

^	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times:

	Foreign Fund	Foreign Small Companies Fund	Global Focused Equity Fund
Market Risk – Equity Securities Risk	•	•	•
Liquidity Risk	•	•	•
Smaller Company Risk	•	•	•
Derivatives Risk	•	•	•
Non-U.S. Investment Risk	•	•	•
Currency Risk	•	•	•
Focused Investment Risk	•	•	•
Leveraging Risk	•	•	•
Counterparty Risk	•	•	•
Market Disruption and Geopolitical Risk	•	•	•
Large Shareholder Risk	•	•	•
Management and Operational Risk	•	•	•
Non-Diversified Funds	•		•

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally.

Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Funds invest a substantial portion of their assets in equities and, generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act.

•	Foreign Fund
•	Global Focused Equity Fund

Temporary Defensive Positions.

The Funds normally do not take temporary defensive positions.

To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives, to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e. they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Foreign Fund	Foreign Small Companies Fund
Forward currency contracts
To manage against anticipated currency exchange rate changes	X	X
Rights and/or warrants
Received as a result of corporate actions	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Funds to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments. Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation charges through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts and rights and/or warrants) outstanding at each month-end, if any was as follows for the period ended November 30, 2012.

Fund Name	Forward Currency Contracts ($)	Rights and/or Warrants ($)
Foreign Fund	43,114,155	14,892
Foreign Small Companies Fund	25,375,490	34,451

Subsequent Events

Subsequent to November 30, 2012, GMO Foreign Fund received redemption requests in the amount of $336,831,602.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.5%

	Brazil — 6.6%
203,500	Banco do Brasil SA	2,086,618
12,100	Banco Santander Brasil SA	82,109
82,900	Banco Santander Brasil SA ADR	554,601
57,500	BM&FBOVESPA SA	345,517
19,600	BR Malls Participacoes SA	251,788
9,300	BR Properties SA	109,678
20,700	Brasil Brokers Participacoes SA	62,290
18,970	Centrais Eletricas Brasileiras SA Sponsored ADR	69,430
4,509	Cia de Saneamento Basico do Estado de Sao Paulo	182,529
700	Cia de Saneamento Basico do Estado de Sao Paulo ADR	56,959
42,060	Cielo SA	1,095,394
3,400	Companhia de Bebidas das Americas	123,633
6,000	Companhia de Saneamento de Minas Gerais-Copasa MG *	126,357
4,000	Cosan SA Industria e Comercio	73,549
47,900	Cyrela Brazil Realty SA	399,466
26,700	Duratex SA	184,306
36,000	Electrobras (Centro)	128,884
4,200	Embraer SA ADR	104,706
5,300	Fleury SA	57,048
64,500	Gerdau SA	447,045
7,000	Localiza Rent a Car SA	116,459
2,500	Lojas Renner SA	91,433
72,500	MRV Engenharia e Participacoes SA	383,740
8,900	Multiplan Empreendimentos Imobiliarios SA	245,741
26,400	Multiplus SA	611,569
13,700	OdontoPrev SA	69,244
30,030	Petroleo Brasileiro SA (Petrobras) ADR	539,639
14,300	Qualicorp SA *	138,864
9,500	Ultrapar Participacoes SA	195,620
9,900	Ultrapar Participacoes SA Sponsored ADR	203,544
15,900	Vale SA	279,783
90,900	Vale SA Sponsored ADR	1,584,387

	Total Brazil	11,001,930

	Chile — 0.3%
926	Cia Cervecerias Unidas SA	13,420
900	Compania Cervecerias Unidas ADR	66,060
15,077	Empresa National de Telecomunicaciones SA	310,349
9,764	Empresas COPEC SA	135,005

	Total Chile	524,834

	China — 16.2%
68,000	Agile Property Holdings Ltd	91,568
329,000	Agricultural Bank of China Ltd-Class H	144,693
172,000	Air China Ltd-Class H	115,138
13,500	Anhui Conch Cement Co Ltd-Class H	44,917

Shares	Description	Value ($)
	China — (continued)
5,300	Baidu Inc Sponsored ADR *	510,443
2,499,000	Bank of China Ltd-Class H	1,054,024
473,100	Bank of Communications Co Ltd-Class H	344,607
139,000	BBMG Corp-Class H	118,316
19,000	Beijing Enterprises Holdings Ltd	122,444
441,000	China CITIC Bank Corp-Class H	226,303
295,900	China Coal Energy Co Ltd-Class H	298,023
593,160	China Communication Services Corp Ltd-Class H	335,971
1,079,840	China Communications Construction Co Ltd-Class H	983,064
1,354,000	China Construction Bank-Class H	1,037,477
700	China Life Insurance Co Ltd ADR	30,898
330,000	China Life Insurance Co Ltd-Class H	967,092
35,000	China Merchants Bank Co Ltd-Class H	66,870
14,000	China Merchants Holdings International Co Ltd	42,424
144,000	China Minsheng Banking Corp Ltd	141,511
501,964	China Mobile Ltd	5,717,524
8,582	China Mobile Ltd Sponsored ADR	488,488
206,000	China National Building Material Co Ltd-Class H	268,341
30,000	China Oilfield Services Ltd-Class H	59,740
190,000	China Overseas Land & Investment Ltd	563,646
84,400	China Pacific Insurance Group Co Ltd	276,470
1,243,083	China Petroleum & Chemical Corp-Class H	1,315,025
50,000	China Resources Land Ltd	134,135
64,000	China Shenhua Energy Co Ltd-Class H	262,052
300	China Telecom Corp Ltd ADR	16,299
2,205,900	China Telecom Corp Ltd-Class H	1,199,723
34,000	China Unicom Hong Kong Ltd	52,905
1,900	China Unicom Hong Kong Ltd ADR	29,507
135,000	China Yurun Food Group Ltd *	84,126
335,200	Citic Pacific Ltd	425,952
679,000	CNOOC Ltd	1,443,131
1,649	CNOOC Ltd ADR	351,501
170,991	Cosco Pacific Ltd	240,105
109,000	Dongfeng Motor Group Co Ltd-Class H	153,133
412,000	Evergrande Real Estate Group Ltd	205,617
77,000	Great Wall Motor Co Ltd-Class H	253,789
101,200	Guangzhou R&F Properties Co Ltd-Class H	172,562
318,000	Hopson Development Holdings Ltd *	493,828
2,616,000	Industrial and Commercial Bank of China Ltd-Class H	1,764,419
16,100	Inner Mongolia Yitai Coal Co-Class B	89,406
53,000	Jiangxi Copper Co Ltd-Class H	135,789
176,000	Kunlun Energy Company Ltd	358,233
50,000	Lenovo Group Ltd	47,083
23,500	Longfor Properties	45,161
5,800	Netease.Com Inc ADR *	254,388
1,100	PetroChina Co Ltd ADR	146,465
420,653	PetroChina Co Ltd-Class H	559,073
310,600	PICC Property & Casualty Co Ltd-Class H	400,234

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	China — (continued)
67,500	Ping An Insurance (Group) Co of China Ltd-Class H	509,304
82,000	Shanghai Industrial Holdings Ltd	268,725
139,500	Shimao Property Holdings Ltd	282,450
120,251	Sino-Ocean Land Holdings Ltd	89,954
108,500	Sun Art Retail Group Ltd	166,314
5,500	Tencent Holdings Ltd	178,995
719,000	Yangzijiang Shipbuilding Holdings Ltd	549,827
700	Yanzhou Coal Mining Co Ltd Sponsored ADR	10,759
180,000	Yanzhou Coal Mining Co Ltd-Class H	276,130
272,000	Zijin Mining Group Co Ltd-Class H	109,602

	Total China	27,125,693

	Czech Republic — 1.7%
45,790	CEZ AS	1,520,894
4,333	Komercni Banka AS	864,912
3,575	Pegas Nonwovens SA	85,677
356	Philip Morris CR AS	196,391
9,815	Telefonica 02 Czech Republic AS	174,946

	Total Czech Republic	2,842,820

	Egypt — 1.5%
14,835	Alexandria Mineral Oils Co	170,238
96,593	Commercial International Bank	507,818
65,547	Egyptian Kuwaiti Holding Co SAE	68,293
36,806	ElSwedy Electric Co	128,549
8,570	Orascom Construction Industries *	307,021
41,131	Orascom Telecom Holding SAE *	23,044
180,125	Orascom Telecom Holding SAE GDR (Registered Shares) *	517,230
817,245	Orascom Telecom Media and Technology Holding SAE	68,242
99,418	Orascom Telecom Media and Technology Holding SAE GDR	43,545
19,791	Oriental Weavers Co	70,389
40,877	Sidi Kerir Petrochemicals Co	82,000
131,908	South Valley Cement *	85,138
261,591	Talaat Moustafa Group *	168,104
155,782	Telecom Egypt	319,190

	Total Egypt	2,558,801

	Hungary — 0.2%
451	Egis Gyogyszergyar Nyrt	35,061
64,312	Magyar Telekom Nyrt	116,903
990	MOL Hungarian Oil and Gas PLC	84,017
6,770	OTP Bank Nyrt	127,602

	Total Hungary	363,583

	India — 7.2%
26,696	Adani Enterprises Ltd	118,594
26,300	Ambuja Cements Ltd	100,770
38,364	Aurobindo Pharma Ltd	132,435

Shares	Description	Value ($)
	India — (continued)
17,957	Bank of Baroda	251,791
19,609	Bank of India	101,270
75,621	Bharat Heavy Electricals Ltd	325,216
4,280	Cadila Healthcare Ltd	65,871
83,786	Cairn India Ltd	507,974
31,407	Canara Bank Ltd	269,415
29,929	Cipla Ltd	228,162
11,822	Coal India Ltd	79,671
2,497	Colgate-Palmolive India Ltd	66,229
11,661	Dewan Housing Finance Corp Ltd	43,070
45,494	GAIL India Ltd	294,248
941	Glaxo SmithKline Consumer Healthcare Ltd	63,774
4,623	Grasim Industries Ltd (a)	299,996
22,019	HCL Technologies Ltd	262,318
4,635	HDFC Bank Ltd	59,788
6,600	HDFC Bank Ltd ADR	277,992
1,262	Hero Honda Motors Ltd	42,475
154,181	Hindalco Industries Ltd	329,578
8,663	Hindustan Petroleum Corp Ltd	45,580
13,652	ICICI Bank Ltd	274,195
2,500	ICICI Bank Ltd Sponsored ADR	102,475
16,855	Indian Oil Corp Ltd	82,030
7,052	Infosys Technologies Ltd	315,390
9,760	Infosys Technologies Ltd Sponsored ADR	433,832
14,745	Infrastructure Development Finance Co Ltd	46,816
57,371	Jaiprakash Associates Ltd	101,629
1,152	JSW Steel Ltd	15,715
17,277	Kotak Mahindra Bank Ltd	212,454
298,231	Lanco Infratech Ltd *	76,289
10,756	Larsen & Toubro Ltd	328,831
32,011	LIC Housing Finance Ltd	156,489
6,389	Lupin Ltd	69,397
9,170	Mahindra & Mahindra Ltd	160,031
3,699	Maruti Suzuki India Ltd	99,981
25,799	Mphasis Ltd	183,732
51,544	NTPC Ltd	153,533
118,645	Oil & Natural Gas Corp Ltd	577,768
20,086	Power Finance Corp	71,240
69,811	Power Grid Corp of India Ltd	151,841
18,017	Punjab National Bank Ltd (a)	268,127
3,086	Reliance Industries Ltd	44,958
80,718	Rural Electrification Corp Ltd	341,867
120,640	Sesa Goa Ltd	403,733
96,380	Shree Renuka Sugars Ltd *	55,250
53	Shriram Transport Finance Co Ltd	653
5,153	State Bank of India	205,602
101,750	Steel Authority of India Ltd	151,251
144,805	Sterlite Industries India Ltd	287,142
3,100	Sterlite Industries India Ltd ADR	24,459
20,655	Sun TV Network Ltd	154,398
26,156	Tata Consultancy Services Ltd	634,143
72,695	Tata Motors Ltd	366,574

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	India — (continued)
5,800	Tata Motors Ltd Sponsored ADR	145,406
48,967	Tata Motors Ltd-Class A	146,627
70,891	Tata Power Co Ltd	140,835
21,089	Tata Steel Ltd	149,785
5,915	Ultratech Cement Ltd	219,580
36,096	Union Bank of India	160,831
7,905	United Spirits Ltd	289,885
23,862	Wipro Ltd	171,991
7,900	Wipro Ltd ADR	69,125

	Total India	12,012,107

	Indonesia — 5.4%
4,420,500	Astra International Tbk PT	3,336,278
44,000	Bank Central Asia Tbk PT	40,333
212,316	Bank Danamon Indonesia Tbk PT	119,513
1,197,172	Bank Mandiri Tbk PT	1,028,553
1,034,500	Bank Rakyat Indonesia Persero Tbk PT	759,204
233,500	Global Mediacom Tbk PT	58,381
242,000	Indofood Sukses Makmur Tbk PT	147,557
114,000	Indosat Tbk PT	65,880
289,500	International Nickel Indonesia Tbk PT	62,553
659,750	Kalbe Farma Tbk PT	70,815
997,500	Media Nusantara Citra Tbk PT	277,506
1,925,500	Perusahaan Gas Negara PT	907,810
334,000	Semen Gresik Persero Tbk PT	514,747
50,000	Tambang Batubara Bukit Asam Tbk PT	72,849
971,500	Telekomunikasi Indonesia Tbk PT	916,155
15,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	578,208
69,875	United Tractors Tbk PT	123,955

	Total Indonesia	9,080,297

	Malaysia — 0.6%
151,180	AMMB Holdings Berhad	317,161
91,700	Genting Malaysia Berhad	103,109
60,570	Hong Leong Bank Berhad	292,141
99,034	Landmarks Berhad *	32,419
68,200	Petronas Chemicals Group Berhad	133,460
17,000	Public Bank Berhad	86,800
44,600	Sime Darby Berhad	131,533

	Total Malaysia	1,096,623

	Mexico — 2.5%
232,800	America Movil SAB de CV-Class L	274,857
99,840	America Movil SAB de CV-Class L ADR	2,355,226
97,700	Corporaction GEO SAB de CV-Series B *	113,462
12,600	Fomento Economico Mexicano SA de CV	123,151
2,100	Fomento Economico Mexicano Sponsored ADR	205,968
39,400	Grupo Financiero Banorte SAB de CV-Class O	224,852
38,500	Grupo Televisa SAB Series CPO	182,208
10,100	Grupo Televisa SAB Sponsored ADR	239,067

Shares	Description	Value ($)
	Mexico — (continued)
56,100	Kimberly-Clark de Mexico SAB de CV-Series A	137,068
131,700	Wal-Mart de Mexico SAB de CV-Class V	413,324

	Total Mexico	4,269,183

	Morocco — 0.2%
25,306	Maroc Telecom	331,811

	Philippines — 2.5%
446,200	Alliance Global Group Inc	177,894
42,310	Bank of the Philippine Islands	92,436
336,520	BDO Unibank Inc *	588,913
219,900	First Gen Corp *	123,687
7,595	Globe Telecom Inc	209,821
9,480	GT Capital Holdings Inc	138,352
2,118,500	Lopez Holding Corp	324,806
225,277	Metropolitan Bank & Trust Co	550,511
16,260	Philippine Long Distance Telephone Co	1,028,035
8,672	Philippine Long Distance Telephone Co Sponsored ADR	539,572
131,700	Puregold Price Club Inc	103,605
26,600	San Miguel Corp	70,945
69,800	Universal Robina Corp	131,755
315,000	Vista Land & Lifescapes Inc	38,558

	Total Philippines	4,118,890

	Poland — 3.0%
4,932	Asseco Poland SA	68,045
1,447	Bank Handlowy W Warszawie SA	45,034
2,506	Bank Pekao SA	125,517
624	BRE Bank *	62,627
3,315	Jastrzebska Spolka Weglowa SA	92,019
61,791	KGHM Polska Miedz SA	3,506,171
25,581	Powszechna Kasa Oszczednosci Bank Polski SA	282,669
3,118	Powszechny Zaklad Ubezpieczen SA	390,894
117,046	Tauron Polska Energia SA	160,834
64,478	Telekomunikacja Polska SA	241,868

	Total Poland	4,975,678

	Russia — 11.8%
10,758	Cherepovets MK Severstal GDR (Registered Shares)	122,447
5,301	Eurasia Drilling Co Ltd GDR	172,915
6,614	Gazprom Neft JSC Sponsored ADR	151,691
51,500	Gazprom Neft-Class S *	234,451
554,274	Gazprom OAO Sponsored ADR	4,934,004
46,022	KamAZ *	52,924
64,890	Lukoil OAO Sponsored ADR	4,089,314
2,524	Magnit OJSC	367,001
45,090	Mechel Sponsored ADR	275,049
38,793	MMC Norilsk Nickel JSC ADR	615,389
15,100	Mobile Telesystems OJSC	113,190
6,400	NovaTek OAO	68,727

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Russia — (continued)
6,630	Novolipetsk Steel GDR (Registered Shares)	131,702
169,454	Rosneft OJSC GDR (Registered Shares)	1,324,202
62,342	Rostelecom	219,693
284,208	Sberbank Sponsored ADR	3,369,216
130,227	Sistema JSFC	104,009
396	Sistema JSFC Sponsored GDR (Registered Shares)	7,510
146,719	Surgutneftegas Sponsored ADR	1,238,170
35,641	Tatneft Sponsored ADR	1,413,058
7,686	Uralkali Sponsored GDR (Registered Shares)	285,143
6,400	VimpelCom Ltd Sponsored ADR	67,712
148,926	VTB Bank OJSC GDR (Registered Shares)	497,043

	Total Russia	19,854,560

	South Africa — 3.5%
15,237	Absa Group Ltd	243,272
31,048	African Bank Investments Ltd	110,741
2,417	African Rainbow Minerals Ltd	48,435
12,393	Aspen Pharmacare Holdings Ltd	218,034
20,464	Aveng Ltd	61,890
10,506	Exxaro Resources Ltd	182,486
107,046	FirstRand Ltd	349,485
89,144	Growthpoint Properties Ltd	245,967
11,600	Imperial Holdings Ltd	245,875
6,914	JSE Ltd	55,546
1,418	Kumba Iron Ore Ltd	86,563
4,193	Mr Price Group Ltd	62,679
47,766	MTN Group Ltd	879,613
5,010	Naspers Ltd-N Shares	309,314
3,169	Nedbank Group Ltd	63,975
21,233	Netcare Ltd	42,246
18,512	Remgro Ltd	311,454
97,616	RMB Holdings Ltd	430,036
10,026	Sasol Ltd	422,522
1,300	Sasol Ltd Sponsored ADR	55,055
10,337	Shoprite Holdings Ltd	222,678
225,408	Steinhoff International Holdings Ltd *	694,086
74,878	Telkom South Africa Ltd *	130,516
3,354	Tiger Brands Ltd	112,887
5,143	Vodacom Group Ltd	68,826
4,857	Wilson Bayly Holmes-Ovcon Ltd	78,162
26,958	Woolworths Holdings Ltd	214,797

	Total South Africa	5,947,140

	South Korea — 9.9%
5,555	Celltrion Inc	133,368
1,784	Cheil Industries Inc	157,760
10,900	Daewoo Securities Co Ltd	107,744
11,652	DGB Financial Group Inc	145,531
6,418	GS Holdings Corp	423,359
22,902	Hana Financial Group Inc	712,343
14,537	Hanwha Corp	427,973

Shares	Description	Value ($)
	South Korea — (continued)
1,350	Hyosung Corp	84,738
1,328	Hyundai Heavy Industries Co Ltd	259,367
1,387	Hyundai Mobis	366,170
2,484	Hyundai Motor Co	517,605
5,105	Hyundai Steel Co	379,137
928	Hyundai Wia Corp	156,154
49,915	Industrial Bank of Korea	530,608
8,987	INTOPS Co Ltd	229,628
27,880	KB Financial Group Inc	919,313
1,900	KB Financial Group Inc ADR	62,453
11,818	Kia Motors Corp	675,308
96,550	Korea Exchange Bank *	650,673
550	Korea Zinc Co Ltd	221,696
17,780	KT Corp	616,577
28,000	KT Corp Sponsored ADR	481,880
1,816	KT&G Corp	143,583
987	LG Chem Ltd	284,711
20,828	LG Uplus Corp	143,694
770	OCI Company Ltd	107,412
5,103	POSCO	1,523,681
777	POSCO ADR	57,801
47,580	Samho International Co Ltd *	68,046
778	Samsung Fire & Marine Insurance Co Ltd	157,158
4,520	Samsung Heavy Industries Co Ltd	152,468
2,734	Samsung Life Insurance Co Ltd	234,818
2,018	Samsung Techwin Co Ltd	108,239
1,113	Samsung Electronics Co Ltd	1,446,758
18,447	Shinhan Financial Group Co Ltd	591,425
8,346	SK Innovation Co Ltd	1,278,796
983	SK Telecom Co Ltd	136,114
66,239	SK Telecom Co Ltd ADR	1,011,470
1,215	SK Holdings Co Ltd	201,651
81,136	Woori Finance Holdings Co Ltd	762,190

	Total South Korea	16,669,400

	Sri Lanka — 0.1%
133,921	Hatton National Bank Plc	147,337

	Taiwan — 6.0%
113,599	Asia Cement Corp	146,122
46,871	Asustek Computer Inc	517,458
542,000	AU Optronics Corp *	229,071
2,400	AU Optronics Corp Sponsored ADR *	9,888
28,000	Cheng Shin Rubber Industry Co Ltd	71,374
155,928	Chinatrust Financial Holding Co Ltd	90,444
182,884	Chunghwa Telecom Co Ltd	591,461
1,169,577	Compal Electronics Inc	791,834
133,000	Delta Electronics Inc	476,635
131,760	Far Eastern Textile Co Ltd	156,762
342,314	Far Eastone Telecommunications Co Ltd	857,472
139,000	First Financial Holding Co Ltd	84,958
157,000	Fubon Financial Holding Co Ltd	178,401

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Taiwan — (continued)
140,600	Hon Hai Precision Industry Co Ltd	451,455
13,000	Hotai Motor Company Ltd	96,336
6,000	HTC Corp	54,952
478,409	Innolux Display Corp *	214,319
238,669	Lite-On Technology Corp	326,345
20,000	MediaTek Inc	227,698
132,720	Mega Financial Holding Co Ltd	103,967
5,000	Mstar Semiconductor Inc	42,885
17,793	Novatek Microelectronics Corp Ltd	71,662
47,000	Pou Chen Corp	48,552
128,100	Powertech Technology Inc	189,994
830,200	ProMOS Technologies Inc (a) *	—
306,715	Quanta Computer Inc	771,591
292,000	Sinopac Holdings Co	122,660
774,898	Taishin Financial Holding Co Ltd	294,896
270,928	Taiwan Mobile Co Ltd	974,862
214,660	Taiwan Semiconductor Manufacturing Co Ltd	729,385
11,000	TPK Holding Co Ltd	175,776
429,000	United Microelectronics Corp	165,745
20,400	United Microelectronics Corp Sponsored ADR	38,964
697,664	Wistron Corp	766,151

	Total Taiwan	10,070,075

	Thailand — 5.0%
152,190	Advanced Info Service Pcl (Foreign Registered)	1,090,926
78,600	Airports of Thailand Pcl (Foreign Registered)	240,636
453,488	Asian Property Development Pcl (Foreign Registered)	130,729
13,000	Bangkok Bank Pcl (Foreign Registered) (a)	81,730
12,450	Bangkok Bank Pcl NVDR	74,217
192,700	Bangkok Dusit Medical Service Pcl (Foreign Registered)	703,290
421,900	Bank of Ayudhya Pcl (Foreign Registered) (a)	449,920
41,200	Bank of Ayudhya Pcl NVDR	41,589
36,700	Banpu Pcl (Foreign Registered)	471,943
1,350	Banpu Pcl NVDR	17,360
82,300	BEC World Pcl (Foreign Registered)	156,277
352,400	Charoen Pokphand Foods Pcl (Foreign Registered)	375,918
47,900	CP ALL Pcl (Foreign Registered)	61,619
104,300	Electricity Generating Pcl (Foreign Registered)	427,988
956,500	Hemaraj Land and Development Pcl (Foreign Registered) (a)	99,088
285,720	Home Product Center Pcl (Foreign Registered)	106,505
360,500	Jasmine International Pcl	59,907
47,110	Kasikornbank Pcl (Foreign Registered) (a)	286,988
76,100	Kasikornbank Pcl NVDR	463,590
428,525	Krung Thai Bank Pcl (Foreign Registered)	256,857
11,800	PTT Exploration & Production Pcl (Foreign Registered)	61,112
129,622	PTT Pcl (Foreign Registered)	1,350,992
36,100	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	63,519

Shares	Description	Value ($)
	Thailand — (continued)
37,200	Ratchaburi Electricity Generating Holding Pcl NVDR	65,484
19,900	Robinson Department Store Pcl (Foreign Registered)	39,226
62,100	Shin Corp Pcl (Foreign Registered)	130,521
5,739	Siam Cement Pcl (Foreign Registered) (a)	75,899
19,500	Siam Cement Pcl NVDR	250,904
9,300	Siam Makro Pcl (Foreign Registered)	146,550
99,500	Thai Oil Pcl (Foreign Registered)	213,834
5,100	Thai Oil Pcl NVDR	10,960
210,300	Thai Tap Water Supply Pcl (Foreign Registered)	55,535
44,050	Total Access Communication Pcl (Foreign Registered) (a)	126,210
61,100	Total Access Communication Pcl NVDR	174,552

	Total Thailand	8,362,375

	Turkey — 4.2%
5,546	Anadolu Efes Biracilik ve Malt Sanayii AS	80,599
126,424	Arcelik AS	767,332
2,444	BIM Birlesik Magazalar AS	111,078
5,423	Bizim Toptan Satis Magazalari AS	78,890
45,482	Dogus Otomotiv Servis ve Ticaret AS	185,873
59,087	Enka Insaat ve Sanayi AS	157,371
421,586	Eregli Demir ve Celik Fabrikalari TAS	530,549
24,288	Haci Omer Sabanci Holding AS	125,366
167,149	Koc Holding AS	765,282
5,236	Koza Altin Isletmeleri AS	130,574
20,301	Tupras-Turkiye Petrol Rafineriler AS	541,727
88,484	Turk Telekomunikasyon AS	330,829
2,690	Turk Traktor ve Ziraat Makineleri AS	67,288
87,128	Turkcell Iletisim Hizmet AS *	526,521
900	Turkcell Iletisim Hizmetleri AS ADR *	13,635
169,535	Turkiye Garanti Bankasi	804,486
210,539	Turkiye IS Bankasi-Class C	678,675
115,053	Turkiye Sise ve Cam Fabrikalari AS	169,346
151,773	Turkiye Vakiflar Bankasi TAO-Class D	367,791
32,783	Turkiye Halk Bankasi AS	317,499
96,698	Yapi ve Kredi Bankasi AS *	254,871

	Total Turkey	7,005,582

	United Kingdom — 0.5%
3,714	British American Tobacco Plc	195,100
500	British American Tobacco Plc Sponsored ADR	52,715
4,697	Globaltrans Investment Plc Sponsored GDR	72,057
14,773	Unilever Plc	566,843

	Total United Kingdom	886,715

	United States — 0.6%
4,800	Colgate–Palmolive Co.	520,800
1,000	Mead Johnson Nutrition Co.	68,190

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — (continued)
5,100	Yum! Brands, Inc.	342,108

	Total United States	931,098

	TOTAL COMMON STOCKS (COST $151,247,017)	150,176,532

	PREFERRED STOCKS — 8.7%

	Brazil — 6.1%
64,349	Banco Bradesco SA 0.60%	1,068,769
8,000	Banco Bradesco SA ADR 0.63%	134,720
21,300	Banco do Estado do Rio Grande do Sul SA - Class B 2.23%	151,118
47,400	Bradespar SA 5.02%	632,207
2,900	Braskem SA Sponsored ADR 4.63%	37,758
1,000	Centrais Eletricas Brasileiras SA ADR 17.61%	4,760
42,000	Centrais Eletricas Brasileiras SA-Class B 17.87%	189,676
1,200	Companhia de Bebidas das Americas 1.57%	49,700
8,200	Companhia de Bebidas das Americas ADR 1.68%	341,202
10,600	Eletropaulo Metropolitana SA 49.99%	67,416
81,600	Gerdau SA Sponsored ADR 2.13%	692,784
7,600	Itau Unibanco Holding SA 0.55%	114,313
99,610	Itau Unibanco Holding SA ADR 0.58%	1,509,091
151,137	Itausa-Investimentos Itau SA 0.62%	681,135
67,400	Klabin SA 2.19%	379,772
58,700	Metalurgica Gerdau SA 0.87%	616,724
55,990	Petroleo Brasileiro SA Sponsored ADR 0.67%	982,624
2,500	Telefonica Brasil SA 4.56%	54,287
9,560	Telefonica Brasil SA ADR 4.81%	209,746
7,500	Vale SA 1.83%	128,814
126,030	Vale SA Sponsored ADR 1.93%	2,153,853

	Total Brazil	10,200,469

	Chile — 0.0%
560	Embotelladora Andina SA ADR-Class B 1.95%	21,263
8,066	Embotelladora Andina SA B Shares 2.00%	51,655

	Total Chile	72,918

	Russia — 1.9%
2,161,373	Surgutneftegaz OJSC 10.49%	1,354,316
839	Transneft 1.22%	1,777,672

	Total Russia	3,131,988

	South Korea — 0.7%
2,473	Hyundai Motor Co 2.32%	178,243
1,245	Samsung Electronics Co Ltd (Non-Voting) 0.66%	949,004

	Total South Korea	1,127,247

	TOTAL PREFERRED STOCKS (COST $15,726,405)	14,532,622

Shares / Par Value		Description	Value ($)
		INVESTMENT FUNDS — 0.6%

		United States — 0.6%
	24,985	Vanguard Emerging Markets ETF (b)	1,050,369

		TOTAL INVESTMENT FUNDS (COST $1,047,461)	1,050,369

		RIGHTS/WARRANTS — 0.0%

		Thailand — 0.0%
	1,527	PTT Exploration Rights, Expires 12/06/12 *	846

		TOTAL RIGHTS/WARRANTS (COST $1,046)	846

		MUTUAL FUNDS — 0.8%

		United States — 0.8%
		Affiliated Issuers — 0.8%
	50,203	GMO U.S. Treasury Fund	1,255,084

		TOTAL MUTUAL FUNDS (COST $1,255,084)	1,255,084

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
EUR	3,734	Brown Brothers Harriman (Grand Cayman) Time Deposit, (0.03)%, due 12/03/12	4,856
HKD	7,799	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.01%, due 12/03/12	1,006
ZAR	40,120	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 12/03/12	4,513
USD	200,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	200,000
USD	197,950	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	197,950

		Total Time Deposits	408,325

		TOTAL SHORT-TERM INVESTMENTS (COST $408,325)	408,325

		TOTAL INVESTMENTS — 99.8% (Cost $169,685,338)	167,423,778
		Other Assets and Liabilities (net) — 0.2%	340,240

		TOTAL NET ASSETS — 100.0%	$167,764,018

Emerging Countries Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Represents an investment to equitize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Currency Abbreviations:

EUR - Euro

HKD - Hong Kong Dollar

USD - United States Dollar

ZAR - South African Rand

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$174,456,834	$13,985,431	$(21,018,487)	$(7,033,056)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$782,070	$21,417,111	$20,944,097	$879	$—	$1,255,084

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 92.8%

	Belgium — 2.8%
418,996	Anheuser-Busch InBev NV	36,793,037

	Brazil — 3.7%
1,951,700	Brasil Brokers Participacoes SA	5,873,002
816,700	Localiza Rent a Car SA	13,587,460
721,600	Multiplus SA	16,716,211
1,134,600	Qualicorp SA *	11,017,854

	Total Brazil	47,194,527

	China — 7.7%
129,300	Baidu Inc Sponsored ADR *	12,452,883
2,057,700	China Mobile Ltd	23,437,835
78,100	China Mobile Ltd Sponsored ADR	4,445,452
8,429,600	Chow Tai Fook Jewellery Group Ltd	12,295,487
3,566,000	Dongfeng Motor Group Co Ltd - Class H	5,009,849
5,400,500	Great Wall Motor Co Ltd - Class H	17,799,837
7,340,000	Kunlun Energy Company Ltd	14,939,961
6,327,400	Sun Art Retail Group Ltd	9,698,953

	Total China	100,080,257

	France — 1.3%
127,511	L’Oreal SA	17,315,777

	India — 9.7%
471,100	Apollo Hospitals Enterprise Ltd	7,070,884
370,670	Cadila Healthcare Ltd	5,704,745
228,792	Colgate-Palmolive India Ltd	6,068,308
700,746	Dewan Housing Finance Corp Ltd	2,588,226
215,988	Federal Bank Ltd	1,924,167
96,762	Glaxo SmithKline Consumer Healthcare Ltd	6,557,826
366,224	HDFC Bank Ltd	4,724,021
31,200	HDFC Bank Ltd ADR	1,314,144
650,000	IndusInd Bank Ltd	4,977,020
284,852	Jyothy Laboratories Ltd	968,736
1,468,685	Kajaria Ceramics Ltd	6,887,273
11,728,911	Lanco Infratech Ltd *	3,000,302
3,038,873	LIC Housing Finance Ltd	14,855,851
605,982	Lupin Ltd	6,582,126
428,611	Maruti Suzuki India Ltd	11,584,962
100,624	Shree Cement Ltd	8,106,317
1,779,358	Sun TV Network Ltd	13,300,884
1,173,087	Tata Motors Ltd-Class A	3,512,696
440,224	United Spirits Ltd	16,143,501

	Total India	125,871,989

	Indonesia — 5.1%
214,026,140	ACE Hardware Indonesia Tbk PT	16,728,907
15,361,350	Bank Mandiri Tbk PT	13,197,741
17,000,000	Global Mediacom Tbk PT	4,250,470

Shares	Description	Value ($)
	Indonesia — (continued)
16,681,500	Media Nusantara Citra Tbk PT	4,640,816
10,284,300	Modern Internasional Tbk PT *	835,873
15,196,700	Semen Gresik Persero Tbk PT	23,420,506
4,904,000	Sumber Alfaria Trijaya Tbk PT	2,705,620

	Total Indonesia	65,779,933

	Malaysia — 1.5%
4,421,400	AMMB Holdings Berhad	9,275,660
2,098,035	Hong Leong Bank Berhad	10,119,242

	Total Malaysia	19,394,902

	Mexico — 6.2%
157,470	First Cash Financial Services, Inc.	7,607,376
1,245,400	Grupo Financiero Banorte SAB de CV-Class O	7,107,382
2,419,000	Grupo Financiero Santander Mexico SAB de CV *	35,341,590
1,243,000	Grupo Televisa SAB Series CPO	5,882,733
533,100	Grupo Televisa SAB Sponsored ADR	12,618,477
3,928,300	Wal-Mart de Mexico SAB de CV-Class V	12,328,474

	Total Mexico	80,886,032

	Nigeria — 0.6%
1,892,697	Nestle Nigeria Plc	7,810,651

	Panama — 2.1%
291,800	Copa Holdings SA-Class A	27,674,312

	Philippines — 7.7%
10,184,764	BDO Unibank Inc *	17,823,418
17,901,950	First Gen Corp *	10,069,305
2,592,370	GT Capital Holdings Inc	37,833,235
4,126,250	Metropolitan Bank & Trust Co	10,083,354
105,924	Philippine Long Distance Telephone Co	6,697,021
33,350	Philippine Long Distance Telephone Co Sponsored ADR	2,075,037
16,480,000	Philweb Corp	5,612,107
12,720,345	Puregold Price Club Inc	10,006,725

	Total Philippines	100,200,202

	Russia — 2.7%
38,100	Magnit OJSC Sponsored GDR	5,539,913
660,697	Sberbank-Class S	1,947,552
2,324,247	Sberbank Sponsored ADR	27,553,379

	Total Russia	35,040,844

	South Africa — 3.5%
360,808	Aspen Pharmacare Holdings Ltd *	6,347,821
2,711,238	Cipla Medpro South Africa Ltd	2,663,674
3,506,277	Growthpoint Properties Ltd	9,674,558
654,138	JSE Ltd	5,255,271
352,707	Mr Price Group Ltd	5,272,406

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Africa — (continued)
72,887	Naspers Ltd-N Shares	4,499,989
180,450	Shoprite Holdings Ltd	3,887,224
932,598	Woolworths Holdings Ltd	7,430,807

	Total South Africa	45,031,750

	Taiwan — 2.1%
7,634,780	Taiwan Mobile Co Ltd	27,471,718

	Thailand — 13.0%
4,841,400	Advanced Info Service Pcl (Foreign Registered)	34,704,040
2,338,500	Airports of Thailand Pcl (Foreign Registered)	7,159,376
1,571,975	Bangkok Dusit Medical Service Pcl (Foreign Registered)	5,737,179
6,244,600	Bank of Ayudhya Pcl (Foreign Registered) (a)	6,659,322
4,191,900	Charoen Pokphand Foods Pcl (Foreign Registered)	4,471,659
3,125,900	CP ALL Pcl (Foreign Registered)	4,021,196
791,500	Electricity Generating Pcl (Foreign Registered)	3,247,867
90,542,800	Hemaraj Land and Development Pcl (Foreign Registered) (a)	9,379,718
24,947,143	Home Product Center Pcl (Foreign Registered)	9,299,316
30,440,100	Jasmine International Pcl (Foreign Registered)	5,058,472
2,668,105	Kasikornbank Pcl NVDR	16,253,718
3,076,300	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	5,412,844
1,732,800	Ratchaburi Electricity Generating Holding Pcl NVDR	3,050,400
1,728,000	Robinson Department Store Pcl (Foreign Registered)	3,406,165
5,572,500	Shin Corp Pcl (Foreign Registered)	11,712,228
520,600	Siam Cement Pcl NVDR	6,698,500
344,900	Siam Makro Pcl (Foreign Registered)	5,434,947
6,198,100	Total Access Communication Pcl NVDR	17,706,888
9,086,800	TPI Polene Pcl (Foreign Registered)	4,439,292
1,566,900	VGI Global Media Pcl (Foreign Registered) *	4,492,903

	Total Thailand	168,346,030

	Turkey — 3.9%
1,438,735	Anadolu Hayat Emeklilik AS	3,360,009
109,813	BIM Birlesik Magazalar AS	4,990,932
631,559	Bizim Toptan Satis Magazalari AS	9,187,459
4,357,402	Dogus Otomotiv Servis ve Ticaret AS	17,807,558
71,416	Turk Traktor ve Ziraat Makineleri AS	1,786,392
2,863,986	Turkiye Garanti Bankasi	13,590,335

	Total Turkey	50,722,685

Shares / Par Value		Description	Value ($)
		United Kingdom — 11.6%
	479,829	British American Tobacco Plc	25,205,882
	1,967,101	Diageo Plc	58,673,150
	1,741,591	Unilever Plc	66,825,218

		Total United Kingdom	150,704,250

		United States — 7.6%
	405,600	Colgate–Palmolive Co.	44,007,600
	50,300	Cummins, Inc.	4,937,448
	134,400	Mead Johnson Nutrition Co.	9,164,736
	595,900	Yum! Brands Inc.	39,972,971

		Total United States	98,082,755

		TOTAL COMMON STOCKS (COST $1,089,174,165)	1,204,401,651

		INVESTMENT FUNDS — 2.8%

		Thailand — 0.3%
	8,695,800	CPN Commercial Growth Leasehold Property Fund *	3,598,458

		United States — 2.5%
	772,361	Vanguard Emerging Markets ETF (b)	32,470,056

		TOTAL INVESTMENT FUNDS (COST $35,165,251)	36,068,514

		DEBT OBLIGATIONS — 0.5%

		India — 0.5%
	4,750,000	Jaiprakash Associates Ltd, 5.75%, due 09/08/17	6,087,309

		TOTAL DEBT OBLIGATIONS (COST $5,390,132)	6,087,309

		MUTUAL FUNDS — 2.7%

		United States — 2.7%
		Affiliated Issuers — 2.7%
	1,412,130	GMO U.S. Treasury Fund	35,303,239

		TOTAL MUTUAL FUNDS (COST $35,303,239)	35,303,239

		SHORT-TERM INVESTMENTS — 0.9%

		Time Deposits — 0.9%
USD	1,800,000	Bank of New York Mellon (New York) Time Deposit, 0.07%, due 12/03/12	1,800,000
USD	1,800,000	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 12/03/12	1,800,000
USD	1,800,000	Barclays (London) Time Deposit, 0.07%, due 12/03/12	1,800,000

Emerging Domestic Opportunities Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		Time Deposits — continued
GBP	12	Brown Brothers Harriman (Grand Cayman) Time Deposit, 0.07%, due 12/03/12	19
ZAR	820,752	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 12/03/12	92,319
USD	1,800,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	1,800,000
USD	1,800,000	Deustche Bank (Frankfurt) Time Deposit, 0.07%, due 12/03/12	1,800,000
USD	1,025,252	DnB Nor Bank (Oslo) Time Deposit, 0.07%, due 12/03/12	1,025,252
USD	1,800,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 12/03/12	1,800,000

		Total Time Deposits	11,917,590

		TOTAL SHORT-TERM INVESTMENTS (COST $11,917,590)	11,917,590

		TOTAL INVESTMENTS — 99.7% (Cost $1,176,950,377)	1,293,778,303
		Other Assets and Liabilities (net) — 0.3%	3,356,982

		TOTAL NET ASSETS — 100.0%	$1,297,135,285

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Traded Fund

Foreign Registered—Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.
(b)	Represents an investment to equitize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Currency Abbreviations:

GBP - British Pound

USD - United States Dollar

ZAR - South African Rand

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,179,528,588	$123,994,307	$(9,744,592)	$114,249,715

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$5,150,088	$533,173,272	$503,020,121	$22,383	$—	$35,303,239

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 89.5%

	Brazil — 6.5%
642,200	Anhanguera Educacional Participacoes SA	9,698,518
12,676,500	Banco do Brasil SA	129,980,398
778,100	Banco Santander Brasil SA	5,280,068
5,316,100	Banco Santander Brasil SA ADR	35,564,709
3,731,400	BM&FBOVESPA SA	22,421,928
1,204,400	BR Malls Participacoes SA	15,472,099
558,900	BR Properties SA	6,591,295
951,000	Brasil Brokers Participacoes SA	2,861,723
370,158	Brookfield Incorporacoes SA *	571,659
2,065,500	Brookfield Incorporacoes SA	3,189,887
1,680,070	Centrais Eletricas Brasileiras SA Sponsored ADR	6,149,056
6,200	Cia de Bebidas das Americas ADR	225,494
304,502	Cia de Saneamento Basico do Estado de Sao Paulo	12,326,574
37,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,075,786
2,671,660	Cielo SA	69,579,689
242,060	Companhia de Bebidas das Americas	8,801,976
356,900	Companhia de Saneamento de Minas Gerais-Copasa MG	7,516,146
305,000	Cosan SA Industria e Comercio	5,608,129
1,094,900	Cyrela Brazil Realty SA	9,130,999
599,000	Duratex SA	4,134,804
1,996,992	Electrobras (Centro)	7,149,471
804,200	Fleury SA	8,656,215
3,422,665	Gerdau SA	23,722,234
396,200	Localiza Rent a Car SA	6,591,590
2,494,500	MRV Engenharia e Participacoes SA	13,203,292
544,200	Multiplan Empreendimentos Imobiliarios SA	15,026,114
1,384,200	Multiplus SA	32,065,659
9,308,000	PDG Realty SA Empreendimentos e Participacoes	13,111,700
1,937,790	Petroleo Brasileiro SA (Petrobras) ADR	34,822,086
1,959,100	Qualicorp SA *	19,024,394
2,551,300	Rossi Residencial SA	4,871,445
1,081,800	Ultrapar Participacoes SA	22,275,927
130,600	Ultrapar Participacoes SA Sponsored ADR	2,685,136
1,723,800	Vale SA	30,332,684
5,119,400	Vale SA Sponsored ADR	89,231,142

	Total Brazil	680,950,026

	Chile — 0.4%
936,481	Empresa National de Telecomunicaciones SA	19,276,769
2,567,849	Empresas CMPC SA	9,364,814
691,995	Empresas COPEC SA	9,568,077
55,632,106	Madeco SA	2,082,083

	Total Chile	40,291,743

	China — 16.1%
3,868,000	Agile Property Holdings Ltd	5,208,589
20,991,000	Agricultural Bank of China Ltd - Class H	9,231,758

Shares	Description	Value ($)
	China — (continued)
374,681	Baidu Inc Sponsored ADR *	36,085,527
134,785,640	Bank of China Ltd - Class H	56,849,672
21,517,203	Bank of Communications Co Ltd - Class A	14,626,380
10,597,480	Bank of Communications Co Ltd - Class H	7,719,229
91,000	Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd - Class H	116,982
24,513,000	China CITIC Bank Corp - Class H	12,579,045
19,217,700	China Coal Energy Co Ltd - Class H	19,355,563
34,659,700	China Communication Services Corp Ltd - Class H	19,631,566
36,842,150	China Communications Construction Co Ltd - Class H	33,540,328
17,969,856	China Construction Bank - Class A	11,996,396
68,304,000	China Construction Bank - Class H	52,336,664
12,454,000	China Eastern Airlines Corp Ltd - Class H *	4,255,517
10,440,000	China Everbright Ltd	15,132,356
2,324,988	China Life Insurance Co Ltd - Class A	6,563,717
17,354,000	China Life Insurance Co Ltd - Class H	50,857,305
124,600	China Life Insurance Co Ltd ADR	5,499,844
2,338,000	China Merchants Bank Co Ltd - Class H	4,466,944
8,887,000	China Minsheng Banking Corp Ltd	8,733,403
29,651,737	China Mobile Ltd	337,742,394
726,600	China Mobile Ltd Sponsored ADR	41,358,072
2,091,290	China Ocean Resources Co Ltd	5,974,904
4,218,000	China Oilfield Services Ltd - Class H	8,399,434
8,658,400	China Overseas Land & Investment Ltd	25,685,639
3,560,800	China Pacific Insurance Group Co Ltd	11,664,166
3,288,927	China Pacific Insurance Group Co Ltd - Class A	8,888,950
78,723,351	China Petroleum & Chemical Corp - Class H	83,279,385
1,063,000	China Railway Construction Corp Ltd - Class A	919,629
28,151,000	China Railway Construction Corp Ltd - Class H	31,405,437
72,950,000	China Railway Group Ltd - Class H	42,336,376
1,390,000	China Resources Land Ltd	3,728,946
5,558,942	China Shenhua Energy Co Ltd - Class A	19,414,706
4,098,000	China Shenhua Energy Co Ltd - Class H	16,779,536
14,930,000	China Southern Airlines Co Ltd - Class H	6,644,567
132,090,800	China Telecom Corp Ltd - Class H	71,840,236
25,500	China Telecom Corp Ltd ADR	1,385,415
922,000	China Unicom Hong Kong Ltd	1,434,647
467,600	China Unicom Hong Kong Ltd ADR	7,261,828
9,872,000	China Yurun Food Group Ltd *	6,151,803
4,186,600	Chow Tai Fook Jewellery Group Ltd	6,106,611
16,486,500	Citic Pacific Ltd	20,950,038
610,994	CITIC Securities Co Ltd - Class A	982,080
43,811,000	CNOOC Ltd	93,114,904
33,420	CNOOC Ltd ADR	7,123,807
9,186,000	Datang International Power Generation Co Ltd	3,205,797
7,642,000	Dongfeng Motor Group Co Ltd - Class H	10,736,193

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	China — (continued)
25,263,000	Evergrande Real Estate Group Ltd	12,608,037
992,000	Galaxy Entertainment Group Ltd *	3,774,237
5,760,000	Great Wall Motor Co Ltd - Class H	18,984,735
13,802,440	Hopson Development Holdings Ltd *	21,434,059
22,620,981	Industrial and Commercial Bank of China Ltd - Class A	14,101,626
159,995,350	Industrial and Commercial Bank of China Ltd - Class H	107,912,365
8,312,000	Kunlun Energy Company Ltd	16,918,386
245,400	Netease.Com Inc ADR *	10,763,244
14,881,200	Nine Dragons Paper Holdings Ltd	10,944,510
6,356,172	Peace Mark Holdings Ltd * (a) (b)	—
27,345,121	PetroChina Co Ltd - Class H	36,343,314
39,000	PetroChina Co Ltd ADR	5,192,850
18,756,800	PICC Property & Casualty Co Ltd - Class H	24,169,715
1,014,855	Ping An Insurance (Group) Co of China Ltd - Class A	5,944,753
4,116,540	Ping An Insurance (Group) Co of China Ltd - Class H	31,060,320
8,352,000	Poly Property Group Co Ltd *	5,773,575
9,239,000	Shimao Property Holdings Ltd	18,706,476
153,300	Sohu.com, Inc. *	6,105,939
19,524,500	Sun Art Retail Group Ltd	29,928,125
362,700	Tencent Holdings Ltd	11,803,880
676,784	Weichai Power Co Ltd - Class A	2,402,270
4,014,320	Weichai Power Co Ltd - Class H	15,100,033
25,600,000	Yangzijiang Shipbuilding Holdings Ltd	19,576,575
754,264	Yantai Changyu Pioneer Wine Co Ltd	3,798,343
12,130,000	Yanzhou Coal Mining Co Ltd - Class H	18,608,090
38,800	Yanzhou Coal Mining Co Ltd Sponsored ADR	596,356

	Total China	1,701,854,098

	Czech Republic — 1.7%
2,904,134	CEZ AS	96,459,485
277,830	Komercni Banka AS	55,457,800
250,964	Pegas Nonwovens SA	6,014,469
10,204	Philip Morris CR AS	5,629,154
638,981	Telefonica 02 Czech Republic AS	11,389,404

	Total Czech Republic	174,950,312

	Egypt — 1.6%
1,385,143	Alexandria Mineral Oils Co	15,895,076
8,813,469	Arab Cotton Ginning	4,551,409
5,969,285	Commercial International Bank	31,382,316
2,074,504	ElSwedy Electric Co	7,245,429
476,186	Orascom Construction Industries *	17,059,391
42,104	Orascom Construction Industries GDR *	1,573,748
10,191,993	Orascom Telecom Holding SAE *	5,710,206
9,701,501	Orascom Telecom Holding SAE GDR (Registered Shares) *	27,857,909
52,040,141	Orascom Telecom Media And Technology Holding SAE	4,345,509

Shares	Description	Value ($)
	Egypt — (continued)
4,510,093	Orascom Telecom Media and Technology Holding SAE GDR	1,975,421
13,749,229	Palm Hills Developments SAE *	4,394,124
7,232,278	Sidi Kerir Petrochemicals Co	14,508,095
10,758,577	South Valley Cement *	6,943,921
15,699,258	Talaat Moustafa Group *	10,088,681
9,825,490	Telecom Egypt	20,131,955

	Total Egypt	173,663,190

	Hungary — 0.2%
4,460,169	Magyar Telekom Nyrt	8,107,474
78,339	MOL Hungarian Oil and Gas PLC	6,648,264
414,376	OTP Bank Nyrt	7,810,187

	Total Hungary	22,565,925

	India — 7.3%
1,527,996	Aban Offshore Ltd	10,721,368
1,604,887	Adani Enterprises Ltd	7,129,504
49,570	Asian Paints Ltd	3,945,172
2,615,477	Aurobindo Pharma Ltd	9,028,794
198,266	Bajaj Holdings and Investment Ltd	3,150,342
161,019	Bayer Cropscience Ltd	3,827,495
4,716,590	Bharat Heavy Electricals Ltd	20,284,215
196,706	Cadila Healthcare Ltd	3,027,376
5,403,669	Cairn India Ltd	32,761,136
2,573,479	Canara Bank Ltd	22,075,797
1,412,389	Cipla Ltd	10,767,283
306,771	Colgate-Palmolive India Ltd	8,136,565
8,219,475	Dena Bank	16,780,691
516,405	Dewan Housing Finance Corp Ltd	1,907,357
1,376,168	Exide Industries Ltd	3,602,148
123,157	Federal Bank Ltd	1,097,166
3,255,242	GAIL India Ltd	21,054,372
1,069,719	Gitanjali Gems Ltd	9,753,163
52,761	Glaxo SmithKline Consumer Healthcare Ltd	3,575,758
358,482	Grasim Industries Ltd (b)	23,262,603
786,564	HCL Technologies Ltd	9,370,544
244,370	HDFC Bank Ltd	3,152,194
292,200	HDFC Bank Ltd ADR	12,307,464
5,460,054	Hexaware Technologies Ltd	10,981,184
9,471,865	Hindalco Industries Ltd	20,247,073
4,889,072	Housing Development & Infrastructure Ltd *	10,137,744
367,363	HSIL Ltd	888,113
583,006	ICICI Bank Ltd	11,709,448
129,900	ICICI Bank Ltd Sponsored ADR	5,324,601
139,423	Infosys Technologies Ltd	6,235,478
770,290	Infosys Technologies Ltd Sponsored ADR	34,239,390
312,855	JSW Steel Ltd	4,267,948
607,556	Jyothy Laboratories Ltd	2,066,200
641,276	Kajaria Ceramics Ltd	3,007,209
1,080,325	Kiri Industries Ltd * (c)	229,146

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	India — (continued)
840,637	Kotak Mahindra Bank Ltd	10,337,274
15,595,425	Lanco Infratech Ltd *	3,989,372
723,932	Larsen & Toubro Ltd	22,131,928
1,841,879	LIC Housing Finance Ltd	9,004,220
347,339	Lupin Ltd	3,772,767
563,831	Mahindra & Mahindra Ltd	9,839,717
203,028	Maruti Suzuki India Ltd	5,487,660
1,562,101	Mphasis Ltd	11,124,760
2,996,840	NTPC Ltd	8,926,627
7,171,255	Oil & Natural Gas Corp Ltd	34,922,020
3,837,296	Power Grid Corp of India Ltd	8,346,255
1,072,303	Punjab National Bank Ltd (b)	15,957,923
244,313	Reliance Industries Ltd	3,559,256
3,951,629	Rural Electrification Corp Ltd	16,736,415
21,104,554	Satyam Computer Services Ltd *	39,388,383
7,858,080	Sesa Goa Ltd	26,297,787
45,462	Shree Cement Ltd	3,662,440
16,956,490	Shree Renuka Sugars Ltd *	9,720,312
2,855	Shriram Transport Finance Co Ltd	35,201
5,784,956	Sintex Industries Ltd	6,759,692
354,061	State Bank of India	14,126,833
8,637,152	Sterlite Industries India Ltd	17,127,102
562,700	Sterlite Industries India Ltd ADR	4,439,703
1,193,880	Sun TV Network Ltd	8,924,376
1,255,716	Tata Consultancy Services Ltd	30,444,399
3,954,295	Tata Motors Ltd	19,940,048
3,123,853	Tata Motors Ltd - Class A	9,354,078
235,400	Tata Motors Ltd Sponsored ADR	5,901,478
4,644,400	Tata Power Co Ltd	9,226,765
1,499,995	Tata Steel Ltd	10,653,712
133,348	Torrent Pharmaceuticals Ltd	1,649,529
2,536,505	Union Bank of India	11,301,749
448,696	United Spirits Ltd	16,454,179
3,625,182	Welspun Corp Ltd	7,058,666
669,525	Wipro Ltd	4,825,752

	Total India	771,480,419

	Indonesia — 5.5%
135,511,000	ACE Hardware Indonesia Tbk PT	10,591,935
221,804,500	Astra International Tbk PT	167,402,198
93,341,275	Bakrie Telecom Tbk PT *	485,706
9,646,168	Bank Danamon Indonesia Tbk PT	5,429,825
64,226,202	Bank Mandiri Tbk PT	55,180,097
61,951,000	Bank Rakyat Indonesia Persero Tbk PT	45,464,894
58,603,000	Gajah Tunggal Tbk PT	13,423,907
79,683,500	Global Mediacom Tbk PT	19,923,079
7,988,500	Harum Energy Tbk PT	4,157,903
17,635,550	Indofood Sukses Makmur Tbk PT	10,753,090
178,901,500	Kalbe Farma Tbk PT	19,202,603
11,661,500	Matahari Putra Prima Tbk PT	1,616,698
76,505,525	Media Nusantara Citra Tbk PT	21,283,940
122,555,000	Perusahaan Gas Negara PT	57,780,642
22,095,500	Semen Gresik Persero Tbk PT	34,052,643

Shares	Description	Value ($)
	Indonesia — (continued)
2,536,500	Sumber Alfaria Trijaya Tbk PT	1,399,430
2,258,150	Tambang Batubara Bukit Asam Tbk PT	3,290,103
68,330,000	Telekomunikasi Indonesia Tbk PT	64,437,330
834,200	Telekomunikasi Indonesia Tbk PT Sponsored ADR	31,732,968
5,082,612	United Tractors Tbk PT	9,016,322

	Total Indonesia	576,625,313

	Kazakhstan — 0.2%
916,090	KazMunaiGas Exploration Production GDR (Registered Shares)	17,150,245

	Malaysia — 0.4%
10,715,030	AMMB Holdings Berhad	22,479,074
3,490,236	Hong Leong Bank Berhad	16,834,106
24,581,583	Lion Industries Corp Berhad	7,398,727

	Total Malaysia	46,711,907

	Mexico — 3.1%
39,517,700	America Movil SAB de CV - Class L	46,656,946
5,004,600	America Movil SAB de CV - Class L ADR	118,058,514
7,105,946	Corporaction GEO SAB de CV - Series B *	8,252,346
83,500	First Cash Financial Services, Inc.	4,033,885
621,400	Fomento Economico Mexicano SA de CV	6,073,489
96,600	Fomento Economico Mexicano Sponsored ADR	9,474,528
3,733,300	Gruma SAB de CV - Series B *	10,564,759
2,635,300	Grupo Financiero Banorte SAB de CV - Class O	15,039,413
4,253,400	Grupo Financiero Santander Mexico SAB de CV *	62,142,174
1,425,200	Grupo Televisa SAB Series CPO	6,745,029
676,300	Grupo Televisa SAB Sponsored ADR	16,008,021
6,682,200	Wal-Mart de Mexico SAB de CV - Class V	20,971,241

	Total Mexico	324,020,345

	Morocco — 0.1%
775,677	Maroc Telecom	10,170,627

	Nigeria — 0.0%
1,024,096	Nestle Nigeria Plc	4,226,169

	Panama — 0.1%
147,400	Copa Holdings SA - Class A	13,979,416

	Philippines — 2.6%
16,714,300	Alliance Global Group Inc	6,663,786
2,117,180	Bank of the Philippine Islands	4,625,480
17,114,615	BDO Unibank Inc *	29,950,712
24,661,000	First Gen Corp *	13,871,067
1,315,980	GT Capital Holdings Inc	19,205,507
97,124,900	Lopez Holding Corp	14,891,090
13,302,732	Metropolitan Bank & Trust Co	32,508,003
1,073,470	Philippine Long Distance Telephone Co	67,869,903

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Philippines — (continued)
617,700	Philippine Long Distance Telephone Co Sponsored ADR	38,433,294
33,866,660	Puregold Price Club Inc	26,641,915
1,620,041	San Miguel Corp	4,320,817
8,674,280	Universal Robina Corp	16,373,570

	Total Philippines	275,355,144

	Poland — 2.9%
716,719	Asseco Poland SA	9,888,345
187,236	Bank Pekao SA	9,378,031
33,923,131	Boryszew SA *	5,497,561
3,717,821	KGHM Polska Miedz SA	210,958,151
1,679,796	Powszechna Kasa Oszczednosci Bank Polski SA	18,561,652
238,614	Powszechny Zaklad Ubezpieczen SA	29,914,274
3,384,772	Synthos SA	6,131,637
8,228,446	Tauron Polska Energia SA	11,306,800
1,570,210	Telekomunikacja Polska SA	5,890,136

	Total Poland	307,526,587

	Russia — 11.7%
10,732,160	Aeroflot - Russian Airlines	14,889,337
173,805	Bashneft OAO - Class S	9,759,194
614,763	Cherepovets MK Severstal GDR (Registered Shares)	6,997,181
1,887,430	Gazprom Neft - Class S	8,592,421
529,009	Gazprom Neft JSC Sponsored ADR	12,132,775
36,998,082	Gazprom OAO Sponsored ADR	329,347,343
4,358,419	Lukoil OAO Sponsored ADR	274,663,974
148,553	Magnit OJSC	21,600,283
2,798,870	Mechel Sponsored ADR	17,073,107
2,368,053	MMC Norilsk Nickel JSC ADR	37,565,398
1,063,000	Mobile Telesystems OJSC	7,968,266
437,000	NovaTek OAO	4,692,763
396,539	Novolipetsk Steel GDR (Registered Shares)	7,877,044
10,150,745	Rosneft OJSC GDR (Registered)	79,323,200
4,318,383	Rostelecom	15,217,973
135,000	RUSIA Petroleum - Class S * (b)	1,350
13,450,342	Sberbank Sponsored ADR	159,450,509
8,223,275	Sistema JSFC	6,567,716
18,272	Sistema JSFC Sponsored GDR (Registered Shares)	346,546
8,836,419	Surgutneftegas Sponsored ADR	74,571,044
2,056,733	Tatneft Sponsored ADR	81,543,238
8,028,240	TNK-BP Holding - Class S	15,735,101
463,445	Uralkali Sponsored GDR (Registered Shares)	17,193,354
455,900	VimpelCom Ltd Sponsored ADR	4,823,422
1,081,484	Volga Gas Plc *	1,473,015
6,234,787	VTB Bank OJSC GDR (Registered Shares)	20,808,689

	Total Russia	1,230,214,243

Shares	Description	Value ($)
	South Africa — 3.5%
970,342	Absa Group Ltd	15,492,361
864,238	Aspen Pharmacare Holdings Ltd	15,204,842
1,485,949	Blue Label Telecoms Ltd	1,248,895
171,950	Cipla Medpro South Africa Ltd	168,933
636,714	Exxaro Resources Ltd	11,059,549
8,313,716	FirstRand Ltd	27,142,755
4,492,966	Growthpoint Properties Ltd	12,397,041
832,688	Imperial Holdings Ltd	17,649,752
3,763,507	Investec Ltd	23,137,438
380,274	JSE Ltd	3,055,078
201,717	Mr Price Group Ltd	3,015,347
2,890,495	MTN Group Ltd	53,228,580
267,507	Naspers Ltd - N Shares	16,515,682
1,024,488	Remgro Ltd	17,236,443
3,403,749	RMB Holdings Ltd	14,994,812
633,817	Sasol Ltd	26,710,731
83,900	Sasol Ltd Sponsored ADR	3,553,165
552,389	Shoprite Holdings Ltd	11,899,474
13,988,325	Steinhoff International Holdings Ltd *	43,073,439
4,898,310	Telkom South Africa Ltd *	8,538,004
244,416	Tiger Brands Ltd	8,226,386
333,369	Vodacom Group Ltd	4,461,294
1,011,996	Wilson Bayly Holmes-Ovcon Ltd	16,285,634
1,362,902	Woolworths Holdings Ltd	10,859,407

	Total South Africa	365,155,042

	South Korea — 9.8%
111,537	Cheil Industries Inc	9,863,255
558,160	DGB Financial Group Inc	6,971,320
111,765	Dong-A Pharmaceutical Co Ltd	11,095,188
289,126	Edu Ark Co Ltd * (b)	—
412,037	GS Holdings Corp	27,179,771
1,513,229	Hana Financial Group Inc	47,067,404
441,810	Hanjin Shipping Co Ltd *	4,311,074
229,470	Hankook Tire Co Ltd	3,159,399
875,995	Hanwha Corp	25,789,523
66,611	Hyosung Corp	4,181,074
105,355	Hyundai Heavy Industries Co Ltd	20,576,479
91,966	Hyundai Mobis	24,279,148
188,842	Hyundai Motor Co	39,350,049
295,396	Hyundai Steel Co	21,938,423
2,924,254	Industrial Bank of Korea	31,085,486
1,620,400	KB Financial Group Inc	53,430,973
137,000	KB Financial Group Inc ADR	4,503,190
704,767	Kia Motors Corp	40,272,048
952,884	KleanNara Co Ltd *	3,802,974
241,320	Kolon Corp	3,712,027
97,494	Kolon Industries Inc	5,317,693
5,446,303	Korea Exchange Bank *	36,703,895
33,181	Korea Zinc Co Ltd	13,374,741
1,446,416	KT Corp	50,159,022
1,190,900	KT Corp Sponsored ADR	20,495,389

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — (continued)
55,410	LG Chem Ltd	15,983,608
1,341,518	LG Uplus Corp	9,255,250
39,036	OCI Company Ltd	5,445,361
142,030	Poongsan Corp	4,446,557
299,033	POSCO	89,286,899
59,500	POSCO ADR	4,426,205
22,522	Samsung Fire & Marine Insurance Co Ltd	4,549,503
170,958	Samsung Life Insurance Co Ltd	14,683,260
125,164	Samsung Techwin Co Ltd	6,713,364
224,840	Samsung Card Co	7,549,124
76,720	Samsung Electronics Co Ltd	99,726,212
1,025,037	Shinhan Financial Group Co Ltd	32,863,487
529,530	SK Innovation Co Ltd	81,135,988
312,916	SK Telecom Co Ltd	43,328,967
1,890,300	SK Telecom Co Ltd ADR	28,864,881
125,098	SK Holdings Co Ltd	20,762,261
1,978,741	Tong Yang Securities Inc	7,046,703
5,072,790	Woori Finance Holdings Co Ltd	47,653,711

	Total South Korea	1,032,340,886

	Sri Lanka — 0.1%
27,986,667	Anilana Hotel & Properties (b) (d)	1,612,755
5,606,231	Hatton National Bank Plc	6,167,875

	Total Sri Lanka	7,780,630

	Taiwan — 5.5%
2,996,600	Advantech Co Ltd	11,195,335
1,024,070	Asustek Computer Inc	11,305,777
35,896,000	AU Optronics Corp *	15,171,084
17,993,952	Chinatrust Financial Holding Co Ltd	10,437,152
12,306,449	Chunghwa Telecom Co Ltd	39,800,024
58,632,311	Compal Electronics Inc	39,695,592
7,745,000	Delta Electronics Inc	27,755,922
4,307,000	Elan Microelectronics Corp	6,697,059
18,145,994	Far Eastone Telecommunications Co Ltd	45,454,397
14,022,000	Fubon Financial Holding Co Ltd	15,933,357
12,836,743	Hon Hai Precision Industry Co Ltd	41,217,758
1,027,000	Hotai Motor Company Ltd	7,610,508
19,589,480	Innolux Display Corp *	8,775,761
11,733,740	Lite-On Technology Corp	16,044,184
2,049,658	Novatek Microelectronics Corp Ltd	8,255,095
8,863,749	Powertech Technology Inc	13,146,464
18,262,290	Quanta Computer Inc	45,941,745
3,536,000	Ruentex Development Co Ltd	6,740,851
60,934,530	Taishin Financial Holding Co Ltd	23,189,263
13,915,676	Taiwan Mobile Co Ltd	50,071,846
15,474,044	Taiwan Semiconductor Manufacturing Co Ltd	52,578,632
738,000	TPK Holding Co Ltd	11,792,954
24,764,000	United Microelectronics Corp	9,567,641
1,119,400	United Microelectronics Corp Sponsored ADR	2,138,054
41,225,272	Wistron Corp	45,272,174

Shares	Description	Value ($)
	Taiwan — (continued)
5,870,170	Yungtay Engineering Co Ltd	11,027,974

	Total Taiwan	576,816,603

	Thailand — 4.8%
7,909,990	Advanced Info Service Pcl (Foreign Registered)	56,700,254
5,302,305	Airports of Thailand Pcl (Foreign Registered)	16,233,139
753,800	Bangchak Petroleum Pcl	699,647
18,621,365	Bangchak Petroleum Pcl	17,283,607
10,401,986	Bangkok Dusit Medical Service Pcl (Foreign Registered)	37,963,746
21,482,200	Bank of Ayudhya Pcl (Foreign Registered) (b)	22,908,895
2,083,450	Banpu Pcl (Foreign Registered)	26,792,066
71,050	Banpu Pcl NVDR	913,665
12,951,800	Charoen Pokphand Foods Pcl (Foreign Registered)	13,816,176
2,765,500	CP ALL Pcl (Foreign Registered)	3,557,573
8,902,250	Electricity Generating Pcl (Foreign Registered)	36,529,781
53,800	Electricity Generating Pcl NVDR	220,765
8,585,085	Glow Energy Pcl (Foreign Registered)	20,278,574
51,981,800	Hemaraj Land and Development Pcl (Foreign Registered) (b)	5,385,018
14,424,871	Home Product Center Pcl (Foreign Registered)	5,377,026
20,937,100	Jasmine International Pcl	3,479,283
2,410,920	Kasikornbank Pcl (Foreign Registered) (b)	14,686,984
3,205,200	Kasikornbank Pcl NVDR	19,525,625
15	Krung Thai Bank Pcl (Foreign Registered)	9
7,286,870	PTT Pcl (Foreign Registered)	75,947,768
2,282,462	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (b)	4,016,062
2,127,938	Ratchaburi Electricity Generating Holding Pcl NVDR	3,745,831
3,247,038	Robinson Department Store Pcl (Foreign Registered)	6,400,432
11,889,300	Saha Pathana Inter-Holding Pcl (Foreign Registered)	10,848,499
60,696,585	Sansiri PCL	7,040,725
3,599,300	Shin Corp Pcl (Foreign Registered)	7,564,975
28	Siam Cement Pcl (Foreign Registered) (b)	370
876,200	Siam Cement Pcl NVDR	11,273,964
465,900	Siam Makro Pcl (Foreign Registered)	7,341,669
3,108,050	Star Block Co Ltd (Foreign Registered) * (a) (b) (c)	—
4,579,019	Thai Oil Pcl (Foreign Registered)	9,840,721
450,800	Thai Oil Pcl NVDR	968,809
51,805,702	Thai Tap Water Supply Pcl (Foreign Registered)	13,680,503
6,991,600	Thanachart Capital Pcl	8,144,337
3,395,200	Total Access Communication Pcl (Foreign Registered) (b)	9,727,771
3,124,210	Total Access Communication Pcl NVDR	8,925,322

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Thailand — (continued)
24,774,476	TPI Polene Pcl (Foreign Registered)	12,103,395
1,201,200	VGI Global Media Pcl (Foreign Registered) *	3,444,301

	Total Thailand	503,367,287

	Turkey — 4.6%
2,966,761	Aksa Akrilik Kimya Sanayii	7,953,915
875,196	Anadolu Hayat Emeklilik AS	2,043,925
2,664,360	Arcelik AS	16,171,370
10,773,127	Asya Katilim Bankasi AS *	11,816,743
3,526,340	Aygaz AS	17,194,936
277,716	BIM Birlesik Magazalar AS	12,622,017
329,316	Bizim Toptan Satis Magazalari AS	4,790,649
9,346,753	Dogus Otomotiv Servis ve Ticaret AS	38,197,726
10,460,616	Eregli Demir ve Celik Fabrikalari TAS	13,164,248
1,328,306	Ford Otomotiv Sanayi AS	13,604,880
1,360,979	Haci Omer Sabanci Holding AS	7,024,904
7,390,502	Ihlas Holding AS *	5,336,208
5,608,661	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	18,640,721
5,879,192	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class A	4,406,115
17,909,451	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS - Class D	11,926,972
6,730,509	Koc Holding AS	30,815,233
4,433,180	Koza Anadolu Metal Madencilik Isletmeleri AS *	13,645,243
42,150	Medya Holding AS (a) (b)	—
2,005,765	Tofas Turk Otomobil Fabrikasi AS	12,237,418
1,223,044	Tupras-Turkiye Petrol Rafineriler AS	32,636,633
3,608,735	Turk Hava Yollari Anonim Ortakligi *	10,623,259
5,458,290	Turk Telekomunikasyon AS	20,407,776
110,371	Turk Traktor ve Ziraat Makineleri AS	2,760,808
5,692,916	Turkcell Iletisim Hizmet AS *	34,402,723
59,300	Turkcell Iletisim Hizmetleri AS ADR *	898,395
8,337,644	Turkiye Garanti Bankasi	39,564,219
12,841,432	Turkiye IS Bankasi - Class C	41,394,522
7,198,538	Turkiye Sise ve Cam Fabrikalari AS	10,595,506
9,267,892	Turkiye Vakiflar Bankasi TAO - Class D	22,458,828
1,904,445	Turkiye Halk Bankasi AS	18,444,298
5,438,883	Yapi ve Kredi Bankasi AS *	14,335,509

	Total Turkey	490,115,699

	United Kingdom — 0.4%
211,219	British American Tobacco Plc	11,095,538
26,900	British American Tobacco Plc Sponsored ADR	2,836,067
836,383	Unilever Plc	32,092,194

	Total United Kingdom	46,023,799

	United States — 0.4%
269,200	Colgate–Palmolive Co.	29,208,200

Shares	Description	Value ($)
	United States — (continued)
287,800	Yum! Brands, Inc.	19,305,624

	Total United States	48,513,824

	TOTAL COMMON STOCKS (COST $9,325,088,732)	9,441,849,479

	PREFERRED STOCKS — 9.0%

	Brazil — 6.2%
3,856,071	Banco Bradesco SA 0.60%	64,045,283
645,710	Banco Bradesco SA ADR 0.63%	10,873,756
1,228,200	Banco do Estado do Rio Grande do Sul SA - Class B 2.23%	8,713,736
2,729,100	Bradespar SA 5.02%	36,399,920
2,298,600	Centrais Eletricas Brasileiras SA - Class B 17.87%	10,380,705
428,780	Centrais Eletricas Brasileiras SA ADR 17.61%	2,040,993
479,500	Companhia de Bebidas das Americas ADR 1.68%	19,951,995
801,600	Eletropaulo Metropolitana SA 49.99%	5,098,158
40,700	Gerdau SA 2.04%	337,516
4,960,000	Gerdau SA Sponsored ADR 2.13%	42,110,400
690,500	Itau Unibanco Holding SA 0.55%	10,385,937
6,110,150	Itau Unibanco Holding SA ADR 0.58%	92,568,773
9,495,785	Itausa-Investimentos Itau SA 0.62%	42,795,025
4,074,600	Klabin SA 2.19%	22,958,716
3,579,800	Metalurgica Gerdau SA 0.87%	37,610,684
3,432,660	Petroleo Brasileiro SA Sponsored ADR 0.67%	60,243,183
1,501,400	Randon Participacoes SA 1.35%	8,010,090
4,676,000	Suzano Papel e Celulose SA 3.57%	13,895,826
129,700	Telefonica Brasil SA 4.56%	2,816,398
600,860	Telefonica Brasil SA ADR 4.81%	13,182,868
1,215,500	Usinas Siderrurgicas de Minas Gerais SA - Class A 0.67%	7,110,516
507,800	Vale SA 1.83%	8,721,574
7,736,710	Vale SA Sponsored ADR 1.93%	132,220,374

	Total Brazil	652,472,426

	Russia — 2.2%
23,071,318	Sberbank 3.65%	49,256,618
118,778,760	Surgutneftegaz OJSC 10.49%	74,426,771
12,100	Surgutneftegaz Sponsored ADR 10.56%	75,625
2,305,967	TNK BP Holding 44.59%	3,506,645
47,874	Transneft 1.22%	101,435,348

	Total Russia	228,701,007

	South Korea — 0.6%
162,343	Hyundai Motor Co 2.32%	11,700,962

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Korea — (continued)
73,303	Samsung Electronics Co Ltd (Non-Voting) 0.66%	55,875,365

	Total South Korea	67,576,327

	TOTAL PREFERRED STOCKS (COST $1,011,588,437)	948,749,760

	INVESTMENT FUNDS — 0.5%

	China — 0.0%
1,828	China A Share Fund Ltd (The) - Class S1 * (b) (d)	115,168
245,374	China A Share Fund Ltd (The) - Class S2 * (b) (d)	2,256,703

	Total China	2,371,871

	India — 0.1%
11,178	Fire Capital Mauritius Private Fund * (b) (d)	10,815,643
1,371,900	TDA India Technology Fund II LP * (b) (d)	541,172

	Total India	11,356,815

	Poland — 0.0%
1,749,150	Templeton EE FD * (b) (d)	218,789

	Russia — 0.1%
7,853,357	NCH Eagle Fund LP * (b) (d)	6,544,838
2,769	Steep Rock Russia Fund LP * (b) (d)	1,081,951

	Total Russia	7,626,789

	Thailand — 0.0%
7,015,705	CPN Commercial Growth Leasehold Property Fund *	2,903,208

	Ukraine — 0.0%
16,667	Societe Generale Thalmann Ukraine Fund * (b) (d) (e)	4,000

Shares / Par Value		Description	Value ($)
		United States — 0.3%
	731,718	Vanguard Emerging Markets ETF (f)	30,761,425

		TOTAL INVESTMENT FUNDS (COST $57,776,849)	55,242,897

		MUTUAL FUNDS — 0.6%

		United States — 0.6%
		Affiliated Issuers
	8,064	GMO Special Purpose Holding Fund (g)	4,758
	2,752,218	GMO U.S. Treasury Fund	68,805,458

		TOTAL MUTUAL FUNDS (COST $68,805,458)	68,810,216

		SHORT-TERM INVESTMENTS — 0.2%

		Time Deposits — 0.2%
ZAR	2,093,528	Brown Brothers Harriman (Grand Cayman) Time Deposit, 4.15%, due 12/03/12	235,489
EUR	261,642	Citibank (New York) Time Deposit, (0.03)%, due 12/03/12	340,278
USD	12,500,000	DBS Bank Ltd (Singapore) Time Deposit, 0.07%, due 12/03/12	12,500,000
USD	8,196,249	Royal Bank of Scotland (London) Time Deposit, 0.07%, due 12/03/12	8,196,249

		Total Time Deposits	21,272,016

		TOTAL SHORT-TERM INVESTMENTS (COST $21,272,016)	21,272,016

		TOTAL INVESTMENTS — 99.8% (Cost $10,484,531,492)	10,535,924,368
		Other Assets and Liabilities (net) — 0.2%	18,841,658

		TOTAL NET ASSETS — 100.0%	$10,554,766,026

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of November 30, 2012
Anilana Hotel & Properties	2/10/11-2/16/12	$1,890,310	0.02%	$1,612,755
China A Share Fund Ltd (The) - Class S1	10/14/08	—	0.00%	115,168
China A Share Fund Ltd (The) - Class S2	4/23/10	2,453,738	0.02%	2,256,703
Fire Capital Mauritius Private Fund **	9/06/06-10/26/09	11,185,180	0.10%	10,815,643
NCH Eagle Fund LP	4/6/09	7,816,032	0.06%	6,544,838
Societe Generale Thalmann Ukraine Fund	7/15/97	199,943	0.00%	4,000
Steep Rock Russia Fund LP	12/22/06-5/13/09	2,250,000	0.01%	1,081,951
TDA India Technology Fund II LP	2/23/00-3/23/04	—	0.01%	541,172
Templeton EE FD	12/05/97-6/24/02	471,720	0.00%	218,789

				$23,191,019

**	GMO Emerging Markets Fund has committed an additional $7,724,246 to this investment.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
28,973,915	USD	12/24/12	MSCS	Depreciation of Total Return on Asustek Computer Inc + (Daily Fed Funds Rate minus 3.00%)	Appreciation of Total Return on Asustek Computer Inc	$357,043

				Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

ADR - American Depositary Receipt

CPO - Ordinary Participation Certificate (Certificado de Participacion Ordinares), representing a bundle of shares of the multiple series of one issuer that trade together as a unit.

ETF - Exchange-Trade Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

*	Non-income producing security.
(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	Affiliated company.

(d)	Private placement securities which are restricted as to resale.

(e)	The security is currently in full liquidation.

(f)	Represents an investment to equitize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(g)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

Counterparty Abbreviations:

MSCS - Morgan Stanley Capital Services LLC

Currency Abbreviations:

EUR - Euro

USD - United States Dollar

ZAR - South African Rand

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$10,742,606,402	$683,724,806	$(890,406,840)	$(206,682,034)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
Special Purpose Holding Fund	$4,032	$—	$—	$—	$—	$4,758
U.S. Treasury Fund	6,901,300	1,788,953,469	1,727,049,311	59,684	—	68,805,458

Totals	$6,905,332	$1,788,953,469	$1,727,049,311	$59,684	$—	$68,810,216

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Investments in Other Affiliated Issuers

An affiliated company is a company in which the Fund has or had ownership of at least 5% of the voting securities. A summary of the Fund’s transactions involving companies that are or were affiliates during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income	Value, end of period
In the F Co Ltd*	$2,102,698		$—	$1,927,617	$—	$—
Kiri Industries Ltd	2,079,532		178,506	183,791	—	229,146
Pumyang Construction Co Ltd*	784,690		—	467,818	—	—
Star Block Co Ltd (Foreign Registered)	0	**	—	—	—	0	**

Totals	$4,966,920		$178,506	$2,579,226	$—	$229,146

*	No longer an affiliate as of November 30, 2012.
**	Represents the interest in securities that were determined to have a value of zero as of November 30, 2012.

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.0%

	Taiwan — 98.0%
5,000	Advantech Co Ltd	18,681
254,122	Arima Communications Corp	129,640
104,906	Asia Cement Corp	134,940
226,323	Asustek Computer Inc	2,498,616
3,577,000	AU Optronics Corp *	1,511,783
26,448	Catcher Technology Co Ltd	135,626
142,356	China Life Insurance Co Ltd *	123,541
182,888	China Petrochemical Development Corp	107,297
146,897	China Steel Corp	134,485
3,377,793	Chinatrust Financial Holding Co Ltd	1,959,244
1,254,132	Chunghwa Telecom Co Ltd	4,055,962
114,000	Compal Communications Inc *	121,876
4,454,486	Compal Electronics Inc	3,015,802
7,952	Compeq Manufacturing Co Ltd	3,342
793,000	Delta Electronics Inc	2,841,891
13,000	Dynapack International Technology Corp	50,704
101,000	E Ink Holdings Inc	74,658
534,000	Elan Microelectronics Corp	830,330
1,751,767	Far Eastone Telecommunications Co Ltd	4,388,049
5,985	First Financial Holding Co Ltd	3,658
31,449	Flexium Interconnect Inc	128,400
53,000	Formosa Chemicals & Fibre Co	125,580
10,605	Formosa Petrochemical Corp	32,243
2,076,455	Fubon Financial Holding Co Ltd	2,359,499
19,767	Genesis Photonics Inc *	13,451
56,531	Gintech Energy Corp *	48,413
245,000	Grand Pacific Petrochemical Corp	126,131
61,600	Highwealth Construction Corp	114,339
1,265,329	Hon Hai Precision Industry Co Ltd	4,062,871
61,000	Hotai Motor Company Ltd	452,036
13,228	HTC Corp	121,152
2,332,377	Innolux Display Corp *	1,044,866
2,000	Largan Precision Co Ltd	54,698
1,364,711	Lite-On Technology Corp	1,866,044
395,151	Macronix International Co Ltd	110,865
5,000	MediaTek Inc	56,924
169,597	Mega Financial Holding Co Ltd	132,855
67,180	Nan Ya Plastics Corp	118,890
130,000	Neo Solar Power Corp *	75,282
235,995	Novatek Microelectronics Corp Ltd	950,481
13,000	Phison Electronics Corp	91,781
922,425	Powertech Technology Inc	1,368,115
1,021,856	Quanta Computer Inc	2,570,644
516,000	Ruentex Development Co Ltd	983,676
34,000	Senao International Co Ltd	114,206
6,552,923	Taishin Financial Holding Co Ltd	2,493,782
109,000	Taiwan Cement Corp	142,810
9,770	Taiwan Glass Industrial Corp	9,218
1,151,158	Taiwan Mobile Co Ltd	4,142,135
1,281,190	Taiwan Semiconductor Manufacturing Co Ltd	4,353,304

Shares / Par Value		Description	Value ($)
		Taiwan — continued
	81,358	TPK Holding Co Ltd	1,300,069
	32,340	TSRC Corp	69,920
	30,000	Ubright Optronics Corp	127,279
	3,126,000	United Microelectronics Corp	1,207,739
	58,500	United Microelectronics Corp Sponsored ADR	111,735
	2,469,963	Wistron Corp	2,712,428
	2,968,195	Ya Hsin Industrial Co Ltd * (a) (b)	—
	710,152	Yungtay Engineering Co Ltd	1,334,125
	226,000	Zhen Ding Technology Holding Ltd	618,768

		Total Taiwan	57,886,879

		TOTAL COMMON STOCKS (COST $57,688,790)	57,886,879

		INVESTMENT FUNDS — 1.4%

		United States — 1.4%
	59,137	iShares MSCI Taiwan Index Fund (c)	801,898

		TOTAL INVESTMENT FUNDS (COST $791,063)	801,898

		MUTUAL FUNDS — 1.5%

		United States — 1.5%
		Affiliated Issuers — 1.5%
	35,684	GMO U.S. Treasury Fund	892,093

		TOTAL MUTUAL FUNDS (COST $892,093)	892,093

		SHORT-TERM INVESTMENTS — 0.5%

		Time Deposits — 0.5%
USD	57,287	Bank of Tokyo-Mitsubishi (Tokyo) Time Deposit, 0.07%, due 12/03/12	57,287
USD	80,000	Barclays Bank (London) Time Deposit, 0.07%, due 12/03/12	80,000
USD	80,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	80,000
USD	80,000	Royal Bank of Canada (Toronto) Time Deposit, 0.07%, due 12/03/12	80,000

		Total Time Deposits	297,287

		TOTAL SHORT-TERM INVESTMENTS (COST $297,287)	297,287

		TOTAL INVESTMENTS — 101.4% (Cost $59,669,233)	59,878,157
		Other Assets and Liabilities (net) — (1.4%)	(821,304)

		TOTAL NET ASSETS — 100.0%	$59,056,853

Taiwan Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

MSCI - Morgan Stanley Capital International

*	Non-income producing security.

(a)	Bankrupt issuer.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	Represents an investment to equitize cash. The iShares® MSCI Taiwan Index Fund prospectus states that the fund invests in the Taiwanese market and seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan Index. iShares® is a registered trademark of BlackRock.

Currency Abbreviations:

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$62,250,625	$2,951,620	$(5,324,088)	$(2,372,468)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds ("underlying funds"). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund's Schedule of Investments.

A summary of the Fund's transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$1,500,036	$23,931,716	$24,539,659	$634	$—	$892,093

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are valued at the most recent quoted price. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (“the Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives, if any, that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using fair value inputs obtained from an independent pricing service. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees		Fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	1.0%		77.5%
Emerging Domestic Opportunities Fund	1.6%		70.4%
Emerging Markets Fund	1.1%		77.8%
Taiwan Fund	0.0%	*	97.8%

*	Rounds to 0.0%.

Derivatives

Fund Name	Swaps agreements fair valued using inputs obtained from an independent pricing service
Emerging Countries Fund	—
Emerging Domestic Opportunities Fund	—
Emerging Markets Fund	0.0%	*
Taiwan Fund	—

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any, (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At November 30, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; non-exchange traded equity securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; and certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Valuation Inputs as of November 30, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Emerging Countries Fund
Asset Valuation Inputs
Common Stocks
Brazil	$11,001,930	$—	$—		$11,001,930
Chile	524,834	—	—		524,834
China	1,838,748	25,286,945	—		27,125,693
Czech Republic	—	2,842,820	—		2,842,820
Egypt	—	2,558,801	—		2,558,801
Hungary	—	363,583	—		363,583
India	1,053,289	10,390,695	568,123		12,012,107
Indonesia	578,208	8,502,089	—		9,080,297
Malaysia	—	1,096,623	—		1,096,623
Mexico	4,269,183	—	—		4,269,183
Morocco	—	331,811	—		331,811
Philippines	539,572	3,579,318	—		4,118,890
Poland	—	4,975,678	—		4,975,678
Russia	67,712	19,786,848	—		19,854,560
South Africa	55,055	5,892,085	—		5,947,140
South Korea	1,613,604	15,055,796	—		16,669,400
Sri Lanka	—	147,337	—		147,337
Taiwan	48,852	10,021,223	0	**	10,070,075
Thailand	—	7,179,021	1,183,354		8,362,375
Turkey	13,635	6,991,947	—		7,005,582
United Kingdom	52,715	834,000	—		886,715
United States	931,098	—	—		931,098

TOTAL COMMON STOCKS	22,588,435	125,836,620	1,751,477		150,176,532

Preferred Stocks
Brazil	10,200,469	—	—		10,200,469
Chile	72,918	—	—		72,918
Russia	—	3,131,988	—		3,131,988
South Korea	—	1,127,247	—		1,127,247

TOTAL PREFERRED STOCKS	10,273,387	4,259,235	—		14,532,622

Investment Funds
United States	1,050,369	—	—		1,050,369

TOTAL INVESTMENT FUNDS	1,050,369	—	—		1,050,369

Rights/Warrants
Thailand	—	846	—		846

TOTAL RIGHTS/WARRANTS	—	846	—		846

Mutual Funds
United States	1,255,084	—	—		1,255,084

TOTAL MUTUAL FUNDS	1,255,084	—	—		1,255,084

Short-Term Investments	408,325	—	—		408,325

Total Investments	35,575,600	130,096,701	1,751,477		167,423,778

Total	$35,575,600	$130,096,701	$1,751,477		$167,423,778

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Domestic Opportunities Fund
Asset Valuation Inputs
Common Stocks
Belgium	$—	$36,793,037	$—	$36,793,037
Brazil	47,194,527	—	—	47,194,527
China	16,898,335	83,181,922	—	100,080,257
France	—	17,315,777	—	17,315,777
India	1,314,144	124,557,845	—	125,871,989
Indonesia	—	65,779,933	—	65,779,933
Malaysia	—	19,394,902	—	19,394,902
Mexico	80,886,032	—	—	80,886,032
Nigeria	—	7,810,651	—	7,810,651
Panama	27,674,312	—	—	27,674,312
Philippines	2,075,037	98,125,165	—	100,200,202
Russia	—	35,040,844	—	35,040,844
South Africa	—	45,031,750	—	45,031,750
Taiwan	—	27,471,718	—	27,471,718
Thailand	—	146,894,146	21,451,884	168,346,030
Turkey	—	50,722,685	—	50,722,685
United Kingdom	—	150,704,250	—	150,704,250
United States	98,082,755	—	—	98,082,755

TOTAL COMMON STOCKS	274,125,142	908,824,625	21,451,884	1,204,401,651

Investment Funds
Thailand	—	3,598,458	—	3,598,458
United States	32,470,056	—	—	32,470,056

TOTAL INVESTMENT FUNDS	32,470,056	3,598,458	—	36,068,514

Debt Obligations
India	—	6,087,309	—	6,087,309

TOTAL DEBT OBLIGATIONS	—	6,087,309	—	6,087,309

Mutual Funds
United States	35,303,239	—	—	35,303,239

TOTAL MUTUAL FUNDS	35,303,239	—	—	35,303,239

Short-Term Investments	11,917,590	—	—	11,917,590

Total Investments	353,816,027	918,510,392	21,451,884	1,293,778,303

Total	$353,816,027	$918,510,392	$21,451,884	$1,293,778,303

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilites (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Emerging Markets Fund
Asset Valuation Inputs
Common Stocks
Brazil	$680,950,026	$—	$—		$680,950,026
Chile	40,291,743	—	—		40,291,743
China	115,266,943	1,586,587,155	0	**	1,701,854,098
Czech Republic	—	174,950,312	—		174,950,312
Egypt	—	173,663,190	—		173,663,190
Hungary	—	22,565,925	—		22,565,925
India	62,212,636	670,047,257	39,220,526		771,480,419
Indonesia	31,732,968	544,892,345	—		576,625,313
Kazakhstan	—	17,150,245	—		17,150,245
Malaysia	—	46,711,907	—		46,711,907
Mexico	324,020,345	—	—		324,020,345
Morocco	—	10,170,627	—		10,170,627
Nigeria	—	4,226,169	—		4,226,169
Panama	13,979,416	—	—		13,979,416
Philippines	38,433,294	236,921,850	—		275,355,144
Poland	—	307,526,587	—		307,526,587
Russia	4,823,422	1,225,389,471	1,350		1,230,214,243
South Africa	3,553,165	361,601,877	—		365,155,042
South Korea	58,289,665	974,051,221	0	**	1,032,340,886
Sri Lanka	—	6,167,875	1,612,755		7,780,630
Taiwan	2,138,054	574,678,549	—		576,816,603
Thailand	—	446,642,187	56,725,100		503,367,287
Turkey	898,395	489,217,304	0	**	490,115,699
United Kingdom	2,836,067	43,187,732	—		46,023,799
United States	48,513,824	—	—		48,513,824

TOTAL COMMON STOCKS	1,427,939,963	7,916,349,785	97,559,731		9,441,849,479

Preferred Stocks
Brazil	652,472,426	—	—		652,472,426
Russia	75,625	228,625,382	—		228,701,007
South Korea	—	67,576,327	—		67,576,327

TOTAL PREFERRED STOCKS	652,548,051	296,201,709	—		948,749,760

Investment Funds
China	—	—	2,371,871		2,371,871
India	—	—	11,356,815		11,356,815
Poland	—	—	218,789		218,789
Russia	—	—	7,626,789		7,626,789
Thailand	—	2,903,208	—		2,903,208
Ukraine	—	—	4,000		4,000
United States	30,761,425	—	—		30,761,425

TOTAL INVESTMENT FUNDS	30,761,425	2,903,208	21,578,264		55,242,897

Mutual Funds
United States	68,805,458	4,758	—		68,810,216

TOTAL MUTUAL FUNDS	68,805,458	4,758	—		68,810,216

SHORT-TERM INVESTMENTS	21,272,016	—	—		21,272,016

Total Investments	2,201,326,913	8,215,459,460	119,137,995		10,535,924,368

Derivatives*
Swap Agreements
Equity risk	—	357,043	—		357,043

TOTAL DERIVATIVES	—	357,043	—		357,043

Total	$2,201,326,913	$8,215,816,503	$119,137,995		$10,536,281,411

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Taiwan Fund
Asset Valuation Inputs
Common Stocks
Taiwan	$111,735	$57,775,144	$0	**	$57,886,879

TOTAL COMMON STOCKS	111,735	57,775,144	0	**	57,886,879

Investment Funds
United States	801,898	—	—		801,898

TOTAL INVESTMENT FUNDS	801,898	—	—		801,898

Mutual Funds
United States	892,093	—	—		892,093

TOTAL MUTUAL FUNDS	892,093	—	—		892,093

Short-Term Investments	297,287	—	—		297,287

Total Investments	2,103,013	57,775,144	0	**	59,878,157

Total	$2,103,013	$57,775,144	$0	**	$59,878,157

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

**	Represents an interest in securities that were determined to have a value of zero as of November 30, 2012.

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 *	Transfer out of Level 3 *		Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Emerging Countries Fund
Common Stocks
Egypt	$154,390	$—	$—	$—	$—	$(110,845)	$—	$(43,545	)**	$—	$—
India	1,001,378	423,785	(185,493)	—	7,117	(85,007)	—	(593,657	)**	568,123	(48,086)
Taiwan	9,602	—	—	—	—	(9,602)	—	—		—	—
Thailand	6,284,945	2,608,059	(3,175,820)	—	860,810	(198,591)	—	(5,196,049	)**	1,183,354	(154,712)

Total	$7,450,315	$3,031,844	$(3,361,313)	$—	$867,927	$(404,045)	$—	$(5,833,251)		$1,751,477	$(202,798)

Emerging Domestic Opportunities Fund
Common Stocks
India	$3,241,500	$7,317,252	$(5,597,714)	$—	$(326,050)	$342,032	$—	$(4,977,020	)**	$—	$—
Thailand	44,468,502	86,660,234	(50,851,290)	—	11,177,288	11,471,597	—	(81,474,447	)**	21,451,884	3,308,193

Total	$47,710,002	$93,977,486	$(56,449,004)	$—	$10,851,238	$11,813,629	$—	$(86,451,467)		$21,451,884	$3,308,193

Emerging Markets Fund
Common Stocks
Egypt	$7,003,881	$—	$—	$—	$—	$(5,028,461)	$—	$(1,975,420	)**	$—	$—
India	38,790,855	27,255,360	(11,541,561)	—	919,341	577,222	—	(16,780,691	)**	39,220,526	(1,669,253)
Russia	364,887	—	(366,003)	—	43,660	(41,194)	—	—		1,350	—
Sri Lanka	1,721,903	—	—	—	—	(109,148)	—	—		1,612,755	(109,148)
Thailand	374,171,496	156,413,704	(170,978,419)	—	54,062,377	(9,783,938)	—	(347,160,120	)**	56,725,100	(4,987,220)

Total Common Stocks	422,053,022	183,669,064	(182,885,983)	—	55,025,378	(14,385,519)	—	(365,916,231)		97,559,731	(6,765,621)

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 *	Transfer out of Level 3 *	Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Investment Funds
China	$10,905,267	$—	$(8,832,339)	$—	$4,936,154	$(4,637,211)	$—	$—	$2,371,871	$25,665
India	11,894,392	—	(247,852)	—	(76,342)	(213,383)	—	—	11,356,815	(213,383)
Poland	235,581	—	—	—	—	(16,792)	—	—	218,789	(16,792)
Russia	8,542,075	—	(151,544)	—	22,658	(786,400)	—	—	7,626,789	(786,400)
Ukraine	4,000	—	—	—	—	—	—	—	4,000	—

Total Investment Funds	31,581,315	—	(9,231,735)	—	4,882,470	(5,653,786)	—	—	21,578,264	(990,910)

Debt Obligations
Poland	26,640,488	—	(31,817,802)	—	2,312,327	2,864,987	—	—	—	—

Total	$480,274,825	$183,669,064	$(223,935,520)	$—	$62,220,175	$(17,174,318)	$—	$(365,916,231)	$119,137,995	$(7,756,531)

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities using Level 3 inputs (based on the Funds’ net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities
Emerging Countries Fund	1.0%
Emerging Domestic Opportunities Fund	1.7%
Emerging Markets Fund	1.1%
Taiwan Fund	0.0%

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Other matters

Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.11% of the Fund’s total net assets as of November 30, 2012. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of the Trust’s Board of Trustees. The costs in respect of this matter are being borne by EMF.

GMO Special Purpose Holding Fund (“SPHF”), an investment of EMF, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended November 30, 2012, EMF received no distributions from SPHF in connection with the defaulted securities or the related litigation.

Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund	Taiwan Fund
Market Risk – Equity Securities Risk	—	—	—	—
Liquidity Risk	—	—	—	—
Smaller Company Risk	—	—	—	—
Derivatives Risk	—	—	—	—
Non-U.S. Investment Risk	—	—	—	—
Currency Risk	—	—	—	—
Focused Investment Risk	—	—	—	—
Leveraging Risk	—	—	—	—
Counterparty Risk	—	—	—	—
Market Disruption and Geopolitical Risk	—	—	—	—
Large Shareholder Risk	—	—	—	—
Management and Operational Risk	—	—	—	—
Fund of Funds Risk	—	—	—	—
Non-Diversified Funds	—	—	—	—

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. The Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner. The Funds invest a substantial portion of their assets in equities and, generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. In addition, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., forward currency contracts), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investment and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying funds”), are exposed to the risk that the underlying funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying Funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying funds. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

The following Funds are not diversified investment companies under the 1940 Act, as amended:

•	Emerging Countries Fund
•	Emerging Domestic Opportunities Fund
•	Emerging Markets Fund
•	Taiwan Fund

Temporary Defensive Positions. The Funds normally do not take temporary defensive positions. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposure, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds may have investment exposures in excess of their net assets (i.e. they may be leveraged). A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Emerging Countries Fund	Emerging Domestic Opportunities Fund	Emerging Markets Fund
Swap agreements
To achieve returns comparable to holding and lending a direct equity position			X
As a substitute for direct investment in securities			X
Rights and/or warrants
Received as a result of corporate actions	X	X	X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Emerging Countries Fund
Asset:
Investments, at value (rights and/or warrants)	$—	$—	$846	$—	$—	$—	$846

Total	$—	$—	$846	$—	$—	$—	$846

Emerging Markets Fund
Asset:
Unrealized Appreciation on Swap Agreements	$—	$—	$357,043	$—	$—	$—	$357,043

Total	$—	$—	$357,043	$—	$—	$—	$357,043

The volume of derivative activity, based on absolute values (rights and/or warrants) or notional amounts (swap agreements) outstanding at each month-end, was as follows for the period ended November 30, 2012.

	Swap Agreements ($)	Rights and/or Warrants ($)
Emerging Countries Fund	—	5,721
Emerging Domestic Opportunities Fund	—	5,216
Emerging Markets Fund	40,278,864	664,436

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 92.4%

	United States — 92.4%

	Affiliated Issuers
17,826,686	GMO International Growth Equity Fund, Class IV	429,979,671
48,659,525	GMO International Intrinsic Value Fund, Class IV	997,033,662
34,312,763	GMO U.S. Core Equity Fund, Class VI	471,457,362
85,803,783	GMO U.S. Flexible Equities Fund, Class VI	876,056,624
6,259,981	GMO U.S. Treasury Fund	156,499,523

	Total United States	2,931,026,842

	TOTAL MUTUAL FUNDS (COST $2,838,865,875)	2,931,026,842

	INVESTMENT FUNDS — 2.0%

	United States — 2.0%
1,495,041	Vanguard Emerging Markets ETF (a)	62,851,524

	TOTAL INVESTMENT FUNDS (COST $63,644,066)	62,851,524

Par Value		Description	Value ($)
		SHORT-TERM INVESTMENTS — 1.2%

		Time Deposits — 1.2%
USD	6,130,464	Bank of America (Charlotte) Time Deposit, 0.07%, due 12/03/12	6,130,464
USD	15,000,000	Citibank (New York) Time Deposit, 0.07%, due 12/03/12	15,000,000
USD	15,000,000	Skandinaviska Enskilda Banken AB (Stockholm) Time Deposit, 0.07%, due 12/03/12	15,000,002

		Total Time Deposits	36,130,466

		Total SHORT-TERM INVESTMENTS (COST $36,130,466)	36,130,466

		TOTAL INVESTMENTS — 95.6% (Cost $2,938,640,407)	3,030,008,832
		Other Assets and Liabilities (net) — 4.4%	140,965,330

		TOTAL NET ASSETS — 100.0%	$3,170,974,162

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BOA	USD	9,741,400	AUD	9,345,846	$4,242
12/14/12	JPM	USD	8,302,000	CHF	7,702,596	10,886
12/14/12	DB	USD	1,057,100	DKK	6,100,742	6,646
12/14/12	BOA	USD	23,311,300	EUR	17,966,901	57,604
12/14/12	RBS	USD	2,643,500	EUR	2,037,791	6,982
12/14/12	BCLY	USD	21,934,300	GBP	13,673,216	(28,519)
12/14/12	RBS	USD	2,800,600	HKD	21,704,034	(103)
12/14/12	DB	USD	11,095,700	JPY	910,729,508	(46,936)
12/14/12	BBH	USD	285,300	NOK	1,645,041	5,006
12/14/12	BCLY	USD	993,100	NOK	5,650,975	4,148
12/14/12	BBH	USD	685,800	SEK	4,593,351	4,374
12/14/12	RBS	USD	2,755,100	SEK	18,382,027	6,893
12/14/12	BOA	USD	1,760,900	SGD	2,148,328	(840)
12/14/12	BBH	AUD	11,712,000	USD	11,978,682	(234,332)
12/14/12	BCLY	AUD	5,102,000	USD	5,215,417	(104,835)
12/14/12	BOA	AUD	8,111,247	USD	8,296,654	(161,575)
12/14/12	BONY	AUD	4,744,000	USD	4,849,839	(97,100)
12/14/12	JPM	AUD	7,396,000	USD	7,560,546	(151,839)

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	DB	AUD	5,663,467	USD	5,788,800	$(116,939)
12/14/12	GS	AUD	1,666,458	USD	1,726,600	(11,145)
12/14/12	MSCI	AUD	8,607,244	USD	8,833,710	(141,734)
12/14/12	RBS	AUD	7,625,403	USD	7,784,370	(167,232)
12/14/12	SSB	AUD	5,209,374	USD	5,330,466	(101,754)
12/14/12	BBH	CHF	4,426,000	USD	4,777,789	1,109
12/14/12	BCLY	CHF	4,507,208	USD	4,868,131	3,809
12/14/12	BOA	CHF	17,410,176	USD	18,723,991	(65,624)
12/14/12	BONY	CHF	6,525,027	USD	7,048,330	6,314
12/14/12	JPM	CHF	5,920,000	USD	6,395,499	6,447
12/14/12	DB	CHF	5,464,070	USD	5,890,952	(6,046)
12/14/12	MSCI	CHF	8,526,403	USD	9,197,031	(4,934)
12/14/12	RBS	CHF	4,526,114	USD	4,880,728	(3,998)
12/14/12	SSB	CHF	5,173,000	USD	5,589,689	6,823
12/14/12	BBH	DKK	4,472,000	USD	782,987	3,234
12/14/12	BCLY	DKK	4,173,855	USD	730,960	3,192
12/14/12	BOA	DKK	7,012,518	USD	1,227,578	4,851
12/14/12	BONY	DKK	8,554,000	USD	1,497,816	6,312
12/14/12	JPM	DKK	2,391,000	USD	418,868	1,965
12/14/12	DB	DKK	10,809,297	USD	1,887,261	2,515
12/14/12	GS	DKK	6,769,000	USD	1,185,286	5,020
12/14/12	MSCI	DKK	6,305,029	USD	1,104,278	4,911
12/14/12	BBH	EUR	10,935,531	USD	14,272,290	48,837
12/14/12	BCLY	EUR	17,178,000	USD	22,426,394	83,586
12/14/12	BOA	EUR	12,552,000	USD	16,380,837	54,901
12/14/12	BONY	EUR	8,799,013	USD	11,484,164	39,603
12/14/12	JPM	EUR	12,042,000	USD	15,729,573	66,976
12/14/12	DB	EUR	20,182,344	USD	26,122,856	(127,594)
12/14/12	GS	EUR	20,288,000	USD	26,486,369	98,496
12/14/12	MSCI	EUR	26,879,026	USD	35,101,454	140,870
12/14/12	RBS	EUR	9,367,977	USD	12,208,854	24,262
12/14/12	SSB	EUR	27,290,608	USD	35,650,786	154,871
12/14/12	BBH	GBP	7,710,296	USD	12,419,359	66,738
12/14/12	BCLY	GBP	9,608,000	USD	15,482,908	89,986
12/14/12	BOA	GBP	8,634,901	USD	13,908,779	74,854
12/14/12	BONY	GBP	5,360,946	USD	8,640,960	52,220
12/14/12	JPM	GBP	18,976,354	USD	30,580,907	178,999
12/14/12	DB	GBP	8,914,436	USD	14,341,837	60,070
12/14/12	GS	GBP	12,704,000	USD	20,473,258	120,253
12/14/12	MSCI	GBP	20,076,274	USD	32,294,162	130,078
12/14/12	RBS	GBP	9,529,439	USD	15,333,001	65,941
12/14/12	SSB	GBP	6,651,099	USD	10,723,966	68,278
12/14/12	BBH	HKD	43,050,856	USD	5,554,639	(264)
12/14/12	BCLY	HKD	12,068,000	USD	1,557,065	(83)
12/14/12	BOA	HKD	15,061,000	USD	1,943,271	(68)
12/14/12	BONY	HKD	11,152,379	USD	1,438,831	(174)
12/14/12	JPM	HKD	16,770,879	USD	2,163,768	(198)
12/14/12	DB	HKD	8,494,000	USD	1,095,859	(132)

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	GS	HKD	9,207,976	USD	1,188,100	$(16)
12/14/12	MSCI	HKD	31,072,000	USD	4,009,123	(134)
12/14/12	RBS	HKD	12,092,000	USD	1,560,133	(112)
12/14/12	SSB	HKD	26,822,000	USD	3,460,732	(142)
12/14/12	BBH	JPY	1,337,970,641	USD	16,928,552	696,596
12/14/12	BCLY	JPY	1,036,768,735	USD	13,149,454	571,612
12/14/12	BOA	JPY	2,307,900,325	USD	29,257,929	1,259,006
12/14/12	BONY	JPY	1,301,130,000	USD	16,514,003	728,989
12/14/12	JPM	JPY	897,931,058	USD	11,390,670	497,174
12/14/12	DB	JPY	959,900,000	USD	12,181,472	536,183
12/14/12	GS	JPY	1,053,604,000	USD	13,359,250	577,166
12/14/12	MSCI	JPY	804,097,000	USD	10,199,229	444,107
12/14/12	RBS	JPY	1,086,626,623	USD	13,772,480	589,772
12/14/12	SSB	JPY	818,759,487	USD	10,381,785	448,781
12/14/12	BBH	NOK	4,047,000	USD	712,789	(1,400)
12/14/12	BCLY	NOK	5,222,466	USD	919,379	(2,248)
12/14/12	BOA	NOK	15,957,046	USD	2,807,720	(8,276)
12/14/12	DB	NOK	10,707,000	USD	1,882,384	(7,118)
12/14/12	MSCI	NOK	6,530,988	USD	1,149,640	(2,906)
12/14/12	BBH	NZD	250,476	USD	203,387	(2,103)
12/14/12	BCLY	NZD	185,000	USD	150,103	(1,670)
12/14/12	BOA	NZD	332,000	USD	269,500	(2,872)
12/14/12	DB	NZD	132,000	USD	106,851	(1,441)
12/14/12	MSCI	NZD	185,000	USD	150,024	(1,750)
12/14/12	BBH	SEK	21,386,951	USD	3,208,288	(5,210)
12/14/12	BCLY	SEK	16,001,000	USD	2,411,954	7,723
12/14/12	BOA	SEK	6,610,776	USD	998,005	4,702
12/14/12	BONY	SEK	14,088,269	USD	2,125,802	8,969
12/14/12	JPM	SEK	9,883,287	USD	1,490,771	5,757
12/14/12	DB	SEK	29,678,000	USD	4,462,186	2,916
12/14/12	MSCI	SEK	21,454,349	USD	3,234,696	11,071
12/14/12	RBS	SEK	30,831,000	USD	4,640,786	8,273
12/14/12	SSB	SEK	11,613,817	USD	1,750,932	5,897
12/14/12	BBH	SGD	2,931,559	USD	2,400,168	(1,570)
12/14/12	BCLY	SGD	2,813,000	USD	2,304,302	(304)
12/14/12	BOA	SGD	1,714,000	USD	1,403,605	(623)
12/14/12	BONY	SGD	2,199,618	USD	1,803,099	1,018
12/14/12	JPM	SGD	1,123,490	USD	921,447	1,006
12/14/12	DB	SGD	2,092,017	USD	1,714,768	841
12/14/12	GS	SGD	1,497,038	USD	1,226,082	(396)
12/14/12	MSCI	SGD	955,000	USD	782,055	(348)
12/14/12	RBS	SGD	1,170,000	USD	958,510	(36)
12/14/12	SSB	SGD	589,000	USD	482,445	(105)

						$6,575,883

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Sales
166	Amesterdam IDX	December 2012	$14,552,321	$(180,438)
1,199	CAC 40	December 2012	55,435,109	(2,280,445)
209	DAX	December 2012	50,450,410	(616,098)
1,411	FTSE 100	December 2012	132,897,669	(538,172)
127	FTSE/MIB	December 2012	13,072,705	88,666
130	Hang Seng	December 2012	18,465,597	(34,272)
148	IBEX 35	December 2012	15,239,694	(466,357)
190	MSCI Singapore	December 2012	10,844,833	(256,434)
1,120	OMXS 30	December 2012	18,310,951	(593,608)
567	S&P 400 E-Mini Index	December 2012	56,665,980	292,705
20,889	S&P 500 E-Mini Index	December 2012	1,477,374,525	24,338,260
440	SPI 200	December 2012	51,897,114	(1,291,643)
1,203	TOPIX	December 2012	114,399,353	(7,447,540)

			$2,029,606,261	$11,014,624

Swap Agreements

Total Return Swaps

Notional Amount	Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
31,139,321	7/23/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	$(1,130,506)
46,235,038	1/29/2013	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.03%	(622,997)
37,980,090	2/8/2013	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	(1,187,532)
115,149,102	9/30/2013	CSI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.13%	(1,793,661)
42,766,837	8/7/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.09%	(1,337,200)
65,639,736	3/13/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.08%	(2,823,154)
32,950,117	3/14/2013	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.07%	(1,767,272)
66,982,907	3/21/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.06%	(2,271,468)
39,284,970	4/3/2013	CITI	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.05%	(1,042,303)
177,501,914	5/14/2013	JPM	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.03%	(8,977,772)
111,921,180	5/13/2013	BNP	MSCI Daily Total Return EAFE	1 month USD LIBOR BBA minus 0.04%	(4,811,970)

					$(27,765,835)

			Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

USD LIBOR - London Interbank Offered Rate denominated in United States Dollars.

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

(a)	Represents an investment to obtain exposure in Emerging Markets. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BNP - BNP Paribus

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

RBS - Royal Bank of Scotland PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Alpha Only Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,052,630,019	$8,431,381	$(31,052,568)	$(22,621,187)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
International Growth Equity Fund, Class IV	$371,621,126	$211,996,038		$171,911,900		$8,123,535	$—	$—	$429,979,671
International Intrinsic Value Fund, Class IV	557,233,684	592,321,713		180,504,600		8,228,784	—	—	997,033,662
Quality Fund, Class VI	603,807,351	208,642,715		794,583,492	**	7,921,059	29,455,255	—	—
U.S. Core Equity Fund, Class VI	310,897,414	221,658,949		78,434,000		1,606,864	—	—	471,457,362
U.S. Flexible Equities Fund, Class VI	—	928,931,214	***	66,471,100		—	—	—	876,056,624
U.S. Treasury Fund	50,921,848	1,133,082,675		1,027,505,000		83,091	—	—	156,499,523

Totals	$1,894,481,423	$3,296,633,304		$2,319,410,092		$25,963,333	$29,455,255	$—	$2,931,026,842

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.
**	$715,624,592 was redeemed in-kind.
***	$715,624,592 was purchased in-kind.

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($) / Shares	Description	Value ($)
	DEBT OBLIGATIONS — 1.2%

	U.S. Government — 1.2%
7,881,480	U.S. Treasury Inflation Indexed Note, 0.63%, due 04/15/13(a)(b)(d)	7,877,169

	TOTAL DEBT OBLIGATIONS (COST $7,969,886)	7,877,169

	MUTUAL FUNDS — 62.9%

	Affiliated Issuers — 62.9%
791,020	GMO Short-Duration Collateral Fund	3,314,375
16,653,183	GMO U.S. Treasury Fund	416,329,563

	TOTAL MUTUAL FUNDS (COST $420,339,618)	419,643,938

Par Value ($) / Shares	Description	Value ($)
	SHORT-TERM INVESTMENTS — 33.2%

	Money Market Funds — 6.5%
4,836,881	State Street Institutional Liquid Reserves Fund, 0.18%(a)(c)	4,836,881
38,791,155	State Street Institutional Treasury Plus Money Market Fund-Institutional Class, 0.03%(c)	38,791,155

	Total Money Market Funds	43,628,036

	U.S. Government — 26.7%
8,400,000	U.S. Treasury Bill, 0.08%, due 03/07/13(d)(e)	8,398,303
159,500,000	U.S. Treasury Bill, 0.13%, due 05/30/13(a)(d)(e)	159,397,601
10,000,000	U.S. Treasury Bill, 0.14%, due 07/25/13(a)(e)	9,991,070

	Total U.S. Government	177,786,974

	TOTAL SHORT-TERM INVESTMENTS (COST $221,389,703)	221,415,010

	TOTAL INVESTMENTS — 97.3% (Cost $649,699,207)	648,936,117
	Other Assets and Liabilities (net) — 2.7%	18,191,501

	TOTAL NET ASSETS — 100.0%	$667,127,618

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/10/12	BCLY	USD	22,399,791	CHF	21,100,000	$371,315
12/10/12	CSI	USD	28,530,861	CHF	26,700,000	283,760
12/13/12	BCLY	USD	29,424,369	JPY	2,327,600,000	(1,185,647)
12/13/12	CITI	USD	18,924,215	JPY	1,497,000,000	(762,431)

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
01/22/13	CITI	AUD	32,700,000	USD	33,770,925	$(224,752)
01/14/13	CITI	AUD	16,100,000	USD	16,663,033	(85,455)
12/10/12	DB	AUD	12,100,000	USD	12,382,489	(239,199)
01/14/13	JPM	AUD	53,200,000	USD	55,020,770	(322,061)
01/22/13	JPM	AUD	9,300,000	USD	9,605,459	(63,037)
12/10/12	BCLY	CHF	21,100,000	USD	22,538,666	(232,440)
12/10/12	CSI	CHF	26,700,000	USD	28,525,032	(289,590)
12/13/12	BCLY	JPY	2,327,600,000	USD	29,159,746	921,024
12/13/12	CITI	JPY	1,497,000,000	USD	18,405,117	243,333

						$(1,585,180)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
326	Corn(a)	March 2013	$12,269,825	$198,605
380	Euro STOXX 50	December 2012	12,745,658	360,631
1,115	FTSE 100	December 2012	104,924,090	1,251,485
544	FTSE 40	December 2012	20,768,973	311,804
338	Gasoline RBOB(a)	December 2012	38,759,339	1,278,169
239	Hang Seng	December 2012	33,957,169	38,870
223	S&P 500 Index	December 2012	78,852,800	(1,918,956)

			$302,277,854	$1,520,608

Sales
149	Gold 100 OZ(a)	February 2013	$25,519,230	$250,105
29	Japanese Government Bond 10 Yr. (TSE)	December 2012	50,960,636	(146,395)
446	Light Sweet Crude Oil(a)	December 2012	39,653,860	(1,140,929)
452	Nikkei 225	December 2012	51,815,370	(3,708,611)
91	S&P TSE 60 Index	December 2012	12,860,100	101,765
74	Silver(a)	March 2013	12,313,230	(220,603)
557	Sugar 11(a)	February 2013	12,065,065	514,760

			$205,187,491	$(4,349,908)

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

RBOB - Reformulated Blendstock for Oxygenate Blending.

(a)	All or a portion of this security is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Asset Opportunity Fund.

(b)	Indexed security in which price and/or coupon is linked to the prices of a specific instrument or financial statistic.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2012.

(d)	All or a portion of this security has been pledged to cover margin requirements on futures contracts, collateral on swap agreements, forward currency contracts, and/or written options, if any.

(e)	The rate shown represents yield-to-maturity.

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Counterparty Abbreviations:

BCLY - Barclays Bank PLC

CITI - Citibank N.A.

CSI - Credit Suisse International

DB - Deutsche Bank AG

JPM - JPMorgan Chase Bank, N.A.

Currency Abbreviations:

AUD - Australian Dollar CHF - Swiss Franc	JPY - Japanese Yen USD - United States Dollar

Alternative Asset Opportunity Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$655,396,465	$2,049,553	$(8,509,901)	$(6,460,348)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Short-Duration Collateral Fund	$4,714,481	$—	$—	$36,185	$—	$1,755,160	$3,314,375
U.S. Treasury Fund	15,670,612	449,358,951	48,700,000	158,937	—	—	416,329,563

Totals	$20,385,093	$449,358,951	$48,700,000	$195,122	$—	$1,755,160	$419,643,938

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value		Description	Value ($)
		MUTUAL FUNDS — 45.3%

		United States — 45.3%

		Affiliated Issuers — 45.3%
	26,286,177	GMO Alpha Only Fund, Class IV	640,068,399
	8,162,736	GMO Alternative Asset Opportunity Fund	243,576,035
	5,150,318	GMO Debt Opportunities Fund, Class VI	139,419,101
	6,836,905	GMO Emerging Country Debt Fund, Class IV	72,539,559
	5,441,192	GMO Flexible Equities Fund, Class VI	97,288,517

		TOTAL MUTUAL FUNDS (COST $1,192,584,700)	1,192,891,611

		INVESTMENT FUNDS(a) — 0.3%

		Thailand — 0.0%
	192,895	CPN Commercial Growth Leasehold Property Fund	79,823

		United States — 0.3%
	165,200	Vanguard Emerging Markets ETF(b)	6,945,008

		TOTAL INVESTMENT FUNDS (COST $6,891,043)	7,024,831

		DEBT OBLIGATIONS — 0.4%

		Asset-Backed Securities — 0.2%

		CMBS Collateralized Debt Obligations — 0.0%
USD	1,599,399	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.11%, due 11/23/52	3,999

		Insured Other — 0.0%
USD	2,500,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	187,500

		Residential Asset-Backed Securities (Canada) (a) — 0.2%
CAD	2,559,600	Master Asset Vehicle II, Series 09-2, Class A1, 0.80%, due 07/15/56	2,158,016
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.80%, due 07/15/56	1,561,101
CAD	352,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class B, due 07/15/56	271,083
CAD	150,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class C, due 07/15/56	93,622

		Total Residential Asset-Backed Securities (Canada)	4,083,822

		Total Asset-Backed Securities	4,275,321

Shares / Par Value		Description	Value ($)
		Bank Loans (a) — 0.2%
USD	997,475	Chrysler Group LLC Term Loan B, 1.00% , due 05/24/17	1,018,671
USD	1,000,000	Del Monte Foods Co, Term Loan B, 1.00% , due 03/08/18	1,000,000
USD	400,000	Caesars Entertainment Corp. Term Loan B1, 1.00% , due 01/28/15	388,000
USD	1,627,558	Caesars Entertainment Corp. Term Loan B3, 1.00% , due 01/28/15	1,578,731
USD	2,000,000	Springleaf Financial Funding Co., Term Loan B, 1.00% , due 05/10/17	1,972,600

		Total Bank Loans	5,958,002

		TOTAL DEBT OBLIGATIONS (COST $10,735,598)	10,233,323

		COMMON STOCKS (a) — 44.3%

		Australia — 1.0%
	41,043	ALS Ltd/Queensland	407,734
	908,978	Arrium Ltd	779,929
	30,132	Australia & New Zealand Banking Group Ltd	766,836
	34,742	BHP Billiton Ltd	1,251,140
	159,665	Billabong International Ltd	153,574
	1,603,872	BlueScope Steel Ltd *	888,602
	18,461	Commonwealth Bank of Australia	1,150,815
	38,266	CSL Ltd	2,063,932
	668,118	Dexus Property Group (REIT)	701,308
	622,797	Goodman Fielder Ltd *	435,935
	200,535	Goodman Group (REIT)	967,024
	185,339	GPT Group (REIT)	675,324
	208,981	Investa Office Fund (REIT)	632,801
	44,542	JB Hi-Fi Ltd	461,693
	23,279	Macquarie Group Ltd	796,889
	437,334	Mirvac Group (REIT)	671,616
	96,535	Myer Holdings Ltd	218,588
	252,002	Pacific Brands Ltd	156,610
	202,207	Qantas Airways Ltd *	279,966
	271,528	QBE Insurance Group Ltd	3,102,590
	172,931	Resolute Mining Ltd	334,198
	467,807	Stockland (REIT)	1,655,655
	167,083	TABCORP Holdings Ltd	488,528
	83,720	Tatts Group Ltd	255,903
	1,048,791	Telstra Corp Ltd	4,718,178
	8,836	Wesfarmers Ltd	327,742
	106,389	Westpac Banking Corp	2,833,642

		Total Australia	27,176,752

		Austria — 0.1%
	8,995	Andritz AG	573,066
	32,551	OMV AG	1,164,667
	7,419	Raiffeisen Bank International AG	305,758
	22,155	Voestalpine AG	715,789

		Total Austria	2,759,280

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Belgium — 0.4%
41,112	Ageas	1,100,250
102,949	Anheuser-Busch InBev NV	9,040,198
30,024	Belgacom SA	882,758
12,397	Delhaize Group SA	459,314

	Total Belgium	11,482,520

	Brazil — 0.6%
10,200	Anhanguera Educacional Participacoes SA	154,041
254,500	Banco do Brasil SA	2,609,554
22,300	Banco Santander Brasil SA	151,324
119,800	Banco Santander Brasil SA ADR	801,462
57,200	BM&FBovespa SA	343,714
36,200	BR Malls Participacoes SA	465,036
13,800	BR Properties SA	162,748
36,400	Brasil Brokers Participacoes SA	109,534
39,400	Brookfield Incorporacoes SA	60,848
7,678	Brookfield Incorporacoes SA *	11,858
36,900	Centrais Eletricas Brasileiras SA	132,106
56,900	Centrais Eletricas Brasileiras SA Sponsored ADR	208,254
3,600	Cia de Bebidas das Americas	130,906
3,100	Cia de Saneamento Basico do Estado de Sao Paulo	125,491
2,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	227,836
61,100	Cielo SA	1,591,265
16,900	Cosan SA Industria e Comercio	310,746
9,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	80,894
38,100	Diagnosticos da America SA	221,454
48,600	Duratex SA	335,478
28,100	Even Construtora e Incorporadora SA	113,226
6,000	Ez Tec Empreendimentos e Participacoes SA	72,501
5,300	Kroton Educacional SA *	102,785
10,300	Localiza Rent a Car SA	171,361
3,000	M Dias Branco SA	100,005
64,200	MRV Engenharia e Participacoes SA	339,808
10,000	Multiplan Empreendimentos Imobiliarios SA	276,114
30,200	Multiplus SA	699,598
2,900	Natura Cosmeticos SA	76,762
11,300	Obrascon Huarte Lain Brasil SA	100,477
133,900	PDG Realty SA Empreendimentos e Participacoes	188,618
52,700	Petroleo Brasileiro SA (Petrobras) ADR	947,019
44,500	Qualicorp SA *	432,130
102,500	Rossi Residencial SA	195,713
13,100	Sul America SA	95,025
9,800	Ultrapar Participacoes SA	201,797
7,700	Ultrapar Participacoes SA Sponsored ADR	158,312
170,500	Vale SA Sponsored ADR	2,971,815

	Total Brazil	15,477,615

Shares	Description	Value ($)
	Canada — 0.6%
3,700	Agrium Inc	377,841
5,200	Alimentation Couche Tard Inc-Class B	256,872
8,400	BCE Inc	355,669
15,300	Canadian National Railway Co	1,376,053
61,900	Canadian Natural Resources Ltd	1,781,568
2,800	Canadian Pacific Railway Ltd	261,298
2,800	Canadian Tire Corp Ltd	185,755
4,600	Dollarama Inc	293,824
6,790	Enbridge Inc	274,922
77,600	Encana Corp	1,695,193
42,900	First Quantum Minerals Ltd	881,019
22,500	Husky Energy Inc	631,499
58,400	Manulife Financial Corp	751,349
8,300	Methanex Corp	251,168
12,400	Metro Inc	763,461
124,400	Research in Motion Ltd *	1,451,448
24,000	Royal Bank of Canada	1,423,063
42,900	Sherritt International Corp	219,823
62,500	Sun Life Financial Inc	1,710,752

	Total Canada	14,942,577

	Chile — 0.0%
19,678	ENTEL Chile SA	405,057

	China — 1.4%
94,000	Agile Property Holdings Ltd	126,579
7,100	Baidu Inc Sponsored ADR *	683,801
2,932,000	Bank of China Ltd	1,236,653
248,000	Bank of Communications Co Ltd	180,644
764,000	China Citic Bank Corp Ltd	392,052
451,000	China Coal Energy Co Ltd	454,235
678,000	China Communications Construction Co Ltd	617,237
640,000	China Communications Services Corp Ltd	362,501
2,882,000	China Construction Bank Corp	2,208,278
224,865	China Everbright Ltd	325,932
508,000	China High Speed Transmission Equipment Group Co Ltd *	169,039
495,000	China Life Insurance Co Ltd	1,450,637
3,300	China Life Insurance Co Ltd ADR	145,662
54,000	China Merchants Bank Co Ltd	103,171
305,000	China Minsheng Banking Corp Ltd	299,729
688,500	China Mobile Ltd	7,842,223
1,900	China Mobile Ltd Sponsored ADR	108,148
188,000	China Oilfield Services Ltd	374,370
124,000	China Overseas Land & Investment Ltd	365,454
72,800	China Pacific Insurance Group Co Ltd	238,472
1,016,000	China Petroleum & Chemical Corp	1,074,799
3,000	China Petroleum & Chemical Corp ADR	317,700
556,500	China Railway Construction Corp Ltd	620,835

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	China — continued
1,210,000	China Railway Group Ltd	702,220
56,000	China Resource Land Ltd	150,231
118,500	China Shenhua Energy Co Ltd	485,206
176,000	China Southern Airlines Co Ltd	78,555
2,972,000	China Telecom Corp Ltd	1,616,381
1,400	China Telecom Corp Ltd ADR	76,062
250,000	China Unicom Hong Kong Ltd	389,004
13,800	China Unicom Hong Kong Ltd ADR	214,314
288,000	China Yurun Food Group Ltd *	179,469
298,000	Citic Pacific Ltd	378,680
964,000	CNOOC Ltd	2,048,864
2,500	CNOOC Ltd ADR	532,900
91,395	COSCO Pacific Ltd	128,336
126,000	CSR Corp Ltd	106,434
578,000	Datang International Power Generation Co Ltd	201,714
80,800	Dongfang Electric Corp Ltd	137,128
184,000	Dongfeng Motor Group Co Ltd	258,500
113,100	Great Wall Motor Co Ltd	372,773
140,000	Harbin Electric Co Ltd	115,665
224,000	Huaneng Power International Inc	191,200
3,916,265	Industrial & Commercial Bank of China	2,641,410
20,500	Inner Mongolia Yitai Coal Co Ltd	113,839
258,000	Kunlun Energy Co Ltd	525,138
665,000	Lonking Holdings Ltd	151,039
602,000	PetroChina Co Ltd	800,094
358,000	PICC Property & Casualty Co Ltd	461,313
180,500	Ping An Insurance Group Co	1,361,917
267,000	Poly Property Group Co Ltd*	184,572
41,000	Shanghai Industrial Holdings Ltd	134,363
195,500	Shimao Property Holdings Ltd	395,835
383,000	Sun Art Retail Group Ltd	587,081
9,100	Tencent Holdings Ltd	296,155
65,000	Weichai Power Co Ltd	244,500
26,300	Yantai Changyu Pioneer Wine Co Ltd	132,442
340,000	Yanzhou Coal Mining Co Ltd	521,579

	Total China	36,613,064

	Czech Republic — 0.2%
66,964	CEZ AS	2,224,178
6,176	Komercni Banka AS	1,232,794
15,588	Telefonica Czech Republic AS	277,845

	Total Czech Republic	3,734,817

	Denmark — 0.2%
1,004	Coloplast A/S-Class B	234,420
9,825	GN Store Nord A/S	138,782
37,360	Novo Nordisk A/S-Class B	5,921,951

	Total Denmark	6,295,153

	Egypt — 0.1%
111,825	Commercial International Bank Egypt SAE	587,897
67,560	Egyptian Financial Group-Hermes Holding *	111,835
266,460	Ezz Steel	349,128

Shares	Description	Value ($)
	Egypt — continued
976	Orascom Construction Industries GDR *	36,481
10,280	Orascom Construction Industries	368,281
201,851	Orascom Telecom Holding SAE *	113,090
149,447	Orascom Telecom Holding SAE GDR *	429,137
6,455,584	Orascom Telecom Media And Technology Holding SAE	539,060
482,282	Palm Hills Developments SAE *	154,133
313,678	Talaat Moustafa Group *	201,576
96,256	Telecom Egypt Co	197,224

	Total Egypt	3,087,842

	Finland — 0.1%
26,519	Neste Oil Oyj	338,997
669,983	Nokia Oyj	2,201,330
6,059	Nokian Renkaat Oyj	253,305
9,001	Tieto Oyj	173,048

	Total Finland	2,966,680

	France — 2.4%
127,851	Air France-KLM *	1,174,126
12,476	Arkema SA	1,276,908
3,071	Artprice.com *	110,847
41,324	AXA	680,603
34,710	BNP Paribas	1,942,409
9,272	Bouygues SA	229,134
8,864	Cie Generale d’Optique Essilor International SA	856,415
6,221	Cie Generale des Etablissements Michelin	579,797
28,521	European Aeronautic Defence and Space Co NV	961,454
110,818	France Telecom SA	1,178,751
16,232	GDF Suez	365,176
7,972	Gemalto NV	733,587
4,014	L’Oreal SA	545,095
5,262	Lafarge SA	306,219
24,177	Lagardere SCA	728,788
4,659	Pernod-Ricard SA	527,892
181,134	Peugeot SA *	1,112,969
5,616	Rallye SA	168,112
1,134	Remy Cointreau SA	127,062
52,097	Renault SA	2,609,815
7,933	Safran SA	325,251
231,372	Sanofi	20,665,551
465,781	Total SA	23,342,895
103,500	Vivendi SA	2,226,527
7,430	Zodiac Aerospace	830,793

	Total France	63,606,176

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Germany — 1.3%
10,043	Adidas AG	883,460
42,978	Bayer AG (Registered)	3,889,629
3,481	Beiersdorf AG (Bearer)	273,004
6,277	Continental AG	695,709
9,284	Deutsche Bank AG (Registered)	409,512
55,248	Deutsche Lufthansa AG	917,599
31,976	Deutsche Post AG (Registered)	664,170
8,339	Duerr AG	696,015
445,659	E. On AG	8,036,577
23,846	GEA Group AG	779,917
9,854	Lanxess AG	858,272
18,200	Leoni AG	632,098
10,270	Muenchener Rueckversicherungs AG (Registered)	1,753,803
14,290	Norddeutsche Affinerie AG	908,171
69,519	RWE AG	2,899,893
12,598	Salzgitter AG	580,320
101,866	SAP AG	7,953,601
25,978	Suedzucker AG	1,023,323

	Total Germany	33,855,073

	Greece — 0.1%
26,612	Marfin Investment Group Holdings SA *	10,924
99,716	OPAP SA	648,697
71,956	Public Power Corp SA *	417,409

	Total Greece	1,077,030

	Hong Kong — 0.2%
393,000	Agricultural Bank of China Ltd	172,840
24,000	Cheung Kong Holdings Ltd	365,553
116,200	Chow Tai Fook Jewellery Group Ltd	169,490
145,104	CLP Holdings Ltd	1,267,894
464,200	Esprit Holdings Ltd	718,962
627,000	Evergrande Real Estate Group Ltd	312,917
135,000	Galaxy Entertainment Group Ltd *	513,631
171	Melco International Development Ltd	183
10,000	Netease.Com Inc ADR *	438,600
505,000	Pacific Basin Shipping Ltd	267,219
60,500	Swire Pacific Ltd-Class A	743,440
120,000	Yue Yuen Industrial Holdings Ltd	417,971

	Total Hong Kong	5,388,700

	Hungary — 0.0%
79,644	Magyar Telekom Telecommunications Plc	144,773
972	MOL Hungarian Oil and Gas Plc	82,489
9,918	OTP Bank Plc	186,935
719	Richter Gedeon Nyrt	118,039

	Total Hungary	532,236

Shares	Description	Value ($)
	India — 0.6%
33,672	Axis Bank Ltd GDR	828,955
7,995	Grasim Industries Ltd GDR	496,487
31,900	HDFC Bank Ltd ADR	1,343,628
503,400	Hindalco Industries Ltd (c)	1,057,208
25,400	ICICI Bank Ltd Sponsored ADR	1,041,146
63,600	Infosys Technologies Ltd Sponsored ADR	2,827,020
45,844	Larsen & Toubro Ltd GDR	1,412,131
41,189	Mahindra & Mahindra Ltd GDR	708,425
55,759	Reliance Industries Ltd	1,643,030
14,154	State Bank of India GDR	1,162,030
147,000	Sterlite Industries India Ltd ADR	1,159,830
65,800	Tata Motors Ltd Sponsored ADR	1,649,606
67,300	Wipro Ltd ADR	588,875

	Total India	15,918,371

	Indonesia — 0.5%
4,387,000	Astra International Tbk PT	3,310,994
1,559,000	Bank Mandiri Persero Tbk PT	1,339,419
269,000	Bank Negara Indonesia Persero Tbk PT	103,668
1,265,000	Bank Rakyat Indonesia Persero Tbk PT	928,364
4,444,000	Bhakti Investama Tbk PT	254,476
484,000	Gajah Tunggal Tbk PT	110,868
2,112,000	Global Mediacom Tbk PT	528,058
205,000	Harum Energy Tbk PT	106,700
544,000	Indofood Sukses Makmur Tbk PT	331,698
114,000	Indosat Tbk PT	65,880
4,178,500	Kalbe Farma Tbk PT	448,504
2,443,000	Media Nusantara Citra Tbk PT	679,645
200,500	Mitra Adiperkasa Tbk PT	148,129
2,586,000	Perusahaan Gas Negara Persero Tbk PT	1,219,214
539,150	Semen Gresik Persero Tbk PT	830,914
43,000	Sumber Alfaria Trijaya Tbk PT	23,724
82,000	Tambang Batubara Bukit Asam Persero Tbk PT	119,473
1,225,000	Telekomunikasi Indonesia Persero Tbk PT	1,155,213
20,600	Telekomunikasi Indonesia Tbk PT Sponsored ADR	783,624
150,000	United Tractors Tbk PT	266,093
159,000	XL Axiata Tbk PT	85,208

	Total Indonesia	12,839,866

	Ireland — 0.1%
56,355	C&C Group Plc	300,175
58,384	CRH Plc	1,068,730
13,884	DCC Plc	418,864
19,065	Kerry Group Plc-Class A	998,796
8,484	Paddy Power Plc	640,152

	Total Ireland	3,426,717

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Israel — 0.0%
53,975	Africa Israel Investments Ltd *	130,274
8,635	Mellanox Technologies Ltd *	655,601
30,662	Partner Communications Co Ltd	198,039
181	Paz Oil Co Ltd	25,217

	Total Israel	1,009,131

	Italy — 1.0%
377,669	A2A SPA	205,943
21,942	Azimut Holding SPA	286,316
1,943,952	Enel SPA	7,372,855
294,116	ENI SPA	6,974,764
6,106	Exor SPA	151,133
82,503	Fiat Industrial SPA	882,196
143,395	Fiat SPA *	664,917
281,819	Finmeccanica SPA *	1,483,611
75,668	Impregilo SPA	312,397
385,850	Intesa Sanpaolo SPA	650,182
61,045	Intesa Sanpaolo SPA	83,464
5,995	Lottomatica Group SPA	132,251
6,643	Luxottica Group SPA	273,197
112,860	Mediolanum SPA	550,818
97,851	Pirelli & C. SPA	1,136,978
23,534	Recordati SPA	197,025
2,109,916	Telecom Italia SPA	1,922,275
118,931	Terna Rete Elettrica Nazionale SPA	452,023
1,489,717	Telecom Italia SPA - Di RISP	1,189,867
4,843	Tod’s SPA	591,128

	Total Italy	25,513,340

	Japan — 4.6%
2,500	ABC-Mart Inc	106,500
436	Accordia Golf Co Ltd	407,523
163	Advance Residence Investment Corp (REIT)	342,174
28,200	Advantest Corp	378,719
155,400	Aeon Co Ltd	1,740,270
68,000	Anritsu Corp	877,050
61,600	Astellas Pharma Inc	3,118,426
27,700	Credit Saison Co Ltd	618,164
49,850	Daiei Inc (The) *	97,531
257,000	Daikyo Inc	619,872
33,200	Daito Trust Construction Co Ltd	3,225,676
94,000	Daiwabo Holdings Co Ltd	193,172
37,600	Dena Co Ltd	1,377,560
159,000	DIC Corp	286,528
6,646	East Japan Railway Co	436,891
23,600	Eisai Co Ltd	991,959
4,200	Fast Retailing Co Ltd	957,934
136,000	Fuji Electric Co Ltd	291,320
79,000	Fuji Heavy Industries Ltd	890,773
15,300	Fuji Oil Co Ltd	219,816

Shares	Description	Value ($)
	Japan — continued
49,000	Gunze Ltd	121,468
51,000	Hanwa Co Ltd	168,680
733,500	Haseko Corp *	481,937
10,800	Hikari Tsushin Inc	491,453
127	Inpex Corp	682,945
148,000	Isuzu Motors Ltd	871,419
240,100	Itochu Corp	2,408,318
7,900	J Trust Co Ltd	129,500
492,950	Japan Tobacco Inc	14,780,881
62,500	JFE Holdings Inc	973,922
64,000	Juki Corp	72,498
639,300	JX Holdings Inc	3,423,771
34,200	K’s Holdings Corp	774,437
400,000	Kajima Corp	1,154,401
11,000	Kakaku.com Inc	379,273
35,400	Kao Corp	973,377
637,000	Kawasaki Kisen Kaisha Ltd *	845,075
61,600	KDDI Corp	4,570,898
45,000	Kinugawa Rubber Industrial Co Ltd	288,556
212,000	Kobe Steel Ltd *	199,134
16,986	Kohnan Shoji Co Ltd	197,615
57,000	Kurimoto Ltd	192,971
14,700	Lawson Inc	995,136
150,100	Leopalace21 Corp *	473,464
39,000	Look Inc	195,386
242,000	Marubeni Corp	1,601,049
472,000	Mazda Motor Corp *	748,007
41,104	Medipal Holdings Corp	487,111
5,900	MEIJI Holdings Co Ltd	262,661
3,400	Misawa Homes Co Ltd	48,715
239,000	Mitsubishi Chemical Holdings Corp	1,048,562
160,300	Mitsubishi Corp	3,051,343
13,080	Mitsubishi UFJ Lease & Finance Co Ltd	571,752
77,200	Mitsui & Co Ltd	1,071,507
153,000	Mitsui Engineering & Shipbuilding Co Ltd	202,874
186,012	Mitsui Mining & Smelting Co Ltd	369,626
304,134	Mitsui OSK Lines Ltd	767,236
1,274,200	Mizuho Financial Group Inc	2,054,318
36,800	Namco Bandai Holdings Inc	516,631
38,000	Nikon Corp	1,058,822
7,800	Nintendo Co Ltd	937,356
284,800	Nippon Light Metal Co Ltd *	256,632
54,532	Nippon Paper Group Inc	671,075
379,000	Nippon Steel Corp	873,885
106,500	Nippon Telegraph & Telephone Corp	4,790,863
362,000	Nippon Yusen KK	772,372
51,341	Nipro Corp	375,869
12,550	Nitori Co Ltd	934,211
17,336	Nitto Boseki Co Ltd	59,047
8,400	Nitto Denko Corp	438,706

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
47,686	North Pacific Bank Ltd *	124,560
3,601	NTT Docomo Inc	5,220,464
171,000	Obayashi Corp	810,163
165,000	Oki Electric Industry Co Ltd *	158,635
10,500	Ono Pharmaceutical Co Ltd	575,143
62,000	Orient Corp *	126,056
171,000	Penta-Ocean Construction Co Ltd	431,625
14,329	Point Inc	518,211
698,100	Resona Holdings Inc	2,930,420
73,000	Ricoh Co Ltd	680,551
71,100	Round One Corp	401,133
12,500	Ryohin Keikaku Co Ltd	799,554
21,000	Sankyo Co Ltd	861,589
26,400	Seven & I Holdings Co Ltd	769,373
67,600	Seven Bank Ltd	176,491
42,400	Shinko Electric Industries Co Ltd	297,494
68,586	Softbank Corp	2,579,681
440,800	Sojitz Corp	557,472
230,300	Sumitomo Corp	2,868,749
236,193	Sumitomo Light Metal Industries Ltd	195,255
28,000	Sumitomo Mitsui Financial Group Inc	906,371
124,000	SxL Corp *	210,119
541,000	Taiheiyo Cement Corp	1,210,625
426,000	Taisei Corp	1,160,170
2,100	Taisho Pharmaceutical Holdings Co Ltd	154,853
46,400	Taiyo Yuden Co Ltd	405,703
131,600	Takeda Pharmaceutical Co Ltd	6,024,289
100,100	Tokyo Electric Power Co Inc (The) *	158,630
43,782	Tokyo Gas Co Ltd	214,935
204,000	Tokyo Tatemono Co Ltd *	818,599
41,000	TonenGeneral Sekiyu KK	381,244
111,000	Tosoh Corp	239,314
107,400	Toyota Motor Corp	4,624,333
84,300	Toyota Tsusho Corp	1,947,638
46,000	Tsugami Corp	285,953
6,400	Unicharm Corp	327,159
213,567	Unitika Ltd *	103,657
96,600	UNY Co Ltd	677,182
6,380	USS Co Ltd	681,285
167	Wacom Co Ltd	477,456
1,876	Yahoo! Japan Corp	632,001
51,690	Yamada Denki Co Ltd	1,829,750

	Total Japan	121,548,488

	Kazakhstan — 0.0%
21,036	KazMunaiGas Exploration Production JSC GDR	393,818

	Malaysia — 0.0%
172,100	AMMB Holdings Bhd	361,048

Shares	Description	Value ($)
	Malaysia — continued
65,496	Hong Leong Bank Bhd	315,900
21,300	Public Bank Bhd	108,756
25,200	Public Bank Bhd	128,830

	Total Malaysia	914,534

	Mexico — 0.3%
808,000	America Movil SAB de CV	953,973
118,800	America Movil SAB de CV-Class L ADR	2,802,492
109,500	Compartamos SAB de CV	165,349
59,300	Corp GEO SAB de CV *	68,867
6,100	Desarrolladora Homex SAB de CV ADR *	80,398
2,100	First Cash Financial Services, Inc. *	101,451
11,800	Fomento Economico Mexicano SAB de CV	115,332
5,300	Fomento Economico Mexicano Sponsored ADR	519,824
46,400	Grupo Financiero Banorte SAB de CV	264,800
67,200	Grupo Financiero Santander Mexico SAB de CV	198,429
59,500	Grupo Financiero Santander Mexico SAB de CV *	869,295
20,700	Grupo Televisa SAB	97,967
17,900	Grupo Televisa SAB Sponsored ADR	423,693
166,100	Urbi Desarrollos Urbanos SAB de CV *	95,935
150,500	Wal-Mart de Mexico SAB de CV	472,325

	Total Mexico	7,230,130

	Netherlands — 0.5%
210,604	Aegon NV	1,211,162
27,509	ASML Holding NV	1,720,143
22,818	CSM	451,334
14,501	Delta Lloyd NV	216,788
110,762	ING Groep NV *	1,000,843
118,906	Koninklijke BAM Groep NV	460,520
3,141	Koninklijke Vopak NV	232,185
70,549	SNS REAAL NV *	96,505
213,727	Unilever NV	8,110,700
12,300	VimpelCom Ltd Sponsored ADR	130,134
7,868	Wereldhave NV (REIT)	483,528

	Total Netherlands	14,113,842

	New Zealand — 0.1%
149,947	Chorus Ltd	418,596
119,965	Fletcher Building Ltd	780,154
927,967	Telecom Corp of New Zealand Ltd	1,760,296

	Total New Zealand	2,959,046

	Norway — 0.1%
25,131	Aker Solutions ASA	472,287
15,366	Petroleum Geo-Services ASA	257,151
26,184	TGS Nopec Geophysical Co ASA	827,720

	Total Norway	1,557,158

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Philippines — 0.2%
365,800	Aboitiz Power Corp	317,722
745,600	Alliance Global Group Inc	297,261
49,160	Bank of the Philippine Islands	107,402
357,220	BDO Unibank Inc *	625,138
291,800	First Gen Corp *	164,129
9,980	Globe Telecom Inc	275,709
29,680	GT Capital Holdings Inc	433,152
4,176,000	Megaworld Corp	256,473
217,460	Metropolitan Bank & Trust	531,409
17,445	Philippine Long Distance Telephone Co	1,102,956
13,400	Philippine Long Distance Telephone Co Sponsored ADR	833,748
638,800	Puregold Price Club Inc	502,525
48,970	San Miguel Corp	130,608
117,530	Universal Robina Corp	221,849

	Total Philippines	5,800,081

	Poland — 0.2%
3,612	Bank Pekao SA	180,913
403,575	Boryszew SA *	65,403
906	BRE Bank SA *	90,930
3,298	Jastrzebska Spolka Weglowa SA	91,547
78,320	KGHM Polska Miedz SA	4,444,064
37,813	Powszechna Kasa Oszczednosci Bank Polski SA	417,831
5,059	Powszechny Zaklad Ubezpieczen SA	634,230

	Total Poland	5,924,918

	Portugal — 0.1%
460,696	EDP - Energias de Portugal SA	1,165,709

	Russia — 1.1%
13,788	Gazprom Neft JSC Sponsored ADR	316,226
991,128	Gazprom OAO Sponsored ADR	8,822,758
101,067	Lukoil OAO Sponsored ADR	6,369,153
1,754	Magnit OJSC	255,604
7,190	Magnit OJSC GDR	254,103
3,663	Mail.ru Group Ltd GDR	121,156
65,300	Mechel Sponsored ADR	398,330
48,853	MMC Norilsk Nickel OJSC ADR	774,975
5,500	Mobile Telesystems Sponsored ADR	95,865
3,106	NovaTek OAO GDR	341,188
4,195	NovaTek OAO	45,148
10,951	Novolipetsk Steel OJSC GDR	217,536
343,197	Rosneft Oil Co GDR	2,681,918
72,430	Rostelecom OJSC	255,808
250,859	Sberbank of Russia Sponsored ADR	2,973,870
15,714	Severstal OAO GDR	178,855
10,521	Sistema JSFC GDR	199,541
186,037	Surgutneftegas OJSC Sponsored ADR	1,569,976

Shares	Description	Value ($)
	Russia — continued
32,258	Tatneft Sponsored ADR	1,278,932
1,903	TMK OAO GDR	29,291
178,630	TNK-BP Holding	350,884
10,487	Uralkali OJSC GDR	389,057
254,958	VTB Bank OJSC GDR	850,925

	Total Russia	28,771,099

	Singapore — 0.3%
185,000	China Minzhong Food Corp Ltd *	126,485
178,967	Ezion Holdings Ltd	211,475
316,085	Ezra Holdings Ltd *	275,508
3,622,000	Golden Agri-Resources Ltd	1,957,052
178,000	Jaya Holdings Ltd *	81,500
290,000	LionGold Corp. Ltd *	253,025
72,000	M1 Ltd	160,411
269,000	Noble Group Ltd	238,522
235,000	Singapore Press Holdings Ltd	804,438
1,016,000	Singapore Telecommunications Ltd	2,755,175
157,000	STX OSV Holdings Ltd	177,924
17,978	Triyards holdings Ltd *	10,531
24,000	Venture Corp Ltd	153,724
781,000	Yangzijiang Shipbuilding Holdings Ltd	597,237

	Total Singapore	7,803,007

	South Africa — 0.4%
24,530	ABSA Group Ltd	391,643
100,868	African Bank Investments Ltd	359,773
19,229	Aspen Pharmacare Holdings Ltd *	338,302
60,394	Aveng Ltd	182,652
2,905	Bidvest Group Ltd	68,583
45,426	Cipla Medpro South Africa Ltd	44,629
18,421	Clicks Group Ltd	130,460
18,759	Exxaro Resources Ltd	325,839
135,094	FirstRand Ltd	441,057
106,526	Growthpoint Properties Ltd	293,928
12,875	Imperial Holdings Ltd	272,900
63,103	Investec Ltd	387,947
14,204	JD Group Ltd	75,544
9,496	JSE Ltd	76,290
3,134	Kumba Iron Ore Ltd	191,318
5,206	Mr Price Group Ltd	77,821
71,598	MTN Group Ltd	1,318,480
7,530	Naspers Ltd	464,896
44,792	Netcare Ltd	89,120
9,420	Remgro Ltd	158,486
73,004	RMB Holdings Ltd	321,610
38,742	Sappi Ltd *	126,294
13,143	Sasol Ltd	553,881
1,647	Sasol Ltd Sponsored ADR	69,750

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
11,613	Shoprite Holdings Ltd	250,165
13,566	Standard Bank Group Ltd	160,473
324,426	Steinhoff International Holdings Ltd *	998,986
98,606	Telkom SA Ltd *	171,875
4,447	Tiger Brands Ltd	149,674
5,266	Vodacom Group Ltd	70,472
12,856	Wilson Bayly Holmes-Ovcon Ltd	206,886
33,800	Woolworths Holdings Ltd	269,313

	Total South Africa	9,039,047

	South Korea — 0.9%
24,310	BS Financial Group Inc	272,141
1,689	Cheil Industries Inc	149,359
1,289	Com2uSCorp *	69,920
14,620	Daewoo Securities Co Ltd	144,516
3,060	Dongbu Insurance Co Ltd	131,553
10,074	GS Holdings	664,525
28,334	Hana Financial Group Inc	881,299
31,670	Hankook Tire Worldwide Co Ltd	436,040
5,800	Hanwha Chem Corp	89,488
14,680	Hanwha Corp	432,183
1,895	Hyundai Heavy Industries Co Ltd	370,105
2,770	Hyundai Marine & Fire Insurance Co Ltd	85,550
1,712	Hyundai Mobis	451,970
3,554	Hyundai Motor Co	740,566
7,562	Hyundai Steel Co	561,613
1,300	Hyundai Wia Corp	218,749
48,960	Industrial Bank of Korea	520,456
42,280	KB Financial Group Inc	1,394,138
3,000	KB Financial Group Inc ADR	98,610
18,615	Kia Motors Corp	1,063,705
61,050	Korea Exchange Bank *	411,430
971	Korea Zinc Co Ltd	391,395
16,090	KP Chemical Corp	164,407
39,350	KT Corp	1,364,584
10,300	KT Corp Sponsored ADR	177,263
2,130	LG Chem Ltd	614,421
42,720	LG Uplus Corp	294,729
7,900	LIG Insurance Co Ltd	179,389
1,802	OCI Co Ltd	251,371
20,404	Osung LST Co Ltd *	30,514
7,207	Paradise Co Ltd	124,815
2,770	Poongsan Corp	86,721
4,662	POSCO	1,392,004
3,300	POSCO ADR	245,487
3,690	Samsung Card Co Ltd	123,894
2,610	Samsung Electronics Co Ltd	3,392,666
2,295	Samsung Fine Chemicals Co Ltd	133,648
1,411	Samsung Fire & Marine Insurance Co Ltd	285,026
8,300	Samsung Heavy Industries Co Ltd	279,974

Shares	Description	Value ($)
	South Korea — continued
3,506	Samsung Life Insurance Co Ltd	301,124
2,253	Samsung Techwin Co Ltd	120,843
25,390	Shinhan Financial Group Co Ltd	814,023
2,178	SK Chemicals Co Ltd	120,377
2,858	SK Holdings Co Ltd	474,336
11,630	SK Innovation Co Ltd	1,781,978
5,708	SK Telecom Co Ltd	790,377
41,800	SK Telecom Co Ltd ADR	638,286
78,460	Woori Finance Holdings Co Ltd	737,051
10,630	Woori Investment & Securities Co Ltd	104,658

	Total South Korea	24,603,277

	Spain — 1.1%
33,361	Abengoa SA	91,912
50,120	Abengoa SA *	132,649
10,588	Amadeus IT Holding SA	247,343
327,684	Banco Bilbao Vizcaya Argentaria SA	2,780,242
1,111,387	Banco Santander SA	8,561,614
93,883	Distribuidora Internacional de Alimentacion SA	583,443
14,793	Fomento de Construcciones y Contratas SA	175,978
131,199	Gas Natural SDG SA	2,037,592
37,542	Grifols SA *	1,201,960
418,038	Iberdrola SA	2,077,207
13,641	Inditex SA	1,872,658
89,297	Repsol YPF SA	1,895,358
526,999	Telefonica SA	6,922,863

	Total Spain	28,580,819

	Sri Lanka — 0.0%
47,000	Hatton National Bank Plc	51,709

	Sweden — 0.2%
41,371	Boliden AB	733,290
2,981	Hennes & Mauritz AB-Class B	96,826
43,449	Investor AB-Class B	1,007,407
16,416	NCC AB-Class B	319,151
30,322	Skandinaviska Enskilda Banken AB-Class A	244,364
16,301	Svenska Handelsbanken AB	580,149
40,655	Swedbank AB-A Shares	751,817

	Total Sweden	3,733,004

	Switzerland — 1.1%
1,383	AMS AG	149,586
142,439	Nestle SA (Registered)	9,323,719
160,851	Novartis AG (Registered)	9,967,508
44,998	Roche Holding AG	8,864,388
12,253	Swiss Re AG	883,662
3,146	Zurich Financial Services AG	803,633

	Total Switzerland	29,992,496

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Taiwan — 0.5%
71,000	Advantech Co Ltd	265,257
276,000	Asia Optical Co Inc *	264,460
43,000	Asustek Computer Inc	474,722
1,431,000	AU Optronics Corp *	604,797
14,000	Capella Microsystems (Taiwan) Inc	91,496
601,945	Chimei Innolux Corp *	269,661
204,032	Chinatrust Financial Holding Co Ltd	118,346
84,000	Chipbond Technology Corp	162,911
212,470	Chunghwa Telecom Co Ltd	687,145
500	Chunghwa Telecom Co Ltd ADR	16,075
724,000	Compal Electronics Inc	490,166
206,000	Delta Electronics Inc	738,246
291,000	E.Sun Financial Holding Co Ltd	160,918
84,000	Elan Microelectronics Corp	130,614
356,000	Far EasTone Telecommunications Co Ltd	891,754
253,000	Fubon Financial Holding Co Ltd	287,487
251,000	Hon Hai Precision Industry Co Ltd	805,941
23,000	Hotai Motor Co Ltd	170,440
55,194	HTC Corp	505,506
125,000	Mega Financial Holding Co Ltd	97,920
359,000	Neo Solar Power Corp *	207,894
34,000	Novatek Microelectronics Corp	136,936
200,000	Powertech Technology Inc	296,634
207,000	Quanta Computer Inc	520,742
74,000	Ruentex Development Co Ltd	141,070
337,000	Shin Kong Financial Holding Co Ltd *	93,425
1,186,000	Taishin Financial Holding Co Ltd	451,344
382,000	Taiwan Mobile Co Ltd	1,374,525
158,000	Taiwan PCB Techvest Co Ltd	248,286
127,000	Taiwan Semiconductor Manufacturing Co Ltd	431,528
56,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	979,209
16,268	TPK Holding Co Ltd	259,956
116,000	Tripod Technology Corp	240,157
126,000	Unimicron Technology Corp	137,185
441,000	United Microelectronics Corp	170,382
690,450	Wistron Corp	758,228
105,000	WPG Holdings Ltd	139,159
34,000	Zhen Ding Technology Holding Ltd	93,089

	Total Taiwan	13,913,611

	Thailand — 0.4%
171,200	Advanced Info Service Pcl (Foreign Registered)	1,227,193
79,000	Airports of Thailand Pcl (Foreign Registered)	241,860
483,500	Bangchak Petroleum Pcl (Foreign Registered)	448,765
208,960	Bangkok Dusit Medical Services Pcl (Foreign Registered)	762,634
415,610	Bank of Ayudhya Pcl (Foreign Registered) (c)	443,212
54,550	Banpu Pcl (Foreign Registered)	701,484
61,400	Bumrungrad Hospital Pcl	150,473

Shares	Description	Value ($)
	Thailand — continued
509,900	Charoen Pokphand Foods Pcl (Foreign Registered)	543,930
93,700	CP ALL Pcl (Foreign Registered)	120,537
119,500	Electricity Generating Pcl (Foreign Registered)	490,360
129,600	Glow Energy Pcl (Foreign Registered)	306,124
1,160,300	Hemaraj Land and Development Pcl (Foreign Registered) (c)	120,200
338,120	Home Product Center Pcl (Foreign Registered)	126,038
1,000,700	Jasmine International Pcl (Foreign Registered)	166,268
128,700	Kasikornbank PCL NVDR	784,022
110,825	Krung Thai Bank Pcl (Foreign Registered)	66,428
146,400	PTT Pcl (Foreign Registered)	1,525,861
106,500	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (c)	187,473
95,200	Ratchaburi Electricity Generating Holding Pcl NVDR	167,582
34,900	Robinson Department Store Pcl (Foreign Registered)	68,793
1,902,700	Sansiri Pcl	220,601
80,300	Shin Corp Pcl (Foreign Registered)	168,743
30,800	Siam Cement Pcl NVDR	396,300
10,600	Siam Makro Pcl (Foreign Registered)	167,035
207,200	Sri Trang Agro-Industry Pcl (Foreign Registered)	101,222
254,800	Thai Airways International Pcl (Foreign Registered) *	181,779
159,500	Thai Oil Pcl (Foreign Registered)	342,780
509,800	Thai Tap Water Supply Pcl (Foreign Registered)	134,625
208,300	Thanachart Capital Pcl	242,568
158,000	Total Access Communication Pcl NVDR	451,378
378,500	TPI Polene Pcl (Foreign Registered)	184,914
43,100	VGI Pcl (Foreign Registered) *	123,584

	Total Thailand	11,364,766

	Turkey — 0.4%
272,598	Akenerji Elektrik Uretim AS *	326,803
26,470	Anadolu Hayat Emeklilik AS	61,818
86,279	Arcelik AS	523,671
254,049	Asya Katilim Bankasi AS *	278,659
7,797	BIM Birlesik Magazalar AS	354,369
9,209	Bizim Toptan Satis Magazalari AS	133,966
356,828	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	373,306
40,741	Enka Insaat ve Sanayi AS	108,509
297,503	Eregli Demir ve Celik Fabrikalari TAS	374,395
20,336	Ford Otomotiv Sanayi AS	208,287
18,454	Haci Omer Sabanci Holding AS	95,253
143,213	Ihlas Holding AS *	103,405
77,881	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	258,842
176,745	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class A	132,460

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Turkey — continued
244,874	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D	163,076
130,137	KOC Holding AS	595,824
81,079	Koza Anadolu Metal Madencilik Isletmeleri AS *	249,560
33,103	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	111,786
74,540	Tofas Turk Otomobil Fabrikasi AS	454,777
27,595	Tupras Turkiye Petrol Rafinerileri AS	736,365
159,523	Turk Hava Yollari *	469,597
134,885	Turk Telekomunikasyon AS	504,316
3,965	Turk Traktor ve Ziraat Makineleri AS	99,180
134,154	Turkcell Iletisim Hizmetleri AS *	810,702
207,694	Turkiye Garanti Bankasi AS	985,560
28,575	Turkiye Halk Bankasi AS	276,745
344,234	Turkiye Is Bankasi	1,109,642
115,337	Turkiye Sise ve Cam Fabrikalari AS	169,764
220,505	Turkiye Vakiflar Bankasi Tao	534,348
110,692	Yapi ve Kredi Bankasi AS *	291,756

	Total Turkey	10,896,741

	United Kingdom — 5.0%
138,219	3i Group Plc	468,673
123,333	Aberdeen Asset Management Plc	668,080
9,773	Admiral Group Plc	175,283
67,941	Aegis Group Plc	255,971
29,948	Aggreko Plc	1,071,296
23,031	Ashtead Group Plc	141,597
311,349	AstraZeneca Plc	14,788,529
130,820	Aviva Plc	736,262
24,757	Babcock International Group Plc	395,426
693,690	BAE Systems Plc	3,640,272
1,478,943	Barclays Plc	5,865,980
26,891	BBA Aviation Plc	92,156
2,195,566	BP Plc	15,242,261
177,566	British American Tobacco Plc	9,327,710
447,993	BT Group Plc	1,675,519
29,900	Bunzl Plc	493,023
4,050	Croda International Plc	154,568
206,445	Diageo Plc	6,157,679
91,674	Drax Group Plc	795,674
1,180,903	DSG International Plc *	519,853
27,371	easyJet Plc	313,857
8,140	Eurasia Drilling Co Ltd GDR	265,522
30,973	Fenner Plc	191,990
169,926	Firstgroup Plc	508,798
518,427	GlaxoSmithKline Plc	11,102,688
20,550	Globaltrans Investment Plc GDR	315,259
6,839	Halfords Group Plc	37,435
450,106	Home Retail Group Plc	806,405

Shares	Description	Value ($)
	United Kingdom — continued
35,701	IMI Plc	603,625
17,430	InterContinental Hotels Group Plc	466,059
7,086	Intertek Group Plc	350,936
349,501	ITV Plc	554,435
200,913	Kesa Electricals Plc	154,035
32,321	Lancashire Holdings Ltd	412,463
4,075,048	Lloyds Banking Group Plc *	3,043,047
6,477	Micro Focus International Plc	59,511
46,030	Next Plc	2,701,703
13,899	Persimmon Plc	178,475
42,674	Playtech Ltd	287,313
80,137	Premier Foods Plc *	122,974
116,661	Prudential Plc	1,695,889
5,484	Randgold Resources Ltd	587,685
5,841	Reckitt Benckiser Group Plc	367,397
132,592	Rio Tinto Plc	6,584,061
63,843	Rockhopper Exploration Plc *	150,701
10,074,712	Rolls Royce Holdings Plc-C Shares *	16,141
138,750	Rolls-Royce Holdings Plc	1,981,743
135,707	Royal Bank of Scotland Group Plc *	643,019
349,065	Royal Dutch Shell Plc-A Shares	11,687,205
117,672	Royal Dutch Shell Plc-B Shares	4,061,923
26,614	SABMiller Plc	1,206,727
22,404	Scottish & Southern Energy Plc	512,085
24,481	Spectris Plc	755,597
4,640	Tate & Lyle Plc	57,443
15,668	Telecity Group Plc	215,314
653,079	Tesco Plc	3,406,938
367,516	Thomas Cook Group Plc *	153,255
82,661	Trinity Mirror Plc *	108,654
42,833	Tullett Prebon Plc	155,871
46,402	Unilever Plc	1,780,454
2,017,484	Vodafone Group Plc	5,204,371
42,657	WH Smith Plc	444,116
6,830	Whitbread Plc	262,823
194,727	William Hill Plc	1,053,174
31,223	Wolseley Plc	1,450,671
77,656	WPP Plc	1,066,210

	Total United Kingdom	130,751,809

	United States — 15.9%
46,900	3M Co.	4,265,555
223,500	Abbott Laboratories	14,527,500
17,100	Amgen, Inc.	1,518,480
26,300	Apple, Inc.	15,392,864
8,100	Baxter International, Inc.	536,787
63,100	Bristol–Myers Squibb Co.	2,058,953
154,900	Chevron Corp.	16,371,381
25,100	Church & Dwight Co., Inc.	1,359,165

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — continued
1,135,400	Cisco Systems, Inc.	21,470,414
625,100	Coca-Cola Co. (The)	23,703,792
108,500	Colgate–Palmolive Co.	11,772,250
3,300	Copa Holdings SA -Class A	312,972
8,600	Costco Wholesale Corp.	894,314
11,700	CVS Caremark Corp.	544,167
7,800	Eli Lilly & Co.	382,512
62,300	EMC Corp. *	1,546,286
261,700	Express Scripts Holding Co. *	14,092,545
56,400	Exxon Mobil Corp.	4,971,096
13,100	Gilead Sciences, Inc. *	982,500
31,300	Google, Inc. -Class A *	21,858,981
2,100	Henry Schein, Inc. *	169,617
798,100	Hewlett-Packard Co.	10,367,319
76,300	International Business Machines Corp.	14,502,341
100	Intuitive Surgical, Inc. *	52,900
363,200	Johnson & Johnson	25,325,936
38,100	Laboratory Corp. of America Holdings *	3,222,879
69,900	Lorillard, Inc.	8,469,084
15,600	Mastercard, Inc. -Class A	7,623,408
115,800	McDonald’s Corp.	10,079,232
1,500	Mead Johnson Nutrition Co.	102,285
109,000	Medtronic, Inc.	4,589,990
39,500	Merck & Co., Inc.	1,749,850
745,100	Microsoft Corp.	19,834,562
38,900	Nike, Inc. -Class B	3,791,972
822,600	Oracle Corp.	26,405,460
205,100	PepsiCo, Inc.	14,400,071
795,100	Pfizer, Inc.	19,893,402
223,200	Philip Morris International, Inc.	20,061,216
1,600	Praxair, Inc.	171,536
200,900	Procter & Gamble Co. (The)	14,028,847
74,400	Qualcomm, Inc.	4,733,328
42,600	Quest Diagnostics, Inc.	2,461,428
4,700	Sohu.com, Inc. *	187,201
66,900	Sysco Corp.	2,117,385
192,400	Target Corp.	12,146,212
25,100	TJX Cos, Inc. (The)	1,112,934
61,600	UnitedHealth Group, Inc.	3,350,424
39,600	Visa, Inc. -Class A	5,928,516
214,500	Wal–Mart Stores, Inc.	15,448,290
21,500	Yum! Brands, Inc.	1,442,220
76,900	Zimmer Holdings, Inc.	5,073,093

	Total United States	417,405,452

	TOTAL COMMON STOCKS (COST $1,125,815,141)	1,166,622,558

Shares	Description	Value ($)
	PREFERRED STOCKS (a) — 0.8%

	Brazil — 0.6%
26,200	Banco Bradesco SA 0.60%	435,154
80,300	Banco Bradesco SA ADR 0.63%	1,352,252
68,700	Bradespar SA 5.02%	916,300
51,000	Centrais Eletricas Brasileiras SA 17.87%	230,321
8,600	Centrais Eletricas Brasileiras SA ADR 17.61%	40,936
5,600	Cia Paranaense de Energia 2.33%	74,691
10,500	Cia Paranaense de Energia Sponsored ADR 2.46%	141,225
1,700	Companhia de Bebidas das Americas 1.57%	70,409
7,700	Companhia de Bebidas das Americas ADR 1.68%	320,397
9,300	Companhia Energetica de Minas Gerais Sponsored ADR 5.95%	113,832
27,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 49.99%	171,719
3,900	Gerdau SA 2.04%	32,342
99,800	Gerdau SA Sponsored ADR 2.13%	847,302
25,000	Itau Unibanco Holding SA 0.53%	376,030
136,600	Itau Unibanco Holding SA ADR 0.58%	2,069,490
201,700	Itausa - Investimentos Itau SA 0.62%	909,009
59,300	Klabin SA 2.19%	334,131
18,600	Marcopolo SA 1.89%	109,330
36,400	Metalurgica Gerdau SA 0.87%	382,432
19,600	Oi SA ADR 15.95%	74,284
150,400	Petroleo Brasileiro SA 0.66%	1,313,396
3,000	Petroleo Brasileiro SA Sponsored ADR 0.67%	52,650
13,400	Randon Participacoes SA 1.35%	71,490
157,300	Suzano Papel e Celulose SA 3.57%	467,454
2,500	Telefonica Brasil SA 4.56%	54,287
14,400	Telefonica Brasil SA ADR 4.81%	315,936
66,400	Usinas Siderurgicas de Minas Gerais SA 0.67%	388,431
188,900	Vale SA 1.83%	3,244,398
12,600	Vale SA Sponsored ADR 1.93%	215,334

	Total Brazil	15,124,962

	Germany — 0.1%
17,975	Henkel AG & Co KGaA 1.27%	1,502,079
31,916	Porsche Automobil Holding SE 1.35%	2,369,359

	Total Germany	3,871,438

	Russia — 0.1%
45,422	Rostelecom OJSC 5.25%	124,432
540,421	Sberbank of Russia 3.65%	1,156,337
1,887,950	Surgutneftegas OJSC 10.49%	1,185,266

	Total Russia	2,466,035

	TOTAL PREFERRED STOCKS (COST $20,794,967)	21,462,435

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	RIGHTS/WARRANTS(a) — 0.0%

	Singapore — 0.0%
72,500	LionGold Corp Ltd, Expires 12/11/12 *	3,861

	Total Singapore	3,861

	TOTAL RIGHTS/WARRANTS (COST $0)	3,861

	SHORT-TERM INVESTMENTS (a) — 7.8%

	Money Market Funds — 4.0%
105,062,959	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (d)	105,062,959
	U.S. Government — 3.8%
101,000,000	U.S. Treasury Bill, 0.12%, due 04/25/13 (e)	100,952,833

	TOTAL SHORT-TERM INVESTMENTS (COST $206,003,972)	206,015,792

	TOTAL INVESTMENTS — 98.9% (Cost $2,562,825,421)	2,604,254,411
	Other Assets and Liabilities (net) — 1.1%	29,508,137

	TOTAL NET ASSETS — 100.0%	$2,633,762,548

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts (a)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
02/05/13	BCLY	USD	18,158,070	KRW	19,996,574,108	$253,256
02/05/13	DB	USD	18,142,419	KRW	19,996,574,108	268,907
02/05/13	JPM	USD	23,790,000	KRW	26,078,598,000	221,192
02/05/13	MSCI	USD	36,488,159	KRW	40,177,476,284	504,209
12/14/12	BBH	USD	13,638,095	SGD	16,653,000	5,159
12/14/12	BOA	USD	18,485,990	SGD	22,574,000	8,145
12/14/12	BONY	USD	22,634,225	SGD	27,731,000	84,869
12/14/12	DB	USD	1,238,896	SGD	1,511,453	(612)
12/14/12	SSB	USD	44,054,830	SGD	53,785,000	9,448
12/14/12	BBH	AUD	52,433,899	USD	53,627,819	(1,049,818)
12/14/12	BOA	AUD	14,657,000	USD	14,992,030	(292,169)
12/14/12	BONY	AUD	8,871,790	USD	9,069,720	(181,710)
12/14/12	DB	AUD	11,273,000	USD	11,522,471	(232,920)

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	GS	AUD	6,468,210	USD	6,612,063	$(132,933)
12/14/12	JPM	AUD	20,654,428	USD	21,113,948	(424,319)
12/14/12	MSCI	AUD	25,316,941	USD	26,199,101	(201,195)
12/14/12	SSB	AUD	1,022,379	USD	1,046,144	(19,984)
12/14/12	BBH	CAD	112,620	USD	114,234	885
12/14/12	BONY	CAD	35,240	USD	35,714	246
12/14/12	DB	CAD	11,551	USD	11,708	82
12/14/12	GS	CAD	639,684	USD	647,732	3,908
12/14/12	SSB	CAD	1,093,000	USD	1,107,205	7,132
12/14/12	BBH	CHF	32,528,000	USD	35,113,400	7,005
12/14/12	BOA	CHF	952,900	USD	1,029,069	635
12/14/12	BONY	CHF	1,177,658	USD	1,272,105	1,098
12/14/12	DB	CHF	18,534,296	USD	19,982,293	(21,160)
12/14/12	GS	CHF	168,525	USD	182,032	148
12/14/12	JPM	CHF	23,248,594	USD	24,766,975	(324,463)
12/14/12	MSCI	CHF	2,047,521	USD	2,212,721	2,899
12/14/12	SSB	CHF	1,323,966	USD	1,430,612	1,700
12/14/12	BBH	DKK	3,483,796	USD	609,966	2,495
12/14/12	DB	DKK	113,638	USD	19,869	53
12/14/12	GS	DKK	6,546,621	USD	1,146,346	4,808
12/14/12	SSB	DKK	632,406	USD	110,768	495
12/14/12	BBH	EUR	5,623,049	USD	7,338,810	24,951
12/14/12	BCLY	EUR	1,171,000	USD	1,528,776	5,665
12/14/12	BOA	EUR	3,777,413	USD	4,929,668	16,414
12/14/12	BONY	EUR	35,019,756	USD	45,706,560	156,619
12/14/12	DB	EUR	30,888,880	USD	39,529,393	(647,547)
12/14/12	GS	EUR	18,217,000	USD	23,782,640	87,921
12/14/12	JPM	EUR	763,827	USD	997,731	4,227
12/14/12	MSCI	EUR	16,049,135	USD	20,958,646	83,653
12/14/12	SSB	EUR	24,394,463	USD	31,867,438	137,739
12/14/12	BBH	GBP	801,180	USD	1,290,501	6,905
12/14/12	BCLY	GBP	13,367,286	USD	21,540,847	124,698
12/14/12	BOA	GBP	20,106,801	USD	32,387,291	173,554
12/14/12	BONY	GBP	1,272,404	USD	2,050,905	12,347
12/14/12	DB	GBP	2,394,896	USD	3,854,580	17,642
12/14/12	GS	GBP	736,807	USD	1,187,409	6,947
12/14/12	JPM	GBP	946,893	USD	1,525,944	8,897
12/14/12	MSCI	GBP	1,643,224	USD	2,649,699	17,038
12/14/12	SSB	GBP	23,478,000	USD	37,854,988	240,148
12/14/12	BBH	HKD	417,460	USD	53,864	(1)
12/14/12	BONY	HKD	858,067	USD	110,704	(13)
12/14/12	BBH	JPY	216,740,290	USD	2,748,175	118,623
12/14/12	BCLY	JPY	1,959,340,000	USD	24,850,530	1,079,288
12/14/12	BOA	JPY	446,371,345	USD	5,660,990	245,493
12/14/12	BONY	JPY	4,125,151,015	USD	52,356,609	2,309,163
12/14/12	DB	JPY	2,563,199,000	USD	32,764,911	1,667,489

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	GS	JPY	124,218,079	USD	1,575,032	$67,985
12/14/12	JPM	JPY	129,460,000	USD	1,642,260	71,616
12/14/12	MSCI	JPY	1,597,710,000	USD	20,265,478	881,629
12/14/12	SSB	JPY	278,343,324	USD	3,529,364	152,428
12/14/12	GS	NOK	4,742,006	USD	834,849	(1,998)
12/14/12	JPM	NOK	5,530,870	USD	974,487	(1,575)
12/14/12	SSB	NOK	4,324,300	USD	761,358	(1,774)
12/14/12	BONY	NZD	186,992	USD	151,522	(1,889)
12/14/12	JPM	NZD	97,248	USD	78,808	(975)
12/14/12	BBH	SEK	634,661	USD	95,797	435
12/14/12	BOA	SEK	303,850	USD	45,871	216
12/14/12	DB	SEK	132,579	USD	19,934	13
12/14/12	SSB	SEK	134,437	USD	20,268	68

						$5,571,530

Futures Contracts (a)

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
22	DAX	December 2012	$5,310,774	$74,000
23	FTSE 100	December 2012	2,166,974	22,323
89	FTSE/MIB	December 2012	9,161,540	(200,660)
170	Mini MSCI	December 2012	13,254,050	352,282
49	MSCI Singapore	December 2012	2,797,165	59,402
301	S&P 500 E-Mini Index	December 2012	21,286,720	640,019
31	TOPIX	December 2012	2,946,695	202,399

			$56,923,918	$1,149,765

Sales
79	S&P TSE 60 Index	December 2012	$11,164,262	$145,896
14	SPI 200	December 2012	1,650,718	(37,216)

			$12,814,980	$108,680

Written Options (a)

Index Options

Contract Number		Expiration Date	Description		Premiums	Market Value
Put	147	12/21/2012	EUR	Euro STOXX 50, Strike 2,450	$103,296	$(10,087)
Put	25	12/21/2012	GBP	FTSE 100,Strike 5,700	43,973	(6,435)
Put	19	12/14/2012	JPY	Nikkei 225, Strike 8,750	16,004	(941)
Put	68	12/22/2012	USD	S&P 500, Strike 1,355	205,834	(33,660)
Put	425	12/21/2012	CAD	S&P TSX 60, Strike 680	71,948	(20,109)
Put	31	12/20/2012	AUD	SPI 200, Strike 4,350	19,946	(1,958)
Put	750	12/21/2012	CAD	S&P TSX 60, Strike 695	49,856	(47,189)

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Contract Number		Expiration Date	Description		Premiums	Market Value
Put	189	12/21/2012	EUR	Euro STOXX 50, Strike 2,575	$95,221	$(81,992)
Put	81	12/21/2012	GBP	FTSE 100, Strike 5,850	75,908	(65,170)
Put	62	12/14/2012	JPY	Nikkei 225, Strike 9,500	116,201	(101,535)
Put	101	12/22/2012	USD	S&P 500, Strike 1,410	164,324	(178,770)
Put	102	12/20/2012	AUD	SPI 200, Strike 4,475	23,965	(26,612)
Put	63	12/28/2012	HKD	Hang Seng, Strike 22,000	124,749	(131,280)

					$1,111,225	$(705,738)

Swap Agreements (a)

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
3,268,243	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate	$(347,627)
11,463,683	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate	(638,723)
674,661	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	(47,114)

						$(1,033,464)

				Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Consolidated Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

ADR - American Depositary Receipt.

CDO - Collateralized Debt Obligation.

CMBS - Commercial Mortgage Backed Security.

ETF - Exchange Traded Fund.

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt.

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

NVDR - Non-Voting Depository Receipt.

OJSC - Open Joint-Stock Company.

REIT - Real Estate Investment Trust.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

*	Non-income producing security.

(a)	All or a portion of these securities are owned by GMO Implementation Fund, which is a 100% owned subsidiary of GMO Benchmark-Free Allocation Fund.

(b)	Represents an investment to equitize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(c)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(d)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

(e)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JP Morgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$ 2,566,724,726	$72,246,221	$(34,716,536)	$37,529,685

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Gains* Distributions of Realized	Return of Capital*	Value, End of period
Alpha Only Fund, Class IV	$21,013,573	$622,052,979	$30,000	$800,246	$—	$—	$640,068,399
Alternative Asset Opportunity Fund	1,338,981	244,594,401	—	—	—	—	243,576,035
Currency Hedged International Equity Fund, Class III	17,676,489	—	17,828,942	—	—	—	—
Debt Opportunities Fund, Class VI	1,547,578	132,652,007	—	147,894	491,733	—	139,419,101
Emerging Country Debt Fund, Class IV	2,307,559	66,409,374	—	630,778	—	—	72,539,559
Emerging Markets Fund, Class VI	12,431,619	—	10,511,120	—	—	—	—
Flexible Equities Fund, Class VI	7,960,464	88,450,745	—	237,670	—	—	97,288,517
Quality Fund, Class VI	31,909,928	—	32,073,499	—	—	—	—
Special Situations Fund, Class VI	4,714,131	30,103,011	35,090,449	—	—	—	—
Strategic Fixed Income Fund, Class VI	12,657,138	430,651	13,324,631	430,651	—	—	—
U.S. Treasury Fund**	—	50,003,747	50,003,747	5,847	—	—	—
World Opportunity Overlay Fund	792,223	—	791,893	—	—	—	—

Totals	$114,349,683	$1,234,696,915	$159,654,281	$2,253,086	$491,733	$—	$1,192,891,611

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	Owned by Implementation Fund.

Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
20,844,442	GMO Alpha Only Fund, Class IV	507,562,154
6,142,667	GMO Alternative Asset Opportunity Fund	183,297,181
37,535,069	GMO Currency Hedged International Equity Fund, Class III	869,312,205
5,672,979	GMO Debt Opportunities Fund, Class VI	153,567,552
9,340,651	GMO Emerging Country Debt Fund, Class IV	99,104,312
41,197,919	GMO Emerging Markets Fund, Class VI	463,476,590
5,926,238	GMO Flexible Equities Fund, Class VI	105,961,139
37,494,259	GMO Quality Fund, Class VI	878,490,497
13,683,105	GMO Risk Premium Fund, Class VI	139,567,671
6,911,090	GMO Special Situations Fund, Class VI	177,753,239
8,472,945	GMO Strategic Fixed Income Fund, Class VI	143,023,304

	TOTAL MUTUAL FUNDS (COST $3,626,557,559)	3,721,115,844

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%
	Time Deposits — 0.0%
20,017	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	20,017

	TOTAL SHORT-TERM INVESTMENTS (COST $20,017)	20,017

	TOTAL INVESTMENTS — 100.0% (Cost $3,626,577,576)	3,721,135,861
	Other Assets and Liabilities (net) — 0.00%	292,943

	TOTAL NET ASSETS — 100.0%	$3,721,428,804

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,640,616,696	$160,789,254	$(80,270,089)	$80,519,165

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Alpha Only Fund, Class IV	$651,434,959	$93,303,133	$244,073,414	$1,677,065	$—	$—	$507,562,154
Alternative Asset Opportunity Fund	42,409,888	142,709,650	—	—	—	—	183,297,181
Currency Hedged International Equity Fund, Class III	538,245,769	400,338,966	133,559,843	1,213,647	970,168	—	869,312,205
Debt Opportunities Fund, Class VI	52,471,767	94,387,354	—	195,730	650,786	—	153,567,552
Emerging Country Debt Fund, Class IV	66,358,364	24,783,908	—	1,832,821	—	—	99,104,312
Emerging Markets Fund, Class VI	387,955,031	163,226,789	78,933,672	1,178,534	—	—	463,476,590
Flexible Equities Fund, Class VI	241,557,893	2,341,647	118,868,580	969,191	—	—	105,961,139
Quality Fund, Class VI	989,379,246	65,750,219	181,247,744	11,029,764	41,058,345	—	878,490,497
Risk Premium Fund, Class VI	—	138,769,161	—	—	—	—	139,567,671
Special Situations Fund, Class VI	147,045,737	45,294,198	9,432,843	—	—	—	177,753,239
Strategic Fixed Income Fund, Class VI	376,043,671	14,364,190	249,340,047	11,582,676	—	—	143,023,304
World Opportunity Overlay Fund	22,536,458	—	22,527,068	—	—	—	—

Totals	$3,515,438,783	$1,185,269,215	$1,037,983,211	$29,679,428	$42,679,299	$—	$3,721,115,844

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.5%

	Affiliated Issuers — 99.5%
31,280,531	GMO Alpha Only Fund, Class IV	761,680,933
7,874,856	GMO Alternative Asset Opportunity Fund	234,985,693
9,695,061	GMO Currency Hedged International Equity Fund, Class III	224,537,619
4,157,393	GMO Debt Opportunities Fund, Class VI	112,540,632
2,637,485	GMO Domestic Bond Fund, Class VI	47,131,859
10,721,391	GMO Emerging Country Debt Fund, Class IV	113,753,956
36,129,937	GMO Emerging Markets Fund, Class VI	406,461,789
4,633,528	GMO Flexible Equities Fund, Class VI	82,847,487
21,028,644	GMO International Core Equity Fund, Class VI	587,750,598
1,074,451	GMO International Growth Equity Fund, Class IV	25,915,769
15,609,599	GMO International Intrinsic Value Fund, Class IV	319,840,691
6,526,357	GMO Risk Premium Fund, Class VI	66,568,842
6,091	GMO Special Purpose Holding Fund (a)	3,594
6,434,145	GMO Special Situations Fund, Class VI	165,486,208
17,051,330	GMO Strategic Fixed Income Fund, Class VI	287,826,447
99,417,188	GMO U.S. Flexible Equities Fund, Class VI	1,015,049,495

	TOTAL MUTUAL FUNDS (COST $4,350,609,088)	4,452,381,612

	DEBT OBLIGATIONS — 0.5%

	Asset-Backed Securities — 0.5%

	Airlines — 0.0%
445,705	Aircraft Finance Trust, Series 99-1A, Class A1, 144A, 1 mo. LIBOR + .48%, 0.69%, due 05/15/24	200,567

	Business Loans — 0.1%
61,815	Bayview Commercial Asset Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .36%, 0.57%, due 04/25/34	55,016
47,838	Bayview Commercial Asset Trust, Series 04-3, Class A1, 144A, 1 mo. LIBOR + .37%, 0.58%, due 01/25/35	41,619
233,990	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	173,152
214,257	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, 1 mo. LIBOR + .24%, 0.45%, due 07/25/37	162,835
823,938	Bayview Commercial Asset Trust, Series 07-6A, Class A2, 144A, 1 mo. LIBOR + 1.30%, 1.51%, due 12/25/37	733,305
219,550	Bayview Financial Acquisition Trust, Series 04-B, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 05/28/39	81,782

Par Value ($)	Description	Value ($)
	Business Loans — continued
219,550	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.51%, due 05/28/39	71,573
272,435	Bayview Financial Acquisition Trust, Series 05-A, Class A1, 144A, 1 mo. LIBOR + .50%, 1.21%, due 02/28/40	149,839
55,918	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	49,515
98,578	GE Business Loan Trust, Series 05-2A, Class A, 144A, 1 mo. LIBOR + .24%, 0.45%, due 11/15/33	82,855
175,549	Lehman Brothers Small Balance Commercial, Series 07-3A, Class 1A2, 144A, 1 mo. LIBOR + .85%, 1.06%, due 10/25/37	159,496
168,905	Lehman Brothers Small Balance Commercial, Series 05-1A, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/25/30	141,216
144,240	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 09/25/30	120,368

	Total Business Loans	2,022,571

	CMBS — 0.1%
33,699	Citigroup/Deutsche Bank Commercial Mortgage, Series 05-CD1, Class A2FL, 1 mo. LIBOR + .12%, 0.33%, due 07/15/44	33,699
1,100,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	1,023,000
46,797	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	46,797
342,820	GS Mortgage Securities Corp., Series 06-GG6, Class A2, 5.51%, due 04/10/38	342,820
136,119	GS Mortgage Securities Corp., Series 07-EOP, Class A1, 144A, 1 mo. LIBOR + .35%, 1.10%, due 03/06/20	136,119
300,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	299,640
298,969	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.83%, due 05/12/39	307,878
58,381	Morgan Stanley Capital I, Series 06-IQ11, Class A3, 5.82%, due 10/15/42	59,170

	Total CMBS	2,249,123

	CMBS Collateralized Debt Obligations — 0.0%
499,812	American Capital Strategies Ltd. Commercial Real Estate CDO Trust, Series 07-1A, Class A, 144A, 3 mo. LIBOR + .80%, 1.11%, due 11/23/52	1,249
81,970	G-Force LLC, Series 05-RR2, Class A2, 144A, 5.16%, due 12/25/39	82,380

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	CMBS Collateralized Debt Obligations — continued
561,924	Marathon Real Estate CDO, Series 06-1A, Class A1, 144A, 1 mo. LIBOR + .33%, 0.54%, due 05/25/46	508,541

	Total CMBS Collateralized Debt Obligations	592,170

	Corporate Collateralized Debt Obligations — 0.0%
1,000,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.67%, due 06/20/13	1,000,900

	Credit Cards — 0.0%
400,000	World Financial Network Credit Card Master Trust, Series 06-A, Class A, 144A, 1 mo. LIBOR + .13%, 0.34%, due 02/15/17	400,016

	Insured Business Loans — 0.0%
198,837	CNL Commercial Mortgage Loan Trust, Series 03-2A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .44%, 0.65%, due 10/25/30	144,257

	Insured Other — 0.0%
514,002	Henderson Receivables LLC, Series 06-3A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 09/15/41	477,720
503,746	Henderson Receivables LLC, Series 06-4A, Class A1, 144A, MBIA, 1 mo. LIBOR + .20%, 0.41%, due 12/15/41	469,448
166,900	TIB Card Receivables Fund, Series 2005-B,144A, FGIC, 3 mo. LIBOR + .25%, 0.60%, due 01/05/14	140,614
100,000	Toll Road Investment Part II, Series 1999B, 144A, MBIA, Zero Coupon, due 02/15/30	15,850
900,000	Toll Road Investment Part II, Series C, 144A, MBIA, Zero Coupon, due 02/15/37	67,500

	Total Insured Other	1,171,132

	Insured Residential Asset-Backed Securities (United States) ♦— 0.0%
60,403	Ameriquest Mortgage Securities, Inc., Series 04-R6, Class A1, XL, 1 mo. LIBOR + .21%, 0.63%, due 07/25/34	52,551
72,214	Citigroup Mortgage Loan Trust, Inc., Series 03-HE3, Class A, AMBAC, 1 mo. LIBOR + .38%, 0.59%, due 12/25/33	65,714
19,507	Quest Trust, Series 04-X1, Class A, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 03/25/34	16,971
237,089	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.43%, due 11/25/35	195,599

	Total Insured Residential Asset-Backed Securities (United States)	330,835

Par Value ($)	Description	Value ($)
	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
11,782	Chevy Chase Mortgage Funding Corp., Series 03-4A, Class A1, 144A, AMBAC, 1 mo. LIBOR + .34%, 0.55%, due 10/25/34	8,265
30,788	Chevy Chase Mortgage Funding Corp., Series 04-1A, Class A2, 144A, AMBAC, 1 mo. LIBOR + .33%, 0.54%, due 01/25/35	22,090
224,025	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	137,775
148,375	GMAC Mortgage Corp. Loan Trust, Series 04-HE3, Class A3, FSA, 1 mo. LIBOR + .23%, 0.44%, due 10/25/34	116,207
5,409	GreenPoint Home Equity Loan Trust, Series 04-1, Class A, AMBAC, 1 mo. LIBOR + .23%, 0.67%, due 07/25/29	3,961
9,341	GreenPoint Home Equity Loan Trust, Series 04-4, Class A, AMBAC, 1 mo. LIBOR + .28%, 0.77%, due 08/15/30	5,936
13,470	Lehman ABS Corp., Series 04-2, Class A, AMBAC, 1 mo. LIBOR + .22%, 0.65%, due 06/25/34	9,496
3,670	Residential Funding Mortgage Securities II, Series 03-HS1, Class AII, FGIC, 1 mo. LIBOR + .29%, 0.50%, due 12/25/32	2,707
79,724	SBI Heloc Trust, Series 05-HE1, Class 1A, 144A, FSA, 1 mo. LIBOR + .19%, 0.40%, due 11/25/35	75,825

	Total Insured Residential Mortgage-Backed Securities (United States)	382,262

	Insured Time Share — 0.0%
52,616	Sierra Receivables Funding Co., Series 07-1A, Class A2, 144A, FGIC, 1 mo. LIBOR + .15%, 0.36%, due 03/20/19	52,098
154,397	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	154,074

	Total Insured Time Share	206,172

	Insured Transportation — 0.0%
56,667	GE Seaco Finance SRL, Series 04-1A, Class A, 144A, AMBAC, 1 mo. LIBOR + .30%, 0.51%, due 04/17/19	56,454

	Residential Asset-Backed Securities (United States) ♦— 0.2%
37,311	Accredited Mortgage Loan Trust, Series 04-4, Class A1B, 1 mo. LIBOR + .39%, 0.60%, due 01/25/35	31,854
21,300	ACE Securities Corp., Series 06-HE3, Class A2B, 1 mo. LIBOR + .09%, 0.30%, due 06/25/36	12,567
12,322	ACE Securities Corp., Series 06-ASP4, Class A2B, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	12,168

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ♦— continued
103,227	ACE Securities Corp., Series 06-SL1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 09/25/35	36,904
126,340	ACE Securities Corp., Series 06-ASP2, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 03/25/36	118,286
158,538	ACE Securities Corp., Series 06-HE2, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 05/25/36	87,196
659,278	ACE Securities Corp., Series 06-ASP5, Class A2C, 1 mo. LIBOR + .18%, 0.39%, due 10/25/36	285,138
244,984	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.41%, due 06/25/36	43,791
313,528	ACE Securities Corp., Series 06-SL3, Class A2, 1 mo. LIBOR + .17%, 0.55%, due 06/25/36	53,300
100,064	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.28%, due 11/25/36	32,271
75,379	ACE Securities Corp., Series 06-ASL1, Class A, 1 mo. LIBOR + .14%, 0.35%, due 02/25/36	27,325
334,725	ACE Securities Corp., Series 06-OP1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 04/25/36	245,186
132,007	ACE Securities Corp., Series 07-HE1, Class A2A, 1 mo. LIBOR + .09%, 0.30%, due 01/25/37	44,552
362,221	Alliance Bancorp Trust, Series 07-S1, Class A1, 144A, 1 mo. LIBOR + .20%, 0.61%, due 05/25/37	18,564
109,014	Argent Securities, Inc., Series 04-W8, Class A5, 1 mo. LIBOR + .52%, 1.25%, due 05/25/34	101,638
327,113	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 03/25/36	130,845
1,298,462	Argent Securities, Inc., Series 06-M1, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 07/25/36	467,041
245,276	Argent Securities, Inc., Series 06-W5, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	74,043
242,921	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36	80,771
250,033	Asset Backed Funding Certificates, Series 06-OPT2, Class A3C, 1 mo. LIBOR + .15%, 0.36%, due 10/25/36	179,798
494,201	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.43%, due 05/25/37	384,982
112,315	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A1, 1 mo. LIBOR + .11%, 0.32%, due 11/25/36	72,679
300,000	Bear Stearns Asset Backed Securities, Inc., Series 07-AQ1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 11/25/36	47,820

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ♦— continued
53,498	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, 1 mo. LIBOR + .16%, 0.53%, due 02/25/37	24,229
8,488	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 02/25/37	8,466
1,300,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 02/25/37	958,360
270,971	Centex Home Equity, Series 06-A, Class AV3, 1 mo. LIBOR + .16%, 0.37%, due 06/25/36	265,552
3,433	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.75%, due 04/25/33	3,165
30	Citigroup Mortgage Loan Trust, Inc., Series 04-OPT1, Class A1B, 1 mo. LIBOR + .41%, 0.62%, due 10/25/34	29
386,471	Citigroup Mortgage Loan Trust, Inc., Series 06-HE3, Class A2C, 1 mo. LIBOR + .16%, 0.37%, due 12/25/36	148,791
857,738	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.35%, due 02/25/37	733,452
17,549	Equity One ABS, Inc., Series 04-1, Class AV2, 1 mo. LIBOR + .30%, 0.51%, due 04/25/34	12,537
328,874	First Franklin Mortgage Loan Asset Backed Certificates, Series 06-FF5, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 04/25/36	224,868
48,197	Fremont Home Loan Trust, Series 06-B, Class 2A2, 1 mo. LIBOR + .10%, 0.31%, due 08/25/36	12,252
562,323	Fremont Home Loan Trust, Series 06-B, Class 2A3, 1 mo. LIBOR + .16%, 0.37%, due 08/25/36	196,813
123,235	Fremont Home Loan Trust, Series 06-A, Class 1A2, 1 mo. LIBOR + .20%, 0.40%, due 05/25/36	64,121
91,628	Household Home Equity Loan Trust, Series 05-2, Class A2, 1 mo. LIBOR + .31%, 0.52%, due 01/20/35	81,950
83,540	Household Home Equity Loan Trust, Series 05-3, Class A2, 1 mo. LIBOR + .29%, 0.50%, due 01/20/35	77,327
245,242	Household Home Equity Loan Trust, Series 06-1, Class A1, 1 mo. LIBOR + .16%, 0.37%, due 01/20/36	228,611
858,796	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.33%, due 12/25/36	298,689
461,469	Master Asset-Backed Securities Trust, Series 06-NC3, Class A4, 1 mo. LIBOR + .16%, 0.37%, due 10/25/36	207,661
478,647	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36	300,351

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Asset-Backed Securities (United States) ♦— continued
375,093	Master Asset-Backed Securities Trust, Series 06-HE2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 06/25/36	166,448
682,267	Master Asset-Backed Securities Trust, Series 06-HE3, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 08/25/36	194,446
183,641	Master Second Lien Trust, Series 06-1, Class A, 1 mo. LIBOR + .16%, 0.53%, due 03/25/36	38,565
123,051	Merrill Lynch Mortgage Investors, Series 07-HE2, Class A2A, 1 mo. LIBOR + .12%, 0.33%, due 02/25/37	45,098
62,021	Morgan Stanley Capital, Inc., Series 04-SD1, Class A, 1 mo. LIBOR + .40%, 1.01%, due 08/25/34	56,439
276,435	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, 1 mo. LIBOR + .15%, 0.36%, due 11/25/36	111,956
182,008	People’s Choice Home Loan Securities Trust, Series 05-4, Class 1A2, 1 mo. LIBOR + .26%, 0.47%, due 12/25/35	87,346
9,319	Saxon Asset Securities Trust, Series 04-1, Class A, 1 mo. LIBOR + .27%, 0.75%, due 03/25/35	6,235
15,736	SG Mortgage Securities Trust, Series 05-OPT1, Class A2, 1 mo. LIBOR + .26%, 0.47%, due 10/25/35	15,662
3,017	Soundview Home Equity Loan Trust, Series 07-NS1, Class A1, 1 mo. LIBOR + .12%, 0.33%, due 01/25/37	2,980
499,648	Specialty Underwriting & Residential Finance, Series 06-BC3, Class A2C, 1 mo. LIBOR + .15%, 0.36%, due 06/25/37	266,712
122,964	Structured Asset Investment Loan Trust, Series 06-1, Class A3, 1 mo. LIBOR + .20%, 0.41%, due 01/25/36	115,586
53,416	Structured Asset Securities Corp., Series 05-S6, Class A2, 1 mo. LIBOR + .29%, 0.79%, due 11/25/35	51,280
470,489	Yale Mortgage Loan Trust, Series 07-1, Class A, 144A, 1 mo. LIBOR + .40%, 0.61%, due 06/25/37	145,852

	Total Residential Asset-Backed Securities (United States)	7,740,548

	Residential Mortgage-Backed Securities (Australian) — 0.0%
136,142	Crusade Global Trust, Series 06-1, Class A1, 144A, 3 mo. LIBOR + .06%, 0.38%, due 07/20/38	134,436
216,214	Crusade Global Trust, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.38%, due 04/19/38	211,536
46,304	Interstar Millennium Trust, Series 03-3G, Class A2, 3 mo. LIBOR + .25%, 0.86%, due 09/27/35	44,260
358,710	Interstar Millennium Trust, Series 04-2G, Class A, 3 mo. LIBOR + .20%, 0.79%, due 03/14/36	342,572

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — continued
30,171	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.81%, due 12/08/36	28,361
40,885	Interstar Millennium Trust, Series 06-2GA, Class A2, 144A, 3 mo. LIBOR + .08%, 0.61%, due 05/27/38	38,677
25,857	Medallion Trust, Series 05-1G, Class A1, 3 mo. LIBOR + .08%, 0.39%, due 05/10/36	25,644
166,544	Medallion Trust, Series 06-1G, Class A1, 3 mo. LIBOR + .05%, 0.44%, due 06/14/37	163,666
157,311	National RMBS Trust, Series 06-3, Class A1, 144A, 3 mo. LIBOR + .07%, 0.39%, due 10/20/37	155,179
189,870	Puma Finance Ltd., Series G5, Class A1, 144A, 3 mo. LIBOR + .07%, 0.45%, due 02/21/38	184,326
21,201	Superannuation Members Home Loans Global Fund, Series 8, Class A1, 3 mo. LIBOR + .07%, 0.48%, due 01/12/37	21,107
194,929	Superannuation Members Home Loans Global Fund, Series 07-1, Class A1, 3 mo. LIBOR + .06%, 0.46%, due 06/12/40	194,288
151,033	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.36%, due 05/21/38	149,476

	Total Residential Mortgage-Backed Securities (Australian)	1,693,528

	Residential Mortgage-Backed Securities (European) — 0.1%
321,590	Aire Valley Mortgages, Series 06-1A, Class 1A, 144A, 3 mo. LIBOR + .11%, 0.60%, due 09/20/66	298,275
642,493	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .20%, 0.54%, due 01/13/39	630,285
90,984	Granite Master Issuer Plc, Series 06-2, Class A4, 1 mo. LIBOR + .08%, 0.29%, due 12/20/54	89,255
44,556	Granite Mortgages Plc, Series 04-3, Class 2A1, 3 mo. LIBOR + .28%, 0.66%, due 09/20/44	44,156
212,919	Kildare Securities Ltd., Series 07-1A, Class A2, 144A, 3 mo. LIBOR + .06%, 0.53%, due 12/10/43	202,273
77,276	Leek Finance Plc, Series 17A, Class A2B, 144A, 3 mo. LIBOR + .14%, 0.66%, due 12/21/37	79,389
188,749	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.73%, due 05/15/34	166,666
298,825	Paragon Mortgages Plc, Series 12A, Class A2C, 144A, 3 mo. LIBOR + .22%, 0.53%, due 11/15/38	259,604

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (European) — continued
209,152	Paragon Mortgages Plc, Series 14A, Class A2C, 144A, 3 mo. LIBOR + .20%, 0.59%, due 09/15/39	174,683

	Total Residential Mortgage-Backed Securities (European)	1,944,586

	Residential Mortgage-Backed Securities (United States) — 0.0%
18,645	Chevy Chase Mortgage Funding Corp., Series 04-3A, Class A2, 144A, 1 mo. LIBOR + .30%, 0.51%, due 08/25/35	13,425
59,151	Mellon Residential Funding Corp., Series 04-TBC1, Class A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 02/26/34	51,646

	Total Residential Mortgage-Backed Securities (United States)	65,071

	Student Loans — 0.0%
700,000	College Loan Corp. Trust, Series 07-2, Class A1, 3 mo. LIBOR + .25%, 0.57%, due 01/25/24	682,500
357,361	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.45%, due 12/23/19	356,997
7,312	SLM Student Loan Trust, Series 07-A, Class A1, 3 mo. LIBOR + .03%, 0.42%, due 09/15/22	7,308

	Total Student Loans	1,046,805

	Time Share — 0.0%
63,335	Sierra Receivables Funding Co., Series 08-1A, Class A2, 144A, 1 mo. LIBOR + 4.00%, 4.21%, due 02/20/20	65,255

	Total Asset-Backed Securities	21,312,252

Par Value ($) / Shares	Description	Value ($)

	Corporate Debt — 0.0%
598,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	604,698

	U.S. Government Agency — 0.0%
22,464	Agency for International Development Floater (Support of Peru), Series B, 6 mo. U.S. Treasury Bill +.35%, 0.50%, due 05/01/14 (b)	22,242

	TOTAL DEBT OBLIGATIONS (COST $21,933,576)	21,939,192

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
30,576	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (c)	30,576

	TOTAL SHORT-TERM INVESTMENTS (COST $30,576)	30,576

	TOTAL INVESTMENTS — 100.0% (Cost $4,372,573,240)	4,474,351,380
	Other Assets and Liabilities (net) — (0.0%)	(76,987)

	TOTAL NET ASSETS — 100.0%	$4,474,274,393

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

CDO - Collateralized Debt Obligation

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

RMBS - Residential Mortgage Backed Security

XL - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at November 30, 2012, which are subject to change based on the terms of the security.

t	These securities are primarily backed by subprime mortgages.

(a)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

(b)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$4,577,719,127	$—	$(103,367,747)	$(103,367,747)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Alpha Only Fund, Class IV	$545,483,395	$311,103,416		$98,169,821		$1,955,896	$—	$—	$761,680,933
Alternative Asset Opportunity Fund	—	237,522,864		—		—	—	—	234,985,693
Asset Allocation Bond Fund, Class VI	37,422,271	10,105,159		47,079,639		19,942	425,925	—	—
Currency Hedged International Equity Fund, Class III	305,884,173	142,403,612		246,291,679		572,180	457,391	—	224,537,619
Debt Opportunities Fund, Class VI	—	109,459,210		230,354		82,610	274,671	—	112,540,632
Domestic Bond Fund, Class VI	68,231,741	—		—		458,214	—	25,284,169	47,131,859
Emerging Country Debt Fund, Class IV	18,059,084	91,158,950		—		514,050	—	—	113,753,956
Emerging Markets Fund, Class VI	316,523,512	146,125,471		42,525,818		1,036,997	—	—	406,461,789
Flexible Equities Fund, Class VI	147,961,994	16,042,035		70,513,007		402,442	—	—	82,847,487
International Core Equity Fund, Class VI	361,549,979	244,051,602		29,924,250		3,874,340	—	—	587,750,598
International Growth Equity Fund, Class IV	58,092,988	26,405,301		56,427,800		601,464	—	—	25,915,769
International Intrinsic Value Fund, Class IV	175,325,690	135,619,777		1,714,661		2,473,933	—	—	319,840,691
Quality Fund, Class VI	985,774,092	130,668,600		1,081,219,502	**	11,677,154	43,858,225	—	—
Risk Premium Fund, Class VI	—	66,179,131		—		—	—	—	66,568,842
Short-Duration Investment Fund, Class III	2,970,832	6,107		3,003,828		6,107	—	—	—
Special Purpose Holding Fund	—	3,837	***	—		—	—	—	3,594
Special Situations Fund, Class VI	147,454,549	34,714,168		11,272,980		—	—	—	165,486,208
Strategic Fixed Income Fund, Class VI	385,788,871	26,055,401		132,154,209		11,680,603	—	—	287,826,447
U.S. Flexible Equities Fund, Class VI	—	1,186,147,429	****	203,173,186		—	—	—	1,015,049,495
World Opportunity Overlay Fund	24,388,538	—		24,632,423		—	—	—	—

Totals	$3,580,911,709	$2,913,772,070		$2,048,333,157		$35,355,932	$45,016,212	$25,284,169	$4,452,381,612

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	$1,021,481,870 was redeemed in-kind.

***	$3,837 was received in-kind.

****	$1,021,481,870 was purchased in-kind.

Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%
6,382,531	GMO Currency Hedged International Equity Fund, Class III	147,819,412
27,654,255	GMO Emerging Markets Fund, Class VI	311,110,373
2,154,131	GMO Flexible Equities Fund, Class VI	38,515,860
16,528,612	GMO International Core Equity Fund, Class VI	461,974,713
1,153,493	GMO International Growth Equity Fund, Class IV	27,822,257
12,730,389	GMO International Intrinsic Value Fund, Class IV	260,845,674
284	GMO Special Purpose Holding Fund (a)	168
5,343,854	GMO U.S. Core Equity Fund, Class VI	73,424,548
80,184,111	GMO U.S. Flexible Equities Fund, Class VI	818,679,776

	TOTAL MUTUAL FUNDS (COST $2,086,017,061)	2,140,192,781

	PRIVATE INVESTMENT FUND — 0.0%

	Affiliated Issuers — 0.0%
175	GMO SPV I, LLC (a)	35

	TOTAL PRIVATE INVESTMENT FUND (COST $0)	35

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
25,867	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	25,867

	TOTAL SHORT-TERM INVESTMENTS (COST $25,867)	25,867

	TOTAL INVESTMENTS — 99.8% (Cost $2,086,042,928)	2,140,218,683
	Other Assets and Liabilities (net) — 0.2%	3,462,819

	TOTAL NET ASSETS — 100.0%	$2,143,681,502

Notes to Schedule of Investments:

(a)	Underlying investment represents interests in defaulted claims. See “Other matters” for additional information.

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$2,128,394,486	$30,527,562	$(18,703,365)	$11,824,197

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds managed by GMO during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Alpha Only Fund, Class IV	$16,201,987	$—		$16,430,184		$—	$—	$—	$—
Currency Hedged International Equity Fund, Class III	123,326,682	69,220,814		53,620,880		251,343	200,920	—	147,819,412
Emerging Markets Fund, Class VI	216,367,860	108,012,154		2,266,580		729,400	—	—	311,110,373
Flexible Equities Fund, Class VI	63,427,170	14,322,942		35,838,341		165,369	—	—	38,515,860
International Core Equity Fund, Class VI	317,912,673	193,036,377		53,549,444		3,089,668	—	—	461,974,713
International Growth Equity Fund, Class IV	33,921,927	27,574,044		33,226,451		215,335	—	—	27,822,257
International Intrinsic Value Fund, Class IV	121,030,322	132,203,651		2,801,512		2,153,755	—	—	260,845,674
Quality Fund, Class VI	662,574,369	135,700,621		771,239,616	**	8,231,106	32,193,700	—	—
Short-Duration Investment Fund, Class III	140,804	286		142,353		286	—	—	—
Special Purpose Holding Fund	—	179	***	—		—	—	—	168
SPV I, LLC	26	—		—		—	—	—	35
U.S. Core Equity Fund, Class VI	81,964,155	9,913,543		21,799,915		379,604	—	—	73,424,548
U.S. Flexible Equities Fund, Class VI	—	891,761,657	****	97,358,443		—	—	—	818,679,776

Totals	$1,636,867,975	$1,581,746,268		$1,088,273,719		$15,215,866	$32,394,620	$—	$2,140,192,816

*	The table above includes sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	$751,738,792 was redeemed in-kind.

***	$179 was received in-kind.

****	$751,783,792 was purchased in-kind.

International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
30,597,866	GMO Emerging Markets Fund, Class VI	344,225,990
2,191,186	GMO Flexible Equities Fund, Class VI	39,178,413
11,400,857	GMO International Growth Equity Fund, Class IV	274,988,665
32,606,883	GMO International Intrinsic Value Fund, Class IV	668,115,030

	TOTAL MUTUAL FUNDS (COST $1,237,245,890)	1,326,508,098

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
23,693	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	23,693

	TOTAL SHORT-TERM INVESTMENTS (COST $23,693)	23,693

	TOTAL INVESTMENTS — 100.0% (Cost $1,237,269,583)	1,326,531,791
	Other Assets and Liabilities (net) — (0.0%)	(51,980)

	TOTAL NET ASSETS — 100.0%	$1,326,479,811

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,375,207,551	$—	$(48,675,760)	$(48,675,760)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Emerging Markets Fund, Class VI	$285,326,259	$94,815,885	$17,797,224	$879,304	$—	$—	$344,225,990
Flexible Equities Fund, Class VI	48,831,797	10,302,483	15,647,897	170,385	—	—	39,178,413
International Growth Equity Fund, Class IV	343,220,957	80,287,628	157,950,025	6,371,358	—	—	274,988,665
International Intrinsic Value Fund, Class IV	489,641,808	203,500,388	40,576,964	7,236,761	—	—	668,115,030

Totals	$1,167,020,821	$388,906,384	$231,972,110	$14,657,808	$—	$—	$1,326,508,098

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

International Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,506,247	GMO Emerging Markets Fund, Class VI	16,945,275
2,261,473	GMO Flexible Equities Fund, Class VI	40,435,129
11,154,765	GMO International Growth Equity Fund, Class IV	269,052,928
28,534,110	GMO International Intrinsic Value Fund, Class IV	584,663,917

	TOTAL MUTUAL FUNDS (COST $888,975,450)	911,097,249

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
20,664	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	20,664

	TOTAL SHORT-TERM INVESTMENTS (COST $20,664)	20,664

	TOTAL INVESTMENTS — 100.0% (Cost $888,996,114)	911,117,913
	Other Assets and Liabilities (net) — (0.0%)	(38,730)

	TOTAL NET ASSETS — 100.0%	$911,079,183

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,046,336,735	$—	$(135,218,822)	$(135,218,822)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Emerging Markets Fund, Class VI	$—	$15,540,791	$—	$42,230	$—	$—	$16,945,275
Flexible Equities Fund, Class VI	48,478,625	3,521,405	8,440,546	159,326	—	—	40,435,129
International Growth Equity Fund, Class IV	315,915,227	28,386,207	85,299,911	5,345,356	—	—	269,052,928
International Intrinsic Value Fund, Class IV	445,960,050	133,377,274	10,100,984	5,608,103	—	—	584,663,917

Totals	$810,353,902	$180,825,677	$103,841,441	$11,155,015	$—	$—	$911,097,249

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value		Description	Value ($)
		DEBT OBLIGATIONS — 5.2%

		Asset-Backed Securities — 2.2%

		Residential Asset-Backed Securities (Canada) ·— 2.1%
CAD	1,408,000	Master Asset Vehicle II, Series 09-2, Class B, due 07/15/56	1,084,331
CAD	600,000	Master Asset Vehicle II, Series 09-2, Class C, due 07/15/56	374,491
CAD	10,238,400	Master Asset Vehicle II, Series 09-2, Class A1, 0.80%, due 07/15/56	8,632,063
CAD	7,753,600	Master Asset Vehicle II, Series 09-2, Class A2, 0.80%, due 07/15/56	6,244,405

		Total Residential Asset-Backed Securities (Canada)	16,335,290

		Residential Asset-Backed Securities (United States) ·— 0.1%
USD	989,778	Countrywide Asset-Backed Certificates, Series 06-S9, Class A2, MBIA, 5.51%, due 08/25/36	979,583

		Total Asset-Backed Securities	17,314,873

Par Value / Shares		Description	Value ($)
		Convertible Debt — 3.0%

		Bank Loans — 3.0%
USD	3,989,899	Chrysler Group LLC, Term Loan B, 3 mo. LIBOR + 4.75%, 6.00%, due 05/24/17	4,074,684
USD	4,000,000	Del Monte Foods Co., Term Loan B, 3 mo. LIBOR + 3.00%, 4.50%, due 03/08/18	4,000,000
USD	1,600,000	Caesars Entertainment Corp. Term Loan B1, 3 mo. LIBOR + 3.00%, 3.21%, due 01/28/15	1,552,000
USD	6,510,231	Caesars Entertainment Corp. Term Loan B3, 3 mo. LIBOR + 3.00%, 3.21%, due 01/28/15	6,314,924
USD	8,000,000	Springleaf Financial Funding Co., Term Loan B, 3 mo. LIBOR + 4.25%, 5.50%, due 05/10/17	7,890,400

		Total Bank Loans	23,832,008

		TOTAL DEBT OBLIGATIONS (COST $41,414,277)	41,146,881

		MUTUAL FUNDS — 88.1%

		Affiliated Issuers — 88.1%
	27,697,758	GMO U.S. Treasury Fund	692,443,940

		TOTAL MUTUAL FUNDS (COST $692,468,050)	692,443,940

		SHORT-TERM INVESTMENTS — 5.3%

		Money Market Funds — 5.3%
	41,168,315	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (a)	41,168,315

		TOTAL SHORT-TERM INVESTMENTS (COST $41,168,315)	41,168,315

		TOTAL INVESTMENTS — 98.6% (Cost $775,050,642)	774,759,136
		Other Assets and Liabilities (net) — 1.4%	11,148,964

		TOTAL NET ASSETS — 100.0%	$785,908,100

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/21/12	RBS	USD	160,518,032	KRW	179,865,270,000	$5,451,073
12/14/12	BBH	USD	47,021,858	SGD	57,416,745	17,789
12/14/12	BOA	USD	37,822,990	SGD	46,187,204	16,664
12/14/12	DB	USD	85,353,934	SGD	104,131,800	(42,182)
12/14/12	BCLY	AUD	3,375,000	USD	3,450,026	(69,396)
12/14/12	BOA	AUD	151,262,267	USD	154,719,820	(3,015,222)
12/14/12	BONY	AUD	3,375,022	USD	3,450,319	(69,126)
12/14/12	JPM	AUD	75,631,133	USD	77,313,774	(1,553,746)
12/14/12	BBH	CHF	4,750,520	USD	5,128,102	1,023
12/14/12	BOA	CHF	12,782,051	USD	13,803,764	8,519
12/14/12	BONY	CHF	12,873,543	USD	13,905,993	12,004
12/14/12	RBS	CHF	48,188,202	USD	51,963,675	(44,258)

						$713,142

Swap Agreements

Forward Starting Dividend Swaps

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
686,006	EUR	12/19/2014	12/18/2015	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 79.50	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 79.50	$175,008
2,020,000	EUR	12/18/2015	12/16/2016	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 80.80	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 80.80	407,018
5,436,000	EUR	12/16/2016	12/15/2017	BNP	60,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 90.60	60,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 90.60	69,757
2,072,500	EUR	12/15/2017	12/21/2018	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 82.90	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 82.90	210,131
2,065,000	EUR	12/15/2017	12/21/2018	BCLY	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 82.60	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 82.60	219,683
2,062,500	EUR	12/15/2017	12/21/2018	BNP	25,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 82.50	25,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 82.50	222,867

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notional Amount		Starting Date	Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
1,007,000	EUR	12/15/2017	12/21/2018	BNP	10,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 100.70	10,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 100.70	$(142,635)
2,729,225	EUR	12/20/2018	12/20/2019	BNP	30,000 EUR for every 1 dividend EURO STOXX 50 Index point decrease in the actual dividends from a strike of 101.30	30,000 EUR for every 1 dividend EURO STOXX 50 Index point increase in the actual dividends from a strike of 101.30	(454,741)

							$707,088

					Premiums to (Pay) Receive		$—

Interest Rate Swaps

Notional Amount		Expiration Date	Counterparty	Receive (Pay) #	Fixed Rate	Variable Rate	Net Unrealized Appreciation/ (Depreciation)
840,000,000	JPY	10/22/2020	CITI	(Pay)	0.97%	6 Month JPY BBA LIBOR	$(365,168)
840,000,000	JPY	10/26/2020	CITI	(Pay)	0.97%	6 Month JPY BBA LIBOR	(365,083)
840,000,000	JPY	10/26/2020	CITI	(Pay)	0.97%	6 Month JPY BBA LIBOR	(366,971)
840,000,000	JPY	10/27/2020	CITI	(Pay)	0.99%	6 Month JPY BBA LIBOR	(376,794)
2,130,000,000	JPY	11/1/2020	MSCS	(Pay)	1.04%	6 Month JPY BBA LIBOR	(1,056,202)

							$(2,530,218)

					Premiums to (Pay) Receive		$—

#	Receive - Fund receives fixed rate and pays variable rate.

(Pay) - Fund pays fixed rate and receives variable rate.

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
127,097,272	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate minus 2.08%	$(7,078,386)
2,760,350	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate minus .31%	(86,460)
27,889,009	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	(2,987,238)
2,186,621	USD	11/1/2013	MSCI	Return on Industrial and Commercial Bank of China Ltd. Class - H	1 Month Federal Funds Effective Rate minus .40%	(11,721)
4,400,000	EUR	12/18/2015	DB	Depreciation of EURO STOXX 50 December 2015 Dividend Future	Appreciation of EURO STOXX 50 December 2015 Dividend Future	455,193
8,880,000	EUR	12/16/2016	MSCI	Depreciation of EURO STOXX 50 December 2016 Dividend Future	Appreciation of EURO STOXX 50 December 2016 Dividend Future	585,248
2,585,250	EUR	12/15/2017	DB	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	(149,238)
9,125,000	EUR	12/15/2017	MSCI	Depreciation of EURO STOXX 50 December 2017 Dividend Future	Appreciation of EURO STOXX 50 December 2017 Dividend Future	32,514
547,500	EUR	12/21/2018	DB	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(130,055)

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund Receives	Net Unrealized Appreciation/ (Depreciation)
789,000	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	$(153,140)
275,860	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(56,132)
904,250	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(151,709)
2,663,701	EUR	12/21/2018	MSCI	Depreciation of EURO STOXX 50 December 2018 Dividend Future	Appreciation of EURO STOXX 50 December 2018 Dividend Future	(321,498)
552,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(147,613)
3,037,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(524,772)
2,937,000	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(394,067)
5,587,500	EUR	12/20/2019	DB	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(415,526)
881,250	EUR	12/20/2019	MSCI	Depreciation of EURO STOXX 50 December 2019 Dividend Future	Appreciation of EURO STOXX 50 December 2019 Dividend Future	(289,698)

						$(11,824,298)

				Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Notes to Schedule of Investments:

BBA - British Banks Association

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

·	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank Plc

BNP - BNP Paribus

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

CITI - Citibank N.A.

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JPMorgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International Plc

MSCS - Morgan Stanley Capital Services LLC

RBS - Royal Bank of Scotland Plc

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

EUR - Euro

JPY - Japanese Yen

KRW - South Korean Won

SGD - Singapore Dollar

USD - United States Dollar

Special Situations Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$775,095,279	$57,722	$(393,865)	$(336,143)

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
U.S. Treasury Fund	$690,885,151	$181,558,789	$180,000,000	$558,767	$—	$—	$692,443,940

Totals	$690,885,151	$181,558,789	$180,000,000	$558,767	$—	$—	$692,443,940

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares / Par Value ($)	Description	Value ($)
	MUTUAL FUNDS — 99.6%

	Affiliated Issuers — 99.6%
3,198,012	GMO Alpha Only Fund, Class IV	77,871,581
5,831,872	GMO Currency Hedged International Equity Fund, Class III	135,066,153
2,817,773	GMO Debt Opportunities Fund, Class VI	76,277,116
685,664	GMO Domestic Bond Fund, Class VI	12,252,817
5,625,286	GMO Emerging Country Debt Fund, Class IV	59,684,281
3,256,190	GMO Emerging Markets Fund, Class VI	36,632,140
3,966,525	GMO Flexible Equities Fund, Class VI	70,921,460
6,787,971	GMO International Growth Equity Fund, Class IV	163,725,866
23,483,169	GMO International Intrinsic Value Fund, Class IV	481,170,142
4,330,422	GMO Risk Premium Fund, Class VI	44,170,302
2,485,075	GMO Special Situations Fund, Class VI	63,916,137
6,663,737	GMO Strategic Fixed Income Fund, Class VI	112,483,885
68,975,614	GMO U.S. Flexible Equities Fund, Class VI	704,241,017

	TOTAL MUTUAL FUNDS (COST $1,948,957,050)	2,038,412,897

	DEBT OBLIGATIONS — 0.4%

	Asset-Backed Securities — 0.4%

	Business Loans — 0.1%
701,969	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, 1 mo. LIBOR + .39%, 0.60%, due 01/25/36	519,457
585,467	Bayview Financial Acquisition Trust, Series 04-B, Class A2, 144A, 1 mo. LIBOR + .65%, 1.51%, due 05/28/39	190,862
223,671	GE Business Loan Trust, Series 04-1, Class A, 144A, 1 mo. LIBOR + .29%, 0.50%, due 05/15/32	198,061
490,414	Lehman Brothers Small Balance Commercial, Series 05-2A, Class 1A, 144A, 1 mo. LIBOR + .25%, 0.46%, due 09/25/30	409,251

	Total Business Loans	1,317,631

	CMBS — 0.1%
600,000	Commercial Mortgage Pass-Through Certificates, Series 06-FL12, Class AJ, 144A, 1 mo. LIBOR + .13%, 0.34%, due 12/15/20	558,000
25,998	GE Capital Commercial Mortgage Corp., Series 05-C4, Class A2, 5.31%, due 11/10/45	25,998
600,000	GS Mortgage Securities Corp., Series 07-EOP, Class A2, 144A, 1 mo. LIBOR + .51%, 1.26%, due 03/06/20	599,280
132,875	Merrill Lynch Mortgage Trust, Series 06-C1, Class A2, 5.64%, due 05/12/39	136,835

	Total CMBS	1,320,113

Par Value ($)	Description	Value ($)
	Corporate Collateralized Debt Obligations — 0.1%
1,100,000	Morgan Stanley ACES SPC, Series 06-13A, Class A, 144A, 3 mo. LIBOR + .29%, 0.67%, due 06/20/13	1,100,990

	Insured Residential Asset-Backed Securities (United States) ·— 0.0%
72,951	Residential Asset Mortgage Products, Inc., Series 05-RS9, Class AI3, FGIC, 1 mo. LIBOR + .22%, 0.43%, due 11/25/35	60,184

	Insured Residential Mortgage-Backed Securities (United States) — 0.0%
336,037	Countrywide Home Equity Loan Trust, Series 07-E, Class A, MBIA, 1 mo. LIBOR + .15%, 0.36%, due 06/15/37	206,663

	Insured Time Share — 0.0%
112,288	Sierra Receivables Funding Co., Series 07-2A, Class A2, 144A, MBIA, 1 mo. LIBOR + 1.00%, 1.21%, due 09/20/19	112,054

	Residential Asset-Backed Securities (United States) ·— 0.1%
233,484	ACE Securities Corp., Series 07-WM1, Class A2A, 1 mo. LIBOR + .07%, 0.28%, due 11/25/36	75,298
398,099	ACE Securities Corp., Series 06-SL3, Class A1, 1 mo. LIBOR + .10%, 0.41%, due 06/25/36	71,160
181,730	Argent Securities, Inc., Series 06-W2, Class A2B, 1 mo. LIBOR + .19%, 0.40%, due 03/25/36	72,692
145,752	Argent Securities, Inc., Series 06-M2, Class A2B, 1 mo. LIBOR + .11%, 0.32%, due 09/25/36	48,463
154,438	Asset Backed Funding Certificates, Series 07-NC1, Class A1, 144A, 1 mo. LIBOR + .22%, 0.43%, due 05/25/37	120,307
1,200,000	Carrington Mortgage Loan Trust, Series 07-FRE1, Class A2, 1 mo. LIBOR + .20%, 0.41%, due 02/25/37	884,640
10,298	Chase Funding Mortgage Loan Trust, Series 03-3, Class 2A2, 1 mo. LIBOR + .27%, 0.75%, due 04/25/33	9,494
1,372,381	Countrywide Asset-Backed Certificates, Series 06-BC3, Class 2A2, 1 mo. LIBOR + .14%, 0.35%, due 02/25/37	1,173,523
944,676	JP Morgan Mortgage Acquisition Corp., Series 06-WMC4, Class A3, 1 mo. LIBOR + .12%, 0.33%, due 12/25/36	328,558
273,513	Master Asset-Backed Securities Trust, Series 06-FRE2, Class A4, 1 mo. LIBOR + .15%, 0.36%, due 03/25/36	171,629

	Total Residential Asset-Backed Securities (United States)	2,955,764

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Par Value ($)	Description	Value ($)
	Residential Mortgage-Backed Securities (Australian) — 0.0%
90,514	Interstar Millennium Trust, Series 05-1G, Class A, 3 mo. LIBOR + .12%, 0.81%, due 12/08/36	85,083
211,447	Westpac Securitization Trust, Series 07-1G, Class A2A, 3 mo. LIBOR + .05%, 0.36%, due 05/21/38	209,267

	Total Residential Mortgage-Backed Securities (Australian)	294,350

	Residential Mortgage-Backed Securities (European) — 0.0%
350,451	Brunel Residential Mortgages, Series 07-1A, Class A4C, 144A, 3 mo. LIBOR + .10%, 0.54%, due 01/13/39	343,792
452,998	Paragon Mortgages Plc, Series 7A, Class A1A, 144A, 3 mo. LIBOR + .42%, 0.73%, due 05/15/34	399,997

	Total Residential Mortgage-Backed Securities (European)	743,789

Par Value($)/ Shares	Description	Value ($)
	Student Loans — 0.0%
536,042	Nelnet Student Loan Trust, Series 05-2, Class A4, 3 mo. LIBOR + .08%, 0.45%, due 12/23/19	535,495

	Total Asset-Backed Securities	8,647,033

	Corporate Debt — 0.0%
147,000	Health Care Property Investors, Inc., Series G, MTN, 5.63%, due 02/28/13	148,646

	TOTAL DEBT OBLIGATIONS (COST $8,632,457)	8,795,679

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
41,165	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00%(a)	41,165

	TOTAL SHORT-TERM INVESTMENTS (COST $41,165)	41,165

	TOTAL INVESTMENTS — 100.0% (Cost $1,957,630,672)	2,047,249,741
	Other Assets and Liabilities (net) — (0.0%)	(82,074)

	TOTAL NET ASSETS — 100.0%	$2,047,167,667

Notes to Schedule of Investments:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

CMBS - Commercial Mortgage Backed Security

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

LIBOR - London Interbank Offered Rate

MBIA - Insured as to the payment of principal and interest by MBIA Insurance Corp.

MTN - Medium Term Note

t	These securities are primarily backed by subprime mortgages.

(a)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,996,136,857	$53,400,647	$(2,287,763)	$51,112,884

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income*	Distributions of Realized Gains*	Return of Capital*	Value, end of period
Alpha Only Fund, Class IV	$19,822,444	$108,715,030		$50,904,374		$132,493	$—	$—	$77,871,581
Currency Hedged International Equity, Class III	212,591,450	63,565,344		155,663,644		410,417	328,081	—	135,066,153
Debt Opportunities Fund, Class VI	—	73,240,566		—		111,551	370,895	—	76,277,116
Domestic Bond Fund, Class VI	17,738,129	—		—		119,122	—	6,573,097	12,252,817
Emerging Country Debt Fund, Class IV	13,063,981	43,906,701		—		363,545	—	—	59,684,281
Emerging Markets Fund, Class VI	39,335,795	22,019,919		24,040,909		101,565	—	—	36,632,140
Flexible Equities Fund, Class VI	106,384,382	1,749,691		30,183,061		418,468	—	—	70,921,460
International Growth Equity Fund, Class IV	177,498,869	48,309,227		66,545,984		2,950,721	—	—	163,725,866
International Intrinsic Value Fund, Class IV	338,612,379	153,680,160		22,704,745		4,030,123	—	—	481,170,142
Quality Fund, Class VI	764,618,261	66,423,034		805,080,232	**	8,962,249	33,759,981	—	—
Risk Premium Fund, Class VI	—	43,908,083		—		—	—	—	44,170,302
Special Situations Fund, Class VI	98,200,349	18,119,250		51,198,486		—	—	—	63,916,137
Strategic Fixed Income Fund, Class VI	180,657,308	7,662,752		78,709,040		5,515,450	—	—	112,483,885
U.S. Core Equity Fund, Class VI	32,523,995	584,285		35,755,434		151,763	—	—	—
U.S. Flexible Equities Fund, Class VI	—	790,098,711	***	111,643,282		—	—	—	704,241,017
World Opportunity Overlay Fund	9,228,390	—		9,320,674		—	—	—	—

Totals	$2,010,275,732	$1,441,982,753		$1,441,749,865		$23,267,467	$34,458,957	$6,573,097	$2,038,412,897

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	$787,331,041 was redeemed in-kind.

***	$787,331,041 was purchased in-kind.

U.S. Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
2,607,902	GMO U.S. Core Equity Fund, Class VI	35,832,568
3,755,081	GMO U.S. Flexible Equities Fund, Class VI	38,339,382
197,159	GMO U.S. Small/Mid Cap Fund, Class III	1,770,491

	TOTAL MUTUAL FUNDS (COST $63,529,364)	75,942,441

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
19,562	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	19,562

	TOTAL SHORT-TERM INVESTMENTS (COST $19,562)	19,562

	TOTAL INVESTMENTS — 100.0% (Cost $63,548,926)	75,962,003
	Other Assets and Liabilities (net) — 0.0%	(19,539)

	TOTAL NET ASSETS — 100.0%	$75,942,464

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$64,687,691	$11,294,963	$(20,651)	$11,274,312

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Quality Fund, Class VI	$32,804,306	$5,826,148		$37,329,219	**	$427,061	$1,588,381	$—	$—
U.S. Core Equity Fund, Class VI	30,986,422	3,867,331		870,000		160,290	—	—	35,832,568
U.S. Flexible Equities Fund, Class VI	—	37,271,937	***	100,000		—	—	—	38,339,382
U.S. Small/Mid Cap Fund, Class III	1,427,171	255,032		—		5,032	—	—	1,770,491

Totals	$65,217,899	$47,220,448		$38,299,219		$592,383	$1,588,381	$—	$75,942,441

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	$37,271,937 was redeemed in-kind.

***	$37,271,937 was purchased in-kind.

World Opportunities Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,637,426	GMO Currency Hedged International Equity Fund, Class III	107,402,794
2,610,820	GMO Emerging Markets Fund, Class VI	29,371,727
1,514,409	GMO Flexible Equities Fund, Class VI	27,077,640
6,208,846	GMO International Growth Equity Fund, Class IV	149,757,367
21,529,033	GMO International Intrinsic Value Fund, Class IV	441,129,878
5,110,940	GMO U.S. Core Equity Fund, Class VI	70,224,316
60,005,449	GMO U.S. Flexible Equities Fund, Class VI	612,655,635

	TOTAL MUTUAL FUNDS (COST $1,350,474,714)	1,437,619,357

Par Value ($)	Description	Value ($)
	SHORT-TERM INVESTMENTS — 0.0%

	Time Deposits — 0.0%
25,572	State Street Eurodollar Time Deposit, 0.01%, due 12/03/12	25,572

	TOTAL SHORT-TERM INVESTMENTS (COST $25,572)	25,572

	TOTAL INVESTMENTS — 100.0% (Cost $1,350,500,286)	1,437,644,929
	Other Assets and Liabilities (net) — 0.0%	(40,697)

	TOTAL NET ASSETS — 100.0%	$1,437,604,232

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,428,881,498	$9,040,136	$(276,705)	$8,763,431

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Affiliate	Value, beginning of period	Purchases		Sales Proceeds		Dividend Income *	Distributions of Realized Gains *	Return of Capital *	Value, end of period
Currency Hedged International Equity Fund, Class III	$107,204,495	$56,348,478		$61,773,018		$202,008	$161,482	$—	$107,402,794
Emerging Markets Fund, Class VI	—	29,543,244		2,707,620		73,311	—	—	29,371,727
Flexible Equities Fund, Class VI	49,265,004	7,625,551		26,831,175		174,443	—	—	27,077,640
International Growth Equity Fund, Class IV	146,508,832	77,669,699		78,687,852		2,338,820	—	—	149,757,367
International Intrinsic Value Fund, Class IV	276,646,189	190,311,384		40,163,788		4,231,462	—	—	441,129,878
Quality Fund, Class VI	546,462,743	161,073,379		682,621,729	**	7,069,390	29,027,750	—	—
U.S. Core Equity Fund, Class VI	109,071,465	18,555,669		63,571,753		501,164	—	—	70,224,316
U.S. Flexible Equities Fund, Class VI	—	692,680,937	***	103,800,839		—	—	—	612,655,635

Totals	$1,235,158,728	$1,233,808,341		$1,060,157,774		$14,590,598	$29,189,232	$—	$1,437,619,357

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

**	$676,780,117 was redeemed in-kind.

***	$676,780,117 was purchased in-kind.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value a Fund ultimately realizes upon sale of those securities.

Basis of presentation and principles of consolidation: Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund

Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund include the accounts of their wholly owned investments in Alternative Asset SPC Ltd. and Implementation Fund (each a “wholly owned subsidiary”), respectively, and the accompanying schedules of investments have been consolidated for those accounts. The consolidated schedules of investments include 100% of the assets and liabilities of each wholly owned subsidiary.

Portfolio valuation

Shares of the underlying funds and other registered investment funds are valued at their net asset value. Investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Funds did not reduce the value of any of their over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of their counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Funds, either directly or through investments in the underlying funds, that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as being valued using Level 2 inputs (levels defined below) in the table below and as described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Funds and the underlying funds, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Funds and the underlying funds. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Funds calculate their net asset value on any business day, the Funds will generally use a quoted price from a prior day to value that security.

As discussed above, certain of the Funds and underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, using fair value inputs obtained from an independent pricing service or which may have been valued using prices for which no alternative pricing source was available. The net aggregate direct and/or indirect exposure to these valuation methodologies (based on the Funds’ net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	Single source, No alternative pricing source was available
Alpha Only Fund	—	45.1%	—
Consolidated Alternative Asset Opportunity Fund	0.0%*	—	0.1%
Consolidated Benchmark-Free Allocation Fund	0.2%	41.0%	0.5%
Benchmark-Free Fund	0.3%	45.1%	0.5%
Global Asset Allocation Fund	0.3%	42.2%	0.7%
Global Equity Allocation Fund	0.2%	54.7%	—
International Equity Allocation Fund	0.3%	91.2%	—
International Opportunities Equity Allocation Fund	0.0%*	95.6%	—
Special Situations Fund	—	—	—
Strategic Opportunities Allocation Fund	0.2%	45.2%	0.7%
U.S. Equity Allocation Fund	—	3.4%	—
World Opportunities Equity Allocation Fund	0.0%*	52.8%	—

*	Rounds to 0.0%.

Derivatives

Fund Name	Futures contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service	Options fair valued using inputs obtained from an independent pricing service
Alpha Only Fund	(0.4)%	(0.9)%	—
Consolidated Alternative Asset Opportunity Fund	(0.3)%	—	—
Consolidated Benchmark-Free Allocation Fund	(0.1)%	(0.3)%	(0.1)%
Benchmark-Free Fund	(0.1)%	(0.2)%	(0.1)%
Global Asset Allocation Fund	(0.1)%	(0.2)%	(0.1)%
Global Equity Allocation Fund	0.0%*	0.0%*	—
International Equity Allocation Fund	0.1%	0.0%*	—
International Opportunities Equity Allocation Fund	0.1%	0.0%*	(0.1)%
Special Situations Fund	—	(1.3)%	—
Strategic Opportunities Allocation Fund	0.0%*	(0.1)%	—
U.S. Equity Allocation Fund	—	—	—
World Opportunities Equity Allocation Fund	0.0%*	0.0%*	—

*	Rounds to 0.0%.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 securities and derivatives, if any (determined by each category of asset or liability as compared to a Fund’s total net assets separately identified in the Valuation Inputs table below). At November 30, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost; certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts; certain restricted securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain derivatives using third party valuation services; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; potential litigation recoveries and interests related to bankruptcy proceedings valued at zero; and third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of November 30, 2012:

Valuation Inputs as of November 30, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Alpha Only Fund
Asset Valuation Inputs
Mutual Funds
United States	$2,931,026,842	$—	$—	$2,931,026,842

TOTAL MUTUAL FUNDS	2,931,026,842	—	—	2,931,026,842

Investment Funds
United States	62,851,524	—	—	62,851,524

TOTAL INVESTMENT FUNDS	62,851,524	—	—	62,851,524

Short-Term Investments	36,130,466	—	—	36,130,466

Total Investments	3,030,008,832	—	—	3,030,008,832

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	8,190,661	—	8,190,661
Futures Contracts
Equity risk	24,630,965	88,666	—	24,719,631

Total	$3,054,639,797	$8,279,327	$—	$3,062,919,124

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(1,614,778)	$—	$(1,614,778)
Futures Contracts
Equity risk	—	(13,705,007)	—	(13,705,007)
Swap Agreements
Equity risk	—	(27,765,835)	—	(27,765,835)

Total	$—	$(43,085,620)	$—	$(43,085,620)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consolidated Alternative Asset Opportunity Fund
Asset Valuation Inputs
Debt Obligations	$—	$7,877,169	$—	$7,877,169
Mutual Funds	419,643,938	—	—	419,643,938
Short-Term Investments	221,415,010	—	—	221,415,010

Total Investments	641,058,948	7,877,169	—	648,936,117

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	1,819,432	—	1,819,432
Futures Contracts
Physical commodity contract risk	2,241,639	—	—	2,241,639
Equity risk	101,765	1,962,790	—	2,064,555

Total	$643,402,352	$11,659,391	$—	$655,061,743

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(3,404,612)	$—	$(3,404,612)
Futures Contracts
Physical commodity contract risk	(1,361,532)	—	—	(1,361,532)
Equity risk	(1,918,956)	(3,708,611)	—	(5,627,567)
Interest rate risk	(146,395)	—	—	(146,395)

Total	$(3,426,883)	$(7,113,223)	$—	$(10,540,106)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consolidated Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds
United States	$1,192,891,611	$—	$—	$1,192,891,611

Investment Funds
Thailand	—	79,823	—	79,823
United States	6,945,008	—	—	6,945,008

Debt Obligations
Asset-Backed securities
Canada	—	—	4,083,822	4,083,822
United States	—	—	191,499	191,499
Bank Loans
United States	—	—	5,958,002	5,958,002

TOTAL DEBT OBLIGATIONS	—	—	10,233,323	10,233,323

Common Stocks
Australia	—	27,176,752	—	27,176,752
Austria	—	2,759,280	—	2,759,280
Belgium	—	11,482,520	—	11,482,520
Brazil	15,477,615	—	—	15,477,615
Canada	14,942,577	—	—	14,942,577
Chile	405,057	—	—	405,057
China	2,078,587	34,534,477	—	36,613,064
Czech Republic	—	3,734,817	—	3,734,817
Denmark	—	6,295,153	—	6,295,153
Egypt	—	3,087,842	—	3,087,842
Finland	—	2,966,680	—	2,966,680
France	—	63,606,176	—	63,606,176
Germany	—	33,855,073	—	33,855,073
Greece	—	1,077,030	—	1,077,030
Hong Kong	438,600	4,950,100	—	5,388,700
Hungary	—	532,236	—	532,236
India	8,610,105	6,251,058	1,057,208	15,918,371
Indonesia	783,624	12,056,242	—	12,839,866
Ireland	—	3,426,717	—	3,426,717
Israel	—	1,009,131	—	1,009,131
Italy	—	25,513,340	—	25,513,340
Japan	—	121,548,488	—	121,548,488
Kazakhstan	—	393,818	—	393,818
Malaysia	—	914,534	—	914,534
Mexico	7,230,130	—	—	7,230,130
Netherlands	130,134	13,983,708	—	14,113,842
New Zealand	—	2,959,046	—	2,959,046
Norway	—	1,557,158	—	1,557,158
Philippines	833,748	4,966,333	—	5,800,081
Poland	—	5,924,918	—	5,924,918
Portugal	—	1,165,709	—	1,165,709
Russia	494,195	28,276,904	—	28,771,099
Singapore	—	7,803,007	—	7,803,007
South Africa	69,750	8,969,297	—	9,039,047
South Korea	1,159,646	23,443,631	—	24,603,277
Spain	—	28,580,819	—	28,580,819
Sri Lanka	—	51,709	—	51,709
Sweden	—	3,733,004	—	3,733,004
Switzerland	—	29,992,496	—	29,992,496
Taiwan	995,284	12,918,327	—	13,913,611
Thailand	—	10,613,881	750,885	11,364,766
Turkey	—	10,896,741	—	10,896,741
United Kingdom	—	130,735,668	16,141	130,751,809
United States	417,405,452	—	—	417,405,452

TOTAL COMMON STOCKS	471,054,504	693,743,820	1,824,234	1,166,622,558

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs (continued)
Preferred Stock
Brazil	$15,124,962	$—	$—	$15,124,962
Germany	—	3,871,438	—	3,871,438
Russia	—	2,466,035	—	2,466,035

TOTAL PREFERRED STOCKS	15,124,962	6,337,473	—	21,462,435

Rights/Warrants
Singapore	—	3,861	—	3,861

TOTAL RIGHTS/WARRANTS	—	3,861	—	3,861

Short-Term Investments	206,015,792	—	—	206,015,792

Total Investments	1,892,031,877	700,164,977	12,057,557	2,604,254,411

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	9,108,585	—	9,108,585
Futures Contracts
Equity risk	785,915	710,406	—	1,496,321

Total	$1,892,817,792	$709,983,968	$12,057,557	$2,614,859,317

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(3,537,055)	$—	$(3,537,055)
Futures Contracts
Equity risk	—	(237,876)	—	(237,876)
Written Options
Equity risk	(279,728)	(426,010)	—	(705,738)
Swap Agreements
Equity risk	—	(1,033,464)	—	(1,033,464)

Total	$(279,728)	$(5,234,405)	$—	$(5,514,133)

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Benchmark-Free Fund
Asset Valuation Inputs
Mutual Funds	$3,721,115,844	$—	$—	$3,721,115,844
Short-Term Investments	20,017	—	—	20,017

Total Investments	3,721,135,861	—	—	3,721,135,861

Total	$3,721,135,861	$—	$—	$3,721,135,861

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,452,378,018	$3,594	$—	$4,452,381,612
Debt Obligations
Asset-Backed Securities	—	333,978	20,978,274	21,312,252
Corporate Debt	—	604,698	—	604,698
U.S. Government Agency	—	—	22,242	22,242

TOTAL DEBT OBLIGATIONS	—	938,676	21,000,516	21,939,192

Short-Term Investments	30,576	—	—	30,576

Total Investments	4,452,408,594	942,270	21,000,516	4,474,351,380

Total	$4,452,408,594	$942,270	$21,000,516	$4,474,351,380

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,140,192,613	$168	$—	$2,140,192,781
Private Investment Fund	—	35	—	35
Short-Term Investments	25,867	—	—	25,867

Total Investments	2,140,218,480	203	—	2,140,218,683

Total	$2,140,218,480	$203	$—	$2,140,218,683

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,326,508,098	$—	$—	$1,326,508,098
Short-Term Investments	23,693	—	—	23,693

Total Investments	1,326,531,791	—	—	1,326,531,791

Total	$1,326,531,791	$—	$—	$1,326,531,791

International Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$911,097,249	$—	$—	$911,097,249
Short-Term Investments	20,664	—	—	20,664

Total Investments	911,117,913	—	—	911,117,913

Total	$911,117,913	$—	$—	$911,117,913

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Special Situations Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$—	$17,314,873	$17,314,873
Bank Loans	—	—	23,832,008	23,832,008

TOTAL DEBT OBLIGATIONS	—	—	41,146,881	41,146,881

Mutual Funds	692,443,940	—	—	692,443,940

Short-Term Investments	41,168,315	—	—	41,168,315

Total Investments	733,612,255	—	41,146,881	774,759,136

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	5,507,072	—	5,507,072
Swap Agreements
Equity risk	—	2,377,419	—	2,377,419

Total	$733,612,255	$7,884,491	$41,146,881	$782,643,627

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(4,793,930)	$—	$(4,793,930)
Swap Agreements
Equity risk	—	(13,494,629)	—	(13,494,629)
Interest rate risk	—	(2,530,218)	—	(2,530,218)

Total	$—	$(20,818,777)	$—	$(20,818,777)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Mutual Funds	$2,038,412,897	$—	$—	$2,038,412,897
Debt Obligations
Asset-Backed Securities	—	—	8,647,033	8,647,033
Corporate Debt	—	148,646	—	148,646

TOTAL DEBT OBLIGATIONS	—	148,646	8,647,033	8,795,679

Short-Term Investments	41,165	—	—	41,165

Total Investments	2,038,454,062	148,646	8,647,033	2,047,249,741

Total	$2,038,454,062	$148,646	$8,647,033	$2,047,249,741

U.S. Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$75,942,441	$—	$—	$75,942,441
Short-Term Investments	19,562	—	—	19,562

Total Investments	75,962,003	—	—	75,962,003

Total	$75,962,003	$—	$—	$75,962,003

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
World Opportunities Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$1,437,619,357	$—	$—	$1,437,619,357
Short-Term Investments	25,572	—	—	25,572

Total Investments	1,437,644,929	—	—	1,437,644,929

Total	$1,437,644,929	$—	$—	$1,437,644,929

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Funds’ net asset values than the uncertainties surrounding inputs for a non-derivative security with the same market value.

The underlying funds held at period end are classified above as Level 1 or Level 2. For the summary of valuation inputs (including Level 3 inputs, if any) of the underlying funds, please refer to the underlying funds’ portfolio valuation notes.

For all Funds, for the period ended November 30, 2012, there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3 *		Transfer out of Level 3 *	Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Consolidated Benchmark-Free Allocation Fund
Debt Obligations
Asset -Backed Securities
Canada	$—	$4,128,267	$—	$2,979	$—	$(47,424)	$—		$—	$4,083,822	$(47,424)
United States	15,994	—	—	801	—	(12,796)	187,500	**	—	191,499	(12,796)
Bank Loans
United States		5,981,940	—	726	—	(24,664)	—		—	5,958,002	(24,664)
Common Stock
India	—	1,339,740	(246,006)	—	(27,081)	(9,445)	—		—	1,057,208	(9,445)
Thailand	—	723,840	(60,134)	—	2,850	84,329	—		—	750,885	84,329
United Kingdom	—	16,068	—	—	—	73	—		—	16,141	73

Total	$15,994	$12,189,855	$(306,140)	$4,506	$(24,231)	$(9,927)	$187,500		$—	$12,057,557	$(9,927)

Global Asset Allocation Fund
Debt Obligations
Asset-Backed Securities	$27,436,545	$—	$(9,810,535)	$493,150	$1,680,420	$412,844	$765,850	**	$—	$20,978,274	$1,027,525
U.S. Government Agency	36,895	—	(14,976)	218	253	(148)	—		—	22,242	(148)

Total	$27,473,440	$—	$(9,825,511)	$493,368	$1,680,673	$412,696	$765,850		$—	$21,000,516	$1,027,377

Special Situations Fund
Debt Obligations
Asset-Backed Securities	$3,543,487	$16,513,070	$(2,670,409)	$13,386	$96,130	$(180,791)	$—		$—	$17,314,873	$(177,763)
Bank Loans	—	23,927,759	—	3,107	—	(98,858)	—		—	23,832,008	(98,858)

Total	$3,543,487	$40,440,829	$(2,670,409)	$16,493	$96,130	$(279,649)	$—		$—	$41,146,881	$(276,621)

Strategic Opportunities Allocation Fund
Debt Obligations
Asset-Backed Securities	$10,503,867	$—	$(2,695,281)	$333,615	$421,866	$82,966	$—		$—	$8,647,033	$315,386

Total	$10,503,867	$—	$(2,695,281)	$333,615	$421,866	$82,966	$—		$—	$8,647,033	$315,386

*	The Funds account for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.
**	Financial assets transferred between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Funds’ net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities		Level 3 derivatives
Alpha Only Fund	0.0%	*	—
Consolidated Alternative Asset Opportunity Fund	0.4%		—
Consolidated Benchmark-Free Allocation Fund	5.6%		(0.1)%
Benchmark-Free Fund	5.5%		(0.1)%
Global Asset Allocation Fund	5.9%		(0.1)%
Global Equity Allocation Fund	0.2%		—
International Equity Allocation Fund	0.3%		—
International Opportunities Equity Allocation Fund	0.0%	*	—
Special Situations Fund	5.2%		—
Strategic Opportunities Allocation Fund	6.3%		(0.1)%
U.S. Equity Allocation Fund	—		—
World Opportunities Equity Allocation Fund	0.0% *		—

*	Rounds to 0.0%.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Funds may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements. Under a repurchase agreement a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. That Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to that Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, that Fund’s recovery of cash from the seller may be delayed and, even if that Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes that Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Funds’ gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Other matters

Funds which hold Special Purpose Holding Fund (“SPHF”)

SPHF, an investment of some of the Funds, has litigation pending against various entities related to the 2002 fraud and related default of securities previously held by SPHF. The outcome of the lawsuits against the remaining defendants is not known and any potential recoveries are not reflected in the net asset value of SPHF. During the period ended November 30, 2012, the Funds received no distributions from SPHF in connection with the defaulted securities or the related litigation.

Investment and other risks

The following chart identifies the selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

	Alpha Only Fund	Alternative Asset Opportunity Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Equity Allocation Fund	International Equity Allocation Fund	International Opportunities Equity Allocation Fund	Special Situations Fund	Strategic Opportunities Allocation Fund	U.S. Equity Allocation Fund	World Opportunities Equity Allocation Fund
Market Risk – Equity Securities Risk	•	•	•	•	•	•	•	•	•	•	•	•
Market Risk – Fixed Income Investments Risk	•	•	•	•	•	•	•	•	•	•		•
Market Risk – Asset-Backed Securities Risk	•	•	•	•	•	•	•	•		•		•
Credit Risk	•	•	•	•	•	•	•	•	•	•		•
Liquidity Risk	•	•	•	•	•	•	•	•	•	•	•	•
Smaller Company Risk	•		•	•	•	•	•	•		•	•	•
Derivatives Risk	•	•	•	•	•	•	•	•	•	•	•	•
Non-U.S. Investment Risk	•	•	•	•	•	•	•	•	•	•	•	•
Currency Risk	•	•	•	•	•	•	•	•	•	•	•	•
Focused Investment Risk	•		•	•	•	•	•	•	•	•	•	•
Options Risk			•	•	•	•	•	•		•		•
Real Estate Risk	•		•	•	•	•				•	•	•
Leveraging Risk	•	•	•	•	•	•	•	•	•	•	•	•
Counterparty Risk	•	•	•	•	•	•	•	•	•	•	•	•
Short Sales Risk	•	•	•	•	•	•	•	•		•	•	•
Natural Resources Risk	•		•	•	•	•	•	•		•		•
Commodities Risk		•	•	•	•	•	•	•		•		•
Market Disruption and Geopolitical Risk	•	•	•	•	•	•	•	•	•	•	•	•
Large Shareholder Risk	•	•	•	•	•	•	•	•	•	•	•	•
Management and Operational Risk	•	•	•	•	•	•	•	•	•	•	•	•
Fund of Funds Risk	•	•	•	•	•	•	•	•	•	•	•	•
Non-Diversified Funds	•	•	•	•	•	•	•	•	•	•	•	•
Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Funds. Funds could be subject to additional risks because of the types of investments they make and market conditions, which may change over time.

Each Fund that invests in other GMO Funds and other investment companies is exposed to the risks to which the underlying funds in which it invests are exposed. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and, references in this section to investments made by a Fund include those made both directly by the Fund and indirectly by the Fund through other GMO Funds and other investment companies.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. All of the Funds are subject to market risk, which is the risk that the market value of their holdings will decline. Market risks include:

Equity Securities Risk. — Funds with equity investments run the risk that the market prices of those investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

Some of the Funds invest a substantial portion of their assets in equities and generally do not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of those Funds’ shares.

If a Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk. — Funds that invest in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of a Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to value, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of a Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk run by each Fund with a significant investment in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater for Funds investing in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.

The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of a Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, a Fund that invests a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees. Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

Asset-Backed Securities Risk. — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk — Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by a Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause a Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. As of the date of this report, many asset-backed securities owned by the Funds that were once rated investment grade are now rated below investment grade. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and a Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

In addition, the existence of insurance on an asset-based security does not guarantee that the principal and/or interest will be paid because the insurer could default on its obligations. In recent years, a significant number of asset-backed security insurers have defaulted on their obligations.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and a Fund holding such a security is subject to the risk that its rating will be downgraded.

As described under “Market Risk — Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk — Asset Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. A Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Funds may be unable to pursue legal action against the sovereign issuer.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents a Fund from selling particular securities or unwinding derivative positions at desirable prices. A Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). All of the Funds are subject to liquidity risk to some extent but those with the greatest risk have principal investment strategies that involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of a Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

All of the Funds with benchmarks may buy securities that are less liquid than those in their benchmarks.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• DERIVATIVES RISK. All of the Funds may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, a Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts, or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

A Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, a Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Funds may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Funds. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, a Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values a Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when a Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of a Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

A Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of a Fund, the Funds will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce a Fund’s risk exposures, potentially resulting in losses for the Fund.

When a Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• NON-U.S. INVESTMENT RISK. Funds that invest in non-U.S. securities are subject to additional and more varied risks than Funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. A Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes a Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of a Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, a Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including a Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Funds that invest a significant portion of their assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets) are subject to greater non-U.S. investment risk than Funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in a Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on a Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of a Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which a Fund’s investments are traded, in which a Fund receives income or in which a Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

Many of the Funds use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of their portfolios. As a result, their currency exposure may differ (in some cases significantly) from the currency exposure of their benchmarks. If the exchange rates of the currencies involved do not move as expected, a Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and a Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. A Fund that invests in the securities of a limited number of issuers is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

A Fund that focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, Funds having a significant portion of their assets in investments tied economically to (or related to) a particular geographic region, non-U.S. country (e.g., Taiwan) or particular market (e.g., emerging markets) have more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• REAL ESTATE RISK. Because Real Estate Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., a Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of a Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. A Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. A Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

A Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, a Fund may perform as if it were leveraged.

• COUNTERPARTY RISK. Funds that enter into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or that lend their securities run the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that a Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose a Fund to greater counterparty risk than exchange-traded derivatives. A Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to a Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when a Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases a Fund’s counterparty risk. Funds that use swap agreements are subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Funds also are subject to counterparty risk because they execute their securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Funds could miss investment opportunities or be unable to dispose of investments they would prefer to sell, resulting in losses for the Funds.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• SHORT SALES RISK. Some Funds may use short sales in their investment programs in an attempt to increase their returns or for hedging purposes.

In implementing its principal investment strategy, Alpha Only Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an exchange-traded fund (“ETF”)) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, Alpha Only Fund is subject to increased leveraging risk and other investment risks described in this “Investment and other risks” section to the extent it sells short securities or currencies it does not own.

• NATURAL RESOURCES RISK. The Funds (except Alternative Asset Opportunity Fund, Implementaion Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Resources Fund. Resources Fund concentrates its investments in the natural resources sector, and so is particularly exposed to adverse developments, including adverse price movements, affecting issuers in the natural resources sector and is subject to greater risks than a fund that invests in a wider range of industries. In addition, the prices of securities of companies in the natural resources sector may be more volatile than those of securities of companies in other industries. Some of the commodities used as raw materials or produced by these companies are subject to broad price fluctuations as a result of industry wide supply and demand factors. Companies in the natural resources sector often have limited pricing power over supplies or for the products they sell, which can affect their profitability. Companies in the natural resources sector also may be subject to special risks associated with natural or man-made disasters. In addition, the natural resources sector can be especially affected by political and economic developments, government regulations including changes in tax law or interpretations of law, energy conservation, and the success of exploration projects. Specifically, the natural resource sector can be significantly affected by import controls, worldwide competition, changes in consumer sentiment and spending, and can be subject to liability for, among other things, environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

Resources Fund’s concentration in the securities of natural resource companies exposes it to the price movements of natural resources to a greater extent than if it were more broadly diversified. Because Resources Fund invests primarily in the natural resources sector, it runs the risk of performing poorly during an economic downturn or a decline in demand for natural resources.

The Funds (except Alternative Asset Opportunity Fund, Implementaion Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in the natural resources sector to the extent they invest in Resources Fund.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of a Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

• COMMODITIES RISK. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) may invest in Alternative Asset Opportunity Fund, which has exposure to commodity markets. Therefore, the price of its shares is affected by factors particular to the commodity markets and may decline and fluctuate more than the price of shares of a fund with a broader range of investments. Commodity prices can be extremely volatile and are affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, nationalization, expropriation, or other confiscation, international regulatory, political and economic developments (e.g., regime changes and changes in economic activity levels), and developments affecting a particular industry or commodity, such as drought, floods or other weather conditions, livestock disease, trade embargoes, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand and tariffs. Alternative Asset Opportunity Fund invests in commodity-related derivatives. The value of these derivatives may fluctuate more than the commodity or commodities or commodity index to which they relate. The Funds (except Alpha Only Fund, Implementation Fund, Special Situations Fund and U.S. Equity Allocation Fund) are exposed to the risks of investments in commodities to the extent they invest in Alternative Asset Opportunity Fund.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Funds are subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Funds’ investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Funds’ investments. During such market disruptions, the Funds’ exposure to the risks described elsewhere in this “Investments and other risks” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Funds from implementing their investment programs for a period of time and achieving their investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Funds’ derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates, or indices, or to offer them on a more limited basis.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Funds are not subject to restrictions on the frequency of trading of Fund shares. Asset Allocation Funds and separate accounts managed by the Manager for its clients hold substantial percentages of many Funds, and asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) those Funds. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. They also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). In addition, each Fund that invests in other GMO Funds subject to large shareholder risk is indirectly subject to this risk.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. Each Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

For some Funds the Manager’s portfolio managers use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Funds also run the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Funds’ investment objectives.

The Funds also are subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent a Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Funds for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Funds. Other Fund service providers also have limitations on their liability to the Funds for losses resulting from their errors.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Funds that invest in shares of other investment companies, including other GMO Funds, money market funds and ETFs (for purposes of this risk disclosure, “underlying funds”), are exposed to the risk that the underlying funds will not perform as expected.

Because a Fund bears the fees and expenses of the underlying funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying funds. In addition, total Fund expenses will increase if a Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Fund’s portfolio.

The Funds also are indirectly exposed to all of the risks of an investment in the underlying funds. Because some underlying funds (e.g., many of the Fixed Income Funds) in turn invest a substantial portion of their assets in other GMO Funds (pursuant to an exemptive order obtained from the SEC), the Asset Allocation Funds have more tiers of investments than funds in many other groups of investment companies. Funds that invest in shares of other GMO Funds also are likely to be subject to Large Shareholder Risk because underlying GMO Funds are more likely to have large shareholders (e.g., other GMO Funds). See “Large Shareholder Risk” above.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. Some of the Funds are not “diversified” investment companies within the meaning of the Investment Company Act of 1940, as amended. This means they are allowed to invest in the securities of a relatively small number of issuers and/or non-U.S. currencies. As a result, they may be subject to greater credit, market and other risks, and poor performance by a single issuer may have a greater impact on their performance, than if they were “diversified.”

In addition, each of the Funds invests a portion of its assets in shares of one or more other GMO Funds that are not diversified investment companies under the Investment Company Act of 1940, as amended. Each of the Funds may invest without limitation in other GMO Funds that are not diversified.

The following Funds are not diversified investment companies under the 1940 Act, as amended:

•	Alpha Only Fund
•	Alternative Asset Opportunity Fund
•	Implementation Fund
•	Special Situations Fund
•	U.S. Equity Allocation Fund

Temporary Defensive Positions. — The Funds (other than Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund) normally do not take temporary defensive positions. Alternative Asset Opportunity Fund and Benchmark-Free Allocation Fund may, from time to time, take temporary defensive positions if deemed prudent by the Manager. To the extent a Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

At November 30, 2012, only Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund held derivative financial instruments directly. For a listing of derivative financial instruments held by the underlying funds, if any, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alpha Only Fund, Alternative Asset Opportunity Fund, Implementation Fund and Special Situations Fund.

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Funds’ portfolios. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Use of Derivatives by Alpha Only Fund and Implementation Fund

The Funds may use derivatives as a substitute for direct investment in securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements, and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting their investment exposures, the Funds also may use currency derivatives in an attempt to adjust their currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by their portfolio investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

The Funds are not limited in their use of derivatives or in the absolute face value of their derivative positions. As a result of its derivative positions, Alpha Only Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and Implementation Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Funds’ performance can depend substantially, if not primarily, on derivative reference assets that the Funds do not own.

A Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

Use of Derivatives by Alternative Asset Opportunity Fund

The Fund may use derivatives as a substitute for direct investment in global equities, bonds, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, related options, and swap agreements, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and the Manager believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap agreements and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

Use of Derivatives by Special Situations Fund

The Fund may use derivatives as a substitute for direct investment in securities or other assets. In particular, the Fund may use swaps or other derivatives on an index, a single security or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce its investment exposures (which may result in a reduction below zero). For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In addition, the Manager may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may also use derivatives to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investments and other risks” above for further information.

For Funds that held derivatives during the period ended November 30, 2012, the following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use	Alpha Only Fund	Consolidated Alternative Asset Opportunity Fund*	Consolidated Benchmark- Free Allocation Fund**	Special Situations Fund
Forward currency contracts
Adjust currency exchange rate risk		X
Adjust exposure to foreign currencies	X	X	X	X
To hedge some or all of the currency exposure of the underlying Funds and assets in which the Fund invests	X
To manage against anticipated currency exchange rate changes	X		X	X
Futures contracts
Adjust exposure to certain securities markets		X	X	X
Maintain the diversity and liquidity of the portfolio		X	X	X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Options (Written)
Used written put option contracts as a substitute for direct equity investment			X
Swap agreements
Adjust exposure to certain securities markets			X	X
Adjust interest rate exposure				X
Adjust exposure to certain companies and industries			X	X
Manage the duration of the portfolio				X
To hedge some or all of the broad market exposure of the assets in which the Fund invests			X	X
To hedge some or all of the broad market exposure of the underlying Funds and assets in which the Fund invests	X
Rights and/or warrants
Received as a result of corporate actions			X

*	Derivatives are held by Alternative Asset Opportunity Fund’s wholly owned subsidiary.
**	Derivatives are held by Benchmark-Free Allocation Fund’s wholly owned subsidiary.

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30,2012, investment activity in options contracts written by the Funds were as follow:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Consolidated Benchmark Free Allocation Fund
Outstanding, beginning of year	$—	$—	$—	$—	$—	$—
Options written	—	2,077	1,136,909	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(14)	(25,684)	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	$2,063	$1,111,225	$—	$—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation charges through the NYSE close). The Funds value OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Funds may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in a dividend index point. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if the Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive the changes in an index. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if a Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

As provided by U.S. GAAP , the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Alpha Only Fund

Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$8,190,661	$—	$—	$8,190,661
Unrealized Appreciation on Futures Contracts *	—	—	24,719,631	—	—	—	24,719,631

Total	$—	$—	$24,719,631	$8,190,661	$—	$—	$32,910,292

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,614,778)	$—	$—	$(1,614,778)
Unrealized Depreciation on Futures Contracts *	—	—	(13,705,007)	—	—	—	(13,705,007)
Unrealized Depreciation on Swap Agreements		—	(27,765,835)	—	—	—	(27,765,835)

Total	$—	$—	$(41,470,842)	$(1,614,778)	$—	$—	$(43,085,620)

Consolidated Alternative Asset Opportunity Fund

Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,819,432	$—	$—	$1,819,432
Unrealized Appreciation on Futures Contracts *	—	2,241,639	2,064,555	—	—	—	4,306,194

Total	$—	$2,241,639	$2,064,555	$1,819,432	$—	$—	$6,125,626

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,404,612)	$—	$—	$(3,404,612)
Unrealized Depreciation on Futures Contracts *	—	(1,361,532)	(5,627,567)	—	(146,395)	—	(7,135,494)

Total	$—	$(1,361,532)	$(5,627,567)	$(3,404,612)	$(146,395)	$—	$(10,540,106)

Consolidated Benchmark-Free Allocation Fund

Asset:
Investments at value (rights and/ or warrants)	$—	$—	$3,861	$—	$—	$—	$3,861
Unrealized Appreciation on Forward Currency Contracts	—	—	—	9,108,585	—	—	9,108,585
Unrealized Appreciation on Futures Contracts *	—	—	1,496,321	—	—	—	1,496,321

Total	$—	$—	$1,500,182	$9,108,585	$—	$—	$10,608,767

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,537,055)	$—	$—	$(3,537,055)
Unrealized Depreciation on Futures Contracts *	—	—	(237,876)	—	—	—	(237,876)
Written Options, at Value	—	—	(705,738)	—	—	—	(705,738)
Unrealized Depreciation on Swap Agreements	—	—	(1,033,464)	—	—	—	(1,033,464)

Total	$—	$—	$(1,977,078)	$(3,537,055)	$—	$—	$(5,514,133)

Special Situations Fund

Asset:
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$5,507,072	$—	$—	$5,507,072
Unrealized Appreciation on Swap Agreements	—	—	2,377,419	—	—	—	2,377,419

Total	$—	$—	$2,377,419	$5,507,072	$—	$—	$7,884,491

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(4,793,930)	$—	$—	$(4,793,930)
Unrealized Depreciation on Swap Agreements	—	—	(13,494,629)	—	(2,530,218)	—	(16,024,847)

Total	$—	$—	$(13,494,629)	$(4,793,930)	$(2,530,218)	$—	$(20,818,777)

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amount (options) outstanding at each month-end, was as follows for the period ended November 30, 2012.

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights and/or warrants ($)
Alpha Only Fund	577,393,383	1,701,451,528	710,244,822	—	—
Consolidated Alternative Asset Opportunity Fund	180,419,010	254,748,901	—	—	—
Consolidated Benchmark Free Allocation Fund	451,103,721	28,529,431	8,401,554	4,175	23,431
Special Situations Fund	683,824,396	62,876,712	268,287,730	—	—

Subsequent Events

Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the “Fund”) charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed.

For additional information regarding the Funds, please see the Funds’ most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 80.9%

	Australia — 1.9%
41,043	ALS Ltd/Queensland	407,734
908,978	Arrium Ltd	779,929
30,132	Australia & New Zealand Banking Group Ltd	766,836
34,742	BHP Billiton Ltd	1,251,140
159,665	Billabong International Ltd	153,574
1,603,872	BlueScope Steel Ltd *	888,602
18,461	Commonwealth Bank of Australia	1,150,815
38,266	CSL Ltd	2,063,932
668,118	Dexus Property Group (REIT)	701,308
622,797	Goodman Fielder Ltd *	435,935
200,535	Goodman Group (REIT)	967,024
185,339	GPT Group (REIT)	675,324
208,981	Investa Office Fund (REIT)	632,801
44,542	JB Hi-Fi Ltd	461,693
23,279	Macquarie Group Ltd	796,889
437,334	Mirvac Group (REIT)	671,616
96,535	Myer Holdings Ltd	218,588
252,002	Pacific Brands Ltd	156,610
202,207	Qantas Airways Ltd *	279,966
271,528	QBE Insurance Group Ltd	3,102,590
172,931	Resolute Mining Ltd	334,198
467,807	Stockland (REIT)	1,655,655
167,083	TABCORP Holdings Ltd	488,528
83,720	Tatts Group Ltd	255,903
1,048,791	Telstra Corp Ltd	4,718,178
8,836	Wesfarmers Ltd	327,742
106,389	Westpac Banking Corp	2,833,642

	Total Australia	27,176,752

	Austria — 0.2%
8,995	Andritz AG	573,066
32,551	OMV AG	1,164,667
7,419	Raiffeisen Bank International AG	305,758
22,155	Voestalpine AG	715,789

	Total Austria	2,759,280

	Belgium — 0.8%
41,112	Ageas	1,100,250
102,949	Anheuser-Busch InBev NV	9,040,198
30,024	Belgacom SA	882,758
12,397	Delhaize Group SA	459,314

	Total Belgium	11,482,520

	Brazil — 1.1%
10,200	Anhanguera Educacional Participacoes SA	154,041
254,500	Banco do Brasil SA	2,609,554
22,300	Banco Santander Brasil SA	151,324
119,800	Banco Santander Brasil SA ADR	801,462
57,200	BM&FBovespa SA	343,714
36,200	BR Malls Participacoes SA	465,036

Shares	Description	Value ($)
	Brazil — continued
13,800	BR Properties SA	162,748
36,400	Brasil Brokers Participacoes SA	109,534
39,400	Brookfield Incorporacoes SA	60,848
7,678	Brookfield Incorporacoes SA *	11,858
36,900	Centrais Eletricas Brasileiras SA	132,106
56,900	Centrais Eletricas Brasileiras SA Sponsored ADR	208,254
3,600	Cia de Bebidas das Americas	130,906
3,100	Cia de Saneamento Basico do Estado de Sao Paulo	125,491
2,800	Cia de Saneamento Basico do Estado de Sao Paulo ADR	227,836
61,100	Cielo SA	1,591,265
16,900	Cosan SA Industria e Comercio	310,746
9,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	80,894
38,100	Diagnosticos da America SA	221,454
48,600	Duratex SA	335,478
28,100	Even Construtora e Incorporadora SA	113,226
6,000	Ez Tec Empreendimentos e Participacoes SA	72,501
5,300	Kroton Educacional SA *	102,785
10,300	Localiza Rent a Car SA	171,361
3,000	M Dias Branco SA	100,005
64,200	MRV Engenharia e Participacoes SA	339,808
10,000	Multiplan Empreendimentos Imobiliarios SA	276,114
30,200	Multiplus SA	699,598
2,900	Natura Cosmeticos SA	76,762
11,300	Obrascon Huarte Lain Brasil SA	100,477
133,900	PDG Realty SA Empreendimentos e Participacoes	188,618
52,700	Petroleo Brasileiro SA (Petrobras) ADR	947,019
44,500	Qualicorp SA *	432,130
102,500	Rossi Residencial SA	195,713
13,100	Sul America SA	95,025
9,800	Ultrapar Participacoes SA	201,797
7,700	Ultrapar Participacoes SA Sponsored ADR	158,312
170,500	Vale SA Sponsored ADR	2,971,815

	Total Brazil	15,477,615

	Canada — 1.0%
3,700	Agrium Inc	377,841
5,200	Alimentation Couche Tard Inc-Class B	256,872
8,400	BCE Inc	355,669
15,300	Canadian National Railway Co	1,376,053
61,900	Canadian Natural Resources Ltd	1,781,568
2,800	Canadian Pacific Railway Ltd	261,298
2,800	Canadian Tire Corp Ltd	185,755
4,600	Dollarama Inc	293,824
6,790	Enbridge Inc	274,922
77,600	Encana Corp	1,695,193
42,900	First Quantum Minerals Ltd	881,019
22,500	Husky Energy Inc	631,499
58,400	Manulife Financial Corp	751,349

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Canada — continued
8,300	Methanex Corp	251,168
12,400	Metro Inc	763,461
124,400	Research in Motion Ltd *	1,451,448
24,000	Royal Bank of Canada	1,423,063
42,900	Sherritt International Corp	219,823
62,500	Sun Life Financial Inc	1,710,752

	Total Canada	14,942,577

	Chile — 0.0%
19,678	ENTEL Chile SA	405,057

	China — 2.5%
94,000	Agile Property Holdings Ltd	126,579
7,100	Baidu Inc Sponsored ADR *	683,801
2,932,000	Bank of China Ltd	1,236,653
248,000	Bank of Communications Co Ltd	180,644
764,000	China Citic Bank Corp Ltd	392,052
451,000	China Coal Energy Co Ltd	454,235
678,000	China Communications Construction Co Ltd	617,237
640,000	China Communications Services Corp Ltd	362,501
2,882,000	China Construction Bank Corp	2,208,278
224,865	China Everbright Ltd	325,932
508,000	China High Speed Transmission Equipment Group Co Ltd *	169,039
495,000	China Life Insurance Co Ltd	1,450,637
3,300	China Life Insurance Co Ltd ADR	145,662
54,000	China Merchants Bank Co Ltd	103,171
305,000	China Minsheng Banking Corp Ltd	299,729
688,500	China Mobile Ltd	7,842,223
1,900	China Mobile Ltd Sponsored ADR	108,148
188,000	China Oilfield Services Ltd	374,370
124,000	China Overseas Land & Investment Ltd	365,454
72,800	China Pacific Insurance Group Co Ltd	238,472
1,016,000	China Petroleum & Chemical Corp	1,074,799
3,000	China Petroleum & Chemical Corp ADR	317,700
556,500	China Railway Construction Corp Ltd	620,835
1,210,000	China Railway Group Ltd	702,220
56,000	China Resources Land Ltd	150,231
118,500	China Shenhua Energy Co Ltd	485,206
176,000	China Southern Airlines Co Ltd	78,555
2,972,000	China Telecom Corp Ltd	1,616,381
1,400	China Telecom Corp Ltd ADR	76,062
250,000	China Unicom Hong Kong Ltd	389,004
13,800	China Unicom Hong Kong Ltd ADR	214,314
288,000	China Yurun Food Group Ltd *	179,469
298,000	Citic Pacific Ltd	378,680
964,000	CNOOC Ltd	2,048,864
2,500	CNOOC Ltd ADR	532,900
91,395	COSCO Pacific Ltd	128,336
126,000	CSR Corp Ltd	106,434
578,000	Datang International Power Generation Co Ltd	201,714

Shares	Description	Value ($)
	China — continued
80,800	Dongfang Electric Corp Ltd	137,128
184,000	Dongfeng Motor Group Co Ltd	258,500
113,100	Great Wall Motor Co Ltd	372,773
140,000	Harbin Electric Co Ltd	115,665
224,000	Huaneng Power International Inc	191,200
3,916,265	Industrial & Commercial Bank of China	2,641,410
20,500	Inner Mongolia Yitai Coal Co Ltd	113,839
258,000	Kunlun Energy Co Ltd	525,138
665,000	Lonking Holdings Ltd	151,039
602,000	PetroChina Co Ltd	800,094
358,000	PICC Property & Casualty Co Ltd	461,313
180,500	Ping An Insurance Group Co	1,361,917
267,000	Poly Property Group Co Ltd *	184,572
41,000	Shanghai Industrial Holdings Ltd	134,363
195,500	Shimao Property Holdings Ltd	395,835
383,000	Sun Art Retail Group Ltd	587,081
9,100	Tencent Holdings Ltd	296,155
65,000	Weichai Power Co Ltd	244,500
26,300	Yantai Changyu Pioneer Wine Co Ltd	132,442
340,000	Yanzhou Coal Mining Co Ltd	521,579

	Total China	36,613,064

	Czech Republic — 0.3%
66,964	CEZ AS	2,224,178
6,176	Komercni Banka AS	1,232,794
15,588	Telefonica Czech Republic AS	277,845

	Total Czech Republic	3,734,817

	Denmark — 0.4%
1,004	Coloplast A/S-Class B	234,420
9,825	GN Store Nord A/S	138,782
37,360	Novo Nordisk A/S-Class B	5,921,951

	Total Denmark	6,295,153

	Egypt — 0.2%
111,825	Commercial International Bank Egypt SAE	587,897
67,560	Egyptian Financial Group-Hermes Holding *	111,835
266,460	Ezz Steel	349,128
976	Orascom Construction Industries GDR *	36,481
10,280	Orascom Construction Industries	368,281
201,851	Orascom Telecom Holding SAE *	113,090
149,447	Orascom Telecom Holding SAE GDR *	429,137
6,455,584	Orascom Telecom Media And Technology Holding SAE	539,060
482,282	Palm Hills Developments SAE *	154,133
313,678	Talaat Moustafa Group *	201,576
96,256	Telecom Egypt Co	197,224

	Total Egypt	3,087,842

	Finland — 0.2%
26,519	Neste Oil Oyj	338,997
669,983	Nokia Oyj	2,201,330

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Finland — continued
6,059	Nokian Renkaat Oyj	253,305
9,001	Tieto Oyj	173,048

	Total Finland	2,966,680

	France — 4.4%
127,851	Air France-KLM *	1,174,126
12,476	Arkema SA	1,276,908
3,071	Artprice.com *	110,847
41,324	AXA	680,603
34,710	BNP Paribas	1,942,409
9,272	Bouygues SA	229,134
8,864	Cie Generale d’Optique Essilor International SA	856,415
6,221	Cie Generale des Etablissements Michelin	579,797
28,521	European Aeronautic Defence and Space Co NV	961,454
110,818	France Telecom SA	1,178,751
16,232	GDF Suez	365,176
7,972	Gemalto NV	733,587
4,014	L’Oreal SA	545,095
5,262	Lafarge SA	306,219
24,177	Lagardere SCA	728,788
4,659	Pernod-Ricard SA	527,892
181,134	Peugeot SA *	1,112,969
5,616	Rallye SA	168,112
1,134	Remy Cointreau SA	127,062
52,097	Renault SA	2,609,815
7,933	Safran SA	325,251
231,372	Sanofi	20,665,551
465,781	Total SA	23,342,895
103,500	Vivendi SA	2,226,527
7,430	Zodiac Aerospace	830,793

	Total France	63,606,176

	Germany — 2.3%
10,043	Adidas AG	883,460
42,978	Bayer AG (Registered)	3,889,629
3,481	Beiersdorf AG (Bearer)	273,004
6,277	Continental AG	695,709
9,284	Deutsche Bank AG (Registered)	409,512
55,248	Deutsche Lufthansa AG	917,599
31,976	Deutsche Post AG (Registered)	664,170
8,339	Duerr AG	696,015
445,659	E. On AG	8,036,577
23,846	GEA Group AG	779,917
9,854	Lanxess AG	858,272
18,200	Leoni AG	632,098
10,270	Muenchener Rueckversicherungs AG (Registered)	1,753,803
14,290	Norddeutsche Affinerie AG	908,171
69,519	RWE AG	2,899,893
12,598	Salzgitter AG	580,320

Shares	Description	Value ($)
	Germany — continued
101,866	SAP AG	7,953,601
25,978	Suedzucker AG	1,023,323

	Total Germany	33,855,073

	Greece — 0.1%
26,612	Marfin Investment Group Holdings SA *	10,924
99,716	OPAP SA	648,697
71,956	Public Power Corp SA *	417,409

	Total Greece	1,077,030

	Hong Kong — 0.4%
393,000	Agricultural Bank of China Ltd	172,840
24,000	Cheung Kong Holdings Ltd	365,553
116,200	Chow Tai Fook Jewellery Group Ltd	169,490
145,104	CLP Holdings Ltd	1,267,894
464,200	Esprit Holdings Ltd	718,962
627,000	Evergrande Real Estate Group Ltd	312,917
135,000	Galaxy Entertainment Group Ltd *	513,631
171	Melco International Development Ltd	183
10,000	Netease.Com Inc ADR *	438,600
505,000	Pacific Basin Shipping Ltd	267,219
60,500	Swire Pacific Ltd-Class A	743,440
120,000	Yue Yuen Industrial Holdings Ltd	417,971

	Total Hong Kong	5,388,700

	Hungary — 0.0%
79,644	Magyar Telekom Telecommunications Plc	144,773
972	MOL Hungarian Oil and Gas Plc	82,489
9,918	OTP Bank Plc	186,935
719	Richter Gedeon Nyrt	118,039

	Total Hungary	532,236

	India — 1.1%
33,672	Axis Bank Ltd GDR	828,955
7,995	Grasim Industries Ltd GDR	496,487
31,900	HDFC Bank Ltd ADR	1,343,628
503,400	Hindalco Industries Ltd (a)	1,057,208
25,400	ICICI Bank Ltd Sponsored ADR	1,041,146
63,600	Infosys Technologies Ltd Sponsored ADR	2,827,020
45,844	Larsen & Toubro Ltd GDR	1,412,131
41,189	Mahindra & Mahindra Ltd GDR	708,425
55,759	Reliance Industries Ltd	1,643,030
14,154	State Bank of India GDR	1,162,030
147,000	Sterlite Industries India Ltd ADR	1,159,830
65,800	Tata Motors Ltd Sponsored ADR	1,649,606
67,300	Wipro Ltd ADR	588,875

	Total India	15,918,371

	Indonesia — 0.9%
4,387,000	Astra International Tbk PT	3,310,994
1,559,000	Bank Mandiri Persero Tbk PT	1,339,419
269,000	Bank Negara Indonesia Persero Tbk PT	103,668

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Indonesia — continued
1,265,000	Bank Rakyat Indonesia Persero Tbk PT	928,364
4,444,000	Bhakti Investama Tbk PT	254,476
484,000	Gajah Tunggal Tbk PT	110,868
2,112,000	Global Mediacom Tbk PT	528,058
205,000	Harum Energy Tbk PT	106,700
544,000	Indofood Sukses Makmur Tbk PT	331,698
114,000	Indosat Tbk PT	65,880
4,178,500	Kalbe Farma Tbk PT	448,504
2,443,000	Media Nusantara Citra Tbk PT	679,645
200,500	Mitra Adiperkasa Tbk PT	148,129
2,586,000	Perusahaan Gas Negara Persero Tbk PT	1,219,214
539,150	Semen Gresik Persero Tbk PT	830,914
43,000	Sumber Alfaria Trijaya Tbk PT	23,724
82,000	Tambang Batubara Bukit Asam Persero Tbk PT	119,473
1,225,000	Telekomunikasi Indonesia Persero Tbk PT	1,155,213
20,600	Telekomunikasi Indonesia Tbk PT Sponsored ADR	783,624
150,000	United Tractors Tbk PT	266,093
159,000	XL Axiata Tbk PT	85,208

	Total Indonesia	12,839,866

	Ireland — 0.2%
56,355	C&C Group Plc	300,175
58,384	CRH Plc	1,068,730
13,884	DCC Plc	418,864
19,065	Kerry Group Plc-Class A	998,796
8,484	Paddy Power Plc	640,152

	Total Ireland	3,426,717

	Israel — 0.1%
53,975	Africa Israel Investments Ltd *	130,274
8,635	Mellanox Technologies Ltd *	655,601
30,662	Partner Communications Co Ltd	198,039
181	Paz Oil Co Ltd	25,217

	Total Israel	1,009,131

	Italy — 1.8%
377,669	A2A SPA	205,943
21,942	Azimut Holding SPA	286,316
1,943,952	Enel SPA	7,372,855
294,116	ENI SPA	6,974,764
6,106	Exor SPA	151,133
82,503	Fiat Industrial SPA	882,196
143,395	Fiat SPA *	664,917
281,819	Finmeccanica SPA *	1,483,611
75,668	Impregilo SPA	312,397
385,850	Intesa Sanpaolo SPA	650,182
61,045	Intesa Sanpaolo SPA	83,464
5,995	Lottomatica Group SPA	132,251
6,643	Luxottica Group SPA	273,197
112,860	Mediolanum SPA	550,818

Shares	Description	Value ($)
	Italy — continued
97,851	Pirelli & C. SPA	1,136,978
23,534	Recordati SPA	197,025
2,109,916	Telecom Italia SPA	1,922,275
118,931	Terna Rete Elettrica Nazionale SPA	452,023
1,489,717	Telecom Italia SPA-Di RISP	1,189,867
4,843	Tod’s SPA	591,128

	Total Italy	25,513,340

	Japan — 8.4%
2,500	ABC-Mart Inc	106,500
436	Accordia Golf Co Ltd	407,523
163	Advance Residence Investment Corp (REIT)	342,174
28,200	Advantest Corp	378,719
155,400	Aeon Co Ltd	1,740,270
68,000	Anritsu Corp	877,050
61,600	Astellas Pharma Inc	3,118,426
27,700	Credit Saison Co Ltd	618,164
49,850	Daiei Inc (The) *	97,531
257,000	Daikyo Inc	619,872
33,200	Daito Trust Construction Co Ltd	3,225,676
94,000	Daiwabo Holdings Co Ltd	193,172
37,600	Dena Co Ltd	1,377,560
159,000	DIC Corp	286,528
6,646	East Japan Railway Co	436,891
23,600	Eisai Co Ltd	991,959
4,200	Fast Retailing Co Ltd	957,934
136,000	Fuji Electric Co Ltd	291,320
79,000	Fuji Heavy Industries Ltd	890,773
15,300	Fuji Oil Co Ltd	219,816
49,000	Gunze Ltd	121,468
51,000	Hanwa Co Ltd	168,680
733,500	Haseko Corp *	481,937
10,800	Hikari Tsushin Inc	491,453
127	Inpex Corp	682,945
148,000	Isuzu Motors Ltd	871,419
240,100	Itochu Corp	2,408,318
7,900	J Trust Co Ltd	129,500
492,950	Japan Tobacco Inc	14,780,881
62,500	JFE Holdings Inc	973,922
64,000	Juki Corp	72,498
639,300	JX Holdings Inc	3,423,771
34,200	K’s Holdings Corp	774,437
400,000	Kajima Corp	1,154,401
11,000	Kakaku.com Inc	379,273
35,400	Kao Corp	973,377
637,000	Kawasaki Kisen Kaisha Ltd *	845,075
61,600	KDDI Corp	4,570,898
45,000	Kinugawa Rubber Industrial Co Ltd	288,556
212,000	Kobe Steel Ltd *	199,134
16,986	Kohnan Shoji Co Ltd	197,615
57,000	Kurimoto Ltd	192,971
14,700	Lawson Inc	995,136

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Japan — continued
150,100	Leopalace21 Corp *	473,464
39,000	Look Inc	195,386
242,000	Marubeni Corp	1,601,049
472,000	Mazda Motor Corp *	748,007
41,104	Medipal Holdings Corp	487,111
5,900	MEIJI Holdings Co Ltd	262,661
3,400	Misawa Homes Co Ltd	48,715
239,000	Mitsubishi Chemical Holdings Corp	1,048,562
160,300	Mitsubishi Corp	3,051,343
13,080	Mitsubishi UFJ Lease & Finance Co Ltd	571,752
77,200	Mitsui & Co Ltd	1,071,507
153,000	Mitsui Engineering & Shipbuilding Co Ltd	202,874
186,012	Mitsui Mining & Smelting Co Ltd	369,626
304,134	Mitsui OSK Lines Ltd	767,236
1,274,200	Mizuho Financial Group Inc	2,054,318
36,800	Namco Bandai Holdings Inc	516,631
38,000	Nikon Corp	1,058,822
7,800	Nintendo Co Ltd	937,356
284,800	Nippon Light Metal Co Ltd *	256,632
54,532	Nippon Paper Group Inc	671,075
379,000	Nippon Steel Corp	873,885
106,500	Nippon Telegraph & Telephone Corp	4,790,863
362,000	Nippon Yusen KK	772,372
51,341	Nipro Corp	375,869
12,550	Nitori Co Ltd	934,211
17,336	Nitto Boseki Co Ltd	59,047
8,400	Nitto Denko Corp	438,706
47,686	North Pacific Bank Ltd *	124,560
3,601	NTT Docomo Inc	5,220,464
171,000	Obayashi Corp	810,163
165,000	Oki Electric Industry Co Ltd *	158,635
10,500	Ono Pharmaceutical Co Ltd	575,143
62,000	Orient Corp *	126,056
171,000	Penta-Ocean Construction Co Ltd	431,625
14,329	Point Inc	518,211
698,100	Resona Holdings Inc	2,930,420
73,000	Ricoh Co Ltd	680,551
71,100	Round One Corp	401,133
12,500	Ryohin Keikaku Co Ltd	799,554
21,000	Sankyo Co Ltd	861,589
26,400	Seven & I Holdings Co Ltd	769,373
67,600	Seven Bank Ltd	176,491
42,400	Shinko Electric Industries Co Ltd	297,494
68,586	Softbank Corp	2,579,681
440,800	Sojitz Corp	557,472
230,300	Sumitomo Corp	2,868,749
236,193	Sumitomo Light Metal Industries Ltd	195,255
28,000	Sumitomo Mitsui Financial Group Inc	906,371
124,000	SxL Corp *	210,119
541,000	Taiheiyo Cement Corp	1,210,625
426,000	Taisei Corp	1,160,170
2,100	Taisho Pharmaceutical Holdings Co Ltd	154,853

Shares	Description	Value ($)
	Japan — continued
46,400	Taiyo Yuden Co Ltd	405,703
131,600	Takeda Pharmaceutical Co Ltd	6,024,289
100,100	Tokyo Electric Power Co Inc (The) *	158,630
43,782	Tokyo Gas Co Ltd	214,935
204,000	Tokyo Tatemono Co Ltd *	818,599
41,000	TonenGeneral Sekiyu KK	381,244
111,000	Tosoh Corp	239,314
107,400	Toyota Motor Corp	4,624,333
84,300	Toyota Tsusho Corp	1,947,638
46,000	Tsugami Corp	285,953
6,400	Unicharm Corp	327,159
213,567	Unitika Ltd *	103,657
96,600	UNY Co Ltd	677,182
6,380	USS Co Ltd	681,285
167	Wacom Co Ltd	477,456
1,876	Yahoo! Japan Corp	632,001
51,690	Yamada Denki Co Ltd	1,829,750

	Total Japan	121,548,488

	Kazakhstan — 0.0%
21,036	KazMunaiGas Exploration Production JSC GDR	393,818

	Malaysia — 0.1%
172,100	AMMB Holdings Bhd	361,048
65,496	Hong Leong Bank Bhd	315,900
21,300	Public Bank Bhd	108,756
25,200	Public Bank Bhd	128,830

	Total Malaysia	914,534

	Mexico — 0.5%
808,000	America Movil SAB de CV	953,973
118,800	America Movil SAB de CV-Class L ADR	2,802,492
109,500	Compartamos SAB de CV	165,349
59,300	Corp GEO SAB de CV *	68,867
6,100	Desarrolladora Homex SAB de CV ADR *	80,398
2,100	First Cash Financial Services, Inc. *	101,451
11,800	Fomento Economico Mexicano SAB de CV	115,332
5,300	Fomento Economico Mexicano Sponsored ADR	519,824
46,400	Grupo Financiero Banorte SAB de CV	264,800
67,200	Grupo Financiero Santander Mexico SAB de CV	198,429
59,500	Grupo Financiero Santander Mexico SAB de CV *	869,295
20,700	Grupo Televisa SAB	97,967
17,900	Grupo Televisa SAB Sponsored ADR	423,693
166,100	Urbi Desarrollos Urbanos SAB de CV *	95,935
150,500	Wal-Mart de Mexico SAB de CV	472,325

	Total Mexico	7,230,130

	Netherlands — 1.0%
210,604	Aegon NV	1,211,162
27,509	ASML Holding NV	1,720,143

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Netherlands — continued
22,818	CSM	451,334
14,501	Delta Lloyd NV	216,788
110,762	ING Groep NV *	1,000,843
118,906	Koninklijke BAM Groep NV	460,520
3,141	Koninklijke Vopak NV	232,185
70,549	SNS REAAL NV *	96,505
213,727	Unilever NV	8,110,700
12,300	VimpelCom Ltd Sponsored ADR	130,134
7,868	Wereldhave NV REIT	483,528

	Total Netherlands	14,113,842

	New Zealand — 0.2%
149,947	Chorus Ltd	418,596
119,965	Fletcher Building Ltd	780,154
927,967	Telecom Corp of New Zealand Ltd	1,760,296

	Total New Zealand	2,959,046

	Norway — 0.1%
25,131	Aker Solutions ASA	472,287
15,366	Petroleum Geo-Services ASA	257,151
26,184	TGS Nopec Geophysical Co ASA	827,720

	Total Norway	1,557,158

	Philippines — 0.4%
365,800	Aboitiz Power Corp	317,722
745,600	Alliance Global Group Inc	297,261
49,160	Bank of the Philippine Islands	107,402
357,220	BDO Unibank Inc *	625,138
291,800	First Gen Corp *	164,129
9,980	Globe Telecom Inc	275,709
29,680	GT Capital Holdings Inc	433,152
4,176,000	Megaworld Corp	256,473
217,460	Metropolitan Bank & Trust	531,409
17,445	Philippine Long Distance Telephone Co	1,102,956
13,400	Philippine Long Distance Telephone Co Sponsored ADR	833,748
638,800	Puregold Price Club Inc	502,525
48,970	San Miguel Corp	130,608
117,530	Universal Robina Corp	221,849

	Total Philippines	5,800,081

	Poland — 0.4%
3,612	Bank Pekao SA	180,913
403,575	Boryszew SA *	65,403
906	BRE Bank SA *	90,930
3,298	Jastrzebska Spolka Weglowa SA	91,547
78,320	KGHM Polska Miedz SA	4,444,064
37,813	Powszechna Kasa Oszczednosci Bank Polski SA	417,831
5,059	Powszechny Zaklad Ubezpieczen SA	634,230

	Total Poland	5,924,918

Shares	Description	Value ($)
	Portugal — 0.1%
460,696	EDP - Energias de Portugal SA	1,165,709

	Russia — 2.0%
13,788	Gazprom Neft JSC Sponsored ADR	316,226
991,128	Gazprom OAO Sponsored ADR	8,822,758
101,067	Lukoil OAO Sponsored ADR	6,369,153
1,754	Magnit OJSC	255,604
7,190	Magnit OJSC GDR	254,103
3,663	Mail.ru Group Ltd GDR	121,156
65,300	Mechel Sponsored ADR	398,330
48,853	MMC Norilsk Nickel OJSC ADR	774,975
5,500	Mobile Telesystems Sponsored ADR	95,865
3,106	NovaTek OAO GDR	341,188
4,195	NovaTek OAO	45,148
10,951	Novolipetsk Steel OJSC GDR	217,536
343,197	Rosneft Oil Co GDR	2,681,918
72,430	Rostelecom OJSC	255,808
250,859	Sberbank of Russia Sponsored ADR	2,973,870
15,714	Severstal OAO GDR	178,855
10,521	Sistema JSFC GDR	199,541
186,037	Surgutneftegas OJSC Sponsored ADR	1,569,976
32,258	Tatneft Sponsored ADR	1,278,932
1,903	TMK OAO GDR	29,291
178,630	TNK-BP Holding	350,884
10,487	Uralkali OJSC GDR	389,057
254,958	VTB Bank OJSC GDR	850,925

	Total Russia	28,771,099

	Singapore — 0.5%
185,000	China Minzhong Food Corp Ltd *	126,485
178,967	Ezion Holdings Ltd	211,475
316,085	Ezra Holdings Ltd *	275,508
3,622,000	Golden Agri-Resources Ltd	1,957,052
178,000	Jaya Holdings Ltd *	81,500
290,000	LionGold Corp. Ltd *	253,025
72,000	M1 Ltd	160,411
269,000	Noble Group Ltd	238,522
235,000	Singapore Press Holdings Ltd	804,438
1,016,000	Singapore Telecommunications Ltd	2,755,175
157,000	STX OSV Holdings Ltd	177,924
17,978	Triyards holdings Ltd *	10,531
24,000	Venture Corp Ltd	153,724
781,000	Yangzijiang Shipbuilding Holdings Ltd	597,237

	Total Singapore	7,803,007

	South Africa — 0.6%
24,530	ABSA Group Ltd	391,643
100,868	African Bank Investments Ltd	359,773
19,229	Aspen Pharmacare Holdings Ltd *	338,302
60,394	Aveng Ltd	182,652
2,905	Bidvest Group Ltd	68,583
45,426	Cipla Medpro South Africa Ltd	44,629

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	South Africa — continued
18,421	Clicks Group Ltd	130,460
18,759	Exxaro Resources Ltd	325,839
135,094	FirstRand Ltd	441,057
106,526	Growthpoint Properties Ltd	293,928
12,875	Imperial Holdings Ltd	272,900
63,103	Investec Ltd	387,947
14,204	JD Group Ltd	75,544
9,496	JSE Ltd	76,290
3,134	Kumba Iron Ore Ltd	191,318
5,206	Mr Price Group Ltd	77,821
71,598	MTN Group Ltd	1,318,480
7,530	Naspers Ltd	464,896
44,792	Netcare Ltd	89,120
9,420	Remgro Ltd	158,486
73,004	RMB Holdings Ltd	321,610
38,742	Sappi Ltd *	126,294
13,143	Sasol Ltd	553,881
1,647	Sasol Ltd Sponsored ADR	69,750
11,613	Shoprite Holdings Ltd	250,165
13,566	Standard Bank Group Ltd	160,473
324,426	Steinhoff International Holdings Ltd *	998,986
98,606	Telkom SA Ltd *	171,875
4,447	Tiger Brands Ltd	149,674
5,266	Vodacom Group Ltd	70,472
12,856	Wilson Bayly Holmes-Ovcon Ltd	206,886
33,800	Woolworths Holdings Ltd	269,313

	Total South Africa	9,039,047

	South Korea — 1.7%
24,310	BS Financial Group Inc	272,141
1,689	Cheil Industries Inc	149,359
1,289	Com2uSCorp *	69,920
14,620	Daewoo Securities Co Ltd	144,516
3,060	Dongbu Insurance Co Ltd	131,553
10,074	GS Holdings	664,525
28,334	Hana Financial Group Inc	881,299
31,670	Hankook Tire Worldwide Co Ltd	436,040
5,800	Hanwha Chem Corp	89,488
14,680	Hanwha Corp	432,183
1,895	Hyundai Heavy Industries Co Ltd	370,105
2,770	Hyundai Marine & Fire Insurance Co Ltd	85,550
1,712	Hyundai Mobis	451,970
3,554	Hyundai Motor Co	740,566
7,562	Hyundai Steel Co	561,613
1,300	Hyundai Wia Corp	218,749
48,960	Industrial Bank of Korea	520,456
42,280	KB Financial Group Inc	1,394,138
3,000	KB Financial Group Inc ADR	98,610
18,615	Kia Motors Corp	1,063,705
61,050	Korea Exchange Bank *	411,430
971	Korea Zinc Co Ltd	391,395
16,090	KP Chemical Corp	164,407

Shares	Description	Value ($)
	South Korea — continued
39,350	KT Corp	1,364,584
10,300	KT Corp Sponsored ADR	177,263
2,130	LG Chem Ltd	614,421
42,720	LG Uplus Corp	294,729
7,900	LIG Insurance Co Ltd	179,389
1,802	OCI Co Ltd	251,371
20,404	Osung LST Co Ltd *	30,514
7,207	Paradise Co Ltd	124,815
2,770	Poongsan Corp	86,721
4,662	POSCO	1,392,004
3,300	POSCO ADR	245,487
3,690	Samsung Card Co Ltd	123,894
2,610	Samsung Electronics Co Ltd	3,392,666
2,295	Samsung Fine Chemicals Co Ltd	133,648
1,411	Samsung Fire & Marine Insurance Co Ltd	285,026
8,300	Samsung Heavy Industries Co Ltd	279,974
3,506	Samsung Life Insurance Co Ltd	301,124
2,253	Samsung Techwin Co Ltd	120,843
25,390	Shinhan Financial Group Co Ltd	814,023
2,178	SK Chemicals Co Ltd	120,377
2,858	SK Holdings Co Ltd	474,336
11,630	SK Innovation Co Ltd	1,781,978
5,708	SK Telecom Co Ltd	790,377
41,800	SK Telecom Co Ltd ADR	638,286
78,460	Woori Finance Holdings Co Ltd	737,051
10,630	Woori Investment & Securities Co Ltd	104,658

	Total South Korea	24,603,277

	Spain — 2.0%
33,361	Abengoa SA	91,912
50,120	Abengoa SA *	132,649
10,588	Amadeus IT Holding SA	247,343
327,684	Banco Bilbao Vizcaya Argentaria SA	2,780,242
1,111,387	Banco Santander SA	8,561,614
93,883	Distribuidora Internacional de Alimentacion SA	583,443
14,793	Fomento de Construcciones y Contratas SA	175,978
131,199	Gas Natural SDG SA	2,037,592
37,542	Grifols SA *	1,201,960
418,038	Iberdrola SA	2,077,207
13,641	Inditex SA	1,872,658
89,297	Repsol YPF SA	1,895,358
526,999	Telefonica SA	6,922,863

	Total Spain	28,580,819

	Sri Lanka — 0.0%
47,000	Hatton National Bank Plc	51,709

	Sweden — 0.3%
41,371	Boliden AB	733,290
2,981	Hennes & Mauritz AB-Class B	96,826
43,449	Investor AB-Class B	1,007,407

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Sweden — continued
16,416	NCC AB-Class B	319,151
30,322	Skandinaviska Enskilda Banken AB-Class A	244,364
16,301	Svenska Handelsbanken AB	580,149
40,655	Swedbank AB-A Shares	751,817

	Total Sweden	3,733,004

	Switzerland — 2.1%
1,383	AMS AG	149,586
142,439	Nestle SA (Registered)	9,323,719
160,851	Novartis AG (Registered)	9,967,508
44,998	Roche Holding AG	8,864,388
12,253	Swiss Re AG	883,662
3,146	Zurich Financial Services AG	803,633

	Total Switzerland	29,992,496

	Taiwan — 1.0%
71,000	Advantech Co Ltd	265,257
276,000	Asia Optical Co Inc *	264,460
43,000	Asustek Computer Inc	474,722
1,431,000	AU Optronics Corp *	604,797
14,000	Capella Microsystems (Taiwan) Inc	91,496
601,945	Chimei Innolux Corp *	269,661
204,032	Chinatrust Financial Holding Co Ltd	118,346
84,000	Chipbond Technology Corp	162,911
212,470	Chunghwa Telecom Co Ltd	687,145
500	Chunghwa Telecom Co Ltd ADR	16,075
724,000	Compal Electronics Inc	490,166
206,000	Delta Electronics Inc	738,246
291,000	E.Sun Financial Holding Co Ltd	160,918
84,000	Elan Microelectronics Corp	130,614
356,000	Far EasTone Telecommunications Co Ltd	891,754
253,000	Fubon Financial Holding Co Ltd	287,487
251,000	Hon Hai Precision Industry Co Ltd	805,941
23,000	Hotai Motor Co Ltd	170,440
55,194	HTC Corp	505,506
125,000	Mega Financial Holding Co Ltd	97,920
359,000	Neo Solar Power Corp *	207,894
34,000	Novatek Microelectronics Corp	136,936
200,000	Powertech Technology Inc	296,634
207,000	Quanta Computer Inc	520,742
74,000	Ruentex Development Co Ltd	141,070
337,000	Shin Kong Financial Holding Co Ltd *	93,425
1,186,000	Taishin Financial Holding Co Ltd	451,344
382,000	Taiwan Mobile Co Ltd	1,374,525
158,000	Taiwan PCB Techvest Co Ltd	248,286
127,000	Taiwan Semiconductor Manufacturing Co Ltd	431,528
56,700	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	979,209
16,268	TPK Holding Co Ltd	259,956
116,000	Tripod Technology Corp	240,157
126,000	Unimicron Technology Corp	137,185

Shares	Description	Value ($)
	Taiwan — continued
441,000	United Microelectronics Corp	170,382
690,450	Wistron Corp	758,228
105,000	WPG Holdings Ltd	139,159
34,000	Zhen Ding Technology Holding Ltd	93,089

	Total Taiwan	13,913,611

	Thailand — 0.8%
171,200	Advanced Info Service Pcl (Foreign Registered)	1,227,193
79,000	Airports of Thailand Pcl (Foreign Registered)	241,860
483,500	Bangchak Petroleum Pcl (Foreign Registered)	448,765
208,960	Bangkok Dusit Medical Services Pcl (Foreign Registered)	762,634
415,610	Bank of Ayudhya Pcl (Foreign Registered) (a)	443,212
54,550	Banpu Pcl (Foreign Registered)	701,484
61,400	Bumrungrad Hospital Pcl	150,473
509,900	Charoen Pokphand Foods Pcl (Foreign Registered)	543,930
93,700	CP ALL Pcl (Foreign Registered)	120,537
119,500	Electricity Generating Pcl (Foreign Registered)	490,360
129,600	Glow Energy Pcl (Foreign Registered)	306,124
1,160,300	Hemaraj Land and Development Pcl (Foreign Registered) (a)	120,200
338,120	Home Product Center Pcl (Foreign Registered)	126,038
1,000,700	Jasmine International Pcl (Foreign Registered)	166,268
128,700	Kasikornbank PCL NVDR	784,022
110,825	Krung Thai Bank Pcl (Foreign Registered)	66,428
146,400	PTT Pcl (Foreign Registered)	1,525,861
106,500	Ratchaburi Electricity Generating Holding Pcl (Foreign Registered) (a)	187,473
95,200	Ratchaburi Electricity Generating Holding Pcl NVDR	167,582
34,900	Robinson Department Store Pcl (Foreign Registered)	68,793
1,902,700	Sansiri Pcl	220,601
80,300	Shin Corp Pcl (Foreign Registered)	168,743
30,800	Siam Cement Pcl NVDR	396,300
10,600	Siam Makro Pcl (Foreign Registered)	167,035
207,200	Sri Trang Agro-Industry Pcl (Foreign Registered)	101,222
254,800	Thai Airways International Pcl (Foreign Registered) *	181,779
159,500	Thai Oil Pcl (Foreign Registered)	342,780
509,800	Thai Tap Water Supply Pcl (Foreign Registered)	134,625
208,300	Thanachart Capital Pcl	242,568
158,000	Total Access Communication Pcl NVDR	451,378
378,500	TPI Polene Pcl (Foreign Registered)	184,914
43,100	VGI Pcl (Foreign Registered) *	123,584

	Total Thailand	11,364,766

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	Turkey — 0.7%
272,598	Akenerji Elektrik Uretim AS *	326,803
26,470	Anadolu Hayat Emeklilik AS	61,818
86,279	Arcelik AS	523,671
254,049	Asya Katilim Bankasi AS *	278,659
7,797	BIM Birlesik Magazalar AS	354,369
9,209	Bizim Toptan Satis Magazalari AS	133,966
356,828	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	373,306
40,741	Enka Insaat ve Sanayi AS	108,509
297,503	Eregli Demir ve Celik Fabrikalari TAS	374,395
20,336	Ford Otomotiv Sanayi AS	208,287
18,454	Haci Omer Sabanci Holding AS	95,253
143,213	Ihlas Holding AS *	103,405
77,881	Ipek Dogal Enerji Kaynaklari Ve Uretim AS *	258,842
176,745	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class A	132,460
244,874	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS-Class D	163,076
130,137	KOC Holding AS	595,824
81,079	Koza Anadolu Metal Madencilik Isletmeleri AS *	249,560
33,103	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	111,786
74,540	Tofas Turk Otomobil Fabrikasi AS	454,777
27,595	Tupras Turkiye Petrol Rafinerileri AS	736,365
159,523	Turk Hava Yollari *	469,597
134,885	Turk Telekomunikasyon AS	504,316
3,965	Turk Traktor ve Ziraat Makineleri AS	99,180
134,154	Turkcell Iletisim Hizmetleri AS *	810,702
207,694	Turkiye Garanti Bankasi AS	985,560
28,575	Turkiye Halk Bankasi AS	276,745
344,234	Turkiye Is Bankasi	1,109,642
115,337	Turkiye Sise ve Cam Fabrikalari AS	169,764
220,505	Turkiye Vakiflar Bankasi Tao	534,348
110,692	Yapi ve Kredi Bankasi AS *	291,756

	Total Turkey	10,896,741

	United Kingdom — 9.1%
138,219	3i Group Plc	468,673
123,333	Aberdeen Asset Management Plc	668,080
9,773	Admiral Group Plc	175,283
67,941	Aegis Group Plc	255,971
29,948	Aggreko Plc	1,071,296
23,031	Ashtead Group Plc	141,597
311,349	AstraZeneca Plc	14,788,529
130,820	Aviva Plc	736,262
24,757	Babcock International Group Plc	395,426
693,690	BAE Systems Plc	3,640,272
1,478,943	Barclays Plc	5,865,980
26,891	BBA Aviation Plc	92,156
2,195,566	BP Plc	15,242,261
177,566	British American Tobacco Plc	9,327,710
447,993	BT Group Plc	1,675,519

Shares	Description	Value ($)
	United Kingdom — continued
29,900	Bunzl Plc	493,023
4,050	Croda International Plc	154,568
206,445	Diageo Plc	6,157,679
91,674	Drax Group Plc	795,674
1,180,903	DSG International Plc *	519,853
27,371	easyJet Plc	313,857
8,140	Eurasia Drilling Co Ltd GDR	265,522
30,973	Fenner Plc	191,990
169,926	Firstgroup Plc	508,798
518,427	GlaxoSmithKline Plc	11,102,688
20,550	Globaltrans Investment Plc GDR	315,259
6,839	Halfords Group Plc	37,435
450,106	Home Retail Group Plc	806,405
35,701	IMI Plc	603,625
17,430	InterContinental Hotels Group Plc	466,059
7,086	Intertek Group Plc	350,936
349,501	ITV Plc	554,435
200,913	Kesa Electricals Plc	154,035
32,321	Lancashire Holdings Ltd	412,463
4,075,048	Lloyds Banking Group Plc *	3,043,047
6,477	Micro Focus International Plc	59,511
46,030	Next Plc	2,701,703
13,899	Persimmon Plc	178,475
42,674	Playtech Ltd	287,313
80,137	Premier Foods Plc *	122,974
116,661	Prudential Plc	1,695,889
5,484	Randgold Resources Ltd	587,685
5,841	Reckitt Benckiser Group Plc	367,397
132,592	Rio Tinto Plc	6,584,061
63,843	Rockhopper Exploration Plc *	150,701
10,074,712	Rolls Royce Holdings Plc-C Shares *	16,141
138,750	Rolls-Royce Holdings Plc	1,981,743
135,707	Royal Bank of Scotland Group Plc *	643,019
349,065	Royal Dutch Shell Plc-A Shares	11,687,205
117,672	Royal Dutch Shell Plc-B Shares	4,061,923
26,614	SABMiller Plc	1,206,727
22,404	Scottish & Southern Energy Plc	512,085
24,481	Spectris Plc	755,597
4,640	Tate & Lyle Plc	57,443
15,668	Telecity Group Plc	215,314
653,079	Tesco Plc	3,406,938
367,516	Thomas Cook Group Plc *	153,255
82,661	Trinity Mirror Plc *	108,654
42,833	Tullett Prebon Plc	155,871
46,402	Unilever Plc	1,780,454
2,017,484	Vodafone Group Plc	5,204,371
42,657	WH Smith Plc	444,116
6,830	Whitbread Plc	262,823
194,727	William Hill Plc	1,053,174
31,223	Wolseley Plc	1,450,671
77,656	WPP Plc	1,066,210

	Total United Kingdom	130,751,809

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

Shares	Description	Value ($)
	United States — 29.0%
46,900	3M Co.	4,265,555
223,500	Abbott Laboratories	14,527,500
17,100	Amgen, Inc.	1,518,480
26,300	Apple, Inc.	15,392,864
8,100	Baxter International, Inc.	536,787
63,100	Bristol–Myers Squibb Co.	2,058,953
154,900	Chevron Corp.	16,371,381
25,100	Church & Dwight Co., Inc.	1,359,165
1,135,400	Cisco Systems, Inc.	21,470,414
625,100	Coca-Cola Co. (The)	23,703,792
108,500	Colgate–Palmolive Co.	11,772,250
3,300	Copa Holdings SA -Class A	312,972
8,600	Costco Wholesale Corp.	894,314
11,700	CVS Caremark Corp.	544,167
7,800	Eli Lilly & Co.	382,512
62,300	EMC Corp. *	1,546,286
261,700	Express Scripts Holding Co. *	14,092,545
56,400	Exxon Mobil Corp.	4,971,096
13,100	Gilead Sciences, Inc. *	982,500
31,300	Google, Inc. -Class A *	21,858,981
2,100	Henry Schein, Inc. *	169,617
798,100	Hewlett-Packard Co.	10,367,319
76,300	International Business Machines Corp.	14,502,341
100	Intuitive Surgical, Inc. *	52,900
363,200	Johnson & Johnson	25,325,936
38,100	Laboratory Corp. of America Holdings *	3,222,879
69,900	Lorillard, Inc.	8,469,084
15,600	Mastercard, Inc. -Class A	7,623,408
115,800	McDonald’s Corp.	10,079,232
1,500	Mead Johnson Nutrition Co.	102,285
109,000	Medtronic, Inc.	4,589,990
39,500	Merck & Co., Inc.	1,749,850
745,100	Microsoft Corp.	19,834,562
38,900	Nike, Inc. -Class B	3,791,972
822,600	Oracle Corp.	26,405,460
205,100	PepsiCo, Inc.	14,400,071
795,100	Pfizer, Inc.	19,893,402
223,200	Philip Morris International, Inc.	20,061,216
1,600	Praxair, Inc.	171,536
200,900	Procter & Gamble Co. (The)	14,028,847
74,400	Qualcomm, Inc.	4,733,328
42,600	Quest Diagnostics, Inc.	2,461,428
4,700	Sohu.com, Inc. *	187,201
66,900	Sysco Corp.	2,117,385
192,400	Target Corp.	12,146,212
25,100	TJX Cos, Inc. (The)	1,112,934
61,600	UnitedHealth Group, Inc.	3,350,424
39,600	Visa, Inc. -Class A	5,928,516
214,500	Wal–Mart Stores, Inc.	15,448,290
21,500	Yum! Brands, Inc.	1,442,220

Shares	Description	Value ($)
	United States — continued
76,900	Zimmer Holdings, Inc.	5,073,093

	Total United States	417,405,452

	TOTAL COMMON STOCKS (COST $1,125,815,141)	1,166,622,558

	PREFERRED STOCKS — 1.5%

	Brazil — 1.0%
26,200	Banco Bradesco SA 0.60%	435,154
80,300	Banco Bradesco SA ADR 0.63%	1,352,252
68,700	Bradespar SA 5.02%	916,300
51,000	Centrais Eletricas Brasileiras SA 17.87%	230,321
8,600	Centrais Eletricas Brasileiras SA ADR 17.61%	40,936
5,600	Cia Paranaense de Energia 2.33%	74,691
10,500	Cia Paranaense de Energia Sponsored ADR 2.46%	141,225
1,700	Companhia de Bebidas das Americas 1.57%	70,409
7,700	Companhia de Bebidas das Americas ADR 1.68%	320,397
9,300	Companhia Energetica de Minas Gerais Sponsored ADR 5.95%	113,832
27,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA 49.99%	171,719
3,900	Gerdau SA 2.04%	32,342
99,800	Gerdau SA Sponsored ADR 2.13%	847,302
25,000	Itau Unibanco Holding SA 0.53%	376,030
136,600	Itau Unibanco Holding SA ADR 0.58%	2,069,490
201,700	Itausa - Investimentos Itau SA 0.62%	909,009
59,300	Klabin SA 2.19%	334,131
18,600	Marcopolo SA 1.89%	109,330
36,400	Metalurgica Gerdau SA 0.87%	382,432
19,600	Oi SA ADR 15.95%	74,284
150,400	Petroleo Brasileiro SA 0.66%	1,313,396
3,000	Petroleo Brasileiro SA Sponsored ADR 0.67%	52,650
13,400	Randon Participacoes SA 1.35%	71,490
157,300	Suzano Papel e Celulose SA 3.57%	467,454
2,500	Telefonica Brasil SA 4.56%	54,287
14,400	Telefonica Brasil SA ADR 4.81%	315,936
66,400	Usinas Siderurgicas de Minas Gerais SA 0.67%	388,431
188,900	Vale SA 1.83%	3,244,398
12,600	Vale SA Sponsored ADR 1.93%	215,334

	Total Brazil	15,124,962

	Germany — 0.3%
17,975	Henkel AG & Co KGaA 1.27%	1,502,079
31,916	Porsche Automobil Holding SE 1.35%	2,369,359

	Total Germany	3,871,438

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

November 30, 2012 (Unaudited)

	Shares / Par Value	Description	Value ($)
		Russia — 0.2%
	45,422	Rostelecom OJSC 5.25%	124,432
	540,421	Sberbank of Russia 3.65%	1,156,337
	1,887,950	Surgutneftegas OJSC 10.49%	1,185,266

		Total Russia	2,466,035

		TOTAL PREFERRED STOCKS (COST $20,794,967)	21,462,435

		INVESTMENT FUNDS — 0.5%

		Thailand — 0.0%
	192,895	CPN Commercial Growth Leasehold Property Fund	79,823

		United States — 0.5%
	165,200	Vanguard Emerging Markets ETF (b)	6,945,008

		TOTAL INVESTMENT FUNDS (COST $6,891,043)	7,024,831

		DEBT OBLIGATIONS — 0.7%

		Canada — 0.3%

		Asset Backed Securities — 0.3%
CAD	2,559,600	Master Asset Vehicle II, Series 09-2, Class A1, 0.80%, due 07/15/56	2,158,016
CAD	1,938,400	Master Asset Vehicle II, Series 09-2, Class A2, 0.80%, due 07/15/56	1,561,101
CAD	352,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class B, due 07/15/56	271,083
CAD	150,000	Master Asset Vehicle II, Series 09-2, Zero Coupon, Class C, due 07/15/56	93,622

		Total Canada	4,083,822

		United States — 0.4%

		Bank Loans — 0.4%
USD	997,475	Chrysler Group LLC Term Loan B, 1.00%, due 05/24/17	1,018,671
USD	1,000,000	Del Monte Foods Co, Term Loan B, 1.00%, due 03/08/18	1,000,000

Par Value / Shares		Description	Value ($)
		Bank Loans — continued
USD	400,000	Caesars Entertainment Corp., Term Loan B1, 1.00% , due 01/28/15	388,000
USD	1,627,558	Caesars Entertainment Corp., Term Loan B3, 1.00%, due 01/28/15	1,578,731
USD	2,000,000	Springleaf Financial Funding Co., Term Loan B, 1.00%, due 05/10/17	1,972,600

		Total United States	5,958,002

		TOTAL DEBT OBLIGATIONS (COST $10,113,912)	10,041,824

		RIGHTS/WARRANTS — 0.0%

		Singapore — 0.0%
	72,500	LionGold Corp Ltd, Expires 12/11/12 *	3,861

		TOTAL RIGHTS/WARRANTS (COST $0)	3,861

		SHORT-TERM INVESTMENTS — 14.3%

		Money Market Fund — 7.3%
	105,018,171	State Street Institutional Treasury Money Market Fund-Institutional Class, 0.00% (c)	105,018,171

		Total Money Market Funds	105,018,171

		U.S. Government — 7.0%
	101,000,000	U.S. Treasury Bill, 0.12%, due 04/25/13 (d)	100,952,833

		Total U.S. Government	100,952,833

		TOTAL SHORT-TERM INVESTMENTS (COST $205,959,184)	205,971,004

		TOTAL INVESTMENTS — 97.9% (Cost $1,369,574,247)	1,411,126,513
		Other Assets and Liabilities (net) — 2.1%	30,127,503

		TOTAL NET ASSETS — 100.0%	$1,441,254,016

A summary of outstanding financial instruments at November 30, 2012 is as follows:

Forward Currency Contracts

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
02/05/13	BCLY	USD	18,158,070	KRW	19,996,574,108	$253,256
02/05/13	DB	USD	18,142,419	KRW	19,996,574,108	268,907
02/05/13	JPM	USD	23,790,000	KRW	26,078,598,000	221,192
02/05/13	MSCI	USD	36,488,159	KRW	40,177,476,284	504,209
12/14/12	BBH	USD	13,638,095	SGD	16,653,000	5,159

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	BOA	USD	18,485,990	SGD	22,574,000	$8,145
12/14/12	BONY	USD	22,634,225	SGD	27,731,000	84,869
12/14/12	DB	USD	1,238,896	SGD	1,511,453	(612)
12/14/12	SSB	USD	44,054,830	SGD	53,785,000	9,448
12/14/12	BBH	AUD	52,433,899	USD	53,627,819	(1,049,818)
12/14/12	BOA	AUD	14,657,000	USD	14,992,030	(292,169)
12/14/12	BONY	AUD	8,871,790	USD	9,069,720	(181,710)
12/14/12	DB	AUD	11,273,000	USD	11,522,471	(232,920)
12/14/12	GS	AUD	6,468,210	USD	6,612,063	(132,933)
12/14/12	JPM	AUD	20,654,428	USD	21,113,948	(424,319)
12/14/12	MSCI	AUD	25,316,941	USD	26,199,101	(201,195)
12/14/12	SSB	AUD	1,022,379	USD	1,046,144	(19,984)
12/14/12	BBH	CAD	112,620	USD	114,234	885
12/14/12	BONY	CAD	35,240	USD	35,714	246
12/14/12	DB	CAD	11,551	USD	11,708	82
12/14/12	GS	CAD	639,684	USD	647,732	3,908
12/14/12	SSB	CAD	1,093,000	USD	1,107,205	7,132
12/14/12	BBH	CHF	32,528,000	USD	35,113,400	7,005
12/14/12	BOA	CHF	952,900	USD	1,029,069	635
12/14/12	BONY	CHF	1,177,658	USD	1,272,105	1,098
12/14/12	DB	CHF	18,534,296	USD	19,982,293	(21,160)
12/14/12	GS	CHF	168,525	USD	182,032	148
12/14/12	JPM	CHF	23,248,594	USD	24,766,975	(324,463)
12/14/12	MSCI	CHF	2,047,521	USD	2,212,721	2,899
12/14/12	SSB	CHF	1,323,966	USD	1,430,612	1,700
12/14/12	BBH	DKK	3,483,796	USD	609,966	2,495
12/14/12	DB	DKK	113,638	USD	19,869	53
12/14/12	GS	DKK	6,546,621	USD	1,146,346	4,808
12/14/12	SSB	DKK	632,406	USD	110,768	495
12/14/12	BBH	EUR	5,623,049	USD	7,338,810	24,951
12/14/12	BCLY	EUR	1,171,000	USD	1,528,776	5,665
12/14/12	BOA	EUR	3,777,413	USD	4,929,668	16,414
12/14/12	BONY	EUR	35,019,756	USD	45,706,560	156,619
12/14/12	DB	EUR	30,888,880	USD	39,529,393	(647,547)
12/14/12	GS	EUR	18,217,000	USD	23,782,640	87,921
12/14/12	JPM	EUR	763,827	USD	997,731	4,227
12/14/12	MSCI	EUR	16,049,135	USD	20,958,646	83,653
12/14/12	SSB	EUR	24,394,463	USD	31,867,438	137,739
12/14/12	BBH	GBP	801,180	USD	1,290,501	6,905
12/14/12	BCLY	GBP	13,367,286	USD	21,540,847	124,698
12/14/12	BOA	GBP	20,106,801	USD	32,387,291	173,554
12/14/12	BONY	GBP	1,272,404	USD	2,050,905	12,347
12/14/12	DB	GBP	2,394,896	USD	3,854,580	17,642
12/14/12	GS	GBP	736,807	USD	1,187,409	6,947
12/14/12	JPM	GBP	946,893	USD	1,525,944	8,897

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Settlement Date	Counterparty	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)
12/14/12	MSCI	GBP	1,643,224	USD	2,649,699	$17,038
12/14/12	SSB	GBP	23,478,000	USD	37,854,988	240,148
12/14/12	BBH	HKD	417,460	USD	53,864	(1)
12/14/12	BONY	HKD	858,067	USD	110,704	(13)
12/14/12	BBH	JPY	216,740,290	USD	2,748,175	118,623
12/14/12	BCLY	JPY	1,959,340,000	USD	24,850,530	1,079,288
12/14/12	BOA	JPY	446,371,345	USD	5,660,990	245,493
12/14/12	BONY	JPY	4,125,151,015	USD	52,356,609	2,309,163
12/14/12	DB	JPY	2,563,199,000	USD	32,764,911	1,667,489
12/14/12	GS	JPY	124,218,079	USD	1,575,032	67,985
12/14/12	JPM	JPY	129,460,000	USD	1,642,260	71,616
12/14/12	MSCI	JPY	1,597,710,000	USD	20,265,478	881,629
12/14/12	SSB	JPY	278,343,324	USD	3,529,364	152,428
12/14/12	GS	NOK	4,742,006	USD	834,849	(1,998)
12/14/12	JPM	NOK	5,530,870	USD	974,487	(1,575)
12/14/12	SSB	NOK	4,324,300	USD	761,358	(1,774)
12/14/12	BONY	NZD	186,992	USD	151,522	(1,889)
12/14/12	JPM	NZD	97,248	USD	78,808	(975)
12/14/12	BBH	SEK	634,661	USD	95,797	435
12/14/12	BOA	SEK	303,850	USD	45,871	216
12/14/12	DB	SEK	132,579	USD	19,934	13
12/14/12	SSB	SEK	134,437	USD	20,268	68

						$5,571,530

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Buys
22	DAX	December 2012	$5,310,774	$74,000
23	FTSE 100	December 2012	2,166,974	22,323
89	FTSE/MIB	December 2012	9,161,540	(200,660)
170	Mini MSCI	December 2012	13,254,050	352,282
49	MSCI Singapore	December 2012	2,797,165	59,402
301	S&P 500 E-Mini Index	December 2012	21,286,720	640,019
31	TOPIX	December 2012	2,946,695	202,399

			$56,923,918	$1,149,765

Sales
79	S&P TSE 60 Index	December 2012	$11,164,262	$145,896
14	SPI 200	December 2012	1,650,718	(37,216)

			$12,814,980	$108,680

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Written Options

Index Options

	Contract Number	Expiration Date		Description	Premiums	Market Value
Put	147	12/21/2012	EUR	Euro STOXX 50, Strike 2,450	$103,296	$(10,087)
Put	25	12/21/2012	GBP	FTSE 100,Strike 5,700	43,973	(6,435)
Put	19	12/14/2012	JPY	Nikkei 225, Strike 8,750	16,004	(941)
Put	68	12/22/2012	USD	S&P 500, Strike 1,355	205,834	(33,660)
Put	425	12/21/2012	CAD	S&P TSX 60, Strike 680	71,948	(20,109)
Put	31	12/20/2012	AUD	SPI 200, Strike 4,350	19,946	(1,958)
Put	750	12/21/2012	CAD	S&P TSX 60, Strike 695	49,856	(47,189)
Put	189	12/21/2012	EUR	Euro STOXX 50, Strike 2,575	95,221	(81,992)
Put	81	12/21/2012	GBP	FTSE 100, Strike 5,850	75,908	(65,170)
Put	62	12/14/2012	JPY	Nikkei 225, Strike 9,500	116,201	(101,535)
Put	101	12/22/2012	USD	S&P 500, Strike 1,410	164,324	(178,770)
Put	102	12/20/2012	AUD	SPI 200, Strike 4,475	23,965	(26,612)
Put	63	12/28/2012	HKD	Hang Seng, Strike 22,000	124,749	(131,280)

					$1,111,225	$(705,738)

Swap Agreements

Total Return Swaps

Notional Amount		Expiration Date	Counterparty	Fund Pays	Fund (Pays)/Receives	Net Unrealized Appreciation/ (Depreciation)
3,268,243	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate	$(347,627)
11,463,683	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate	(638,723)
674,661	USD	5/16/2013	GS	Return on Asia Equity Basket Swap	1 Month Garban Intercapital Federal Funds Effective Rate minus .41%	(47,114)

						$(1,033,464)

				Premiums to (Pay) Receive		$—

As of November 30, 2012, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover any commitments or collateral requirements of the relevant broker or exchange.

Implementation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

November 30, 2012 (Unaudited)

Notes to Schedule of Investments:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depository Receipt

NVDR - Non-Voting Depository Receipt

OJSC - Open Joint-Stock Company

REIT - Real Estate Investment Trust

*	Non-income producing security.

(a)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of GMO Trust.

(b)	Represents an investment to equitize cash. The Vanguard Emerging Markets ETF prospectus states that the fund invests substantially all (normally about 95%) of its assets in the common stocks included in the MSCI Emerging Market Index, while employing a form of sampling to reduce risk.

(c)	The rate disclosed is the 7 day net yield as of November 30, 2012. Note: Yield rounds to 0.00%.

(d)	The rate shown represents yield-to-maturity.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co.

BCLY - Barclays Bank PLC

BOA - Bank of America, N.A.

BONY - Bank of New York Mellon

DB - Deutsche Bank AG

GS - Goldman Sachs International

JPM - JP Morgan Chase Bank, N.A.

MSCI - Morgan Stanley & Co. International PLC

SSB - State Street Bank and Trust Company

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

JPY - Japanese Yen

KRW - South Korean Won

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

As of November 30, 2012, the approximate cost for U.S. federal income tax purposes and gross and net unrealized appreciation (depreciation) in value of investments were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$1,372,413,178	$63,719,874	$(25,006,539)	$38,713,335

Investments in Affiliated Issuers

The Fund makes investments in other GMO Trust funds (“underlying funds”). The Schedule of Investments of the underlying funds should be read in conjunction with the Fund’s Schedule of Investments.

A summary of the Fund’s transactions in the shares of other funds of the Trust during the period ended November 30, 2012 is set forth below:

Implementation Fund

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Value, end of period
U.S. Treasury Fund	$—	$50,003,747	$50,003,747	$5,847	$—	$—

*	The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2012 through November 30, 2012 . The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 28, 2013.

Basis of presentation

The preparation of the Schedule of Investments in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon sale of those securities.

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager”) deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Unlisted securities (including debt instruments) for which market quotations are readily available are generally valued at the most recent quoted price. Shares of open-end registered investment companies are valued at their net asset value. If quotations are not readily available or circumstances make an existing methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees of GMO Trust (the “Trustees”) or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the value determined for a particular security may be materially different from the value realized upon its sale. See the table below for information about securities and derivatives that were fair valued using methods determined in good faith by or at the direction of the Trustees. The Fund classifies such securities as Level 3 (levels defined below). For the period ended November 30, 2012, the Fund did not reduce the value of any of its over-the-counter (“OTC”) derivatives contracts, if any, based on the creditworthiness of its counterparties. See “Derivative financial instruments” for a further discussion on valuation of derivatives.

The foregoing pricing methodologies are modified for equity securities listed on foreign exchanges and that trade in securities markets that are closed prior to the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE). In those cases, the value will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close. The table below shows the percentage of the net assets of the Fund, that were valued using fair value prices obtained from that independent pricing service as of November 30, 2012. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) ) are classified as being valued using Level 2 inputs (levels defined below) in the table below.

Typically, the Fund values debt instruments based on the most recent quoted price supplied by a single pricing source chosen by the Manager. Although the Manager normally does not evaluate pricing sources on a day-to-day basis, it does evaluate pricing sources on an ongoing basis and may change a pricing source at any time. The Manager monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another) when it believes that the price supplied is not reliable. Although alternative prices may be available for securities held by the Fund, those alternative sources are not typically part of the valuation process and do not necessarily provide greater certainty about the prices used by the Fund. See the table below for information about securities for which no alternative pricing source was available. Non-emerging market debt instruments with a remaining maturity of sixty days or less may be valued at amortized cost if the issuer is deemed to present minimal credit risk, which approximates market value.

“Quotation” or “quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If the pricing convention for a security does not involve a bid or an ask, “quotation” or “quoted price” may be a market quotation provided by a market participant or other third party pricing source in accordance with the convention for that security. If an updated quote for a debt instrument is not available by the time that the Fund calculates its net asset value on any business day, the Fund will generally use a quoted price from a prior day to value that security.

As discussed above, the Fund invests in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees, using fair value inputs obtained from an independent pricing service or which may have been valued using prices for which no alternative pricing source was available. The net aggregate direct exposure to these valuation methodologies (based on the Fund’s net assets) as of November 30, 2012 is as follows:

Securities

Fund Name	Fair valued using methods determined in good faith by or at the direction of the Trustees	Fair valued using inputs obtained from an independent pricing service	No Alternative pricing source was available
Implementation Fund	0.1%	48.6%	—

Derivatives

Fund Name	Future contracts fair valued using inputs obtained from an independent pricing service	Swap agreements fair valued using inputs obtained from an independent pricing service	Options fair valued using inputs obtained from an independent pricing service
Implementation Fund	0.0%*	(0.1)%	(0.1)%

*	Rounds to 0.0%.

U.S. GAAP requires the Fund to disclose the fair value of its investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between levels.

U.S. GAAP requires additional disclosures about fair value measurements for material Level 3 investments and derivatives, if any (determined by each category of asset or liability as compared to the Fund’s total net assets separately identified in the Valuation Inputs table below). At November 30, 2012, there were no direct material Level 3 classes of investments or derivatives with significant unobservable inputs subject to this additional disclosure.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, certain U.S. government obligations with a remaining maturity of greater than 60 days, derivatives actively traded on a national securities exchange (such as some futures and options), and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government securities with a remaining maturity of less than 60 days valued at amortized cost, certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds; certain OTC derivatives such as swaps, options, swaptions, and forward contracts; certain restricted securities; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; third-party investment funds where valuations are provided by fund sponsors and which are adjusted for liquidity considerations as well as the timing of the receipt of information; certain securities that are valued at the local price and adjusted by applying a premium or discount when the holdings exceed foreign ownership limitations; certain derivatives using third party valuation services; and potential litigation recoveries and interests related to bankruptcy proceedings valued at zero.

The following is a summary of the respective levels assigned to the Fund’s direct securities and derivatives, if any, as of November 30, 2012:

Valuation Inputs as of November 30, 2012

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Implementation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$27,176,752	$—	$27,176,752
Austria	—	2,759,280	—	2,759,280
Belgium	—	11,482,520	—	11,482,520
Brazil	15,477,615	—	—	15,477,615
Canada	14,942,577	—	—	14,942,577
Chile	405,057	—	—	405,057
China	2,078,587	34,534,477	—	36,613,064
Czech Republic	—	3,734,817	—	3,734,817
Denmark	—	6,295,153	—	6,295,153
Egypt	—	3,087,842	—	3,087,842
Finland	—	2,966,680	—	2,966,680
France	—	63,606,176	—	63,606,176
Germany	—	33,855,073	—	33,855,073
Greece	—	1,077,030	—	1,077,030
Hong Kong	438,600	4,950,100	—	5,388,700
Hungary	—	532,236	—	532,236
India	8,610,105	6,251,058	1,057,208	15,918,371
Indonesia	783,624	12,056,242	—	12,839,866
Ireland	—	3,426,717	—	3,426,717
Israel	—	1,009,131	—	1,009,131
Italy	—	25,513,340	—	25,513,340
Japan	—	121,548,488	—	121,548,488
Kazakhstan	—	393,818	—	393,818
Malaysia	—	914,534	—	914,534
Mexico	7,230,130	—	—	7,230,130
Netherlands	130,134	13,983,708	—	14,113,842
New Zealand	—	2,959,046	—	2,959,046
Norway	—	1,557,158	—	1,557,158
Philippines	833,748	4,966,333	—	5,800,081
Poland	—	5,924,918	—	5,924,918
Portugal	—	1,165,709	—	1,165,709
Russia	494,195	28,276,904	—	28,771,099
Singapore	—	7,803,007	—	7,803,007
South Africa	69,750	8,969,297	—	9,039,047
South Korea	1,159,646	23,443,631	—	24,603,277
Spain	—	28,580,819	—	28,580,819
Sri Lanka	—	51,709	—	51,709
Sweden	—	3,733,004	—	3,733,004
Switzerland	—	29,992,496	—	29,992,496
Taiwan	995,284	12,918,327	—	13,913,611
Thailand	—	10,613,881	750,885	11,364,766
Turkey	—	10,896,741	—	10,896,741
United Kingdom	—	130,735,668	16,141	130,751,809
United States	417,405,452	—	—	417,405,452

Total Common Stocks	471,054,504	693,743,820	1,824,234	1,166,622,558

Preferred Stocks
Brazil	15,124,962	—	—	15,124,962
Germany	—	3,871,438	—	3,871,438
Russia	—	2,466,035	—	2,466,035

Total Preferred Stocks	15,124,962	6,337,473	—	21,462,435

Description	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Implementation Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
Thailand	$—	$79,823	$—	$79,823
United States	6,945,008	—	—	6,945,008
Debt Obligations
Asset-Backed Securities
Canada	—	—	4,083,822	4,083,822
Bank Loans
United States	—	—	5,958,002	5,958,002

TOTAL DEBT OBLIGATIONS	—	—	10,041,824	10,041,824

Rights and Warrants
Singapore	—	3,861	—	3,861

Total Rights/Warrants	—	3,861	—	3,861

Short-Term Investments	205,971,004	—	—	205,971,004

Total Investments	699,095,478	700,164,977	11,866,058	1,411,126,513

Derivatives*
Forward Currency Contracts
Foreign currency risk	—	9,108,585	—	9,108,585
Futures Contracts
Equity risk	785,915	710,406	—	1,496,321

Total	$699,881,393	$709,983,968	$11,866,058	$1,421,731,419

Liability Valuation Inputs
Derivatives*
Forward Currency Contracts
Foreign currency risk	$—	$(3,537,055)	$—	$(3,537,055)
Futures Contracts
Equity risk	—	(237,876)	—	(237,876)
Written Options
Equity risk	(279,728)	(426,010)	—	(705,738)
Swap Agreements
Equity risk	—	(1,033,464)	—	(1,033,464)

Total	$(279,728)	$(5,234,405)	$—	$(5,514,133)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

*	The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to the Fund’s net asset value than the uncertainties surrounding inputs for a non-derivative security with the same market value.

For the period ended November 30, 2012 there were no material transfers between Level 1 and Level 2.

The following is a reconciliation of securities and derivatives, if any, in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 29, 2012	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3*	Transfer out of Level 3*	Balances as of November 30, 2012	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of November 30, 2012
Common Stock
India		$1,339,740	$(246,006)		$(27,081)	$(9,445)			$1,057,208	$(9,445)
Thailand	$—	723,840	(60,134)	$—	2,850	84,329	$—	$—	750,885	84,329
United Kingdom	—	16,068	—			73			16,141	73
Debt Obligations
Asset-Backed Securities
Canada	—	4,128,267	—	2,979	—	(47,424)	—	—	4,083,822	(47,424)
Bank Loans
United States	—	5,981,940	—	726	—	(24,664)	—	—	5,958,002	(24,664)

Total	$—	$12,189,855	$(306,140)	$3,705	$(24,231)	$2,869	$—	—	$11,866,058	$2,869

*	The Fund accounts for securities and derivatives, if any, transferred into and out of Level 3 at the value at the end of the period.

The net aggregate direct and/or indirect exposure to investments in securities and derivative financial instruments using Level 3 inputs (based on the Fund’s net assets) as of November 30, 2012 were as follows:

Fund Name	Level 3 securities	Level 3 derivatives
Implementation Fund	0.8%	—

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Boston time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan agreements and participations

The Fund may invest in loans to corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and the Fund may have minimal control over the terms of any loan modification. When the Fund purchases assignments of loans, it acquires direct rights against the borrower. Loan agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Repurchase agreements

The Fund may enter into repurchase agreements. Under a repurchase agreement the Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired is required by contract to be marked to market daily and additional collateral is required to be transferred so that the market value is at least equal to the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and/or the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Reverse repurchase agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement the Fund sells portfolio assets subject to an agreement by the Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result would realize a loss equal to the difference between the value of those securities and the payment it received for them. The size of this loss will depend upon the difference between what the buyer paid for the securities the Fund sold to it and the value of those securities (e.g., a buyer may pay $95 for a bond with a market value of $100). In the event of a buyer’s bankruptcy or insolvency, the Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to honor the Fund’s right to repurchase the securities. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Inflation-indexed bonds

The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that reflects inflation in the principal value of the bond. Most other issuers pay out any inflation related accruals as part of a semiannual coupon.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received by a Fund from inflation-indexed bonds are included in the Fund’s gross income for the period in which they accrue. In addition, any increase or decrease in the principal amount of an inflation indexed bond will increase or decrease taxable ordinary income to the Fund, even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Investment and other risks

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies the Manager employs on its behalf. This section does not describe every potential risk of investing in the Fund. The Fund could be subject to additional risks because of the types of investments it makes and market conditions, which may change over time.

An investment in the Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK. The Fund is subject to market risk, which is the risk that the market value of its holdings will decline. Market risks include:

Equity Securities Risk — The Fund runs the risk that the market prices of its equity investments will decline. The market price of an equity investment may decline for reasons that directly relate to the issuing company, such as poor management performance or reduced demand for its goods or services. It also may decline due to factors that affect a particular industry, such as a decline in demand, labor or raw material shortages or increased production costs. In addition, market prices may decline as a result of general market conditions not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. Equity investments generally have greater price volatility than fixed income and other investments with a scheduled stream of payments, and the market price of equity investments is more susceptible to moving up or down in a rapid or unpredictable manner.

The Fund invests a substantial portion of its assets in equities and generally does not take temporary defensive positions. As a result, declines in stock market prices generally are likely to reduce the net asset values of the Fund’s shares.

If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments.

Equity investments trading at high multiples of current earnings are more sensitive to changes in future earnings expectations than securities trading at lower multiples. At times when the market is concerned that these expectations may not be met, the market prices of those securities typically fall.

Fixed Income Investments Risk — The Fund’s investments in fixed income securities (including bonds, notes, bills, synthetic debt instruments and asset-backed securities) are subject to various market risks. The market price of a fixed income investment can decline due to a number of market-related factors, including rising (or, in some limited cases, declining) interest rates and widening credit spreads, or decreased liquidity that reflect the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market price of fixed income investments with complex structures, such as asset-backed securities and sovereign and quasi-sovereign debt instruments, can decline due to market uncertainty about their credit quality and the reliability of their payment streams. During periods of economic uncertainty and change, the market price of the Fund’s investments in below investment grade securities (commonly referred to as “junk bonds”) may be particularly volatile. Often junk bonds are subject to greater sensitivity to interest rate and economic changes than higher rated bonds and can be more difficult to, resulting in differences between the prices realized on their sale and the value at which they are carried on the books of the Fund. See “Credit Risk” and “Liquidity Risk” below for more information about these risks.

A principal risk of the Fund’s investments in fixed income securities is that an increase (or, in some limited cases, a decrease) in prevailing interest rates will cause the market price of those securities to decline. The risk associated with such changes in interest rates (also called “interest rate risk”) is generally greater when the Fund invests in fixed income securities with longer durations and in some cases duration can increase.

The extent to which a fixed income security’s price changes with changes in interest rates is referred to as interest rate duration, which can be measured mathematically or empirically. A longer-maturity investment generally has longer interest rate duration because the investment’s fixed rate is locked in for a longer period of time. Floating-rate or adjustable-rate securities, however, generally have shorter interest rate durations because their interest rates are not fixed but rather float up and down as interest rates change. Conversely, inverse floating-rate securities have durations that move in the opposite direction from short-term interest rates and thus tend to underperform fixed rate securities when interest rates rise but outperform them when interest rates decline. Fixed income securities paying no interest, such as zero coupon and principal-only securities, create additional interest rate risk.
The price of inflation indexed bonds (including Inflation-Protected Securities issued by the U.S. Treasury (“TIPS”)) normally changes when real interest rates change. Their value typically will decline during periods of rising real interest rates (i.e., nominal interest rate minus inflation) and increase during periods of declining real interest rates. Real interest rates may not fluctuate in the same manner as nominal interest rates. In some interest rate environments, such as when real interest rates are rising faster than nominal interest rates, the price of inflation indexed bonds may decline more than the price of non-inflation indexed (or nominal) fixed income bonds with similar maturities. The price of the Fund’s inflation indexed bonds, however, will not necessarily change in the same proportion as changes in nominal interest rates, and short term increases in inflation may lead to a decline in their price. Moreover, if the index measuring inflation falls, the principal value of inflation indexed bond investments will be adjusted downward, and, consequently, the interest they pay (calculated with respect to a smaller principal amount) will be reduced. In the case of TIPS, the U.S. government guarantees the repayment of the original bond principal upon maturity (as adjusted for inflation). Generally, when interest rates on short term U.S. Treasury obligations equal or approach zero, if the Fund has invested a substantial portion of its assets in U.S. Treasury obligations, such as U.S. Treasury Fund, will have a negative return unless the Manager waives or reduces its management fees. Market risk for fixed income securities denominated in non-U.S. currencies is also affected by currency risk. See “Currency Risk” below.

• NON-U.S. INVESTMENT RISK. Because the Fund invests in non-U.S. securities, it is subject to additional and more varied risks than funds whose investments are limited to U.S. securities. The securities markets of many non-U.S. countries include securities of only a limited number of companies in a limited number of industries. As a result, the market prices of many of those securities fluctuate more than those of U.S. securities. In addition, issuers of non-U.S. securities often are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, custody and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes and custodial costs. The Fund may be subject to non-U.S. taxation, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Transaction-based charges are generally calculated as a percentage of the transaction amount and are paid upon the sale or transfer of portfolio securities subject to such taxes. In addition, some jurisdictions may limit the Fund’s ability to profit from short term trading (as defined in the relevant jurisdiction).

Also, investing in non-U.S. securities exposes the Fund to the risk of nationalization, expropriation or confiscatory taxation of assets of their issuers, adverse changes in investment regulations, capital requirements or exchange controls (which may include suspension of the ability to transfer currency from a country), and adverse political and diplomatic developments.

In some non-U.S. markets, custody arrangements for securities provide significantly less protection than custody arrangements in U.S. markets, and prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks it does not have in the U.S. with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Fluctuations in non-U.S. currency exchange rates also will affect the market value of the Fund’s non-U.S. investments (see “Currency Risk” below).

U.S. investors are required to maintain a license to invest directly in many non-U.S. markets. These licenses are often subject to limitations, including maximum investment amounts. Once a license is obtained, the Fund’s ability to continue to invest directly is subject to the risk that the license will be terminated or suspended. If a license is terminated or suspended, to obtain exposure to the market the Fund will be required to purchase American Depositary Receipts, Global Depositary Receipts, shares of other funds that are licensed to invest directly, or derivative instruments. The receipt of a non-U.S. license by one of the Manager’s clients may preclude other clients, including the Fund, from obtaining a similar license, and this could limit the Fund’s investment opportunities. In addition, the activities of another of the Manager’s clients could cause the suspension or revocation of a license and thereby limit the Funds’ investment opportunities.

Because the Fund may invest a significant portion of its assets in securities of issuers tied economically to emerging countries (or investments related to emerging markets), it is subject to greater non-U.S. investment risk than funds investing primarily in more developed non-U.S. countries (or markets). The risks of investing in those securities include: greater fluctuations in currency exchange rates; increased risk of default (by both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war or natural disaster); increased risk of nationalization, expropriation, or other confiscation of assets of issuers of securities in the Fund’s portfolio; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest and other income and on the Fund’s ability to exchange local currencies for U.S. dollars; inability to purchase and sell investments or otherwise settle security or derivative transactions (i.e., a market freeze); unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and settlement; difficulties in obtaining and/or enforcing legal judgments; and significantly smaller market capitalizations of issuers.

• SMALLER COMPANY RISK. Companies with smaller market capitalizations, including small- and mid-cap companies, may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. Moreover, their securities often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. In addition, market risk and liquidity risk are particularly pronounced for securities of these companies.

• MANAGEMENT AND OPERATIONAL RISK. The Fund is subject to management risk because it relies on the Manager’s ability to achieve its investment objective. The Fund runs the risk that the Manager’s investment techniques will fail to produce desired results, and cause the Fund to incur significant losses. The Manager also may fail to use derivatives effectively, choosing to hedge or not to hedge positions at disadvantageous times.

The Manager’s portfolio managers may use quantitative analyses and models. Any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their effectiveness. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate or may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong. There can be no assurance that key personnel of the Manager will continue to be employed by the Manager. The loss of their services could have an adverse impact on the Manager’s ability to achieve the Fund’s investment objective.

The Fund also is subject to the risk of loss as a result of other services provided by the Manager and other service providers, including pricing, administrative, accounting, tax, legal, custody, transfer agency and other services. Operational risk includes the possibility of loss caused by inadequate procedures and controls, human error and system failures by a service provider. For example, trading delays or errors (both human and systematic) could prevent the Fund from benefiting from potential investment gains or avoiding losses on the security. The Manager is not contractually liable to the Fund for losses associated with operational risk absent the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of its contractual obligations to provide services to the Fund. Other Fund service providers also have limitations on their liability to the Fund for losses resulting from their errors.

• LIQUIDITY RISK. Liquidity risk is the risk that low trading volume, lack of a market maker, large position size or legal restrictions (including daily price fluctuation limits or “circuit breakers”) limits or prevents the Fund from selling particular securities or unwinding derivative positions at desirable prices. The Fund is also exposed to liquidity risk when it has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements, writing a put, or closing a short position). Because the Fund’s principal investment strategies may involve investment in asset-backed securities, emerging country debt securities, securities of companies with smaller market capitalizations or smaller total float-adjusted market capitalizations and emerging market securities, the Fund has increased exposure to liquidity risk. These types of investments can be difficult to value, resulting in differences between the price at which they are sold and the value at which they are carried on the books of the Fund. In addition, TIPS have exhibited periods of greatly reduced liquidity when disruptions in fixed income markets have occurred, such as the events surrounding the bankruptcy of Lehman Brothers in 2008. Less liquid securities are more susceptible than other securities to price declines when markets decline generally.

• DERIVATIVES RISK. The Fund may invest in derivatives, which are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices. Derivatives include futures, non-U.S. currency contracts, swap agreements, reverse repurchase agreements and other OTC contracts. Derivatives may relate to securities, interest rates, currencies or currency exchange rates, inflation rates, commodities and indices.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. In particular, the Fund’s use of OTC derivatives exposes it to the risk that the counterparties will be unable or unwilling to make timely settlement payments or otherwise honor their obligations. An OTC derivatives contract typically can be closed only with the other party to the contract. If the counterparty defaults, the Fund will have contractual remedies but may not be able to enforce them. Because the contract for each OTC derivative is individually negotiated, the counterparty may interpret contractual terms (e.g., the definition of default) differently than the Fund, and if it does, the Fund may decide not to pursue its claims against the counterparty to avoid incurring the cost and unpredictability of legal proceedings. The Fund, therefore, may be unable to obtain payments the Manager believes are owed to it under OTC derivatives contracts or those payments may be delayed or made only after the Fund has incurred the costs of litigation.

The Fund may invest in derivatives that (i) do not require the counterparty to post collateral (e.g., non-U.S. currency forwards), (ii) require collateral but that do not provide for the Fund’s security interest in it to be perfected, (iii) require a significant upfront deposit by the Fund unrelated to the derivative’s intrinsic value, or (iv) do not require that collateral be regularly marked-to-market. When a counterparty’s obligations are not fully secured by collateral, the Fund runs the risk of having limited recourse if the counterparty defaults. Even when obligations are required by contract to be collateralized, there is usually a lag between the day the collateral is called for and the day the Fund receives it. The Fund may invest in derivatives with a limited number of counterparties, and events affecting the creditworthiness of any of those counterparties may have a pronounced effect on the Fund. Derivatives risk is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions. In addition, during those periods, the Fund may have a greater need for cash to provide collateral for large swings in its mark-to-market obligations under the derivatives used by the Fund.

Derivatives also present other risks described in this section, including market risk, liquidity risk, currency risk, credit risk and counterparty risk. Many derivatives, in particular OTC derivatives, are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or improper valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an OTC derivative. Valuation risk is more pronounced when the Fund enters into OTC derivatives with specialized terms because the value of those derivatives in some cases is determined only by reference to similar derivatives with more standardized terms. As a result, incorrect valuations may result in increased cash payments to counterparties, undercollateralization and/or errors in the calculation of the Fund’s net asset value. Derivatives also involve the risk that changes in their value may not move as expected relative to the value of the assets, rates or indices they are designed to track.

The Fund’s use of derivatives may not be effective or have the desired results. Moreover, suitable derivatives will not be available in all circumstances. For example, the economic costs of taking some derivative positions may be prohibitive, and if a counterparty or its affiliate is deemed to be an affiliate of the Fund, the Fund will not be permitted to trade with that counterparty. In addition, the Manager may decide not to use derivatives to hedge or otherwise reduce the Fund’s risk exposures, potentially resulting in losses for the Fund.

When the Fund uses credit default swaps to obtain synthetic long exposure to a fixed income security such as a debt instrument or index of debt instruments, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap agreement in the event of a default.

Swap agreements and other OTC derivatives are highly susceptible to liquidity risk (see “Liquidity Risk” above) and counterparty risk (see “Counterparty Risk” below), and are subject to documentation risks. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish and/or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself.

The U.S. government recently enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. Because the legislation leaves much to rule making, its ultimate impact remains unclear. New regulations could, among other things, restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund or increasing margin or capital requirements.

• CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates will adversely affect the market value of the Fund’s investments. Currency risk includes the risk that the non-U.S. currencies in which the Fund’s investments are traded, in which the Fund receives income or in which the Fund has taken a position, will decline in value relative to the U.S. dollar. Currency risk also includes the risk that the currency to which the Fund has obtained exposure through hedging declines in value relative to the currency being hedged, in which event, the Fund may realize a loss both on the hedging instrument and on the currency being hedged. Currency exchange rates can fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, trade balances, actual or perceived changes in interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation, intervention (or the failure to intervene) by governments, central banks or supranational agencies such as the International Monetary Fund, and currency or exchange controls or other political and economic developments in the U.S. or abroad. See “Market Disruption and Geopolitical Risk” below.

The Fund may use derivatives to take overweighted or underweighted currency positions relative to the currency exposure of its portfolio. If the exchange rates of the currencies involved do not move as expected, the Fund could lose money both on its holdings of a particular currency and on the derivative. See also “Non-U.S. Investment Risk” above.

Some currencies are illiquid (e.g., some emerging country currencies), and the Fund may not be able to convert them into U.S. dollars, in which case the Manager may decide to purchase U.S. dollars in a parallel market in which the exchange rate is materially and adversely different. Exchange rates for many currencies (e.g., some emerging country currencies) are particularly affected by exchange control regulations.

Derivative transactions in non-U.S. currencies (such as futures, forwards, options and swaps) may involve leveraging risk in addition to currency risk, as described below under “Leveraging Risk.” In addition, the obligations of counterparties in currency derivative transactions are often not secured by collateral, which increases counterparty risk (see “Counterparty Risk” below).

• CREDIT RISK. This is the risk that the issuer or guarantor of a fixed income investment will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s or guarantor’s failure to meet its payment obligations or the downgrading of its credit rating. This risk is particularly acute in environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

All fixed income securities are subject to credit risk. Financial strength and solvency of an issuer are the primary factors influencing credit risk. The risk varies depending upon whether the issuer is a corporation or U.S. or non-U.S. government (or sub-division or instrumentality) and whether the particular security has a priority over other obligations of the issuer in payment of principal and interest and whether it has any collateral backing or credit enhancement. Credit risk may change over the life of a fixed income security. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, or corporation, or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal National Mortgage Association (“Fannie Mae”), and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations and their fixed income securities, including mortgage-backed and other asset-backed securities, are neither guaranteed nor insured by the U.S. government. These securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). Investments in sovereign debt involve the risk that the governmental entities responsible for repayment may be unable or unwilling to pay interest and repay principal when due. A governmental entity’s willingness or ability to pay interest and repay principal in a timely manner may be affected by a variety of factors, including its cash flow, the size of its reserves, its access to foreign exchange, the relative size of its debt service burden to its economy as a whole, and political constraints. Investments in quasi-sovereign issuers are subject to the additional risk that the issuer may default independently of its sovereign. Sovereign debt risk is greater for emerging market securities.

In some cases, the credit risk of a fixed income security is reflected in its credit ratings, and if the Fund holds such a security, the Fund is subject to the risk that the security’s rating will be downgraded.

As described under “Market Risk – Asset-Backed Securities Risk” above, asset-backed securities may be backed by many types of assets and their payment of interest and repayment of principal largely depend on the cash flows generated by the assets backing them. The credit risk of a particular asset-backed security depends on many factors, as described in “Market Risk – Asset-Backed Securities Risk” above.

The obligations of issuers also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. The Fund also is exposed to credit risk on a reference security to the extent it writes protection under credit default swaps. See “Derivatives Risk” below for more information regarding risks associated with the use of credit default swaps.

The extent to which the price of a fixed income security changes in response to a credit event depends on a number of factors and can be difficult to predict. For example, floating rate securities may have final maturities of ten or more years, but their effective durations will tend to be very short. If the issuer of floating rate securities experiences an adverse credit event, or a change occurs in its perceived creditworthiness, the price of its securities could decline much more than would be predicted by the change in their yield in relation to their effective duration.

Credit risk is particularly pronounced for below investment grade securities (commonly referred to as “junk bonds”). The sovereign debt of many non-U.S. governments, including their sub-divisions and instrumentalities, is below investment grade. Many asset-backed securities also are below investment grade. Below investment grade securities have speculative characteristics, often are less liquid than higher quality securities, present a greater risk of default and are more susceptible to real or perceived adverse industry conditions. In the event of default of sovereign debt, the Fund may be unable to pursue legal action against the sovereign issuer.

Asset-Backed Securities Risk — Investments in asset-backed securities not only are subject to all of the market risks described above for fixed income securities but to other market risks as well.

Funds investing in asset-backed securities are exposed to the risk that these securities experience severe credit downgrades, illiquidity, defaults, and declines in market value. These risks are particularly acute during periods of adverse market conditions, such as those that occurred in 2008. Asset-backed securities may be backed by many types of assets, including pools of residential and commercial mortgages, automobile loans, educational loans, home equity loans, and credit-card receivables. They also may be backed by pools of corporate or sovereign bonds, bank loans made to corporations, or a combination of these bonds and loans (commonly referred to as “collateralized debt obligations” or “collateralized loan obligations”) and by the fees earned by service providers.

As described under “Market Risk – Fixed Income Investments Risk” above, the market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment of interest on asset-backed securities and repayment of principal largely depend on the cash flow generated by the assets backing the securities, as well as the deal structure (e.g., determination as to the amount of underlying assets or other support needed to produce the cash flows necessary to service interest and make principal payments), the quality of the underlying assets, the level of credit support and the credit quality of the credit-support provider, if any, and the reliability of various other service providers with access to the payment stream. A problem in any one of these areas can lead to a decrease in the payment stream expected by the Fund at the time it purchased the asset-backed security. Asset-backed securities involve risk of loss of principal if obligors of the underlying obligations default and the value of the defaulted obligations exceeds whatever credit support the securities may have. Asset-backed securities backed by sub-prime mortgage loans, in particular, may cause the Fund to suffer significantly greater declines in value due to defaults, as sub-prime mortgage loans are typically made to less creditworthy borrowers and thus have a higher risk of default than conventional mortgage loans. The obligations of issuers (and obligors of asset-backed securities) also are subject to bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. See “Credit Risk” below for more information about credit risk.

With the deterioration of worldwide economic and liquidity conditions that occurred and became acute in 2008, the markets for asset-backed securities became fractured, and uncertainty about the creditworthiness of those securities (and underlying assets) caused credit spreads (the difference between yields on asset-backed securities and U.S. Government securities) to widen dramatically. Concurrently, systemic risks of the type evidenced by the insolvency of Lehman Brothers and subsequent market disruptions reduced the ability of financial institutions to make markets in many fixed income securities. These events reduced liquidity and contributed to substantial declines in the market prices of asset-backed and other fixed income securities. These conditions may occur again. Also, government actions and proposals affecting the terms of underlying home and consumer loans, changes in demand for products (e.g., automobiles) financed by those loans, and the inability of borrowers to refinance existing loans (e.g., sub-prime mortgages) have had, and may continue to have, adverse valuation and liquidity effects on asset-backed securities.

The market price of an asset-backed security may depend on the servicing of its underlying assets and is, therefore, subject to risks associated with the negligence or defalcation of its servicer. In some circumstances, the mishandling of related documentation also may affect the rights of security holders in and to the underlying assets. The insolvency of entities that generate receivables or that utilize the assets may result in a decline in the value of the underlying assets, as well as costs and delays. The obligations underlying asset-backed securities, in particular securities backed by pools of residential and commercial mortgages, also are subject to unscheduled prepayment, and the Fund may be unable to invest prepayments at as high a yield as was provided by the asset-backed security.

The risk of investing in asset-backed securities has increased since the deterioration in worldwide economic and liquidity conditions referred to above because performance of the various sectors in which the assets underlying asset-backed securities are concentrated (e.g., auto loans, student loans, sub-prime mortgages, and credit card receivables) has become more highly correlated. See “Focused Investment Risk” below for more information about risks of investing in correlated sectors. A single financial institution may serve as a trustee for many asset-backed securities. As a result, a disruption in that institution’s business may have a material impact on many investments.

• COUNTERPARTY RISK. To the extent the Fund enters into contracts with counterparties, such as repurchase or reverse repurchase agreements or other OTC derivatives contracts, or lends its securities, it runs the risk that the counterparty will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund. There is neither an explicit limit on the amount of exposure that the Fund may have with any one counterparty nor a requirement that counterparties maintain a specific rating by a nationally recognized rating organization in order to be considered for potential transactions. To the extent that GMO’s view with respect to a particular counterparty changes (whether due to external events or otherwise), existing transactions are not required to be terminated or modified. Additionally, new transactions may be entered into with a counterparty that is no longer considered eligible if the transaction is primarily designed to reduce the overall risk of potential exposure to that counterparty (for example, re-establishing the transaction with a lesser notional amount). Counterparty risk is pronounced during unusually adverse market conditions and is particularly acute in environments (like those of 2008) in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions.

Participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets, and, therefore, OTC derivatives generally expose the Fund to greater counterparty risk than exchange-traded derivatives. The Fund is subject to the risk that a counterparty will not settle a derivative in accordance with its terms because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem. If a counterparty’s obligation to the Fund is not collateralized, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but the Fund may be unable to enforce them, thus causing the Fund to suffer a loss. Counterparty risk is greater for derivatives with longer maturities because of the greater possibility that events will intervene to prevent settlement. Counterparty risk also is greater when the Fund has concentrated its derivatives with a single or small group of counterparties as it sometimes does as a result of its use of swaps and other OTC derivatives. Significant exposure to a single counterparty increases the Fund’s counterparty risk. To the extent the Fund uses swap agreements, it is subject, in particular, to the creditworthiness of the counterparties because some types of swap agreements have durations longer than six months (and, in some cases, decades). The creditworthiness of a counterparty may be adversely affected by greater than average volatility in the markets, even if the counterparty’s net market exposure is small relative to its capital. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in the collateral may not be perfected or additional collateral may not be promptly posted as required.

The Fund also is subject to counterparty risk because it executes its securities transactions through brokers and dealers. If a broker or dealer fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or be unable to dispose of investments it would prefer to sell, resulting in losses for the Fund.

Counterparty risk with respect to OTC derivatives may be affected by new regulations affecting the derivatives market. Certain derivatives are likely to be required to be cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Also, new regulations may cause certain bank and dealer counterparties to enter into derivatives transactions through affiliated entities, which affiliates may be less creditworthy than the bank or dealer itself.

• LEVERAGING RISK. The use of reverse repurchase agreements and other derivatives and securities lending creates leverage (i.e., the Fund’s investment exposures exceed its net asset value). Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines. Because many derivatives have a leverage component (i.e., a notional value in excess of the assets needed to establish or maintain the derivative position), adverse changes in the value or level of the underlying asset, rate or index may result in a loss substantially greater than the amount invested in the derivative itself. In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund’s use of reverse repurchase agreements also subjects it to interest costs based on the difference between the sale and repurchase price of the security involved. The Fund’s portfolio also will be leveraged if it borrows money to meet redemption requests or settle investment transactions or if it exercises its right to delay payment on a redemption.

The Fund may manage some of its derivative positions by offsetting derivative positions against one another or against other assets. To the extent offsetting positions do not behave in relation to one another as expected, the Fund may perform as if it were leveraged.

• OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security.

Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

• REAL ESTATE RISK. To the extent the Fund concentrates its assets in real-estate related investments, the value of its portfolio is subject to factors affecting the real estate industry and may fluctuate more than the value of a portfolio that consists of securities of companies in a broader range of industries. Factors affecting real estate values include the supply of real property in particular markets, overbuilding, changes in zoning laws, casualty or condemnation losses, delays in completion of construction, changes in real estate values, changes in operating costs and property taxes, levels of occupancy, adequacy of rent to cover operating costs, possible environmental liabilities, regulatory limitations on rent, fluctuations in rental income, increased competition and other risks related to local and regional market conditions. The value of real-estate related investments also may be affected by changes in interest rates, macroeconomic developments, and social and economic trends. For instance, during periods of declining interest rates, some mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may reduce the yield on securities issued by those REITs. Some REITs have relatively small market capitalizations, which can tend to increase the volatility of the market price of their securities. REITs are subject to the risk of fluctuations in income from underlying real estate assets, their inability to manage effectively the cash flows generated by those assets, prepayments and defaults by borrowers, and their failure to qualify for the special tax treatment granted to REITs under the Internal Revenue Code of 1986, as amended, or to maintain their exemption from investment company status under the Investment Company Act of 1940, as amended.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. The Fund is subject to the risk that geopolitical and other events will disrupt securities markets, adversely affect global economies and markets and thereby decrease the value of the Fund’s investments. The wars in Iraq and Afghanistan have had a substantial effect on the economies and securities markets of the U.S. and other countries. Terrorism in the U.S. and around the world has had a similar global impact and has increased geopolitical risk. The terrorist attacks on September 11, 2001 resulted in the closure of some U.S. securities markets for four days, and similar attacks are possible in the future. The uncertainty surrounding the sovereign debt of the European Union countries of Greece, Spain, Portugal, Ireland and Italy, as well as the continued existence of the European Union itself, have disrupted and may continue to disrupt markets in the U.S. and around the world. If one or more countries leave the European Union or the European Union dissolves, there likely will be significant disruptions in the world’s securities markets and substantial government interventions (e.g., currency controls), which could negatively impact the Funds. War, terrorism, economic uncertainty and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as the earthquake and tsunami in Japan in early 2011, and systemic market dislocations of the kind surrounding the insolvency of Lehman Brothers in 2008, if repeated, would be highly disruptive to economies and markets, adversely affecting individual companies and industries, securities markets, interest rates, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments. During such market disruptions, the Fund’s exposure to the risks described elsewhere in this “Investments and other risk” section will likely increase. Market disruptions, including sudden government interventions, can also prevent the Fund from implementing its investment programs for a period of time and achieving its investment objectives. For example, a disruption may cause disruptions to the orderly functioning of the securities markets and/or may cause the Fund’s derivatives counterparties to discontinue offering derivatives on some underlying commodities, securities, reference rates or indices, or to offer them on a more limited basis.

• SHORT SALES RISK. The Fund may use short sales in its investment programs in an attempt to increase its returns or for hedging purposes.

In implementing its principal investment strategies, the Fund is permitted to engage in short sales of securities or currencies that it does not own. To do so, the Fund borrows a security (e.g., shares of an ETF) or currency from a broker and sells it to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert or exchange securities or currencies to replace the borrowed securities at a time when the securities or currencies sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities or currencies it does not own, it may have to pay a premium to borrow the securities or currencies and must pay to the lender any dividends or interest it receives on the securities or currencies while they are borrowed. In addition, purchasing securities or currencies to close out a short position can itself cause the price of the securities or currencies to rise further, thereby exacerbating any losses.

Short sales of securities or currencies the Fund does not own involve a form of investment leverage, and the amount of a Fund’s potential loss is theoretically unlimited. Accordingly, the Fund is subject to increased leveraging risk and other investment risks described in this “Investments and other risks” section to the extent its sells short securities or currencies it does not own.

• FOCUSED INVESTMENT RISK. Funds whose investments are focused in particular countries, regions, sectors, companies or industries with high positive correlations to one another (e.g., different industries within broad sectors, such as technology or financial services) are subject to greater overall risk than funds whose investments are more diversified. To the extent the Fund invests in the securities of a limited number of issuers, it is particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by the Fund is likely to affect the Fund’s performance more than if the Fund invested in the securities of a larger number of issuers.

To the extent the Fund focuses its investments in a particular type of security or sector, or in securities of companies in a particular industry, it is vulnerable to events affecting those securities, sectors, or companies. Securities, sectors, or companies that share common characteristics are often subject to similar business risks and regulatory burdens, and often react similarly to specific economic, market, political or other developments. See also “Real Estate Risk” below.

Similarly, to the extent the Fund has a significant portion of its assets in investments tied economically to a particular geographic region, non-U.S. country or particular market (e.g., emerging markets), it has more exposure to regional and country economic risks than funds making non-U.S. investments throughout the world. The political and economic prospects of one country or group of countries within the same geographic region may affect other countries in that region, and a recession, debt crisis or decline in currency valuation in one country can spread to other countries. Furthermore, companies in a particular geographic region or non-U.S. country are vulnerable to events affecting other companies located in that region or country because they often share common characteristics, are exposed to similar business risks and regulatory burdens, and react similarly to specific economic, market, political or other developments. See also “Non-U.S. Investment Risk” above.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g. GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to raise the cash needed to satisfy the redemption request. In addition, GMO Funds and other accounts over which GMO has investment discretion that invest in the Fund are not subject to restrictions on the frequency of trading of Fund shares. Asset allocation decisions by the Manager may result in substantial redemptions from (or investments into) the Fund. These transactions may adversely affect the Fund’s performance to the extent that the Fund is required to sell investments (or invest cash) at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or accelerate the realization of taxable income and/or gains to shareholders if the sales of portfolio securities they necessitate result in gains. In addition, to the extent the Fund invests in other GMO Funds subject to large shareholder risk, it is indirectly subject to this risk.

• FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. The Fund may invest in shares of other investment companies, including other GMO Funds, money market funds and ETF (for purposes of this risk disclosure, “underlying funds”), and is exposed to the risk that the underlying funds will not perform as expected.

Because the Fund bears the fees and expenses of the underlying funds in which it invests (absent reimbursement of those expenses), the Fund will incur additional expenses when investing in underlying funds. In addition, total Fund expenses will increase if the Fund makes a new or further investment in underlying funds with higher fees or expenses than the average fees and expenses of the underlying funds then in the Fund’s portfolio.

The Fund also is indirectly exposed to all of the risks of an investment in the underlying funds.

Investments in ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the ETF may occasionally differ. In addition, ETFs often use derivatives to track the performance of the relevant index, and, therefore, investments in those ETFs are subject to the same derivatives risks discussed above.

• NON-DIVERSIFIED FUNDS. The Fund is a “non-diversified investment company” under the Investment Company Act of 1940, as amended. This means that it is allowed to invest in the securities of a relatively small number of issuers and/or non-U.S currencies. As a result, it may be subject to greater credit, market and other risk, and poor performance by a single issuer may have a greater impact on its performance, than if it was “diversified”.

Temporary Defensive Positions. The Fund normally does not take temporary defensive positions.

To the extent the Fund takes a temporary defensive position, or otherwise holds cash, cash equivalents, or high quality debt investments on a temporary basis, the Fund may not achieve its investment objective.

Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices, to increase, decrease or adjust elements of the investment exposures of the Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and related indices, and include foreign currency contracts, swap agreements, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Fund may use derivatives as a substitute for direct investment in securities or other assets. For example, the Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap agreements and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). The Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that the Manager believes is highly correlated with the relevant currency.

The Fund may use derivatives in an attempt to adjust elements of its investment exposures to various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of stocks of companies in a particular sector and the Manager believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

The Fund may use derivative to effect transactions intended as substitutes for securities lending.

The Fund is not limited in its use of derivatives or in the absolute face value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on derivative reference assets that the Fund does not own.

The Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Fund held derivatives during the period ended November 30, 2012. The following table shows how the Fund used these derivatives (marked with an x):

Type of Derivative and Objective for Use
Forward currency contracts
Adjust exposure to foreign currencies	X
To manage against anticipated currency exchange rate changes	X
Futures contracts
Adjust exposure to certain securities markets	X
Maintain the diversity and liquidity of the portfolio	X
Written Options
Used written put option contracts as a substitute for direct equity investment	X
Swap agreements
Adjust exposure to certain securities markets	X
To hedge some or all of the broad market exposure of the assets in which the Fund invests	X
Adjust exposure to certain companies and industries	X
Rights and/or warrants
Received as a result of corporate actions	X

Forward currency contracts

The Fund may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked to market daily using rates supplied by a quotation service and changes in value are recorded by the Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose the Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are not collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Futures contracts

The Fund may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, the Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (unless the futures are traded outside the U.S. and the market for such futures is closed prior to the close of NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Fund to the risk that it may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Options

The Fund may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. By purchasing options the Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. The Fund pays a premium for a purchased option. That premium is disclosed in the Schedule of Investments and is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

The Fund may write (i.e., sell) call and put options on futures, swaps (“swaptions”), securities or currencies it owns or in which it may invest. Writing options alters the Fund’s exposure to the underlying asset by, in the case of a call option, obligating the Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating the Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, the Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that the Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose the Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed.

For the period ended November 30, 2012, investment activity in options contracts written by the Fund was as follows:

	Puts			Calls
	Principal Amount of Contracts	Number of Contracts	Premiums	Principal Amount of Contracts	Number of Contracts	Premiums
Outstanding, beginning of year	$—	—	$—	$—	—	$—
Options written	—	2,077	1,136,909	—	—	—
Options bought back	—	—	—	—	—	—
Options expired	—	(14)	(25,684)	—	—	—
Options sold	—	—	—	—	—	—

Outstanding, end of period	$—	2,063	$1,111,225	$—	—	$—

Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within this range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation charges through the NYSE close). The Fund values OTC options using inputs provided by primary pricing sources and industry models.

Swap agreements

The Fund may enter into various types of swap agreements, including, without limitation, swaps on securities and securities indices, interest rate swaps, total return swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps and other types of available swaps. A swap agreement is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap agreements are net settled. When entering into a swap agreement and during the term of the transaction, the Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap agreement are included in the fair market value of the swap. The Fund does not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses. A liquidation payment received or made at the termination of the swap agreements is recorded as realized gain or loss.

Interest rate swap agreements involve an exchange by the parties of their respective commitments to pay or right to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal).

Total return swap agreements involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or future contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap agreement, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap agreements on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap agreements on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Variance swap agreements involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security closes or the official closing time of the underlying index occurs prior to the close of the NYSE due to time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changed through the NYSE close) and records the change in value, if any, as unrealized gain or loss. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate. Swap agreements generally are not traded on publicly traded exchanges. The values assigned to them may differ significantly from the values that would be realized upon termination, and the differences could be material. Entering into swap agreements involves counterparty credit, legal, and documentation risk that is generally not reflected in the models used to price the swap agreement. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that the Fund has amounts on deposit in excess of amounts owed by the Fund, or that any collateral the other party posts is insufficient or not timely received by the Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap agreements outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

Rights and warrants

The Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in the Fund’s Schedule of Investments.

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the fair valuations of derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments as of November 30, 2012:

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Other Contracts	Total
Asset:
Investments at value (rights and/ or warrants)	$—	$—	$3,861	$—	$—	$—	$3,861
Unrealized Appreciation on Forward Currency Contracts	—	—	—	9,108,585	—	—	9,108,585
Unrealized Appreciation on Futures Contracts*	—	—	1,496,321	—	—	—	1,496,321

Total	$—	$—	$1,500,182	$9,108,585	$—	$—	$10,608,767

Liability:
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(3,537,055)	$—	$—	$(3,537,055)
Unrealized Depreciation on Futures Contracts*	—	—	(237,876)	—	—	—	(237,876)
Written Options, at Value	—	—	(705,738)	—	—	—	(705,738)
Unrealized Depreciation on Swap Agreements	—	—	(1,033,464)	—	—	—	(1,033,464)

Total	$—	$—	$(1,977,078)	$(3,537,055)	$—	$—	$(5,514,133)

*	The Fair Values of Derivative Instruments table includes cumulative appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments.

The volume of derivative activity, based on absolute values (forward currency contracts, futures contracts, rights and/or warrants), notional amounts (swap agreements) or principal amounts (options) outstanding at each month-end, was as follows for the period ended November 30, 2012.

	Forward Currency Contracts ($)	Futures Contracts ($)	Swap Agreements ($)	Options ($)	Rights and/or warrants ($)
Implementation Fund	451,103,721	28,529,431	8,401,554	4,175	23,431

For additional information regarding the Fund, please see the Fund’s most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission’s website, www.sec.gov, or visit GMO’s website at www.gmo.com.

Item 2. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)(1) The GMO Global Equity division implemented a new order management/trading system on November 26, 2012. The new system allows for further automation of certain processes.

(b)(2) Except as described in the prior paragraph, there were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

The certifying officers express no view as to whether the changes in paragraph (b)(1) were material.

Item 3. Exhibits.

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GMO Trust

By (Signature and Title):	/S/ J.B. Kittredge
J.B. Kittredge, Chief Executive Officer

Date: January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/S/ J.B. Kittredge
J.B. Kittredge, Principal Executive Officer

Date: January 25, 2013

By (Signature and Title):	/S/ Sheppard N. Burnett
Sheppard N. Burnett, Principal Financial Officer

Date: January 25, 2013